UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 470-8000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Bull ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (93.8%)
3M Co. (Miscellaneous Manufacturing)	4,719	$404,371
Abbott Laboratories (Pharmaceuticals)	9,537	444,616
ACE, Ltd. (Insurance)	1,749	72,181
ADC Telecommunications, Inc. * (Telecommunications)	4,983	9,916
Adobe Systems, Inc. (Software)	1,485	99,747
Advanced Micro Devices, Inc. * (Semiconductors)	2,409	38,833
AES Corp. * (Electric)	3,960	64,865
Aetna, Inc. (Healthcare-Services)	1,815	136,034
Affiliated Computer Services, Inc. - Class A * (Computers)	792	42,166
AFLAC, Inc. (Insurance)	3,069	114,351
Agilent Technologies, Inc. * (Electronics)	2,640	58,608
Air Products & Chemicals, Inc. (Chemicals)	1,386	87,720
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	528	25,270
Albertson’s, Inc. (Food)	2,244	46,339
Alcoa, Inc. (Mining)	5,346	162,464
Allegheny Energy, Inc. * (Electric)	858	17,726
Allegheny Technologies, Inc. (Iron/Steel)	561	13,526
Allergan, Inc. (Pharmaceuticals)	792	55,020
Allied Waste Industries, Inc. * (Environmental Control)	1,650	12,062
Allstate Corp. (Insurance)	4,158	224,781
Alltel Corp. (Telecommunications)	1,848	101,363
Altera Corp. * (Semiconductors)	2,277	45,039
Altria Group, Inc. (Agriculture)	12,672	828,622
Ambac Financial Group, Inc. (Insurance)	660	49,335
Amerada Hess Corp. (Oil & Gas)	528	50,799
Ameren Corp. (Electric)	1,188	58,224
American Electric Power, Inc. (Electric)	2,343	79,803
American Express Co. (Diversified Financial Services)	7,194	369,556
American International Group, Inc. (Insurance)	15,972	885,010
American Power Conversion Corp. (Electrical Components & Equipment)	1,089	28,434
American Standard Cos. (Building Materials)	1,089	50,617
AmerisourceBergen Corp. (Pharmaceuticals)	693	39,702
Amgen, Inc. * (Biotechnology)	7,689	447,577
AmSouth Bancorp (Banks)	2,178	56,519
Anadarko Petroleum Corp. (Oil & Gas)	1,452	110,497
Analog Devices, Inc. (Semiconductors)	2,277	82,291
Andrew Corp. * (Telecommunications)	990	11,593
Anheuser-Busch Cos., Inc. (Beverages)	4,752	225,197
AON Corp. (Insurance)	1,947	44,469
Apache Corp. (Oil & Gas)	2,013	123,256
Apartment Investment and Management Co. - Class A (Real Estate Investment Trust)	594	22,097
Apollo Group, Inc. - Class A * (Commercial Services)	1,023	75,763
Apple Computer, Inc. * (Computers)	5,016	209,017
Applera Corp. - Applied Biosystems Group (Electronics)	1,188	23,451
Applied Materials, Inc. * (Semiconductors)	10,230	166,238
Applied Micro Circuits Corp. * (Semiconductors)	1,881	6,188
Archer-Daniels-Midland Co. (Agriculture)	3,828	94,092
Archstone-Smith Trust (Real Estate Investment Trust)	1,221	41,648
Ashland, Inc. (Chemicals)	396	26,718
AT&T Corp. (Telecommunications)	4,917	92,194

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Autodesk, Inc. (Software)	1,419	42,229
Automatic Data Processing, Inc. (Software)	3,564	160,202
AutoNation, Inc. * (Retail)	1,386	26,251
AutoZone, Inc. * (Retail)	429	36,765
Avaya, Inc. * (Telecommunications)	2,937	34,304
Avery Dennison Corp. (Household Products/Wares)	627	38,830
Avon Products, Inc. (Cosmetics/Personal Care)	2,904	124,698
Baker Hughes, Inc. (Oil & Gas Services)	2,079	92,495
Ball Corp. (Packaging & Containers)	660	27,377
Bank of America Corp. (Banks)	24,849	1,095,840
Bank of New York Co., Inc. (Banks)	4,785	139,004
Bard (C.R.), Inc. (Healthcare-Products)	627	42,686
Bausch & Lomb, Inc. (Healthcare-Products)	330	24,189
Baxter International, Inc. (Healthcare-Products)	3,795	128,954
BB&T Corp. (Banks)	3,366	131,543
Bear Stearns Cos., Inc. (Diversified Financial Services)	693	69,231
Becton, Dickinson & Co. (Healthcare-Products)	1,551	90,609
Bed Bath & Beyond, Inc. * (Retail)	1,848	67,526
BellSouth Corp. (Telecommunications)	11,220	294,974
Bemis Co., Inc. (Packaging & Containers)	660	20,539
Best Buy Co., Inc. (Retail)	1,815	98,028
Big Lots, Inc. * (Retail)	693	8,330
Biogen Idec, Inc. * (Biotechnology)	2,046	70,607
Biomet, Inc. (Healthcare-Products)	1,551	56,301
BJ Services Co. (Oil & Gas Services)	990	51,361
Black & Decker Corp. (Hand/Machine Tools)	495	39,100
BMC Software, Inc. * (Software)	1,353	20,295
Boeing Co. (Aerospace/Defense)	5,115	299,023
Boston Scientific Corp. * (Healthcare-Products)	4,653	136,286
Bristol-Myers Squibb Co. (Pharmaceuticals)	11,979	304,985
Broadcom Corp. - Class A * (Semiconductors)	1,782	53,317
Brown-Forman Corp. (Beverages)	561	30,715
Brunswick Corp. (Leisure Time)	594	27,829
Burlington Northern Santa Fe Corp. (Transportation)	2,310	124,578
Burlington Resources, Inc. (Oil & Gas)	2,376	118,966
Calpine Corp. * (Electric)	3,267	9,148
Campbell Soup Co. (Food)	1,980	57,460
Capital One Financial Corp. (Diversified Financial Services)	1,518	113,501
Cardinal Health, Inc. (Pharmaceuticals)	2,673	149,153
Caremark Rx, Inc. * (Pharmaceuticals)	2,805	111,583
Carnival Corp. (Leisure Time)	3,234	167,554
Caterpillar, Inc. (Machinery-Construction & Mining)	2,112	193,121
Cendant Corp. (Commercial Services)	6,468	132,854
CenterPoint Energy, Inc. (Electric)	1,782	21,437
Centex Corp. (Home Builders)	792	45,358
CenturyTel, Inc. (Telecommunications)	825	27,093
ChevronTexaco Corp. (Oil & Gas)	12,903	752,374
Chiron Corp. * (Biotechnology)	891	31,238
Chubb Corp. (Insurance)	1,188	94,173
CIENA Corp. * (Telecommunications)	3,498	6,017
CIGNA Corp. (Insurance)	792	70,726
Cincinnati Financial Corp. (Insurance)	990	43,174
Cinergy Corp. (Electric)	1,188	48,138
Cintas Corp. (Textiles)	924	38,170
Circuit City Stores, Inc. (Retail)	1,188	19,067
Cisco Systems, Inc. * (Telecommunications)	39,600	708,443
CIT Group, Inc. (Diversified Financial Services)	1,287	48,906
Citigroup, Inc. (Diversified Financial Services)	32,010	1,438,528

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Citizens Communications Co. (Telecommunications)	2,046	26,475
Citrix Systems, Inc. * (Software)	1,023	24,368
Clear Channel Communications, Inc. (Media)	3,234	111,476
Clorox Co. (Household Products/Wares)	924	58,203
CMS Energy Corp. * (Electric)	1,188	15,492
Coach, Inc. * (Apparel)	1,188	67,276
Coca-Cola Co. (Beverages)	13,893	578,922
Coca-Cola Enterprises, Inc. (Beverages)	2,145	44,015
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,234	168,718
Comcast Corp. - Special Class A * (Media)	13,563	458,157
Comerica, Inc. (Banks)	1,056	58,164
Compass Bancshares, Inc. (Banks)	759	34,459
Computer Associates International, Inc. (Software)	3,297	89,349
Computer Sciences Corp. * (Computers)	1,155	52,957
Compuware Corp. * (Software)	2,376	17,107
Comverse Technology, Inc. * (Telecommunications)	1,221	30,794
ConAgra Foods, Inc. (Food)	3,168	85,599
ConocoPhillips (Oil & Gas)	4,257	459,075
Consolidated Edison, Inc. (Electric)	1,485	62,637
Constellation Energy Group, Inc. (Electric)	1,089	56,301
Convergys Corp. * (Commercial Services)	858	12,810
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	561	40,123
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	429	7,876
Corning, Inc. * (Telecommunications)	8,646	96,230
Costco Wholesale Corp. (Retail)	2,904	128,299
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,564	115,687
CSX Corp. (Transportation)	1,320	54,978
Cummins, Inc. (Machinery-Diversified)	264	18,572
CVS Corp. (Retail)	2,442	128,498
Dana Corp. (Auto Parts & Equipment)	924	11,818
Danaher Corp. (Miscellaneous Manufacturing)	1,683	89,889
Darden Restaurants, Inc. (Retail)	891	27,336
Deere & Co. (Machinery-Diversified)	1,518	101,904
Dell, Inc. * (Computers)	15,081	579,412
Delphi Corp. (Auto Parts & Equipment)	3,432	15,375
Delta Air Lines, Inc. * (Airlines)	858	3,475
Devon Energy Corp. (Oil & Gas)	2,937	140,242
Dillards, Inc. - Class A (Retail)	429	11,540
Dollar General Corp. (Retail)	1,848	40,490
Dominion Resources, Inc. (Electric)	2,079	154,740
Dover Corp. (Miscellaneous Manufacturing)	1,254	47,389
Dow Chemical Co. (Chemicals)	5,841	291,174
Dow Jones & Co., Inc. (Media)	429	16,032
DTE Energy Co. (Electric)	1,056	48,027
Du Pont (Chemicals)	6,105	312,819
Duke Energy Corp. (Electric)	5,742	160,833
Dynegy, Inc. - Class A * (Pipelines)	2,013	7,871
E*TRADE Financial Corp. (Diversified Financial Services)	2,277	27,324
Eastman Chemical Co. (Chemicals)	462	27,258
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,749	56,930
Eaton Corp. (Miscellaneous Manufacturing)	924	60,430
eBay, Inc. * (Internet)	7,425	276,657
Ecolab, Inc. (Chemicals)	1,353	44,717
Edison International (Electric)	2,013	69,891
El Paso Corp. (Pipelines)	3,927	41,548
Electronic Arts, Inc. * (Software)	1,881	97,398
Electronic Data Systems Corp. (Computers)	3,168	65,483
Eli Lilly & Co. (Pharmaceuticals)	6,930	361,053

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
EMC Corp. * (Computers)	14,751	181,732
Emerson Electric Co. (Electrical Components & Equipment)	2,574	167,130
Engelhard Corp. (Chemicals)	759	22,793
Entergy Corp. (Electric)	1,320	93,271
EOG Resources, Inc. (Oil & Gas)	1,452	70,770
Equifax, Inc. (Commercial Services)	825	25,319
Equity Office Properties Trust (Real Estate Investment Trust)	2,475	74,572
Equity Residential Properties Trust (Real Estate Investment Trust)	1,749	56,335
Exelon Corp. (Electric)	4,059	186,268
Express Scripts, Inc. - Class A * (Pharmaceuticals)	462	40,282
Exxon Mobil Corp. (Oil & Gas)	39,138	2,332,625
Family Dollar Stores, Inc. (Retail)	1,023	31,058
Fannie Mae (Diversified Financial Services)	5,940	323,433
Federated Department Stores, Inc. (Retail)	1,023	65,104
Federated Investors, Inc. - Class B (Diversified Financial Services)	594	16,816
FedEx Corp. (Transportation)	1,848	173,620
Fifth Third Bancorp (Banks)	3,201	137,579
First Data Corp. (Software)	4,917	193,287
First Horizon National Corp. (Banks)	759	30,960
FirstEnergy Corp. (Electric)	2,013	84,445
Fiserv, Inc. * (Software)	1,188	47,282
Fisher Scientific International, Inc. * (Electronics)	726	41,324
Fluor Corp. (Engineering & Construction)	528	29,267
Ford Motor Co. (Auto Manufacturers)	11,220	127,123
Forest Laboratories, Inc. * (Pharmaceuticals)	2,145	79,258
Fortune Brands, Inc. (Household Products/Wares)	891	71,841
FPL Group, Inc. (Electric)	2,409	96,721
Franklin Resources, Inc. (Diversified Financial Services)	1,221	83,822
Freddie Mac (Diversified Financial Services)	4,224	266,957
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,089	43,135
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	2,475	42,694
Gannett Co., Inc. (Media)	1,551	122,653
Gap, Inc. (Retail)	4,521	98,739
Gateway, Inc. * (Computers)	1,848	7,447
General Dynamics Corp. (Aerospace/Defense)	1,221	130,708
General Electric Co. (Miscellaneous Manufacturing)	64,944	2,341,880
General Mills, Inc. (Food)	2,244	110,293
General Motors Corp. (Auto Manufacturers)	3,465	101,836
Genuine Parts Co. (Distribution/Wholesale)	1,056	45,925
Genzyme Corp. - General Division * (Biotechnology)	1,518	86,890
Georgia Pacific Corp. (Forest Products & Paper)	1,584	56,216
Gilead Sciences, Inc. * (Pharmaceuticals)	2,640	94,512
Gillette Co. (Cosmetics/Personal Care)	6,072	306,515
Golden West Financial Corp. (Savings & Loans)	1,716	103,818
Goodrich Corp. (Aerospace/Defense)	726	27,799
Great Lakes Chemical Corp. (Chemicals)	330	10,600
Guidant Corp. (Healthcare-Products)	1,980	146,322
H & R Block, Inc. (Commercial Services)	1,023	51,743
Halliburton Co. (Oil & Gas Services)	3,102	134,162
Harley-Davidson, Inc. (Leisure Time)	1,782	102,928
Harrah’s Entertainment, Inc. (Lodging)	693	44,754
Hartford Financial Services Group, Inc. (Insurance)	1,815	124,436
Hasbro, Inc. (Toys/Games/Hobbies)	1,023	20,920
HCA, Inc. (Healthcare-Services)	2,508	134,354
Health Management Associates, Inc. - Class A (Healthcare-Services)	1,485	38,877
Heinz (H.J.) Co. (Food)	2,145	79,022
Hercules, Inc. * (Chemicals)	693	10,035
Hershey Foods Corp. (Food)	1,353	81,802

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hewlett-Packard Co. (Computers)	17,754	389,523
Hilton Hotels Corp. (Lodging)	2,343	52,366
Home Depot, Inc. (Retail)	13,464	514,863
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,214	194,013
Hospira, Inc. * (Pharmaceuticals)	957	30,882
Humana, Inc. * (Healthcare-Services)	990	31,621
Huntington Bancshares, Inc. (Banks)	1,419	33,914
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,683	150,679
IMS Health, Inc. (Software)	1,419	34,609
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,056	84,110
Intel Corp. (Semiconductors)	38,148	886,179
International Business Machines Corp. (Computers)	9,999	913,708
International Flavors & Fragrances, Inc. (Chemicals)	528	20,856
International Game Technology (Entertainment)	2,112	56,306
International Paper Co. (Forest Products & Paper)	3,003	110,480
Interpublic Group of Cos., Inc. * (Advertising)	2,607	32,014
Intuit, Inc. * (Software)	1,122	49,110
ITT Industries, Inc. (Miscellaneous Manufacturing)	561	50,625
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,749	90,808
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,780	753,588
Jabil Circuit, Inc. * (Electronics)	1,122	31,999
Janus Capital Group, Inc. (Diversified Financial Services)	1,452	20,255
JDS Uniphase Corp. * (Telecommunications)	8,844	14,769
Jefferson-Pilot Corp. (Insurance)	825	40,466
Johnson & Johnson (Healthcare-Products)	18,216	1,223,387
Johnson Controls, Inc. (Auto Parts & Equipment)	1,155	64,404
Jones Apparel Group, Inc. (Apparel)	759	25,419
KB Home (Home Builders)	264	31,009
Kellogg Co. (Food)	2,145	92,814
Kerr-McGee Corp. (Oil & Gas)	990	77,547
KeyCorp (Banks)	2,475	80,314
KeySpan Corp. (Gas)	990	38,580
Kimberly-Clark Corp. (Household Products/Wares)	2,937	193,049
Kinder Morgan, Inc. (Pipelines)	660	49,962
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,485	12,340
KLA - Tencor Corp. * (Semiconductors)	1,188	54,660
Knight-Ridder, Inc. (Media)	462	31,070
Kohls Corp. * (Retail)	2,013	103,931
Kroger Co. * (Food)	4,488	71,943
L-3 Communications Holdings, Inc. (Aerospace/Defense)	693	49,217
Laboratory Corp. of America Holdings * (Healthcare-Services)	825	39,765
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,155	33,356
Lexmark International Group, Inc. * (Computers)	792	63,336
Limited, Inc. (Retail)	2,343	56,935
Lincoln National Corp. (Insurance)	1,056	47,668
Linear Technology Corp. (Semiconductors)	1,881	72,061
Liz Claiborne, Inc. (Apparel)	660	26,486
Lockheed Martin Corp. (Aerospace/Defense)	2,475	151,124
Loews Corp. (Insurance)	990	72,805
Louisiana-Pacific Corp. (Forest Products & Paper)	693	17,422
Lowe’s Cos., Inc. (Retail)	4,719	269,408
LSI Logic Corp. * (Semiconductors)	2,343	13,097
Lucent Technologies, Inc. * (Telecommunications)	27,159	74,687
M&T Bank Corp. (Banks)	594	60,624
Manor Care, Inc. (Healthcare-Services)	528	19,198
Marathon Oil Corp. (Oil & Gas)	2,112	99,095
Marriott International, Inc. - Class A (Lodging)	1,221	81,636
Marsh & McLennan Companies, Inc. (Insurance)	3,234	98,378

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Marshall & Ilsley Corp. (Banks)	1,287	53,732
Masco Corp. (Building Materials)	2,739	94,961
Mattel, Inc. (Toys/Games/Hobbies)	2,541	54,251
Maxim Integrated Products, Inc. (Semiconductors)	2,013	82,271
May Department Stores Co. (Retail)	1,782	65,970
Maytag Corp. (Home Furnishings)	495	6,915
MBIA, Inc. (Insurance)	858	44,856
MBNA Corp. (Diversified Financial Services)	7,821	192,006
McCormick & Co., Inc. (Food)	825	28,405
McDonald’s Corp. (Retail)	7,788	242,518
McGraw-Hill Companies, Inc. (Media)	1,155	100,774
McKesson Corp. (Commercial Services)	1,815	68,516
MeadWestvaco Corp. (Forest Products & Paper)	1,254	39,902
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,683	83,426
MedImmune, Inc. * (Biotechnology)	1,518	36,144
Medtronic, Inc. (Healthcare-Products)	7,425	378,304
Mellon Financial Corp. (Banks)	2,607	74,404
Merck & Co., Inc. (Pharmaceuticals)	13,530	437,966
Mercury Interactive Corp. * (Software)	528	25,017
Meredith Corp. (Media)	264	12,342
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,168	179,309
MetLife, Inc. (Insurance)	4,488	175,481
MGIC Investment Corp. (Insurance)	594	36,632
Micron Technology, Inc. * (Semiconductors)	3,762	38,899
Microsoft Corp. (Software)	62,007	1,498,709
Millipore Corp. * (Biotechnology)	297	12,890
Molex, Inc. (Electrical Components & Equipment)	1,023	26,966
Molson Coors Brewing Co. - Class B (Beverages)	495	38,199
Monsanto Co. (Agriculture)	1,617	104,297
Monster Worldwide, Inc. * (Internet)	726	20,364
Moody’s Corp. (Commercial Services)	825	66,710
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,831	391,075
Motorola, Inc. (Telecommunications)	15,015	224,775
Mylan Laboratories, Inc. (Pharmaceuticals)	1,650	29,238
Nabors Industries, Ltd. * (Oil & Gas)	858	50,742
National City Corp. (Banks)	3,630	121,605
National Semiconductor Corp. (Semiconductors)	2,178	44,889
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,023	47,774
Navistar International Corp. * (Auto Manufacturers)	396	14,414
NCR Corp. * (Computers)	1,155	38,970
Network Appliance, Inc. * (Computers)	2,244	62,069
New York Times Co. - Class A (Media)	891	32,593
Newell Rubbermaid, Inc. (Housewares)	1,683	36,925
Newmont Mining Corp. (Mining)	2,706	114,329
News Corp. - Class A (Media)	15,741	266,338
Nextel Communications, Inc. - Class A * (Telecommunications)	6,897	196,013
NICOR, Inc. (Gas)	264	9,792
NIKE, Inc. - Class B (Apparel)	1,419	118,217
NiSource, Inc. (Electric)	1,650	37,604
Noble Corp. (Oil & Gas)	825	46,373
Nordstrom, Inc. (Retail)	759	42,033
Norfolk Southern Corp. (Transportation)	2,442	90,476
North Fork Bancorp, Inc. (Banks)	2,871	79,642
Northern Trust Corp. (Banks)	1,254	54,474
Northrop Grumman Corp. (Aerospace/Defense)	2,211	119,350
Novell, Inc. * (Software)	2,310	13,768
Novellus Systems, Inc. * (Semiconductors)	858	22,934
Nucor Corp. (Iron/Steel)	990	56,984

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
NVIDIA Corp. * (Semiconductors)	1,023	24,306
Occidental Petroleum Corp. (Oil & Gas)	2,442	173,797
Office Depot, Inc. * (Retail)	1,914	42,453
OfficeMax, Inc. (Retail)	561	18,794
Omnicom Group, Inc. (Advertising)	1,155	102,241
Oracle Corp. * (Software)	27,522	343,475
PACCAR, Inc. (Auto Manufacturers)	1,056	76,444
Pactiv Corp. * (Packaging & Containers)	924	21,575
Pall Corp. (Miscellaneous Manufacturing)	759	20,584
Parametric Technology Corp. * (Software)	1,650	9,224
Parker Hannifin Corp. (Miscellaneous Manufacturing)	726	44,228
Paychex, Inc. (Commercial Services)	2,178	71,482
Peoples Energy Corp. (Gas)	231	9,684
PepsiCo, Inc. (Beverages)	10,296	545,997
PerkinElmer, Inc. (Electronics)	792	16,339
Pfizer, Inc. (Pharmaceuticals)	45,705	1,200,671
PG&E Corp. (Electric)	2,211	75,395
Phelps Dodge Corp. (Mining)	594	60,428
Pinnacle West Capital Corp. (Electric)	561	23,848
Pitney Bowes, Inc. (Office/Business Equipment)	1,419	64,025
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,122	40,055
PMC-Sierra, Inc. * (Semiconductors)	1,089	9,583
PNC Financial Services Group (Banks)	1,716	88,340
PPG Industries, Inc. (Chemicals)	1,056	75,525
PPL Corp. (Electric)	1,155	62,358
Praxair, Inc. (Chemicals)	1,980	94,763
Principal Financial Group, Inc. (Insurance)	1,848	71,130
Procter & Gamble Co. (Cosmetics/Personal Care)	15,444	818,531
Progress Energy, Inc. (Electric)	1,518	63,680
Progress Energy, Inc. CVO (Electric)	189	0
Progressive Corp. (Insurance)	1,221	112,039
Prologis (Real Estate Investment Trust)	1,122	41,626
Providian Financial Corp. * (Diversified Financial Services)	1,782	30,579
Prudential Financial, Inc. (Insurance)	3,201	183,737
Public Service Enterprise Group, Inc. (Electric)	1,452	78,974
Pulte Homes, Inc. (Home Builders)	726	53,456
QLogic Corp. * (Semiconductors)	561	22,721
Qualcomm, Inc. (Telecommunications)	10,098	370,092
Quest Diagnostics, Inc. (Healthcare-Services)	561	58,978
Qwest Communications International, Inc. * (Telecommunications)	10,230	37,851
R.R. Donnelley & Sons Co. (Commercial Services)	1,320	41,738
RadioShack Corp. (Retail)	957	23,447
Raytheon Co. (Aerospace/Defense)	2,772	107,276
Reebok International, Ltd. (Apparel)	330	14,619
Regions Financial Corp. (Banks)	2,838	91,951
Reynolds American, Inc. (Agriculture)	726	58,508
Robert Half International, Inc. (Commercial Services)	990	26,690
Rockwell Collins, Inc. (Aerospace/Defense)	1,089	51,826
Rockwell International Corp. (Machinery-Diversified)	1,056	59,812
Rohm & Haas Co. (Chemicals)	1,188	57,024
Rowan Cos., Inc. (Oil & Gas)	660	19,754
Ryder System, Inc. (Transportation)	396	16,513
Sabre Holdings Corp. (Leisure Time)	792	17,329
SAFECO Corp. (Insurance)	792	38,578
Safeway, Inc. * (Food)	2,739	50,754
Sanmina-SCI Corp. * (Electronics)	3,201	16,709
Sara Lee Corp. (Food)	4,851	107,498
SBC Communications, Inc. (Telecommunications)	20,229	479,225

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Schering-Plough Corp. (Pharmaceuticals)	9,042	164,112
Schlumberger, Ltd. (Oil & Gas Services)	3,597	253,516
Schwab (Diversified Financial Services)	7,029	73,875
Scientific-Atlanta, Inc. (Telecommunications)	924	26,075
Seagate Technology, Inc. *(a) (Computers)	405	0
Sealed Air Corp. * (Packaging & Containers)	528	27,425
Sears Holdings Corp. (Retail)	561	74,708
Sempra Energy (Gas)	1,452	57,847
Sherwin-Williams Co. (Chemicals)	792	34,840
Siebel Systems, Inc. * (Software)	3,168	28,924
Sigma-Aldrich Corp. (Chemicals)	429	26,276
Simon Property Group, Inc. (Real Estate Investment Trust)	1,353	81,965
SLM Corp. (Diversified Financial Services)	2,640	131,578
Snap-on, Inc. (Hand/Machine Tools)	363	11,540
Solectron Corp. * (Electronics)	5,940	20,612
Southern Co. (Electric)	4,554	144,954
Southwest Airlines Co. (Airlines)	4,521	64,379
Sovereign Bancorp, Inc. (Savings & Loans)	2,310	51,190
Sprint Corp. (Telecommunications)	9,042	205,706
St. Jude Medical, Inc. * (Healthcare-Products)	2,211	79,596
St. Paul Cos., Inc. (Insurance)	4,092	150,299
Stanley Works (Hand/Machine Tools)	462	20,915
Staples, Inc. (Retail)	3,036	95,421
Starbucks Corp. * (Retail)	2,442	126,154
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,287	77,259
State Street Corp. (Banks)	2,046	89,451
Stryker Corp. (Healthcare-Products)	2,310	103,049
Sun Microsystems, Inc. * (Computers)	20,691	83,592
SunGard Data Systems, Inc. * (Computers)	1,782	61,479
Sunoco, Inc. (Oil & Gas)	429	44,410
SunTrust Banks, Inc. (Banks)	2,079	149,834
SuperValu, Inc. (Food)	825	27,514
Symantec Corp. * (Internet)	4,356	92,913
Symbol Technologies, Inc. (Electronics)	1,485	21,518
Synovus Financial Corp. (Banks)	1,914	53,324
Sysco Corp. (Food)	3,894	139,404
T. Rowe Price Group, Inc. (Diversified Financial Services)	759	45,069
Target Corp. (Retail)	5,478	274,010
TECO Energy, Inc. (Electric)	1,254	19,663
Tektronix, Inc. (Electronics)	561	13,761
Tellabs, Inc. * (Telecommunications)	2,838	20,717
Temple-Inland, Inc. (Forest Products & Paper)	363	26,336
Tenet Healthcare Corp. * (Healthcare-Services)	2,871	33,103
Teradyne, Inc. * (Semiconductors)	1,188	17,345
Texas Instruments, Inc. (Semiconductors)	10,560	269,175
Textron, Inc. (Miscellaneous Manufacturing)	825	61,562
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,089	14,538
The Pepsi Bottling Group, Inc. (Beverages)	1,221	34,005
Thermo Electron Corp. * (Electronics)	990	25,037
Tiffany & Co. (Retail)	891	30,757
Time Warner, Inc. * (Media)	28,149	494,014
TJX Companies, Inc. (Retail)	2,937	72,338
Torchmark Corp. (Insurance)	660	34,452
Toys R Us, Inc. * (Retail)	1,320	34,003
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,980	101,891
Tribune Co. (Media)	1,815	72,364
TXU Corp. (Electric)	1,485	118,251
Tyco International, Ltd. (Miscellaneous Manufacturing)	12,342	417,159

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
U.S. Bancorp (Banks)	11,352	327,165
Union Pacific Corp. (Transportation)	1,584	110,405
Unisys Corp. * (Computers)	2,079	14,678
United Parcel Service, Inc. - Class B (Transportation)	6,864	499,287
United States Steel Corp. (Iron/Steel)	693	35,239
United Technologies Corp. (Aerospace/Defense)	3,135	318,703
UnitedHealth Group, Inc. (Healthcare-Services)	3,927	374,557
Univision Communications, Inc. - Class A * (Media)	1,782	49,344
Unocal Corp. (Oil & Gas)	1,650	101,789
UnumProvident Corp. (Insurance)	1,815	30,891
UST, Inc. (Agriculture)	1,023	52,889
V. F. Corp. (Apparel)	627	37,081
Valero Energy Corp. (Oil & Gas)	1,584	116,060
Veritas Software Corp. * (Software)	2,574	59,768
Verizon Communications, Inc. (Telecommunications)	16,962	602,151
Viacom, Inc. - Class B (Media)	10,461	364,357
Visteon Corp. (Auto Parts & Equipment)	792	4,522
Vulcan Materials Co. (Building Materials)	627	35,632
W.W. Grainger, Inc. (Distribution/Wholesale)	495	30,824
Wachovia Corp. (Banks)	9,702	493,929
Wal-Mart Stores, Inc. (Retail)	20,757	1,040,133
Walgreen Co. (Retail)	6,270	278,513
Walt Disney Co. (Media)	12,540	360,274
Washington Mutual, Inc. (Savings & Loans)	5,346	211,167
Waste Management, Inc. (Environmental Control)	3,498	100,917
Waters Corp. * (Electronics)	726	25,984
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	660	20,282
WellPoint, Inc. * (Healthcare-Services)	1,881	235,783
Wells Fargo & Co. (Banks)	10,395	621,620
Wendy’s International, Inc. (Retail)	693	27,055
Weyerhaeuser Co. (Forest Products & Paper)	1,485	101,723
Whirlpool Corp. (Home Furnishings)	396	26,821
Williams Cos., Inc. (Pipelines)	3,498	65,797
Wrigley (Wm.) Jr. Co. (Food)	1,188	77,897
Wyeth (Pharmaceuticals)	8,184	345,201
Xcel Energy, Inc. (Electric)	2,442	41,954
Xerox Corp. * (Office/Business Equipment)	5,874	88,991
Xilinx, Inc. (Semiconductors)	2,145	62,698
XL Capital, Ltd. - Class A (Insurance)	858	62,093
XTO Energy, Inc. (Oil & Gas)	2,185	71,755
Yahoo!, Inc. * (Internet)	7,986	270,725
YUM! Brands, Inc. (Retail)	1,782	92,325
Zimmer Holdings, Inc. * (Healthcare-Products)	1,518	118,116
Zions Bancorp (Banks)	561	38,720

TOTAL COMMON STOCKS (Cost $52,085,320)		65,653,049

	Principal Amount
Repurchase Agreements (4.9%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $3,451,235 (Collateralized by $3,522,000 Federal Home Loan Mortgage Corp., 2.97%, 4/5/05, market value $3,520,549)	$3,451,000	3,451,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,451,000)		3,451,000

See accompanying notes to the Schedules of Portfolio Investments.

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	5,670	3,799

TOTAL RIGHTS/WARRANTS (Cost $0)		3,799

TOTAL INVESTMENT SECURITIES (Cost $55,536,320) – 98.7%		$69,107,848

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
(a)	Escrowed Security
CVO	Contingent Value Obligation

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $4,732,800)	16	$2,786

Bull ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.2%
Aerospace/Defense	1.8%
Agriculture	1.6%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.5%
Auto Parts & Equipment	0.2%
Banks	6.0%
Beverages	2.1%
Biotechnology	1.0%
Building Materials	0.3%
Chemicals	1.6%
Commercial Services	0.8%
Computers	3.9%
Cosmetics/Personal Care	2.1%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.7%
Electric	2.8%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.5%
Forest Products & Paper	0.6%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.6%
Healthcare-Services	1.6%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.2%
Internet	0.9%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	3.6%
Mining	0.5%
Miscellaneous Manufacturing	5.9%
Office/Business Equipment	0.2%
Oil & Gas	7.1%
Oil & Gas Services	0.8%
Packaging & Containers	0.1%
Pharmaceuticals	5.7%
Pipelines	0.2%
Real Estate Investment Trust	0.5%
Retail	6.3%
Savings & Loans	0.5%
Semiconductors	2.9%
Software	4.1%
Telecommunications	5.3%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	4.9%

NM	Not meaningful, amount is less than 0.05%.
**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (74.7%)
3Com Corp. * (Telecommunications)	48,760	$173,586
99 Cents Only Stores * (Retail)	7,314	96,325
Abercrombie & Fitch Co. - Class A (Retail)	10,971	627,981
Activision, Inc. * (Software)	24,380	360,824
Acxiom Corp. (Software)	10,971	229,623
Adesa, Inc. (Commercial Services)	12,190	284,758
ADTRAN, Inc. (Telecommunications)	8,533	150,522
Advance Auto Parts, Inc. * (Retail)	9,752	491,988
Advent Software, Inc. * (Software)	3,657	66,484
Aeropostale, Inc. * (Retail)	7,314	239,534
AGCO Corp. * (Machinery-Diversified)	10,971	200,221
AGL Resources, Inc. (Gas)	9,752	340,637
Airgas, Inc. (Chemicals)	8,533	203,853
AirTran Holdings, Inc. * (Airlines)	10,971	99,288
Alaska Air Group, Inc. * (Airlines)	3,657	107,662
Albemarle Corp. (Chemicals)	6,095	221,614
Alexander & Baldwin, Inc. (Transportation)	6,095	251,114
Alliance Data Systems Corp. * (Commercial Services)	8,533	344,733
Alliant Energy Corp. (Electric)	14,628	391,738
Alliant Techsystems, Inc. * (Aerospace/Defense)	4,876	348,391
Allmerica Financial Corp. * (Insurance)	7,314	262,938
AMB Property Corp. (Real Estate Investment Trust)	10,971	414,704
American Eagle Outfitters, Inc. (Retail)	17,066	504,300
American Financial Group, Inc. (Insurance)	7,314	225,271
American Greetings Corp. - Class A (Household Products/Wares)	8,533	217,421
AmeriCredit Corp. * (Diversified Financial Services)	19,504	457,174
Amerus Group Co. (Insurance)	4,876	230,391
Ametek, Inc. (Electrical Components & Equipment)	8,533	343,453
Amphenol Corp. - Class A (Electronics)	10,971	406,366
AnnTaylor Stores Corp. * (Retail)	8,533	218,359
Applebee’s International, Inc. (Retail)	9,752	268,765
Apria Healthcare Group, Inc. * (Healthcare-Services)	6,095	195,650
Aqua America, Inc. (Water)	12,190	296,827
Aquila, Inc. * (Electric)	30,475	116,719
Arch Coal, Inc. (Coal)	8,533	367,004
Arrow Electronics, Inc. * (Electronics)	14,628	370,820
Arthur J. Gallagher & Co. (Insurance)	12,190	351,072
ArvinMeritor, Inc. (Auto Parts & Equipmentment)	8,533	132,006
Ascential Software Corp. * (Software)	7,314	135,528
Associated Banc-Corp. (Banks)	17,066	532,971
Astoria Financial Corp. (Savings & Loans)	13,409	339,248
Atmel Corp. * (Semiconductors)	57,293	169,014
Avnet, Inc. * (Electronics)	15,847	291,902
Avocent Corp. * (Internet)	6,095	156,398
Bandag, Inc. (Auto Parts & Equipmentment)	2,438	114,537
Bank of Hawaii Corp. (Banks)	7,314	331,032
Banta Corp. (Commercial Services)	3,657	156,520
Barnes & Noble, Inc. * (Retail)	8,533	294,303
Barr Laboratories, Inc. * (Pharmaceuticals)	12,190	595,238
Beckman Coulter, Inc. (Healthcare-Products)	7,314	486,015
Belo Corp. - Class A (Media)	13,409	323,693
BJ’s Wholesale Club, Inc. * (Retail)	8,533	265,035
Black Hills Corp. (Electric)	3,657	120,937
Blyth, Inc. (Household Products/Wares)	4,876	155,252
Bob Evans Farms, Inc. (Retail)	4,876	114,342

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Borders Group, Inc. (Retail)	9,752	259,598
BorgWarner, Inc. (Auto Parts & Equipment)	7,314	356,046
Bowater, Inc. (Forest Products & Paper)	7,314	275,518
Boyd Gaming Corp. (Lodging)	8,533	444,996
Brink’s Co. (Miscellaneous Manufacturing)	7,314	253,064
Brinker International, Inc. * (Retail)	10,971	397,370
Brown & Brown, Inc. (Insurance)	8,533	393,286
C.H. Robinson Worldwide, Inc. (Transportation)	10,971	565,336
Cabot Corp. (Chemicals)	8,533	285,258
Cabot Microelectronics Corp. * (Chemicals)	3,657	114,757
Cadence Design Systems, Inc. * (Computers)	34,132	510,273
Caesars Entertainment, Inc. * (Lodging)	40,227	796,092
Callaway Golf Co. (Leisure Time)	8,533	109,222
Career Education Corp. * (Commercial Services)	13,409	459,392
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,657	255,149
Carmax, Inc. * (Retail)	13,409	422,384
Catalina Marketing Corp. (Advertising)	6,095	157,861
CBRL Group, Inc. (Retail)	6,095	251,724
CDW Corp. (Distribution/Wholesale)	9,752	552,743
Cephalon, Inc. * (Pharmaceuticals)	7,314	342,515
Ceridian Corp. * (Computers)	19,504	332,543
Certegy, Inc. (Software)	8,533	295,412
Charles River Laboratories International, Inc. * (Biotechnology)	8,533	401,392
CheckFree Corp. * (Internet)	10,971	447,178
Cheesecake Factory, Inc. * (Retail)	9,752	345,708
Chico’s FAS, Inc. * (Retail)	23,161	654,531
Choicepoint, Inc. * (Commercial Services)	10,971	440,047
Church & Dwight, Inc. (Household Products/Wares)	8,533	302,665
Cincinnati Bell, Inc. * (Telecommunications)	31,694	134,700
City National Corp. (Banks)	6,095	425,553
Claire’s Stores, Inc. (Retail)	12,190	280,858
CNF, Inc. (Transportation)	6,095	285,185
Cognizant Technology Solutions Corp. * (Computers)	17,066	788,450
Colonial BancGroup, Inc. (Banks)	18,285	375,208
Commerce Bancorp, Inc. (Banks)	20,723	672,875
Commscope, Inc. * (Telecommunications)	6,095	91,181
Community Health Systems, Inc. * (Healthcare-Services)	8,533	297,887
Constellation Brands, Inc. * (Beverages)	13,409	708,934
Cooper Cameron Corp. * (Oil & Gas Services)	7,314	418,434
Copart, Inc. * (Retail)	9,752	229,757
Corinthian Colleges, Inc. * (Commercial Services)	12,190	191,627
Covance, Inc. * (Healthcare-Services)	8,533	406,256
Coventry Health Care, Inc. * (Healthcare-Services)	13,409	913,689
Crane Co. (Miscellaneous Manufacturing)	7,314	210,570
Credence Systems Corp. * (Semiconductors)	12,190	96,423
Cree Research, Inc. * (Semiconductors)	9,752	212,106
Crompton Corp. (Chemicals)	14,628	213,569
CSG Systems International, Inc. * (Software)	6,095	99,288
Cullen/Frost Bankers, Inc. (Banks)	6,095	275,189
Cypress Semiconductor Corp. * (Semiconductors)	15,847	199,672
Cytec Industries, Inc. (Chemicals)	6,095	330,654
CYTYC Corp. * (Healthcare-Products)	14,628	336,590
D.R. Horton, Inc. (Home Builders)	37,789	1,104,950
Dean Foods Co. * (Food)	19,504	668,987
Deluxe Corp. (Commercial Services)	6,095	242,947
DENTSPLY International, Inc. (Healthcare-Products)	9,752	530,606
Developers Diversified Realty Corp. (Real Estate Investment Trust)	13,409	533,008
DeVry, Inc. * (Commercial Services)	8,533	161,444
Diebold, Inc. (Computers)	9,752	534,897
Dollar Tree Stores, Inc. * (Retail)	14,628	420,262
Donaldson Co., Inc. (Miscellaneous Manufacturing)	9,752	314,795
DPL, Inc. (Electric)	15,847	396,175

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DST Systems, Inc. * (Computers)	9,752	450,347
Dun & Bradstreet Corp. * (Software)	8,533	524,354
Duquesne Light Holdings, Inc. (Electric)	9,752	174,756
Dycom Industries, Inc. * (Engineering & Construction)	6,095	140,124
Eaton Vance Corp. (Diversified Financial Services)	17,066	400,027
Education Management Corp. * (Commercial Services)	8,533	238,497
Edwards (A.G.), Inc. (Diversified Financial Services)	9,752	436,890
Edwards Lifesciences Corp. * (Healthcare-Products)	7,314	316,111
Emmis Communications Corp. * (Media)	6,095	117,146
Energizer Holdings, Inc. * (Electrical Components & Equipment)	8,533	510,274
Energy East Corp. (Electric)	18,285	479,433
Ensco International, Inc. (Oil & Gas)	19,504	734,521
Entercom Communications Corp. * (Media)	6,095	216,494
Equitable Resources, Inc. (Pipelines)	7,314	420,116
Everest Re Group, Ltd. (Insurance)	7,314	622,495
Expeditors International of Washington, Inc. (Transportation)	13,409	718,052
F5 Networks, Inc. * (Internet)	4,876	246,189
Fair Issac Corp. (Software)	8,533	293,877
Fairchild Semiconductor International, Inc. * (Semiconductors)	15,847	242,935
Fastenal Co. (Distribution/Wholesale)	8,533	471,960
Federal Signal Corp. (Miscellaneous Manufacturing)	6,095	92,461
Ferro Corp. (Chemicals)	4,876	91,766
Fidelity National Financial, Inc. (Insurance)	21,942	722,769
First American Financial Corp. (Insurance)	10,971	361,385
FirstMerit Corp. (Banks)	10,971	293,584
Flowserve Corp. * (Machinery-Diversified)	7,314	189,213
FMC Corp. * (Chemicals)	4,876	260,622
FMC Technologies, Inc. * (Oil & Gas Services)	8,533	283,125
Foot Locker, Inc. (Retail)	19,504	571,467
Forest Oil Corp. * (Oil & Gas)	7,314	296,217
Furniture Brands International, Inc. (Home Furnishings)	7,314	159,518
Gartner Group, Inc. * (Commercial Services)	10,971	104,992
GATX Corp. (Trucking & Leasing)	6,095	202,293
Gen-Probe, Inc. * (Healthcare-Products)	6,095	271,593
Gentex Corp. (Electronics)	9,752	311,089
Glatfelter (Forest Products & Paper)	4,876	71,921
Graco, Inc. (Machinery-Diversified)	8,532	344,352
Granite Construction, Inc. (Engineering & Construction)	4,876	128,093
Grant Prideco, Inc. * (Oil & Gas Services)	15,847	382,864
Great Plains Energy, Inc. (Electric)	9,752	298,216
Greater Bay Bancorp (Banks)	6,095	148,779
GTECH Holdings Corp. (Entertainment)	14,628	344,197
Hanover Compressor Co. * (Oil & Gas Services)	9,752	117,707
Harman International Industries, Inc. (Home Furnishings)	8,533	754,830
Harris Corp. (Telecommunications)	17,066	557,204
Harsco Corp. (Miscellaneous Manufacturing)	4,876	290,658
Harte-Hanks, Inc. (Advertising)	9,752	268,765
Hawaiian Electric Industries, Inc. (Electric)	9,752	248,871
HCC Insurance Holdings, Inc. (Insurance)	8,533	308,553
Health Net, Inc. * (Healthcare-Services)	14,628	478,482
Helmerich & Payne, Inc. (Oil & Gas)	6,095	241,911
Henry Schein, Inc. * (Healthcare-Products)	10,971	393,201
Herman Miller, Inc. (Office Furnishings)	8,533	257,014
Hibernia Corp. (Banks)	19,504	624,323
Highwoods Properties, Inc. (Real Estate Investment Trust)	7,314	196,161
Hillenbrand Industries, Inc. (Healthcare-Products)	7,314	405,708
HNI Corp. (Office Furnishings)	6,095	273,970
Horace Mann Educators Corp. (Insurance)	4,876	86,500
Hormel Foods Corp. (Food)	13,409	417,154
Hospitality Properties Trust (Real Estate Investment Trust)	8,533	344,563
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	6,095	310,845
Hubbell, Inc. - Class B (Electrical Components & Equipment)	7,314	373,745

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
IDACORP, Inc. (Electric)	4,876	138,332
Imation Corp. (Computers)	4,876	169,441
INAMED Corp. * (Healthcare-Products)	4,876	340,735
Independence Community Bank Corp. (Savings & Loans)	9,752	380,328
IndyMac Bancorp, Inc. (Diversified Financial Services)	8,533	290,122
Integrated Circuit Systems, Inc. * (Semiconductors)	8,533	163,151
Integrated Device Technology, Inc. * (Semiconductors)	13,409	161,310
International Rectifier Corp. * (Semiconductors)	8,533	388,252
International Speedway Corp. (Entertainment)	6,095	330,654
Intersil Corp. - Class A (Semiconductors)	19,504	337,809
Investors Financial Services Corp. (Banks)	8,533	417,349
Invitrogen Corp. * (Biotechnology)	6,095	421,774
ITT Educational Services, Inc. * (Commercial Services)	6,095	295,608
IVAX Corp. * (Pharmaceuticals)	28,037	554,291
J.B. Hunt Transport Services, Inc. (Transportation)	8,533	373,489
Jack Henry & Associates, Inc. (Computers)	10,971	197,368
Jacobs Engineering Group, Inc. * (Engineering & Construction)	7,314	379,742
Jefferies Group, Inc. (Diversified Financial Services)	6,095	229,660
JetBlue Airways Corp. * (Airlines)	12,190	232,097
JM Smucker Co. (Food)	7,314	367,894
Keane, Inc. * (Software)	7,314	95,301
Kelly Services, Inc. - Class A (Commercial Services)	3,657	105,285
KEMET Corp. * (Electronics)	10,971	85,025
Kennametal, Inc. (Hand/Machine Tools)	4,876	231,561
Korn/Ferry International * (Commercial Services)	4,876	92,790
Krispy Kreme Doughnuts, Inc. * (Retail)	7,314	55,806
LaBranche & Co., Inc. * (Diversified Financial Services)	7,314	68,020
Lam Research Corp. * (Semiconductors)	18,285	527,706
Lancaster Colony Corp. (Miscellaneous Manufacturing)	3,657	155,605
Lattice Semiconductor Corp. * (Semiconductors)	14,628	78,552
Laureate Education, Inc. * (Commercial Services)	6,095	260,805
Lear Corp. (Auto Parts & Equipmentment)	8,533	378,523
Lee Enterprises, Inc. (Media)	6,095	264,523
Legg Mason, Inc. (Diversified Financial Services)	13,409	1,047,778
Lennar Corp. - Class A (Home Builders)	18,285	1,036,394
Leucadia National Corp. (Holding Companies - Diversified)	12,190	418,727
Liberty Property Trust (Real Estate Investment Trust)	10,971	428,418
LifePoint Hospitals, Inc. * (Healthcare-Services)	4,876	213,764
Lincare Holdings, Inc. * (Healthcare-Services)	13,409	593,080
Longview Fibre Co. (Forest Products & Paper)	6,095	114,342
LTX Corp. * (Semiconductors)	7,314	32,474
Lubrizol Corp. (Chemicals)	8,533	346,781
Lyondell Chemical Co. (Chemicals)	28,037	782,794
Mack-Cali Realty Corp. (Real Estate Investment Trust)	7,314	309,748
Macromedia, Inc. * (Internet)	9,752	326,692
Macrovision Corp. * (Entertainment)	6,095	138,905
Mandalay Resort Group (Lodging)	8,533	601,491
Manpower, Inc. (Commercial Services)	10,971	477,459
Martek Biosciences Corp. * (Biotechnology)	3,657	212,801
Martin Marietta Materials (Building Materials)	6,095	340,832
McAfee, Inc. * (Internet)	20,723	467,511
McDATA Corp. - Class A * (Computers)	14,628	55,148
MDU Resources Group, Inc. (Electric)	14,628	404,025
Media General, Inc. - Class A (Media)	3,657	226,185
Mentor Graphics Corp. * (Computers)	9,752	133,602
Mercantile Bankshares Corp. (Banks)	9,752	495,987
Michaels Stores, Inc. (Retail)	17,066	619,497
Micrel, Inc. * (Semiconductors)	9,752	89,913
Microchip Technology, Inc. (Semiconductors)	26,818	697,537
Millennium Pharmaceuticals, Inc. * (Biotechnology)	39,008	328,447
Minerals Technologies, Inc. (Chemicals)	2,438	160,372
Modine Manufacturing Co. (Auto Parts & Equipmentment)	3,657	107,260

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Mohawk Industries, Inc. * (Textiles)	7,314	616,570
Moneygram International, Inc. (Software)	10,971	207,242
MPS Group, Inc. * (Commercial Services)	13,409	140,929
Murphy Oil Corp. (Oil & Gas)	10,971	1,083,166
National Fuel Gas Co. (Pipelines)	9,752	278,810
National Instruments Corp. (Computers)	8,533	230,818
Neiman Marcus Group, Inc. - Class A (Retail)	6,095	557,753
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	13,409	336,700
New York Community Bancorp (Savings & Loans)	31,694	575,563
Newfield Exploration Co. * (Oil & Gas)	8,533	633,661
Newport Corp. * (Telecommunications)	4,876	70,653
Noble Energy, Inc. (Oil & Gas)	7,314	497,498
Nordson Corp. (Machinery-Diversified)	3,657	134,651
Northeast Utilities System (Electric)	15,847	305,372
NSTAR (Electric)	7,314	397,150
O’Reilly Automotive, Inc. * (Retail)	7,314	362,262
OGE Energy Corp. (Electric)	10,971	295,668
Ohio Casualty Corp. * (Insurance)	8,533	196,088
Old Republic International Corp. (Insurance)	23,161	539,420
Olin Corp. (Chemicals)	8,533	190,286
Omnicare, Inc. (Pharmaceuticals)	13,409	475,349
ONEOK, Inc. (Gas)	13,409	413,266
Outback Steakhouse, Inc. (Retail)	8,533	390,726
Pacific Sunwear of California, Inc. * (Retail)	9,752	272,861
PacifiCare Health Systems, Inc. * (Healthcare-Services)	10,971	624,469
Packaging Corp. of America (Packaging & Containers)	10,971	266,486
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	4,876	163,053
Patterson Dental Co. * (Healthcare-Products)	17,066	852,447
Patterson-UTI Energy, Inc. (Oil & Gas)	21,942	548,989
Payless ShoeSource, Inc. * (Retail)	8,533	134,736
Peabody Energy Corp. (Coal)	14,628	678,154
Pentair, Inc. (Miscellaneous Manufacturing)	13,409	522,951
Pepco Holdings, Inc. (Electric)	24,380	511,736
PepsiAmericas, Inc. (Beverages)	13,409	303,848
Perrigo Co. (Pharmaceuticals)	10,971	210,095
Petsmart, Inc. (Retail)	18,285	525,694
Pier 1 Imports, Inc. (Retail)	10,971	200,001
Pioneer Natural Resources Co. (Oil & Gas)	18,285	781,135
Plains Exploration & Production Co. * (Oil & Gas)	9,752	340,345
Plantronics, Inc. (Telecommunications)	6,095	232,098
Plexus Corp. * (Electronics)	6,095	70,153
PMI Group, Inc. (Insurance)	12,190	463,342
PNM Resources, Inc. (Electric)	7,314	195,138
Pogo Producing Co. (Oil & Gas)	8,533	420,165
Polycom, Inc. * (Telecommunications)	12,190	206,621
Potlatch Corp. (Forest Products & Paper)	3,657	172,135
Powerwave Technologies, Inc. * (Telecommunications)	12,190	94,351
Precision Castparts Corp. (Metal Fabricate/Hardware)	8,533	657,126
Pride International, Inc. * (Oil & Gas)	15,847	393,639
Protective Life Corp. (Insurance)	8,533	335,347
Protein Design Labs, Inc. * (Biotechnology)	12,190	194,918
Puget Energy, Inc. (Electric)	12,190	268,668
Quanta Services, Inc. * (Commercial Services)	12,190	93,010
Questar Corp. (Pipelines)	10,971	650,031
Radian Group, Inc. (Insurance)	10,971	523,756
Raymond James Financial Corp. (Diversified Financial Services)	8,533	258,550
Rayonier, Inc. (Forest Products & Paper)	6,095	301,886
Reader’s Digest Association, Inc. (Media)	12,190	211,009
Regis Corp. (Retail)	6,095	249,468
Renal Care Group, Inc. * (Healthcare-Services)	8,533	323,742
Rent-A-Center, Inc. * (Commercial Services)	8,533	233,036
Republic Services, Inc. (Environmental Control)	18,285	612,182

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Retek, Inc. * (Software)	7,314	82,063
Reynolds & Reynolds Co. (Computers)	7,314	197,917
RF Micro Devices, Inc. * (Telecommunications)	24,380	127,264
Rollins, Inc. (Commercial Services)	6,095	113,367
Ross Stores, Inc. (Retail)	18,285	532,825
RPM, Inc. (Chemicals)	14,628	267,400
RSA Security, Inc. * (Internet)	8,533	135,248
Ruby Tuesday, Inc. (Retail)	8,533	207,267
Ruddick Corp. (Food)	6,095	141,099
Saks, Inc. (Retail)	18,285	330,044
SanDisk Corp. * (Computers)	20,723	576,099
SCANA Corp. (Electric)	14,628	559,082
Scholastic Corp. * (Media)	4,876	179,876
SEI Investments Co. (Software)	10,971	396,712
Semtech Corp. * (Semiconductors)	9,752	174,268
Sensient Technologies Corp. (Chemicals)	6,095	131,408
Sepracor, Inc. * (Pharmaceuticals)	13,409	769,810
Sequa Corp. - Class A * (Aerospace/Defense)	1,219	63,205
Sierra Pacific Resources * (Electric)	14,628	157,251
Silicon Laboratories, Inc. * (Semiconductors)	6,095	181,082
Silicon Valley Bancshares * (Banks)	4,876	214,837
Smith International, Inc. (Oil & Gas Services)	13,409	841,147
Smithfield Foods, Inc. * (Food)	12,190	384,595
Sonoco Products Co. (Packaging & Containers)	12,190	351,681
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	6,095	103,371
SPX Corp. (Miscellaneous Manufacturing)	9,752	422,067
StanCorp Financial Group, Inc. (Insurance)	3,657	310,040
Steel Dynamics, Inc. (Iron/Steel)	6,095	209,973
Stericycle, Inc. * (Environmental Control)	6,095	269,399
STERIS Corp. * (Healthcare-Products)	8,533	215,458
Storage Technology Corp. * (Computers)	13,409	412,997
Swift Transportation Co., Inc. * (Transportation)	7,314	161,932
Sybase, Inc. * (Software)	12,190	225,027
Synopsys, Inc. * (Computers)	18,285	330,959
TCF Financial Corp. (Banks)	15,847	430,246
Tech Data Corp. * (Distribution/Wholesale)	7,314	271,057
Techne Corp. * (Healthcare-Products)	4,876	195,918
Tecumseh Products Co. (Machinery-Diversified)	2,438	96,569
Teleflex, Inc. (Miscellaneous Manufacturing)	4,876	249,554
Telephone & Data Systems, Inc. (Telecommunications)	7,314	596,821
The Ryland Group, Inc. (Home Builders)	6,095	378,012
The Scotts Co. - Class A * (Household Products/Wares)	3,657	256,831
The Timberland Co. - Class A * (Apparel)	3,657	259,391
Thomas & Betts Corp. * (Electronics)	7,314	236,242
Thor Industries, Inc. (Home Builders)	6,095	182,301
Tidewater, Inc. (Oil & Gas Services)	7,314	284,222
Titan Corp. * (Aerospace/Defense)	10,971	199,233
Toll Brothers, Inc. * (Home Builders)	7,314	576,709
Tootsie Roll Industries, Inc. (Food)	4,876	146,280
Transaction Systems Architect, Inc. * (Software)	4,876	112,879
Triad Hospitals, Inc. * (Healthcare-Services)	9,752	488,575
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,876	137,357
TriQuint Semiconductor, Inc. * (Semiconductors)	17,066	57,683
Tupperware Corp. (Household Products/Wares)	7,314	148,913
Tyson Foods, Inc. - Class A (Food)	39,008	650,653
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	17,066	356,167
United Rentals, Inc. * (Commercial Services)	9,752	197,088
Unitrin, Inc. (Insurance)	7,314	332,056
Universal Corp. (Agriculture)	3,657	167,381
Universal Health Services, Inc. - Class B (Healthcare-Services)	7,314	383,254
Urban Outfitters, Inc. * (Retail)	8,533	409,328
UTStarcom, Inc. * (Telecommunications)	13,409	146,829

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Valassis Communications, Inc. * (Commercial Services)	6,095	213,081
Valeant Pharmaceuticals International (Pharmaceuticals)	12,190	274,519
Valspar Corp. (Chemicals)	6,095	283,661
Varian Medical Systems, Inc. * (Healthcare-Products)	17,066	585,022
Varian, Inc. * (Electronics)	4,876	184,752
VCA Antech, Inc. * (Pharmaceuticals)	9,752	197,283
Vectren Corp. (Gas)	9,752	259,793
Vertex Pharmaceuticals, Inc. * (Biotechnology)	9,752	91,279
Vishay Intertechnology, Inc. * (Electronics)	20,723	257,587
VISX, Inc. * (Healthcare-Products)	6,095	142,867
W.R. Berkley Corp. (Insurance)	9,752	483,699
Waddell & Reed Financial, Inc. (Diversified Financial Services)	10,971	216,568
Washington Federal, Inc. (Savings & Loans)	10,971	255,734
Washington Post Co. - Class B (Media)	1,219	1,089,786
Weatherford International, Ltd. * (Oil & Gas Services)	17,066	988,803
Webster Financial Corp. (Banks)	7,314	332,129
Weingarten Realty Investors (Real Estate Investment Trust)	10,971	378,609
Werner Enterprises, Inc. (Transportation)	8,533	165,796
Westamerica Bancorporation (Banks)	4,876	252,431
Westar Energy, Inc. (Electric)	10,971	237,412
Western Gas Resources, Inc. (Pipelines)	8,533	293,962
Westwood One, Inc. * (Media)	10,971	223,260
WGL Holdings, Inc. (Gas)	6,095	188,701
Whole Foods Market, Inc. (Food)	8,533	871,476
Williams Sonoma, Inc. * (Retail)	14,628	537,579
Wilmington Trust Corp. (Banks)	8,533	299,508
Wind River Systems, Inc. * (Software)	9,752	147,060
Wisconsin Energy Corp. (Electric)	14,628	519,294
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,752	188,019
WPS Resources Corp. (Electric)	4,876	258,038
Yellow Roadway Corp. * (Transportation)	6,095	356,801
York International Corp. (Building Materials)	4,876	191,042
Zebra Technologies Corp. * (Machinery-Diversified)	9,752	463,122

TOTAL COMMON STOCKS (Cost $113,668,964)		131,308,982

	Principal Amount
Repurchase Agreements (28.5%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $50,212,417 (Collateralized by $51,220,000 Federal Home Loan Bank, 2.97%, 4/1/05, market value $51,215,774)	$50,209,000	50,209,000

TOTAL REPURCHASE AGREEMENTS (Cost $50,209,000)		50,209,000

TOTAL INVESTMENT SECURITIES (Cost $163,877,964) - 103.2%		$181,517,982

Percentages indicated are based on net assets, as of March 31, 2005

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $ 52,816,000)	160	$(1,132,720)

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $ 8,252,500)	125	$(219)

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.2%
Aerospace/Defense	0.3%
Agriculture	0.1%
Airlines	0.2%
Apparel	0.1%
Auto Parts & Equipment	0.6%
Banks	3.5%
Beverages	0.6%
Biotechnology	0.9%
Building Materials	0.3%
Chemicals	2.2%
Coal	0.6%
Commercial Services	2.8%
Computers	2.8%
Distribution/Wholesale	0.7%
Diversified Financial Services	1.9%
Electric	3.7%
Electrical Components & Equipment	0.7%
Electronics	1.3%
Engineering & Construction	0.4%
Entertainment	0.5%
Environmental Control	0.5%
Food	2.1%
Forest Products & Paper	0.5%
Gas	0.7%
Hand/Machine Tools	0.1%
Healthcare-Products	2.9%
Healthcare-Services	2.8%
Holding Companies-Diversified	0.2%
Home Builders	2.0%
Home Furnishings	0.5%
Household Products/Wares	0.6%
Insurance	3.9%
Internet	1.0%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	1.0%
Machinery-Diversified	0.8%
Media	1.6%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	1.7%
Office/Business Equipment	0.3%
Oil & Gas	3.4%
Oil & Gas Services	1.9%
Packaging & Containers	0.4%
Pharmaceuticals	2.0%
Pipelines	0.9%
Real Estate Investment Trust	1.9%
Retail	7.1%
Savings & Loans	0.9%
Semiconductors	2.2%
Software	1.9%
Telecommunications	1.5%
Textiles	0.4%
Transportation	1.6%
Trucking & Leasing	0.1%
Water	0.2%
Other**	28.5%

**	Including non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (80.5%)
21st Century Insurance Group (Insurance)	484	$6,752
99 Cents Only Stores * (Retail)	1,100	14,487
A.C. Moore Arts & Crafts, Inc. * (Retail)	308	8,211
AAR Corp. * (Aerospace/Defense)	748	10,173
Aaron Rents, Inc. (Commercial Services)	792	15,840
Abaxis, Inc. * (Healthcare-Products)	396	3,505
Abgenix, Inc. * (Pharmaceuticals)	1,848	12,936
ABM Industries, Inc. (Commercial Services)	836	16,076
Acadia Realty Trust (Real Estate Investment Trust)	572	9,198
Actuant Corp. * (Miscellaneous Manufacturing)	484	21,741
Acuity Brands, Inc. (Miscellaneous Manufacturing)	616	16,632
Adaptec, Inc. * (Telecommunications)	2,376	11,381
Advanced Digital Information Corp. * (Computers)	1,452	11,906
Advisory Board Co. * (Commercial Services)	396	17,305
ADVO, Inc. (Advertising)	616	23,069
Affordable Residential Communities (Real Estate Investment Trust)	572	7,236
Agile Software Corp. * (Internet)	1,188	8,649
AirTran Holdings, Inc. * (Airlines)	1,012	9,159
AK Steel Holding Corp. * (Iron/Steel)	2,464	27,252
Alabama National BanCorp (Banks)	264	16,339
Alamosa Holdings, Inc. * (Telecommunications)	1,452	16,945
Albany International Corp. - Class A (Machinery-Diversified)	572	17,663
Albany Molecular Research, Inc. * (Commercial Services)	528	5,428
Albemarle Corp. (Chemicals)	396	14,399
Alfa Corp. (Insurance)	748	10,809
Alkermes, Inc. * (Pharmaceuticals)	1,716	17,812
Allegheny Technologies, Inc. (Iron/Steel)	1,232	29,704
Alliance Gaming Corp. * (Entertainment)	1,144	10,971
Alpharma, Inc. (Pharmaceuticals)	484	5,963
Altiris, Inc. * (Software)	484	11,543
AMCOL International Corp. (Mining)	484	9,080
American Medical Systems Holdings, Inc. * (Healthcare-Products)	1,144	19,654
American States Water Co. (Water)	352	8,906
American Woodmark Corp. (Home Furnishings)	264	9,578
AMERIGROUP Corp. * (Healthcare-Services)	352	12,869
Amis Holdings, Inc. * (Semiconductors)	704	7,948
Amli Residential Properties Trust (Real Estate Investment Trust)	572	15,667
AmSurg Corp. * (Healthcare-Services)	660	16,698
Anaren Microwave, Inc. * (Telecommunications)	484	5,871
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	440	12,368
Anixter International, Inc. * (Telecommunications)	572	20,678
ANSYS, Inc. * (Software)	704	24,084
Anteon International Corp. * (Computers)	528	20,555
Anthracite Capital, Inc. (Real Estate Investment Trust)	1,012	11,274
Apogee Enterprises, Inc. (Building Materials)	616	8,796
Apollo Investment Corp. (Investment Companies)	1,408	23,626
Applera Corp. - Celera Genomics Group * (Biotechnology)	1,628	16,687
Applied Industrial Technologies, Inc. (Machinery-Diversified)	572	15,558
Apria Healthcare Group, Inc. * (Healthcare-Services)	528	16,949
AptarGroup, Inc. (Miscellaneous Manufacturing)	528	27,446
aQuantive, Inc. * (Internet)	1,056	11,690

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Aquila, Inc. * (Electric)	4,400	16,852
Arbitron Inc. (Commercial Services)	352	15,101
Arch Chemicals, Inc. (Chemicals)	484	13,779
Arctic Cat, Inc. (Leisure Time)	308	8,334
Argonaut Group, Inc. * (Insurance)	528	11,204
Ariad Pharmaceuticals, Inc. * (Biotechnology)	1,188	6,653
Ariba, Inc. * (Internet)	1,012	7,853
Arkansas Best Corp. (Transportation)	484	18,286
Armor Holdings, Inc. * (Aerospace/Defense)	528	19,584
Ascential Software Corp. * (Software)	1,320	24,460
Atherogenics, Inc. * (Pharmaceuticals)	836	10,943
Avanex Corp. * (Telecommunications)	1,804	2,345
Aviall, Inc. * (Distribution/Wholesale)	528	14,784
Avista Corp. (Electric)	704	12,320
Axcelis Technologies, Inc. * (Semiconductors)	2,156	15,739
Aztar Corp. * (Lodging)	352	10,053
Baldor Electric Co. (Hand/Machine Tools)	660	17,035
BancorpSouth, Inc. (Banks)	1,364	28,153
Bandag, Inc. (Auto Parts & Equipment)	220	10,336
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	528	9,187
Banner Corp. (Banks)	220	5,933
Banta Corp. (Commercial Services)	308	13,182
BE Aerospace, Inc. * (Aerospace/Defense)	836	10,032
Bel Fuse, Inc. - Class B (Electronics)	264	7,999
Benchmark Electronics, Inc. * (Electronics)	836	26,611
Berry Petroleum Co. - Class A (Oil & Gas)	396	20,374
Beverly Enterprises, Inc. * (Healthcare-Services)	2,420	29,960
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	1,452	7,478
Black Box Corp. (Telecommunications)	352	13,168
Black Hills Corp. (Electric)	396	13,096
Blue Coat Systems, Inc. * (Internet)	220	5,170
Blyth, Inc. (Household Products/Wares)	440	14,010
Bone Care International, Inc. * (Pharmaceuticals)	352	9,131
Boston Private Financial Holdings, Inc. (Banks)	616	14,630
Bowne & Co., Inc. (Commercial Services)	792	11,912
Boyd Gaming Corp. (Lodging)	308	16,062
Brady Corp. - Class A (Electronics)	792	25,622
Brandywine Realty Trust (Real Estate Investment Trust)	528	14,995
Bright Horizons Family Solutions, Inc. * (Commercial Services)	616	20,784
Broadwing Corp. * (Telecommunications)	880	3,643
Brocade Communications Systems, Inc. * (Computers)	5,764	34,123
Brooks Automation, Inc. * (Semiconductors)	924	14,026
Brown Shoe Company, Inc. (Retail)	396	13,571
Brush Engineered Materials, Inc. * (Mining)	396	7,536
Buckeye Technologies, Inc. * (Forest Products & Paper)	660	7,128
Burlington Coat Factory Warehouse Corp. (Retail)	396	11,365
C&D Technologies, Inc. (Electrical Components & Equipment)	484	4,864
C-COR.net Corp. * (Telecommunications)	968	5,885
Cabot Microelectronics Corp. * (Chemicals)	484	15,188
California Pizza Kitchen, Inc. * (Retail)	440	10,314
California Water Service Group (Water)	352	11,746
Callaway Golf Co. (Leisure Time)	1,364	17,460
Calpine Corp. * (Electric)	9,372	26,242
Cambrex Corp. (Biotechnology)	528	11,246
Capital City Bank Group, Inc. (Banks)	220	8,912
Caraustar Industries, Inc. * (Forest Products & Paper)	660	8,514
Carpenter Technology Corp. (Iron/Steel)	440	26,140
Cascade Bancorp (Banks)	396	7,686
Cascade Corp. (Machinery-Diversified)	220	7,700

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Casella Waste Systems, Inc. * (Environmental Control)	440	5,821
Casey’s General Stores, Inc. (Retail)	1,144	20,558
Cash America International, Inc. (Retail)	660	14,474
Catalina Marketing Corp. (Advertising)	1,056	27,351
Cathay Bancorp, Inc. (Banks)	968	30,492
Cell Therapeutics, Inc. * (Pharmaceuticals)	1,144	4,107
Centene Corp. * (Healthcare-Services)	880	26,391
Central Pacific Financial Corp. (Banks)	352	11,845
Central Parking Corp. (Commercial Services)	396	6,803
Century Aluminum Co. * (Mining)	396	11,983
CH Energy Group, Inc. (Electric)	352	16,086
Champion Enterprises, Inc. * (Home Builders)	1,408	13,235
Charles River Associates, Inc. * (Commercial Services)	220	10,857
Charming Shoppes, Inc. * (Retail)	2,596	21,105
Charter Communications, Inc. - Class A * (Media)	6,072	9,715
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	792	17,028
Chattem, Inc. * (Cosmetics/Personal Care)	396	17,610
Checkpoint Systems, Inc. * (Electronics)	748	12,626
Chemical Financial Corp. (Banks)	528	17,163
Cheniere Energy, Inc. * (Oil & Gas)	440	28,384
Chesapeake Corp. (Packaging & Containers)	440	9,249
Chiquita Brands International, Inc. (Food)	792	21,210
Chittenden Corp. (Banks)	572	14,912
Chordiant Software, Inc. * (Internet)	1,628	2,719
Christopher & Banks Corp. (Retail)	748	13,165
Churchill Downs, Inc. (Entertainment)	176	6,968
Ciber, Inc. * (Computers)	1,144	8,317
Cimarex Energy Co. * (Oil & Gas)	836	32,604
Cincinnati Bell, Inc. * (Telecommunications)	5,544	23,563
Circor International, Inc. (Metal Fabricate/Hardware)	352	8,677
Citizens Banking Corp. (Banks)	968	28,420
City Holding Co. (Banks)	396	11,696
CKE Restaurants, Inc. * (Retail)	1,188	18,830
Clarcor, Inc. (Miscellaneous Manufacturing)	308	16,004
CLECO Corp. (Electric)	1,012	21,556
CMGI, Inc. * (Internet)	8,492	17,663
CMS Energy Corp. * (Electric)	2,992	39,015
CNET Networks, Inc. * (Internet)	2,508	23,676
Coeur d’Alene Mines Corp. * (Mining)	4,840	17,763
Cognex Corp. (Machinery-Diversified)	880	21,894
Coherent, Inc. * (Electronics)	660	22,282
Cohu, Inc. (Semiconductors)	484	7,720
Commerce Group, Inc. (Insurance)	484	29,998
Commercial Federal Corp. (Savings & Loans)	616	17,032
Commercial Metals Co. (Metal Fabricate/Hardware)	1,144	38,769
Commercial NET Lease Realty (Real Estate Investment Trust)	1,056	19,483
Commscope, Inc. * (Telecommunications)	484	7,241
Community Bank System, Inc. (Banks)	572	13,105
Community Banks, Inc. (Banks)	220	5,498
Community Trust Bancorp, Inc. (Banks)	264	7,606
Compass Minerals International, Inc. (Mining)	352	8,958
CompuCredit Corp. * (Diversified Financial Services)	440	11,713
Comstock Resources, Inc. * (Oil & Gas)	528	15,175
Conceptus, Inc. * (Healthcare-Products)	572	4,462
Concur Technologies, Inc. * (Software)	572	4,645
CONMED Corp. * (Healthcare-Products)	660	19,879
Consolidated Graphics, Inc. * (Commercial Services)	264	13,886
Continental Airlines, Inc. - Class B * (Airlines)	1,232	14,833
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,056	19,388

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cornerstone Realty Income Trust, Inc. (Real Estate Investment Trust)	1,144	11,348
Corporate Office Properties Trust (Real Estate Investment Trust)	660	17,477
Correctional Properties Trust (Real Estate Investment Trust)	264	6,666
Corrections Corp. of America * (Commercial Services)	704	27,174
Corus Bankshares, Inc. (Banks)	352	16,787
CoStar Group, Inc. * (Commercial Services)	352	12,971
Cousins Properties, Inc. (Real Estate Investment Trust)	528	13,659
Coventry Health Care, Inc. * (Healthcare-Services)	691	47,084
Cray, Inc. * (Computers)	1,936	4,937
Credence Systems Corp. * (Semiconductors)	1,848	14,618
Crompton Corp. (Chemicals)	2,596	37,902
Cross Country Healthcare, Inc. * (Commercial Services)	528	8,849
Crown Holdings, Inc. * (Packaging & Containers)	2,420	37,656
CSK Auto Corp. * (Retail)	924	16,309
CTI Molecular Imaging, Inc. * (Healthcare-Products)	704	14,270
Cubic Corp. (Electronics)	352	6,667
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	924	9,813
Cuno, Inc. * (Miscellaneous Manufacturing)	396	20,350
Curtiss-Wright Corp. (Aerospace/Defense)	440	25,080
CV Therapeutics, Inc. * (Pharmaceuticals)	704	14,333
CVB Financial Corp. (Banks)	1,012	18,358
Datascope Corp. (Healthcare-Products)	264	8,073
Decode Genetics, Inc. * (Biotechnology)	1,100	6,270
Delphi Financial Group, Inc. - Class A (Insurance)	220	9,460
Delta Air Lines, Inc. * (Airlines)	2,420	9,801
Deltic Timber Corp. (Forest Products & Paper)	220	8,602
Denbury Resources, Inc. * (Oil & Gas)	616	21,702
Dendrite International, Inc. * (Software)	836	11,737
DHB Industries, Inc. * (Apparel)	440	3,872
Diagnostic Products Corp. (Healthcare-Products)	440	21,252
Dick’s Sporting Goods, Inc. * (Retail)	660	24,241
Digital River, Inc. * (Internet)	660	20,566
Digital Theater Systems, Inc. * (Home Furnishings)	396	7,172
Digitas, Inc. * (Internet)	1,232	12,443
Dime Community Bancshares, Inc. (Savings & Loans)	704	10,701
Dionex Corp. * (Electronics)	440	23,980
Direct General Corp. (Insurance)	352	7,230
Discovery Laboratories, Inc. * (Pharmaceuticals)	1,056	5,945
Ditech Communications Corp. * (Telecommunications)	660	8,230
DJ Orthopedics, Inc. * (Healthcare-Products)	396	9,920
Dobson Communications Corp. * (Telecommunications)	2,464	4,977
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	484	15,866
Downey Financial Corp. (Savings & Loans)	308	18,952
Drew Industries, Inc. * (Building Materials)	176	6,626
DRS Technologies, Inc. * (Aerospace/Defense)	352	14,960
Dyax Corp. * (Pharmaceuticals)	572	1,842
Dycom Industries, Inc. * (Engineering & Construction)	704	16,185
Eagle Materials - Class A (Building Materials)	352	28,492
EarthLink, Inc. * (Internet)	3,036	27,325
Eastgroup Properties, Inc. (Real Estate Investment Trust)	396	14,929
Eclipsys Corp. * (Software)	836	12,941
EDO Corp. (Aerospace/Defense)	352	10,578
eFunds Corp. * (Software)	1,012	22,588
El Paso Electric Co. * (Electric)	1,012	19,228
Electro Scientific Industries, Inc. * (Electronics)	616	11,944
ElkCorp (Building Materials)	440	16,922
Emmis Communications Corp. * (Media)	968	18,605
Empire District Electric Co. (Electric)	528	12,281

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Emulex Corp. * (Semiconductors)	1,584	29,843
Encompass Services Corp. (a) * (Commercial Services)	1	0
Encore Acquisition Co. * (Oil & Gas)	484	19,989
Encysive Pharmaceuticals, Inc. * (Biotechnology)	1,188	12,141
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	484	13,310
Enterasys Networks, Inc. * (Telecommunications)	4,752	6,653
Entertainment Properties Trust (Real Estate Investment Trust)	440	18,229
Entravision Communications Corp. * (Media)	1,100	9,757
Entrust Technologies, Inc. * (Internet)	1,452	5,445
Enzo Biochem, Inc. * (Biotechnology)	528	7,614
Epicor Software Corp. * (Software)	880	11,528
Equity Inns, Inc. (Real Estate Investment Trust)	1,012	11,162
Equity Lifestyle Properties, Inc. (Real Estate Investment Trust)	352	12,408
Equity One, Inc. (Real Estate Investment Trust)	660	13,589
eResearch Technology, Inc. * (Internet)	704	8,293
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	308	24,748
ESS Technology, Inc. * (Semiconductors)	748	3,942
Essex Property Trust, Inc. (Real Estate Investment Trust)	220	15,167
Esterline Technologies Corp. * (Aerospace/Defense)	484	16,722
Ethan Allen Interiors, Inc. (Home Furnishings)	220	7,040
Excel Technology, Inc. * (Electronics)	264	6,489
Exelixis, Inc. * (Biotechnology)	1,408	9,546
Exide Technologies * (Auto Parts & Equipment)	528	6,811
ExpressJet Holdings, Inc. * (Airlines)	836	9,539
F.N.B. Corp. (Banks)	616	11,796
FBL Financial Group, Inc. - Class A (Insurance)	264	7,392
FelCor Lodging Trust, Inc. * (Real Estate Investment Trust)	1,100	13,673
Ferro Corp. (Chemicals)	616	11,593
Fidelity Bankshares, Inc. (Savings & Loans)	440	10,111
Filenet Corp. * (Software)	792	18,042
Financial Federal Corp. (Diversified Financial Services)	308	10,894
Finisar Corp. * (Telecommunications)	3,740	4,675
Finish Line, Inc. - Class A (Retail)	880	20,372
First BanCorp (Banks)	704	29,744
First Charter Corp. (Banks)	660	14,909
First Citizens BancShares, Inc. - Class A (Banks)	132	19,322
First Commonwealth Financial Corp. (Banks)	1,584	21,701
First Community Bancorp - Class A (Banks)	308	13,644
First Community Bancshares, Inc. (Banks)	220	6,175
First Financial Bancorp (Banks)	792	14,454
First Financial Bankshares, Inc. (Banks)	308	13,746
First Financial Corp. (Banks)	308	9,101
First Financial Holdings, Inc. (Savings & Loans)	264	7,334
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	572	9,655
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	572	21,639
First Merchants Corp. (Banks)	440	11,396
First Republic Bank (Banks)	487	15,764
FirstFed Financial Corp. * (Savings & Loans)	308	15,711
Fisher Communications, Inc. * (Media)	132	6,826
Florida East Coast Industries, Inc. (Transportation)	484	20,560
Flowers Foods, Inc. (Food)	704	19,860
Flushing Financial Corp. (Savings & Loans)	396	7,207
Forest Oil Corp. * (Oil & Gas)	572	23,166
Formfactor, Inc. * (Semiconductors)	616	13,946
Franklin Electric Co., Inc. (Hand/Machine Tools)	352	13,281
Fred’s, Inc. (Retail)	880	15,110
Frontier Financial Corp. (Banks)	352	13,341
FTI Consulting, Inc. * (Commercial Services)	836	17,255
Fuller (H.B.) Co. (Chemicals)	572	16,588

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Furniture Brands International, Inc. (Home Furnishings)	440	9,596
G & K Services, Inc. (Textiles)	396	15,955
Gables Residential Trust (Real Estate Investment Trust)	220	7,326
Gardner Denver, Inc. * (Machinery-Diversified)	396	15,646
Gartner Group, Inc. * (Commercial Services)	1,012	9,685
Gateway, Inc. * (Computers)	5,016	20,214
GATX Corp. (Trucking & Leasing)	484	16,064
Gaylord Entertainment Company * (Lodging)	528	21,331
GenCorp, Inc. (Aerospace/Defense)	792	15,840
General Cable Corp. * (Electrical Components & Equipment)	880	10,622
General Communication, Inc. - Class A * (Telecommunications)	1,012	9,240
Genesee & Wyoming, Inc. - Class A * (Transportation)	352	9,120
Genesis Healthcare Corp. * (Healthcare-Services)	440	18,872
Gentiva Health Services, Inc. * (Healthcare-Services)	572	9,255
Geron Corp. * (Biotechnology)	1,012	6,183
Getty Realty Corp. (Real Estate Investment Trust)	396	10,118
Gibraltar Industries, Inc. (Iron/Steel)	528	11,584
Glacier Bancorp, Inc. (Banks)	572	17,446
Glatfelter (Forest Products & Paper)	660	9,735
Glimcher Realty Trust (Real Estate Investment Trust)	748	17,728
Global Industries, Ltd. * (Oil & Gas Services)	1,848	17,371
Global Power Equipment Group, Inc. * (Machinery-Diversified)	748	7,166
Golden Telecom, Inc. (Telecommunications)	308	7,885
Granite Construction, Inc. (Engineering & Construction)	352	9,247
Graphic Packaging Corp. * (Packaging & Containers)	1,496	6,597
Gray Television, Inc. (Media)	1,012	14,644
Greif Brothers Corp. - Class A (Packaging & Containers)	308	21,461
Grey Wolf, Inc. * (Oil & Gas)	4,224	27,794
Group 1 Automotive, Inc. * (Retail)	352	9,258
Guitar Center, Inc. * (Retail)	484	26,537
Gymboree Corp. * (Apparel)	704	8,828
Hancock Holding Co. (Banks)	616	20,020
Handelman Co. (Distribution/Wholesale)	528	10,011
Hanover Compressor Co. * (Oil & Gas Services)	1,056	12,746
Harbor Florida Bancshares, Inc. (Savings & Loans)	484	16,504
Harland (John H.) Co. (Household Products/Wares)	572	19,654
Harleysville National Corp. (Banks)	572	12,155
Harris Interactive, Inc. * (Internet)	1,100	5,071
Harvest Natural Resources, Inc. * (Oil & Gas)	792	9,417
Haverty Furniture Cos., Inc. (Retail)	440	6,710
Hayes Lemmerz International, Inc. * (Auto Parts & Equipmentment)	836	4,347
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	616	22,447
Heartland Express, Inc. (Transportation)	1,056	20,222
Hecla Mining Co. * (Mining)	2,684	14,708
HEICO Corp. (Aerospace/Defense)	440	8,844
Helmerich & Payne, Inc. (Oil & Gas)	704	27,942
Hibbett Sporting Goods, Inc. * (Retail)	528	15,861
Highland Hospitality Corp. (Real Estate Investment Trust)	792	8,197
Highwoods Properties, Inc. (Real Estate Investment Trust)	1,100	29,502
Hollinger International, Inc. (Media)	1,012	11,031
Holly Corp. (Oil & Gas)	440	16,399
Hologic, Inc. * (Healthcare-Products)	440	14,025
Home Properties Of New York, Inc. (Real Estate Investment Trust)	352	13,658
HomeStore, Inc. * (Internet)	2,156	4,786
Hooper Holmes, Inc. (Commercial Services)	1,276	4,874
Horace Mann Educators Corp. (Insurance)	836	14,831
Hot Topic, Inc. * (Retail)	1,100	24,035
Human Genome Sciences, Inc. * (Biotechnology)	2,596	23,936
Hydril Co. * (Oil & Gas Services)	352	20,560

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hypercom Corp. * (Telecommunications)	1,144	5,411
IBERIABANK Corp. (Banks)	132	7,426
Identix, Inc. * (Electronics)	1,980	9,999
IDEX Corp. (Machinery-Diversified)	836	33,734
IDX Systems Corp. * (Software)	484	16,809
IHOP Corp. (Retail)	484	23,077
II-VI, Inc. * (Electronics)	528	9,208
Imation Corp. (Computers)	704	24,464
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	792	15,191
Impax Laboratories, Inc. * (Pharmaceuticals)	1,100	17,600
Incyte Genomics, Inc. * (Biotechnology)	1,364	9,316
Independent Bank Corp. - Massachusetts (Banks)	352	10,208
Independent Bank Corp. - Michigan (Banks)	396	11,393
Infinity Property & Casualty Corp. (Insurance)	484	15,130
InFocus Corp. * (Computers)	880	5,051
Informatica Corp. * (Software)	1,936	16,011
infoUSA, Inc. (Software)	704	7,399
InnKeepers U.S.A Trust (Real Estate Investment Trust)	748	9,657
Insight Communications Co., Inc. * (Media)	1,012	11,992
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	616	8,938
Integra Bank Corp. (Banks)	352	7,793
Integrated Device Technology, Inc. * (Semiconductors)	1,320	15,880
Integrated Silicon Solution, Inc. * (Semiconductors)	792	5,306
Interactive Data Corp. * (Commercial Services)	836	17,347
Interdigital Communications Corp. * (Telecommunications)	1,188	18,200
Interface, Inc. - Class A * (Office Furnishings)	1,012	6,902
Internet Capital Group, Inc. * (Internet)	880	6,178
Internet Security Systems, Inc. * (Internet)	836	15,299
InterVoice-Brite, Inc. * (Computers)	792	8,894
Interwoven, Inc. * (Internet)	924	7,198
Intrado, Inc. * (Telecommunications)	396	4,871
Intuitive Surgical, Inc. * (Healthcare-Products)	748	34,011
Invacare Corp. (Healthcare-Products)	528	23,565
Inverness Medical Innovation, Inc. * (Healthcare-Products)	308	7,238
Investors Real Estate Trust (Real Estate Investment Trust)	924	8,621
Iomega Corp. * (Computers)	1,144	4,908
Ipass, Inc. * (Internet)	1,012	6,193
Ipayment, Inc. * (Commercial Services)	220	9,284
Irwin Financial Corp. (Banks)	396	9,116
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,188	4,598
Jack in the Box, Inc. * (Retail)	396	14,692
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	1,716	16,748
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	572	12,281
Jarden Corp. * (Household Products/Wares)	528	24,224
JLG Industries, Inc. (Machinery-Construction & Mining)	880	18,964
Jo-Ann Stores, Inc. * (Retail)	440	12,360
Jones Lang LaSalle, Inc. * (Real Estate)	616	28,737
Journal Register Co. * (Media)	880	14,696
Joy Global, Inc. (Machinery-Construction & Mining)	1,677	58,795
K-V Pharmaceutical Co. * (Pharmaceuticals)	792	18,374
K2, Inc. * (Leisure Time)	704	9,680
Kadant, Inc. * (Machinery-Diversified)	308	5,713
Kansas City Southern Industries, Inc. * (Transportation)	880	16,949
Kaydon Corp. (Metal Fabricate/Hardware)	572	17,961
KCS Energy, Inc. * (Oil & Gas)	1,100	16,896
Keane, Inc. * (Software)	1,012	13,186
Kellwood Co. (Apparel)	440	12,668
Kelly Services, Inc. - Class A (Commercial Services)	396	11,401
Kennametal, Inc. (Hand/Machine Tools)	748	35,522

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Kensey Nash Corp. * (Healthcare-Products)	220	5,958
Key Energy Group * (Oil & Gas Services)	1,760	20,187
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	352	8,152
KFx, Inc. * (Energy-Alternate Sources)	968	12,971
Kilroy Realty Corp. (Real Estate Investment Trust)	264	10,800
Kimball International, Inc. - Class B (Home Furnishings)	484	7,018
Kindred Healthcare, Inc. * (Healthcare-Services)	616	21,622
Kirby Corp. * (Transportation)	484	20,343
Knight Trading Group, Inc. * (Diversified Financial Services)	2,596	25,025
Knight Transportation, Inc. (Transportation)	836	20,624
Kopin Corp. * (Semiconductors)	1,584	4,863
Korn/Ferry International * (Commercial Services)	704	13,397
Kramont Realty Trust (Real Estate Investment Trust)	528	12,355
Kronos, Inc. * (Computers)	572	29,235
La Quinta Corp. * (Lodging)	4,224	35,905
La-Z-Boy, Inc. (Home Furnishings)	1,056	14,710
LabOne, Inc. * (Healthcare-Services)	396	13,654
Labor Ready, Inc. * (Commercial Services)	792	14,771
Laclede Group, Inc. (Gas)	484	14,133
Laidlaw International * (Transportation)	1,980	41,184
Lancaster Colony Corp. (Miscellaneous Manufacturing)	616	26,212
Lance, Inc. (Food)	572	9,192
Landauer, Inc. (Commercial Services)	220	10,459
Landstar System, Inc. * (Transportation)	1,320	43,230
Lasalle Hotel Properties (Real Estate Investment Trust)	616	17,895
Lattice Semiconductor Corp. * (Semiconductors)	2,552	13,704
Lawson Software, Inc. * (Software)	1,232	7,269
Lennox International, Inc. (Building Materials)	924	20,254
Levitt Corp. - Class A (Home Builders)	352	9,025
Lexicon Genetics, Inc. * (Biotechnology)	1,408	7,195
Libbey, Inc. (Housewares)	308	6,468
Lifecell Corp. * (Biotechnology)	660	5,874
Ligand Pharmaceuticals, Inc. - Class B * (Pharmaceuticals)	1,584	9,076
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	748	22,500
Lindsay Manufacturing Co. (Machinery-Diversified)	264	5,037
Linens ‘n Things, Inc. * (Retail)	528	13,110
Lionbridge Technologies, Inc. * (Internet)	1,056	6,009
Lithia Motors, Inc. - Class A (Retail)	308	7,888
Littelfuse, Inc. * (Electrical Components & Equipment)	484	13,866
LKQ Corp. * (Distribution/Wholesale)	308	6,182
Longview Fibre Co. (Forest Products & Paper)	1,144	21,461
Luminex Corp. * (Healthcare-Products)	616	4,638
M/I Schottenstein Homes, Inc. (Home Builders)	220	10,765
Macdermid, Inc. (Chemicals)	616	20,020
Macrovision Corp. * (Entertainment)	968	22,062
Magellan Health Services, Inc. * (Healthcare-Services)	616	20,975
Magnum Hunter Resources, Inc. * (Oil & Gas)	1,408	22,683
Maguire Properties, Inc. (Real Estate Investment Trust)	660	15,761
Manitowoc Co. (Machinery-Diversified)	528	21,326
ManTech International Corp. - Class A * (Software)	396	9,136
Marcus Corp. (Lodging)	440	9,020
MarineMax, Inc. * (Retail)	264	8,232
MatrixOne, Inc. * (Internet)	1,100	5,247
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	748	24,504
Mattson Technology, Inc. * (Semiconductors)	880	6,987
Maverick Tube Corp. * (Oil & Gas Services)	308	10,013
Maximus, Inc. (Commercial Services)	396	13,262
MB Financial, Inc. (Banks)	396	15,167

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
McDATA Corp. - Class A * (Computers)	2,640	9,953
McGrath Rentcorp (Commercial Services)	440	10,287
Medarex, Inc. * (Pharmaceuticals)	1,804	12,863
Mentor Corp. (Healthcare-Products)	924	29,660
Mercury Computer Systems, Inc. * (Computers)	484	13,349
MeriStar Hospitality Corp. * (Real Estate Investment Trust)	1,980	13,860
Metal Management, Inc. (Environmental Control)	396	10,169
Metals USA, Inc. * (Metal Fabricate/Hardware)	440	8,620
Methode Electronics, Inc. - Class A (Electronics)	792	9,591
MFA Mortgage Investments, Inc. (Real Estate Investment Trust)	1,540	11,719
MGE Energy, Inc. (Electric)	440	14,586
Micromuse, Inc. * (Software)	1,760	7,973
Micros Systems, Inc. * (Computers)	704	25,844
Mid-State Bancshares (Banks)	528	14,045
Mindspeed Technologies, Inc. * (Semiconductors)	2,244	5,004
Mine Safety Appliances Co. (Environmental Control)	484	18,751
Modine Manufacturing Co. (Auto Parts & Equipment)	528	15,486
Molina Healthcare, Inc. * (Healthcare-Services)	220	10,140
Monaco Coach Corp. (Home Builders)	528	8,527
Moog, Inc. - Class A * (Aerospace/Defense)	572	25,854
MPS Group, Inc. * (Commercial Services)	2,200	23,122
MTS Systems Corp. (Computers)	484	14,051
Mueller Industries, Inc. (Metal Fabricate/Hardware)	528	14,863
Myers Industries, Inc. (Miscellaneous Manufacturing)	484	6,829
Mykrolis Corp. * (Semiconductors)	924	13,213
Nabi Biopharmaceuticals * (Pharmaceuticals)	1,320	16,474
Nara Bancorp, Inc. (Banks)	396	5,564
National Financial Partners (Diversified Financial Services)	748	29,771
National Health Investors, Inc. (Real Estate Investment Trust)	528	13,717
National Penn Bancshares, Inc. (Banks)	660	16,216
National Western Life Insurance Co. - Class A * (Insurance)	44	7,521
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	1,408	28,456
Navigant Consulting Co. * (Commercial Services)	1,012	27,557
NBT Bancorp, Inc. (Banks)	748	16,763
NCI Building Systems, Inc * (Building Materials)	396	15,286
NCO Group, Inc. * (Commercial Services)	616	12,043
NDCHealth Corp. (Software)	352	5,625
Newcastle Investment Corp. (Real Estate Investment Trust)	660	19,536
Newpark Resources, Inc. * (Oil & Gas Services)	1,892	11,144
NMS Communications Corp. * (Telecommunications)	1,056	4,530
North Pittsburgh Systems, Inc. (Telecommunications)	352	6,957
Northwest Airlines Corp. - Class A * (Airlines)	1,540	10,303
Northwest Bancorp, Inc. (Savings & Loans)	440	9,420
Northwest Natural Gas Co. (Gas)	616	22,280
NS Group, Inc. * (Metal Fabricate/Hardware)	396	12,438
Nu Skin Enterprises, Inc. (Retail)	1,100	24,760
Nuvelo, Inc. * (Pharmaceuticals)	660	4,290
Oceaneering International, Inc. * (Oil & Gas Services)	572	21,450
Octel Corp. (Chemicals)	264	4,892
Ocwen Financial Corp. * (Savings & Loans)	880	7,102
Odyssey Healthcare, Inc. * (Healthcare-Services)	836	9,831
Offshore Logistics, Inc. * (Transportation)	440	14,661
Ohio Casualty Corp. * (Insurance)	1,364	31,345
Oil States International, Inc. * (Oil & Gas Services)	660	13,563
Old Dominion Freight Line, Inc. * (Transportation)	352	10,965
Old National Bancorp (Banks)	1,276	25,903
Old Second Bancorp, Inc. (Banks)	264	7,966
OM Group, Inc. * (Chemicals)	484	14,723

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
OMEGA Healthcare Investors, Inc. (Real Estate Investment Trust)	1,056	11,595
ON Semiconductor Corp. * (Semiconductors)	2,728	10,776
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	572	17,932
Open Solutions, Inc. * (Software)	264	5,235
Opsware, Inc. * (Internet)	1,144	5,903
OraSure Technologies, Inc. * (Healthcare-Products)	880	6,477
Orbital Sciences Corp. * (Aerospace/Defense)	968	9,370
Oriental Financial Group, Inc. (Banks)	396	9,274
OrthoLogic Corp. * (Healthcare-Products)	792	4,008
Oscient Pharmaceuticals Corp. * (Biotechnology)	1,364	3,192
Otter Tail Power Co. (Electric)	572	14,323
Overseas Shipholding Group, Inc. (Transportation)	220	13,840
Overstock.com, Inc. * (Internet)	264	11,349
Owens & Minor, Inc. (Distribution/Wholesale)	836	22,697
Oxford Industries, Inc. (Apparel)	308	11,270
P.F. Chang’s China Bistro, Inc. * (Retail)	352	21,050
Pacific Capital Bancorp (Banks)	1,012	30,137
Packeteer, Inc. * (Software)	748	11,512
PalmOne, Inc. * (Computers)	572	14,517
Par Pharmaceutical Companies, Inc. * (Pharmaceuticals)	176	5,885
Parametric Technology Corp. * (Software)	6,028	33,696
PAREXEL International Corp. * (Commercial Services)	572	13,442
Park National Corp. (Banks)	264	29,700
Parker Drilling Co. * (Oil & Gas)	2,112	12,144
Paxar Corp. * (Electronics)	792	16,901
Payless ShoeSource, Inc. * (Retail)	1,364	21,538
Pediatrix Medical Group, Inc. * (Healthcare-Services)	440	30,180
Peet’s Coffee & Tea, Inc. * (Beverages)	264	6,508
Penn Virginia Corp. (Oil & Gas)	396	18,176
Pennsylvania (Real Estate Investment Trust)	616	24,837
Pep Boys-Manny, Moe & Jack (Retail)	528	9,282
Per-Se Technologies, Inc. * (Software)	528	8,105
Perot Systems Corp. - Class A * (Computers)	1,716	23,063
Perrigo Co. (Pharmaceuticals)	1,364	26,122
PFF Bancorp, Inc. (Savings & Loans)	513	14,159
Pharmos Corp. * (Pharmaceuticals)	1,980	1,247
Philadelphia Consolidated Holding Corp. * (Insurance)	396	30,702
Pinnacle Entertainment, Inc. * (Entertainment)	792	13,226
Pixelworks, Inc. * (Semiconductors)	924	7,531
Plains Exploration & Production Co. * (Oil & Gas)	1,320	46,067
Plug Power, Inc. * (Energy-Alternate Sources)	1,100	7,260
PNM Resources, Inc. (Electric)	1,056	28,174
PolyOne Corp. * (Chemicals)	2,068	18,364
Post Properties, Inc. (Real Estate Investment Trust)	880	27,315
Powerwave Technologies, Inc. * (Telecommunications)	1,452	11,238
Prentiss Properties Trust (Real Estate Investment Trust)	960	32,793
Presidential Life Corp. (Insurance)	484	7,880
Price Communications Corp. * (Telecommunications)	792	13,860
PRIMEDIA, Inc. * (Media)	2,992	13,015
Primus Telecommunications Group, Inc. * (Telecommunications)	1,672	2,625
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	660	14,276
PrivateBancorp, Inc. (Banks)	352	11,056
ProAssurance Corp. * (Insurance)	572	22,594
ProQuest Co. * (Internet)	528	19,087
Prosperity Bancshares, Inc. (Banks)	352	9,324
Provident Bankshares Corp. (Banks)	748	24,654
Provident Financial Services, Inc. (Savings & Loans)	1,232	21,068
Province Healthcare Co. * (Healthcare-Services)	1,012	24,379
PS Business Parks, Inc. (Real Estate Investment Trust)	264	10,639

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
PSS World Medical, Inc. * (Healthcare-Products)	1,540	17,510
Pulitzer, Inc. (Media)	176	11,216
Quanta Services, Inc. * (Commercial Services)	1,628	12,422
Quantum Corp. * (Computers)	4,048	11,780
R & G Financial Corp. - Class B (Banks)	572	17,829
RailAmerica, Inc. * (Transportation)	792	9,884
RAIT Investment Trust (Real Estate Investment Trust)	440	11,801
Ralcorp Holdings, Inc. (Food)	572	27,083
Range Resources Corp. (Oil & Gas)	1,540	35,974
RARE Hospitality International, Inc. * (Retail)	748	23,098
RC2 Corp. * (Toys/Games/Hobbies)	308	10,472
Reader’s Digest Association, Inc. (Media)	1,540	26,658
RealNetworks, Inc. * (Internet)	2,508	14,496
Realty Income Corp. (Real Estate Investment Trust)	1,144	26,175
Red Robin Gourmet Burgers, Inc. * (Retail)	264	13,440
Regal-Beloit Corp. (Hand/Machine Tools)	572	16,468
Reliance Steel & Aluminum Co. (Iron/Steel)	396	15,844
Revlon, Inc. - Class A * (Cosmetics/Personal Care)	3,300	9,504
RF Micro Devices, Inc. * (Telecommunications)	3,872	20,212
RLI Corp. (Insurance)	440	18,238
Rock-Tenn Co. (Forest Products & Paper)	660	8,778
Rogers Corp. * (Electronics)	352	14,080
RTI International Metals, Inc. * (Mining)	484	11,326
Ruddick Corp. (Food)	748	17,316
Russell Corp. (Apparel)	660	11,933
Ryan’s Restaurant Group, Inc. * (Retail)	968	14,065
Ryerson Tull, Inc. (Iron/Steel)	528	6,690
S & T Bancorp, Inc. (Banks)	528	18,691
S1 Corp. * (Internet)	1,584	10,993
Safeguard Scientifics, Inc. * (Software)	2,684	3,811
SafeNet, Inc. * (Telecommunications)	528	15,476
Saga Communications, Inc. * (Media)	352	5,667
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	792	13,060
Sandy Spring Bancorp, Inc. (Banks)	308	9,955
Sapient Corp. * (Internet)	1,760	12,927
Scansoft, Inc. * (Software)	1,804	6,711
ScanSource, Inc. * (Distribution/Wholesale)	264	13,683
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	264	8,857
SCP Pool Corp. (Distribution/Wholesale)	1,188	37,850
SEACOR SMIT, Inc. * (Oil & Gas Services)	352	22,441
Secure Computing Corp. * (Internet)	792	6,787
Select Comfort Corp. * (Retail)	748	15,289
Sensient Technologies Corp. (Chemicals)	968	20,870
Sequa Corp. - Class A * (Aerospace/Defense)	132	6,844
SERENA Software, Inc. * (Software)	572	13,591
Shaw Group, Inc. * (Engineering & Construction)	1,232	26,858
Shopko Stores, Inc. * (Retail)	660	14,665
Sierra Pacific Resources * (Electric)	2,376	25,542
Silgan Holdings, Inc. (Packaging & Containers)	264	17,155
Silicon Graphics, Inc. * (Computers)	5,896	7,016
Silicon Image, Inc. * (Semiconductors)	1,672	16,820
Silicon Storage Technology, Inc. * (Computers)	1,760	6,547
Siliconix, Inc. * (Semiconductors)	132	4,657
Simmons First National Corp. - Class A (Banks)	352	8,737
Simpson Manufacturing Co., Inc. (Building Materials)	792	24,473
Sinclair Broadcast Group, Inc. - Class A (Media)	1,012	8,126
Six Flags, Inc. * (Entertainment)	1,936	7,976
SkyWest, Inc. (Airlines)	1,320	24,538
Skyworks Solutions, Inc. * (Semiconductors)	2,948	18,720

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Sonic Automotive, Inc. (Retail)	528	11,991
Sonic Solutions * (Electronics)	396	5,960
SonoSite, Inc. * (Healthcare-Products)	352	9,145
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	836	14,179
Southern Union Co. * (Gas)	792	19,887
Southwest Gas Corp. (Gas)	704	17,009
Southwestern Energy Co. * (Oil & Gas)	704	39,959
Spartech Corp. (Chemicals)	572	11,354
Speedway Motorsports, Inc. (Entertainment)	352	12,566
Spherion Corp. * (Commercial Services)	1,364	10,216
SRA International, Inc. - Class A * (Computers)	220	13,255
St. Mary Land & Exploration Co. (Oil & Gas)	572	28,629
Standard Microsystems Corp. * (Semiconductors)	396	6,875
Standex International Corp. (Miscellaneous Manufacturing)	264	7,207
StarTek, Inc. (Commercial Services)	264	4,435
State Auto Financial Corp. (Insurance)	308	8,199
STERIS Corp. * (Healthcare-Products)	1,012	25,553
Sterling Bancorp (Banks)	352	8,543
Sterling Bancshares, Inc. (Banks)	1,012	14,370
Sterling Financial Corp. - Pennsylvania (Banks)	484	12,594
Sterling Financial Corp. - Spokane * (Savings & Loans)	528	18,850
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	660	15,107
Stewart Enterprises, Inc. - Class A * (Commercial Services)	2,420	14,883
Strayer Education, Inc. (Commercial Services)	308	34,902
Suffolk Bancorp (Banks)	264	8,720
Superior Energy Services, Inc. * (Oil & Gas Services)	1,232	21,190
SureWest Communications (Telecommunications)	308	7,102
Susquehanna Bancshares, Inc. (Banks)	1,056	25,745
Swift Energy Co. * (Oil & Gas)	528	15,016
Sybron Dental Special, Inc. * (Healthcare-Products)	880	31,591
Sycamore Networks, Inc. * (Telecommunications)	3,916	13,941
Symmetricom, Inc. * (Telecommunications)	1,012	11,223
Take-Two Interactive Software, Inc. * (Software)	660	25,806
TALX Corp. (Computers)	504	9,153
Taubman Centers, Inc. (Real Estate Investment Trust)	968	26,852
Techne Corp. * (Healthcare-Products)	792	31,822
Technitrol, Inc. * (Electronics)	836	12,473
Tecumseh Products Co. (Machinery-Diversified)	352	13,943
Teledyne Technologies, Inc. * (Aerospace/Defense)	748	23,412
TeleTech Holdings, Inc. * (Commercial Services)	836	10,801
Telik, Inc. * (Biotechnology)	880	13,270
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	924	11,513
Terex Corp. * (Machinery-Construction & Mining)	616	26,673
Tesoro Petroleum Corp. * (Oil & Gas)	880	32,578
Tessera Technologies, Inc. * (Semiconductors)	528	22,825
TETRA Technologies, Inc. * (Oil & Gas Services)	484	13,765
Texas Industries, Inc. (Building Materials)	396	21,285
The Cato Corp. - Class A (Retail)	440	14,190
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	3,168	42,294
The Medicines Co. * (Pharmaceuticals)	1,012	22,932
The Men’s Wearhouse, Inc. * (Retail)	264	11,143
The Phoenix Companies, Inc. (Insurance)	1,980	25,304
The Steak n Shake Co. * (Retail)	528	10,217
The Stride Rite Corp. (Apparel)	880	11,704
Thomas Industries, Inc. (Machinery-Diversified)	308	12,209
Thor Industries, Inc. (Home Builders)	440	13,160
THQ, Inc. * (Software)	660	18,572
Tierone Corp. (Savings & Loans)	440	10,340

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Titan Corp. * (Aerospace/Defense)	1,804	32,761
Toro Co. (Housewares)	176	15,576
Town & Country Trust (Real Estate Investment Trust)	396	10,474
Trammell Crow Co. * (Real Estate)	748	15,386
Transaction Systems Architect, Inc. * (Software)	836	19,353
Transkaryotic Therapies, Inc * (Biotechnology)	660	16,477
Transmeta Corp. * (Semiconductors)	3,344	3,110
Tredegar Corp. (Miscellaneous Manufacturing)	616	10,386
Triad Guaranty, Inc. * (Insurance)	220	11,574
Triarc Companies, Inc. (Retail)	792	10,953
Trinity Industries, Inc. (Miscellaneous Manufacturing)	396	11,155
TriQuint Semiconductor, Inc. * (Semiconductors)	3,080	10,410
Triumph Group, Inc. * (Aerospace/Defense)	352	13,707
TrustCo Bank Corp. NY (Banks)	1,672	19,211
Trustmark Corp. (Banks)	1,056	30,624
TTM Technologies, Inc. * (Electronics)	924	9,665
Tyler Technologies, Inc. * (Computers)	836	6,362
UbiquiTel, Inc. * (Telecommunications)	1,584	10,613
UICI (Insurance)	748	18,139
UIL Holdings Corp. (Electric)	220	11,143
UMB Financial Corp. (Banks)	352	20,036
Unit Corp. * (Oil & Gas)	484	21,862
United Auto Group, Inc. (Retail)	352	9,796
United Community Banks, Inc. (Banks)	660	15,662
United Community Financial Corp. (Savings & Loans)	616	6,831
United Fire & Casualty Co. (Insurance)	352	11,908
United Online, Inc. * (Internet)	1,188	12,438
United Rentals, Inc. * (Commercial Services)	396	8,003
United Surgical Partners International, Inc. * (Healthcare-Services)	616	28,194
Universal American Financial Corp. * (Insurance)	616	10,657
Universal Corp. (Agriculture)	528	24,167
Universal Forest Products, Inc. (Building Materials)	352	13,675
Universal Health Realty Income Trust (Real Estate Investment Trust)	264	7,458
Universal Technical Institute, Inc. * (Commercial Services)	308	11,334
Univest Corporation Of Pennsylvania (Banks)	176	7,007
Unizan Financial Corp. (Banks)	484	12,584
Unova, Inc. * (Machinery-Diversified)	1,100	22,715
URS Corp. * (Engineering & Construction)	396	11,385
Urstadt Biddle Properties - Class A (Real Estate Investment Trust)	484	7,381
USEC, Inc. (Mining)	1,716	27,936
Vail Resorts, Inc. * (Entertainment)	440	11,110
Valeant Pharmaceuticals International (Pharmaceuticals)	1,012	22,790
Valmont Industries, Inc. (Metal Fabricate/Hardware)	308	6,875
ValueClick, Inc. * (Internet)	1,804	19,140
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	528	20,069
Vertex Pharmaceuticals, Inc. * (Biotechnology)	1,760	16,474
Viasys Healthcare, Inc. * (Healthcare-Products)	704	13,432
Vicor Corp. (Electrical Components & Equipment)	440	4,594
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	1,056	16,643
Vignette Corp. * (Internet)	6,512	8,531
Vintage Petroleum, Inc. (Oil & Gas)	660	20,764
Visteon Corp. (Auto Parts & Equipment)	2,024	11,557
VISX, Inc. * (Healthcare - Products)	352	8,251
Vitesse Semiconductor Corp. * (Semiconductors)	4,884	13,089
W-H Energy Services, Inc. * (Oil & Gas Services)	572	13,688
W.R. Grace & Co. * (Chemicals)	1,496	12,746
Wabtec Corp. (Machinery-Diversified)	792	16,228
Walter Industries, Inc. (Holding Companies-Diversified)	528	22,466
Washington REIT (Real Estate Investment Trust)	880	25,300

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Washington Trust Bancorp, Inc. (Banks)	308	8,464
Watsco, Inc. (Distribution/Wholesale)	484	20,376
Watson Wyatt & Company Holdings (Commercial Services)	748	20,346
Watts Industries, Inc. - Class A (Electronics)	484	15,783
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,012	14,310
WCI Communities, Inc. * (Home Builders)	352	10,588
webMethods, Inc. * (Internet)	1,056	5,787
Weis Markets, Inc. (Food)	264	9,734
Werner Enterprises, Inc. (Transportation)	924	17,953
Wesbanco, Inc. (Banks)	396	10,894
WESCO International, Inc. * (Distribution/Wholesale)	396	11,088
West Coast Bancorp (Banks)	352	8,378
West Pharmaceutical Services, Inc. (Healthcare-Products)	704	16,826
Westamerica Bancorporation (Banks)	528	27,335
Wild Oats Markets, Inc. * (Food)	704	7,484
Winn-Dixie Stores, Inc. * (Food)	1,848	1,719
Winnebago Industries, Inc. (Home Builders)	440	13,905
Wintrust Financial Corp. (Banks)	440	20,720
WMS Industries, Inc. * (Leisure Time)	440	12,390
Wolverine World Wide, Inc. (Apparel)	1,281	27,451
Woodward Governor Co. (Electronics)	220	15,774
World Fuel Services Corp. (Retail)	440	13,860
X-Rite, Inc. (Electronics)	484	7,279
Yankee Candle Co., Inc. * (Household Products/Wares)	660	20,922
Zenith National Insurance Corp. (Insurance)	176	9,127
Zoll Medical Corp. * (Healthcare-Products)	220	4,957
Zoran Corp. * (Semiconductors)	968	10,019
Zymogenetics, Inc. * (Pharmaceuticals)	440	6,714

TOTAL COMMON STOCKS (Cost $9,598,373)		11,600,197

	Principal Amount
Repurchase Agreements (24.2%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $3,483,237 (Collateralized by $3,558,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $3,554,191)	$3,483,000	3,483,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,483,000)		3,483,000

TOTAL INVESTMENT SECURITIES (Cost $13,081,373) - 104.7%		$15,083,197

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
(a)	Escrowed security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $1,351,680)	22	$(27,302)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 6/28/05 (Underlying notional amount at value $884,239)	1,438	$(215)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $597,711)	972	17,805

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of March, 31 2005:

Advertising	0.4%
Aerospace/Defense	1.7%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.6%
Auto Parts & Equipment	0.9%
Banks	7.5%
Beverages	NM
Biotechnology	1.2%
Building Materials	1.1%
Chemicals	1.5%
Commercial Services	3.9%
Computers	2.3%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.7%
Electric	1.9%
Electrical Components & Equipment	0.2%
Electronics	1.9%
Energy–Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.2%
Food	0.8%
Forest Products & Paper	0.6%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare-Products	2.7%
Healthcare-Services	2.3%
Holding Companies–Diversified	0.2%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	2.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.8%
Leisure Time	0.3%
Lodging	0.6%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.6%
Media	1.1%
Metal Fabricate/Hardware	0.8%
Mining	0.8%
Miscellaneous Manufacturing	1.7%
Office Furnishings	NM
Oil & Gas	3.8%
Oil & Gas Services	1.4%
Packaging & Containers	0.6%
Pharmaceuticals	2.4%
Real Estate	0.3%
Real Estate Investment Trust	5.3%
Retail	4.3%
Savings & Loans	1.5%
Semiconductors	2.2%
Software	2.6%
Telecommunications	2.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.9%
Trucking & Leasing	0.1%
Water	0.1%
Other***	24.2%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

OTC ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (85.5%)
Adobe Systems, Inc. (Software)	4,420	$296,891
Altera Corp. * (Semiconductors)	9,656	190,996
Amazon.com, Inc. * (Internet)	5,032	172,447
American Power Conversion Corp. (Electrical Components & Equipment)	3,536	92,325
Amgen, Inc. * (Biotechnology)	10,880	633,324
Apollo Group, Inc. - Class A * (Commercial Services)	3,468	256,841
Apple Computer, Inc. * (Computers)	21,080	878,403
Applied Materials, Inc. * (Semiconductors)	15,980	259,675
ATI Technologies, Inc. * (Semiconductors)	4,556	78,637
Autodesk, Inc. (Software)	4,420	131,539
BEA Systems, Inc. * (Software)	6,936	55,280
Bed Bath & Beyond, Inc. * (Retail)	7,548	275,804
Biogen Idec, Inc. * (Biotechnology)	6,732	232,321
Biomet, Inc. (Healthcare - Products)	6,324	229,561
Broadcom Corp. - Class A * (Semiconductors)	4,624	138,350
C.H. Robinson Worldwide, Inc. (Transportation)	1,564	80,593
Career Education Corp. * (Commercial Services)	1,904	65,231
CDW Corp. (Distribution/Wholesale)	1,632	92,501
Check Point Software Technologies, Ltd. * (Internet)	4,692	102,004
Chiron Corp. * (Biotechnology)	4,828	169,270
Cintas Corp. (Textiles)	3,808	157,308
Cisco Systems, Inc. * (Telecommunications)	42,704	763,974
Citrix Systems, Inc. * (Software)	3,740	89,087
Cognizant Technology Solutions Corp. * (Computers)	2,380	109,956
Comcast Corp. - Special Class A * (Media)	17,612	594,933
Comverse Technology, Inc. * (Telecommunications)	3,808	96,038
Costco Wholesale Corp. (Retail)	4,624	204,288
Dell, Inc. * (Computers)	16,728	642,690
DENTSPLY International, Inc. (Healthcare - Products)	1,428	77,697
Dollar Tree Stores, Inc. * (Retail)	2,040	58,609
eBay, Inc. * (Internet)	18,564	691,695
EchoStar Communications Corp. - Class A (Media)	4,148	121,329
Electronic Arts, Inc. * (Software)	5,712	295,767
Ericsson ADR * (Telecommunications)	3,060	86,292
Expeditors International of Washington, Inc. (Transportation)	1,904	101,959
Express Scripts, Inc. - Class A * (Pharmaceuticals)	1,224	106,721
Fastenal Co. (Distribution/Wholesale)	1,360	75,222
Fiserv, Inc. * (Software)	4,488	178,622
Flextronics International, Ltd. * (Electronics)	11,356	136,726
Garmin, Ltd. (Electronics)	1,836	85,044
Genzyme Corp. - General Division * (Biotechnology)	5,780	330,847
Gilead Sciences, Inc. * (Pharmaceuticals)	7,888	282,390
Intel Corp. (Semiconductors)	40,324	936,726
InterActiveCorp * (Internet)	13,260	295,300
Intersil Corp. - Class A (Semiconductors)	2,788	48,288
Intuit, Inc. * (Software)	4,352	190,487
Invitrogen Corp. * (Biotechnology)	884	61,173
JDS Uniphase Corp. * (Telecommunications)	30,396	50,761
Juniper Networks, Inc. * (Telecommunications)	6,596	145,508
KLA - Tencor Corp. * (Semiconductors)	4,420	203,364
Lam Research Corp. * (Semiconductors)	2,652	76,537
Lamar Advertising Co. * (Advertising)	1,564	63,014

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Level 3 Communications, Inc. * (Telecommunications)	12,512	25,775
Liberty Media International, Inc. - Class A * (Media)	3,196	139,793
Lincare Holdings, Inc. * (Healthcare - Services)	1,768	78,199
Linear Technology Corp. (Semiconductors)	7,616	291,769
Marvell Technology Group, Ltd. * (Semiconductors)	4,828	185,106
Maxim Integrated Products, Inc. (Semiconductors)	8,500	347,394
MCI, Inc. (Telecommunications)	6,460	160,983
MedImmune, Inc. * (Biotechnology)	4,896	116,574
Mercury Interactive Corp. * (Software)	1,700	80,546
Microchip Technology, Inc. (Semiconductors)	3,196	83,128
Microsoft Corp. (Software)	69,292	1,674,788
Millennium Pharmaceuticals, Inc. * (Biotechnology)	6,256	52,676
Molex, Inc. (Electrical Components & Equipment)	1,836	48,397
Network Appliance, Inc. * (Computers)	7,072	195,612
Nextel Communications, Inc. - Class A * (Telecommunications)	25,840	734,373
Novellus Systems, Inc. * (Semiconductors)	1,872	50,039
NTL, Inc. * (Telecommunications)	1,768	112,569
Oracle Corp. * (Software)	40,324	503,244
PACCAR, Inc. (Auto Manufacturers)	3,604	260,894
Patterson Dental Co. * (Healthcare - Products)	2,448	122,278
Paychex, Inc. (Commercial Services)	6,664	218,712
Petsmart, Inc. (Retail)	2,652	76,245
Pixar Animation Studios * (Software)	1,088	106,134
QLogic Corp. * (Semiconductors)	1,700	68,850
Qualcomm, Inc. (Telecommunications)	36,720	1,345,787
Research In Motion, Ltd. * (Computers)	3,468	265,025
Ross Stores, Inc. (Retail)	2,652	77,279
SanDisk Corp. * (Computers)	2,788	77,506
Sanmina - SCI Corp. * (Electronics)	10,336	53,954
Sears Holdings Corp. (Retail)	2,992	398,445
Siebel Systems, Inc. * (Software)	11,016	100,576
Sigma - Aldrich Corp. (Chemicals)	1,224	74,970
Sirius Satellite Radio, Inc. * (Media)	25,296	142,164
Smurfit - Stone Container Corp. * (Packaging & Containers)	4,624	71,533
Staples, Inc. (Retail)	6,188	194,489
Starbucks Corp. * (Retail)	10,268	530,445
Sun Microsystems, Inc. * (Computers)	27,200	109,888
Symantec Corp. * (Internet)	13,736	292,989
Synopsys, Inc. * (Computers)	2,448	44,309
Tellabs, Inc. * (Telecommunications)	4,896	35,741
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	8,432	261,392
VeriSign, Inc. * (Internet)	4,420	126,854
Veritas Software Corp. * (Software)	8,024	186,317
Whole Foods Market, Inc. (Food)	1,156	118,062
Wynn Resorts, Ltd. * (Lodging)	1,972	133,583
Xilinx, Inc. (Semiconductors)	8,568	250,443
XM Satellite Radio Holdings, Inc. - Class A * (Media)	4,012	126,378
Yahoo!, Inc. * (Internet)	12,308	417,241

TOTAL COMMON STOCKS (Cost $13,478,310)		22,959,793

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (11.9%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $3,195,217 (Collateralized by $3,263,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $3,259,507)	$3,195,000	3,195,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,195,000)		3,195,000

TOTAL INVESTMENT SECURITIES (Cost $16,673,310) - 97.4%		$26,154,793

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $4,027,050)	27	$44,528

Future Contracts Sold
		Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $ 119,280)	4	725

OTC ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Industry	Percentage of Net Assets
Advertising	0.2%
Auto Manufacturers	1.0%
Biotechnology	5.9%
Chemicals	0.3%
Commercial Services	2.0%
Computers	8.7%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Food	0.4%
Healthcare-Products	1.6%
Healthcare-Services	0.3%
Internet	7.8%
Lodging	0.5%
Media	4.2%
Packaging & Containers	0.3%
Pharmaceuticals	2.4%
Retail	6.8%
Semiconductors	12.0%
Software	14.4%
Telecommunications	13.3%
Textiles	0.6%
Transportation	0.7%
Other **	11.9%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Value ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.8%)
ACE, Ltd. (Insurance)	1,488	$61,410
ADC Telecommunications, Inc. * (Telecommunications)	4,278	8,513
Advanced Micro Devices, Inc. * (Semiconductors)	2,046	32,982
Aetna, Inc. (Healthcare - Services)	1,488	111,526
Affiliated Computer Services, Inc. - Class A * (Computers)	744	39,611
AFLAC, Inc. (Insurance)	2,604	97,025
Agilent Technologies, Inc. * (Electronics)	2,232	49,549
Air Products & Chemicals, Inc. (Chemicals)	1,302	82,403
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	372	17,804
Albertson’s, Inc. (Food)	2,046	42,250
Alcoa, Inc. (Mining)	4,650	141,313
Allegheny Energy, Inc. * (Electric)	744	15,371
Allied Waste Industries, Inc. * (Environmental Control)	1,488	10,877
Allstate Corp. (Insurance)	3,534	191,048
Alltel Corp. (Telecommunications)	1,674	91,819
Ambac Financial Group, Inc. (Insurance)	558	41,711
Amerada Hess Corp. (Oil & Gas)	372	35,790
Ameren Corp. (Electric)	1,116	54,695
American Electric Power, Inc. (Electric)	2,046	69,687
American International Group, Inc. (Insurance)	13,950	772,971
American Power Conversion Corp. (Electrical Components & Equipment)	930	24,282
AmerisourceBergen Corp. (Pharmaceuticals)	558	31,968
AmSouth Bancorp (Banks)	1,860	48,267
Anadarko Petroleum Corp. (Oil & Gas)	1,302	99,082
Andrew Corp. * (Telecommunications)	930	10,890
AON Corp. (Insurance)	1,674	38,234
Apache Corp. (Oil & Gas)	1,674	102,499
Apartment Investment and Management Co. - Class A (Real Estate Investment Trust)	558	20,758
Applera Corp. - Applied Biosystems Group (Electronics)	1,116	22,030
Applied Materials, Inc. * (Semiconductors)	8,928	145,080
Applied Micro Circuits Corp. * (Semiconductors)	1,674	5,507
Archer-Daniels-Midland Co. (Agriculture)	3,348	82,294
Archstone-Smith Trust (Real Estate Investment Trust)	1,116	38,067
Ashland, Inc. (Chemicals)	372	25,099
AT&T Corp. (Telecommunications)	4,278	80,213
AutoNation, Inc. * (Retail)	1,116	21,137
Bank of America Corp. (Banks)	21,576	951,503
Bank of New York Co., Inc. (Banks)	4,092	118,873
Bausch & Lomb, Inc. (Healthcare - Products)	372	27,268
BB&T Corp. (Banks)	2,976	116,302
Bear Stearns Cos., Inc. (Diversified Financial Services)	558	55,744
BellSouth Corp. (Telecommunications)	9,672	254,277
Bemis Co., Inc. (Packaging & Containers)	558	17,365
Big Lots, Inc. * (Retail)	558	6,707
Biogen Idec, Inc. * (Biotechnology)	1,860	64,188
BMC Software, Inc. * (Software)	1,116	16,740
Brunswick Corp. (Leisure Time)	558	26,142
Burlington Northern Santa Fe Corp. (Transportation)	2,046	110,342
Burlington Resources, Inc. (Oil & Gas)	2,046	102,443
Calpine Corp. * (Electric)	2,790	7,812
Capital One Financial Corp. (Diversified Financial Services)	1,302	97,351

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cardinal Health, Inc. (Pharmaceuticals)	2,232	124,546
Caremark Rx, Inc. * (Pharmaceuticals)	2,418	96,188
Carnival Corp. (Leisure Time)	2,790	144,550
Cendant Corp. (Commercial Services)	5,580	114,613
Centex Corp. (Home Builders)	744	42,608
CenturyTel, Inc. (Telecommunications)	744	24,433
ChevronTexaco Corp. (Oil & Gas)	11,160	650,740
Chiron Corp. * (Biotechnology)	744	26,085
Chubb Corp. (Insurance)	930	73,721
CIENA Corp. * (Telecommunications)	2,976	5,119
CIGNA Corp. (Insurance)	744	66,439
Cincinnati Financial Corp. (Insurance)	930	40,557
Cinergy Corp. (Electric)	930	37,684
Circuit City Stores, Inc. (Retail)	930	14,927
CIT Group, Inc. (Diversified Financial Services)	1,116	42,408
Citigroup, Inc. (Diversified Financial Services)	27,900	1,253,825
Citizens Communications Co. (Telecommunications)	1,860	24,068
Clear Channel Communications, Inc. (Media)	2,790	96,171
CMS Energy Corp. * (Electric)	1,116	14,553
Coca-Cola Enterprises, Inc. (Beverages)	1,860	38,167
Comcast Corp. - Special Class A * (Media)	11,718	395,834
Comerica, Inc. (Banks)	930	51,224
Compass Bancshares, Inc. (Banks)	744	33,778
Computer Sciences Corp. * (Computers)	930	42,641
Compuware Corp. * (Software)	2,046	14,731
Comverse Technology, Inc. * (Telecommunications)	1,116	28,146
ConAgra Foods, Inc. (Food)	2,790	75,386
ConocoPhillips (Oil & Gas)	3,720	401,165
Consolidated Edison, Inc. (Electric)	1,302	54,918
Constellation Energy Group, Inc. (Electric)	930	48,081
Convergys Corp. * (Commercial Services)	744	11,108
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	558	39,908
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	372	6,830
Costco Wholesale Corp. (Retail)	2,604	115,045
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,162	102,639
CSX Corp. (Transportation)	1,116	46,481
Cummins, Inc. (Machinery-Diversified)	186	13,085
CVS Corp. (Retail)	2,046	107,661
Dana Corp. (Auto Parts & Equipment)	744	9,516
Darden Restaurants, Inc. (Retail)	744	22,826
Deere & Co. (Machinery-Diversified)	1,302	87,403
Delphi Corp. (Auto Parts & Equipment)	2,976	13,332
Devon Energy Corp. (Oil & Gas)	2,604	124,341
Dillards, Inc. - Class A (Retail)	372	10,007
Dominion Resources, Inc. (Electric)	1,860	138,440
Dover Corp. (Miscellaneous Manufacturing)	1,116	42,174
DTE Energy Co. (Electric)	930	42,296
Duke Energy Corp. (Electric)	5,022	140,666
Dynegy, Inc. - Class A * (Pipelines)	1,674	6,545
E*TRADE Financial Corp. (Diversified Financial Services)	2,046	24,552
Eastman Chemical Co. (Chemicals)	372	21,948
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,488	48,434
Eaton Corp. (Miscellaneous Manufacturing)	744	48,658
Edison International (Electric)	1,674	58,121
El Paso Corp. (Pipelines)	3,348	35,422
Electronic Data Systems Corp. (Computers)	2,790	57,669
EMC Corp. * (Computers)	12,834	158,114
Engelhard Corp. (Chemicals)	558	16,757
Entergy Corp. (Electric)	1,116	78,857
EOG Resources, Inc. (Oil & Gas)	1,302	63,459

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Equity Office Properties Trust (Real Estate Investment Trust)	2,232	67,250
Equity Residential Properties Trust (Real Estate Investment Trust)	1,488	47,928
Exelon Corp. (Electric)	3,534	162,174
Fannie Mae (Diversified Financial Services)	5,208	283,576
Federated Department Stores, Inc. (Retail)	930	59,185
FedEx Corp. (Transportation)	1,674	157,273
Fifth Third Bancorp (Banks)	2,790	119,914
First Horizon National Corp. (Banks)	744	30,348
FirstEnergy Corp. (Electric)	1,674	70,224
Fiserv, Inc. * (Software)	1,116	44,417
Fisher Scientific International, Inc. * (Electronics)	558	31,761
Ford Motor Co. (Auto Manufacturers)	9,672	109,583
FPL Group, Inc. (Electric)	2,046	82,147
Franklin Resources, Inc. (Diversified Financial Services)	1,116	76,613
Freddie Mac (Diversified Financial Services)	3,720	235,104
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	2,232	38,502
Gannett Co., Inc. (Media)	1,302	102,962
General Dynamics Corp. (Aerospace/Defense)	1,116	119,467
General Mills, Inc. (Food)	1,674	82,277
General Motors Corp. (Auto Manufacturers)	2,976	87,465
Genuine Parts Co. (Distribution/Wholesale)	930	40,446
Georgia Pacific Corp. (Forest Products & Paper)	1,302	46,208
Golden West Financial Corp. (Savings & Loans)	1,488	90,024
Goldman Sachs Group, Inc. (Diversified Financial Services)	2,046	225,040
Goodrich Corp. (Aerospace/Defense)	558	21,366
Great Lakes Chemical Corp. (Chemicals)	186	5,974
Hartford Financial Services Group, Inc. (Insurance)	1,488	102,017
Hasbro, Inc. (Toys/Games/Hobbies)	930	19,019
HCA, Inc. (Healthcare - Services)	2,232	119,568
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,302	34,086
Hewlett-Packard Co. (Computers)	15,438	338,709
Hilton Hotels Corp. (Lodging)	2,046	45,728
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,464	166,105
Humana, Inc. * (Healthcare - Services)	930	29,704
Huntington Bancshares, Inc. (Banks)	1,302	31,118
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	930	74,075
International Paper Co. (Forest Products & Paper)	2,604	95,801
Interpublic Group of Cos., Inc. * (Advertising)	2,232	27,409
ITT Industries, Inc. (Miscellaneous Manufacturing)	558	50,354
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,488	77,257
J.P. Morgan Chase & Co. (Diversified Financial Services)	18,971	656,397
Jabil Circuit, Inc. * (Electronics)	930	26,524
Janus Capital Group, Inc. (Diversified Financial Services)	1,302	18,163
JDS Uniphase Corp. * (Telecommunications)	7,626	12,735
Jefferson-Pilot Corp. (Insurance)	744	36,493
Johnson Controls, Inc. (Auto Parts & Equipment)	930	51,857
Jones Apparel Group, Inc. (Apparel)	744	24,917
KB Home (Home Builders)	186	21,848
Kerr-McGee Corp. (Oil & Gas)	930	72,847
KeyCorp (Banks)	2,232	72,428
KeySpan Corp. (Gas)	930	36,242
Kinder Morgan, Inc. (Pipelines)	558	42,241
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,302	10,820
KLA -Tencor Corp. * (Semiconductors)	1,116	51,347
Kohls Corp. * (Retail)	1,674	86,429
Kroger Co. * (Food)	3,906	62,613
L-3 Communications Holdings, Inc. (Aerospace/Defense)	558	39,629
Laboratory Corp. of America Holdings *(Healthcare - Services)	744	35,861
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	930	26,858

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,488	140,110
Limited, Inc. (Retail)	2,046	49,718
Lincoln National Corp. (Insurance)	930	41,980
Liz Claiborne, Inc. (Apparel)	558	22,393
Loews Corp. (Insurance)	930	68,392
Louisiana-Pacific Corp. (Forest Products & Paper)	558	14,028
LSI Logic Corp. * (Semiconductors)	2,046	11,437
M&T Bank Corp. (Banks)	558	56,949
Manor Care, Inc. (Healthcare - Services)	372	13,526
Marathon Oil Corp. (Oil & Gas)	1,860	87,271
Marsh & McLennan Cos., Inc. (Insurance)	2,790	84,872
Marshall & Ilsley Corp. (Banks)	1,116	46,593
Masco Corp. (Building Materials)	2,418	83,832
May Department Stores Co. (Retail)	1,488	55,086
MBIA, Inc. (Insurance)	744	38,896
MBNA Corp. (Diversified Financial Services)	6,882	168,953
McDonald’s Corp. (Retail)	6,696	208,512
McKesson Corp. (Commercial Services)	1,488	56,172
MeadWestvaco Corp. (Forest Products & Paper)	1,116	35,511
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,488	73,760
Mellon Financial Corp. (Banks)	2,232	63,701
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,022	284,245
MetLife, Inc. (Insurance)	3,906	152,725
MGIC Investment Corp. (Insurance)	558	34,412
Micron Technology, Inc. * (Semiconductors)	3,348	34,618
Molex, Inc. (Electrical Components & Equipment)	930	24,515
Molson Coors Brewing Co. – Class B (Beverages)	558	43,061
Monsanto Co. (Agriculture)	1,488	95,976
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	5,952	340,752
Motorola, Inc. (Telecommunications)	13,020	194,909
Mylan Laboratories, Inc. (Pharmaceuticals)	1,488	26,367
Nabors Industries, Ltd. * (Oil & Gas)	744	44,000
National City Corp. (Banks)	3,162	105,927
National Semiconductor Corp. (Semiconductors)	1,860	38,335
National-Oilwell Varco, Inc. * (Oil & Gas Services)	930	43,431
NCR Corp. * (Computers)	930	31,378
Newmont Mining Corp. (Mining)	2,418	102,161
News Corp. - Class A (Media)	13,764	232,887
NICOR, Inc. (Gas)	186	6,899
NiSource, Inc. (Electric)	1,488	33,912
Noble Corp. (Oil & Gas)	744	41,820
Nordstrom, Inc. (Retail)	744	41,203
Norfolk Southern Corp. (Transportation)	2,046	75,804
North Fork Bancorp, Inc. (Banks)	2,418	67,075
Northern Trust Corp. (Banks)	1,116	48,479
Northrop Grumman Corp. (Aerospace/Defense)	1,860	100,403
Novell, Inc. * (Software)	2,046	12,194
Novellus Systems, Inc. * (Semiconductors)	744	19,887
Nucor Corp. (Iron/Steel)	930	53,531
NVIDIA Corp. * (Semiconductors)	930	22,097
Occidental Petroleum Corp. (Oil & Gas)	2,046	145,614
Office Depot, Inc. * (Retail)	1,674	37,129
OfficeMax, Inc. (Retail)	558	18,693
Pall Corp. (Miscellaneous Manufacturing)	744	20,177
Parker Hannifin Corp. (Miscellaneous Manufacturing)	558	33,993
Peoples Energy Corp. (Gas)	186	7,797
PerkinElmer, Inc. (Electronics)	744	15,349
Pfizer, Inc. (Pharmaceuticals)	39,804	1,045,651
PG&E Corp. (Electric)	1,860	63,426
Phelps Dodge Corp. (Mining)	558	56,765

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pinnacle West Capital Corp. (Electric)	558	23,721
Plum Creek Timber Co., Inc. (Forest Products & Paper)	930	33,201
PNC Financial Services Group (Banks)	1,488	76,602
PPG Industries, Inc. (Chemicals)	930	66,514
PPL Corp. (Electric)	930	50,211
Principal Financial Group, Inc. (Insurance)	1,674	64,432
Progress Energy, Inc. (Electric)	1,302	54,619
Progressive Corp. (Insurance)	1,116	102,404
Prologis (Real Estate Investment Trust)	930	34,503
Providian Financial Corp. * (Diversified Financial Services)	1,488	25,534
Prudential Financial, Inc. (Insurance)	2,790	160,146
Public Service Enterprise Group, Inc. (Electric)	1,302	70,816
Pulte Homes, Inc. (Home Builders)	558	41,086
R.R. Donnelley & Sons Co. (Commercial Services)	1,116	35,288
Raytheon Co. (Aerospace/Defense)	2,418	93,577
Reebok International, Ltd. (Apparel)	372	16,480
Regions Financial Corp. (Banks)	2,418	78,343
Reynolds American, Inc. (Agriculture)	558	44,969
Rohm & Haas Co. (Chemicals)	1,116	53,568
Rowan Cos., Inc. (Oil & Gas)	558	16,701
Ryder System, Inc. (Transportation)	372	15,512
Sabre Holdings Corp. (Leisure Time)	744	16,279
SAFECO Corp. (Insurance)	744	36,240
Safeway, Inc. * (Food)	2,418	44,806
Sanmina-SCI Corp. * (Electronics)	2,790	14,564
SBC Communications, Inc. (Telecommunications)	17,670	418,602
Schwab (Charles) Corp. (Diversified Financial Services)	6,138	64,510
Scientific-Atlanta, Inc. (Telecommunications)	744	20,996
Sempra Energy (Gas)	1,302	51,872
Siebel Systems, Inc. * (Software)	2,790	25,473
Snap-on, Inc. (Hand/Machine Tools)	372	11,826
Solectron Corp. * (Electronics)	5,208	18,072
Southern Co. (Electric)	3,906	124,328
Southwest Airlines Co. (Airlines)	3,906	55,621
Sovereign Bancorp, Inc. (Savings & Loans)	2,046	45,339
Sprint Corp. (FON Group) (Telecommunications)	7,812	177,723
St. Paul Cos., Inc. (Insurance)	3,534	129,804
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,116	66,994
State Street Corp. (Banks)	1,860	81,319
Sun Microsystems, Inc. * (Computers)	18,042	72,890
SunGard Data Systems, Inc. * (Computers)	1,488	51,336
Sunoco, Inc. (Oil & Gas)	372	38,509
SunTrust Banks, Inc. (Banks)	1,860	134,050
SuperValu, Inc. (Food)	744	24,812
Synovus Financial Corp. (Banks)	1,674	46,638
TECO Energy, Inc. (Electric)	1,116	17,499
Tektronix, Inc. (Electronics)	558	13,688
Tellabs, Inc. * (Telecommunications)	2,418	17,651
Temple-Inland, Inc. (Forest Products & Paper)	372	26,989
Tenet Healthcare Corp. * (Healthcare - Services)	2,418	27,880
Teradyne, Inc. * (Semiconductors)	1,116	16,294
Texas Instruments, Inc. (Semiconductors)	9,114	232,316
Textron, Inc. (Miscellaneous Manufacturing)	744	55,517
Thermo Electron Corp. * (Electronics)	930	23,520
Tiffany & Co. (Retail)	744	25,683
Time Warner, Inc. * (Media)	24,552	430,888
Torchmark Corp. (Insurance)	558	29,128
Toys R Us, Inc. * (Retail)	1,116	28,748
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,674	86,144
Tribune Co. (Media)	1,674	66,742

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Tyco International, Ltd. (Miscellaneous Manufacturing)	10,788	364,635
U.S. Bancorp (Banks)	9,858	284,108
Union Pacific Corp. (Transportation)	1,302	90,749
Unisys Corp. * (Computers)	1,860	13,132
United States Steel Corp. (Iron/Steel)	558	28,374
Univision Communications, Inc. - Class A * (Media)	1,488	41,203
Unocal Corp. (Oil & Gas)	1,488	91,795
UnumProvident Corp. (Insurance)	1,674	28,491
Valero Energy Corp. (Oil & Gas)	1,302	95,398
Veritas Software Corp. * (Software)	2,232	51,827
Verizon Communications, Inc. (Telecommunications)	14,694	521,638
V. F. Corp. (Apparel)	558	32,999
Viacom, Inc. - Class B (Media)	9,114	317,441
Visteon Corp. (Auto Parts & Equipment)	744	4,248
Vulcan Materials Co. (Building Materials)	558	31,711
W.W. Grainger, Inc. (Distribution/Wholesale)	372	23,164
Wachovia Corp. (Banks)	8,370	426,117
Walt Disney Co. (Media)	10,974	315,283
Washington Mutual, Inc. (Savings & Loans)	4,650	183,675
Waste Management, Inc. (Environmental Control)	2,976	85,858
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	558	17,147
WellPoint, Inc. * (Healthcare - Services)	1,674	209,836
Wells Fargo & Co. (Banks)	9,114	545,017
Wendy’s International, Inc. (Retail)	558	21,784
Weyerhaeuser Co. (Forest Products & Paper)	1,302	89,187
Whirlpool Corp. (Home Furnishings)	372	25,196
Williams Cos., Inc. (Pipelines)	2,976	55,978
Xcel Energy, Inc. (Electric)	2,046	35,150
Xerox Corp. * (Office/Business Equipment)	5,022	76,083
XL Capital, Ltd. - Class A (Insurance)	744	53,843
Zions Bancorp (Banks)	558	38,513

TOTAL COMMON STOCKS (Cost $24,070,275)		28,989,232

	Principal Amount
Repurchase Agreements (1.2%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $350,024 (Collateralized by $358,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $357,617)	$350,000	350,000

TOTAL REPURCHASE AGREEMENTS (Cost $350,000)		350,000

TOTAL INVESTMENT SECURITIES (Cost $24,420,275) - 101.0%		$29,339,232

Percentages indicated are based on net assets as of March 31, 2005.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $118,275)	2	$(3,125)

Securities Sold Short (NM)

	Shares	Value
Sears Holdings Corp. (Retail)	75	$9,988

TOTAL SECURITIES SOLD SHORT (Proceeds $9,763)		9,988

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.1%
Aerospace/Defense	1.3%
Agriculture	0.8%
Airlines	0.2%
Apparel	0.3%
Auto Manufacturers	0.7%
Auto Parts & Equipment	0.3%
Banks	12.7%
Beverages	0.3%
Biotechnology	0.3%
Building Materials	0.4%
Chemicals	0.9%
Commercial Services	0.7%
Computers	2.8%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	14.1%
Electric	5.3%
Electrical Components & Equipment	0.2%
Electronics	0.7%
Environmental Control	0.3%
Food	1.1%
Forest Products & Paper	1.2%
Gas	0.4%
Hand/Machine Tools	NM
Healthcare-Products	0.1%
Healthcare-Services	2.0%
Home Builders	0.4%
Home Furnishings	0.1%
Insurance	8.8%
Iron/Steel	0.3%
Leisure Time	0.6%
Lodging	0.4%
Machinery-Diversified	0.3%
Media	6.9%
Mining	1.0%
Miscellaneous Manufacturing	3.3%
Office/Business Equipment	0.3%
Oil & Gas	7.9%
Oil & Gas Services	0.1%
Packaging & Containers	0.1%
Pharmaceuticals	4.9%
Pipelines	0.5%
Real Estate Investment Trust	0.7%
Retail	3.5%
Savings & Loans	1.1%
Semiconductors	2.2%
Software	0.6%
Telecommunications	6.5%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Other**	1.2%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Growth ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (97.5%)
3M Co. (Miscellaneous Manufacturing)	855	$73,265
Abbott Laboratories (Pharmaceuticals)	1,755	81,818
Adobe Systems, Inc. (Software)	270	18,136
AES Corp. * (Electric)	720	11,794
Allegheny Technologies, Inc. (Iron/Steel)	90	2,170
Allergan, Inc. (Pharmaceuticals)	135	9,378
Altera Corp. * (Semiconductors)	405	8,011
Altria Group, Inc. (Agriculture)	2,340	153,013
American Express Co. (Diversified Financial Services)	1,350	69,350
American Standard Cos. (Building Materials)	225	10,458
Amgen, Inc. * (Biotechnology)	1,440	83,822
Analog Devices, Inc. (Semiconductors)	405	14,637
Anheuser-Busch Cos., Inc. (Beverages)	900	42,651
Apollo Group, Inc. - Class A * (Commercial Services)	180	13,331
Apple Computer, Inc. * (Computers)	945	39,378
Autodesk, Inc. (Software)	270	8,035
Automatic Data Processing, Inc. (Software)	675	30,341
AutoZone, Inc. * (Retail)	90	7,713
Avaya, Inc. * (Telecommunications)	540	6,307
Avery Dennison Corp. (Household Products/Wares)	135	8,361
Avon Products, Inc. (Cosmetics/Personal Care)	540	23,188
Baker Hughes, Inc. (Oil & Gas Services)	405	18,018
Ball Corp. (Packaging & Containers)	135	5,599
Bard (C.R.), Inc. (Healthcare-Products)	135	9,191
Baxter International, Inc. (Healthcare-Products)	720	24,466
Becton, Dickinson & Co. (Healthcare-Products)	270	15,773
Bed Bath & Beyond, Inc. * (Retail)	360	13,154
Best Buy Co., Inc. (Retail)	360	19,444
Biomet, Inc. (Healthcare-Products)	270	9,801
BJ Services Co. (Oil & Gas Services)	180	9,338
Black & Decker Corp. (Hand/Machine Tools)	90	7,109
Boeing Co. (Aerospace/Defense)	945	55,245
Boston Scientific Corp. * (Healthcare-Products)	855	25,043
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,205	56,139
Broadcom Corp. - Class A * (Semiconductors)	315	9,425
Brown-Forman Corp. (Beverages)	90	4,928
Campbell Soup Co. (Food)	360	10,447
Caterpillar, Inc. (Machinery-Construction & Mining)	405	37,033
CenterPoint Energy, Inc. (Electric)	315	3,789
Cintas Corp. (Textiles)	180	7,436
Cisco Systems, Inc. * (Telecommunications)	7,335	131,224
Citrix Systems, Inc. * (Software)	180	4,288
Clorox Co. (Household Products/Wares)	180	11,338
Coach, Inc. * (Apparel)	225	12,742
Coca-Cola Co. (Beverages)	2,565	106,883
Colgate-Palmolive Co. (Cosmetics/Personal Care)	585	30,519
Computer Associates International, Inc. (Software)	585	15,854
Corning, Inc. * (Telecommunications)	1,575	17,530
Danaher Corp. (Miscellaneous Manufacturing)	315	16,824
Dell, Inc. * (Computers)	2,790	107,192
Delta Air Lines, Inc. * (Airlines)	180	729
Dollar General Corp. (Retail)	360	7,888

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Dow Chemical Co. (Chemicals)	1,080	53,837
Dow Jones & Co., Inc. (Media)	90	3,363
Du Pont (Chemicals)	1,125	57,644
eBay, Inc. * (Internet)	1,350	50,301
Ecolab, Inc. (Chemicals)	270	8,924
Electronic Arts, Inc. * (Software)	360	18,641
Eli Lilly & Co. (Pharmaceuticals)	1,305	67,991
Emerson Electric Co. (Electrical Components & Equipment)	495	32,140
Equifax, Inc. (Commercial Services)	135	4,143
Express Scripts, Inc. - Class A * (Pharmaceuticals)	90	7,847
Exxon Mobil Corp. (Oil & Gas)	7,245	431,802
Family Dollar Stores, Inc. (Retail)	180	5,465
Federated Investors, Inc. - Class B (Diversified Financial Services)	90	2,548
First Data Corp. (Software)	900	35,379
Fluor Corp. (Engineering & Construction)	90	4,989
Forest Laboratories, Inc. * (Pharmaceuticals)	405	14,965
Fortune Brands, Inc. (Household Products/Wares)	180	14,513
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	180	7,130
Gap, Inc. (Retail)	855	18,673
Gateway, Inc. * (Computers)	360	1,451
General Electric Co. (Miscellaneous Manufacturing)	12,015	433,262
Genzyme Corp. - General Division * (Biotechnology)	270	15,455
Gilead Sciences, Inc. * (Pharmaceuticals)	495	17,721
Gillette Co. (Cosmetics/Personal Care)	1,125	56,790
Guidant Corp. (Healthcare - Products)	360	26,604
H & R Block, Inc. (Commercial Services)	180	9,104
Halliburton Co. (Oil & Gas Services)	585	25,301
Harley-Davidson, Inc. (Leisure Time)	315	18,194
Harrah’s Entertainment, Inc. (Lodging)	135	8,718
Heinz (H.J.) Co. (Food)	405	14,920
Hercules, Inc. * (Chemicals)	135	1,955
Hershey Foods Corp. (Food)	270	16,324
Home Depot, Inc. (Retail)	2,475	94,644
Hospira, Inc. * (Pharmaceuticals)	180	5,809
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	315	28,202
IMS Health, Inc. (Software)	270	6,585
Intel Corp. (Semiconductors)	7,065	164,119
International Business Machines Corp. (Computers)	1,845	168,596
International Flavors & Fragrances, Inc. (Chemicals)	90	3,555
International Game Technology (Entertainment)	405	10,797
Intuit, Inc. * (Software)	225	9,848
Johnson & Johnson (Healthcare-Products)	3,375	226,665
Kellogg Co. (Food)	405	17,524
Kimberly-Clark Corp. (Household Products/Wares)	540	35,494
Knight-Ridder, Inc. (Media)	90	6,053
Lexmark International Group, Inc. * (Computers)	135	10,796
Linear Technology Corp. (Semiconductors)	360	13,792
Lockheed Martin Corp. (Aerospace/Defense)	450	27,477
Lowe’s Cos., Inc. (Retail)	855	48,812
Lucent Technologies, Inc. * (Telecommunications)	4,995	13,736
Marriott International, Inc. - Class A (Lodging)	225	15,044
Mattel, Inc. (Toys/Games/Hobbies)	450	9,608
Maxim Integrated Products, Inc. (Semiconductors)	360	14,713
Maytag Corp. (Home Furnishings)	90	1,257
McCormick & Co., Inc. (Food)	135	4,648
McGraw-Hill Cos., Inc. (Media)	225	19,631
MedImmune, Inc. * (Biotechnology)	270	6,429
Medtronic, Inc. (Healthcare-Products)	1,350	68,783
Merck & Co., Inc. (Pharmaceuticals)	2,520	81,572
Mercury Interactive Corp. * (Software)	90	4,264

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Meredith Corp. (Media)	45	2,104
Microsoft Corp. (Software)	11,475	277,351
Millipore Corp. * (Biotechnology)	45	1,953
Monster Worldwide, Inc. * (Internet)	135	3,787
Moody’s Corp. (Commercial Services)	135	10,916
Navistar International Corp. * (Auto Manufacturers)	90	3,276
Network Appliance, Inc. * (Computers)	405	11,202
New York Times Co. - Class A (Media)	180	6,584
Newell Rubbermaid, Inc. (Housewares)	315	6,911
Nextel Communications, Inc. - Class A * (Telecommunications)	1,260	35,809
NIKE, Inc. - Class B (Apparel)	270	22,493
Omnicom Group, Inc. (Advertising)	225	19,917
Oracle Corp. * (Software)	5,085	63,461
PACCAR, Inc. (Auto Manufacturers)	180	13,030
Pactiv Corp. * (Packaging & Containers)	180	4,203
Parametric Technology Corp. * (Software)	315	1,761
Paychex, Inc. (Commercial Services)	405	13,292
PepsiCo, Inc. (Beverages)	1,890	100,227
Pitney Bowes, Inc. (Office/Business Equipment)	270	12,182
PMC-Sierra, Inc. * (Semiconductors)	225	1,980
Praxair, Inc. (Chemicals)	360	17,230
Procter & Gamble Co. (Cosmetics/Personal Care)	2,835	150,255
QLogic Corp. * (Semiconductors)	90	3,645
Qualcomm, Inc. (Telecommunications)	1,845	67,619
Quest Diagnostics, Inc. (Healthcare-Services)	90	9,462
Qwest Communications International, Inc. * (Telecommunications)	1,890	6,993
RadioShack Corp. (Retail)	180	4,410
Robert Half International, Inc. (Commercial Services)	180	4,853
Rockwell Collins, Inc. (Aerospace/Defense)	180	8,566
Rockwell International Corp. (Machinery-Diversified)	180	10,195
Sara Lee Corp. (Food)	900	19,944
Schering-Plough Corp. (Pharmaceuticals)	1,665	30,220
Schlumberger, Ltd. (Oil & Gas Services)	675	47,575
Sealed Air Corp. * (Packaging & Containers)	90	4,675
Sherwin-Williams Co. (Chemicals)	135	5,939
Sigma-Aldrich Corp. (Chemicals)	90	5,513
Simon Property Group, Inc. (Real Estate Investment Trust)	270	16,357
SLM Corp. (Diversified Financial Services)	495	24,671
St. Jude Medical, Inc. * (Healthcare-Products)	405	14,580
Stanley Works (Hand/Machine Tools)	90	4,074
Staples, Inc. (Retail)	540	16,972
Starbucks Corp. * (Retail)	450	23,247
Stryker Corp. (Healthcare-Products)	405	18,067
Symantec Corp. * (Internet)	810	17,277
Symbol Technologies, Inc. (Electronics)	270	3,912
Sysco Corp. (Food)	720	25,777
T. Rowe Price Group, Inc. (Diversified Financial Services)	135	8,016
Target Corp. (Retail)	1,035	51,771
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	180	2,403
The Pepsi Bottling Group, Inc. (Beverages)	225	6,266
TJX Cos., Inc. (Retail)	540	13,300
TXU Corp. (Electric)	270	21,500
United Parcel Service, Inc. - Class B (Transportation)	1,260	91,652
United Technologies Corp. (Aerospace/Defense)	585	59,471
UnitedHealth Group, Inc. (Healthcare-Services)	720	68,673
UST, Inc. (Agriculture)	180	9,306
Wal-Mart Stores, Inc. (Retail)	3,825	191,672
Walgreen Co. (Retail)	1,170	51,971
Waters Corp. * (Electronics)	135	4,832

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Wrigley (Wm.) Jr. Co. (Food)	225	14,753
Wyeth (Pharmaceuticals)	1,530	64,535
Xilinx, Inc. (Semiconductors)	405	11,838
XTO Energy, Inc. (Oil & Gas)	405	13,300
Yahoo!, Inc. * (Internet)	1,485	50,342
YUM! Brands, Inc. (Retail)	315	16,320
Zimmer Holdings, Inc. * (Healthcare-Products)	270	21,009

TOTAL COMMON STOCKS (Cost $4,889,357)		6,071,490

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $16,001 (Collateralized by $17,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $16,982)	$16,000	16,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000

TOTAL INVESTMENT SECURITIES (Cost $4,905,357) - 97.8%		$6,087,490

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $118,275)	2	$(3,125)

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.3%
Aerospace/Defense	2.4%
Agriculture	2.6%
Airlines	NM
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	NM
Beverages	4.2%
Biotechnology	1.7%
Building Materials	0.2%
Chemicals	2.5%
Commercial Services	0.9%
Computers	5.4%
Cosmetics/Personal Care	4.2%
Diversified Financial Services	1.7%
Electric	0.6%
Electrical Components & Equipment	0.5%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	2.0%
Hand/Machine Tools	0.2%
Healthcare-Products	7.4%
Healthcare-Services	1.3%
Home Furnishings	NM
Household Products/Wares	1.1%
Housewares	0.1%
Internet	2.0%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	0.2%
Media	0.6%
Mining	0.1%
Miscellaneous Manufacturing	8.9%
Office/Business Equipment	0.2%
Oil & Gas	7.1%
Oil & Gas Services	1.6%
Packaging & Containers	0.2%
Pharmaceuticals	7.0%
Real Estate Investment Trust	0.3%
Retail	9.3%
Semiconductors	3.9%
Software	7.9%
Telecommunications	4.5%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.5%
Other**	0.3%

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Value ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (100.6%)
3Com Corp. * (Telecommunications)	39,936	$142,172
99 Cents Only Stores * (Retail)	6,240	82,181
Activision, Inc. * (Software)	19,968	295,526
Adesa, Inc. (Commercial Services)	9,568	223,508
AGCO Corp. * (Machinery-Diversified)	9,568	174,616
AGL Resources, Inc. (Gas)	7,904	276,087
Alaska Air Group, Inc. * (Airlines)	2,912	85,729
Albemarle Corp. (Chemicals)	4,992	181,509
Alexander & Baldwin, Inc. (Transportation)	4,576	188,531
Alliant Energy Corp. (Electric)	12,064	323,074
Allmerica Financial Corp. * (Insurance)	5,408	194,418
AMB Property Corp. (Real Estate Investment Trust)	8,736	330,221
American Financial Group, Inc. (Insurance)	6,240	192,192
American Greetings Corp. - Class A (Household Products/Wares)	7,072	180,195
AmeriCredit Corp. * (Diversified Financial Services)	15,808	370,540
Amerus Group Co. (Insurance)	4,160	196,560
AnnTaylor Stores Corp. * (Retail)	7,488	191,618
Aquila, Inc. * (Electric)	25,376	97,190
Arrow Electronics, Inc. * (Electronics)	12,064	305,822
ArvinMeritor, Inc. (Auto Parts & Equipment)	7,488	115,839
Ascential Software Corp. * (Software)	6,240	115,627
Astoria Financial Corp. (Savings & Loans)	10,816	273,645
Atmel Corp. * (Semiconductors)	47,008	138,674
Avnet, Inc. * (Electronics)	12,480	229,882
Bandag, Inc. (Auto Parts & Equipment)	1,664	78,175
Banta Corp. (Commercial Services)	2,496	106,829
Barnes & Noble, Inc. * (Retail)	6,656	229,565
Belo Corp. - Class A (Media)	11,232	271,140
BJ’s Wholesale Club, Inc. * (Retail)	7,488	232,577
Black Hills Corp. (Electric)	3,328	110,057
Bob Evans Farms, Inc. (Retail)	3,744	87,797
Borders Group, Inc. (Retail)	7,904	210,404
BorgWarner, Inc. (Auto Parts & Equipment)	5,824	283,512
Bowater, Inc. (Forest Products & Paper)	5,824	219,390
Cabot Corp. (Chemicals)	6,656	222,510
Cadence Design Systems, Inc. * (Computers)	28,288	422,906
Caesars Entertainment, Inc. * (Lodging)	32,864	650,379
Callaway Golf Co. (Leisure Time)	7,488	95,846
CBRL Group, Inc. (Retail)	4,992	206,170
Ceridian Corp. * (Computers)	15,808	269,526
CheckFree Corp. * (Internet)	8,736	356,079
City National Corp. (Banks)	4,576	319,496
Colonial BancGroup, Inc. (Banks)	15,392	315,844
Commscope, Inc. * (Telecommunications)	5,408	80,904
Community Health Systems, Inc. * (Healthcare-Services)	7,072	246,884
Constellation Brands, Inc. * (Beverages)	10,816	571,842
Cooper Cameron Corp. * (Oil & Gas Services)	5,824	333,191
Credence Systems Corp. * (Semiconductors)	9,568	75,683
Cypress Semiconductor Corp. * (Semiconductors)	13,312	167,731
Cytec Industries, Inc. (Chemicals)	4,992	270,816
D.R. Horton, Inc. (Home Builders)	30,784	900,123

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Dean Foods Co. * (Food)	15,808	542,215
DeVry, Inc. * (Commercial Services)	6,656	125,932
Duquesne Light Holdings, Inc. (Electric)	7,904	141,640
Edwards (A.G.), Inc. (Diversified Financial Services)	7,904	354,099
Emmis Communications Corp. * (Media)	5,408	103,942
Energy East Corp. (Electric)	15,392	403,578
Ensco International, Inc. (Oil & Gas)	15,808	595,329
Entercom Communications Corp. * (Media)	4,576	162,540
Everest Re Group, Ltd. (Insurance)	5,824	495,681
Fair Isaac Corp. (Software)	7,072	243,560
Fairchild Semiconductor International, Inc. * (Semiconductors)	12,480	191,318
Federal Signal Corp. (Miscellaneous Manufacturing)	4,992	75,729
Ferro Corp. (Chemicals)	4,576	86,120
Fidelity National Financial, Inc. (Insurance)	18,304	602,935
First American Financial Corp. (Insurance)	8,736	287,764
FirstMerit Corp. (Banks)	8,736	233,775
Flowserve Corp. * (Machinery-Diversified)	5,824	150,667
FMC Corp. * (Chemicals)	3,744	200,117
Foot Locker, Inc. (Retail)	16,224	475,364
Forest Oil Corp. * (Oil & Gas)	5,824	235,872
Furniture Brands International, Inc. (Home Furnishings)	5,408	117,948
GATX Corp. (Trucking & Leasing)	4,992	165,684
Glatfelter (Forest Products & Paper)	3,744	55,224
Granite Construction, Inc. (Engineering & Construction)	3,744	98,355
Great Plains Energy, Inc. (Electric)	7,904	241,704
Greater Bay Bancorp (Banks)	5,408	132,009
Hanover Compressor Co. * (Oil & Gas Services)	8,320	100,422
Hawaiian Electric Industries, Inc. (Electric)	8,320	212,326
HCC Insurance Holdings, Inc. (Insurance)	7,072	255,724
Health Net, Inc. * (Healthcare-Services)	11,648	381,006
Helmerich & Payne, Inc. (Oil & Gas)	5,408	214,644
Hibernia Corp. (Banks)	16,224	519,331
Highwoods Properties, Inc. (Real Estate Investment Trust)	5,824	156,200
Horace Mann Educators Corp. (Insurance)	4,576	81,178
Hospitality Properties Trust (Real Estate Investment Trust)	6,656	268,769
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	4,992	254,592
IDACORP, Inc. (Electric)	4,576	129,821
Imation Corp. (Computers)	3,744	130,104
Independence Community Bank Corp. (Savings & Loans)	8,320	324,480
IndyMac Bancorp, Inc. (Diversified Financial Services)	6,656	226,304
Integrated Device Technology, Inc. * (Semiconductors)	11,232	135,121
International Rectifier Corp. * (Semiconductors)	7,072	321,775
Intersil Corp. - Class A (Semiconductors)	15,808	273,795
Invitrogen Corp. * (Biotechnology)	5,408	374,234
Jacobs Engineering Group, Inc. * (Engineering & Construction)	5,824	302,382
Jefferies Group, Inc. (Diversified Financial Services)	5,408	203,773
JM Smucker Co. (Food)	6,240	313,872
Keane, Inc. * (Software)	5,824	75,887
Kelly Services, Inc. - Class A (Commercial Services)	2,912	83,836
KEMET Corp. * (Electronics)	9,152	70,928
Kennametal, Inc. (Hand/Machine Tools)	3,744	177,803
Krispy Kreme Doughnuts, Inc. * (Retail)	6,656	50,785
LaBranche & Co., Inc. * (Diversified Financial Services)	5,824	54,163
Lattice Semiconductor Corp. * (Semiconductors)	12,064	64,784
Laureate Education, Inc. * (Commercial Services)	4,992	213,608
Lear Corp. (Auto Parts & Equipment)	7,072	313,715
Lee Enterprises, Inc. (Media)	4,576	198,598
Lennar Corp. - Class A (Home Builders)	14,976	848,840
Leucadia National Corp. (Holding Companies-Diversified)	9,984	342,950

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Liberty Property Trust (Real Estate Investment Trust)	9,152	357,386
Longview Fibre Co. (Forest Products & Paper)	5,408	101,454
LTX Corp. * (Semiconductors)	6,240	27,706
Lubrizol Corp. (Chemicals)	7,072	287,407
Mack-Cali Realty Corp. (Real Estate Investment Trust)	5,824	246,646
Manpower, Inc. (Commercial Services)	9,568	416,400
Martin Marietta Materials (Building Materials)	4,992	279,152
McDATA Corp. - Class A * (Computers)	12,480	47,050
MDU Resources Group, Inc. (Electric)	12,480	344,698
Media General, Inc. - Class A (Media)	2,496	154,378
Mentor Graphics Corp. * (Computers)	7,904	108,285
Mercantile Bankshares Corp. (Banks)	8,320	423,155
Millennium Pharmaceuticals, Inc. * (Biotechnology)	32,032	269,709
Minerals Technologies, Inc. (Chemicals)	2,080	136,822
Modine Manufacturing Co. (Auto Parts & Equipment)	3,328	97,610
Mohawk Industries, Inc. * (Textiles)	6,240	526,032
MPS Group, Inc. * (Commercial Services)	10,816	113,676
National Fuel Gas Co. (Pipelines)	8,320	237,869
Neiman Marcus Group, Inc. - Class A (Retail)	4,992	456,818
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	10,816	271,590
New York Community Bancorp (Savings & Loans)	25,792	468,382
Newfield Exploration Co. * (Oil & Gas)	6,656	494,275
Newport Corp. * (Telecommunications)	4,576	66,306
Northeast Utilities System (Electric)	13,312	256,522
NSTAR (Electric)	5,408	293,654
OGE Energy Corp. (Electric)	9,568	257,858
Ohio Casualty Corp. * (Insurance)	6,656	152,955
Old Republic International Corp. (Insurance)	19,136	445,677
Omnicare, Inc. (Pharmaceuticals)	10,816	383,427
ONEOK, Inc. (Gas)	10,816	333,349
Overseas Shipholding Group, Inc. (Transportation)	3,744	235,535
PacifiCare Health Systems, Inc. * (Healthcare-Services)	9,152	520,931
Payless ShoeSource, Inc. * (Retail)	7,072	111,667
Pepco Holdings, Inc. (Electric)	19,552	410,396
PepsiAmericas, Inc. (Beverages)	11,232	254,517
Perrigo Co. (Pharmaceuticals)	9,152	175,261
Pier 1 Imports, Inc. (Retail)	9,152	166,841
Pioneer Natural Resources Co. (Oil & Gas)	15,392	657,546
Plexus Corp. * (Electronics)	4,576	52,670
PMI Group, Inc. (Insurance)	9,984	379,492
PNM Resources, Inc. (Electric)	6,656	177,582
Pogo Producing Co. (Oil & Gas)	6,656	327,741
Polycom, Inc. * (Telecommunications)	10,400	176,280
Potlatch Corp. (Forest Products & Paper)	2,912	137,068
Powerwave Technologies, Inc. * (Telecommunications)	10,400	80,496
Pride International, Inc. * (Oil & Gas)	13,312	330,670
Protective Life Corp. (Insurance)	7,488	294,278
Puget Energy, Inc. (Electric)	10,400	229,216
Quanta Services, Inc. * (Commercial Services)	10,400	79,352
Radian Group, Inc. (Insurance)	9,152	436,916
Raymond James Financial Corp. (Diversified Financial Services)	7,072	214,282
Rent-A-Center, Inc. * (Commercial Services)	7,488	204,497
Republic Services, Inc. (Environmental Control)	14,976	501,396
RF Micro Devices, Inc. * (Telecommunications)	19,552	102,061
RPM, Inc. (Chemicals)	12,480	228,134
Ruddick Corp. (Food)	4,576	105,934
Saks, Inc. (Retail)	14,560	262,808
SanDisk Corp. * (Computers)	17,056	474,156

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
SCANA Corp. (Electric)	11,648	445,188
Scholastic Corp. * (Media)	3,744	138,116
Sensient Technologies Corp. (Chemicals)	4,992	107,628
Sequa Corp. - Class A * (Aerospace/Defense)	832	43,139
Sierra Pacific Resources * (Electric)	12,480	134,160
Smithfield Foods, Inc. * (Food)	10,400	328,120
Sonoco Products Co. (Packaging & Containers)	10,400	300,040
SPX Corp. (Miscellaneous Manufacturing)	7,904	342,084
StanCorp Financial Group, Inc. (Insurance)	2,912	246,879
Steel Dynamics, Inc. (Iron/Steel)	4,992	171,974
STERIS Corp. * (Healthcare-Products)	7,072	178,568
Storage Technology Corp. * (Computers)	11,232	345,946
Swift Transportation Co., Inc. * (Transportation)	6,656	147,364
Sybase, Inc. * (Software)	9,984	184,305
Synopsys, Inc. * (Computers)	15,392	278,595
Tech Data Corp. * (Distribution/Wholesale)	6,240	231,254
Tecumseh Products Co. (Machinery-Diversified)	2,080	82,389
Teleflex, Inc. (Miscellaneous Manufacturing)	4,160	212,909
Telephone & Data Systems, Inc. (Telecommunications)	5,824	475,239
The Ryland Group, Inc. (Home Builders)	4,992	309,604
The Scotts Co. - Class A * (Household Products/Wares)	2,912	204,509
Thomas & Betts Corp. * (Electronics)	6,240	201,552
Tidewater, Inc. (Oil & Gas Services)	6,240	242,486
Toll Brothers, Inc. * (Home Builders)	6,656	524,826
Triad Hospitals, Inc. * (Healthcare-Services)	8,320	416,832
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,576	128,906
TriQuint Semiconductor, Inc. * (Semiconductors)	14,560	49,213
Tyson Foods, Inc. - Class A (Food)	32,032	534,294
United Rentals, Inc. * (Commercial Services)	7,488	151,332
Unitrin, Inc. (Insurance)	6,240	283,296
Universal Corp. (Agriculture)	2,496	114,242
Universal Health Services, Inc. - Class B (Healthcare-Services)	6,240	326,976
UTStarcom, Inc. * (Telecommunications)	10,816	118,435
Valspar Corp. (Chemicals)	5,408	251,688
Varian, Inc. * (Electronics)	3,744	141,860
Vectren Corp. (Gas)	7,904	210,563
Vishay Intertechnology, Inc. * (Electronics)	17,472	217,177
W.R. Berkley Corp. (Insurance)	8,320	412,672
Washington Federal, Inc. (Savings & Loans)	9,151	213,310
Weatherford International, Ltd. * (Oil & Gas Services)	14,560	843,607
Webster Financial Corp. (Banks)	5,824	264,468
Werner Enterprises, Inc. (Transportation)	6,656	129,326
Westar Energy, Inc. (Electric)	9,152	198,049
WGL Holdings, Inc. (Gas)	4,992	154,552
Wisconsin Energy Corp. (Electric)	12,480	443,041
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,152	176,451
WPS Resources Corp. (Electric)	4,160	220,147
Yellow Roadway Corp. * (Transportation)	4,992	292,232
York International Corp. (Building Materials)	4,160	162,989

TOTAL COMMON STOCKS (Cost $45,571,656)		54,152,086

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $182,012 (Collateralized by $186,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $185,801)	$182,000	182,000

TOTAL REPURCHASE AGREEMENTS (Cost $182,000)		182,000

TOTAL INVESTMENT SECURITIES (Cost $45,753,656) - 100.9%		$54,334,086

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $132,040)	2	$(2,565)

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Aerospace/Defense	0.1%
Agriculture	0.2%
Airlines	0.2%
Auto Parts & Equipment	1.7%
Banks	4.1%
Beverages	1.5%
Biotechnology	1.2%
Building Materials	0.8%
Chemicals	3.7%
Commercial Services	3.2%
Computers	3.9%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.6%
Electric	9.5%
Electronics	2.3%
Engineering & Construction	0.7%
Environmental Control	0.9%
Food	3.4%
Forest Products & Paper	1.0%
Gas	1.8%
Hand/Machine Tools	0.3%
Healthcare-Products	0.3%
Healthcare-Services	3.5%
Holding Companies-Diversified	0.6%
Home Builders	5.3%
Home Furnishings	0.2%
Household Products/Wares	0.7%
Insurance	9.3%
Internet	0.7%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	1.2%
Machinery-Diversified	0.8%
Media	1.9%
Metal Fabricate/Hardware	0.3%
Miscellaneous Manufacturing	1.4%
Oil & Gas	5.3%
Oil & Gas Services	2.8%
Packaging & Containers	0.6%
Pharmaceuticals	1.0%
Pipelines	0.4%
Real Estate Investment Trust	3.0%
Retail	5.1%
Savings & Loans	2.4%
Semiconductors	2.7%
Software	1.7%
Telecommunications	2.3%
Textiles	1.0%
Transportation	1.8%
Trucking & Leasing	0.3%
Other**	0.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Growth ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.8%)
Abercrombie & Fitch Co. - Class A (Retail)	5,004	$286,428
Acxiom Corp. (Software)	5,004	104,734
ADTRAN, Inc. (Telecommunications)	4,170	73,559
Advance Auto Parts, Inc. * (Retail)	4,448	224,402
Advent Software, Inc. * (Software)	1,668	30,324
Aeropostale, Inc. * (Retail)	3,336	109,254
Airgas, Inc. (Chemicals)	4,170	99,621
AirTran Holdings, Inc. * (Airlines)	5,004	45,286
Alliance Data Systems Corp. * (Commercial Services)	3,892	157,237
Alliant Techsystems, Inc. * (Aerospace/Defense)	2,224	158,904
American Eagle Outfitters, Inc. (Retail)	7,784	230,017
Ametek, Inc. (Electrical Components & Equipment)	4,170	167,843
Amphenol Corp. - Class A (Electronics)	5,282	195,646
Applebee’s International, Inc. (Retail)	4,726	130,249
Apria Healthcare Group, Inc. * (Healthcare - Services)	2,780	89,238
Aqua America, Inc. (Water)	5,560	135,386
Arch Coal, Inc. (Coal)	3,614	155,438
Arthur J. Gallagher & Co. (Insurance)	5,560	160,128
Associated Banc-Corp. (Banks)	7,506	234,413
Avocent Corp. * (Internet)	3,058	78,468
Bank of Hawaii Corp. (Banks)	3,058	138,405
Barr Laboratories, Inc. * (Pharmaceuticals)	5,560	271,495
Beckman Coulter, Inc. (Healthcare - Products)	3,614	240,150
Blyth, Inc. (Household Products/Wares)	1,946	61,961
Boyd Gaming Corp. (Lodging)	3,892	202,968
Brink’s Co. (Miscellaneous Manufacturing)	3,336	115,426
Brinker International, Inc. * (Retail)	5,282	191,314
Brown & Brown, Inc. (Insurance)	3,614	166,569
C.H. Robinson Worldwide, Inc. (Transportation)	5,004	257,856
Cabot Microelectronics Corp. * (Chemicals)	1,390	43,618
Career Education Corp. * (Commercial Services)	6,116	209,534
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,946	135,772
Carmax, Inc. * (Retail)	6,116	192,654
Catalina Marketing Corp. (Advertising)	2,780	72,002
CDW Corp. (Distribution/Wholesale)	4,448	252,112
Cephalon, Inc. * (Pharmaceuticals)	3,336	156,225
Certegy, Inc. (Software)	3,614	125,117
Charles River Laboratories International, Inc. * (Biotechnology)	3,892	183,080
Cheesecake Factory, Inc. * (Retail)	4,726	167,537
Chico’s FAS, Inc. * (Retail)	10,564	298,538
Choicepoint, Inc. * (Commercial Services)	5,282	211,861
Church & Dwight, Inc. (Household Products/Wares)	3,614	128,188
Cincinnati Bell, Inc. * (Telecommunications)	14,456	61,438
Claire’s Stores, Inc. (Retail)	5,838	134,508
CNF, Inc. (Transportation)	3,058	143,084
Cognizant Technology Solutions Corp. * (Computers)	7,784	359,620
Commerce Bancorp, Inc. (Banks)	9,452	306,907
Copart, Inc. * (Retail)	4,726	111,345
Corinthian Colleges, Inc. * (Commercial Services)	5,282	83,033
Covance, Inc. * (Healthcare - Services)	3,614	172,063
Coventry Health Care, Inc. * (Healthcare - Services)	6,393	435,619
Crane Co. (Miscellaneous Manufacturing)	3,614	104,047
Cree Research, Inc. * (Semiconductors)	4,448	96,744
Crompton Corp. (Chemicals)	6,672	97,411
CSG Systems International, Inc. * (Software)	3,058	49,815

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cullen/Frost Bankers, Inc. (Banks)	2,780	125,517
CYTYC Corp. * (Healthcare - Products)	6,672	153,523
Deluxe Corp. (Commercial Services)	3,058	121,892
DENTSPLY International, Inc. (Healthcare - Products)	4,448	242,016
Developers Diversified Realty Corp. (Real Estate Investment Trust)	6,394	254,161
Diebold, Inc. (Computers)	4,170	228,724
Dollar Tree Stores, Inc. * (Retail)	6,672	191,687
Donaldson Co., Inc. (Miscellaneous Manufacturing)	4,448	143,581
DPL, Inc. (Electric)	7,506	187,650
DST Systems, Inc. * (Computers)	4,448	205,409
Dun & Bradstreet Corp. * (Software)	4,170	256,246
Dycom Industries, Inc. * (Engineering & Construction)	2,780	63,912
Eaton Vance Corp. (Diversified Financial Services)	7,784	182,457
Education Management Corp. * (Commercial Services)	3,892	108,781
Edwards Lifesciences Corp. * (Healthcare - Products)	3,614	156,197
Energizer Holdings, Inc. * (Electrical Components & Equipment)	4,170	249,366
Equitable Resources, Inc. (Pipelines)	3,614	207,588
Expeditors International of Washington, Inc. (Transportation)	6,394	342,399
F5 Networks, Inc. * (Internet)	2,224	112,290
Fastenal Co. (Distribution/Wholesale)	3,892	215,267
FMC Technologies, Inc. * (Oil & Gas Services)	4,170	138,361
Gartner Group, Inc. * (Commercial Services)	5,004	47,888
Gen-Probe, Inc. * (Healthcare - Products)	3,058	136,264
Gentex Corp. (Electronics)	4,726	150,759
Graco, Inc. (Machinery-Diversified)	4,170	168,301
Grant Prideco, Inc. * (Oil & Gas Services)	7,228	174,628
GTECH Holdings Corp. (Entertainment)	6,950	163,533
Harman International Industries, Inc. (Home Furnishings)	3,892	344,286
Harris Corp. (Telecommunications)	7,784	254,148
Harsco Corp. (Miscellaneous Manufacturing)	2,502	149,144
Harte-Hanks, Inc. (Advertising)	4,170	114,925
Henry Schein, Inc. * (Healthcare - Products)	5,004	179,343
Herman Miller, Inc. (Office Furnishings)	4,170	125,600
Hillenbrand Industries, Inc. (Healthcare - Products)	3,336	185,048
HNI Corp. (Office Furnishings)	3,058	137,458
Hormel Foods Corp. (Food)	6,116	190,269
Hubbell, Inc. - Class B (Electrical Components & Equipment)	3,614	184,675
INAMED Corp. * (Healthcare - Products)	2,224	155,413
Integrated Circuit Systems, Inc. * (Semiconductors)	4,170	79,730
International Speedway Corp. (Entertainment)	2,502	135,734
Investors Financial Services Corp. (Banks)	3,892	190,358
ITT Educational Services, Inc. * (Commercial Services)	2,780	134,830
IVAX Corp. * (Pharmaceuticals)	13,066	258,315
J.B. Hunt Transport Services, Inc. (Transportation)	4,170	182,521
Jack Henry & Associates, Inc. (Computers)	4,726	85,021
JetBlue Airways Corp. * (Airlines)	5,838	111,156
Korn/Ferry International * (Commercial Services)	1,946	37,032
Lam Research Corp. * (Semiconductors)	8,340	240,692
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,946	82,802
Legg Mason, Inc. (Diversified Financial Services)	6,394	499,627
LifePoint Hospitals, Inc. * (Healthcare - Services)	2,224	97,500
Lincare Holdings, Inc. * (Healthcare - Services)	5,838	258,215
Lyondell Chemical Co. (Chemicals)	12,788	357,042
Macromedia, Inc. * (Internet)	4,448	149,008
Macrovision Corp. * (Entertainment)	3,058	69,692
Mandalay Resort Group (Lodging)	3,892	274,347
Martek Biosciences Corp. * (Biotechnology)	1,946	113,238
McAfee, Inc. * (Internet)	9,452	213,237
Michaels Stores, Inc. (Retail)	8,062	292,650
Micrel, Inc. * (Semiconductors)	4,726	43,574
Microchip Technology, Inc. (Semiconductors)	12,232	318,154
Moneygram International, Inc. (Software)	5,004	94,526

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Murphy Oil Corp. (Oil & Gas)	5,282	521,493
National Instruments Corp. (Computers)	3,892	105,279
Noble Energy, Inc. (Oil & Gas)	3,614	245,824
Nordson Corp. (Machinery-Diversified)	1,946	71,652
O’Reilly Automotive, Inc. * (Retail)	3,058	151,463
Olin Corp. (Chemicals)	4,170	92,991
Outback Steakhouse, Inc. (Retail)	3,892	178,215
Pacific Sunwear of California, Inc. * (Retail)	4,448	124,455
Packaging Corp. of America (Packaging & Containers)	5,004	121,547
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,946	65,074
Patterson Dental Co. * (Healthcare - Products)	8,062	402,696
Patterson-UTI Energy, Inc. (Oil & Gas)	10,008	250,400
Peabody Energy Corp. (Coal)	6,672	309,314
Pentair, Inc. (Miscellaneous Manufacturing)	5,838	227,683
Petsmart, Inc. (Retail)	8,618	247,767
Plains Exploration & Production Co. * (Oil & Gas)	4,448	155,235
Plantronics, Inc. (Telecommunications)	2,780	105,862
Precision Castparts Corp. (Metal Fabricate/Hardware)	3,892	299,723
Protein Design Labs, Inc. * (Biotechnology)	6,116	97,795
Questar Corp. (Pipelines)	5,004	296,488
Rayonier, Inc. (Forest Products & Paper)	3,058	151,463
Reader’s Digest Association, Inc. (Media)	5,838	101,056
Regis Corp. (Retail)	2,502	102,407
Renal Care Group, Inc. * (Healthcare - Services)	3,892	147,662
Retek, Inc. * (Software)	3,336	37,430
Reynolds & Reynolds Co. (Computers)	3,336	90,272
Rollins, Inc. (Commercial Services)	2,780	51,708
Ross Stores, Inc. (Retail)	8,618	251,128
RSA Security, Inc. * (Internet)	4,170	66,095
Ruby Tuesday, Inc. (Retail)	3,892	94,537
SEI Investments Co. (Software)	5,004	180,944
Semtech Corp. * (Semiconductors)	4,448	79,486
Sepracor, Inc. * (Pharmaceuticals)	6,116	351,119
Silicon Laboratories, Inc. * (Semiconductors)	2,780	82,594
Silicon Valley Bancshares * (Banks)	2,224	97,989
Smith International, Inc. (Oil & Gas Services)	6,394	401,096
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	2,780	47,149
Stericycle, Inc. * (Environmental Control)	2,780	122,876
TCF Financial Corp. (Banks)	7,506	203,788
Techne Corp. * (Healthcare - Products)	2,224	89,360
The Timberland Co. - Class A * (Apparel)	1,946	138,030
Thor Industries, Inc. (Home Builders)	2,780	83,150
Titan Corp. * (Aerospace/Defense)	5,004	90,873
Tootsie Roll Industries, Inc. (Food)	2,502	75,060
Transaction Systems Architect, Inc. * (Software)	2,224	51,486
Tupperware Corp. (Household Products/Wares)	3,336	67,921
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	8,062	168,254
Urban Outfitters, Inc. * (Retail)	3,892	186,699
Valassis Communications, Inc. * (Commercial Services)	3,058	106,908
Valeant Pharmaceuticals International (Pharmaceuticals)	5,282	118,951
Varian Medical Systems, Inc. * (Healthcare - Products)	7,784	266,836
VCA Antech, Inc. * (Pharmaceuticals)	4,448	89,983
Vertex Pharmaceuticals, Inc. * (Biotechnology)	4,726	44,235
VISX, Inc. * (Healthcare - Products)	3,058	71,680
Waddell & Reed Financial, Inc. (Diversified Financial Services)	5,004	98,779
Washington Post Co. - Class B (Media)	278	248,531
Weingarten Realty Investors (Real Estate Investment Trust)	5,004	172,688
Westamerica Bancorporation (Banks)	1,946	100,744
Western Gas Resources, Inc. (Pipelines)	3,892	134,079
Westwood One, Inc. * (Media)	5,282	107,489
Whole Foods Market, Inc. (Food)	3,892	397,490
Williams Sonoma, Inc. * (Retail)	6,950	255,412

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Wilmington Trust Corp. (Banks)	3,892	136,609
Wind River Systems, Inc. * (Software)	4,726	71,268
Zebra Technologies Corp. * (Machinery-Diversified)	4,170	198,033

TOTAL COMMON STOCKS (Cost $27,668,728)		30,214,603

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $97,007 (Collateralized by $100,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $99,893)	$97,000	97,000

TOTAL REPURCHASE AGREEMENTS (Cost $97,000)		97,000

TOTAL INVESTMENT SECURITIES (Cost $27,765,728) - 100.1%		$30,311,603

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $132,040)	2	$(2,565)

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.6%
Aerospace/Defense	0.8%
Airlines	0.5%
Apparel	0.5%
Banks	5.1%
Biotechnology	1.4%
Chemicals	2.3%
Coal	1.5%
Commercial Services	4.4%
Computers	3.5%
Distribution/Wholesale	1.5%
Diversified Financial Services	2.6%
Electric	0.6%
Electrical Components & Equipment	2.0%
Electronics	1.1%
Engineering & Construction	0.2%
Entertainment	1.2%
Environmental Control	0.4%
Food	2.2%
Forest Products & Paper	0.5%
Healthcare-Products	7.5%
Healthcare-Services	4.0%
Home Builders	0.3%
Home Furnishings	1.1%
Household Products/Wares	0.9%
Insurance	1.1%
Internet	2.0%
Lodging	1.6%
Machinery-Diversified	1.4%
Media	1.5%
Metal Fabricate/Hardware	1.0%
Miscellaneous Manufacturing	3.2%
Office Furnishings	0.9%
Oil & Gas	3.9%
Oil & Gas Services	2.4%
Packaging & Containers	0.4%
Pharmaceuticals	4.3%
Pipelines	2.1%
Real Estate Investment Trust	2.0%
Retail	13.8%
Semiconductors	3.1%
Software	3.3%
Telecommunications	1.6%
Transportation	3.1%
Water	0.4%
Other**	0.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Value ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.9%)
4Kids Entertainment, Inc. * (Media)	2,288	$50,588
A.M. Castle & Co. * (Metal Fabricate/Hardware)	2,574	32,432
AAR Corp. * (Aerospace/Defense)	5,434	73,902
ABM Industries, Inc. (Commercial Services)	8,294	159,493
Accredo Health, Inc. * (Pharmaceuticals)	8,294	368,337
Actel Corp. * (Semiconductors)	4,290	65,980
Action Performance Cos., Inc. (Toys/Games/Hobbies)	3,146	41,622
Adaptec, Inc. * (Telecommunications)	18,876	90,416
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	5,434	52,547
Advanced Marketing Services, Inc. (Distribution/Wholesale)	3,146	18,876
Aeroflex, Inc. * (Telecommunications)	12,584	117,409
Agilysys, Inc. (Computers)	4,862	95,587
Albany International Corp. - Class A (Machinery-Diversified)	5,434	167,802
Aleris International, Inc. * (Environmental Control)	4,862	121,307
ALLETE, Inc. (Electric)	5,148	215,445
Alliance Semiconductor Corp. * (Semiconductors)	6,006	14,955
Alpharma, Inc. (Pharmaceuticals)	8,866	109,229
American Italian Pasta Co. (Food)	3,146	86,200
American States Water Co. (Water)	2,860	72,358
Analogic Corp. (Electronics)	2,288	98,956
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,718	104,513
Angelica Corp. (Textiles)	1,430	40,040
Anixter International, Inc. (Telecommunications)	6,292	227,455
Apogee Enterprises, Inc. (Building Materials)	4,576	65,345
Applica, Inc. * (Home Furnishings)	4,004	20,260
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,148	140,026
AptarGroup, Inc. (Miscellaneous Manufacturing)	6,006	312,191
Arch Chemicals, Inc. (Chemicals)	4,004	113,994
Arkansas Best Corp. (Transportation)	4,290	162,076
ArQule, Inc. * (Biotechnology)	6,006	28,288
Ashworth, Inc. * (Apparel)	2,288	26,060
Astec Industries, Inc. * (Machinery - Construction & Mining)	3,432	75,676
Atmos Energy Corp. (Gas)	13,442	362,934
Audiovox Corp. - Class A * (Telecommunications)	4,004	51,011
Avista Corp. (Electric)	8,294	145,145
Axcelis Technologies, Inc. * (Semiconductors)	16,874	123,180
Aztar Corp. * (Lodging)	6,006	171,531
BankUnited Financial Corp. - Class A * (Savings & Loans)	5,148	138,275
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,004	108,789
Bassett Furniture Industries, Inc. (Home Furnishings)	2,002	39,439
Bel Fuse, Inc. - Class B (Electronics)	2,002	60,661
Belden, Inc. (Electrical Components & Equipment)	8,008	177,858
Bell Microproducts, Inc. * (Distribution/Wholesale)	4,862	36,368
Benchmark Electronics, Inc. * (Electronics)	6,864	218,482
Black Box Corp. (Telecommunications)	2,860	106,993
Boston Communications Group, Inc. * (Telecommunications)	2,860	20,363
Boston Private Financial Holdings, Inc. (Banks)	4,576	108,680
Bowne & Co., Inc. (Commercial Services)	6,006	90,330
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	2,574	24,607
Briggs & Stratton Corp. (Machinery-Diversified)	8,580	312,398
Brookline Bancorp, Inc. (Savings & Loans)	10,296	153,410

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Brooks Automation, Inc. * (Semiconductors)	7,722	117,220
Brooktrout, Inc. - Class B * (Computers)	2,288	25,740
Brown Shoe Co., Inc. (Retail)	3,146	107,813
Brush Engineered Materials, Inc. * (Mining)	3,146	59,868
Buckeye Technologies, Inc. * (Forest Products & Paper)	6,292	67,954
Building Materials Holding Corp. (Distribution/Wholesale)	2,288	101,770
Burlington Coat Factory Warehouse Corp. (Retail)	7,436	213,413
C&D Technologies, Inc. (Electrical Components & Equipment)	4,290	43,115
C-COR.net Corp. * (Telecommunications)	8,008	48,689
Cambrex Corp. (Biotechnology)	4,290	91,377
Capital Automotive (Real Estate Investment Trust)	7,436	246,280
Captaris, Inc. * (Software)	5,148	20,849
Caraustar Industries, Inc. * (Forest Products & Paper)	4,862	62,720
Carpenter Technology Corp. (Iron/Steel)	4,004	237,879
Cascade Natural Gas Corp. (Gas)	2,002	39,960
Casey’s General Stores, Inc. (Retail)	8,580	154,183
Cash America International, Inc. (Retail)	4,862	106,624
CDI Corp. (Commercial Services)	3,432	75,950
Central Parking Corp. (Commercial Services)	6,292	108,097
Central Vermont Public Service Corp. (Electric)	2,002	45,005
Century Aluminum Co. * (Mining)	5,434	164,433
CH Energy Group, Inc. (Electric)	2,574	117,632
Checkpoint Systems, Inc. * (Electronics)	6,864	115,864
Chemed Corp. (Commercial Services)	2,002	153,113
Chesapeake Corp. (Packaging & Containers)	3,432	72,141
Chittenden Corp. (Banks)	7,722	201,313
Ciber, Inc. * (Computers)	10,582	76,931
CLECO Corp. (Electric)	8,294	176,662
Coachmen Industries, Inc. (Home Builders)	2,574	35,006
Coherent, Inc. * (Electronics)	5,148	173,796
Cohu, Inc. (Semiconductors)	3,718	59,302
Colonial Properties Trust (Real Estate Investment Trust)	4,576	175,764
Commercial Federal Corp. (Savings & Loans)	6,578	181,882
Commercial Metals Co. (Metal Fabricate/Hardware)	10,010	339,239
Commercial NET Lease Realty (Real Estate Investment Trust)	8,866	163,578
Community Bank System, Inc. (Banks)	5,148	117,941
Concord Communications, Inc. * (Software)	3,146	31,838
CONMED Corp. * (Healthcare - Products)	5,148	155,058
Consolidated Graphics, Inc. * (Commercial Services)	2,288	120,349
Corn Products International, Inc. (Food)	12,584	327,059
Cross Country Healthcare, Inc. * (Commercial Services)	5,434	91,074
CRT Properties, Inc. (Real Estate Investment Trust)	5,148	112,123
CTS Corp. (Electronics)	6,292	81,796
Cubic Corp. (Electronics)	4,576	86,669
Curative Health Services, Inc. * (Pharmaceuticals)	2,288	7,779
Curtiss-Wright Corp. (Aerospace/Defense)	3,718	211,926
Cymer, Inc. * (Electronics)	6,292	168,437
Datascope Corp. (Healthcare - Products)	2,574	78,713
Delphi Financial Group, Inc. - Class A (Insurance)	5,434	233,662
Department 56, Inc. * (Toys/Games/Hobbies)	2,288	39,948
Digital Insight Corp. * (Internet)	6,006	98,498
Dime Community Bancshares, Inc. (Savings & Loans)	6,292	95,638
DIMON, Inc. (Agriculture)	7,722	48,263
DJ Orthopedics, Inc. * (Healthcare - Products)	3,718	93,136
Downey Financial Corp. (Savings & Loans)	4,576	281,561
Dress Barn, Inc. * (Retail)	5,148	93,797
Drill-Quip, Inc. * (Oil & Gas Services)	2,860	87,916
DRS Technologies, Inc. * (Aerospace/Defense)	4,576	194,480

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DSP Group, Inc. * (Semiconductors)	4,862	125,245
DuPont Photomasks, Inc. * (Semiconductors)	3,146	83,904
El Paso Electric Co. * (Electric)	8,008	152,152
Electro Scientific Industries, Inc. * (Electronics)	4,862	94,274
EMCOR Group, Inc. * (Engineering & Construction)	2,574	120,515
Enesco Group, Inc. * (Housewares)	2,574	17,117
Entertainment Properties Trust (Real Estate Investment Trust)	4,290	177,735
EPIQ Systems, Inc. * (Software)	3,146	40,835
ESS Technology, Inc. * (Semiconductors)	6,578	34,666
Esterline Technologies Corp. * (Aerospace/Defense)	4,290	148,220
Exar Corp. * (Semiconductors)	7,150	95,810
Fedders Corp. (Home Furnishings)	5,148	14,311
FEI Co. * (Electronics)	5,720	132,418
Financial Federal Corp. (Diversified Financial Services)	2,860	101,158
FindWhat.com * (Internet)	5,148	53,385
First Republic Bank (Banks)	4,290	138,867
FirstFed Financial Corp. * (Savings & Loans)	2,860	145,889
Flagstar Bancorp, Inc. (Savings & Loans)	10,296	201,287
Flowers Foods, Inc. (Food)	7,436	209,770
Fred’s, Inc. (Retail)	6,578	112,944
Fremont General Corp. (Banks)	13,156	289,300
Frontier Airlines, Inc. * (Airlines)	6,006	62,943
Fuller (H.B.) Co. (Chemicals)	4,862	140,998
G & K Services, Inc. (Textiles)	3,432	138,275
Gables Residential Trust (Real Estate Investment Trust)	4,862	161,905
GameStop Corp. * (Retail)	8,580	191,334
Gardner Denver, Inc. * (Machinery-Diversified)	3,432	135,598
General Communication, Inc. - Class A * (Telecommunications)	9,724	88,780
Gentiva Health Services, Inc. * (Healthcare - Services)	4,004	64,785
Gerber Scientific, Inc. * (Machinery-Diversified)	3,718	27,067
Glenborough Realty Trust, Inc. (Real Estate Investment Trust)	5,434	103,898
Gold Banc Corp., Inc. (Banks)	6,864	96,302
Goody’s Family Clothing, Inc. (Retail)	5,434	49,069
Great Atlantic & Pacific Tea Co. * (Food)	6,578	98,012
Green Mountain Power Corp. (Electric)	858	25,139
Griffon Corp. * (Miscellaneous Manufacturing)	4,862	104,095
Group 1 Automotive, Inc. * (Retail)	4,004	105,305
Gymboree Corp. * (Apparel)	5,148	64,556
Haggar Corp. (Apparel)	1,144	23,097
Hain Celestial Group, Inc. * (Food)	6,292	117,283
Hancock Fabrics, Inc. (Retail)	3,146	23,406
Haverty Furniture Cos., Inc. (Retail)	3,718	56,700
Hooper Holmes, Inc. (Commercial Services)	10,868	41,516
Hughes Supply, Inc. (Distribution/Wholesale)	11,154	331,831
Hutchinson Technology, Inc. * (Computers)	4,290	149,206
ICU Medical, Inc. * (Healthcare - Products)	2,288	81,224
Imagistics International, Inc. * (Office/Business Equipment)	2,860	99,900
Infinity Property & Casualty Corp. (Insurance)	3,718	116,225
Input/Output, Inc. * (Oil & Gas Services)	13,442	86,701
Insight Enterprises, Inc. * (Retail)	8,294	145,643
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	4,576	66,398
Insurance Auto Auctions, Inc. * (Commercial Services)	2,002	55,756
Intrado, Inc. * (Telecommunications)	2,860	35,178
Invacare Corp. (Healthcare - Products)	5,434	242,519
Investment Technology Group, Inc. * (Diversified Financial Services)	7,150	125,125
Irwin Financial Corp. (Banks)	4,862	111,923
Itron, Inc. * (Electronics)	3,718	110,202
J & J Snack Foods Corp. (Food)	1,430	66,967
J. Jill Group, Inc. * (Retail)	3,432	47,224

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jack in the Box, Inc. * (Retail)	6,292	233,433
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	4,576	98,247
JDA Software Group, Inc. * (Software)	4,862	68,262
Jo-Ann Stores, Inc. * (Retail)	3,718	104,439
K2, Inc. * (Leisure Time)	8,008	110,110
Kaman Corp. - Class A (Aerospace/Defense)	3,718	46,289
Kansas City Southern Industries, Inc. * (Transportation)	10,868	209,318
Kellwood Co. (Apparel)	4,576	131,743
Kopin Corp. * (Semiconductors)	11,726	35,999
La-Z-Boy, Inc. (Home Furnishings)	8,866	123,504
Laclede Group, Inc. (Gas)	3,432	100,214
LandAmerica Financial Group, Inc. (Insurance)	3,146	157,394
Landry’s Restaurants, Inc. (Retail)	4,576	132,338
Lennox International, Inc. (Building Materials)	10,296	225,688
Lexington Corporate Properties Trust (Real Estate Investment Trust)	8,294	181,970
Libbey, Inc. (Housewares)	2,288	48,048
Linens ‘n Things, Inc. * (Retail)	7,722	191,737
Lone Star Steakhouse & Saloon, Inc. (Retail)	3,432	99,202
Longs Drug Stores Corp. (Retail)	6,292	215,312
Lydall, Inc. * (Miscellaneous Manufacturing)	2,860	31,746
M.D.C. Holdings, Inc. (Home Builders)	7,435	517,848
MAF Bancorp, Inc. (Savings & Loans)	5,720	237,609
MagneTek, Inc. * (Electrical Components & Equipment)	4,862	25,914
MapInfo Corp. * (Software)	3,432	41,321
Marcus Corp. (Lodging)	5,148	105,534
Material Sciences Corp. * (Iron/Steel)	2,574	34,620
Maverick Tube Corp. * (Oil & Gas Services)	7,150	232,446
Maximus, Inc. (Commercial Services)	3,718	124,516
Meade Instruments Corp. * (Electronics)	3,432	9,987
Mesa Air Group, Inc. * (Airlines)	5,148	36,036
Methode Electronics, Inc. - Class A (Electronics)	6,292	76,196
Mobile Mini, Inc. * (Storage/Warehousing)	2,574	104,015
Monaco Coach Corp. (Home Builders)	4,862	78,521
Moog, Inc. - Class A * (Aerospace/Defense)	4,290	193,908
Movie Gallery, Inc. (Retail)	5,148	147,645
MRO Software, Inc. * (Software)	4,290	60,189
Mueller Industries, Inc. (Metal Fabricate/Hardware)	6,292	177,120
Multimedia Games, Inc. * (Leisure Time)	4,862	37,729
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,720	80,709
Nash Finch Co. (Food)	2,288	86,921
National Presto Industries, Inc. (Housewares)	1,144	46,103
NCO Group, Inc. * (Commercial Services)	5,434	106,235
NDCHealth Corp. (Software)	6,006	95,976
Network Equipment Technologies, Inc. * (Telecommunications)	4,290	24,153
Northwest Natural Gas Co. (Gas)	4,576	165,514
NYFIX, Inc. * (Computers)	5,434	29,235
O’Charley’s, Inc. * (Retail)	3,718	80,829
Oceaneering International, Inc. * (Oil & Gas Services)	4,290	160,875
Offshore Logistics, Inc. * (Transportation)	4,004	133,413
OM Group, Inc. * (Chemicals)	4,862	147,901
On Assignment, Inc. * (Commercial Services)	4,290	21,879
Orthodontic Centers of America, Inc. * (Healthcare - Services)	8,580	36,465
Osteotech, Inc. * (Healthcare - Products)	2,860	10,868
Owens & Minor, Inc. (Distribution/Wholesale)	6,578	178,593
PAREXEL International Corp. * (Commercial Services)	4,576	107,536
Park Electrochemical Corp. (Electronics)	3,432	69,532
Parkway Properties, Inc. (Real Estate Investment Trust)	2,288	106,850
Paxar Corp. * (Electronics)	6,578	140,375

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
PC-Tel, Inc. * (Internet)	3,432	25,260
Pediatrix Medical Group, Inc. * (Healthcare - Services)	3,718	255,017
Pegasus Systems, Inc. * (Leisure Time)	3,432	40,566
Penford Corp. (Chemicals)	1,430	23,238
Pep Boys-Manny, Moe & Jack (Retail)	9,724	170,948
Performance Food Group Co. * (Food)	8,008	221,661
Pericom Semiconductors Corp. * (Semiconductors)	4,576	39,216
Phoenix Technologies, Ltd. * (Software)	4,290	40,841
Photon Dynamics, Inc. * (Electronics)	2,860	54,512
Photronics, Inc. * (Semiconductors)	5,434	98,355
Piedmont Natural Gas Co., Inc. (Gas)	12,870	296,525
Pinnacle Entertainment, Inc. * (Entertainment)	6,864	114,629
Pinnacle Systems, Inc. * (Software)	11,726	65,548
Piper Jaffray * (Diversified Financial Services)	3,432	125,577
Planar Systems, Inc. * (Electronics)	2,574	23,217
PolyOne Corp. * (Chemicals)	15,444	137,143
Pope & Talbot, Inc. (Forest Products & Paper)	2,860	50,279
Presidential Life Corp. (Insurance)	4,862	79,153
PRG-Schultz International, Inc. * (Commercial Services)	10,582	53,016
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	7,436	160,841
ProAssurance Corp. * (Insurance)	4,862	192,049
Provident Bankshares Corp. (Banks)	5,720	188,531
Province Healthcare Co. * (Healthcare - Services)	8,294	199,802
Quaker Chemical Corp. (Chemicals)	1,716	35,247
Quanex Corp. (Metal Fabricate/Hardware)	4,290	228,743
Radiant Systems, Inc. * (Computers)	4,576	44,845
RadiSys Corp. * (Computers)	3,432	48,597
Regal-Beloit Corp. (Hand/Machine Tools)	4,862	139,977
RehabCare Group, Inc. * (Healthcare - Services)	2,860	82,111
Reliance Steel & Aluminum Co. (Iron/Steel)	5,434	217,414
Rewards Network, Inc. * (Commercial Services)	4,290	17,846
Riggs National Corp. (Banks)	5,434	103,735
RLI Corp. (Insurance)	4,290	177,821
Robbins & Myers, Inc. (Machinery-Diversified)	2,574	56,654
Rock-Tenn Co. (Forest Products & Paper)	6,006	79,880
RTI International Metals, Inc. * (Mining)	3,718	87,001
Rudolph Technologies, Inc. * (Semiconductors)	2,860	43,072
Russ Berrie & Co., Inc. (Household Products/Wares)	3,432	65,723
Russell Corp. (Apparel)	5,434	98,247
Ryan’s Restaurant Group, Inc. * (Retail)	7,150	103,890
Ryerson Tull, Inc. (Iron/Steel)	4,290	54,354
Savient Pharmaceuticals, Inc. * (Biotechnology)	10,296	28,314
SBS Technologies, Inc. * (Electronics)	2,574	28,700
School Specialty, Inc. * (Retail)	3,718	145,597
Schulman (A.), Inc. (Chemicals)	5,148	89,678
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,574	86,357
SCPIE Holdings, Inc. * (Insurance)	1,716	18,927
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,146	200,558
Selective Insurance Group, Inc. (Insurance)	4,862	224,770
Shaw Group, Inc. * (Engineering & Construction)	10,868	236,922
Shopko Stores, Inc. * (Retail)	4,862	108,034
Shurgard Storage Centers, Inc. - Class A (Real Estate Investment Trust)	8,008	328,167
Skyline Corp. (Home Builders)	1,430	55,041
SkyWest, Inc. (Airlines)	9,724	180,769
Skyworks Solutions, Inc. * (Semiconductors)	26,598	168,897
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	5,148	148,623
Sonic Automotive, Inc. (Retail)	7,150	162,377
Sourcecorp * (Commercial Services)	2,574	51,840
South Financial Group, Inc. (Banks)	12,012	366,846

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Southern Union Co. * (Gas)	17,732	445,250
Southwest Gas Corp. (Gas)	6,006	145,105
Sovran Self Storage, Inc. (Real Estate Investment Trust)	2,574	102,008
Spherion Corp. * (Commercial Services)	10,296	77,117
Spinnaker Exploration Co. * (Oil & Gas)	5,720	203,232
SPSS, Inc. * (Software)	2,860	49,735
Stage Stores, Inc. * (Retail)	3,146	120,775
Standard Microsystems Corp. * (Semiconductors)	3,146	54,615
Standard Motor Products, Inc. (Auto Parts & Equipment)	3,432	40,154
Standard Pacific Corp. (Home Builders)	5,720	412,927
Standard Register Co. (Household Products/Wares)	4,862	60,532
Standex International Corp. (Miscellaneous Manufacturing)	2,002	54,655
Steel Technologies, Inc. (Iron/Steel)	2,288	54,889
Sterling Bancshares, Inc. (Banks)	7,722	109,652
Sterling Financial Corp. - Spokane * (Savings & Loans)	3,718	132,733
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	4,862	111,291
Stewart Information Services Corp. (Insurance)	3,146	118,038
Stone Energy Corp. * (Oil & Gas)	4,576	222,256
Stride Rite Corp. (Apparel)	6,006	79,880
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	4,576	31,712
Sunrise Assisted Living, Inc. * (Healthcare - Services)	3,432	166,795
Superior Industries International, Inc. (Auto Parts & Equipment)	4,576	120,853
Susquehanna Bancshares, Inc. (Banks)	8,008	195,235
Swift Energy Co. * (Oil & Gas)	4,862	138,275
SWS Group, Inc. (Diversified Financial Services)	2,860	45,846
Symmetricom, Inc. * (Telecommunications)	7,722	85,637
TBC Corp. * (Retail)	3,718	103,583
Technitrol, Inc. * (Electronics)	6,864	102,411
Tetra Tech, Inc. * (Environmental Control)	9,438	119,108
Texas Industries, Inc. (Building Materials)	3,718	199,843
The Men’s Wearhouse, Inc. * (Retail)	6,006	253,512
The Steak n Shake Co. * (Retail)	4,576	88,546
Theragenics Corp. * (Pharmaceuticals)	5,148	17,709
Thomas Industries, Inc. (Machinery-Diversified)	2,860	113,370
THQ, Inc. * (Software)	6,578	185,106
Timken Co. (Metal Fabricate/Hardware)	15,444	422,239
Tollgrade Communications, Inc. * (Telecommunications)	2,288	15,787
Tredegar Corp. (Miscellaneous Manufacturing)	6,578	110,905
Triumph Group, Inc. * (Aerospace/Defense)	2,574	100,232
UGI Corp. (Gas)	8,866	402,694
UICI (Insurance)	7,722	187,259
UIL Holdings Corp. (Electric)	2,574	130,373
Ultratech Stepper, Inc. * (Semiconductors)	4,004	58,458
Umpqua Holdings Corp. (Banks)	7,436	173,631
Unisource Energy Corp. (Electric)	5,720	177,148
United Stationers, Inc. * (Distribution/Wholesale)	5,720	258,830
United Surgical Partners International, Inc. * (Healthcare - Services)	4,862	222,534
Universal Forest Products, Inc. (Building Materials)	3,146	122,222
URS Corp. * (Engineering & Construction)	7,436	213,785
USF Corp. (Transportation)	4,862	234,640
Valmont Industries, Inc. (Metal Fabricate/Hardware)	4,004	89,369
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,292	239,160
Veeco Instruments, Inc. * (Semiconductors)	5,148	77,477
Veritas DGC, Inc. * (Oil & Gas Services)	5,720	171,371
Verity, Inc. * (Internet)	6,292	59,459
Viad Corp. (Commercial Services)	3,718	100,014
Viasys Healthcare, Inc. * (Healthcare - Products)	5,148	98,224
Vicor Corp. (Electrical Components & Equipment)	7,150	74,646

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Vital Signs, Inc. (Healthcare - Products)	2,002	79,860
Volt Information Sciences, Inc. * (Commercial Services)	2,574	62,162
W-H Energy Services, Inc. * (Oil & Gas Services)	4,862	116,348
Waste Connections, Inc. * (Environmental Control)	8,008	278,277
Watsco, Inc. (Distribution/Wholesale)	4,576	192,650
Watts Industries, Inc. - Class A (Electronics)	5,434	177,203
Wellman, Inc. (Chemicals)	5,434	78,576
Whitney Holding Corp. (Banks)	7,150	318,247
Wilson Greatbatch Technologies, Inc. * (Electrical Components &	3,718	67,816
Equipment)
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	2,574	23,037
Woodward Governor Co. (Electronics)	2,002	143,543
Zale Corp. * (Retail)	8,580	254,997
Zenith National Insurance Corp. (Insurance)	3,432	177,984

TOTAL COMMON STOCK (Cost $38,637,740)		43,001,678

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $96,007 (Collateralized by $99,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $98,894)	$96,000	96,000

TOTAL REPURCHASE AGREEMENTS (Cost $96,000)		96,000

TOTAL INVESTMENT SECURITIES (Cost $38,733,740) - 100.1%		$43,097,678

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $122,880)	2	$(3,055)

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Aerospace/Defense	2.3%
Agriculture	0.1%
Airlines	0.6%
Apparel	1.0%
Auto Parts & Equipment	0.4%
Banks	5.9%
Biotechnology	0.3%
Building Materials	1.4%
Chemicals	1.8%
Commercial Services	3.8%
Computers	1.1%
Distribution/Wholesale	2.6%
Diversified Financial Services	0.9%
Electric	2.8%
Electrical Components & Equipment	1.0%
Electronics	5.0%
Engineering & Construction	1.5%
Entertainment	0.3%
Environmental Control	1.2%
Food	2.8%
Forest Products & Paper	0.8%
Gas	4.5%
Hand/Machine Tools	0.3%
Healthcare-Products	2.0%
Healthcare-Services	2.4%
Home Builders	2.6%
Home Furnishings	0.5%
Household Products/Wares	0.3%
Housewares	0.3%
Insurance	3.9%
Internet	0.5%
Iron/Steel	1.4%
Leisure Time	0.4%
Lodging	0.6%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	2.5%
Media	0.1%
Metal Fabricate/Hardware	3.0%
Mining	0.7%
Miscellaneous Manufacturing	2.3%
Office/Business Equipment	0.2%
Oil & Gas	1.3%
Oil & Gas Services	2.5%
Packaging & Containers	0.2%
Pharmaceuticals	1.6%
Real Estate Investment Trust	4.3%
Retail	9.6%
Savings & Loans	3.9%
Semiconductors	3.6%
Software	1.6%
Storage/Warehousing	0.2%
Telecommunications	2.1%
Textiles	0.4%
Toys/Games/Hobbies	0.4%
Transportation	1.7%
Water	0.2%
Other**	0.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Growth ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.5%)
Aaron Rents, Inc. (Commercial Services)	6,132	$122,640
Acuity Brands, Inc. (Miscellaneous Manufacturing)	5,256	141,912
Administaff, Inc. (Commercial Services)	3,212	46,895
Advanced Medical Optics, Inc. * (Healthcare-Products)	4,380	158,600
ADVO, Inc. (Advertising)	3,797	142,198
Altiris, Inc. * (Software)	3,212	76,606
AMCOL International Corp. (Mining)	3,504	65,735
Amedisys, Inc. * (Healthcare-Services)	1,752	52,998
American Healthways, Inc. * (Healthcare-Services)	4,088	134,986
American Medical Systems Holdings, Inc. * (Healthcare-Products)	8,176	140,464
AMERIGROUP Corp. * (Healthcare-Services)	6,132	224,186
AmSurg Corp. * (Healthcare-Services)	3,504	88,651
ANSYS, Inc. * (Software)	3,796	129,861
Applied Signal Technology, Inc. (Telecommunications)	1,460	33,434
Arbitron, Inc. (Commercial Services)	3,796	162,847
Arctic Cat, Inc. (Leisure Time)	2,336	63,212
Argosy Gaming Co. * (Entertainment)	3,504	160,903
Armor Holdings, Inc. * (Aerospace/Defense)	4,088	151,624
Artesyn Technologies, Inc. * (Electrical Components & Equipment)	4,672	40,693
ArthroCare Corp. * (Healthcare-Products)	2,920	83,220
ATMI, Inc. * (Semiconductors)	3,796	95,052
Atwood Oceanics, Inc. * (Oil & Gas)	1,752	116,578
Avid Technology, Inc. * (Software)	4,088	221,243
Baldor Electric Co. (Hand/Machine Tools)	4,088	105,511
Bally Total Fitness Holding Corp. * (Leisure Time)	4,088	14,226
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	7,300	127,020
BEI Technologies, Inc. (Electronics)	1,752	41,995
Biolase Technology, Inc. (Healthcare-Products)	2,920	24,820
Biosite Diagnostics, Inc. * (Healthcare-Products)	2,044	106,349
Brady Corp. - Class A (Electronics)	5,840	188,924
Cabot Oil & Gas Corp. (Oil & Gas)	3,796	209,349
CACI International, Inc. - Class A * (Computers)	3,504	193,526
Cal Dive International, Inc. * (Oil & Gas Services)	4,672	211,641
CARBO Ceramics, Inc. (Oil & Gas Services)	2,044	143,387
Carreker Corp. * (Computers)	2,920	16,381
Catapult Communications Corp. * (Computers)	1,752	37,405
CEC Entertainment, Inc. * (Retail)	4,380	160,308
Centene Corp. * (Healthcare-Services)	4,964	148,870
Ceradyne, Inc. * (Miscellaneous Manufacturing)	2,919	65,298
Cerner Corp. * (Software)	4,380	229,993
Champion Enterprises, Inc. * (Home Builders)	8,760	82,344
Christopher & Banks Corp. (Retail)	4,380	77,088
Cimarex Energy Co. * (Oil & Gas)	4,964	193,596
Clarcor, Inc. (Miscellaneous Manufacturing)	3,212	166,896
Cleveland-Cliffs, Inc. (Iron/Steel)	2,628	191,502
Cognex Corp. (Machinery-Diversified)	5,548	138,034
Coinstar, Inc. * (Commercial Services)	2,920	61,904
Commonwealth Telephone Enterprises, Inc. * (Telecommunications)	2,628	123,884
Connetics Corp. * (Pharmaceuticals)	4,380	110,770
Cooper Cos., Inc. (Healthcare-Products)	5,256	383,161
Cost Plus, Inc. * (Retail)	2,628	70,641
CPI Corp. (Commercial Services)	876	13,228
CryoLife, Inc. * (Biotechnology)	2,920	18,075
Cuno, Inc. * (Miscellaneous Manufacturing)	2,044	105,041
Cyberonics, Inc. * (Healthcare-Products)	2,920	128,976

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Daktronics, Inc. * (Electronics)	2,336	50,574
Delta & Pine Land Co. (Agriculture)	4,672	126,144
Deltic Timber Corp. (Forest Products & Paper)	1,460	57,086
Dendrite International, Inc. * (Software)	4,964	69,695
Diagnostic Products Corp. (Healthcare-Products)	3,504	169,243
Digi International, Inc. * (Software)	2,628	36,056
Dionex Corp. * (Electronics)	2,628	143,226
East-West Bancorp, Inc. (Banks)	6,424	237,173
EDO Corp. (Aerospace/Defense)	2,336	70,197
eFunds Corp. * (Software)	5,840	130,349
EGL, Inc. * (Transportation)	6,132	139,810
Electronics Boutique Holdings Corp. * (Retail)	2,920	125,472
ElkCorp (Building Materials)	2,336	89,843
Energen Corp. (Gas)	4,380	291,708
Engineered Support Systems, Inc. (Aerospace/Defense)	3,212	171,906
Enzo Biochem, Inc. * (Biotechnology)	3,796	54,738
Essex Property Trust, Inc. (Real Estate Investment Trust)	2,920	201,305
Ethan Allen Interiors, Inc. (Home Furnishings)	4,380	140,160
FactSet Research Systems, Inc. (Computers)	5,840	192,778
Filenet Corp. * (Software)	4,964	113,080
Finish Line, Inc. - Class A (Retail)	5,840	135,196
First BanCorp (Banks)	4,964	209,729
First Midwest Bancorp, Inc. (Banks)	5,548	180,199
Fleetwood Enterprises, Inc. * (Home Builders)	6,716	58,429
FLIR Systems, Inc. * (Electronics)	8,468	256,581
Florida Rock Industries, Inc. (Building Materials)	5,256	309,157
Forward Air Corp. (Transportation)	2,628	111,900
Fossil, Inc. * (Household Products/Wares)	8,760	227,103
Frontier Oil Corp. (Oil & Gas)	3,212	116,467
GenCorp, Inc. (Aerospace/Defense)	6,716	134,320
Genesco, Inc. * (Retail)	2,628	74,688
Georgia Gulf Corp. (Chemicals)	4,088	187,966
Global Imaging Systems, Inc. * (Office/Business Equipment)	2,920	103,543
Global Payments, Inc. (Software)	4,672	301,296
Guitar Center, Inc. * (Retail)	3,212	176,114
Haemonetics Corp. * (Healthcare-Products)	3,212	135,418
Harland (John H.) Co. (Household Products/Wares)	3,504	120,397
Harmonic, Inc. * (Telecommunications)	8,760	83,746
Headwaters, Inc. * (Energy - Alternate Sources)	4,964	162,918
Heartland Express, Inc. (Transportation)	9,052	173,346
Heidrick & Struggles International, Inc. * (Commercial Services)	2,336	85,895
Helix Technology Corp. (Semiconductors)	3,212	49,690
Hibbett Sporting Goods, Inc. * (Retail)	2,920	87,717
Hilb, Rogal, & Hamilton Co. (Insurance)	4,380	156,804
Hologic, Inc. * (Healthcare-Products)	2,628	83,768
Hot Topic, Inc. * (Retail)	5,548	121,224
Hudson United Bancorp (Banks)	5,548	195,567
Hydril Co. * (Oil & Gas Services)	2,920	170,557
Hyperion Solutions Corp. * (Software)	4,964	218,962
IDEX Corp. (Machinery-Diversified)	6,132	247,426
IDEXX Laboratories, Inc. * (Healthcare-Products)	4,088	221,406
IHOP Corp. (Retail)	2,336	111,380
Immucor, Inc. * (Healthcare-Products)	5,548	167,494
Integra LifeSciences Holdings * (Biotechnology)	3,504	123,411
Inter-Tel, Inc. (Software)	3,212	78,694
Interface, Inc. - Class A * (Office Furnishings)	6,424	43,812
Intermagnetics General Corp. * (Electrical Components & Equipment)	3,212	78,180
Internet Security Systems, Inc. * (Internet)	5,548	101,528
J2 Global Communications, Inc. * (Internet)	2,920	100,185
JLG Industries, Inc. (Machinery-Construction & Mining)	6,132	132,145
K-Swiss, Inc. - Class A (Apparel)	4,088	135,027
Kaydon Corp. (Metal Fabricate/Hardware)	3,504	110,026

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Keithley Instruments, Inc. (Electronics)	2,044	32,970
Kensey Nash Corp. * (Healthcare-Products)	1,460	39,537
Kilroy Realty Corp. (Real Estate Investment Trust)	3,504	143,349
Kirby Corp. * (Transportation)	2,920	122,728
Knight Transportation, Inc. (Transportation)	7,008	172,887
Kronos, Inc. * (Computers)	3,796	194,015
Kulicke & Soffa Industries, Inc. * (Semiconductors)	6,132	38,570
LabOne, Inc. * (Healthcare-Services)	2,044	70,477
Labor Ready, Inc. * (Commercial Services)	5,256	98,024
Lance, Inc. (Food)	3,504	56,309
Landstar System, Inc. * (Transportation)	7,300	239,075
Lawson Products, Inc. (Metal Fabricate/Hardware)	1,168	54,662
LCA-Vision, Inc. (Healthcare-Products)	2,336	77,789
Lindsay Manufacturing Co. (Machinery-Diversified)	1,460	27,857
Littelfuse, Inc. * (Electrical Components & Equipment)	2,628	75,292
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,504	138,163
Macdermid, Inc. (Chemicals)	3,796	123,370
Manhattan Associates, Inc. * (Computers)	3,796	77,325
Manitowoc Co. (Machinery-Diversified)	3,504	141,527
ManTech International Corp. - Class A * (Software)	3,796	87,574
Massey Energy Co. (Coal)	9,344	374,134
Medicis Pharmaceutical Corp. (Pharmaceuticals)	6,716	201,346
Mentor Corp. (Healthcare-Products)	4,964	159,344
Mercury Computer Systems, Inc. * (Computers)	2,628	72,480
Merit Medical Systems, Inc. * (Healthcare-Products)	3,212	38,512
Meritage Homes Corp. * (Home Builders)	3,212	189,251
MGI Pharma, Inc. * (Pharmaceuticals)	8,760	221,365
Micros Systems, Inc. * (Computers)	4,672	171,509
Microsemi Corp. * (Semiconductors)	7,300	118,917
Midas, Inc. * (Commercial Services)	2,044	46,665
Milacron, Inc. * (Hand/Machine Tools)	5,839	17,809
MTS Systems Corp. (Computers)	2,336	67,814
Napster, Inc. * (Software)	5,256	34,217
Nara Bancorp, Inc. (Banks)	2,920	41,026
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	1,752	30,082
NBTY, Inc. * (Pharmaceuticals)	8,176	205,136
Neenah Paper, Inc. (Forest Products & Paper)	1,752	58,902
New Century Financial Corp. (Real Estate Investment Trust)	6,716	314,443
New Jersey Resources Corp. (Gas)	3,212	139,818
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	2,920	49,523
NVR, Inc. * (Home Builders)	876	687,660
Odyssey Healthcare, Inc. * (Healthcare-Services)	4,088	48,075
Omnova Solutions, Inc. * (Chemicals)	4,964	26,657
OshKosh B’Gosh, Inc. - Class A (Apparel)	1,460	44,530
Oshkosh Truck Corp. (Auto Manufacturers)	4,380	359,117
Oxford Industries, Inc. (Apparel)	2,044	74,790
P.F. Chang’s China Bistro, Inc. * (Retail)	3,212	192,078
Panera Bread Co. * (Retail)	3,796	214,587
Papa John’s International, Inc. * (Retail)	2,044	70,968
Patina Oil & Gas Corp. (Oil & Gas)	8,760	350,401
Penn Virginia Corp. (Oil & Gas)	2,336	107,222
Petroleum Development * (Oil & Gas)	2,044	77,038
Pharmaceutical Product Development, Inc. * (Commercial Services)	7,008	339,537
Philadelphia Consolidated Holding Corp. * (Insurance)	2,628	203,749
Phillips-Van Heusen Corp. (Apparel)	3,796	101,125
Polaris Industries, Inc. (Leisure Time)	5,256	369,130
PolyMedica Corp. (Healthcare-Products)	3,504	111,287
Possis Medical, Inc. * (Healthcare-Products)	2,044	17,108
Power Integrations, Inc. * (Semiconductors)	3,796	79,298
PrivateBancorp, Inc. (Banks)	2,336	73,374
Progress Software Corp. * (Software)	4,380	114,844
Quiksilver, Inc. * (Apparel)	7,008	203,443

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Ralcorp Holdings, Inc. (Food)	3,504	165,915
RARE Hospitality International, Inc. * (Retail)	4,088	126,237
Rayovac Corp. * (Electrical Components & Equipment)	6,132	255,092
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	6,716	34,319
Remington Oil & Gas Corp. * (Oil & Gas)	3,504	110,446
Republic Bancorp, Inc. (Banks)	8,468	114,657
ResMed, Inc. * (Healthcare-Products)	4,088	230,563
Respironics, Inc. * (Healthcare-Products)	4,380	255,223
Rogers Corp. * (Electronics)	2,044	81,760
Roper Industries, Inc. (Miscellaneous Manufacturing)	5,256	344,268
Sanderson Farms, Inc. (Food)	2,336	100,939
ScanSource, Inc. * (Distribution/Wholesale)	1,460	75,672
SCP Pool Corp. (Distribution/Wholesale)	6,424	204,668
Select Comfort Corp. * (Retail)	4,380	89,527
SERENA Software, Inc. * (Software)	5,256	124,883
SFBC International, Inc. * (Commercial Services)	2,044	72,031
Shuffle Master, Inc. * (Entertainment)	4,380	126,845
Sierra Health Services, Inc. * (Healthcare-Services)	3,212	205,054
Simpson Manufacturing Co., Inc. (Building Materials)	5,840	180,456
Sonic Corp. * (Retail)	7,300	243,819
Sonic Solutions * (Electronics)	2,920	43,946
Southwest Bancorporation of Texas, Inc. (Banks)	8,468	155,388
Southwestern Energy Co. * (Oil & Gas)	4,380	248,609
St. Mary Land & Exploration Co. (Oil & Gas)	3,504	175,375
StarTek, Inc. (Commercial Services)	1,752	29,434
Stein Mart, Inc. * (Retail)	5,256	118,260
Supertex, Inc. * (Semiconductors)	1,460	26,733
SurModics, Inc. * (Healthcare-Products)	2,336	74,542
Sybron Dental Special, Inc. * (Healthcare-Products)	4,964	178,208
Synaptics, Inc. * (Computers)	3,212	74,518
Take-Two Interactive Software, Inc. * (Software)	5,548	216,927
TALX Corp. (Computers)	2,628	47,724
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,088	127,954
TETRA Technologies, Inc. * (Oil & Gas Services)	2,628	74,740
The Cato Corp. - Class A (Retail)	2,628	84,753
The Children’s Place Retail Stores, Inc. * (Retail)	3,212	153,373
The Nautilus Group, Inc. (Leisure Time)	4,088	97,131
Thomas Nelson, Inc. (Media)	1,752	41,435
Too, Inc. * (Retail)	4,088	100,851
Toro Co. (Housewares)	2,628	232,578
Tractor Supply Co. * (Retail)	4,672	203,933
Triarc Cos., Inc. (Retail)	7,884	109,036
Trimble Navigation, Ltd. * (Electronics)	6,424	217,196
TrustCo Bank Corp. NY (Banks)	9,052	104,007
UCBH Holdings, Inc. (Banks)	5,548	221,365
Unit Corp. * (Oil & Gas)	5,548	250,603
United Bankshares, Inc. (Banks)	5,256	174,184
United Natural Foods, Inc. * (Food)	4,964	142,119
Vertrue, Inc. * (Commercial Services)	1,168	41,394
ViaSat, Inc. * (Telecommunications)	3,212	60,032
Vintage Petroleum, Inc. (Oil & Gas)	7,884	248,031
Wabash National Corp. (Auto Manufacturers)	3,796	92,622
Watson Wyatt & Co. Holdings (Commercial Services)	4,088	111,194
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	6,424	90,836
WD-40 Co. (Household Products/Wares)	2,044	66,410
WebEx Communications, Inc. * (Internet)	5,548	119,781
Websense, Inc. * (Internet)	2,920	157,097
Winnebago Industries, Inc. (Home Builders)	4,088	129,181
Wintrust Financial Corp. (Banks)	2,628	123,753
WMS Industries, Inc. * (Leisure Time)	3,796	106,895
Wolverine World Wide, Inc. (Apparel)	7,008	150,181
World Acceptance Corp. * (Diversified Financial Services)	2,336	59,615
X-Rite, Inc. (Electronics)	2,628	39,525

TOTAL COMMON STOCKS (Cost $24,793,625)		32,128,289

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (1.7%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $551,038 (Collateralized by $563,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $562,397)	$551,000	551,000

TOTAL REPURCHASE AGREEMENTS (Cost $551,000)		551,000

TOTAL INVESTMENT SECURITIES (Cost $25,344,625) - 101.2%		$32,679,289

Percentages indicated are based on net assets, as of March 31, 2005.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $122,880)	2	$(3,055)

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.4%
Aerospace/Defense	2.0%
Agriculture	0.4%
Apparel	2.2%
Auto Manufacturers	1.4%
Banks	5.7%
Biotechnology	0.7%
Building Materials	1.8%
Chemicals	1.0%
Coal	1.2%
Commercial Services	3.8%
Computers	3.5%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.2%
Electrical Components & Equipment	1.4%
Electronics	3.4%
Energy-Alternate Sources	0.5%
Entertainment	0.9%
Food	1.4%
Forest Products & Paper	0.6%
Gas	1.3%
Hand/Machine Tools	0.4%
Healthcare-Products	9.3%
Healthcare-Services	3.0%
Home Builders	3.6%
Home Furnishings	0.4%
Household Products/Wares	1.3%
Housewares	0.7%
Insurance	1.1%
Internet	1.5%
Iron/Steel	0.6%
Leisure Time	2.0%
Machinery–Construction & Mining	0.4%
Machinery-Diversified	1.7%
Media	0.1%
Metal Fabricate/Hardware	0.5%
Mining	0.2%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.1%
Office/Business Equipment	0.3%
Oil & Gas	6.9%
Oil & Gas Services	2.3%
Pharmaceuticals	2.5%
Real Estate Investment Trust	2.0%
Retail	8.9%
Savings & Loans	0.4%
Semiconductors	1.3%
Software	6.9%
Telecommunications	0.9%
Transportation	3.0%
Other**	1.7%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Europe 30 ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.7%)
Alcatel SAADR * (Telecommunications)	24,592	$296,825
Alcon, Inc. (Healthcare - Products)	5,088	454,308
ASM Lithography Holding N.V. * (Semiconductors)	19,928	334,192
AstraZeneca PLCADR (Pharmaceuticals)	13,356	527,963
Autoliv, Inc. (Auto Parts & Equipmentment)	6,784	323,258
BP Amoco PLCADR (Oil & Gas)	22,048	1,375,794
DaimlerChrysler AG (Auto Manufacturers)	10,812	483,513
Diageo PLC ADR (Beverages)	8,480	482,512
Elan Corp. PLCADR * (Pharmaceuticals)	14,416	46,708
Ericsson (LM) Telephone Co.ADR * (Telecommunications)	18,020	508,164
Flamel TechnologiesADR * (Pharmaceuticals)	10,388	134,421
GlaxoSmithKline PLCADR (Pharmaceuticals)	20,140	924,828
HSBC Holdings PLCADR (Banks)	13,780	1,094,132
Infineon TechnologiesADR * (Semiconductors)	25,016	238,903
Koninklijke (Royal) Philips Electronic NVADR (Electronics)	16,324	449,236
Nokia OYJADR (Telecommunications)	41,764	644,419
Novartis AGADR (Pharmaceuticals)	18,868	882,645
Rio Tinto PLC (Mining)	4,240	550,140
Royal Dutch Petroleum Co. ADR (Oil & Gas)	15,264	916,451
Ryanair Holdings PLCADR * (Airlines)	8,904	389,728
Sanofi-AventisADR (Pharmaceuticals)	20,776	879,656
SAP AGADR (Software)	13,144	526,812
Shell Transport & Trading Co. ADR (Oil & Gas)	13,780	749,081
Siemens AGADR (Miscellaneous Manufacturing)	7,844	620,147
STMicroelectronics NVADR (Semiconductors)	16,748	279,022
Total Fina SAADR (Oil & Gas)	8,904	1,043,816
UBS AG (Banks)	9,328	787,283
Unilever NVADR (Food)	6,784	464,161
Vodafone Group PLCADR (Telecommunications)	42,400	1,126,144
Willis Group Holdings, Ltd. (Insurance)	8,268	304,841

TOTAL COMMON STOCKS (Cost $15,025,029)		17,839,103

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $55,004 (Collateralized by $57,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $56,939)	$55,000	55,000

TOTAL REPURCHASE AGREEMENTS (Cost $55,000)		55,000

TOTAL INVESTMENT SECURITIES (Cost $15,080,030) - 100.0%		$17,894,103

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Airlines	2.2%
Auto Manufacturers	2.7%
Auto Parts & Equipment	1.8%
Banks	10.5%
Beverages	2.7%
Electronics	2.5%
Food	2.6%
Healthcare-Products	2.5%
Insurance	1.7%
Mining	3.1%
Miscellaneous Manufacturing	3.5%
Oil & Gas	22.8%
Pharmaceuticals	19.0%
Semiconductors	4.8%
Software	2.9%
Telecommunications	14.4%
Other**	0.3%

Europe 30 ProFund invested, as a percentage of net assets, in the following countries, as of March 31, 2005:

Finland	3.6%
France	13.2%
Germany	10.4%
Ireland	2.4%
Netherlands	12.1%
Sweden	4.7%
Switzerland	13.4%
United Kingdom	39.9%
United States**	0.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraBull ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (84.4%)
3M Co. (Miscellaneous Manufacturing)	11,154	$955,786
Abbott Laboratories (Pharmaceuticals)	22,542	1,050,908
ACE, Ltd. (Insurance)	4,134	170,610
ADC Telecommunications, Inc. * (Telecommunications)	11,778	23,438
Adobe Systems, Inc. (Software)	3,510	235,767
Advanced Micro Devices, Inc. * (Semiconductors)	5,694	91,787
AES Corp. * (Electric)	9,360	153,317
Aetna, Inc. (Healthcare-Services)	4,290	321,536
Affiliated Computer Services, Inc. - Class A * (Computers)	1,872	99,665
AFLAC, Inc. (Insurance)	7,254	270,284
Agilent Technologies, Inc. * (Electronics)	6,240	138,527
Air Products & Chemicals, Inc. (Chemicals)	3,276	207,338
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	1,248	59,729
Albertson’s, Inc. (Food)	5,304	109,528
Alcoa, Inc. (Mining)	12,636	384,008
Allegheny Energy, Inc. * (Electric)	2,028	41,898
Allegheny Technologies, Inc. (Iron/Steel)	1,326	31,970
Allergan, Inc. (Pharmaceuticals)	1,872	130,048
Allied Waste Industries, Inc. * (Environmental Control)	3,900	28,509
Allstate Corp. (Insurance)	9,828	531,302
Alltel Corp. (Telecommunications)	4,368	239,585
Altera Corp. * (Semiconductors)	5,382	106,456
Altria Group, Inc. (Agriculture)	29,952	1,958,561
Ambac Financial Group, Inc. (Insurance)	1,560	116,610
Amerada Hess Corp. (Oil & Gas)	1,248	120,070
Ameren Corp. (Electric)	2,808	137,620
American Electric Power, Inc. (Electric)	5,538	188,624
American Express Co. (Diversified Financial Services)	17,004	873,495
American International Group, Inc. (Insurance)	37,752	2,091,839
American Power Conversion Corp. (Electrical Components & Equipment)	2,574	67,207
American Standard Cos. (Building Materials)	2,574	119,640
AmerisourceBergen Corp. (Pharmaceuticals)	1,638	93,841
Amgen, Inc. * (Biotechnology)	18,174	1,057,909
AmSouth Bancorp (Banks)	5,148	133,591
Anadarko Petroleum Corp. (Oil & Gas)	3,432	261,175
Analog Devices, Inc. (Semiconductors)	5,382	194,505
Andrew Corp. * (Telecommunications)	2,340	27,401
Anheuser-Busch Cos., Inc. (Beverages)	11,232	532,284
AON Corp. (Insurance)	4,602	105,110
Apache Corp. (Oil & Gas)	4,758	291,332
Apartment Investment and Management Co. - Class A (Real Estate Investment Trust)	1,404	52,229
Apollo Group, Inc. - Class A * (Commercial Services)	2,418	179,077
Apple Computer, Inc. * (Computers)	11,856	494,040
Applera Corp. - Applied Biosystems Group (Electronics)	2,808	55,430
Applied Materials, Inc. * (Semiconductors)	24,180	392,926
Applied Micro Circuits Corp. * (Semiconductors)	4,446	14,627
Archer-Daniels-Midland Co. (Agriculture)	9,048	222,400
Archstone-Smith Trust (Real Estate Investment Trust)	2,886	98,441
Ashland, Inc. (Chemicals)	936	63,152
AT&T Corp. (Telecommunications)	11,622	217,913
Autodesk, Inc. (Software)	3,354	99,815

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Automatic Data Processing, Inc. (Software)	8,424	378,659
AutoNation, Inc. * (Retail)	3,276	62,047
AutoZone, Inc. * (Retail)	1,014	86,900
Avaya, Inc. * (Telecommunications)	6,942	81,083
Avery Dennison Corp. (Household Products/Wares)	1,482	91,780
Avon Products, Inc. (Cosmetics/Personal Care)	6,864	294,740
Baker Hughes, Inc. (Oil & Gas Services)	4,914	218,624
Ball Corp. (Packaging & Containers)	1,560	64,709
Bank of America Corp. (Banks)	58,734	2,590,168
Bank of New York Co., Inc. (Banks)	11,310	328,556
Bard (C.R.), Inc. (Healthcare-Products)	1,482	100,895
Bausch & Lomb, Inc. (Healthcare-Products)	780	57,174
Baxter International, Inc. (Healthcare-Products)	8,970	304,801
BB&T Corp. (Banks)	7,956	310,920
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,638	163,636
Becton, Dickinson & Co. (Healthcare-Products)	3,666	214,168
Bed Bath & Beyond, Inc. * (Retail)	4,368	159,607
BellSouth Corp. (Telecommunications)	26,520	697,211
Bemis Co., Inc. (Packaging & Containers)	1,560	48,547
Best Buy Co., Inc. (Retail)	4,290	231,703
Big Lots, Inc. * (Retail)	1,638	19,689
Biogen Idec, Inc. * (Biotechnology)	4,836	166,890
Biomet, Inc. (Healthcare-Products)	3,666	133,076
BJ Services Co. (Oil & Gas Services)	2,340	121,399
Black & Decker Corp. (Hand/Machine Tools)	1,170	92,418
BMC Software, Inc. * (Software)	3,198	47,970
Boeing Co. (Aerospace/Defense)	12,090	706,781
Boston Scientific Corp. * (Healthcare-Products)	10,998	322,131
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,314	720,874
Broadcom Corp. - Class A * (Semiconductors)	4,212	126,023
Brown-Forman Corp. (Beverages)	1,326	72,599
Brunswick Corp. (Leisure Time)	1,404	65,777
Burlington Northern Santa Fe Corp. (Transportation)	5,460	294,458
Burlington Resources, Inc. (Oil & Gas)	5,616	281,193
Calpine Corp. * (Electric)	7,722	21,622
Campbell Soup Co. (Food)	4,680	135,814
Capital One Financial Corp. (Diversified Financial Services)	3,588	268,275
Cardinal Health, Inc. (Pharmaceuticals)	6,318	352,544
Caremark Rx, Inc. * (Pharmaceuticals)	6,630	263,741
Carnival Corp. (Leisure Time)	7,644	396,037
Caterpillar, Inc. (Machinery-Construction & Mining)	4,992	456,468
Cendant Corp. (Commercial Services)	15,288	314,016
CenterPoint Energy, Inc. (Electric)	4,212	50,670
Centex Corp. (Home Builders)	1,872	107,209
CenturyTel, Inc. (Telecommunications)	1,950	64,038
ChevronTexaco Corp. (Oil & Gas)	30,498	1,778,338
Chiron Corp. * (Biotechnology)	2,106	73,836
Chubb Corp. (Insurance)	2,808	222,590
CIENA Corp. * (Telecommunications)	8,268	14,221
CIGNA Corp. (Insurance)	1,872	167,170
Cincinnati Financial Corp. (Insurance)	2,340	102,047
Cinergy Corp. (Electric)	2,808	113,780
Cintas Corp. (Textiles)	2,184	90,221
Circuit City Stores, Inc. (Retail)	2,808	45,068
Cisco Systems, Inc. * (Telecommunications)	93,600	1,674,503
CIT Group, Inc. (Diversified Financial Services)	3,042	115,596
Citigroup, Inc. (Diversified Financial Services)	75,660	3,400,159
Citizens Communications Co. (Telecommunications)	4,836	62,578
Citrix Systems, Inc. * (Software)	2,418	57,597

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Clear Channel Communications, Inc. (Media)	7,644	263,489
Clorox Co. (Household Products/Wares)	2,184	137,570
CMS Energy Corp. * (Electric)	2,808	36,616
Coach, Inc. * (Apparel)	2,808	159,017
Coca-Cola Co. (Beverages)	32,838	1,368,360
Coca-Cola Enterprises, Inc. (Beverages)	5,070	104,036
Colgate-Palmolive Co. (Cosmetics/Personal Care)	7,644	398,787
Comcast Corp. - Special Class A * (Media)	32,058	1,082,919
Comerica, Inc. (Banks)	2,496	137,480
Compass Bancshares, Inc. (Banks)	1,794	81,448
Computer Associates International, Inc. (Software)	7,802	211,434
Computer Sciences Corp. * (Computers)	2,730	125,171
Compuware Corp. * (Software)	5,616	40,435
Comverse Technology, Inc. * (Telecommunications)	2,886	72,785
ConAgra Foods, Inc. (Food)	7,488	202,326
ConocoPhillips (Oil & Gas)	10,062	1,085,086
Consolidated Edison, Inc. (Electric)	3,510	148,052
Constellation Energy Group, Inc. (Electric)	2,574	133,076
Convergys Corp. * (Commercial Services)	2,028	30,278
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,326	94,836
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,014	18,617
Corning, Inc. * (Telecommunications)	20,436	227,453
Costco Wholesale Corp. (Retail)	6,864	303,252
Countrywide Credit Industries, Inc. (Diversified Financial Services)	8,424	273,443
CSX Corp. (Transportation)	3,120	129,948
Cummins, Inc. (Machinery-Diversified)	624	43,898
CVS Corp. (Retail)	5,772	303,723
Dana Corp. (Auto Parts & Equipment)	2,184	27,933
Danaher Corp. (Miscellaneous Manufacturing)	3,978	212,465
Darden Restaurants, Inc. (Retail)	2,106	64,612
Deere & Co. (Machinery-Diversified)	3,588	240,863
Dell, Inc. * (Computers)	35,646	1,369,519
Delphi Corp. (Auto Parts & Equipment)	8,112	36,342
Delta Air Lines, Inc. * (Airlines)	2,028	8,213
Devon Energy Corp. (Oil & Gas)	6,942	331,481
Dillards, Inc. - Class A (Retail)	1,014	27,277
Dollar General Corp. (Retail)	4,368	95,703
Dominion Resources, Inc. (Electric)	4,914	365,749
Dover Corp. (Miscellaneous Manufacturing)	2,964	112,010
Dow Chemical Co. (Chemicals)	13,806	688,229
Dow Jones & Co., Inc. (Media)	1,014	37,893
DTE Energy Co. (Electric)	2,496	113,518
Du Pont (E.I.) de Nemours (Chemicals)	14,430	739,392
Duke Energy Corp. (Electric)	13,572	380,152
Dynegy, Inc. - Class A * (Pipelines)	4,758	18,604
E*TRADE Financial Corp. (Diversified Financial Services)	5,382	64,584
Eastman Chemical Co. (Chemicals)	1,092	64,428
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,134	134,562
Eaton Corp. (Miscellaneous Manufacturing)	2,184	142,834
eBay, Inc. * (Internet)	17,550	653,913
Ecolab, Inc. (Chemicals)	3,198	105,694
Edison International (Electric)	4,758	165,198
El Paso Corp. (Pipelines)	9,282	98,204
Electronic Arts, Inc. * (Software)	4,446	230,214
Electronic Data Systems Corp. (Computers)	7,488	154,777
Eli Lilly & Co. (Pharmaceuticals)	16,380	853,398
EMC Corp. * (Computers)	34,866	429,549
Emerson Electric Co. (Electrical Components & Equipment)	6,084	395,035
Engelhard Corp. (Chemicals)	1,794	53,874
Entergy Corp. (Electric)	3,120	220,459

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
EOG Resources, Inc. (Oil & Gas)	3,432	167,276
Equifax, Inc. (Commercial Services)	1,950	59,846
Equity Office Properties Trust (Real Estate Investment Trust)	5,850	176,261
Equity Residential Properties Trust (Real Estate Investment Trust)	4,134	133,156
Exelon Corp. (Electric)	9,594	440,269
Express Scripts, Inc. - Class A * (Pharmaceuticals)	1,092	95,211
Exxon Mobil Corp. (Oil & Gas)	92,508	5,513,476
Family Dollar Stores, Inc. (Retail)	2,418	73,410
Fannie Mae (Diversified Financial Services)	14,040	764,478
Federated Department Stores, Inc. (Retail)	2,418	153,882
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,404	39,747
FedEx Corp. (Transportation)	4,368	410,374
Fifth Third Bancorp (Banks)	7,566	325,187
First Data Corp. (Software)	11,622	456,861
First Horizon National Corp. (Banks)	1,794	73,177
FirstEnergy Corp. (Electric)	4,758	199,598
Fiserv, Inc. * (Software)	2,808	111,758
Fisher Scientific International, Inc. * (Electronics)	1,716	97,674
Fluor Corp. (Engineering & Construction)	1,248	69,177
Ford Motor Co. (Auto Manufacturers)	26,520	300,473
Forest Laboratories, Inc. * (Pharmaceuticals)	5,070	187,337
Fortune Brands, Inc. (Household Products/Wares)	2,106	169,807
FPL Group, Inc. (Electric)	5,694	228,614
Franklin Resources, Inc. (Diversified Financial Services)	2,886	198,124
Freddie Mac (Diversified Financial Services)	9,984	630,989
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,574	101,956
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	5,850	100,913
Gannett Co., Inc. (Media)	3,666	289,907
Gap, Inc. (Retail)	10,686	233,382
Gateway, Inc. * (Computers)	4,368	17,603
General Dynamics Corp. (Aerospace/Defense)	2,886	308,946
General Electric Co. (Miscellaneous Manufacturing)	153,504	5,535,354
General Mills, Inc. (Food)	5,304	260,691
General Motors Corp. (Auto Manufacturers)	8,190	240,704
Genuine Parts Co. (Distribution/Wholesale)	2,496	108,551
Genzyme Corp. - General Division * (Biotechnology)	3,588	205,377
Georgia Pacific Corp. (Forest Products & Paper)	3,744	132,875
Gilead Sciences, Inc. * (Pharmaceuticals)	6,240	223,392
Gillette Co. (Cosmetics/Personal Care)	14,352	724,489
Golden West Financial Corp. (Savings & Loans)	4,056	245,388
Goodrich Corp. (Aerospace/Defense)	1,716	65,706
Great Lakes Chemical Corp. (Chemicals)	780	25,054
Guidant Corp. (Healthcare-Products)	4,680	345,852
H & R Block, Inc. (Commercial Services)	2,418	122,302
Halliburton Co. (Oil & Gas Services)	7,332	317,109
Harley-Davidson, Inc. (Leisure Time)	4,212	243,285
Harrah’s Entertainment, Inc. (Lodging)	1,638	105,782
Hartford Financial Services Group, Inc. (Insurance)	4,290	294,122
Hasbro, Inc. (Toys/Games/Hobbies)	2,418	49,448
HCA, Inc. (Healthcare-Services)	5,928	317,563
Health Management Associates, Inc. - Class A (Healthcare-Services)	3,510	91,892
Heinz (H.J.) Co. (Food)	5,070	186,779
Hercules, Inc. * (Chemicals)	1,638	23,718
Hershey Foods Corp. (Food)	3,198	193,351
Hewlett-Packard Co. (Computers)	41,964	920,690
Hilton Hotels Corp. (Lodging)	5,538	123,774
Home Depot, Inc. (Retail)	31,824	1,216,950
Honeywell International, Inc. (Miscellaneous Manufacturing)	12,324	458,576
Hospira, Inc. * (Pharmaceuticals)	2,262	72,995

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Humana, Inc. * (Healthcare-Services)	2,340	74,740
Huntington Bancshares, Inc. (Banks)	3,354	80,161
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,978	356,150
IMS Health, Inc. (Software)	3,354	81,804
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	2,496	198,806
Intel Corp. (Semiconductors)	90,168	2,094,604
International Business Machines Corp. (Computers)	23,634	2,159,675
International Flavors & Fragrances, Inc. (Chemicals)	1,248	49,296
International Game Technology (Entertainment)	4,992	133,087
International Paper Co. (Forest Products & Paper)	7,098	261,136
Interpublic Group of Cos., Inc. * (Advertising)	6,162	75,669
Intuit, Inc. * (Software)	2,652	116,078
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,326	119,658
J.C. Penney Co., Inc. (Holding Company) (Retail)	4,134	214,637
J.P. Morgan Chase & Co. (Diversified Financial Services)	51,480	1,781,208
Jabil Circuit, Inc. * (Electronics)	2,652	75,635
Janus Capital Group, Inc. (Diversified Financial Services)	3,432	47,876
JDS Uniphase Corp. * (Telecommunications)	20,904	34,910
Jefferson-Pilot Corp. (Insurance)	1,950	95,648
Johnson & Johnson (Healthcare-Products)	43,056	2,891,640
Johnson Controls, Inc. (Auto Parts & Equipment)	2,730	152,225
Jones Apparel Group, Inc. (Apparel)	1,794	60,081
KB Home (Home Builders)	624	73,295
Kellogg Co. (Food)	5,070	219,379
Kerr-McGee Corp. (Oil & Gas)	2,340	183,292
KeyCorp (Banks)	5,850	189,833
KeySpan Corp. (Gas)	2,340	91,190
Kimberly-Clark Corp. (Household Products/Wares)	6,942	456,298
Kinder Morgan, Inc. (Pipelines)	1,560	118,092
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,510	29,168
KLA - Tencor Corp. * (Semiconductors)	2,808	129,196
Knight-Ridder, Inc. (Media)	1,092	73,437
Kohls Corp. * (Retail)	4,758	245,656
Kroger Co. * (Food)	10,608	170,046
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,638	116,331
Laboratory Corp. of America Holdings * (Healthcare-Services)	1,950	93,990
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,730	78,842
Lexmark International Group, Inc. * (Computers)	1,872	149,704
Limited, Inc. (Retail)	5,538	134,573
Lincoln National Corp. (Insurance)	2,496	112,669
Linear Technology Corp. (Semiconductors)	4,446	170,326
Liz Claiborne, Inc. (Apparel)	1,560	62,603
Lockheed Martin Corp. (Aerospace/Defense)	5,850	357,201
Loews Corp. (Insurance)	2,340	172,084
Louisiana-Pacific Corp. (Forest Products & Paper)	1,638	41,179
Lowe’s Cos., Inc. (Retail)	11,154	636,782
LSI Logic Corp. * (Semiconductors)	5,538	30,957
Lucent Technologies, Inc. * (Telecommunications)	64,194	176,534
M&T Bank Corp. (Banks)	1,404	143,292
Manor Care, Inc. (Healthcare-Services)	1,248	45,377
Marathon Oil Corp. (Oil & Gas)	4,992	234,225
Marriott International, Inc. - Class A (Lodging)	2,886	192,959
Marsh & McLennan Cos., Inc. (Insurance)	7,644	232,530
Marshall & Ilsley Corp. (Banks)	3,042	127,004
Masco Corp. (Building Materials)	6,474	224,453
Mattel, Inc. (Toys/Games/Hobbies)	6,006	128,228
Maxim Integrated Products, Inc. (Semiconductors)	4,758	194,459
May Department Stores Co. (Retail)	4,212	155,928
Maytag Corp. (Home Furnishings)	1,170	16,345

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
MBIA, Inc. (Insurance)	2,028	106,024
MBNA Corp. (Diversified Financial Services)	18,486	453,831
McCormick & Co., Inc. (Food)	1,950	67,139
McDonald’s Corp. (Retail)	18,408	573,225
McGraw-Hill Cos., Inc. (Media)	2,730	238,193
McKesson Corp. (Commercial Services)	4,290	161,948
MeadWestvaco Corp. (Forest Products & Paper)	2,964	94,314
Medco Health Solutions, Inc. * (Pharmaceuticals)	3,978	197,189
MedImmune, Inc. * (Biotechnology)	3,588	85,430
Medtronic, Inc. (Healthcare-Products)	17,550	894,172
Mellon Financial Corp. (Banks)	6,162	175,863
Merck & Co., Inc. (Pharmaceuticals)	31,980	1,035,193
Mercury Interactive Corp. * (Software)	1,248	59,130
Meredith Corp. (Media)	624	29,172
Merrill Lynch & Co., Inc. (Diversified Financial Services)	4,576	259,002
MetLife, Inc. (Insurance)	10,608	414,773
MGIC Investment Corp. (Insurance)	1,404	86,585
Micron Technology, Inc. * (Semiconductors)	8,892	91,943
Microsoft Corp. (Software)	146,562	3,542,404
Millipore Corp. * (Biotechnology)	702	30,467
Molex, Inc. (Electrical Components & Equipment)	2,418	63,738
Molson Coors Brewing Co. (Beverages)	1,170	90,289
Monsanto Co. (Agriculture)	3,822	246,519
Monster Worldwide, Inc. * (Internet)	1,716	48,134
Moody’s Corp. (Commercial Services)	1,950	157,677
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	16,146	924,359
Motorola, Inc. (Telecommunications)	35,490	531,285
Mylan Laboratories, Inc. (Pharmaceuticals)	3,900	69,108
Nabors Industries, Ltd. * (Oil & Gas)	2,028	119,936
National City Corp. (Banks)	8,580	287,430
National Semiconductor Corp. (Semiconductors)	5,148	106,100
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,418	112,921
Navistar International Corp. * (Auto Manufacturers)	936	34,070
NCR Corp. * (Computers)	2,730	92,110
Network Appliance, Inc. * (Computers)	5,304	146,709
New York Times Co. - Class A (Media)	2,106	77,037
Newell Rubbermaid, Inc. (Housewares)	3,978	87,277
Newmont Mining Corp. (Mining)	6,396	270,231
News Corp. - Class A (Media)	37,206	629,526
Nextel Communications, Inc. - Class A * (Telecommunications)	16,302	463,303
NICOR, Inc. (Gas)	624	23,144
NIKE, Inc. - Class B (Apparel)	3,354	279,422
NiSource, Inc. (Electric)	3,900	88,881
Noble Corp. (Oil & Gas)	1,950	109,610
Nordstrom, Inc. (Retail)	1,794	99,352
Norfolk Southern Corp. (Transportation)	5,772	213,853
North Fork Bancorp, Inc. (Banks)	6,786	188,244
Northern Trust Corp. (Banks)	2,964	128,756
Northrop Grumman Corp. (Aerospace/Defense)	5,226	282,099
Novell, Inc. * (Software)	5,460	32,542
Novellus Systems, Inc. * (Semiconductors)	2,028	54,208
Nucor Corp. (Iron/Steel)	2,340	134,691
NVIDIA Corp. * (Semiconductors)	2,418	57,452
Occidental Petroleum Corp. (Oil & Gas)	5,772	410,793
Office Depot, Inc. * (Retail)	4,524	100,342
OfficeMax, Inc. (Retail)	1,326	44,421
Omnicom Group, Inc. (Advertising)	2,730	241,660
Oracle Corp. * (Software)	65,052	811,849
PACCAR, Inc. (Auto Manufacturers)	2,496	180,685
Pactiv Corp. * (Packaging & Containers)	2,184	50,996

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pall Corp. (Miscellaneous Manufacturing)	1,794	48,653
Parametric Technology Corp. * (Software)	3,900	21,801
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,716	104,539
Paychex, Inc. (Commercial Services)	5,148	168,957
Peoples Energy Corp. (Gas)	546	22,888
PepsiCo, Inc. (Beverages)	24,336	1,290,538
PerkinElmer, Inc. (Electronics)	1,872	38,619
Pfizer, Inc. (Pharmaceuticals)	108,030	2,837,949
PG&E Corp. (Electric)	5,226	178,207
Phelps Dodge Corp. (Mining)	1,404	142,829
Pinnacle West Capital Corp. (Electric)	1,326	56,368
Pitney Bowes, Inc. (Office/Business Equipment)	3,354	151,332
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,652	94,676
PMC-Sierra, Inc. * (Semiconductors)	2,574	22,651
PNC Financial Services Group (Banks)	4,056	208,803
PPG Industries, Inc. (Chemicals)	2,496	178,514
PPL Corp. (Electric)	2,730	147,393
Praxair, Inc. (Chemicals)	4,680	223,985
Principal Financial Group, Inc. (Insurance)	4,368	168,124
Procter & Gamble Co. (Cosmetics/Personal Care)	36,504	1,934,713
Progress Energy, Inc. (Electric)	3,588	150,517
Progress Energy, Inc. CVO (Electric)	987	0
Progressive Corp. (Insurance)	2,886	264,819
Prologis (Real Estate Investment Trust)	2,652	98,389
Providian Financial Corp. * (Diversified Financial Services)	4,212	72,278
Prudential Financial, Inc. (Insurance)	7,566	434,288
Public Service Enterprise Group, Inc. (Electric)	3,432	186,666
Pulte Homes, Inc. (Home Builders)	1,716	126,350
QLogic Corp. * (Semiconductors)	1,326	53,703
Qualcomm, Inc. (Telecommunications)	23,868	874,762
Quest Diagnostics, Inc. (Healthcare-Services)	1,326	139,402
Qwest Communications International, Inc. * (Telecommunications)	24,180	89,466
R.R. Donnelley & Sons Co. (Commercial Services)	3,120	98,654
RadioShack Corp. (Retail)	2,262	55,419
Raytheon Co. (Aerospace/Defense)	6,552	253,562
Reebok International, Ltd. (Apparel)	780	34,554
Regions Financial Corp. (Banks)	6,708	217,339
Reynolds American, Inc. (Agriculture)	1,716	138,292
Robert Half International, Inc. (Commercial Services)	2,340	63,086
Rockwell Collins, Inc. (Aerospace/Defense)	2,574	122,497
Rockwell International Corp. (Machinery-Diversified)	2,496	141,373
Rohm & Haas Co. (Chemicals)	2,808	134,784
Rowan Cos., Inc. (Oil & Gas)	1,560	46,691
Ryder System, Inc. (Transportation)	936	39,031
Sabre Holdings Corp. (Leisure Time)	1,872	40,959
SAFECO Corp. (Insurance)	1,872	91,185
Safeway, Inc. * (Food)	6,474	119,963
Sanmina-SCI Corp. * (Electronics)	7,566	39,495
Sara Lee Corp. (Food)	11,466	254,086
SBC Communications, Inc. (Telecommunications)	47,814	1,132,714
Schering-Plough Corp. (Pharmaceuticals)	21,372	387,902
Schlumberger, Ltd. (Oil & Gas Services)	8,502	599,221
Schwab (Diversified Financial Services)	16,614	174,613
Scientific-Atlanta, Inc. (Telecommunications)	2,184	61,632
Seagate Technology, Inc. (a) * (Computers)	2,565	0
Sealed Air Corp. * (Packaging & Containers)	1,248	64,822
Sears Holdings Corp. (Retail)	1,326	176,583
Sempra Energy (Gas)	3,432	136,731
Sherwin-Williams Co. (Chemicals)	1,872	82,349
Siebel Systems, Inc. * (Software)	7,488	68,365

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Sigma-Aldrich Corp. (Chemicals)	1,014	62,108
Simon Property Group, Inc. (Real Estate Investment Trust)	3,198	193,735
SLM Corp. (Diversified Financial Services)	6,240	311,002
Snap-on, Inc. (Hand/Machine Tools)	858	27,276
Solectron Corp. * (Electronics)	14,040	48,719
Southern Co. (Electric)	10,764	342,618
Southwest Airlines Co. (Airlines)	10,686	152,169
Sovereign Bancorp, Inc. (Savings & Loans)	5,460	120,994
Sprint Corp. (Telecommunications)	21,372	486,213
St. Jude Medical, Inc. * (Healthcare-Products)	5,226	188,136
St. Paul Cos., Inc. (Insurance)	9,672	355,253
Stanley Works (Hand/Machine Tools)	1,092	49,435
Staples, Inc. (Retail)	7,176	225,542
Starbucks Corp. * (Retail)	5,772	298,182
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,042	182,611
State Street Corp. (Banks)	4,836	211,430
Stryker Corp. (Healthcare-Products)	5,460	243,571
Sun Microsystems, Inc. * (Computers)	48,906	197,580
SunGard Data Systems, Inc. * (Computers)	4,212	145,314
Sunoco, Inc. (Oil & Gas)	1,014	104,969
SunTrust Banks, Inc. (Banks)	4,914	354,152
SuperValu, Inc. (Food)	1,950	65,033
Symantec Corp. * (Internet)	10,296	219,614
Symbol Technologies, Inc. (Electronics)	3,510	50,860
Synovus Financial Corp. (Banks)	4,524	126,039
Sysco Corp. (Food)	9,204	329,502
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,794	106,528
Target Corp. (Retail)	12,948	647,659
TECO Energy, Inc. (Electric)	2,964	46,476
Tektronix, Inc. (Electronics)	1,326	32,527
Tellabs, Inc. * (Telecommunications)	6,708	48,968
Temple-Inland, Inc. (Forest Products & Paper)	858	62,248
Tenet Healthcare Corp. * (Healthcare-Services)	6,786	78,243
Teradyne, Inc. * (Semiconductors)	2,808	40,997
Texas Instruments, Inc. (Semiconductors)	24,960	636,231
Textron, Inc. (Miscellaneous Manufacturing)	1,950	145,509
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,574	34,363
The Pepsi Bottling Group, Inc. (Beverages)	2,886	80,375
Thermo Electron Corp. * (Electronics)	2,340	59,179
Tiffany & Co. (Retail)	2,106	72,699
Time Warner, Inc. * (Media)	66,534	1,167,672
TJX Cos., Inc. (Retail)	6,942	170,981
Torchmark Corp. (Insurance)	1,560	81,432
Toys R Us, Inc. * (Retail)	3,120	80,371
Transocean Sedco Forex, Inc. * (Oil & Gas)	4,680	240,833
Tribune Co. (Media)	4,290	171,042
TXU Corp. (Electric)	3,510	279,501
Tyco International, Ltd. (Miscellaneous Manufacturing)	29,172	986,014
U.S. Bancorp (Banks)	26,832	773,298
Union Pacific Corp. (Transportation)	3,744	260,957
Unisys Corp. * (Computers)	4,914	34,693
United Parcel Service, Inc. - Class B (Transportation)	16,224	1,180,133
United States Steel Corp. (Iron/Steel)	1,638	83,292
United Technologies Corp. (Aerospace/Defense)	7,410	753,301
UnitedHealth Group, Inc. (Healthcare-Services)	9,282	885,316
Univision Communications, Inc. - Class A * (Media)	4,212	116,630
Unocal Corp. (Oil & Gas)	3,900	240,591
UnumProvident Corp. (Insurance)	4,290	73,016
UST, Inc. (Agriculture)	2,418	125,011
V. F. Corp. (Apparel)	1,482	87,645

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Valero Energy Corp. (Oil & Gas)	3,744	274,323
Veritas Software Corp. * (Software)	6,084	141,270
Verizon Communications, Inc. (Telecommunications)	40,092	1,423,266
Viacom, Inc. - Class B (Media)	24,726	861,207
Visteon Corp. (Auto Parts & Equipment)	1,872	10,689
Vulcan Materials Co. (Building Materials)	1,482	84,222
W.W. Grainger, Inc. (Distribution/Wholesale)	1,170	72,856
Wachovia Corp. (Banks)	22,932	1,167,468
Wal-Mart Stores, Inc. (Retail)	49,062	2,458,496
Walgreen Co. (Retail)	14,820	658,304
Walt Disney Co. (Media)	29,640	851,557
Washington Mutual, Inc. (Savings & Loans)	12,636	499,122
Waste Management, Inc. (Environmental Control)	8,268	238,532
Waters Corp. * (Electronics)	1,716	61,416
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,560	47,939
WellPoint, Inc. * (Healthcare-Services)	4,446	557,306
Wells Fargo & Co. (Banks)	24,570	1,469,285
Wendy’s International, Inc. (Retail)	1,638	63,948
Weyerhaeuser Co. (Forest Products & Paper)	3,510	240,435
Whirlpool Corp. (Home Furnishings)	936	63,395
Williams Cos., Inc. (Pipelines)	8,268	155,520
Wrigley (Wm.) Jr. Co. (Food)	2,808	184,121
Wyeth (Pharmaceuticals)	19,344	815,930
Xcel Energy, Inc. (Electric)	5,772	99,163
Xerox Corp. * (Office/Business Equipment)	13,884	210,343
Xilinx, Inc. (Semiconductors)	5,070	148,196
XL Capital, Ltd. - Class A (Insurance)	2,028	146,766
XTO Energy, Inc. (Oil & Gas)	5,116	168,009
Yahoo!, Inc. * (Internet)	18,876	639,896
YUM! Brands, Inc. (Retail)	4,212	218,224
Zimmer Holdings, Inc. * (Healthcare-Products)	3,588	279,182
Zions Bancorp (Banks)	1,326	91,521

TOTAL COMMON STOCKS (Cost $122,160,366)		155,013,768

	Principal Amount
Repurchase Agreements (5.7%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $10,470,713 (Collateralized by $10,688,000 various U.S. Government Agency Obligations, 2.96%-2.97%, 4/5/05-4/13/05, market value $10,681,498)	$10,470,000	10,470,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,470,000)		10,470,000

	Shares
Rights/Warrants(NM)
Lucent Technologies, Inc. (Telecommunications)	14,324	9,597

TOTAL RIGHTS/WARRANTS (Cost $0)		9,597

See accompanying notes to the Schedules of Portfolio Investments.

	Contracts
Options Purchased (8.7%)
S&P 500 Futures Call Option expiring June 2005 @ $650	120	15,996,000

TOTAL OPTIONS PURCHASED (Cost $16,950,480)		15,996,000

TOTAL INVESTMENT SECURITIES (Cost $149,580,846) - 98.8%		$181,489,365

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
(a)	Escrowed security
CVO	Contingent Value Obligation
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $154,703,400)	523	$(1,388,527)

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $11,671,087)	9,886	$91,502

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/27/05 (Underlying notional amount at value $11,047,948)	9,358	86,570

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.2%
Aerospace/Defense	1.6%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.4%
Beverages	1.9%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.5%
Commercial Services	0.7%
Computers	3.6%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.6%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare-Products	3.3%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	NM
Insurance	3.8%
Internet	0.8%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.3%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	0.2%
Media	3.2%
Mining	0.5%
Miscellaneous Manufacturing	5.3%
Office/Business Equipment	0.2%
Oil & Gas	6.6%
Oil & Gas Services	0.7%
Packaging & Containers	0.1%
Pharmaceuticals	5.2%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	5.7%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	3.7%
Telecommunications	4.7%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other***	14.4%

NM	Not meaningful, amount is less than 0.05%.
***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraMid-Cap ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (80.6%)
3Com Corp. * (Telecommunications)	26,440	$94,126
99 Cents Only Stores * (Retail)	3,966	52,232
Abercrombie & Fitch Co. - Class A (Retail)	5,949	340,520
Activision, Inc. * (Software)	13,220	195,656
Acxiom Corp. (Software)	5,949	124,513
Adesa, Inc. (Commercial Services)	6,610	154,410
ADTRAN, Inc. (Telecommunications)	4,627	81,620
Advance Auto Parts, Inc. * (Retail)	5,288	266,780
Advent Software, Inc. * (Software)	1,983	36,051
Aeropostale, Inc. * (Retail)	3,966	129,887
AGCO Corp. * (Machinery-Diversified)	5,949	108,569
AGL Resources, Inc. (Gas)	5,288	184,710
Airgas, Inc. (Chemicals)	4,627	110,539
AirTran Holdings, Inc. * (Airlines)	5,949	53,838
Alaska Air Group, Inc. * (Airlines)	1,983	58,380
Albemarle Corp. (Chemicals)	3,305	120,170
Alexander & Baldwin, Inc. (Transportation)	3,305	136,166
Alliance Data Systems Corp. * (Commercial Services)	4,627	186,931
Alliant Energy Corp. (Electric)	7,932	212,419
Alliant Techsystems, Inc. * (Aerospace/Defense)	2,644	188,913
Allmerica Financial Corp. * (Insurance)	3,966	142,578
AMB Property Corp. (Real Estate Investment Trust)	5,949	224,872
American Eagle Outfitters, Inc. (Retail)	9,254	273,456
American Financial Group, Inc. (Insurance)	3,966	122,153
American Greetings Corp. - Class A (Household Products/Wares)	4,627	117,896
AmeriCredit Corp. * (Diversified Financial Services)	10,576	247,901
Amerus Group Co. (Insurance)	2,644	124,929
Ametek, Inc. (Electrical Components & Equipment)	4,627	186,237
Amphenol Corp. - Class A (Electronics)	5,949	220,351
AnnTaylor Stores Corp. * (Retail)	4,627	118,405
Applebee’s International, Inc. (Retail)	5,288	145,737
Apria Healthcare Group, Inc. * (Healthcare-Services)	3,305	106,091
Aqua America, Inc. (Water)	6,610	160,954
Aquila, Inc. * (Electric)	16,525	63,291
Arch Coal, Inc. (Coal)	4,627	199,007
Arrow Electronics, Inc. * (Electronics)	7,932	201,076
Arthur J. Gallagher & Co. (Insurance)	6,610	190,368
ArvinMeritor, Inc. (Auto Parts & Equipmentment)	4,627	71,580
Ascential Software Corp. * (Software)	3,966	73,490
Associated Banc-Corp. (Banks)	9,254	289,002
Astoria Financial Corp. (Savings & Loans)	7,271	183,956
Atmel Corp. * (Semiconductors)	31,067	91,648
Avnet, Inc. * (Electronics)	8,593	158,283
Avocent Corp. * (Internet)	3,305	84,806
Bandag, Inc. (Auto Parts & Equipmentment)	1,322	62,108
Bank of Hawaii Corp. (Banks)	3,966	179,501
Banta Corp. (Commercial Services)	1,983	84,872
Barnes & Noble, Inc. * (Retail)	4,627	159,585
Barr Laboratories, Inc. * (Pharmaceuticals)	6,610	322,767
Beckman Coulter, Inc. (Healthcare-Products)	3,966	263,541
Belo Corp. - Class A (Media)	7,271	175,522
BJ’s Wholesale Club, Inc. * (Retail)	4,627	143,715
Black Hills Corp. (Electric)	1,983	65,578

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Blyth, Inc. (Household Products/Wares)	2,644	84,185
Bob Evans Farms, Inc. (Retail)	2,644	62,002
Borders Group, Inc. (Retail)	5,288	140,767
BorgWarner, Inc. (Auto Parts & Equipmentment)	3,966	193,065
Bowater, Inc. (Forest Products & Paper)	3,966	149,399
Boyd Gaming Corp. (Lodging)	4,627	241,298
Brink’s Co. (Miscellaneous Manufacturing)	3,966	137,224
Brinker International, Inc. * (Retail)	5,949	215,473
Brown & Brown, Inc. (Insurance)	4,627	213,258
C.H. Robinson Worldwide, Inc. (Transportation)	5,949	306,552
Cabot Corp. (Chemicals)	4,627	154,681
Cabot Microelectronics Corp. * (Chemicals)	1,983	62,227
Cadence Design Systems, Inc. * (Computers)	18,508	276,695
Caesars Entertainment, Inc. * (Lodging)	21,813	431,680
Callaway Golf Co. (Leisure Time)	4,627	59,226
Career Education Corp. * (Commercial Services)	7,271	249,104
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,983	138,354
Carmax, Inc. * (Retail)	7,271	229,037
Catalina Marketing Corp. (Advertising)	3,305	85,600
CBRL Group, Inc. (Retail)	3,305	136,497
CDW Corp. (Distribution/Wholesale)	5,288	299,724
Cephalon, Inc. * (Pharmaceuticals)	3,966	185,728
Ceridian Corp. * (Computers)	10,576	180,321
Certegy, Inc. (Software)	4,627	160,187
Charles River Laboratories International, Inc. * (Biotechnology)	4,627	217,654
CheckFree Corp. * (Internet)	5,949	242,481
Cheesecake Factory, Inc. * (Retail)	5,288	187,460
Chico’s FAS, Inc. * (Retail)	12,559	354,916
Choicepoint, Inc. * (Commercial Services)	5,949	238,614
Church & Dwight, Inc. (Household Products/Wares)	4,627	164,119
Cincinnati Bell, Inc. * (Telecommunications)	17,186	73,041
City National Corp. (Banks)	3,305	230,755
Claire’s Stores, Inc. (Retail)	6,610	152,294
CNF, Inc. (Transportation)	3,305	154,641
Cognizant Technology Solutions Corp. * (Computers)	9,254	427,534
Colonial BancGroup, Inc. (Banks)	9,915	203,456
Commerce Bancorp, Inc. (Banks)	11,237	364,864
Commscope, Inc. * (Telecommunications)	3,305	49,443
Community Health Systems, Inc. * (Healthcare - Services)	4,627	161,529
Constellation Brands, Inc. * (Beverages)	7,271	384,418
Cooper Cameron Corp. * (Oil & Gas Services)	3,966	226,895
Copart, Inc. * (Retail)	5,288	124,585
Corinthian Colleges, Inc. * (Commercial Services)	6,610	103,909
Covance, Inc. * (Healthcare - Services)	4,627	220,291
Coventry Health Care, Inc. * (Healthcare-Services)	7,271	495,446
Crane Co. (Miscellaneous Manufacturing)	3,966	114,181
Credence Systems Corp. * (Semiconductors)	6,610	52,285
Cree Research, Inc. * (Semiconductors)	5,288	115,014
Crompton Corp. (Chemicals)	7,932	115,807
CSG Systems International, Inc. * (Software)	3,305	53,838
Cullen/Frost Bankers, Inc. (Banks)	3,305	149,221
Cypress Semiconductor Corp. * (Semiconductors)	8,593	108,272
Cytec Industries, Inc. (Chemicals)	3,305	179,296
CYTYC Corp. * (Healthcare-Products)	7,932	182,515
D.R. Horton, Inc. (Home Builders)	20,491	599,157
Dean Foods Co. * (Food)	10,576	362,757
Deluxe Corp. (Commercial Services)	3,305	131,737
DENTSPLY International, Inc. (Healthcare-Products)	5,288	287,720
Developers Diversified Realty Corp. (Real Estate Investment Trust)	7,271	289,023

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DeVry, Inc. * (Commercial Services)	4,627	87,543
Diebold, Inc. (Computers)	5,288	290,046
Dollar Tree Stores, Inc. * (Retail)	7,932	227,886
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,288	170,697
DPL, Inc. (Electric)	8,593	214,825
DST Systems, Inc. * (Computers)	5,288	244,200
Dun & Bradstreet Corp. * (Software)	4,627	284,328
Duquesne Light Holdings, Inc. (Electric)	5,288	94,761
Dycom Industries, Inc. * (Engineering & Construction)	3,305	75,982
Eaton Vance Corp. (Diversified Financial Services)	9,254	216,914
Education Management Corp. * (Commercial Services)	4,627	129,325
Edwards (A.G.), Inc. (Diversified Financial Services)	5,288	236,902
Edwards Lifesciences Corp. * (Healthcare-Products)	3,966	171,411
Emmis Communications Corp. * (Media)	3,305	63,522
Energizer Holdings, Inc. * (Electrical Components & Equipment)	4,627	276,694
Energy East Corp. (Electric)	9,915	259,971
Ensco International, Inc. (Oil & Gas)	10,576	398,292
Entercom Communications Corp. * (Media)	3,305	117,394
Equitable Resources, Inc. (Pipelines)	3,966	227,807
Everest Re Group, Ltd. (Insurance)	3,966	337,546
Expeditors International of Washington, Inc. (Transportation)	7,271	389,361
F5 Networks, Inc. * (Internet)	2,644	133,496
Fair Issac Corp. (Software)	4,627	159,354
Fairchild Semiconductor International, Inc. * (Semiconductors)	8,593	131,731
Fastenal Co. (Distribution/Wholesale)	4,627	255,919
Federal Signal Corp. (Miscellaneous Manufacturing)	3,305	50,137
Ferro Corp. (Chemicals)	2,644	49,760
Fidelity National Financial, Inc. (Insurance)	11,898	391,920
First American Financial Corp. (Insurance)	5,949	195,960
FirstMerit Corp. (Banks)	5,949	159,195
Flowserve Corp. * (Machinery-Diversified)	3,966	102,600
FMC Corp. * (Chemicals)	2,644	141,322
FMC Technologies, Inc. * (Oil & Gas Services)	4,627	153,524
Foot Locker, Inc. (Retail)	10,576	309,877
Forest Oil Corp. * (Oil & Gas)	3,966	160,623
Furniture Brands International, Inc. (Home Furnishings)	3,966	86,498
Gartner Group, Inc. * (Commercial Services)	5,949	56,932
GATX Corp. (Trucking & Leasing)	3,305	109,693
Gen-Probe, Inc. * (Healthcare-Products)	3,305	147,271
Gentex Corp. (Electronics)	5,288	168,687
Glatfelter (Forest Products & Paper)	2,644	38,999
Graco, Inc. (Machinery-Diversified)	4,626	186,706
Granite Construction, Inc. (Engineering & Construction)	2,644	69,458
Grant Prideco, Inc. * (Oil & Gas Services)	8,593	207,607
Great Plains Energy, Inc. (Electric)	5,288	161,707
Greater Bay Bancorp (Banks)	3,305	80,675
GTECH Holdings Corp. (Entertainment)	7,932	186,640
Hanover Compressor Co. * (Oil & Gas Services)	5,288	63,826
Harman International Industries, Inc. (Home Furnishings)	4,627	409,305
Harris Corp. (Telecommunications)	9,254	302,143
Harsco Corp. (Miscellaneous Manufacturing)	2,644	157,609
Harte-Hanks, Inc. (Advertising)	5,288	145,737
Hawaiian Electric Industries, Inc. (Electric)	5,288	134,950
HCC Insurance Holdings, Inc. (Insurance)	4,627	167,312
Health Net, Inc. * (Healthcare-Services)	7,932	259,456
Helmerich & Payne, Inc. (Oil & Gas)	3,305	131,175
Henry Schein, Inc. * (Healthcare-Products)	5,949	213,212
Herman Miller, Inc. (Office Furnishings)	4,627	139,365
Hibernia Corp. (Banks)	10,576	338,538

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Highwoods Properties, Inc. (Real Estate Investment Trust)	3,966	106,368
Hillenbrand Industries, Inc. (Healthcare-Products)	3,966	219,994
HNI Corp. (Office Furnishings)	3,305	148,560
Horace Mann Educators Corp. (Insurance)	2,644	46,905
Hormel Foods Corp. (Food)	7,271	226,201
Hospitality Properties Trust (Real Estate Investment Trust)	4,627	186,838
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	3,305	168,555
Hubbell, Inc. - Class B (Electrical Components & Equipment)	3,966	202,663
IDACORP, Inc. (Electric)	2,644	75,010
Imation Corp. (Computers)	2,644	91,879
INAMED Corp. * (Healthcare - Products)	2,644	184,763
Independence Community Bank Corp. (Savings & Loans)	5,288	206,232
IndyMac Bancorp, Inc. (Diversified Financial Services)	4,627	157,318
Integrated Circuit Systems, Inc. * (Semiconductors)	4,627	88,468
Integrated Device Technology, Inc. * (Semiconductors)	7,271	87,470
International Rectifier Corp. * (Semiconductors)	4,627	210,529
International Speedway Corp. (Entertainment)	3,305	179,296
Intersil Corp. - Class A (Semiconductors)	10,576	183,176
Investors Financial Services Corp. (Banks)	4,627	226,307
Invitrogen Corp. * (Biotechnology)	3,305	228,705
ITT Educational Services, Inc. * (Commercial Services)	3,305	160,293
IVAX Corp. * (Pharmaceuticals)	15,203	300,563
J.B. Hunt Transport Services, Inc. (Transportation)	4,627	202,524
Jack Henry & Associates, Inc. (Computers)	5,949	107,023
Jacobs Engineering Group, Inc. * (Engineering & Construction)	3,966	205,915
Jefferies Group, Inc. (Diversified Financial Services)	3,305	124,532
JetBlue Airways Corp. * (Airlines)	6,610	125,854
JM Smucker Co. (Food)	3,966	199,490
Keane, Inc. * (Software)	3,966	51,677
Kelly Services, Inc. - Class A (Commercial Services)	1,983	57,091
KEMET Corp. * (Electronics)	5,949	46,105
Kennametal, Inc. (Hand/Machine Tools)	2,644	125,564
Korn/Ferry International * (Commercial Services)	2,644	50,315
Krispy Kreme Doughnuts, Inc. * (Retail)	3,966	30,261
LaBranche & Co., Inc. * (Diversified Financial Services)	3,966	36,884
Lam Research Corp. * (Semiconductors)	9,915	286,147
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,983	84,377
Lattice Semiconductor Corp. * (Semiconductors)	7,932	42,595
Laureate Education, Inc. * (Commercial Services)	3,305	141,421
Lear Corp. (Auto Parts & Equipmentment)	4,627	205,253
Lee Enterprises, Inc. (Media)	3,305	143,437
Legg Mason, Inc. (Diversified Financial Services)	7,271	568,157
Lennar Corp. - Class A (Home Builders)	9,915	561,982
Leucadia National Corp. (Holding Companies - Diversified)	6,610	227,054
Liberty Property Trust (Real Estate Investment Trust)	5,949	232,308
LifePoint Hospitals, Inc. * (Healthcare-Services)	2,644	115,913
Lincare Holdings, Inc. * (Healthcare-Services)	7,271	321,596
Longview Fibre Co. (Forest Products & Paper)	3,305	62,002
LTX Corp. * (Semiconductors)	3,966	17,609
Lubrizol Corp. (Chemicals)	4,627	188,041
Lyondell Chemical Co. (Chemicals)	15,203	424,467
Mack-Cali Realty Corp. (Real Estate Investment Trust)	3,966	167,960
Macromedia, Inc. * (Internet)	5,288	177,148
Macrovision Corp. * (Entertainment)	3,305	75,321
Mandalay Resort Group (Lodging)	4,627	326,157
Manpower, Inc. (Commercial Services)	5,949	258,901
Martek Biosciences Corp. * (Biotechnology)	1,983	115,391
Martin Marietta Materials (Building Materials)	3,305	184,816

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
McAfee, Inc. * (Internet)	11,237	253,507
McDATA Corp. - Class A * (Computers)	7,932	29,904
MDU Resources Group, Inc. (Electric)	7,932	219,082
Media General, Inc. - Class A (Media)	1,983	122,649
Mentor Graphics Corp. * (Computers)	5,288	72,446
Mercantile Bankshares Corp. (Banks)	5,288	268,948
Michaels Stores, Inc. (Retail)	9,254	335,919
Micrel, Inc. * (Semiconductors)	5,288	48,755
Microchip Technology, Inc. (Semiconductors)	14,542	378,236
Millennium Pharmaceuticals, Inc. * (Biotechnology)	21,152	178,100
Minerals Technologies, Inc. (Chemicals)	1,322	86,961
Modine Manufacturing Co. (Auto Parts & Equipmentment)	1,983	58,161
Mohawk Industries, Inc. * (Textiles)	3,966	334,334
Moneygram International, Inc. (Software)	5,949	112,377
MPS Group, Inc. * (Commercial Services)	7,271	76,418
Murphy Oil Corp. (Oil & Gas)	5,949	587,346
National Fuel Gas Co. (Pipelines)	5,288	151,184
National Instruments Corp. (Computers)	4,627	125,160
Neiman Marcus Group, Inc. - Class A(Retail)	3,305	302,441
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	7,271	182,575
New York Community Bancorp (Savings & Loans)	17,186	312,098
Newfield Exploration Co. * (Oil & Gas)	4,627	343,601
Newport Corp. * (Telecommunications)	2,644	38,312
Noble Energy, Inc. (Oil & Gas)	3,966	269,767
Nordson Corp. (Machinery-Diversified)	1,983	73,014
Northeast Utilities System (Electric)	8,593	165,587
NSTAR (Electric)	3,966	215,354
O’Reilly Automotive, Inc. * (Retail)	3,966	196,436
OGE Energy Corp. (Electric)	5,949	160,326
Ohio Casualty Corp. * (Insurance)	4,627	106,328
Old Republic International Corp. (Insurance)	12,559	292,499
Olin Corp. (Chemicals)	4,627	103,182
Omnicare, Inc. (Pharmaceuticals)	7,271	257,757
ONEOK, Inc. (Gas)	7,271	224,092
Outback Steakhouse, Inc. (Retail)	4,627	211,870
Pacific Sunwear of California, Inc. * (Retail)	5,288	147,958
PacifiCare Health Systems, Inc. * (Healthcare - Services)	5,949	338,617
Packaging Corp. of America (Packaging & Containers)	5,949	144,501
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	2,644	88,415
Patterson Dental Co. * (Healthcare - Products)	9,254	462,237
Patterson-UTI Energy, Inc. (Oil & Gas)	11,898	297,688
Payless ShoeSource, Inc. * (Retail)	4,627	73,060
Peabody Energy Corp. (Coal)	7,932	367,728
Pentair, Inc. (Miscellaneous Manufacturing)	7,271	283,568
Pepco Holdings, Inc. (Electric)	13,220	277,488
PepsiAmericas, Inc. (Beverages)	7,271	164,761
Perrigo Co. (Pharmaceuticals)	5,949	113,923
Petsmart, Inc. (Retail)	9,915	285,056
Pier 1 Imports, Inc. (Retail)	5,949	108,450
Pioneer Natural Resources Co. (Oil & Gas)	9,915	423,569
Plains Exploration & Production Co. * (Oil & Gas)	5,288	184,551
Plantronics, Inc. (Telecommunications)	3,305	125,854
Plexus Corp. * (Electronics)	3,305	38,041
PMI Group, Inc. (Insurance)	6,610	251,246
PNM Resources, Inc. (Electric)	3,966	105,813
Pogo Producing Co. (Oil & Gas)	4,627	227,833
Polycom, Inc. * (Telecommunications)	6,610	112,040
Potlatch Corp. (Forest Products & Paper)	1,983	93,340
Powerwave Technologies, Inc. * (Telecommunications)	6,610	51,161

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Precision Castparts Corp. (Metal Fabricate/Hardware)	4,627	356,325
Pride International, Inc. * (Oil & Gas)	8,593	213,450
Protective Life Corp. (Insurance)	4,627	181,841
Protein Design Labs, Inc. * (Biotechnology)	6,610	105,694
Puget Energy, Inc. (Electric)	6,610	145,684
Quanta Services, Inc. * (Commercial Services)	6,610	50,434
Questar Corp. (Pipelines)	5,949	352,478
Radian Group, Inc. (Insurance)	5,949	284,005
Raymond James Financial Corp. (Diversified Financial Services)	4,627	140,198
Rayonier, Inc. (Forest Products & Paper)	3,305	163,696
Reader’s Digest Association, Inc. (Media)	6,610	114,419
Regis Corp. (Retail)	3,305	135,274
Renal Care Group, Inc. * (Healthcare-Services)	4,627	175,548
Rent-A-Center, Inc. * (Commercial Services)	4,627	126,363
Republic Services, Inc. (Environmental Control)	9,915	331,954
Retek, Inc. * (Software)	3,966	44,499
Reynolds & Reynolds Co. (Computers)	3,966	107,320
RF Micro Devices, Inc. * (Telecommunications)	13,220	69,008
Rollins, Inc. (Commercial Services)	3,305	61,473
Ross Stores, Inc. (Retail)	9,915	288,923
RPM, Inc. (Chemicals)	7,932	144,997
RSA Security, Inc. * (Internet)	4,627	73,338
Ruby Tuesday, Inc. (Retail)	4,627	112,390
Ruddick Corp. (Food)	3,305	76,511
Saks, Inc. (Retail)	9,915	178,966
SanDisk Corp. * (Computers)	11,237	312,388
SCANA Corp. (Electric)	7,932	303,161
Scholastic Corp. * (Media)	2,644	97,537
SEI Investments Co. (Software)	5,949	215,115
Semtech Corp. * (Semiconductors)	5,288	94,497
Sensient Technologies Corp. (Chemicals)	3,305	71,256
Sepracor, Inc. * (Pharmaceuticals)	7,271	417,429
Sequa Corp. - Class A * (Aerospace/Defense)	661	34,273
Sierra Pacific Resources * (Electric)	7,932	85,269
Silicon Laboratories, Inc. * (Semiconductors)	3,305	98,192
Silicon Valley Bancshares * (Banks)	2,644	116,495
Smith International, Inc. (Oil & Gas Services)	7,271	456,110
Smithfield Foods, Inc. * (Food)	6,610	208,546
Sonoco Products Co. (Packaging & Containers)	6,610	190,699
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	3,305	56,053
SPX Corp. (Miscellaneous Manufacturing)	5,288	228,865
StanCorp Financial Group, Inc. (Insurance)	1,983	168,119
Steel Dynamics, Inc. (Iron/Steel)	3,305	113,857
Stericycle, Inc. * (Environmental Control)	3,305	146,081
STERIS Corp. * (Healthcare-Products)	4,627	116,832
Storage Technology Corp. * (Computers)	7,271	223,947
Swift Transportation Co., Inc. * (Transportation)	3,966	87,807
Sybase, Inc. * (Software)	6,610	122,021
Synopsys, Inc. * (Computers)	9,915	179,462
TCF Financial Corp. (Banks)	8,593	233,300
Tech Data Corp. * (Distribution/Wholesale)	3,966	146,980
Techne Corp. * (Healthcare - Products)	2,644	106,236
Tecumseh Products Co. (Machinery-Diversified)	1,322	52,364
Teleflex, Inc. (Miscellaneous Manufacturing)	2,644	135,320
Telephone & Data Systems, Inc. (Telecommunications)	3,966	323,626
The Ryland Group, Inc. (Home Builders)	3,305	204,976
The Scotts Co. - Class A * (Household Products/Wares)	1,983	139,266
The Timberland Co. - Class A * (Apparel)	1,983	140,654
Thomas & Betts Corp. * (Electronics)	3,966	128,102

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Thor Industries, Inc. (Home Builders)	3,305	98,853
Tidewater, Inc. (Oil & Gas Services)	3,966	154,119
Titan Corp. * (Aerospace/Defense)	5,949	108,034
Toll Brothers, Inc. * (Home Builders)	3,966	312,719
Tootsie Roll Industries, Inc. (Food)	2,644	79,320
Transaction Systems Architect, Inc. * (Software)	2,644	61,209
Triad Hospitals, Inc. * (Healthcare-Services)	5,288	264,929
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,644	74,481
TriQuint Semiconductor, Inc. * (Semiconductors)	9,254	31,279
Tupperware Corp. (Household Products/Wares)	3,966	80,748
Tyson Foods, Inc. - Class A (Food)	21,152	352,815
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	9,254	193,131
United Rentals, Inc. * (Commercial Services)	5,288	106,870
Unitrin, Inc. (Insurance)	3,966	180,056
Universal Corp. (Agriculture)	1,983	90,762
Universal Health Services, Inc. - Class B (Healthcare-Services)	3,966	207,818
Urban Outfitters, Inc. * (Retail)	4,627	221,957
UTStarcom, Inc. * (Telecommunications)	7,271	79,617
Valassis Communications, Inc. * (Commercial Services)	3,305	115,543
Valeant Pharmaceuticals International (Pharmaceuticals)	6,610	148,857
Valspar Corp. (Chemicals)	3,305	153,815
Varian Medical Systems, Inc. * (Healthcare-Products)	9,254	317,227
Varian, Inc. * (Electronics)	2,644	100,181
VCA Antech, Inc. * (Pharmaceuticals)	5,288	106,976
Vectren Corp. (Gas)	5,288	140,872
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,288	49,496
Vishay Intertechnology, Inc. * (Electronics)	11,237	139,676
VISX, Inc. * (Healthcare - Products)	3,305	77,469
W.R. Berkley Corp. (Insurance)	5,288	262,285
Waddell & Reed Financial, Inc. (Diversified Financial Services)	5,949	117,433
Washington Federal, Inc. (Savings & Loans)	5,949	138,671
Washington Post Co. - Class B (Media)	661	590,934
Weatherford International, Ltd. * (Oil & Gas Services)	9,254	536,176
Webster Financial Corp. (Banks)	3,966	180,096
Weingarten Realty Investors (Real Estate Investment Trust)	5,949	205,300
Werner Enterprises, Inc. (Transportation)	4,627	89,903
Westamerica Bancorporation (Banks)	2,644	136,880
Westar Energy, Inc. (Electric)	5,949	128,736
Western Gas Resources, Inc. (Pipelines)	4,627	159,400
Westwood One, Inc. * (Media)	5,949	121,062
WGL Holdings, Inc. (Gas)	3,305	102,323
Whole Foods Market, Inc. (Food)	4,627	472,555
Williams Sonoma, Inc. * (Retail)	7,932	291,501
Wilmington Trust Corp. (Banks)	4,627	162,408
Wind River Systems, Inc. * (Software)	5,288	79,743
Wisconsin Energy Corp. (Electric)	7,932	281,586
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,288	101,953
WPS Resources Corp. (Electric)	2,644	139,920
Yellow Roadway Corp. * (Transportation)	3,305	193,475
York International Corp. (Building Materials)	2,644	103,592
Zebra Technologies Corp. * (Machinery-Diversified)	5,288	251,128

TOTAL COMMON STOCKS (Cost $59,579,565)		71,201,981

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (17.5%)
UBS **, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $15,487,054 (Collateralized by $15,804,000 various U.S. Government Agency Obligations, 2.97%, 4/5/05, market value $15,797,051)	$15,486,000	15,486,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,486,000)		15,486,000

TOTAL INVESTMENT SECURITIES (Cost $75,065,565) - 98.1%		$86,687,981

Percentage indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $43,903,300)	133	$(941,507)

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $2,640,800)	40	$5,487

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 6/28/05 (Underlying notional amount at value $41,279,302)	62,652	$216,584

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/26/05 (Underlying notional amount at value $22,120,398)	33,573	$121,527

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.3%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.2%
Auto Parts & Equipment	0.7%
Banks	3.8%
Beverages	0.6%
Biotechnology	1.0%
Building Materials	0.3%
Chemicals	2.4%
Coal	0.6%
Commercial Services	3.0%
Computers	3.0%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.1%
Electric	4.0%
Electrical Components & Equipment	0.8%
Electronics	1.4%
Engineering & Construction	0.4%
Entertainment	0.5%
Environmental Control	0.5%
Food	2.2%
Forest Products & Paper	0.6%
Gas	0.7%
Hand/Machine Tools	0.1%
Healthcare-Products	3.1%
Healthcare-Services	3.0%
Holding Companies - Diversified	0.3%
Home Builders	2.2%
Home Furnishings	0.6%
Household Products/Wares	0.7%
Insurance	4.0%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	1.1%
Machinery-Diversified	0.9%
Media	1.8%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	1.8%
Office/Business Equipment	0.3%
Oil & Gas	3.7%
Oil & Gas Services	2.0%
Packaging & Containers	0.4%
Pharmaceuticals	2.2%
Pipelines	1.0%
Real Estate Investment Trust	2.0%
Retail	7.5%
Savings & Loans	1.0%
Semiconductors	2.3%
Software	2.0%
Telecommunications	1.6%
Textiles	0.4%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.2%
Other***	17.5%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraSmall-Cap ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (78.7%)
21st Century Insurance Group (Insurance)	5,170	$72,122
99 Cents Only Stores * (Retail)	11,750	154,748
A.C. Moore Arts & Crafts, Inc. * (Retail)	3,290	87,711
AAR Corp. * (Aerospace/Defense)	7,990	108,664
Aaron Rents, Inc. (Commercial Services)	8,460	169,200
Abaxis, Inc. * (Healthcare-Products)	4,230	37,436
Abgenix, Inc. * (Pharmaceuticals)	19,740	138,180
ABM Industries, Inc. (Commercial Services)	8,930	171,724
Acadia Realty Trust (Real Estate Investment Trust)	6,110	98,249
Actuant Corp. * (Miscellaneous Manufacturing)	5,170	232,236
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,580	177,660
Adaptec, Inc. * (Telecommunications)	25,380	121,570
Advanced Digital Information Corp. * (Computers)	15,510	127,182
Advisory Board Co. * (Commercial Services)	4,230	184,851
ADVO, Inc. (Advertising)	6,580	246,421
Affordable Residential Communities (Real Estate Investment Trust)	6,110	77,292
Agile Software Corp. * (Internet)	12,690	92,383
AirTran Holdings, Inc. * (Airlines)	10,810	97,831
AK Steel Holding Corp. * (Iron/Steel)	26,320	291,099
Alabama National BanCorp (Banks)	2,820	174,530
Alamosa Holdings, Inc. * (Telecommunications)	15,510	181,002
Albany International Corp. - Class A (Machinery-Diversified)	6,110	188,677
Albany Molecular Research, Inc. * (Commercial Services)	5,640	57,979
Albemarle Corp. (Chemicals)	4,230	153,803
Alfa Corp. (Insurance)	7,990	115,456
Alkermes, Inc. * (Pharmaceuticals)	18,330	190,265
Allegheny Technologies, Inc. (Iron/Steel)	13,160	317,288
Alliance Gaming Corp. * (Entertainment)	12,220	117,190
Alpharma, Inc. (Pharmaceuticals)	5,170	63,694
Altiris, Inc. * (Software)	5,170	123,305
AMCOL International Corp. (Mining)	5,170	96,989
American Medical Systems Holdings, Inc. * (Healthcare-Products)	12,220	209,940
American States Water Co. (Water)	3,760	95,128
American Woodmark Corp. (Home Furnishings)	2,820	102,310
AMERIGROUP Corp. * (Healthcare-Services)	3,760	137,466
Amis Holdings, Inc. * (Semiconductors)	7,520	84,901
Amli Residential Properties Trust (Real Estate Investment Trust)	6,110	167,353
AmSurg Corp. * (Healthcare-Services)	7,050	178,365
Anaren Microwave, Inc. * (Telecommunications)	5,170	62,712
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	4,700	132,117
Anixter International, Inc. * (Telecommunications)	6,110	220,877
ANSYS, Inc. * (Software)	7,520	257,259
Anteon International Corp. * (Computers)	5,640	219,565
Anthracite Capital, Inc. (Real Estate Investment Trust)	10,810	120,423
Apogee Enterprises, Inc. (Building Materials)	6,580	93,962
Apollo Investment Corp. (Investment Companies)	15,040	252,371
Applera Corp. - Celera Genomics Group * (Biotechnology)	17,390	178,248
Applied Industrial Technologies, Inc. (Machinery-Diversified)	6,110	166,192
Apria Healthcare Group, Inc. * (Healthcare-Services)	5,640	181,044
AptarGroup, Inc. (Miscellaneous Manufacturing)	5,640	293,167
aQuantive, Inc. * (Internet)	11,280	124,870
Aquila, Inc. * (Electric)	47,000	180,010
Arbitron Inc. (Commercial Services)	3,760	161,304
Arch Chemicals, Inc. (Chemicals)	5,170	147,190
Arctic Cat, Inc. (Leisure Time)	3,290	89,027

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Argonaut Group, Inc. * (Insurance)	5,640	119,681
Ariad Pharmaceuticals, Inc. * (Biotechnology)	12,690	71,064
Ariba, Inc. * (Internet)	10,810	83,886
Arkansas Best Corp. (Transportation)	5,170	195,323
Armor Holdings, Inc. * (Aerospace/Defense)	5,640	209,188
Ascential Software Corp. * (Software)	14,100	261,273
Atherogenics, Inc. * (Pharmaceuticals)	8,930	116,894
Avanex Corp. * (Telecommunications)	19,270	25,051
Aviall, Inc. * (Distribution/Wholesale)	5,640	157,920
Avista Corp. (Electric)	7,520	131,600
Axcelis Technologies, Inc. * (Semiconductors)	23,030	168,119
Aztar Corp. * (Lodging)	3,760	107,386
Baldor Electric Co. (Hand/Machine Tools)	7,050	181,961
BancorpSouth, Inc. (Banks)	14,570	300,725
Bandag, Inc. (Auto Parts & Equipment)	2,350	110,403
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	5,640	98,136
Banner Corp. (Banks)	2,350	63,380
Banta Corp. (Commercial Services)	3,290	140,812
BE Aerospace, Inc. * (Aerospace/Defense)	8,930	107,160
Bel Fuse, Inc. - Class B (Electronics)	2,820	85,446
Benchmark Electronics, Inc. * (Electronics)	8,930	284,241
Berry Petroleum Co. - Class A (Oil & Gas)	4,230	217,634
Beverly Enterprises, Inc. * (Healthcare-Services)	25,850	320,022
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	15,510	79,877
Black Box Corp. (Telecommunications)	3,760	140,662
Black Hills Corp. (Electric)	4,230	139,886
Blue Coat Systems, Inc. * (Internet)	2,350	55,225
Blyth, Inc. (Household Products/Wares)	4,700	149,648
Bone Care International, Inc. * (Pharmaceuticals)	3,760	97,534
Boston Private Financial Holdings, Inc. (Banks)	6,580	156,275
Bowne & Co., Inc. (Commercial Services)	8,460	127,238
Boyd Gaming Corp. (Lodging)	3,290	171,574
Brady Corp. - Class A (Electronics)	8,460	273,680
Brandywine Realty Trust (Real Estate Investment Trust)	5,640	160,176
Bright Horizons Family Solutions, Inc. * (Commercial Services)	6,580	222,009
Broadwing Corp. * (Telecommunications)	9,400	38,916
Brocade Communications Systems, Inc. * (Computers)	61,570	364,495
Brooks Automation, Inc. * (Semiconductors)	9,870	149,827
Brown Shoe Co., Inc. (Retail)	4,230	144,962
Brush Engineered Materials, Inc. * (Mining)	4,230	80,497
Buckeye Technologies, Inc. * (Forest Products & Paper)	7,050	76,140
Burlington Coat Factory Warehouse Corp. (Retail)	4,230	121,401
C&D Technologies, Inc. (Electrical Components & Equipment)	5,170	51,959
C-COR.net Corp. * (Telecommunications)	10,340	62,867
Cabot Microelectronics Corp. * (Chemicals)	5,170	162,235
California Pizza Kitchen, Inc. * (Retail)	4,700	110,168
California Water Service Group (Water)	3,760	125,471
Callaway Golf Co. (Leisure Time)	14,570	186,496
Calpine Corp. * (Electric)	100,110	280,308
Cambrex Corp. (Biotechnology)	5,640	120,132
Capital City Bank Group, Inc. (Banks)	2,350	95,199
Caraustar Industries, Inc. * (Forest Products & Paper)	7,050	90,945
Carpenter Technology Corp. (Iron/Steel)	4,700	279,227
Cascade Bancorp (Banks)	4,230	82,104
Cascade Corp. (Machinery-Diversified)	2,350	82,250
Casella Waste Systems, Inc. * (Environmental Control)	4,700	62,181
Casey’s General Stores, Inc. (Retail)	12,220	219,593
Cash America International, Inc. (Retail)	7,050	154,607
Catalina Marketing Corp. (Advertising)	11,280	292,152
Cathay Bancorp, Inc. (Banks)	10,340	325,709
Cell Therapeutics, Inc. * (Pharmaceuticals)	12,220	43,870
Centene Corp. * (Healthcare-Services)	9,400	281,906

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Central Pacific Financial Corp. (Banks)	3,760	126,524
Central Parking Corp. (Commercial Services)	4,230	72,671
Century Aluminum Co. * (Mining)	4,230	128,000
CH Energy Group, Inc. (Electric)	3,760	171,832
Champion Enterprises, Inc. * (Home Builders)	15,040	141,376
Charles River Associates, Inc. * (Commercial Services)	2,350	115,973
Charming Shoppes, Inc. * (Retail)	27,730	225,445
Charter Communications, Inc. - Class A * (Media)	64,860	103,776
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	8,460	181,890
Chattem, Inc. * (Cosmetics/Personal Care)	4,230	188,108
Checkpoint Systems, Inc. * (Electronics)	7,990	134,871
Chemical Financial Corp. (Banks)	5,640	183,328
Cheniere Energy, Inc. * (Oil & Gas)	4,700	303,197
Chesapeake Corp. (Packaging & Containers)	4,700	98,794
Chiquita Brands International, Inc. (Food)	8,460	226,559
Chittenden Corp. (Banks)	6,110	159,288
Chordiant Software, Inc. * (Internet)	17,390	29,041
Christopher & Banks Corp. (Retail)	7,990	140,624
Churchill Downs, Inc. (Entertainment)	1,880	74,429
Ciber, Inc. * (Computers)	12,220	88,839
Cimarex Energy Co. * (Oil & Gas)	8,930	348,270
Cincinnati Bell, Inc. * (Telecommunications)	59,220	251,686
Circor International, Inc. (Metal Fabricate/Hardware)	3,760	92,684
Citizens Banking Corp. (Banks)	10,340	303,582
City Holding Co. (Banks)	4,230	124,933
CKE Restaurants, Inc. * (Retail)	12,690	201,137
Clarcor, Inc. (Miscellaneous Manufacturing)	3,290	170,948
CLECO Corp. (Electric)	10,810	230,253
CMGI, Inc. * (Internet)	90,710	188,677
CMS Energy Corp. * (Electric)	31,960	416,759
CNET Networks, Inc. * (Internet)	26,790	252,897
Coeur d’Alene Mines Corp. * (Mining)	51,700	189,739
Cognex Corp. (Machinery-Diversified)	9,400	233,871
Coherent, Inc. * (Electronics)	7,050	238,008
Cohu, Inc. (Semiconductors)	5,170	82,462
Commerce Group, Inc. (Insurance)	5,170	320,436
Commercial Federal Corp. (Savings & Loans)	6,580	181,937
Commercial Metals Co. (Metal Fabricate/Hardware)	12,220	414,136
Commercial NET Lease Realty (Real Estate Investment Trust)	11,280	208,116
Commscope, Inc. * (Telecommunications)	5,170	77,343
Community Bank System, Inc. (Banks)	6,110	139,980
Community Banks, Inc. (Banks)	2,350	58,727
Community Trust Bancorp, Inc. (Banks)	2,820	81,244
Compass Minerals International, Inc. (Mining)	3,760	95,692
CompuCredit Corp. * (Diversified Financial Services)	4,700	125,114
Comstock Resources, Inc. * (Oil & Gas)	5,640	162,094
Conceptus, Inc. * (Healthcare-Products)	6,110	47,658
Concur Technologies, Inc. * (Software)	6,110	49,613
CONMED Corp. * (Healthcare-Products)	7,050	212,346
Consolidated Graphics, Inc. * (Commercial Services)	2,820	148,332
Continental Airlines, Inc. - Class B * (Airlines)	13,160	158,446
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	11,280	207,101
Cornerstone Realty Income Trust, Inc. (Real Estate Investment Trust)	12,220	121,222
Corporate Office Properties Trust (Real Estate Investment Trust)	7,050	186,684
Correctional Properties Trust (Real Estate Investment Trust)	2,820	71,205
Corrections Corp. of America * (Commercial Services)	7,520	290,272
Corus Bankshares, Inc. (Banks)	3,760	179,314
CoStar Group, Inc. * (Commercial Services)	3,760	138,556
Cousins Properties, Inc. (Real Estate Investment Trust)	5,640	145,907
Coventry Health Care, Inc. * (Healthcare-Services)	2,025	137,984
Cray, Inc. * (Computers)	20,680	52,734
Credence Systems Corp. * (Semiconductors)	19,740	156,143

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Crompton Corp. (Chemicals)	27,730	404,857
Cross Country Healthcare, Inc. * (Commercial Services)	5,640	94,526
Crown Holdings, Inc. * (Packaging & Containers)	25,850	402,226
CSK Auto Corp. * (Retail)	9,870	174,206
CTI Molecular Imaging, Inc. * (Healthcare-Products)	7,520	152,430
Cubic Corp. (Electronics)	3,760	71,214
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	9,870	104,819
Cuno, Inc. * (Miscellaneous Manufacturing)	4,230	217,380
Curtiss-Wright Corp. (Aerospace/Defense)	4,700	267,900
CV Therapeutics, Inc. * (Pharmaceuticals)	7,520	153,107
CVB Financial Corp. (Banks)	10,810	196,093
Datascope Corp. (Healthcare-Products)	2,820	86,236
Decode Genetics, Inc. * (Biotechnology)	11,750	66,975
Delphi Financial Group, Inc. - Class A (Insurance)	2,350	101,050
Delta Air Lines, Inc. * (Airlines)	25,850	104,693
Deltic Timber Corp. (Forest Products & Paper)	2,350	91,885
Denbury Resources, Inc. * (Oil & Gas)	6,580	231,813
Dendrite International, Inc. * (Software)	8,930	125,377
DHB Industries, Inc. * (Apparel)	4,700	41,360
Diagnostic Products Corp. (Healthcare-Products)	4,700	227,010
Dick’s Sporting Goods, Inc. * (Retail)	7,050	258,946
Digital River, Inc. * (Internet)	7,050	219,678
Digital Theater Systems, Inc. * (Home Furnishings)	4,230	76,605
Digitas, Inc. * (Internet)	13,160	132,916
Dime Community Bancshares, Inc. (Savings & Loans)	7,520	114,304
Dionex Corp. * (Electronics)	4,700	256,150
Direct General Corp. (Insurance)	3,760	77,230
Discovery Laboratories, Inc. * (Pharmaceuticals)	11,280	63,506
Ditech Communications Corp. * (Telecommunications)	7,050	87,914
DJ Orthopedics, Inc. * (Healthcare-Products)	4,230	105,962
Dobson Communications Corp. * (Telecommunications)	26,320	53,166
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	5,170	169,473
Downey Financial Corp. (Savings & Loans)	3,290	202,434
Drew Industries, Inc. * (Building Materials)	1,880	70,782
DRS Technologies, Inc. * (Aerospace/Defense)	3,760	159,800
Dyax Corp. * (Pharmaceuticals)	6,110	19,674
Dycom Industries, Inc. * (Engineering & Construction)	7,520	172,885
Eagle Materials - Class A (Building Materials)	3,760	304,335
EarthLink, Inc. * (Internet)	32,430	291,869
Eastgroup Properties, Inc. (Real Estate Investment Trust)	4,230	159,471
Eclipsys Corp. * (Software)	8,930	138,236
EDO Corp. (Aerospace/Defense)	3,760	112,988
eFunds Corp. * (Software)	10,810	241,279
El Paso Electric Co. * (Electric)	10,810	205,390
Electro Scientific Industries, Inc. * (Electronics)	6,580	127,586
ElkCorp (Building Materials)	4,700	180,762
Emmis Communications Corp. * (Media)	10,340	198,735
Empire District Electric Co. (Electric)	5,640	131,186
Emulex Corp. * (Semiconductors)	16,920	318,772
Encore Acquisition Co. * (Oil & Gas)	5,170	213,521
Encysive Pharmaceuticals, Inc. * (Biotechnology)	12,690	129,692
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	5,170	142,175
Enterasys Networks, Inc. * (Telecommunications)	50,760	71,064
Entertainment Properties Trust (Real Estate Investment Trust)	4,700	194,721
Entravision Communications Corp. * (Media)	11,750	104,223
Entrust Technologies, Inc. * (Internet)	15,510	58,163
Enzo Biochem, Inc. * (Biotechnology)	5,640	81,329
Epicor Software Corp. * (Software)	9,400	123,140
Equity Inns, Inc. (Real Estate Investment Trust)	10,810	119,234
Equity Lifestyle Properties, Inc. (Real Estate Investment Trust)	3,760	132,540
Equity One, Inc. (Real Estate Investment Trust)	7,050	145,160
eResearch Technology, Inc. * (Internet)	7,520	88,586

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	3,290	264,352
ESS Technology, Inc. * (Semiconductors)	7,990	42,107
Essex Property Trust, Inc. (Real Estate Investment Trust)	2,350	162,009
Esterline Technologies Corp. * (Aerospace/Defense)	5,170	178,624
Ethan Allen Interiors, Inc. (Home Furnishings)	2,350	75,200
Excel Technology, Inc. * (Electronics)	2,820	69,316
Exelixis, Inc. * (Biotechnology)	15,040	101,971
Exide Technologies * (Auto Parts & Equipment)	5,640	72,756
ExpressJet Holdings, Inc. * (Airlines)	8,930	101,891
F.N.B. Corp. (Banks)	6,580	126,007
FBL Financial Group, Inc. - Class A (Insurance)	2,820	78,960
FelCor Lodging Trust, Inc. * (Real Estate Investment Trust)	11,750	146,053
Ferro Corp. (Chemicals)	6,580	123,836
Fidelity Bankshares, Inc. (Savings & Loans)	4,700	108,006
Filenet Corp. * (Software)	8,460	192,719
Financial Federal Corp. (Diversified Financial Services)	3,290	116,367
Finisar Corp. * (Telecommunications)	39,950	49,938
Finish Line, Inc. - Class A (Retail)	9,400	217,610
First BanCorp (Banks)	7,520	317,719
First Charter Corp. (Banks)	7,050	159,260
First Citizens BancShares, Inc. - Class A (Banks)	1,410	206,396
First Commonwealth Financial Corp. (Banks)	16,920	231,804
First Community Bancorp - Class A (Banks)	3,290	145,747
First Community Bancshares, Inc. (Banks)	2,350	65,965
First Financial Bancorp (Banks)	8,460	154,395
First Financial Bankshares, Inc. (Banks)	3,290	146,833
First Financial Corp. (Banks)	3,290	97,220
First Financial Holdings, Inc. (Savings & Loans)	2,820	78,340
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	6,110	103,137
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	6,110	231,141
First Merchants Corp. (Banks)	4,700	121,730
First Republic Bank (Banks)	4,957	160,458
FirstFed Financial Corp. * (Savings & Loans)	3,290	167,823
Fisher Communications, Inc. * (Media)	1,410	72,911
Florida East Coast Industries, Inc. (Transportation)	5,170	219,622
Flowers Foods, Inc. (Food)	7,520	212,139
Flushing Financial Corp. (Savings & Loans)	4,230	76,986
Forest Oil Corp. * (Oil & Gas)	6,110	247,455
Formfactor, Inc. * (Semiconductors)	6,580	148,971
Franklin Electric Co., Inc. (Hand/Machine Tools)	3,760	141,865
Fred’s, Inc. (Retail)	9,400	161,398
Frontier Financial Corp. (Banks)	3,760	142,504
FTI Consulting, Inc. * (Commercial Services)	8,930	184,315
Fuller (H.B.) Co. (Chemicals)	6,110	177,190
Furniture Brands International, Inc. (Home Furnishings)	4,700	102,507
G & K Services, Inc. (Textiles)	4,230	170,427
Gables Residential Trust (Real Estate Investment Trust)	2,350	78,255
Gardner Denver, Inc. * (Machinery-Diversified)	4,230	167,127
Gartner Group, Inc. * (Commercial Services)	10,810	103,452
Gateway, Inc. * (Computers)	53,580	215,927
GATX Corp. (Trucking & Leasing)	5,170	171,592
Gaylord Entertainment Co. * (Lodging)	5,640	227,856
GenCorp, Inc. (Aerospace/Defense)	8,460	169,200
General Cable Corp. * (Electrical Components & Equipment)	9,400	113,458
General Communication, Inc. - Class A * (Telecommunications)	10,810	98,695
Genesee & Wyoming, Inc. - Class A * (Transportation)	3,760	97,422
Genesis Healthcare Corp. * (Healthcare-Services)	4,700	201,583
Gentiva Health Services, Inc. * (Healthcare-Services)	6,110	98,860
Geron Corp. * (Biotechnology)	10,810	66,049
Getty Realty Corp. (Real Estate Investment Trust)	4,230	108,077
Gibraltar Industries, Inc. (Iron/Steel)	5,640	123,742
Glacier Bancorp, Inc. (Banks)	6,110	186,355

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Glatfelter (Forest Products & Paper)	7,050	103,988
Glimcher Realty Trust (Real Estate Investment Trust)	7,990	189,363
Global Industries, Ltd. * (Oil & Gas Services)	19,740	185,556
Global Power Equipment Group, Inc. * (Machinery-Diversified)	7,990	76,544
Golden Telecom, Inc. (Telecommunications)	3,290	84,224
Granite Construction, Inc. (Engineering & Construction)	3,760	98,775
Graphic Packaging Corp. * (Packaging & Containers)	15,980	70,472
Gray Television, Inc. (Media)	10,810	156,421
Greif Brothers Corp. - Class A (Packaging & Containers)	3,290	229,247
Grey Wolf, Inc. * (Oil & Gas)	45,120	296,890
Group 1 Automotive, Inc. * (Retail)	3,760	98,888
Guitar Center, Inc. * (Retail)	5,170	283,470
Gymboree Corp. * (Apparel)	7,520	94,301
Hancock Holding Co. (Banks)	6,580	213,850
Handelman Co. (Distribution/Wholesale)	5,640	106,934
Hanover Compressor Co. * (Oil & Gas Services)	11,280	136,150
Harbor Florida Bancshares, Inc. (Savings & Loans)	5,170	176,297
Harland (John H.) Co. (Household Products/Wares)	6,110	209,940
Harleysville National Corp. (Banks)	6,110	129,838
Harris Interactive, Inc. * (Internet)	11,750	54,168
Harvest Natural Resources, Inc. * (Oil & Gas)	8,460	100,589
Haverty Furniture Cos., Inc. (Retail)	4,700	71,675
Hayes Lemmerz International, Inc. * (Auto Parts & Equipment)	8,930	46,436
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	6,580	239,775
Heartland Express, Inc. (Transportation)	11,280	216,012
Hecla Mining Co. * (Mining)	28,670	157,112
HEICO Corp. (Aerospace/Defense)	4,700	94,470
Helmerich & Payne, Inc. (Oil & Gas)	7,520	298,469
Hibbett Sporting Goods, Inc. * (Retail)	5,640	169,426
Highland Hospitality Corp. (Real Estate Investment Trust)	8,460	87,561
Highwoods Properties, Inc. (Real Estate Investment Trust)	11,750	315,134
Hollinger International, Inc. (Media)	10,810	117,829
Holly Corp. (Oil & Gas)	4,700	175,169
Hologic, Inc. * (Healthcare-Products)	4,700	149,813
Home Properties Of New York, Inc. (Real Estate Investment Trust)	3,760	145,888
HomeStore, Inc. * (Internet)	23,030	51,127
Hooper Holmes, Inc. (Commercial Services)	13,630	52,067
Horace Mann Educators Corp. (Insurance)	8,930	158,418
Hot Topic, Inc. * (Retail)	11,750	256,738
Human Genome Sciences, Inc. * (Biotechnology)	27,730	255,671
Hydril Co. * (Oil & Gas Services)	3,760	219,622
Hypercom Corp. * (Telecommunications)	12,220	57,801
IBERIABANK Corp. (Banks)	1,410	79,327
Identix, Inc. * (Electronics)	21,150	106,808
IDEX Corp. (Machinery-Diversified)	8,930	360,325
IDX Systems Corp. * (Software)	5,170	179,554
IHOP Corp. (Retail)	5,170	246,506
II-VI, Inc. * (Electronics)	5,640	98,362
Imation Corp. (Computers)	7,520	261,320
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	8,460	162,263
Impax Laboratories, Inc. * (Pharmaceuticals)	11,750	188,000
Incyte Genomics, Inc. * (Biotechnology)	14,570	99,513
Independent Bank Corp. - Massachusetts (Banks)	3,760	109,040
Independent Bank Corp. - Michigan (Banks)	4,230	121,697
Infinity Property & Casualty Corp. (Insurance)	5,170	161,614
InFocus Corp. * (Computers)	9,400	53,956
Informatica Corp. * (Software)	20,680	171,024
infoUSA, Inc. (Software)	7,520	79,035
InnKeepers U.S.A Trust (Real Estate Investment Trust)	7,990	103,151
Insight Communications Co., Inc. * (Media)	10,810	128,099
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	6,580	95,476
Integra Bank Corp. (Banks)	3,760	83,246

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Integrated Device Technology, Inc. * (Semiconductors)	14,100	169,623
Integrated Silicon Solution, Inc. * (Semiconductors)	8,460	56,682
Interactive Data Corp. * (Commercial Services)	8,930	185,298
Interdigital Communications Corp. * (Telecommunications)	12,690	194,411
Interface, Inc. - Class A * (Office Furnishings)	10,810	73,724
Internet Capital Group, Inc. * (Internet)	9,400	65,988
Internet Security Systems, Inc. * (Internet)	8,930	163,419
InterVoice-Brite, Inc. * (Computers)	8,460	95,006
Interwoven, Inc. * (Internet)	9,870	76,887
Intrado, Inc. * (Telecommunications)	4,230	52,029
Intuitive Surgical, Inc. * (Healthcare-Products)	7,990	363,304
Invacare Corp. (Healthcare-Products)	5,640	251,713
Inverness Medical Innovation, Inc. * (Healthcare-Products)	3,290	77,315
Investors Real Estate Trust (Real Estate Investment Trust)	9,870	92,087
Iomega Corp. * (Computers)	12,220	52,424
Ipass, Inc. * (Internet)	10,810	66,157
Ipayment, Inc. * (Commercial Services)	2,350	99,170
Irwin Financial Corp. (Banks)	4,230	97,375
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	12,690	49,110
Jack in the Box, Inc. * (Retail)	4,230	156,933
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	18,330	178,901
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	6,110	131,182
Jarden Corp. * (Household Products/Wares)	5,640	258,763
JLG Industries, Inc. (Machinery-Construction & Mining)	9,400	202,570
Jo-Ann Stores, Inc. * (Retail)	4,700	132,023
Jones Lang LaSalle, Inc. * (Real Estate)	6,580	306,957
Journal Register Co. * (Media)	9,400	156,980
Joy Global, Inc. (Machinery-Construction & Mining)	17,545	615,128
K-V Pharmaceutical Co. * (Pharmaceuticals)	8,460	196,272
K2, Inc. * (Leisure Time)	7,520	103,400
Kadant, Inc. * (Machinery-Diversified)	3,290	61,030
Kansas City Southern Industries, Inc. * (Transportation)	9,400	181,044
Kaydon Corp. (Metal Fabricate/Hardware)	6,110	191,854
KCS Energy, Inc. * (Oil & Gas)	11,750	180,480
Keane, Inc. * (Software)	10,810	140,854
Kellwood Co. (Apparel)	4,700	135,313
Kelly Services, Inc. - Class A (Commercial Services)	4,230	121,782
Kennametal, Inc. (Hand/Machine Tools)	7,990	379,445
Kensey Nash Corp. * (Healthcare-Products)	2,350	63,638
Key Energy Group * (Oil & Gas Services)	18,800	215,636
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	3,760	87,082
KFx, Inc. * (Energy - Alternate Sources)	10,340	138,556
Kilroy Realty Corp. (Real Estate Investment Trust)	2,820	115,366
Kimball International, Inc. - Class B (Home Furnishings)	5,170	74,965
Kindred Healthcare, Inc. * (Healthcare-Services)	6,580	230,958
Kirby Corp. * (Transportation)	5,170	217,295
Knight Trading Group, Inc. * (Diversified Financial Services)	27,730	267,317
Knight Transportation, Inc. (Transportation)	8,930	220,303
Kopin Corp. * (Semiconductors)	16,920	51,944
Korn/Ferry International * (Commercial Services)	7,520	143,106
Kramont Realty Trust (Real Estate Investment Trust)	5,640	131,976
Kronos, Inc. * (Computers)	6,110	312,282
La Quinta Corp. * (Lodging)	45,120	383,519
La-Z-Boy, Inc. (Home Furnishings)	11,280	157,130
LabOne, Inc. * (Healthcare-Services)	4,230	145,850
Labor Ready, Inc. * (Commercial Services)	8,460	157,779
Laclede Group, Inc. (Gas)	5,170	150,964
Laidlaw International * (Transportation)	21,150	439,919
Lancaster Colony Corp. (Miscellaneous Manufacturing)	6,580	279,979
Lance, Inc. (Food)	6,110	98,188
Landauer, Inc. (Commercial Services)	2,350	111,719
Landstar System, Inc. * (Transportation)	14,100	461,774

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Lasalle Hotel Properties (Real Estate Investment Trust)	6,580	191,149
Lattice Semiconductor Corp. * (Semiconductors)	27,260	146,386
Lawson Software, Inc. * (Software)	13,160	77,644
Lennox International, Inc. (Building Materials)	9,870	216,350
Levitt Corp. - Class A (Home Builders)	3,760	96,406
Lexicon Genetics, Inc. * (Biotechnology)	15,040	76,854
Libbey, Inc. (Housewares)	3,290	69,090
Lifecell Corp. * (Biotechnology)	7,050	62,745
Ligand Pharmaceuticals, Inc. - Class B * (Pharmaceuticals)	16,920	96,952
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	7,990	240,339
Lindsay Manufacturing Co. (Machinery-Diversified)	2,820	53,806
Linens ‘n Things, Inc. * (Retail)	5,640	140,041
Lionbridge Technologies, Inc. * (Internet)	11,280	64,183
Lithia Motors, Inc. - Class A (Retail)	3,290	84,257
Littelfuse, Inc. * (Electrical Components & Equipment)	5,170	148,120
LKQ Corp. * (Distribution/Wholesale)	3,290	66,030
Longview Fibre Co. (Forest Products & Paper)	12,220	229,247
Luminex Corp. * (Healthcare-Products)	6,580	49,547
M/I Schottenstein Homes, Inc. (Home Builders)	2,350	114,986
Macdermid, Inc. (Chemicals)	6,580	213,850
Macrovision Corp. * (Entertainment)	10,340	235,648
Magellan Health Services, Inc. * (Healthcare-Services)	6,580	224,049
Magnum Hunter Resources, Inc. * (Oil & Gas)	15,040	242,294
Maguire Properties, Inc. (Real Estate Investment Trust)	7,050	168,354
Manitowoc Co. (Machinery-Diversified)	5,640	227,800
ManTech International Corp. - Class A * (Software)	4,230	97,586
Marcus Corp. (Lodging)	4,700	96,350
MarineMax, Inc. * (Retail)	2,820	87,928
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,232	0
MatrixOne, Inc. * (Internet)	11,750	56,048
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	7,990	261,752
Mattson Technology, Inc. * (Semiconductors)	9,400	74,636
Maverick Tube Corp. * (Oil & Gas Services)	3,290	106,958
Maximus, Inc. (Commercial Services)	4,230	141,663
MB Financial, Inc. (Banks)	4,230	162,009
McDATA Corp. - Class A * (Computers)	28,200	106,314
McGrath Rentcorp (Commercial Services)	4,700	109,886
Medarex, Inc. * (Pharmaceuticals)	19,270	137,395
Mentor Corp. (Healthcare-Products)	9,870	316,827
Mercury Computer Systems, Inc. * (Computers)	5,170	142,589
MeriStar Hospitality Corp. * (Real Estate Investment Trust)	21,150	148,050
Metal Management, Inc. (Environmental Control)	4,230	108,626
Metals USA, Inc. * (Metal Fabricate/Hardware)	4,700	92,073
Methode Electronics, Inc. - Class A (Electronics)	8,460	102,451
MFA Mortgage Investments, Inc. (Real Estate Investment Trust)	16,450	125,185
MGE Energy, Inc. (Electric)	4,700	155,805
Micromuse, Inc. * (Software)	18,800	85,164
Micros Systems, Inc. * (Computers)	7,520	276,059
Mid-State Bancshares (Banks)	5,640	150,024
Mindspeed Technologies, Inc. * (Semiconductors)	23,970	53,453
Mine Safety Appliances Co. (Environmental Control)	5,170	200,286
Modine Manufacturing Co. (Auto Parts & Equipment)	5,640	165,421
Molina Healthcare, Inc. * (Healthcare-Services)	2,350	108,312
Monaco Coach Corp. (Home Builders)	5,640	91,086
Moog, Inc. - Class A * (Aerospace/Defense)	6,110	276,172
MPS Group, Inc. * (Commercial Services)	23,500	246,985
MTS Systems Corp. (Computers)	5,170	150,085
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,640	158,766
Myers Industries, Inc. (Miscellaneous Manufacturing)	5,170	72,949
Mykrolis Corp. * (Semiconductors)	9,870	141,141
Nabi Biopharmaceuticals * (Pharmaceuticals)	14,100	175,968
Nara Bancorp, Inc. (Banks)	4,230	59,432

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
National Financial Partners (Diversified Financial Services)	7,990	318,003
National Health Investors, Inc. (Real Estate Investment Trust)	5,640	146,527
National Penn Bancshares, Inc. (Banks)	7,050	173,219
National Western Life Insurance Co. - Class A * (Insurance)	470	80,342
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	15,040	303,957
Navigant Consulting Co. * (Commercial Services)	10,810	294,355
NBT Bancorp, Inc. (Banks)	7,990	179,056
NCI Building Systems, Inc * (Building Materials)	4,230	163,278
NCO Group, Inc. * (Commercial Services)	6,580	128,639
NDCHealth Corp. (Software)	3,760	60,085
Newcastle Investment Corp. (Real Estate Investment Trust)	7,050	208,680
Newpark Resources, Inc. * (Oil & Gas Services)	20,210	119,037
NMS Communications Corp. * (Telecommunications)	11,280	48,391
North Pittsburgh Systems, Inc. (Telecommunications)	3,760	74,316
Northwest Airlines Corp. - Class A * (Airlines)	16,450	110,051
Northwest Bancorp, Inc. (Savings & Loans)	4,700	100,627
Northwest Natural Gas Co. (Gas)	6,580	237,998
NS Group, Inc. * (Metal Fabricate/Hardware)	4,230	132,864
Nu Skin Enterprises, Inc. (Retail)	11,750	264,492
Nuvelo, Inc. * (Pharmaceuticals)	7,050	45,825
Oceaneering International, Inc. * (Oil & Gas Services)	6,110	229,125
Octel Corp. (Chemicals)	2,820	52,255
Ocwen Financial Corp. * (Savings & Loans)	9,400	75,858
Odyssey Healthcare, Inc. * (Healthcare-Services)	8,930	105,017
Offshore Logistics, Inc. * (Transportation)	4,700	156,604
Ohio Casualty Corp. * (Insurance)	14,570	334,818
Oil States International, Inc. * (Oil & Gas Services)	7,050	144,878
Old Dominion Freight Line, Inc. * (Transportation)	3,760	117,124
Old National Bancorp (Banks)	13,630	276,689
Old Second Bancorp, Inc. (Banks)	2,820	85,094
OM Group, Inc. * (Chemicals)	5,170	157,271
OMEGA Healthcare Investors, Inc. (Real Estate Investment Trust)	11,280	123,854
ON Semiconductor Corp. * (Semiconductors)	29,140	115,103
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	6,110	191,549
Open Solutions, Inc. * (Software)	2,820	55,921
Opsware, Inc. * (Internet)	12,220	63,055
OraSure Technologies, Inc. * (Healthcare-Products)	9,400	69,184
Orbital Sciences Corp. * (Aerospace/Defense)	10,340	100,091
Oriental Financial Group, Inc. (Banks)	4,230	99,067
OrthoLogic Corp. * (Healthcare-Products)	8,460	42,808
Oscient Pharmaceuticals Corp. * (Biotechnology)	14,570	34,094
Otter Tail Power Co. (Electric)	6,110	152,994
Overseas Shipholding Group, Inc. (Transportation)	2,350	147,839
Overstock.com, Inc. * (Internet)	2,820	121,232
Owens & Minor, Inc. (Distribution/Wholesale)	8,930	242,450
Oxford Industries, Inc. (Apparel)	3,290	120,381
P.F. Chang’s China Bistro, Inc. * (Retail)	3,760	224,848
Pacific Capital Bancorp (Banks)	10,810	321,921
Packeteer, Inc. * (Software)	7,990	122,966
PalmOne, Inc. * (Computers)	6,110	155,072
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,880	62,867
Parametric Technology Corp. * (Software)	64,390	359,940
PAREXEL International Corp. * (Commercial Services)	6,110	143,585
Park National Corp. (Banks)	2,820	317,249
Parker Drilling Co. * (Oil & Gas)	22,560	129,720
Paxar Corp. * (Electronics)	8,460	180,536
Payless ShoeSource, Inc. * (Retail)	14,570	230,060
Pediatrix Medical Group, Inc. * (Healthcare-Services)	4,700	322,372
Peet’s Coffee & Tea, Inc. * (Beverages)	2,820	69,513
Penn Virginia Corp. (Oil & Gas)	4,230	194,157
Pennsylvania REIT (Real Estate Investment Trust)	6,580	265,306
Pep Boys-Manny, Moe & Jack (Retail)	5,640	99,151

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Per-Se Technologies, Inc. * (Software)	5,640	86,574
Perot Systems Corp. - Class A * (Computers)	18,330	246,355
Perrigo Co. (Pharmaceuticals)	14,570	279,015
PFF Bancorp, Inc. (Savings & Loans)	3,606	99,526
Pharmos Corp. * (Pharmaceuticals)	21,150	13,325
Philadelphia Consolidated Holding Corp. * (Insurance)	4,230	327,951
Pinnacle Entertainment, Inc. * (Entertainment)	8,460	141,282
Pixelworks, Inc. * (Semiconductors)	9,870	80,441
Plains Exploration & Production Co. * (Oil & Gas)	14,100	492,089
Plug Power, Inc. * (Energy - Alternate Sources)	11,750	77,550
PNM Resources, Inc. (Electric)	11,280	300,950
PolyOne Corp. * (Chemicals)	22,090	196,159
Post Properties, Inc. (Real Estate Investment Trust)	9,400	291,775
Powerwave Technologies, Inc. * (Telecommunications)	15,510	120,047
Prentiss Properties Trust (Real Estate Investment Trust)	7,050	240,828
Presidential Life Corp. (Insurance)	5,170	84,168
Price Communications Corp. * (Telecommunications)	8,460	148,050
PRIMEDIA, Inc. * (Media)	31,960	139,026
Primus Telecommunications Group, Inc. * (Telecommunications)	17,860	28,040
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	7,050	152,492
PrivateBancorp, Inc. (Banks)	3,760	118,102
ProAssurance Corp. * (Insurance)	6,110	241,345
ProQuest Co. * (Internet)	5,640	203,886
Prosperity Bancshares, Inc. (Banks)	3,760	99,602
Provident Bankshares Corp. (Banks)	7,990	263,350
Provident Financial Services, Inc. (Savings & Loans)	13,160	225,035
Province Healthcare Co. * (Healthcare-Services)	10,810	260,413
PS Business Parks, Inc. (Real Estate Investment Trust)	2,820	113,646
PSS World Medical, Inc. * (Healthcare-Products)	16,450	187,037
Pulitzer, Inc. (Media)	1,880	119,812
Quanta Services, Inc. * (Commercial Services)	17,390	132,686
Quantum Corp. * (Computers)	43,240	125,828
R & G Financial Corp. - Class B (Banks)	6,110	190,449
RailAmerica, Inc. * (Transportation)	8,460	105,581
RAIT Investment Trust (Real Estate Investment Trust)	4,700	126,054
Ralcorp Holdings, Inc. (Food)	6,110	289,308
Range Resources Corp. (Oil & Gas)	16,450	384,272
RARE Hospitality International, Inc. * (Retail)	7,990	246,731
RC2 Corp. * (Toys/Games/Hobbies)	3,290	111,860
Reader’s Digest Association, Inc. (Media)	16,450	284,749
RealNetworks, Inc. * (Internet)	26,790	154,846
Realty Income Corp. (Real Estate Investment Trust)	12,220	279,594
Red Robin Gourmet Burgers, Inc. * (Retail)	2,820	143,566
Regal-Beloit Corp. (Hand/Machine Tools)	6,110	175,907
Reliance Steel & Aluminum Co. (Iron/Steel)	4,230	169,242
Revlon, Inc. - Class A * (Cosmetics/Personal Care)	35,250	101,520
RF Micro Devices, Inc. * (Telecommunications)	41,360	215,899
RLI Corp. (Insurance)	4,700	194,815
Rock-Tenn Co. (Forest Products & Paper)	7,050	93,765
Rogers Corp. * (Electronics)	3,760	150,400
RTI International Metals, Inc. * (Mining)	5,170	120,978
Ruddick Corp. (Food)	7,990	184,969
Russell Corp. (Apparel)	7,050	127,464
Ryan’s Restaurant Group, Inc. * (Retail)	10,340	150,240
Ryerson Tull, Inc. (Iron/Steel)	5,640	71,459
S & T Bancorp, Inc. (Banks)	5,640	199,656
S1 Corp. * (Internet)	16,920	117,425
Safeguard Scientifics, Inc. * (Software)	28,670	40,711
SafeNet, Inc. * (Telecommunications)	5,640	165,308
Saga Communications, Inc. * (Media)	3,760	60,536
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	8,460	139,505
Sandy Spring Bancorp, Inc. (Banks)	3,290	106,333

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Sapient Corp. * (Internet)	18,800	138,086
Scansoft, Inc. * (Software)	19,270	71,684
ScanSource, Inc. * (Distribution/Wholesale)	2,820	146,161
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,820	94,611
SCP Pool Corp. (Distribution/Wholesale)	12,690	404,303
SEACOR SMIT, Inc. * (Oil & Gas Services)	3,760	239,699
Secure Computing Corp. * (Internet)	8,460	72,502
Select Comfort Corp. * (Retail)	7,990	163,316
Sensient Technologies Corp. (Chemicals)	10,340	222,930
Sequa Corp. - Class A * (Aerospace/Defense)	1,410	73,109
SERENA Software, Inc. * (Software)	6,110	145,174
Shaw Group, Inc. * (Engineering & Construction)	13,160	286,887
Shopko Stores, Inc. * (Retail)	7,050	156,651
Sierra Pacific Resources * (Electric)	25,380	272,835
Silgan Holdings, Inc. (Packaging & Containers)	2,820	183,244
Silicon Graphics, Inc. * (Computers)	62,980	74,946
Silicon Image, Inc. * (Semiconductors)	17,860	179,672
Silicon Storage Technology, Inc. * (Computers)	18,800	69,936
Siliconix, Inc. * (Semiconductors)	1,410	49,745
Simmons First National Corp. - Class A (Banks)	3,760	93,323
Simpson Manufacturing Co., Inc. (Building Materials)	8,460	261,414
Sinclair Broadcast Group, Inc. - Class A (Media)	10,810	86,804
Six Flags, Inc. * (Entertainment)	20,680	85,202
SkyWest, Inc. (Airlines)	14,100	262,118
Skyworks Solutions, Inc. * (Semiconductors)	31,490	199,962
Sonic Automotive, Inc. (Retail)	5,640	128,084
Sonic Solutions * (Electronics)	4,230	63,662
SonoSite, Inc. * (Healthcare-Products)	3,760	97,685
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	8,930	151,453
Southern Union Co. * (Gas)	8,460	212,431
Southwest Gas Corp. (Gas)	7,520	181,683
Southwestern Energy Co. * (Oil & Gas)	7,520	426,835
Spartech Corp. (Chemicals)	6,110	121,284
Speedway Motorsports, Inc. (Entertainment)	3,760	134,232
Spherion Corp. * (Commercial Services)	14,570	109,129
SRA International, Inc. - Class A * (Computers)	2,350	141,588
St. Mary Land & Exploration Co. (Oil & Gas)	6,110	305,806
Standard Microsystems Corp. * (Semiconductors)	4,230	73,433
Standex International Corp. (Miscellaneous Manufacturing)	2,820	76,986
StarTek, Inc. (Commercial Services)	2,820	47,376
State Auto Financial Corp. (Insurance)	3,290	87,580
STERIS Corp. * (Healthcare-Products)	10,810	272,953
Sterling Bancorp (Banks)	3,760	91,255
Sterling Bancshares, Inc. (Banks)	10,810	153,502
Sterling Financial Corp. - Pennsylvania (Banks)	5,170	134,523
Sterling Financial Corp. - Spokane * (Savings & Loans)	5,640	201,348
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	7,050	161,375
Stewart Enterprises, Inc. - Class A * (Commercial Services)	25,850	158,978
Strayer Education, Inc. (Commercial Services)	3,290	372,822
Suffolk Bancorp (Banks)	2,820	93,145
Superior Energy Services, Inc. * (Oil & Gas Services)	13,160	226,352
SureWest Communications (Telecommunications)	3,290	75,867
Susquehanna Bancshares, Inc. (Banks)	11,280	275,006
Swift Energy Co. * (Oil & Gas)	5,640	160,402
Sybron Dental Special, Inc. * (Healthcare-Products)	9,400	337,459
Sycamore Networks, Inc. * (Telecommunications)	41,830	148,915
Symmetricom, Inc. * (Telecommunications)	10,810	119,883
Take-Two Interactive Software, Inc. * (Software)	7,050	275,655
TALX Corp. (Computers)	4,855	88,167
Taubman Centers, Inc. (Real Estate Investment Trust)	10,340	286,832
Techne Corp. * (Healthcare-Products)	8,460	339,922
Technitrol, Inc. * (Electronics)	8,930	133,236

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Tecumseh Products Co. (Machinery-Diversified)	3,760	148,934
Teledyne Technologies, Inc. * (Aerospace/Defense)	7,990	250,087
TeleTech Holdings, Inc. * (Commercial Services)	8,930	115,376
Telik, Inc. * (Biotechnology)	9,400	141,752
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	9,870	122,980
Terex Corp. * (Machinery-Construction & Mining)	6,580	284,914
Tesoro Petroleum Corp. * (Oil & Gas)	9,400	347,988
Tessera Technologies, Inc. * (Semiconductors)	5,640	243,816
TETRA Technologies, Inc. * (Oil & Gas Services)	5,170	147,035
Texas Industries, Inc. (Building Materials)	4,230	227,363
The Cato Corp. - Class A (Retail)	4,700	151,575
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	33,840	451,764
The Medicines Co. * (Pharmaceuticals)	10,810	244,955
The Men’s Wearhouse, Inc. * (Retail)	2,820	119,032
The Phoenix Cos., Inc. (Insurance)	21,150	270,297
The Steak n Shake Co. * (Retail)	5,640	109,134
The Stride Rite Corp. (Apparel)	9,400	125,020
Thomas Industries, Inc. (Machinery-Diversified)	3,290	130,416
Thor Industries, Inc. (Home Builders)	4,700	140,577
THQ, Inc. * (Software)	7,050	198,387
Tierone Corp. (Savings & Loans)	4,700	110,450
Titan Corp. * (Aerospace/Defense)	19,270	349,942
Toro Co. (Housewares)	1,880	166,380
Town & Country Trust (Real Estate Investment Trust)	4,230	111,884
Trammell Crow Co. * (Real Estate)	7,990	164,354
Transaction Systems Architect, Inc. * (Software)	8,930	206,730
Transkaryotic Therapies, Inc * (Biotechnology)	7,050	176,003
Transmeta Corp. * (Semiconductors)	35,720	33,220
Tredegar Corp. (Miscellaneous Manufacturing)	6,580	110,939
Triad Guaranty, Inc. * (Insurance)	2,350	123,634
Triarc Cos., Inc. (Retail)	8,460	117,002
Trinity Industries, Inc. (Miscellaneous Manufacturing)	4,230	119,159
TriQuint Semiconductor, Inc. * (Semiconductors)	32,900	111,202
Triumph Group, Inc. * (Aerospace/Defense)	3,760	146,414
TrustCo Bank Corp. NY (Banks)	17,860	205,211
Trustmark Corp. (Banks)	11,280	327,119
TTM Technologies, Inc. * (Electronics)	9,870	103,240
Tyler Technologies, Inc. * (Computers)	8,930	67,957
UbiquiTel, Inc. * (Telecommunications)	16,920	113,364
UICI (Insurance)	7,990	193,758
UIL Holdings Corp. (Electric)	2,350	119,028
UMB Financial Corp. (Banks)	3,760	214,019
Unit Corp. * (Oil & Gas)	5,170	233,529
United Auto Group, Inc. (Retail)	3,760	104,641
United Community Banks, Inc. (Banks)	7,050	167,297
United Community Financial Corp. (Savings & Loans)	6,580	72,972
United Fire & Casualty Co. (Insurance)	3,760	127,201
United Online, Inc. * (Internet)	12,690	132,864
United Rentals, Inc. * (Commercial Services)	4,230	85,488
United Surgical Partners International, Inc. * (Healthcare-Services)	6,580	301,167
Universal American Financial Corp. * (Insurance)	6,580	113,834
Universal Corp. (Agriculture)	5,640	258,143
Universal Forest Products, Inc. (Building Materials)	3,760	146,076
Universal Health Realty Income Trust (Real Estate Investment Trust)	2,820	79,665
Universal Technical Institute, Inc. * (Commercial Services)	3,290	121,072
Univest Corporation Of Pennsylvania (Banks)	1,880	74,843
Unizan Financial Corp. (Banks)	5,170	134,420
Unova, Inc. * (Machinery-Diversified)	11,750	242,637
URS Corp. * (Engineering & Construction)	4,230	121,613
Urstadt Biddle Properties - Class A (Real Estate Investment Trust)	5,170	78,843
USEC, Inc. (Mining)	18,330	298,412
Vail Resorts, Inc. * (Entertainment)	4,700	118,675

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Valeant Pharmaceuticals International (Pharmaceuticals)	10,810	243,441
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,290	73,433
ValueClick, Inc. * (Internet)	19,270	204,455
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	5,640	214,376
Vertex Pharmaceuticals, Inc. * (Biotechnology)	18,800	175,968
Viasys Healthcare, Inc. * (Healthcare-Products)	7,520	143,482
Vicor Corp. (Electrical Components & Equipment)	4,700	49,068
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	11,280	177,773
Vignette Corp. * (Internet)	69,560	91,124
Vintage Petroleum, Inc. (Oil & Gas)	7,050	221,793
Visteon Corp. (Auto Parts & Equipment)	21,620	123,450
VISX, Inc. * (Healthcare-Products)	3,760	88,134
Vitesse Semiconductor Corp. * (Semiconductors)	52,170	139,816
W-H Energy Services, Inc. * (Oil & Gas Services)	6,110	146,212
W.R. Grace & Co. * (Chemicals)	15,980	136,150
Wabtec Corp. (Machinery-Diversified)	8,460	173,345
Walter Industries, Inc. (Holding Companies - Diversified)	5,640	239,982
Washington REIT (Real Estate Investment Trust)	9,400	270,250
Washington Trust Bancorp, Inc. (Banks)	3,290	90,409
Watsco, Inc. (Distribution/Wholesale)	5,170	217,657
Watson Wyatt & Co. Holdings (Commercial Services)	7,990	217,328
Watts Industries, Inc. - Class A (Electronics)	5,170	168,594
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	10,810	152,853
WCI Communities, Inc. * (Home Builders)	3,760	113,101
webMethods, Inc. * (Internet)	11,280	61,814
Weis Markets, Inc. (Food)	2,820	103,973
Werner Enterprises, Inc. (Transportation)	9,870	191,774
Wesbanco, Inc. (Banks)	4,230	116,367
WESCO International, Inc. * (Distribution/Wholesale)	4,230	118,440
West Coast Bancorp (Banks)	3,760	89,488
West Pharmaceutical Services, Inc. (Healthcare-Products)	7,520	179,728
Westamerica Bancorporation (Banks)	5,640	291,983
Wild Oats Markets, Inc. * (Food)	7,520	79,938
Winn-Dixie Stores, Inc. * (Food)	21,588	20,077
Winnebago Industries, Inc. (Home Builders)	4,700	148,520
Wintrust Financial Corp. (Banks)	4,700	221,323
WMS Industries, Inc. * (Leisure Time)	4,700	132,352
Wolverine World Wide, Inc. (Apparel)	13,305	285,126
Woodward Governor Co. (Electronics)	2,350	168,495
World Fuel Services Corp. (Retail)	4,700	148,050
X-Rite, Inc. (Electronics)	5,170	77,757
Yankee Candle Co., Inc. * (Household Products/Wares)	7,050	223,485
Zenith National Insurance Corp. (Insurance)	1,880	97,497
Zoll Medical Corp. * (Healthcare-Products)	2,350	52,946
Zoran Corp. * (Semiconductors)	10,340	107,019
Zymogenetics, Inc. * (Pharmaceuticals)	4,700	71,722

TOTAL COMMON STOCKS (Cost $115,537,996)		123,348,209

	Principal Amount
Repurchase Agreements (20.7%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $32,373,203 (Collateralized by $33,650,000 various Federal National Mortgage Association Securities, 2.96% - 3.26%, 4/13/05 – 11/15/05, market value $33,019,239)	$32,371,000	32,371,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,371,000)		32,371,000

TOTAL INVESTMENT SECURITIES (Cost $147,908,996) - 99.4%		$155,719,209

Percentages indicated are based on net assets as of March 31,2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
(a)	Escrowed security

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $4,730,880)	77	$(2,021)

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $54,988,800)	179	$(1,477,556)

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 6/28/05 (Underlying notional amount at value $17,393,373)	28,279	$(4,245)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $120,866,769)	196,509	46,287

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.7%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.6%
Auto Parts & Equipment	0.9%
Banks	7.4%
Beverages	NM
Biotechnology	1.2%
Building Materials	1.1%
Chemicals	1.4%
Commercial Services	3.8%
Computers	2.2%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.6%
Electric	1.8%
Electrical Components & Equipment	0.2%
Electronics	1.8%
Energy - Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.2%
Food	0.8%
Forest Products & Paper	0.6%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare-Products	2.7%
Healthcare-Services	2.1%
Holding Companies-Diversified	0.2%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	2.2%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.8%
Leisure Time	0.3%
Lodging	0.6%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.6%
Media	1.1%
Metal Fabricate/Hardware	0.7%
Mining	0.7%
Miscellaneous Manufacturing	1.7%
Office Furnishings	NM
Oil & Gas	3.8%
Oil & Gas Services	1.4%
Packaging & Containers	0.6%
Pharmaceuticals	2.3%
Real Estate	0.3%
Real Estate Investment Trust	5.2%
Retail	4.3%
Savings & Loans	1.4%
Semiconductors	2.2%
Software	2.5%
Telecommunications	2.0%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.9%
Trucking & Leasing	0.1%
Water	0.1%
Other ***	20.7%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

UltraDow 30 ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (80.2%)
3M Co. (Miscellaneous Manufacturing)	15,946	$1,366,412
Alcoa, Inc. (Mining)	15,946	484,599
Altria Group, Inc. (Agriculture)	15,946	1,042,709
American Express Co. (Diversified Financial Services)	15,946	819,146
American International Group, Inc. (Insurance)	15,946	883,568
Boeing Co. (Aerospace/Defense)	15,946	932,203
Caterpillar, Inc. (Machinery-Construction & Mining)	15,946	1,458,102
Citigroup, Inc. (Diversified Financial Services)	15,946	716,613
Coca-Cola Co. (Beverages)	15,946	664,470
Du Pont (Chemicals)	15,946	817,073
Exxon Mobil Corp. (Oil & Gas)	15,946	950,382
General Electric Co. (Miscellaneous Manufacturing)	15,946	575,013
General Motors Corp. (Auto Manufacturers)	15,946	468,653
Hewlett-Packard Co. (Computers)	15,946	349,855
Home Depot, Inc. (Retail)	15,946	609,775
Honeywell International, Inc. (Miscellaneous Manufacturing)	15,946	593,350
Intel Corp. (Semiconductors)	15,946	370,426
International Business Machines Corp. (Computers)	15,946	1,457,146
J.P. Morgan Chase & Co. (Diversified Financial Services)	15,946	551,732
Johnson & Johnson (Healthcare-Products)	15,946	1,070,933
McDonald’s Corp. (Retail)	15,946	496,558
Merck & Co., Inc. (Pharmaceuticals)	15,946	516,172
Microsoft Corp. (Software)	15,946	385,415
Pfizer, Inc. (Pharmaceuticals)	15,946	418,901
Procter & Gamble Co. (Cosmetics/Personal Care)	15,946	845,138
SBC Communications, Inc. (Telecommunications)	15,946	377,761
United Technologies Corp. (Aerospace/Defense)	15,946	1,621,070
Verizon Communications, Inc. (Telecommunications)	15,946	566,083
Wal-Mart Stores, Inc. (Retail)	15,946	799,055
Walt Disney Co. (Media)	15,946	458,129

TOTAL COMMON STOCKS (Cost $19,210,252)		22,666,442

	Principal Amount
Repurchase Agreements (23.5%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $6,636,452 (Collateralized by $6,775,000 various U.S. Government Agency Obligations, 2.96% - 2.97%, 4/5/05 – 4/13/05, market value $6,770,100)	$6,636,000	6,636,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,636,000)		6,636,000

See accompanying notes to the Schedules of Portfolio Investments.

	Contracts
Options Purchased (NM)
Dow Jones Futures Put Option** expiring May 2005 @ $6,000	50	195
Dow Jones Futures Put Option** expiring June 2005 @ $6,000	275	2,248

TOTAL OPTIONS PURCHASED (Cost $4,013)		2,443

TOTAL INVESTMENT SECURITIES (Cost $25,850,265) - 103.7%		$29,304,885

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring June 2005 (Underlying face amount at value $9,253,200)	176	$12,220

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 6/28/05 (Underlying notional amount at value $24,517,079)	2,334	$130,792

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Aerospace/Defense	9.0%
Agriculture	3.7%
Auto Manufacturers	1.7%
Beverages	2.4%
Chemicals	2.9%
Computers	6.4%
Cosmetics/Personal Care	3.0%
Diversified Financial Services	7.4%
Healthcare-Products	3.8%
Insurance	3.1%
Machinery-Construction & Mining	5.2%
Media	1.6%
Mining	1.7%
Miscellaneous Manufacturing	8.9%
Oil & Gas	3.4%
Pharmaceuticals	3.3%
Retail	6.7%
Semiconductors	1.3%
Software	1.4%
Telecommunications	3.3%
Other***	23.5%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraOTC ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (87.9%)
Adobe Systems, Inc. (Software)	61,555	$4,134,649
Altera Corp. * (Semiconductors)	134,474	2,659,896
Amazon.com, Inc. * (Internet)	70,078	2,401,573
American Power Conversion Corp. (Electrical Components & Equipment)	49,244	1,285,761
Amgen, Inc. * (Biotechnology)	151,520	8,819,980
Apollo Group, Inc. - Class A * (Commercial Services)	48,297	3,576,876
Apple Computer, Inc. * (Computers)	293,570	12,233,062
Applied Materials, Inc. * (Semiconductors)	222,545	3,616,356
ATI Technologies, Inc. * (Semiconductors)	63,449	1,095,130
Autodesk, Inc. (Software)	61,555	1,831,877
BEA Systems, Inc. * (Software)	96,594	769,854
Bed Bath & Beyond, Inc. * (Retail)	105,117	3,840,975
Biogen Idec, Inc. * (Biotechnology)	93,753	3,235,416
Biomet, Inc. (Healthcare - Products)	88,071	3,196,977
Broadcom Corp. - Class A * (Semiconductors)	64,396	1,926,728
C.H. Robinson Worldwide, Inc. (Transportation)	21,781	1,122,375
Career Education Corp. * (Commercial Services)	26,516	908,438
CDW Corp. (Distribution/Wholesale)	22,728	1,288,223
Check Point Software Technologies, Ltd. * (Internet)	65,343	1,420,557
Chiron Corp. * (Biotechnology)	67,237	2,357,329
Cintas Corp. (Textiles)	53,032	2,190,752
Cisco Systems, Inc. * (Telecommunications)	594,716	10,639,469
Citrix Systems, Inc. * (Software)	52,085	1,240,665
Cognizant Technology Solutions Corp. * (Computers)	33,145	1,531,299
Comcast Corp. - Special Class A * (Media)	245,273	8,285,321
Comverse Technology, Inc. * (Telecommunications)	53,032	1,337,467
Costco Wholesale Corp. (Retail)	64,396	2,845,015
Dell, Inc. * (Computers)	232,962	8,950,400
DENTSPLY International, Inc. (Healthcare - Products)	19,887	1,082,052
Dollar Tree Stores, Inc. * (Retail)	28,410	816,219
eBay, Inc. * (Internet)	258,531	9,632,864
EchoStar Communications Corp. - Class A (Media)	57,767	1,689,685
Electronic Arts, Inc. * (Software)	79,548	4,118,995
Ericsson ADR * (Telecommunications)	42,615	1,201,743
Expeditors International of Washington, Inc. (Transportation)	26,516	1,419,932
Express Scripts, Inc. - Class A * (Pharmaceuticals)	17,046	1,486,241
Fastenal Co. (Distribution/Wholesale)	18,940	1,047,571
Fiserv, Inc. * (Software)	62,502	2,487,580
Flextronics International, Ltd. * (Electronics)	158,149	1,904,114
Garmin, Ltd. (Electronics)	25,569	1,184,356
Genzyme Corp. - General Division * (Biotechnology)	80,495	4,607,534
Gilead Sciences, Inc. * (Pharmaceuticals)	109,852	3,932,701
Intel Corp. (Semiconductors)	561,571	13,045,293
InterActiveCorp * (Internet)	184,665	4,112,490
Intersil Corp. - Class A (Semiconductors)	38,827	672,484
Intuit, Inc. * (Software)	60,608	2,652,812
Invitrogen Corp. * (Biotechnology)	12,311	851,921
JDS Uniphase Corp. * (Telecommunications)	423,309	706,926
Juniper Networks, Inc. * (Telecommunications)	91,859	2,026,410
KLA - Tencor Corp. * (Semiconductors)	61,555	2,832,146
Lam Research Corp. * (Semiconductors)	36,933	1,065,886
Lamar Advertising Co. * (Advertising)	21,781	877,556

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Level 3 Communications, Inc. * (Telecommunications)	174,248	358,951
Liberty Media International, Inc. - Class A * (Media)	44,509	1,946,824
Lincare Holdings, Inc. * (Healthcare - Services)	24,622	1,089,031
Linear Technology Corp. (Semiconductors)	106,064	4,063,312
Marvell Technology Group, Ltd. * (Semiconductors)	67,237	2,577,867
Maxim Integrated Products, Inc. (Semiconductors)	118,375	4,837,986
MCI, Inc. (Telecommunications)	89,965	2,241,928
MedImmune, Inc. * (Biotechnology)	68,184	1,623,461
Mercury Interactive Corp. * (Software)	23,675	1,121,722
Microchip Technology, Inc. (Semiconductors)	44,509	1,157,679
Microsoft Corp. (Software)	964,993	23,323,880
Millennium Pharmaceuticals, Inc. * (Biotechnology)	87,124	733,584
Molex, Inc. (Electrical Components & Equipment)	25,569	673,999
Network Appliance, Inc. * (Computers)	98,488	2,724,178
Nextel Communications, Inc. - Class A * (Telecommunications)	359,860	10,227,221
Novellus Systems, Inc. * (Semiconductors)	34,077	910,878
NTL, Inc. * (Telecommunications)	24,622	1,567,683
Oracle Corp. * (Software)	561,571	7,008,406
PACCAR, Inc. (Auto Manufacturers)	50,191	3,633,326
Patterson Dental Co. * (Healthcare - Products)	34,092	1,702,895
Paychex, Inc. (Commercial Services)	92,806	3,045,893
Petsmart, Inc. (Retail)	36,933	1,061,824
Pixar Animation Studios * (Software)	15,152	1,478,078
QLogic Corp. * (Semiconductors)	23,675	958,838
Qualcomm, Inc. (Telecommunications)	511,380	18,742,077
Research In Motion, Ltd. * (Computers)	48,297	3,690,857
Ross Stores, Inc. (Retail)	36,933	1,076,228
SanDisk Corp. * (Computers)	38,827	1,079,391
Sanmina-SCI Corp. * (Electronics)	143,944	751,388
Sears Holdings Corp. (Retail)	41,668	5,548,928
Siebel Systems, Inc. * (Software)	153,414	1,400,670
Sigma-Aldrich Corp. (Chemicals)	17,046	1,044,068
Sirius Satellite Radio, Inc. * (Media)	352,284	1,979,836
Smurfit-Stone Container Corp. * (Packaging & Containers)	64,396	996,206
Staples, Inc. (Retail)	86,177	2,708,543
Starbucks Corp. * (Retail)	142,997	7,387,225
Sun Microsystems, Inc. * (Computers)	378,800	1,530,352
Symantec Corp. * (Internet)	191,294	4,080,301
Synopsys, Inc. * (Computers)	34,092	617,065
Tellabs, Inc. * (Telecommunications)	68,184	497,743
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	117,428	3,640,268
VeriSign, Inc. * (Internet)	61,555	1,766,629
Veritas Software Corp. * (Software)	111,746	2,594,742
Whole Foods Market, Inc. (Food)	16,099	1,644,191
Wynn Resorts, Ltd. * (Lodging)	27,463	1,860,344
Xilinx, Inc. (Semiconductors)	119,322	3,487,782
XM Satellite Radio Holdings, Inc. - Class A * (Media)	55,873	1,760,000
Yahoo!, Inc. * (Internet)	171,407	5,810,697

TOTAL COMMON STOCKS (Cost $206,629,925)		$319,962,906

	Principal Amount
Repurchase Agreements (6.5%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $23,740,616 (Collateralized by $24,721,000 various U.S. Government Agency Obligations, 2.97% - 3.26%, 4/5/05–11/15/05, market value $24,214,461)	$23,739,000	23,739,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,739,000)		23,739,000

TOTAL INVESTMENT SECURITIES (Cost $230,368,925) - 94.4%		343,701,906

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $228,050,350)	1,529	$(5,121,508)

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $89,460)	3	(543)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 6/28/05 (Underlying notional amount at value $150,325,472)	101,398	$845,175

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 4/27/05 (Underlying notional amount at value $30,116,335)	20,314	452,802

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Industry	Percentage of Net Assets
Advertising	0.2%
Auto Manufacturers	1.0%
Biotechnology	6.1%
Chemicals	0.3%
Commercial Services	2.1%
Computers	8.9%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.1%
Food	0.5%
Healthcare-Products	1.6%
Healthcare-Services	0.3%
Internet	8.0%
Lodging	0.5%
Media	4.3%
Packaging & Containers	0.3%
Pharmaceuticals	2.5%
Retail	6.9%
Semiconductors	12.3%
Software	15.0%
Telecommunications	13.6%
Textiles	0.6%
Transportation	0.7%
Other ***	6.5%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraJapan ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (39.3%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $16,310,110 (Collateralized by $16,987,000 Federal National Mortgage Association, 3.26%, 11/15/05, market value $16,635,236)	$16,309,000	$16,309,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,309,000)		16,309,000

	Contracts
Options Purchased (68.3%)
Nikkei 225 Futures Call Option expiring June 2005 @ $5,500	930	28,341,750

TOTAL OPTIONS PURCHASED (Cost $29,531,220)		28,341,750

TOTAL INVESTMENT SECURITIES (Cost $45,840,220) - 107.6%		$44,650,750

Percentages indicated are based on net assets as of March 31, 2005.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring June 2005 (Underlying face amount at value $29,335,350)	506	$(566,424)

See accompanying notes to the Schedules of Portfolio Investments.

Bear ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (96.4%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $38,422,615 (Collateralized by $39,199,000 various U.S. Government Agency Obligations, 2.96% - 2.97%, 4/1/05 - 4/13/05, market value $39,193,242)	$38,420,000	$38,420,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,420,000)		38,420,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option** expiring April 2005 @ $1,500	150	488

TOTAL OPTIONS PURCHASED (Cost $2,551)		488

TOTAL INVESTMENT SECURITIES (Cost $38,422,551) - 96.4%		$38,420,488

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $3,429,975)	58	$88,205
S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $25,438,800)	86	363,860

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $8,218,639)	(6,961)	$(64,740)
Equity Index Swap Agreement based on the S&P 500 Index expiring 4/27/05 (Underlying notional amount at value $2,755,833)	(2,334)	(21,697)

See accompanying notes to the Schedules of Portfolio Investments.

Short Small-Cap ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (100.4%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $58,191,960 (Collateralized by $60,782,000 various U.S. Government Agency Obligations, 2.96% - 3.34%, 4/5/05 – 12/30/05, market value $59,352,694)	$58,188,000	$58,188,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,188,000)		58,188,000

	Contracts
Options Purchased(NM)
Russell 2000 Futures Call Option** expiring May 2005 @ $890	110	1,045

TOTAL OPTIONS PURCHASED (Cost $1,870)		1,045

TOTAL INVESTMENT SECURITIES (Cost $58,189,870) - 100.4%		$58,189,045

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $18,616,320)	303	$200,435
Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $6,451,200)	21	173,156

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 6/28/05 (Underlying notional amount at value $3,527,632)	(5,735)	$527
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $29,783,067)	(48,422)	(104,334)

See accompanying notes to the Schedules of Portfolio Investments.

Short OTC ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (97.7%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $36,326,472 (Collateralized by $37,115,000 various U.S. Government Agency Obligations, 2.96%-2.97%, 4/1/05-4/27/05, market value $37,052,482)	$36,324,000	$36,324,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,324,000)		36,324,000

	Contracts
Options Purchased(NM)
NASDAQ Futures Call Option** expiring May 2005 @ $2600	300	1,140

TOTAL OPTIONS PURCHASED (Cost $2,850)		1,140

TOTAL INVESTMENT SECURITIES (Cost $36,326,850) - 97.7%		$36,325,140

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005 this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $3,488,940)	117	$19,727
NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $12,976,050)	87	42,214

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 6/28/05 (Underlying notional amount at value $6,770,415)	(4,567)	(54,345)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/26/05 (Underlying notional amount at value $13,903,213)	(9,378)	(118,657)

See accompanying notes to the Schedules of Portfolio Investments.

UltraBear ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (92.1%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $101,239,889 (Collateralized by $105,636,000 various Federal Home Loan Mortgage Corp. Securities, 2.97%-3.34%, 4/5/05-12/30/05, market value $103,259,054)	$101,233,000	$101,233,000

TOTAL REPURCHASE AGREEMENTS (Cost $101,233,000)		101,233,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option** expiring April 2005 @ $1,500	500	1,625
S&P 500 Futures Call Option** expiring May 2005 @ $1,500	150	1,688

TOTAL OPTIONS PURCHASED (Cost $11,050)		3,313

TOTAL INVESTMENT SECURITIES (Cost $101,244,050) - 92.1%		$101,236,313

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $10,112,513)	171	$244,573
S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $133,110,000)	450	2,364,368

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $34,828,163)	(29,501)	$(274,350)

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/27/05 (Underlying notional amount at value $41,579,476)	(35,219)	(327,357)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Mid-Cap ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (102.3%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $8,495,578 (Collateralized by $8,672,000 various U.S. Government Agency Obligations, 2.96%-2.97%, 4/5/05-4/13/05, market value $8,665,872)	8,495,000	$8,495,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,495,000)		8,495,000

Options Purchased (NM)
S&P MidCap 400 Futures Call Option** expiring April 2005 @ $950	30	195

TOTAL OPTIONS PURCHASED (Cost $885)		195

TOTAL INVESTMENT SECURITIES (Cost $8,495,885) - 102.3%		$8,495,195

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Units	Unrealized Appreciation (Depreciation
E-Mini S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $4,159,260)	63	$(28,158)

S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $1,320,400)	4	28,184

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 6/28/05 (Underlying notional amount at value $55,797)	(85)	$(47)

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/26/05 (Underlying notional amount at value $11,116,770)	(16,872)	(83,929)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Small-Cap ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (96.1%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $150,625,250 (Collateralized by $154,309,000 various U.S. Government Agency Obligations, 2.96%-2.991%, 4/13/05-2/11/10, market value $153,628,812)	$150,615,000	$150,615,000

TOTAL REPURCHASE AGREEMENTS (Cost $150,615,000)		150,615,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option** expiring May 2005 @ $890	520	4,940

TOTAL OPTIONS PURCHASED (Cost $8,840)		4,940

TOTAL INVESTMENT SECURITIES (Cost $150,623,840) - 96.1%		$150,619,940

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $90,009,600)	293	$2,415,932
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $38,522,880)	627	70,258

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 6/28/05 (Underlying notional amount at value $18,412,248)	(29,935)	$(2,751)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $168,142,049	(273,371)	(229,370)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Dow 30 ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (120.8%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $8,759,596 (Collateralized by $8,940,000 various U.S. Government Agency Obligations, 2.96% - 2.97%, 4/5/05 – 4/13/05, market value $8,935,141)	$8,759,000	$8,759,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,759,000)		8,759,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Call Option** expiring April 2005 @ $14,000	200	294
Dow Jones Futures Call Option** expiring June 2005 @ $14,000	400	2,165

TOTAL OPTIONS PURCHASED (Cost $5,600)		2,459

TOTAL INVESTMENT SECURITIES (Cost $8,764,600) - 120.8%		$8,761,459

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Directors.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring June 2005 (Underlying face amount at value $3,890,550)	74	$116,615

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on Dow Jones Industrial Average Index expiring 6/28/05 (Underlying notional amount at value $10,793,716)	(1,028)	$(58,553)

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort OTC ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (92.1%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $222,481,140 (Collateralized by $227,306,000 various U.S. Government Agency Obligations, 2.96%-3.26%, 4/27/05-2/11/10, market value $226,916,494)	$222,466,000	$222,466,000

TOTAL REPURCHASE AGREEMENTS (Cost $222,466,000)		222,466,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option** expiring May 2005 @ $2,600	1,650	6,270

TOTAL OPTIONS PURCHASED (Cost $15,675)		6,270

TOTAL INVESTMENT SECURITIES (Cost $222,481,675) - 92.1%		$222,472,270

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $205,528,700)	1378	$4,614,294

E-Mini NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $2,713,620)	91	16,038

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 expiring 6/28/05. (Underlying notional amount at value $151,243,651)	(102,017)	$(1,214,418)

Equity Index Swap Agreement based on the NASDAQ-100 expiring 8/26/05. (Underlying notional amount at value $95,942,805)	(64,716)	(860,589)

Equity Index Swap Agreement based on the NASDAQ-100 expiring 4/27/05. (Underlying notional amount at value $27,950,692)	(18,853)	(679,140)

See accompanying notes to the Schedules of Portfolio Investments.

Banks UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (75.0%)
Amcore Financial, Inc. (Banks)	38	$1,074
AmSouth Bancorp (Banks)	665	17,257
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	38	1,068
Associated Banc-Corp. (Banks)	228	7,120
Astoria Financial Corp. (Savings & Loans)	189	4,782
BancorpSouth, Inc. (Banks)	133	2,745
Bank of America Corp. (Banks)	7,562	333,483
Bank of Hawaii Corp. (Banks)	95	4,300
Bank of New York Co., Inc. (Banks)	1,463	42,500
BB&T Corp. (Banks)	1,045	40,839
Cathay Bancorp, Inc. (Banks)	76	2,394
Chittenden Corp. (Banks)	95	2,477
Citigroup, Inc. (Diversified Financial Services)	9,709	436,323
Citizens Banking Corp. (Banks)	76	2,231
City National Corp. (Banks)	76	5,306
Colonial BancGroup, Inc. (Banks)	247	5,068
Comerica, Inc. (Banks)	323	17,791
Commerce Bancorp, Inc. (Banks)	304	9,871
Commerce Bancshares, Inc. (Banks)	133	6,411
Commercial Capital Bancorp, Inc. (Savings & Loans)	95	1,933
Commercial Federal Corp. (Savings & Loans)	76	2,101
Compass Bancshares, Inc. (Banks)	228	10,351
Cullen/Frost Bankers, Inc. (Banks)	95	4,289
Dime Community Bancshares, Inc. (Savings & Loans)	57	866
Doral Financial Corp. (Diversified Financial Services)	171	3,743
Downey Financial Corp. (Savings & Loans)	38	2,338
East-West Bancorp, Inc. (Banks)	95	3,507
F.N.B. Corp. (Banks)	95	1,819
Fifth Third Bancorp (Banks)	950	40,831
First BanCorp (Banks)	76	3,211
First Horizon National Corp. (Banks)	228	9,300
First Midwest Bancorp, Inc. (Banks)	95	3,086
First Niagara Financial Group, Inc. (Savings & Loans)	228	3,012
FirstFed Financial Corp. * (Savings & Loans)	38	1,938
FirstMerit Corp. (Banks)	133	3,559
Fulton Financial Corp. (Banks)	228	4,968
Golden West Financial Corp. (Savings & Loans)	570	34,486
Greater Bay Bancorp (Banks)	95	2,319
Harbor Florida Bancshares, Inc. (Savings & Loans)	38	1,296
Hibernia Corp. (Banks)	285	9,123
Hudson City Bancorp, Inc. (Savings & Loans)	133	4,861
Hudson United Bancorp (Banks)	76	2,679
Huntington Bancshares, Inc. (Banks)	418	9,990
Independence Community Bank Corp. (Savings & Loans)	152	5,928
IndyMac Bancorp, Inc. (Diversified Financial Services)	114	3,876
J.P. Morgan Chase & Co. (Diversified Financial Services)	6,669	230,747
KeyCorp (Banks)	760	24,662
M&T Bank Corp. (Banks)	152	15,513
MAF Bancorp, Inc. (Savings & Loans)	57	2,368
Marshall & Ilsley Corp. (Banks)	361	15,072
Mercantile Bankshares Corp. (Banks)	152	7,731
National City Corp. (Banks)	1,063	35,611
NetBank, Inc. (Internet)	95	806

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
New York Community Bancorp (Savings & Loans)	456	8,281
North Fork Bancorp, Inc. (Banks)	817	22,664
Northern Trust Corp. (Banks)	361	15,682
OceanFirst Financial Corp. (Savings & Loans)	19	436
Old National Bancorp (Banks)	133	2,700
Pacific Capital Bancorp (Banks)	76	2,263
Park National Corp. (Banks)	19	2,138
People’s Bank (Savings & Loans)	171	7,002
PFF Bancorp, Inc. (Savings & Loans)	38	1,049
PNC Financial Services Group (Banks)	532	27,387
Popular, Inc. (Banks)	456	11,090
Provident Bankshares Corp. (Banks)	57	1,879
Provident Financial Services, Inc. (Savings & Loans)	133	2,274
Regions Financial Corp. (Banks)	874	28,318
Republic Bancorp, Inc. (Banks)	133	1,801
Silicon Valley Bancshares * (Banks)	76	3,349
Sky Financial Group, Inc. (Banks)	190	5,096
South Financial Group, Inc. (Banks)	133	4,062
Southwest Bancorporation of Texas, Inc. (Banks)	114	2,092
Sovereign Bancorp, Inc. (Savings & Loans)	703	15,578
Sterling Bancshares, Inc. (Banks)	76	1,079
SunTrust Banks, Inc. (Banks)	665	47,927
Susquehanna Bancshares, Inc. (Banks)	95	2,316
Synovus Financial Corp. (Banks)	475	13,234
TCF Financial Corp. (Banks)	247	6,706
TD Banknorth, Inc. * (Banks)	171	5,342
Texas Regional Bancshares, Inc. - Class A (Banks)	76	2,288
TrustCo Bank Corp. NY (Banks)	133	1,528
Trustmark Corp. (Banks)	95	2,755
U.S. Bancorp (Banks)	3,496	100,755
UCBH Holdings, Inc. (Banks)	76	3,032
UnionBanCal Corp. (Banks)	114	6,983
United Bankshares, Inc. (Banks)	76	2,519
Valley National Bancorp (Banks)	190	4,898
W Holding Co., Inc. (Banks)	249	2,507
Wachovia Corp. (Banks)	2,964	150,897
Washington Federal, Inc. (Savings & Loans)	171	3,986
Washington Mutual, Inc. (Savings & Loans)	1,634	64,544
Webster Financial Corp. (Banks)	95	4,314
Wells Fargo & Co. (Banks)	3,173	189,744
Westamerica Bancorporation (Banks)	57	2,951
Whitney Holding Corp. (Banks)	76	3,383
Wilmington Trust Corp. (Banks)	133	4,668
Zions Bancorp (Banks)	171	11,802

TOTAL COMMON STOCKS (Cost $1,995,307)		2,256,259

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (25.2%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $759,052 (Collateralized by $776,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $775,169)	$759,000	759,000

TOTAL REPURCHASE AGREEMENTS (Cost $759,000)		759,000

TOTAL INVESTMENT SECURITIES (Cost $2,754,307) - 100.2%		$3,015,259

Percentages indicated are based on net assets as of March 31,2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 4/26/05 (Underlying notional amount at value $2,272,327)	4,765	$19,194

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Banks	46.9%
Diversified Financial Services	22.4%
Internet	NM
Savings & Loans	5.7%
Other***	25.2%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Basic Materials UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (74.9%)
Air Products & Chemicals, Inc. (Chemicals)	10,812	$684,291
Airgas, Inc. (Chemicals)	3,180	75,970
AK Steel Holding Corp. * (Iron/Steel)	5,247	58,032
Albemarle Corp. (Chemicals)	1,908	69,375
Alcoa, Inc. (Mining)	44,043	1,338,468
Allegheny Technologies, Inc. (Iron/Steel)	3,975	95,837
Arch Coal, Inc. (Coal)	3,180	136,772
Ashland, Inc. (Chemicals)	3,498	236,010
Avery Dennison Corp. (Household Products/Wares)	4,929	305,253
Bowater, Inc. (Forest Products & Paper)	2,862	107,812
Cabot Corp. (Chemicals)	3,180	106,307
Cambrex Corp. (Biotechnology)	1,272	27,094
Caraustar Industries, Inc. * (Forest Products & Paper)	1,431	18,460
Carpenter Technology Corp. (Iron/Steel)	1,113	66,123
Cleveland-Cliffs, Inc. (Iron/Steel)	1,113	81,104
Coeur d’Alene Mines Corp. * (Mining)	12,084	44,348
Commercial Metals Co. (Metal Fabricate/Hardware)	3,021	102,382
CONSOL Energy, Inc. (Coal)	4,611	216,809
Crompton Corp. (Chemicals)	5,724	83,570
Cytec Industries, Inc. (Chemicals)	1,749	94,883
Dow Chemical Co. (Chemicals)	48,177	2,401,624
Du Pont (Chemicals)	50,085	2,566,356
Eastman Chemical Co. (Chemicals)	3,975	234,525
Ecolab, Inc. (Chemicals)	9,381	310,042
Engelhard Corp. (Chemicals)	6,201	186,216
Ferro Corp. (Chemicals)	2,067	38,901
FMC Corp. * (Chemicals)	1,749	93,484
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	8,745	346,389
Fuller (H.B.) Co. (Chemicals)	1,431	41,499
Georgia Gulf Corp. (Chemicals)	1,749	80,419
Great Lakes Chemical Corp. (Chemicals)	2,544	81,713
Hercules, Inc. * (Chemicals)	5,088	73,674
International Flavors & Fragrances, Inc. (Chemicals)	4,452	175,854
International Paper Co. (Forest Products & Paper)	24,486	900,840
International Steel Group, Inc. * (Iron/Steel)	3,816	150,732
Lubrizol Corp. (Chemicals)	3,339	135,697
Lyondell Chemical Co. (Chemicals)	10,335	288,553
Macdermid, Inc. (Chemicals)	1,272	41,340
Massey Energy Co. (Coal)	3,816	152,793
MeadWestvaco Corp. (Forest Products & Paper)	10,176	323,800
Meridian Gold, Inc. * (Mining)	4,929	83,004
Minerals Technologies, Inc. (Chemicals)	1,113	73,213
Monsanto Co. (Agriculture)	13,515	871,718
Neenah Paper, Inc. (Forest Products & Paper)	795	26,728
Newmont Mining Corp. (Mining)	20,511	866,590
Nucor Corp. (Iron/Steel)	7,314	420,995
Olin Corp. (Chemicals)	3,498	78,005
OM Group, Inc. * (Chemicals)	1,431	43,531
Peabody Energy Corp. (Coal)	6,360	294,849
Phelps Dodge Corp. (Mining)	4,770	485,252
Pope & Talbot, Inc. (Forest Products & Paper)	795	13,976
Potlatch Corp. (Forest Products & Paper)	1,431	67,357
PPG Industries, Inc. (Chemicals)	8,745	625,442

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Praxair, Inc. (Chemicals)	16,377	783,804
Rohm & Haas Co. (Chemicals)	7,314	351,072
RPM, Inc. (Chemicals)	5,883	107,541
RTI International Metals, Inc. * (Mining)	1,113	26,044
Ryerson Tull, Inc. (Iron/Steel)	1,113	14,102
Schulman (A.), Inc. (Chemicals)	1,590	27,698
Sensient Technologies Corp. (Chemicals)	2,226	47,993
Sigma-Aldrich Corp. (Chemicals)	3,021	185,036
Steel Dynamics, Inc. (Iron/Steel)	2,385	82,163
Stillwater Mining Co. * (Mining)	2,226	21,926
The Mosaic Co. * (Chemicals)	6,360	108,502
The Scotts Co. - Class A * (Household Products/Wares)	1,113	78,166
Tredegar Corp. (Miscellaneous Manufacturing)	1,272	21,446
United States Steel Corp. (Iron/Steel)	5,724	291,065
Valspar Corp. (Chemicals)	2,385	110,998
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,385	33,724
Wellman, Inc. (Chemicals)	1,590	22,991
Weyerhaeuser Co. (Forest Products & Paper)	12,084	827,754
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,657	70,507

TOTAL COMMON STOCKS (Cost $17,908,838)		19,736,543

	Principal Amount
Repurchase Agreements (24.7%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $6,518,444 (Collateralized by $6,654,000 various U.S. Government Agency Obligations, 2.96% - 2.97%, 4/5/05 – 4/13/05, market value $6,649,779)	$6,518,000	6,518,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,518,000)		6,518,000

TOTAL INVESTMENT SECURITIES (Cost $24,426,838) - 99.6%		$26,254,543

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Sector Index expiring 4/26/05 (Underlying notional amount at value $19,657,175)	96,629	$(101,701)

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Agriculture	3.3%
Biotechnology	0.1%
Chemicals	40.4%
Coal	3.0%
Forest Products & Paper	8.8%
Household Products/Wares	1.5%
Iron/Steel	4.8%
Metal Fabricate/Hardware	0.7%
Mining	12.2%
Miscellaneous Manufacturing	0.1%
Other***	24.7%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Biotechnology UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (75.2%)
Abgenix, Inc. * (Pharmaceuticals)	2,728	$19,096
Albany Molecular Research, Inc. * (Commercial Services)	704	7,237
Alexion Pharmaceuticals, Inc. * (Biotechnology)	968	20,972
Amgen, Inc. * (Biotechnology)	44,088	2,566,363
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,256	56,947
Applera Corp. - Celera Genomics Group * (Biotechnology)	2,552	26,158
Biogen Idec, Inc. * (Biotechnology)	11,792	406,942
Celgene Corp. * (Biotechnology)	5,720	194,766
Cell Genesys, Inc. * (Biotechnology)	1,584	7,176
Cell Therapeutics, Inc. * (Pharmaceuticals)	2,112	7,582
Charles River Laboratories International, Inc. * (Biotechnology)	2,112	99,348
Chiron Corp. * (Biotechnology)	3,784	132,667
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,760	18,691
CuraGen Corp. * (Biotechnology)	1,408	5,857
CV Therapeutics, Inc. * (Pharmaceuticals)	1,056	21,500
Delta & Pine Land Co. (Agriculture)	1,320	35,640
Enzo Biochem, Inc. * (Biotechnology)	1,056	15,228
Enzon, Inc. * (Biotechnology)	1,496	15,244
Genentech, Inc. * (Biotechnology)	16,192	916,629
Genzyme Corp. - General Division * (Biotechnology)	7,920	453,341
Gilead Sciences, Inc. * (Pharmaceuticals)	14,960	535,569
Human Genome Sciences, Inc. * (Biotechnology)	4,488	41,379
ICOS Corp. * (Biotechnology)	2,024	45,459
ImClone Systems, Inc. * (Pharmaceuticals)	2,288	78,936
Immunomedics, Inc. * (Biotechnology)	1,496	3,635
Incyte Genomics, Inc. * (Biotechnology)	2,904	19,834
InterMune, Inc. * (Biotechnology)	968	10,648
Invitrogen Corp. * (Biotechnology)	1,848	127,882
Lexicon Genetics, Inc. * (Biotechnology)	1,496	7,645
Ligand Pharmaceuticals, Inc. - Class B * (Pharmaceuticals)	2,552	14,623
Maxygen, Inc. * (Biotechnology)	968	8,305
Medarex, Inc. * (Pharmaceuticals)	2,992	21,333
MedImmune, Inc. * (Biotechnology)	8,624	205,337
Millennium Pharmaceuticals, Inc. * (Biotechnology)	10,560	88,915
Myriad Genetics, Inc. * (Biotechnology)	1,056	19,420
Nabi Biopharmaceuticals * (Pharmaceuticals)	2,024	25,260
Nektar Therapeutics * (Biotechnology)	2,904	40,482
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,232	46,890
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,320	16,658
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,144	35,864
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,584	65,483
Protein Design Labs, Inc. * (Biotechnology)	3,262	52,159
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,320	6,745
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,112	5,808
Techne Corp. * (Healthcare - Products)	1,320	53,038
Telik, Inc. * (Biotechnology)	1,760	26,541
Transkaryotic Therapies, Inc. * (Biotechnology)	880	21,969
Trimeris, Inc. * (Pharmaceuticals)	528	5,945
United Therapeutics Corp. * (Pharmaceuticals)	704	32,169
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,816	26,358
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	2,112	33,285
Xoma, Ltd. * (Biotechnology)	2,992	2,992

TOTAL COMMON STOCKS (Cost $4,714,012)		6,753,950

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreement (27.0%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $2,422,165 (Collateralized by $2,474,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $2,471,351)	$2,422,000	2,422,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,422,000)		2,422,000

TOTAL INVESTMENT SECURITIES (Cost $7,136,012) - 102.2%		$9,175,950

Percentages indicated are based on net assets, as of March 31, 2005

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 4/26/05 (Underlying notional amount at value $6,765,593)	20,032	$(196,305)

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Agriculture	0.4%
Biotechnology	62.6%
Commercial Services	0.1%
Healthcare-Products	0.6%
Pharmaceuticals	11.5%
Other***	27.0%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Goods UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (73.8%)
Activision, Inc. * (Software)	342	$5,062
Actuant Corp. * (Miscellaneous Manufacturing)	57	2,560
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	152	7,275
Altria Group, Inc. (Agriculture)	3,819	249,724
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	76	1,862
American Italian Pasta Co. (Food)	38	1,041
Anheuser-Busch Cos., Inc. (Beverages)	1,482	70,232
Archer-Daniels-Midland Co. (Agriculture)	1,102	27,087
ArvinMeritor, Inc. (Auto Parts & Equipment)	133	2,058
Avon Products, Inc. (Cosmetics/Personal Care)	874	37,530
Beazer Homes USA, Inc. (Home Builders)	57	2,842
Black & Decker Corp. (Hand/Machine Tools)	152	12,007
Blyth, Inc. (Household Products/Wares)	57	1,815
BorgWarner, Inc. (Auto Parts & Equipment)	95	4,625
Briggs & Stratton Corp. (Machinery-Diversified)	95	3,459
Brown-Forman Corp. (Beverages)	76	4,161
Bunge, Ltd. (Agriculture)	209	11,261
Callaway Golf Co. (Leisure Time)	114	1,459
Campbell Soup Co. (Food)	475	13,785
Centex Corp. (Home Builders)	228	13,058
Champion Enterprises, Inc. * (Home Builders)	133	1,250
Chiquita Brands International, Inc. (Food)	76	2,035
Church & Dwight, Inc. (Household Products/Wares)	114	4,044
Clorox Co. (Household Products/Wares)	399	25,133
Coach, Inc. * (Apparel)	342	19,367
Coca-Cola Co. (Beverages)	4,142	172,596
Coca-Cola Enterprises, Inc. (Beverages)	456	9,357
Colgate-Palmolive Co. (Cosmetics/Personal Care)	988	51,544
ConAgra Foods, Inc. (Food)	988	26,696
Constellation Brands, Inc. * (Beverages)	171	9,041
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	133	2,442
Corn Products International, Inc. (Food)	133	3,457
D.R. Horton, Inc. (Home Builders)	532	15,555
Dana Corp. (Auto Parts & Equipment)	285	3,645
Dean Foods Co. * (Food)	285	9,776
Del Monte Foods Co. * (Food)	361	3,917
Delphi Corp. (Auto Parts & Equipment)	931	4,171
Dreyer’s Grand Ice Cream Holdings, Inc. (Food)	57	4,604
Eastman Kodak Co. (Miscellaneous Manufacturing)	532	17,317
Electronic Arts, Inc. * (Software)	551	28,530
Energizer Holdings, Inc. * (Electrical Components & Equipment)	133	7,954
Ethan Allen Interiors, Inc. (Home Furnishings)	57	1,824
Fleetwood Enterprises, Inc. * (Home Builders)	95	827
Flowers Foods, Inc. (Food)	76	2,144
Ford Motor Co. (Auto Manufacturers)	3,268	37,027
Fossil, Inc. * (Household Products/Wares)	76	1,970
Furniture Brands International, Inc. (Home Furnishings)	95	2,072
G & K Services, Inc. (Textiles)	38	1,531
Garmin, Ltd. (Electronics)	114	5,280
General Mills, Inc. (Food)	665	32,684
General Motors Corp. (Auto Manufacturers)	855	25,128

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Genesco, Inc. * (Retail)	38	1,080
Gentex Corp. (Electronics)	152	4,849
Genuine Parts Co. (Distribution/Wholesale)	323	14,047
Gillette Co. (Cosmetics/Personal Care)	1,691	85,361
Hain Celestial Group, Inc. * (Food)	57	1,062
Harley-Davidson, Inc. (Leisure Time)	551	31,827
Harman International Industries, Inc. (Home Furnishings)	114	10,085
Hasbro, Inc. (Toys/Games/Hobbies)	304	6,217
Heinz (H.J.) Co. (Food)	646	23,799
Herman Miller, Inc. (Office Furnishings)	133	4,006
Hershey Foods Corp. (Food)	323	19,529
HNI Corp. (Office Furnishings)	95	4,271
Hormel Foods Corp. (Food)	133	4,138
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	57	2,907
Interface, Inc. - Class A * (Office Furnishings)	76	518
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	57	1,224
JM Smucker Co. (Food)	114	5,734
Johnson Controls, Inc. (Auto Parts & Equipment)	361	20,128
Jones Apparel Group, Inc. (Apparel)	228	7,636
KB Home (Home Builders)	76	8,927
Kellogg Co. (Food)	437	18,909
Kellwood Co. (Apparel)	57	1,641
Kenneth Cole Productions, Inc. (Retail)	19	554
Kimberly-Clark Corp. (Household Products/Wares)	912	59,945
Kraft Foods, Inc. (Food)	475	15,699
La-Z-Boy, Inc. (Home Furnishings)	95	1,323
Lancaster Colony Corp. (Miscellaneous Manufacturing)	57	2,425
Lear Corp. (Auto Parts & Equipment)	133	5,900
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	361	10,426
Lennar Corp. - Class A (Home Builders)	228	12,923
Lennar Corp. - Class B (Home Builders)	19	1,001
Lexar Media, Inc. * (Computers)	133	662
Liz Claiborne, Inc. (Apparel)	209	8,387
Loews Corp. - Carolina Group (Agriculture)	114	3,773
M.D.C. Holdings, Inc. (Home Builders)	57	3,970
Martek Biosciences Corp. * (Biotechnology)	57	3,317
Marvel Enterprises, Inc. * (Toys/Games/Hobbies)	152	3,040
Mattel, Inc. (Toys/Games/Hobbies)	779	16,631
Maytag Corp. (Home Furnishings)	133	1,858
McCormick & Co., Inc. (Food)	209	7,196
Meritage Homes Corp. * (Home Builders)	38	2,239
Modine Manufacturing Co. (Auto Parts & Equipment)	57	1,672
Mohawk Industries, Inc. * (Textiles)	95	8,009
Molson Coors Brewing Co. - Class B (Beverages)	133	10,264
Monaco Coach Corp. (Home Builders)	57	921
NBTY, Inc. * (Pharmaceuticals)	114	2,860
Newell Rubbermaid, Inc. (Housewares)	513	11,255
NIKE, Inc. - Class B (Apparel)	323	26,910
Nu Skin Enterprises, Inc. (Retail)	95	2,138
NVR, Inc. * (Home Builders)	19	14,915
Oakley, Inc. (Healthcare-Products)	57	731
Pentair, Inc. (Miscellaneous Manufacturing)	190	7,410
PepsiAmericas, Inc. (Beverages)	133	3,014
PepsiCo, Inc. (Beverages)	3,135	166,249
Phillips-Van Heusen Corp. (Apparel)	38	1,012
Polaris Industries, Inc. (Leisure Time)	76	5,337
Polo Ralph Lauren Corp. (Apparel)	114	4,423
Procter & Gamble Co. (Cosmetics/Personal Care)	4,693	248,728

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pulte Homes, Inc. (Home Builders)	190	13,990
Quiksilver, Inc. * (Apparel)	114	3,309
Ralcorp Holdings, Inc. (Food)	57	2,699
Rayovac Corp. * (Electrical Components & Equipment)	57	2,371
Reebok International, Ltd. (Apparel)	95	4,209
Reynolds American, Inc. (Agriculture)	152	12,250
Russell Corp. (Apparel)	57	1,031
Sara Lee Corp. (Food)	1,463	32,419
SCP Pool Corp. (Distribution/Wholesale)	95	3,027
Smithfield Foods, Inc. * (Food)	171	5,395
Snap-on, Inc. (Hand/Machine Tools)	95	3,020
Standard Pacific Corp. (Home Builders)	57	4,115
Stanley Works (Hand/Machine Tools)	152	6,881
Steelcase, Inc. - Class A (Office Furnishings)	95	1,311
Superior Industries International, Inc. (Auto Parts & Equipment)	38	1,004
Take-Two Interactive Software, Inc. * (Software)	76	2,972
The Estee Lauder Cos., Inc. (Cosmetics/Personal Care)	247	11,110
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	323	4,312
The Nautilus Group, Inc. (Leisure Time)	57	1,354
The Pepsi Bottling Group, Inc. (Beverages)	285	7,937
The Ryland Group, Inc. (Home Builders)	95	5,892
The Stride Rite Corp. (Apparel)	76	1,011
The Timberland Co. - Class A * (Apparel)	38	2,695
Thor Industries, Inc. (Home Builders)	76	2,273
THQ, Inc. * (Software)	76	2,139
Toll Brothers, Inc. * (Home Builders)	95	7,491
Tommy Hilfiger Corp. * (Apparel)	171	2,001
Tootsie Roll Industries, Inc. (Food)	38	1,140
Tupperware Corp. (Household Products/Wares)	95	1,934
Tyson Foods, Inc. - Class A (Food)	437	7,289
Unifi, Inc. * (Apparel)	95	318
Universal Corp. (Agriculture)	38	1,739
UST, Inc. (Agriculture)	304	15,717
V. F. Corp. (Apparel)	171	10,113
Visteon Corp. (Auto Parts & Equipment)	247	1,410
WD-40 Co. (Household Products/Wares)	38	1,235
Weight Watchers International, Inc. * (Commercial Services)	76	3,266
Whirlpool Corp. (Home Furnishings)	114	7,721
Winnebago Industries, Inc. (Home Builders)	57	1,801
Wolverine World Wide, Inc. (Apparel)	114	2,443
Wrigley (Wm.) Jr. Co. (Food)	247	16,196
Yankee Candle Co., Inc. * (Household Products/Wares)	95	3,012

TOTAL COMMON STOCKS (Cost $2,124,542)		2,184,385

	Principal Amount
Repurchase Agreements (27.8%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $821,056 (Collateralized by $839,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $838,102)	$821,000	821,000

TOTAL REPURCHASE AGREEMENTS (Cost $821,000)		821,000

TOTAL INVESTMENT SECURITIES (Cost $2,945,542) - 101.6%		$3,005,385

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Consumer Goods Index expiring 4/25/05 (Underlying notional amount at value $2,150,720)	8,209	$17,111

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Agriculture	10.9%
Apparel	3.3%
Auto Manufacturers	2.1%
Auto Parts & Equipment	1.8%
Beverages	15.4%
Biotechnology	0.1%
Commercial Services	0.1%
Computers	NM
Cosmetics/Personal Care	14.9%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.3%
Electronics	0.3%
Food	8.8%
Hand/Machine Tools	0.7%
Healthcare-Products	NM
Home Builders	4.0%
Home Furnishings	0.8%
Household Products/Wares	3.4%
Housewares	0.4%
Leisure Time	1.4%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	1.4%
Office Furnishings	0.3%
Pharmaceuticals	0.1%
Retail	0.1%
Software	1.3%
Textiles	0.3%
Toys/Games/Hobbies	0.9%
Other***	27.8%

NM	Not meaningful, amount is less than 0.05%.
***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Services UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (75.0%)
Abercrombie & Fitch Co. - Class A (Retail)	35	$2,003
Accredo Health, Inc. * (Pharmaceuticals)	21	933
Adesa, Inc. (Commercial Services)	35	818
Advance Auto Parts, Inc. * (Retail)	28	1,413
ADVO, Inc. (Advertising)	14	524
Aeropostale, Inc. * (Retail)	21	688
AirTran Holdings, Inc. * (Airlines)	35	317
Alaska Air Group, Inc. * (Airlines)	7	206
Albertson’s, Inc. (Food)	126	2,602
Amazon.com, Inc. * (Internet)	119	4,078
American Eagle Outfitters, Inc. (Retail)	49	1,448
American Greetings Corp. - Class A (Household Products/Wares)	28	713
AmerisourceBergen Corp. (Pharmaceuticals)	49	2,807
AMR Corp. * (Airlines)	63	674
Andrx Group * (Pharmaceuticals)	28	635
AnnTaylor Stores Corp. * (Retail)	28	717
Apollo Group, Inc. - Class A * (Commercial Services)	63	4,665
Applebee’s International, Inc. (Retail)	35	965
Aramark Corp. (Commercial Services)	42	1,104
Arbitron, Inc. (Commercial Services)	14	601
Argosy Gaming Co. * (Entertainment)	14	643
AutoNation, Inc. * (Retail)	77	1,458
AutoZone, Inc. * (Retail)	28	2,400
Avid Technology, Inc. * (Software)	14	758
Aztar Corp. * (Lodging)	14	400
Barnes & Noble, Inc. * (Retail)	21	724
Bed Bath & Beyond, Inc. * (Retail)	119	4,348
Belo Corp. - Class A (Media)	42	1,014
Best Buy Co., Inc. (Retail)	105	5,671
Big Lots, Inc. * (Retail)	49	589
BJ’s Wholesale Club, Inc. * (Retail)	28	870
Bob Evans Farms, Inc. (Retail)	14	328
Borders Group, Inc. (Retail)	35	932
Boyd Gaming Corp. (Lodging)	21	1,095
Brinker International, Inc. * (Retail)	35	1,268
Cablevision Systems New York Group * (Media)	77	2,160
Caesars Entertainment, Inc. * (Lodging)	112	2,216
Cardinal Health, Inc. (Pharmaceuticals)	175	9,764
Career Education Corp. * (Commercial Services)	42	1,439
Carmax, Inc. * (Retail)	42	1,323
Carnival Corp. (Leisure Time)	175	9,067
Casey’s General Stores, Inc. (Retail)	21	377
Catalina Marketing Corp. (Advertising)	21	544
CBRL Group, Inc. (Retail)	21	867
CDW Corp. (Distribution/Wholesale)	28	1,587
CEC Entertainment, Inc. * (Retail)	14	512
Cendant Corp. (Commercial Services)	427	8,770
Charming Shoppes, Inc. * (Retail)	42	341
Cheesecake Factory, Inc. * (Retail)	35	1,241
Chemed Corp. (Commercial Services)	7	535
Chico’s FAS, Inc. * (Retail)	70	1,978
Circuit City Stores, Inc. (Retail)	77	1,236
Claire’s Stores, Inc. (Retail)	35	806
Clear Channel Communications, Inc. (Media)	217	7,480

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
CNET Networks, Inc. * (Internet)	56	529
Comcast Corp. - Special Class A * (Media)	854	28,848
Continental Airlines, Inc. - Class B * (Airlines)	28	337
Copart, Inc. * (Retail)	28	660
Corinthian Colleges, Inc. * (Commercial Services)	35	550
Costco Wholesale Corp. (Retail)	189	8,350
Cumulus Media, Inc. – Class A * (Media)	21	299
CVS Corp. (Retail)	161	8,472
Darden Restaurants, Inc. (Retail)	63	1,933
DeVry, Inc. * (Commercial Services)	28	530
Dex Media, Inc. (Media)	42	867
Dillards, Inc. - Class A (Retail)	28	753
DIRECTV Group, Inc. * (Media)	371	5,350
Dollar General Corp. (Retail)	126	2,761
Dollar Tree Stores, Inc. * (Retail)	49	1,408
DoubleClick, Inc. * (Internet)	49	377
Dow Jones & Co., Inc. (Media)	21	785
DreamWorks Animation SKG, Inc. – Class A * (Entertainment)	14	570
Dun & Bradstreet Corp. * (Software)	28	1,720
eBay, Inc. * (Internet)	406	15,127
EchoStar Communications Corp. - Class A (Media)	91	2,662
Education Management Corp. * (Commercial Services)	21	587
Emmis Communications Corp. * (Media)	21	404
Entercom Communications Corp. * (Media)	21	746
FactSet Research Systems, Inc. (Computers)	14	462
Family Dollar Stores, Inc. (Retail)	63	1,913
Fastenal Co. (Distribution/Wholesale)	28	1,549
Federated Department Stores, Inc. (Retail)	70	4,455
Foot Locker, Inc. (Retail)	63	1,846
Gannett Co., Inc. (Media)	105	8,303
Gap, Inc. (Retail)	259	5,657
Gaylord Entertainment Co. * (Lodging)	14	566
Gemstar-TV Guide International, Inc. * (Media)	98	426
Getty Images, Inc. * (Advertising)	21	1,493
GTECH Holdings Corp. (Entertainment)	49	1,153
Guitar Center, Inc. * (Retail)	7	384
H & R Block, Inc. (Commercial Services)	63	3,187
Harrah’s Entertainment, Inc. (Lodging)	42	2,712
Harte-Hanks, Inc. (Advertising)	21	579
Hilton Hotels Corp. (Lodging)	147	3,285
Hollywood Entertainment Corp. * (Retail)	21	277
Home Depot, Inc. (Retail)	889	33,995
Hot Topic, Inc. * (Retail)	21	459
IHOP Corp. (Retail)	7	334
Interactive Data Corp. * (Commercial Services)	14	291
InterActiveCorp * (Internet)	203	4,521
International Game Technology (Entertainment)	140	3,731
International Speedway Corp. (Entertainment)	14	760
Interpublic Group of Cos., Inc. * (Advertising)	168	2,063
ITT Educational Services, Inc. * (Commercial Services)	21	1,019
J.C. Penney Co., Inc. (Holding Company) (Retail)	105	5,452
Jack in the Box, Inc. * (Retail)	14	519
JetBlue Airways Corp. * (Airlines)	42	800
John Wiley & Sons, Inc. (Media)	14	494
Knight-Ridder, Inc. (Media)	28	1,883
Kohls Corp. * (Retail)	126	6,505
Kroger Co. * (Food)	273	4,376
Lamar Advertising Co. * (Advertising)	35	1,410
Laureate Education, Inc. * (Commercial Services)	21	899
Lee Enterprises, Inc. (Media)	14	608

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Liberty Media Corp. - Class A * (Media)	1,043	10,816
Liberty Media International, Inc. - Class A * (Media)	63	2,756
Limited, Inc. (Retail)	140	3,402
Linens ‘n Things, Inc. * (Retail)	21	521
Longs Drug Stores Corp. (Retail)	14	479
Lowe’s Cos., Inc. (Retail)	287	16,385
Mandalay Resort Group (Lodging)	28	1,974
Marriott International, Inc. - Class A (Lodging)	77	5,148
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	14	459
May Department Stores Co. (Retail)	119	4,405
McClatchy Co. (Media)	7	519
McDonald’s Corp. (Retail)	511	15,913
McGraw-Hill Cos., Inc. (Media)	77	6,718
McKesson Corp. (Commercial Services)	112	4,227
Media General, Inc. - Class A (Media)	7	433
Meredith Corp. (Media)	14	655
Metro-Goldwyn-Mayer, Inc. * (Entertainment)	28	335
MGM Grand, Inc. * (Commercial Services)	21	1,487
Michaels Stores, Inc. (Retail)	56	2,033
NAVTEQ (Software)	21	910
Neiman Marcus Group, Inc. - Class A (Retail)	14	1,281
New York Times Co. - Class A (Media)	56	2,048
News Corp. - Class A (Media)	1,016	17,187
Nordstrom, Inc. (Retail)	49	2,714
O’Reilly Automotive, Inc. * (Retail)	21	1,040
Office Depot, Inc. * (Retail)	126	2,795
OfficeMax, Inc. (Retail)	35	1,173
Omnicare, Inc. (Pharmaceuticals)	42	1,489
Omnicom Group, Inc. (Advertising)	77	6,817
Outback Steakhouse, Inc. (Retail)	28	1,282
P.F. Chang’s China Bistro, Inc. * (Retail)	7	419
Pacific Sunwear of California, Inc. * (Retail)	28	783
Panera Bread Co. – Class A* (Retail)	14	791
Payless ShoeSource, Inc. * (Retail)	28	442
Penn National Gaming * (Entertainment)	28	823
Pep Boys-Manny, Moe & Jack (Retail)	21	369
Performance Food Group Co. * (Food)	21	581
PETCO Animal Supplies, Inc. (Retail)	14	515
Petsmart, Inc. (Retail)	56	1,610
Pier 1 Imports, Inc. (Retail)	35	638
Pixar Animation Studios * (Software)	7	683
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	14	303
R.H. Donnelley Corp. * (Advertising)	14	813
Radio One, Inc. (Media)	28	413
RadioShack Corp. (Retail)	63	1,544
Reader’s Digest Association, Inc. (Media)	35	606
Regis Corp. (Retail)	21	860
Rent-A-Center, Inc. * (Commercial Services)	28	765
Rite Aid Corp. * (Retail)	182	721
Ross Stores, Inc. (Retail)	63	1,836
Royal Caribbean Cruises, Ltd. (Leisure Time)	42	1,877
Ruby Tuesday, Inc. (Retail)	28	680
Sabre Holdings Corp. (Leisure Time)	56	1,225
Safeway, Inc. * (Food)	182	3,372
Saks, Inc. (Retail)	49	884
Scholastic Corp. * (Media)	14	516
Scientific Games Corp. * (Entertainment)	28	640
Sears Holdings Corp. (Retail)	17	2,264
Service Corp. International * (Commercial Services)	140	1,047
Sirius Satellite Radio, Inc. * (Media)	462	2,596

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
SkyWest, Inc. (Airlines)	21	390
Sonic Corp. * (Retail)	21	701
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	21	356
Southwest Airlines Co. (Airlines)	287	4,087
Staples, Inc. (Retail)	203	6,380
Starbucks Corp. * (Retail)	161	8,317
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	84	5,043
Station Casinos, Inc. (Lodging)	21	1,419
Strayer Education, Inc. (Commercial Services)	7	793
SuperValu, Inc. (Food)	56	1,868
Sysco Corp. (Food)	259	9,272
Target Corp. (Retail)	336	16,807
Telewest Global, INC. * (Telecommunications)	98	1,743
The E.W. Scripps Co. - Class A (Media)	35	1,706
The Men’s Wearhouse, Inc. * (Retail)	14	591
The ServiceMaster Co. (Commercial Services)	119	1,607
The Talbots, Inc. (Retail)	7	224
Tiffany & Co. (Retail)	56	1,933
Time Warner, Inc. * (Media)	1,792	31,450
TJX Cos., Inc. (Retail)	203	5,000
Toys R Us, Inc. * (Retail)	84	2,164
Tractor Supply Co. * (Retail)	14	611
Tribune Co. (Media)	84	3,349
Tuesday Morning Corp. * (Retail)	14	404
UnitedGlobalCom * (Media)	147	1,391
Univision Communications, Inc. - Class A * (Media)	105	2,907
Urban Outfitters, Inc. * (Retail)	21	1,007
Valassis Communications, Inc. * (Commercial Services)	21	734
VCA Antech, Inc. * (Pharmaceuticals)	35	708
Viacom, Inc. - Class B (Media)	609	21,211
Wal-Mart Stores, Inc. (Retail)	1,064	53,318
Walgreen Co. (Retail)	413	18,345
Walt Disney Co. (Media)	833	23,932
Washington Post Co. - Class B (Media)	7	6,258
Wendy’s International, Inc. (Retail)	49	1,913
Westwood One, Inc. * (Media)	28	570
Whole Foods Market, Inc. (Food)	28	2,860
Williams Sonoma, Inc. * (Retail)	35	1,286
Wynn Resorts, Ltd. * (Lodging)	28	1,897
XM Satellite Radio Holdings, Inc. - Class A * (Media)	84	2,646
YUM! Brands, Inc. (Retail)	119	6,165
Zale Corp. * (Retail)	21	624

TOTAL COMMON STOCKS (Cost $678,559)		697,647

	Principal Amount
Repurchase Agreements (19.0%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $177,012 (Collateralized by $182,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $181,805)	$177,000	177,000

TOTAL REPURCHASE AGREEMENTS (Cost $177,000)		177,000

TOTAL INVESTMENT SECURITIES (Cost $855,559) – 94.0%		$874,647

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 4/25/05 (Underlying notional amount at value $700,274)	2,370	$3,988

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	1.5%
Airlines	0.7%
Commercial Services	3.9%
Computers	NM
Distribution/Wholesale	0.3%
Entertainment	0.9%
Food	2.7%
Household Products/Wares	0.1%
Internet	2.6%
Leisure Time	1.3%
Lodging	2.8%
Media	21.9%
Miscellaneous Manufacturing	NM
Pharmaceuticals	1.8%
Retail	33.9%
Software	0.4%
Telecommunications	0.2%
Other***	19.0%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Financials UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (75.0%)
ACE, Ltd. (Insurance)	372	$15,352
Affiliated Managers Group, Inc * (Diversified Financial Services)	31	1,923
AFLAC, Inc. (Insurance)	651	24,256
Allmerica Financial Corp. * (Insurance)	62	2,229
Allstate Corp. (Insurance)	868	46,925
AMB Property Corp. (Real Estate Investment Trust)	93	3,515
Ambac Financial Group, Inc. (Insurance)	124	9,269
American Express Co. (Diversified Financial Services)	1,395	71,661
American Financial Realty Trust (Real Estate Investment Trust)	124	1,814
American International Group, Inc. (Insurance)	2,883	159,748
American National Insurance Co. (Insurance)	31	3,283
AmeriCredit Corp. * (Diversified Financial Services)	186	4,360
Ameritrade Holding Corp. - Class A *(Diversified Financial Services)	372	3,798
Amerus Group Co. (Insurance)	62	2,930
AmSouth Bancorp (Banks)	434	11,262
Annaly Mortgage Management, Inc. (Real Estate Investment Trust)	155	2,908
AON Corp. (Insurance)	341	7,788
Apartment Investment and Management Co. - Class A (Real Estate Investment Trust)	124	4,613
Archstone-Smith Trust (Real Estate Investment Trust)	248	8,459
Arden Realty Group, Inc. (Real Estate Investment Trust)	93	3,148
Arthur J. Gallagher & Co. (Insurance)	124	3,571
Associated Banc-Corp. (Banks)	155	4,841
Assurant, Inc. (Insurance)	155	5,224
Astoria Financial Corp. (Savings & Loans)	124	3,137
Avalonbay Communities, Inc. (Real Estate Investment Trust)	93	6,221
Axis Capital Hldgs, Ltd. (Insurance)	93	2,515
Bank of America Corp. (Banks)	5,084	224,203
Bank of Hawaii Corp. (Banks)	62	2,806
Bank of New York Co., Inc. (Banks)	992	28,818
BB&T Corp. (Banks)	713	27,864
Bear Stearns Cos., Inc. (Diversified Financial Services)	124	12,388
Boston Properties, Inc. (Real Estate Investment Trust)	124	7,469
BRE Properties, Inc. - Class A (Real Estate Investment Trust)	62	2,189
Brown & Brown, Inc. (Insurance)	62	2,858
Camden Property Trust (Real Estate Investment Trust)	62	2,916
Capital One Financial Corp. (Diversified Financial Services)	310	23,179
CarrAmerica Realty Corp. (Real Estate Investment Trust)	62	1,956
Catellus Development Corp. (Real Estate Investment Trust)	124	3,305
CBL & Associates Properties, Inc. (Real Estate Investment Trust)	31	2,217
Centerpoint Properties Corp. (Real Estate Investment Trust)	62	2,542
Chicago Mercantile Exchange (Diversified Financial Services)	31	6,015
Chubb Corp. (Insurance)	248	19,659
Cincinnati Financial Corp. (Insurance)	186	8,111
CIT Group, Inc. (Diversified Financial Services)	279	10,602
Citigroup, Inc. (Diversified Financial Services)	6,541	293,952
City National Corp. (Banks)	62	4,329
Colonial BancGroup, Inc. (Banks)	155	3,181
Comerica, Inc. (Banks)	217	11,952

	Shares	Value
Commerce Bancorp, Inc. (Banks)	186	6,039
Commerce Bancshares, Inc. (Banks)	93	4,483
Commerce Group, Inc. (Insurance)	31	1,921
Compass Bancshares, Inc. (Banks)	155	7,037
Conseco, Inc. * (Insurance)	186	3,798
Countrywide Credit Industries, Inc. (Diversified Financial Services)	713	23,144
Crescent Real Estate Equities Co. (Real Estate Investment Trust)	124	2,026
Cullen/Frost Bankers, Inc. (Banks)	62	2,799
Developers Diversified Realty Corp. (Real Estate Investment Trust)	124	4,929
Doral Financial Corp. (Diversified Financial Services)	124	2,714
Duke-Weeks Realty Corp. (Real Estate Investment Trust)	186	5,552
E*TRADE Financial Corp. (Diversified Financial Services)	465	5,580
East-West Bancorp, Inc. (Banks)	62	2,289
Eaton Vance Corp. (Diversified Financial Services)	155	3,633
Edwards (A.G.), Inc. (Diversified Financial Services)	93	4,166
Equifax, Inc. (Commercial Services)	186	5,708
Equity Office Properties Trust (Real Estate Investment Trust)	496	14,943
Equity Residential Properties Trust (Real Estate Investment Trust)	341	10,983
Everest Re Group, Ltd. (Insurance)	62	5,277
Fannie Mae (Diversified Financial Services)	1,209	65,830
Federal Realty Investment Trust (Real Estate Investment Trust)	62	2,998
Federated Investors, Inc. - Class B (Diversified Financial Services)	124	3,510
Fidelity National Financial, Inc. (Insurance)	186	6,127
Fifth Third Bancorp (Banks)	620	26,648
First American Financial Corp. (Insurance)	93	3,063
First BanCorp (Banks)	62	2,620
First Horizon National Corp. (Banks)	155	6,322
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	62	2,345
First Midwest Bancorp, Inc. (Banks)	62	2,014
First Niagara Financial Group, Inc. (Savings & Loans)	155	2,048
FirstMerit Corp. (Banks)	93	2,489
Franklin Resources, Inc. (Diversified Financial Services)	186	12,769
Freddie Mac (Diversified Financial Services)	868	54,858
Fremont General Corp. (Banks)	93	2,045
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	186	2,952
Fulton Financial Corp. (Banks)	155	3,377
General Growth Properties, Inc. (Real Estate Investment Trust)	279	9,514
Genworth Financial, Inc. (Diversified Financial Services)	189	5,201
Golden West Financial Corp. (Savings & Loans)	372	22,506
Goldman Sachs Group, Inc. (Diversified Financial Services)	527	57,965
Hartford Financial Services Group, Inc. (Insurance)	372	25,504
HCC Insurance Holdings, Inc. (Insurance)	93	3,363
Health Care Property Investors, Inc. (Real Estate Investment Trust)	155	3,638
Health Care REIT, Inc. (Real Estate Investment Trust)	62	1,984
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	62	2,259
Hibernia Corp. (Banks)	186	5,954
Hospitality Properties Trust (Real Estate Investment Trust)	93	3,755
Host Marriott Corp. (Real Estate Investment Trust)	403	6,674
HRPT Properties Trust (Real Estate Investment Trust)	217	2,584
Hudson City Bancorp, Inc. (Savings & Loans)	93	3,399
Hudson United Bancorp (Banks)	62	2,186
Huntington Bancshares, Inc. (Banks)	279	6,668
Independence Community Bank Corp. (Savings & Loans)	93	3,627
IndyMac Bancorp, Inc. (Diversified Financial Services)	62	2,108
Investors Financial Services Corp. (Banks)	93	4,549
iStar Financial, Inc. (Real Estate Investment Trust)	155	6,383

	Shares	Value
J.P. Morgan Chase & Co. (Diversified Financial Services)	4,494	155,492
Janus Capital Group, Inc. (Diversified Financial Services)	310	4,325
Jefferies Group, Inc. (Diversified Financial Services)	62	2,336
Jefferson-Pilot Corp. (Insurance)	186	9,123
KeyCorp (Banks)	527	17,101
Kimco Realty Corp. (Real Estate Investment Trust)	124	6,684
Legg Mason, Inc. (Diversified Financial Services)	124	9,689
Liberty Property Trust (Real Estate Investment Trust)	93	3,632
Lincoln National Corp. (Insurance)	217	9,795
Loews Corp. (Insurance)	155	11,399
M&T Bank Corp. (Banks)	93	9,492
Macerich Co. (Real Estate Investment Trust)	62	3,303
Mack-Cali Realty Corp. (Real Estate Investment Trust)	62	2,626
Marsh & McLennan Cos., Inc. (Insurance)	620	18,860
Marshall & Ilsley Corp. (Banks)	248	10,354
MBIA, Inc. (Insurance)	186	9,724
MBNA Corp. (Diversified Financial Services)	1,426	35,008
Mellon Financial Corp. (Banks)	527	15,041
Mercantile Bankshares Corp. (Banks)	93	4,730
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,085	61,411
MetLife, Inc. (Insurance)	527	20,606
MGIC Investment Corp. (Insurance)	124	7,647
Mills Corp. (Real Estate Investment Trust)	62	3,280
Moneygram International, Inc. (Software)	124	2,342
Montpelier RE Holdings, Ltd. (Insurance)	62	2,179
Moody’s Corp. (Commercial Services)	155	12,534
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	1,240	70,990
National City Corp. (Banks)	713	23,886
Nationwide Financial Services (Insurance)	62	2,226
New Century Financial Corp. (Real Estate Investment Trust)	62	2,903
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	124	3,114
New York Community Bancorp (Savings & Loans)	310	5,630
North Fork Bancorp, Inc. (Banks)	558	15,479
Northern Trust Corp. (Banks)	248	10,773
Old Republic International Corp. (Insurance)	217	5,054
Pan Pacific Retail Properties (Real Estate Investment Trust)	62	3,519
PartnerRe, Ltd. (Insurance)	62	4,005
People’s Bank (Savings & Loans)	124	5,078
Plum Creek Timber Co., Inc. (Forest Products & Paper)	217	7,747
PMI Group, Inc. (Insurance)	124	4,713
PNC Financial Services Group (Banks)	341	17,555
Popular, Inc. (Banks)	310	7,539
Principal Financial Group, Inc. (Insurance)	403	15,511
Progressive Corp. (Insurance)	217	19,912
Prologis (Real Estate Investment Trust)	217	8,051
Protective Life Corp. (Insurance)	93	3,655
Providian Financial Corp. * (Diversified Financial Services)	372	6,384
Prudential Financial, Inc. (Insurance)	651	37,367
Public Storage, Inc. (Real Estate Investment Trust)	124	7,061
Radian Group, Inc. (Insurance)	124	5,920
Raymond James Financial Corp. (Diversified Financial Services)	62	1,879
Rayonier, Inc. (Forest Products & Paper)	62	3,071
Realty Income Corp. (Real Estate Investment Trust)	93	2,128
Reckson Associates Realty Corp. (Real Estate Investment Trust)	93	2,855
Regency Centers Corp. (Real Estate Investment Trust)	62	2,953
Regions Financial Corp. (Banks)	589	19,084

	Shares	Value
RenaissanceRe Holdings (Insurance)	93	4,343
SAFECO Corp. (Insurance)	155	7,550
Schwab (Diversified Financial Services)	1,395	14,661
SEI Investments Co. (Software)	93	3,363
Shurgard Storage Centers, Inc. - Class A (Real Estate Investment Trust)	62	2,541
Silicon Valley Bancshares * (Banks)	31	1,366
Simon Property Group, Inc. (Real Estate Investment Trust)	279	16,901
Sky Financial Group, Inc. (Banks)	124	3,326
SL Green Realty Corp. (Real Estate Investment Trust)	62	3,486
SLM Corp. (Diversified Financial Services)	527	26,266
South Financial Group, Inc. (Banks)	93	2,840
Sovereign Bancorp, Inc. (Savings & Loans)	465	10,304
St. Joe Co. (Real Estate)	93	6,259
St. Paul Cos., Inc. (Insurance)	837	30,743
StanCorp Financial Group, Inc. (Insurance)	31	2,628
State Street Corp. (Banks)	434	18,974
SunTrust Banks, Inc. (Banks)	465	33,512
Synovus Financial Corp. (Banks)	310	8,637
T. Rowe Price Group, Inc. (Diversified Financial Services)	155	9,204
TCF Financial Corp. (Banks)	155	4,208
TD Banknorth, Inc. * (Banks)	123	3,843
The First Marblehead Corp. *(Diversified Financial Services)	31	1,783
Thornburg Mortgage Asset Corp. (Real Estate Investment Trust)	124	3,477
Torchmark Corp. (Insurance)	124	6,473
Transatlantic Holdings, Inc. (Insurance)	31	2,053
Trizec Properties, Inc. (Real Estate Investment Trust)	124	2,356
U.S. Bancorp (Banks)	2,356	67,899
UCBH Holdings, Inc. (Banks)	62	2,474
UnionBanCal Corp. (Banks)	62	3,798
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	155	3,235
Unitrin, Inc. (Insurance)	62	2,815
UnumProvident Corp. (Insurance)	372	6,331
Valley National Bancorp (Banks)	124	3,197
Ventas, Inc. (Real Estate Investment Trust)	93	2,321
Vornado Realty Trust (Real Estate Investment Trust)	155	10,737
W.R. Berkley Corp. (Insurance)	93	4,613
Wachovia Corp. (Banks)	2,014	102,532
Waddell & Reed Financial, Inc. (Diversified Financial Services)	93	1,836
Washington Federal, Inc. (Savings & Loans)	124	2,890
Washington Mutual, Inc. (Savings & Loans)	1,085	42,858
Webster Financial Corp. (Banks)	62	2,815
Weingarten Realty Investors (Real Estate Investment Trust)	93	3,209
Wells Fargo & Co. (Banks)	2,139	127,911
Westamerica Bancorporation (Banks)	31	1,605
Whitney Holding Corp. (Banks)	62	2,760
Willis Group Holdings, Ltd. (Insurance)	155	5,715
Wilmington Trust Corp. (Banks)	93	3,264
XL Capital, Ltd. - Class A (Insurance)	186	13,461
Zions Bancorp (Banks)	124	8,558

TOTAL COMMON STOCKS (Cost $2,288,004)		3,048,804

	Principal Amount
Repurchase Agreements (23.4%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $951,065 (Collateralized by $972,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $970,959)	$951,000	951,000

TOTAL REPURCHASE AGREEMENTS (Cost $951,000)		951,000

TOTAL INVESTMENT SECURITIES (Cost $3,239,004) - 98.4%		$3,999,804

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 4/25/05 (Underlying notional amount at value $3,048,885)	31	$23,128

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Banks	23.6%
Commercial Services	0.4%
Diversified Financial Services	26.4%
Forest Products & Paper	0.3%
Insurance	15.7%
Real Estate	0.2%
Real Estate Investment Trust	5.8%
Savings & Loans	2.5%
Software	0.1%
Other***	23.4%

***	Includes non-equity securities.

Health Care UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (74.4%)
Abbott Laboratories (Pharmaceuticals)	11,092	$517,108
Abgenix, Inc. * (Pharmaceuticals)	590	4,130
Advanced Medical Optics, Inc. * (Healthcare - Products)	236	8,546
Aetna, Inc. (Healthcare - Services)	2,124	159,194
Affymetrix, Inc. * (Biotechnology)	472	20,220
Albany Molecular Research, Inc. * (Commercial Services)	118	1,213
Alcon, Inc. (Healthcare - Products)	590	52,681
Alexion Pharmaceuticals, Inc. * (Biotechnology)	236	5,113
Alkermes, Inc. * (Pharmaceuticals)	590	6,124
Allergan, Inc. (Pharmaceuticals)	944	65,580
Alpharma, Inc. (Pharmaceuticals)	236	2,908
American Medical Systems Holdings, Inc. * (Healthcare - Products)	472	8,109
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	236	12,211
AMERIGROUP Corp. * (Healthcare - Services)	354	12,942
Amgen, Inc. * (Biotechnology)	8,968	522,026
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	708	12,383
Applera Corp. - Applied Biosystems Group (Electronics)	1,416	27,952
Applera Corp. - Celera Genomics Group * (Biotechnology)	472	4,838
Apria Healthcare Group, Inc. * (Healthcare - Services)	354	11,363
ArthroCare Corp. * (Healthcare - Products)	118	3,363
Bard (C.R.), Inc. (Healthcare - Products)	708	48,201
Barr Laboratories, Inc. * (Pharmaceuticals)	590	28,810
Bausch & Lomb, Inc. (Healthcare - Products)	354	25,948
Baxter International, Inc. (Healthcare - Products)	4,366	148,357
Beckman Coulter, Inc. (Healthcare - Products)	472	31,364
Becton, Dickinson & Co. (Healthcare - Products)	1,652	96,510
Beverly Enterprises, Inc. * (Healthcare - Services)	708	8,765
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	118	5,748
Biogen Idec, Inc. * (Biotechnology)	2,360	81,444
Biomet, Inc. (Healthcare - Products)	1,652	59,968
Biosite Diagnostics, Inc. * (Healthcare - Products)	118	6,140
Boston Scientific Corp. * (Healthcare - Products)	4,248	124,424
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,806	351,501
Caremark Rx, Inc. * (Pharmaceuticals)	3,186	126,739
Celgene Corp. * (Biotechnology)	1,180	40,179
Cell Genesys, Inc. * (Biotechnology)	354	1,604
Cell Therapeutics, Inc. * (Pharmaceuticals)	472	1,694
Centene Corp. * (Healthcare - Services)	236	7,078
Cephalon, Inc. * (Pharmaceuticals)	354	16,578
Charles River Laboratories International, Inc. * (Biotechnology)	472	22,203
Chiron Corp. * (Biotechnology)	826	28,960
CIGNA Corp. (Insurance)	944	84,299
Community Health Systems, Inc. * (Healthcare - Services)	590	20,597
Cooper Cos., Inc. (Healthcare - Products)	354	25,807
Covance, Inc. * (Healthcare - Services)	472	22,472
Coventry Health Care, Inc. * (Healthcare - Services)	708	48,243
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	354	3,759
CuraGen Corp. * (Biotechnology)	236	982
CV Therapeutics, Inc. * (Pharmaceuticals)	236	4,805
Cyberonics, Inc. * (Healthcare - Products)	118	5,212
CYTYC Corp. * (Healthcare - Products)	826	19,006
Dade Behring Holdings, Inc. * (Healthcare - Products)	354	20,861
Datascope Corp. (Healthcare - Products)	118	3,608

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DaVita, Inc. * (Healthcare - Services)	708	29,630
Delta & Pine Land Co. (Agriculture)	236	6,372
DENTSPLY International, Inc. (Healthcare - Products)	472	25,682
Diagnostic Products Corp. (Healthcare - Products)	118	5,699
Edwards Lifesciences Corp. * (Healthcare - Products)	472	20,400
Eli Lilly & Co. (Pharmaceuticals)	6,844	356,572
Enzo Biochem, Inc. * (Biotechnology)	236	3,403
Enzon, Inc. * (Biotechnology)	354	3,607
eResearch Technology, Inc. * (Internet)	354	4,170
Express Scripts, Inc. - Class A * (Pharmaceuticals)	472	41,154
Fisher Scientific International, Inc. * (Electronics)	825	46,959
Forest Laboratories, Inc. * (Pharmaceuticals)	2,596	95,922
Gen-Probe, Inc. * (Healthcare - Products)	354	15,774
Genentech, Inc. * (Biotechnology)	3,304	187,039
Genzyme Corp. - General Division * (Biotechnology)	1,652	94,560
Gilead Sciences, Inc. * (Pharmaceuticals)	3,068	109,834
Guidant Corp. (Healthcare - Products)	2,242	165,683
Haemonetics Corp. * (Healthcare - Products)	236	9,950
HCA, Inc. (Healthcare - Services)	2,832	151,710
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,652	43,249
Health Net, Inc. * (Healthcare - Services)	826	27,018
Henry Schein, Inc. * (Healthcare - Products)	590	21,146
Hillenbrand Industries, Inc. (Healthcare - Products)	472	26,182
Hospira, Inc. * (Pharmaceuticals)	1,062	34,271
Human Genome Sciences, Inc. * (Biotechnology)	944	8,704
Humana, Inc. * (Healthcare - Services)	1,180	37,689
ICOS Corp. * (Biotechnology)	354	7,951
IDEXX Laboratories, Inc. * (Healthcare - Products)	236	12,782
ImClone Systems, Inc. * (Pharmaceuticals)	472	16,284
Immucor, Inc. * (Healthcare - Products)	354	10,687
Immunomedics, Inc. * (Biotechnology)	354	860
Impax Laboratories, Inc. * (Pharmaceuticals)	354	5,664
INAMED Corp. * (Healthcare - Products)	236	16,492
Incyte Genomics, Inc. * (Biotechnology)	590	4,030
InterMune, Inc. * (Biotechnology)	236	2,596
Intuitive Surgical, Inc. * (Healthcare - Products)	236	10,731
Invacare Corp. (Healthcare - Products)	236	10,533
Invitrogen Corp. * (Biotechnology)	354	24,497
IVAX Corp. * (Pharmaceuticals)	1,534	30,327
Johnson & Johnson (Healthcare - Products)	21,004	1,410,628
Kinetic Concepts, Inc. * (Healthcare - Products)	354	21,116
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,770	14,709
Laboratory Corp. of America Holdings * (Healthcare - Services)	944	45,501
Lexicon Genetics, Inc. * (Biotechnology)	354	1,809
LifePoint Hospitals, Inc. * (Healthcare - Services)	236	10,346
Ligand Pharmaceuticals, Inc. - Class B * (Pharmaceuticals)	472	2,705
Lincare Holdings, Inc. * (Healthcare - Services)	708	31,315
Manor Care, Inc. (Healthcare - Services)	590	21,452
Maxygen, Inc. * (Biotechnology)	236	2,025
Medarex, Inc. * (Pharmaceuticals)	590	4,207
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,888	93,588
Medicis Pharmaceutical Corp. (Pharmaceuticals)	354	10,613
MedImmune, Inc. * (Biotechnology)	1,770	42,144
Medtronic, Inc. (Healthcare - Products)	8,614	438,882
Mentor Corp. (Healthcare - Products)	236	7,576
Merck & Co., Inc. (Pharmaceuticals)	15,694	508,015
MGI Pharma, Inc. * (Pharmaceuticals)	472	11,927
Millennium Pharmaceuticals, Inc. * (Biotechnology)	2,124	17,884
Millipore Corp. * (Biotechnology)	354	15,364
Molecular Devices Corp. * (Electronics)	118	2,242
Mylan Laboratories, Inc. (Pharmaceuticals)	1,770	31,364
Myriad Genetics, Inc. * (Biotechnology)	236	4,340

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Nabi Biopharmaceuticals * (Pharmaceuticals)	472	5,891
Nektar Therapeutics * (Biotechnology)	590	8,225
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	236	8,982
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	118	2,001
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	236	2,978
Odyssey Healthcare, Inc. * (Healthcare - Services)	236	2,775
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	236	7,399
Orthodontic Centers of America, Inc. * (Healthcare - Services)	354	1,505
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	354	14,634
Owens & Minor, Inc. (Distribution/Wholesale)	236	6,407
PacifiCare Health Systems, Inc. * (Healthcare - Services)	590	33,583
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	236	7,892
PAREXEL International Corp. * (Commercial Services)	236	5,546
Patterson Dental Co. * (Healthcare - Products)	826	41,259
Pediatrix Medical Group, Inc. * (Healthcare - Services)	118	8,094
Perrigo Co. (Pharmaceuticals)	472	9,039
Pfizer, Inc. (Pharmaceuticals)	53,336	1,401,136
Pharmaceutical Product Development, Inc. * (Commercial Services)	354	17,151
PolyMedica Corp. (Healthcare - Products)	236	7,495
Protein Design Labs, Inc. * (Biotechnology)	708	11,321
Province Healthcare Co. * (Healthcare - Services)	354	8,528
PSS World Medical, Inc. * (Healthcare - Products)	472	5,367
Quest Diagnostics, Inc. (Healthcare - Services)	590	62,027
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	236	1,206
Renal Care Group, Inc. * (Healthcare - Services)	472	17,908
ResMed, Inc. * (Healthcare - Products)	236	13,310
Respironics, Inc. * (Healthcare - Products)	236	13,752
Savient Pharmaceuticals, Inc. * (Biotechnology)	472	1,298
Schering-Plough Corp. (Pharmaceuticals)	10,384	188,470
Sepracor, Inc. * (Pharmaceuticals)	708	40,646
Sierra Health Services, Inc. * (Healthcare - Services)	118	7,533
St. Jude Medical, Inc. * (Healthcare - Products)	2,478	89,208
STERIS Corp. * (Healthcare - Products)	472	11,918
Stryker Corp. (Healthcare - Products)	2,006	89,488
Sunrise Assisted Living, Inc. * (Healthcare - Services)	118	5,735
Sybron Dental Special, Inc. * (Healthcare - Products)	236	8,472
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	118	3,724
Techne Corp. * (Healthcare - Products)	236	9,482
Telik, Inc. * (Biotechnology)	354	5,338
Tenet Healthcare Corp. * (Healthcare - Services)	3,304	38,095
The Medicines Co. * (Pharmaceuticals)	354	8,022
Transkaryotic Therapies, Inc * (Biotechnology)	236	5,892
Triad Hospitals, Inc. * (Healthcare - Services)	590	29,559
Trimeris, Inc. * (Pharmaceuticals)	118	1,329
United Therapeutics Corp. * (Pharmaceuticals)	118	5,392
UnitedHealth Group, Inc. (Healthcare - Services)	4,601	438,844
Universal Health Services, Inc. - Class B (Healthcare - Services)	354	18,550
Valeant Pharmaceuticals International (Pharmaceuticals)	590	13,287
Varian Medical Systems, Inc. * (Healthcare - Products)	944	32,360
Vertex Pharmaceuticals, Inc. * (Biotechnology)	590	5,522
Viasys Healthcare, Inc. * (Healthcare - Products)	236	4,503
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	472	7,439
VISX, Inc. * (Healthcare - Products)	354	8,298
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	826	25,383
WellChoice, Inc. * (Healthcare - Services)	236	12,581
WellPoint, Inc. * (Healthcare - Services)	2,124	266,243
Wyeth (Pharmaceuticals)	9,440	398,179
Xoma, Ltd. * (Biotechnology)	590	590
Zimmer Holdings, Inc. * (Healthcare - Products)	1,770	137,724

TOTAL COMMON STOCKS (Cost $10,142,075)		11,099,950

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (24.7%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $3,686,251 (Collateralized by $3,765,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $3,760,969)	$3,686,000	3,686,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,686,000)		3,686,000

TOTAL INVESTMENT SECURITIES (Cost $13,828,075) - 99.1%		$14,785,950

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 4/25/05 (Underlying notional amount at value $11,101,039)	118	$22,079

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Agriculture	NM
Biotechnology	8.0%
Commercial Services	0.2%
Distribution/Wholesale	NM
Electronics	0.5%
Healthcare-Products	22.7%
Healthcare-Services	11.0%
Insurance	0.6%
Internet	NM
Pharmaceuticals	31.4%
Other***	24.7%

***	Includes non-equity securities.
NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Industrials UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (74.9%)
3M Co. (Miscellaneous Manufacturing)	602	$51,585
Accenture, Ltd. - Class A * (Commercial Services)	378	9,129
Acuity Brands, Inc. (Miscellaneous Manufacturing)	42	1,134
Acxiom Corp. (Software)	70	1,465
Aeroflex, Inc. * (Telecommunications)	56	522
Affiliated Computer Services, Inc. - Class A * (Computers)	98	5,218
AGCO Corp. * (Machinery-Diversified)	70	1,278
Agilent Technologies, Inc. * (Electronics)	378	8,391
Albany International Corp. - Class A (Machinery-Diversified)	28	865
Alexander & Baldwin, Inc. (Transportation)	42	1,730
Alliance Data Systems Corp. * (Commercial Services)	42	1,697
Alliant Techsystems, Inc. * (Aerospace/Defense)	28	2,001
Allied Waste Industries, Inc. * (Environmental Control)	168	1,228
American Standard Cos. (Building Materials)	154	7,158
Ametek, Inc. (Electrical Components & Equipment)	56	2,254
Amphenol Corp. - Class A (Electronics)	70	2,593
AptarGroup, Inc. (Miscellaneous Manufacturing)	28	1,455
Arkansas Best Corp. (Transportation)	14	529
Armor Holdings, Inc. * (Aerospace/Defense)	28	1,039
Arrow Electronics, Inc. * (Electronics)	98	2,484
Automatic Data Processing, Inc. (Software)	504	22,655
Avnet, Inc. * (Electronics)	98	1,805
Ball Corp. (Packaging & Containers)	84	3,484
Banta Corp. (Commercial Services)	28	1,198
Belden, Inc. (Electrical Components & Equipment)	42	933
Bemis Co., Inc. (Packaging & Containers)	84	2,614
Benchmark Electronics, Inc. * (Electronics)	28	891
Black Box Corp. (Telecommunications)	14	524
Boeing Co. (Aerospace/Defense)	630	36,829
Brink’s Co. (Miscellaneous Manufacturing)	42	1,453
Brunswick Corp. (Leisure Time)	84	3,935
Burlington Northern Santa Fe Corp. (Transportation)	322	17,365
C.H. Robinson Worldwide, Inc. (Transportation)	70	3,607
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	28	1,954
Caterpillar, Inc. (Machinery - Construction & Mining)	294	26,883
Ceridian Corp. * (Computers)	126	2,148
Certegy, Inc. (Software)	56	1,939
CheckFree Corp. * (Internet)	56	2,283
Checkpoint Systems, Inc. * (Electronics)	28	473
Choicepoint, Inc. * (Commercial Services)	70	2,808
Cintas Corp. (Textiles)	112	4,627
Clarcor, Inc. (Miscellaneous Manufacturing)	28	1,455
CNF, Inc. (Transportation)	42	1,965
Cognex Corp. (Machinery-Diversified)	28	697
Coherent, Inc. * (Electronics)	28	945
Commscope, Inc. * (Telecommunications)	42	628
Convergys Corp. * (Commercial Services)	126	1,881
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	84	6,008
Corporate Executive Board (Commercial Services)	28	1,791
Corrections Corp. of America * (Commercial Services)	28	1,081
Crane Co. (Miscellaneous Manufacturing)	42	1,209

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Crown Holdings, Inc. * (Packaging & Containers)	140	2,178
CSX Corp. (Transportation)	182	7,580
Cummins, Inc. (Machinery - Diversified)	28	1,970
Danaher Corp. (Miscellaneous Manufacturing)	210	11,216
Deere & Co. (Machinery - Diversified)	210	14,096
Deluxe Corp. (Commercial Services)	42	1,674
Dionex Corp. * (Electronics)	14	763
Donaldson Co., Inc. (Miscellaneous Manufacturing)	56	1,808
Dover Corp. (Miscellaneous Manufacturing)	168	6,349
Eagle Materials - Class A (Building Materials)	14	1,133
Eaton Corp. (Miscellaneous Manufacturing)	126	8,240
eFunds Corp. * (Software)	42	937
EGL, Inc. * (Transportation)	28	638
ElkCorp (Building Materials)	14	538
EMCOR Group, Inc. * (Engineering & Construction)	14	655
Emerson Electric Co. (Electrical Components & Equipment)	350	22,725
Engineered Support Systems, Inc. (Aerospace/Defense)	28	1,499
Esterline Technologies Corp. * (Aerospace/Defense)	28	967
Expeditors International of Washington, Inc. (Transportation)	84	4,498
FedEx Corp. (Transportation)	238	22,360
First Data Corp. (Software)	728	28,618
Fiserv, Inc. * (Software)	168	6,686
Flextronics International, Ltd. * (Electronics)	476	5,731
FLIR Systems, Inc. * (Electronics)	56	1,697
Florida Rock Industries, Inc. (Building Materials)	28	1,647
Flowserve Corp. * (Machinery-Diversified)	42	1,087
Fluor Corp. (Engineering & Construction)	70	3,880
Fortune Brands, Inc. (Household Products/Wares)	126	10,159
FTI Consulting, Inc. * (Commercial Services)	42	867
GATX Corp. (Trucking & Leasing)	42	1,394
General Dynamics Corp. (Aerospace/Defense)	140	14,987
General Electric Co. (Miscellaneous Manufacturing)	8,932	322,088
General Maritime Corp * (Transportation)	28	1,356
Georgia Pacific Corp. (Forest Products & Paper)	196	6,956
Global Payments, Inc. (Software)	28	1,806
Goodrich Corp. (Aerospace/Defense)	98	3,752
Graco, Inc. (Machinery-Diversified)	56	2,260
Granite Construction, Inc. (Engineering & Construction)	28	736
Harsco Corp. (Miscellaneous Manufacturing)	28	1,669
Hewitt Associates, Inc. * (Commercial Services)	42	1,117
Honeywell International, Inc. (Miscellaneous Manufacturing)	658	24,484
Hubbell, Inc. - Class B (Electrical Components & Equipment)	42	2,146
Hughes Supply, Inc. (Distribution/Wholesale)	56	1,666
IDEX Corp. (Machinery-Diversified)	42	1,695
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	224	20,055
IMS Health, Inc. (Software)	196	4,780
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	154	12,266
Iron Mountain, Inc. * (Commercial Services)	98	2,826
ITT Industries, Inc. (Miscellaneous Manufacturing)	84	7,580
J.B. Hunt Transport Services, Inc. (Transportation)	56	2,451
Jabil Circuit, Inc. * (Electronics)	140	3,993
Jacobs Engineering Group, Inc. * (Engineering & Construction)	42	2,181
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	70	683
Jarden Corp. * (Household Products/Wares)	28	1,285
Joy Global, Inc. (Machinery - Construction & Mining)	70	2,454
Kansas City Southern Industries, Inc. * (Transportation)	56	1,079
Kaydon Corp. (Metal Fabricate/Hardware)	28	879
KEMET Corp. * (Electronics)	70	543

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Kennametal, Inc. (Hand/Machine Tools)	28	1,330
L-3 Communications Holdings, Inc. (Aerospace/Defense)	98	6,960
Lafarge Corp. (Building Materials)	28	1,637
Landstar System, Inc. * (Transportation)	56	1,834
Littelfuse, Inc. * (Electrical Components & Equipment)	14	401
Lockheed Martin Corp. (Aerospace/Defense)	294	17,951
Louisiana-Pacific Corp. (Forest Products & Paper)	84	2,112
Manitowoc Co. (Machinery-Diversified)	28	1,131
Manpower, Inc. (Commercial Services)	70	3,046
Martin Marietta Materials (Building Materials)	42	2,349
Masco Corp. (Building Materials)	378	13,105
MDU Resources Group, Inc. (Electric)	98	2,707
Mettler Toledo International, Inc * (Electrical Components & Equipment)	42	1,995
Mine Safety Appliances Co. (Environmental Control)	28	1,085
Molex, Inc. (Electrical Components & Equipment)	42	1,107
Molex, Inc., Class A (Electrical Components & Equipment)	56	1,322
Monster Worldwide, Inc. * (Internet)	84	2,356
MPS Group, Inc. * (Commercial Services)	84	883
MSC Industrial Direct Co. - Class A (Retail)	42	1,284
Mueller Industries, Inc. (Metal Fabricate/Hardware)	28	788
Navigant Consulting Co. * (Commercial Services)	42	1,144
Navistar International Corp. * (Auto Manufacturers)	56	2,038
Nordson Corp. (Machinery-Diversified)	28	1,031
Norfolk Southern Corp. (Transportation)	336	12,449
Northrop Grumman Corp. (Aerospace/Defense)	308	16,626
OMI Corp. (Transportation)	84	1,609
Orbotech, Ltd. * (Electronics)	28	613
Oshkosh Truck Corp. (Auto Manufacturers)	28	2,296
Overseas Shipholding Group, Inc. (Transportation)	28	1,761
Owens-Illinois, Inc. * (Packaging & Containers)	112	2,816
PACCAR, Inc. (Auto Manufacturers)	140	10,135
Packaging Corp. of America (Packaging & Containers)	56	1,360
Pactiv Corp. * (Packaging & Containers)	126	2,942
Pall Corp. (Miscellaneous Manufacturing)	112	3,037
Parker Hannifin Corp. (Miscellaneous Manufacturing)	98	5,970
Paychex, Inc. (Commercial Services)	280	9,189
PerkinElmer, Inc. (Electronics)	98	2,022
PHH Corp. * (Commercial Services)	42	919
Powerwave Technologies, Inc. * (Telecommunications)	84	651
Precision Castparts Corp. (Metal Fabricate/Hardware)	56	4,313
Quanex Corp. (Metal Fabricate/Hardware)	28	1,493
Quanta Services, Inc. * (Commercial Services)	84	641
R.R. Donnelley & Sons Co. (Commercial Services)	182	5,755
Raytheon Co. (Aerospace/Defense)	378	14,629
Regal-Beloit Corp. (Hand/Machine Tools)	14	403
Republic Services, Inc. (Environmental Control)	112	3,750
Resources Connection, Inc. * (Commercial Services)	42	879
Robert Half International, Inc. (Commercial Services)	140	3,774
Rockwell Collins, Inc. (Aerospace/Defense)	140	6,663
Rockwell International Corp. (Machinery - Diversified)	140	7,929
Roper Industries, Inc. (Miscellaneous Manufacturing)	42	2,751
Ryder System, Inc. (Transportation)	56	2,335
Sanmina-SCI Corp. * (Electronics)	434	2,265
Sealed Air Corp. * (Packaging & Containers)	70	3,637
Shaw Group, Inc. * (Engineering & Construction)	56	1,221
Sherwin-Williams Co. (Chemicals)	98	4,311
Simpson Manufacturing Co., Inc. (Building Materials)	28	865
Smurfit-Stone Container Corp. * (Packaging & Containers)	210	3,249

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Solectron Corp. * (Electronics)	812	2,818
Sonoco Products Co. (Packaging & Containers)	84	2,423
SPX Corp. (Miscellaneous Manufacturing)	70	3,030
Stericycle, Inc. * (Environmental Control)	42	1,856
Swift Transportation Co., Inc. * (Transportation)	42	930
Symbol Technologies, Inc. (Electronics)	196	2,840
Taser International, Inc. * (Electrical Components & Equipment)	56	672
Tektronix, Inc. (Electronics)	84	2,061
Teleflex, Inc. (Miscellaneous Manufacturing)	28	1,433
Temple-Inland, Inc. (Forest Products & Paper)	42	3,047
Terex Corp. * (Machinery - Construction & Mining)	42	1,819
Tetra Tech, Inc. * (Environmental Control)	42	530
Texas Industries, Inc. (Building Materials)	14	753
Textron, Inc. (Miscellaneous Manufacturing)	98	7,313
Thermo Electron Corp. * (Electronics)	140	3,541
Thomas & Betts Corp. * (Electronics)	56	1,809
Timken Co. (Metal Fabricate/Hardware)	70	1,914
Titan Corp. * (Aerospace/Defense)	70	1,271
Toro Co. (Housewares)	14	1,239
Total System Services (Software)	28	700
Trimble Navigation, Ltd. * (Electronics)	42	1,420
Trinity Industries, Inc. (Miscellaneous Manufacturing)	42	1,183
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,694	57,257
Union Pacific Corp. (Transportation)	224	15,613
United Defense Industries, Inc. (Aerospace/Defense)	42	3,084
United Parcel Service, Inc. - Class B (Transportation)	490	35,643
United Rentals, Inc. * (Commercial Services)	56	1,132
United Technologies Corp. (Aerospace/Defense)	392	39,850
USF Corp. (Transportation)	28	1,351
USG CORP. * (Building Materials)	28	928
Varian, Inc. * (Electronics)	28	1,061
Vishay Intertechnology, Inc. * (Electronics)	126	1,566
Vulcan Materials Co. (Building Materials)	70	3,978
W.W. Grainger, Inc. (Distribution/Wholesale)	70	4,359
Wabash National Corp. (Auto Manufacturers)	28	683
Waste Connections, Inc. * (Environmental Control)	42	1,460
Waste Management, Inc. (Environmental Control)	490	14,136
Waters Corp. * (Electronics)	98	3,507
WebMD Corp. * (Internet)	266	2,261
Werner Enterprises, Inc. (Transportation)	42	816
Yellow Roadway Corp. * (Transportation)	42	2,459
TOTAL COMMON STOCKS (Cost $1,321,995)		1,336,883

	Principal Amount
Repurchase Agreements (23.6%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $420,029 (Collateralized by $429,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $428,541)	$420,000	420,000

TOTAL REPURCHASE AGREEMENTS (Cost $420,000)		420,000

TOTAL INVESTMENT SECURITIES (Cost $1,741,995 ) – 98.5%		$1,756,883

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap based on the Dow Jones U.S. Industrials Index expiring 4/25/05 (Underlying notional amount at value $1,349,360)	5,071	$(5,045)

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Aerospace/Defense	9.4%
Auto Manufacturers	0.8%
Building Materials	2.0%
Chemicals	0.2%
Commercial Services	3.0%
Computers	0.4%
Distribution/Wholesale	0.3%
Electric	0.2%
Electrical Components & Equipment	1.9%
Electronics	3.1%
Engineering & Construction	0.5%
Environmental Control	1.3%
Forest Products & Paper	0.7%
Hand/Machine Tools	0.1%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.4%
Leisure Time	0.2%
Machinery-Construction & Mining	1.7%
Machinery-Diversified	1.9%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	31.7%
Packaging & Containers	1.4%
Retail	0.1%
Software	3.9%
Telecommunications	0.1%
Textiles	0.3%
Transportation	8.0%
Trucking & Leasing	0.1%
Other ***	23.6%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Internet UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (74.7%)
Agile Software Corp. * (Internet)	8,525	$62,062
Akamai Technologies, Inc. * (Internet)	20,350	259,056
Amazon.com, Inc. * (Internet)	50,875	1,743,485
Ameritrade Holding Corp. - Class A * (Diversified Financial Services)	49,225	502,587
Ariba, Inc. * (Internet)	11,549	89,620
Ask Jeeves, Inc. * (Internet)	9,900	277,992
Audible, Inc. * (Internet)	3,025	40,898
Autobytel, Inc. * (Internet)	7,150	36,036
BEA Systems, Inc. * (Software)	66,550	530,404
Check Point Software Technologies, Ltd. * (Internet)	31,075	675,571
CheckFree Corp. * (Internet)	11,275	459,569
CMGI, Inc. * (Internet)	78,650	163,592
CNET Networks, Inc. * (Internet)	22,825	215,468
Digital Insight Corp. * (Internet)	5,775	94,710
Digital River, Inc. * (Internet)	5,500	171,380
DoubleClick, Inc. * (Internet)	20,350	156,695
E*TRADE Financial Corp. (Diversified Financial Services)	63,250	759,000
EarthLink, Inc. * (Internet)	25,025	225,225
eBay, Inc. * (Internet)	52,525	1,957,081
Google, Inc. * (Internet)	10,725	1,935,969
Infospace, Inc. * (Internet)	4,950	202,109
InterActiveCorp * (Internet)	85,250	1,898,517
Internet Security Systems, Inc. * (Internet)	7,425	135,878
Interwoven, Inc. * (Internet)	6,325	49,272
J2 Global Communications, Inc. * (Internet)	4,125	141,529
Macromedia, Inc. * (Internet)	12,650	423,775
Monster Worldwide, Inc. * (Internet)	18,150	509,108
Overstock.com, Inc. * (Internet)	2,200	94,578
PRICELINE.COM, Inc. * (Internet)	4,125	103,950
RealNetworks, Inc. * (Internet)	19,250	111,265
Siebel Systems, Inc. * (Software)	78,100	713,053
Tibco Software, Inc. * (Internet)	29,425	219,216
United Online, Inc. * (Internet)	10,725	112,291
ValueClick, Inc. * (Internet)	13,750	145,888
VeriSign, Inc. * (Internet)	44,000	1,262,800
Vignette Corp. * (Internet)	50,325	65,926
WebMD Corp. * (Internet)	53,625	455,813
webMethods, Inc. * (Internet)	9,075	49,731
Websense, Inc. * (Internet)	4,125	221,925
Yahoo!, Inc. * (Internet)	60,500	2,050,949

TOTAL COMMON STOCKS (Cost $12,695,367)		19,323,973

	Principal Amount
Repurchase Agreements (22.9%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $5,928,403 (Collateralized by $6,051,000 various U.S. Government Agency Obligations, 2.96% - 2.97%, 4/5/05 – 4/13/05, market value $6,047,076)	$5,928,000	5,928,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,928,000)		5,928,000

TOTAL INVESTMENT SECURITIES (Cost $18,623,367) - 97.6%		$25,251,973

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security.
**	All or a portion of the market value of this security is held as collateral for swap agreements.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 4/26/05 (Underlying notional amount at value $19,346,166)	272,366	$404,385

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Diversified Financial Services	4.9%
Internet	65.0%
Software	4.8%
Other***	22.9%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Mobile Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (75.4%)
Alltel Corp. (Telecommunications)	104,040	$5,706,594
Nextel Communications, Inc. - Class A * (Telecommunications)	363,528	10,331,466
Nextel Partners, Inc. - Class A * (Telecommunications)	13,464	295,669
NII Holdings, Inc. - Class B * (Telecommunications)	19,584	1,126,080
Telephone & Data Systems, Inc. (Telecommunications)	17,136	1,398,298
US Cellular Corp. * (Telecommunications)	4,896	223,404
Western Wireless Corp. - Class A * (Telecommunications)	25,704	975,724

TOTAL COMMON STOCKS (Cost $16,114,609)		20,057,235

	Principal Amount
Repurchase Agreements (25.3%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $6,730,458 (Collateralized by $6,871,000 various U.S. Government Agency Obligations, 2.96% - 2.97%, 4/5/05 – 4/13/05, market value $6,866,084)	$6,730,000	6,730,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,730,000)		6,730,000

TOTAL INVESTMENT SECURITIES (Cost $22,844,609) - 100.7%		$26,787,235

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security.
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 4/25/05 (Underlying notional amount at value $20,035,024)	612	$8,550

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of March 31, 2005:

Telecommunications	75.4%
Other***	25.3%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Oil & Gas UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (74.9%)
Amerada Hess Corp. (Oil & Gas)	8,712	$838,182
Anadarko Petroleum Corp. (Oil & Gas)	25,344	1,928,67
Apache Corp. (Oil & Gas)	33,264	2,036,755
Atwood Oceanics, Inc. * (Oil & Gas)	1,584	105,399
Baker Hughes, Inc. (Oil & Gas Services)	34,056	1,515,151
BJ Services Co. (Oil & Gas Services)	16,632	862,868
Burlington Resources, Inc. (Oil & Gas)	39,600	1,982,77
Cabot Oil & Gas Corp. (Oil & Gas)	3,168	174,715
Cal Dive International, Inc. * (Oil & Gas Services)	3,960	179,388
Cheniere Energy, Inc. * (Oil & Gas)	2,376	153,276
Chesapeake Energy Corp. (Oil & Gas)	26,928	590,800
ChevronTexaco Corp. (Oil & Gas)	202,752	11,822,470
Cimarex Energy Co. * (Oil & Gas)	3,960	154,440
ConocoPhillips (Oil & Gas)	63,360	6,832,742
Cooper Cameron Corp. * (Oil & Gas Services)	5,544	317,172
Core Laboratories N.V. * (Oil & Gas Services)	2,376	60,992
Denbury Resources, Inc. * (Oil & Gas)	5,544	195,315
Devon Energy Corp. (Oil & Gas)	45,936	2,193,444
Diamond Offshore Drilling, Inc. (Oil & Gas)	6,336	316,166
Dynegy, Inc. - Class A * (Pipelines)	26,928	105,288
El Paso Corp. (Pipelines)	62,568	661,969
Ensco International, Inc. (Oil & Gas)	15,048	566,708
EOG Resources, Inc. (Oil & Gas)	23,760	1,158,062
Exxon Mobil Corp. (Oil & Gas)	651,024	38,801,031
FMC Technologies, Inc. * (Oil & Gas Services)	6,336	210,228
Forest Oil Corp. * (Oil & Gas)	5,544	224,532
Global Industries, Ltd. * (Oil & Gas Services)	7,920	74,448
GlobalSantaFe Corp. (Oil & Gas)	19,008	704,056
Grant Prideco, Inc. * (Oil & Gas Services)	12,672	306,156
Grey Wolf, Inc. * (Oil & Gas)	17,424	114,650
Halliburton Co. (Oil & Gas Services)	50,688	2,192,256
Hanover Compressor Co. * (Oil & Gas Services)	7,128	86,035
Helmerich & Payne, Inc. (Oil & Gas)	4,752	188,607
Houston Exploration Co. * (Oil & Gas)	3,168	180,418
Input/Output, Inc. * (Oil & Gas Services)	7,128	45,976
Kerr-McGee Corp. (Oil & Gas)	12,672	992,598
Key Energy Group * (Oil & Gas Services)	13,464	154,432
Kinder Morgan, Inc. (Pipelines)	9,504	719,453
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,168	124,914
Marathon Oil Corp. (Oil & Gas)	34,848	1,635,068
Maverick Tube Corp. * (Oil & Gas Services)	3,960	128,740
McDermott International, Inc. * (Engineering & Construction)	6,336	119,940
Murphy Oil Corp. (Oil & Gas)	8,712	860,136
Nabors Industries, Ltd. * (Oil & Gas)	15,048	889,939
National-Oilwell, Inc. * (Oil & Gas Services)	16,632	776,714
Newfield Exploration Co. * (Oil & Gas)	6,336	470,511
Newpark Resources, Inc. * (Oil & Gas Services)	8,712	51,314
Noble Corp. (Oil & Gas)	13,464	756,811
Noble Energy, Inc. (Oil & Gas)	5,544	377,103
Occidental Petroleum Corp. (Oil & Gas)	39,600	2,818,332
Oceaneering International, Inc. * (Oil & Gas Services)	2,376	89,100
Offshore Logistics, Inc. * (Transportation)	2,376	79,168
OGE Energy Corp. (Electric)	8,712	234,788
Parker Drilling Co. * (Oil & Gas)	9,504	54,648
Patina Oil & Gas Corp. (Oil & Gas)	6,336	253,440

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Patterson-UTI Energy, Inc. (Oil & Gas)	16,632	416,133
Pioneer Natural Resources Co. (Oil & Gas)	15,047	642,808
Plains Exploration & Production Co. * (Oil & Gas)	7,920	276,408
Pogo Producing Co. (Oil & Gas)	5,544	272,987
Premcor, Inc. (Oil & Gas)	7,920	472,666
Pride International, Inc. * (Oil & Gas)	11,880	295,099
Quicksilver Resources, Inc. * (Oil & Gas)	3,168	154,377
Range Resources Corp. (Oil & Gas)	7,128	166,510
Rowan Cos., Inc. (Oil & Gas)	11,088	331,864
Schlumberger, Ltd. (Oil & Gas Services)	59,400	4,186,513
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,584	100,980
Smith International, Inc. (Oil & Gas Services)	10,296	645,868
Southwestern Energy Co. * (Oil & Gas)	3,960	224,770
Stone Energy Corp. * (Oil & Gas)	2,376	115,402
Sunoco, Inc. (Oil & Gas)	7,920	819,878
Superior Energy Services, Inc. * (Oil & Gas Services)	7,920	136,224
Tesoro Petroleum Corp. * (Oil & Gas)	6,336	234,559
Tidewater, Inc. (Oil & Gas Services)	5,544	215,440
Transocean Sedco Forex, Inc. * (Oil & Gas)	32,472	1,671,009
Unit Corp. * (Oil & Gas)	3,960	178,873
Unocal Corp. (Oil & Gas)	26,928	1,661,188
Valero Energy Corp. (Oil & Gas)	26,136	1,914,985
Veritas DGC, Inc. * (Oil & Gas Services)	3,168	94,913
Vintage Petroleum, Inc. (Oil & Gas)	5,544	174,414
Weatherford International, Ltd. * (Oil & Gas Services)	13,464	780,104
Western Gas Resources, Inc. (Pipelines)	6,336	218,275
Williams Cos., Inc. (Pipelines)	56,232	1,057,725
XTO Energy, Inc. (Oil & Gas)	34,848	1,144,408

TOTAL COMMON STOCKS (Cost $87,918,738)		108,072,674

	Principal Amount
Repurchase Agreements (24.1%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $34,720,363 (Collateralized by $35,703,000 various Federal National Mortgage Association Securities, 2.96%-3.26%, 4/27/05-11/15/05, market value $35,413,783)	$34,718,000	34,718,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,718,000)		34,718,000

TOTAL INVESTMENT SECURITIES (Cost $122,636,738) - 99.0%		$142,790,674

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 4/26/05 (Underlying notional amount at value $102,896,704)	274,787	$1,037,424

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Electric	0.2%
Engineering & Construction	0.1%
Oil & Gas	63.4%
Oil & Gas Services	9.2%
Pipelines	1.9%
Transportation	0.1%
Other***	24.1%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Pharmaceuticals UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (75.2%)
Alkermes, Inc. * (Pharmaceuticals)	1,233	$12,799
Allergan, Inc. (Pharmaceuticals)	1,781	123,726
Alpharma, Inc. (Pharmaceuticals)	548	6,751
American Pharmaceutical Partners, Inc. *(Pharmaceuticals)	548	28,354
Barr Laboratories, Inc. *(Pharmaceuticals)	1,233	60,207
Bristol-Myers Squibb Co. (Pharmaceuticals)	26,167	666,212
Cephalon, Inc. * (Pharmaceuticals)	822	38,494
Eli Lilly & Co. (Pharmaceuticals)	13,015	678,082
Forest Laboratories, Inc. *(Pharmaceuticals)	4,932	182,237
Hospira, Inc. * (Pharmaceuticals)	2,055	66,315
Impax Laboratories, Inc. *(Pharmaceuticals)	685	10,960
IVAX Corp. * (Pharmaceuticals)	2,877	56,878
Johnson & Johnson (Healthcare - Products)	39,867	2,677,468
King Pharmaceuticals, Inc. *(Pharmaceuticals)	3,288	27,323
Medicis Pharmaceutical Corp. (Pharmaceuticals)	685	20,536
Merck & Co., Inc. (Pharmaceuticals)	29,729	962,328
MGI Pharma, Inc. * (Pharmaceuticals)	959	24,234
Mylan Laboratories, Inc. (Pharmaceuticals)	3,288	58,263
Noven Pharmaceuticals, Inc. *(Pharmaceuticals)	274	4,647
Par Pharmaceutical Cos., Inc. *(Pharmaceuticals)	411	13,744
Perrigo Co. (Pharmaceuticals)	822	15,741
Pfizer, Inc. (Pharmaceuticals)	101,106	2,656,056
Schering-Plough Corp. (Pharmaceuticals)	19,728	358,063
Sepracor, Inc. * (Pharmaceuticals)	1,370	78,652
Taro Pharmaceutical Industries, Ltd. *(Pharmaceuticals)	274	8,647
The Medicines Co. * (Pharmaceuticals)	548	12,418
Valeant Pharmaceuticals International (Pharmaceuticals)	1,233	27,767
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,507	46,310
Wyeth (Pharmaceuticals)	17,947	757,004

TOTAL COMMON STOCKS (Cost $8,764,398)		9,680,216

	Principal Amount
Repurchase Agreements (27.6%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $3,553,242 (Collateralized by $3,629,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $3,625,115)	$3,553,000	3,553,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,553,000)		3,553,000

TOTAL INVESTMENT SECURITIES (Cost $12,317,398) - 102.8%		$13,233,216

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 4/26/05 (Underlying notional amount at value $9,675,480)	38,101	$(13,327)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Healthcare–Products	20.8%
Pharmaceuticals	54.4%
Other***	27.6%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Precious Metals UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (99.1%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $61,853,209 (Collateralized by $63,319,000 various U.S. Government Agency Obligations, 2.97%-3.34%, 4/1/05-12/30/05, market value $63,091,429)	$61,849,000	$61,849,000

TOTAL REPURCHASE AGREEMENTS (Cost $61,849,000)		61,849,000

TOTAL INVESTMENTS SECURITIES (Cost $61,849,000) - 99.1%		$61,849,000

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 4/26/05 (Underlying notional amount at value $93,880,553)	481,044	$(28,789)

See accompanying notes to the Schedules of Portfolio Investments.

Real Estate UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (75.2%)
Alexandria Real Estate Equities, Inc. (REIT)	988	$63,607
AMB Property Corp. (REIT)	4,256	160,877
American Financial Realty Trust (REIT)	5,700	83,391
Annaly Mortgage Management, Inc. (REIT)	6,232	116,912
Apartment Investment and Management Co. - Class A (REIT)	4,864	180,941
Archstone-Smith Trust (REIT)	10,260	349,969
Arden Realty Group, Inc. (REIT)	3,344	113,194
Avalonbay Communities, Inc. (REIT)	3,724	249,098
Boston Properties, Inc. (REIT)	5,548	334,156
Brandywine Realty Trust (REIT)	2,736	77,702
BRE Properties, Inc. - Class A (REIT)	2,584	91,215
Camden Property Trust (REIT)	2,660	125,100
Capital Automotive (REIT)	2,204	72,996
Carr America Realty Corp. (REIT)	2,812	88,719
Catellus Development Corp. (REIT)	4,560	121,524
CBL & Associates Properties, Inc. (REIT)	1,520	108,695
Centerpoint Properties Corp. (REIT)	2,508	102,828
Colonial Properties Trust (REIT)	1,368	52,545
Cousins Properties, Inc. (REIT)	2,052	53,085
Crescent Real Estate Equities Co. (REIT)	5,092	83,203
CRT Properties, Inc. (REIT)	1,596	34,761
Developers Diversified Realty Corp. (REIT)	5,244	208,449
Duke-Weeks Realty Corp. (REIT)	7,296	217,786
Equity Inns, Inc. (REIT)	2,660	29,340
Equity Lifestyle Properties, Inc. (REIT)	1,064	37,506
Equity Office Properties Trust (REIT)	20,748	625,137
Equity Residential Properties Trust (REIT)	14,440	465,112
Essex Property Trust, Inc. (REIT)	1,064	73,352
Federal Realty Investment Trust (REIT)	2,660	128,611
FelCor Lodging Trust, Inc. * (REIT)	2,432	30,230
First Industrial Realty Trust, Inc. (REIT)	2,128	80,502
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	7,372	116,994
Gables Residential Trust (REIT)	1,520	50,616
General Growth Properties, Inc. (REIT)	11,248	383,557
Glenborough Realty Trust, Inc. (REIT)	1,824	34,875
Health Care Property Investors, Inc. (REIT)	6,840	160,535
Health Care REIT, Inc. (REIT)	2,660	85,120
Healthcare Realty Trust, Inc. (REIT)	2,432	88,622
Highwoods Properties, Inc. (REIT)	2,736	73,380
Home Properties Of New York, Inc. (REIT)	1,748	67,822
Hospitality Properties Trust (REIT)	3,192	128,893
Host Marriott Corp. (REIT)	16,492	273,108
HRPT Properties Trust (REIT)	9,120	108,619
IMPAC Mortgage Holdings, Inc. (REIT)	3,800	72,884
iStar Financial, Inc. (REIT)	5,700	234,726
Kilroy Realty Corp. (REIT)	1,444	59,074
Kimco Realty Corp. (REIT)	4,864	262,170
La Quinta Corp. * (Lodging)	8,436	71,706
Liberty Property Trust (REIT)	4,332	169,165

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Macerich Co. (REIT)	3,040	161,971
Mack-Cali Realty Corp. (REIT)	3,116	131,963
MeriStar Hospitality Corp. * (REIT)	4,484	31,388
Mills Corp. (REIT)	2,736	144,734
Nationwide Health Properties, Inc. (REIT)	3,420	69,118
New Century Financial Corp. (REIT)	2,432	113,866
New Plan Excel Realty Trust, Inc. (REIT)	5,244	131,677
Novastar Financial, Inc. (REIT)	1,368	49,262
Pan Pacific Retail Properties (REIT)	2,052	116,451
Pennsylvania REIT (REIT)	1,748	70,479
Plum Creek Timber Co., Inc. (Forest Products & Paper)	9,424	336,436
Post Properties, Inc. (REIT)	2,052	63,694
Prentiss Properties Trust (REIT)	1,976	67,500
Prologis (REIT)	9,500	352,450
Public Storage, Inc. (REIT)	4,560	259,646
Rayonier, Inc. (Forest Products & Paper)	2,584	127,986
Realty Income Corp. (REIT)	4,104	93,900
Reckson Associates Realty Corp. (REIT)	4,180	128,326
Redwood Trust, Inc. (REIT)	1,216	62,235
Regency Centers Corp. (REIT)	3,116	148,415
Saxon Capital, Inc. (REIT)	2,584	44,316
Shurgard Storage Centers, Inc. - Class A (REIT)	2,356	96,549
Simon Property Group, Inc. (REIT)	11,400	690,611
SL Green Realty Corp. (REIT)	2,128	119,636
St. Joe Co. (Real Estate)	3,648	245,510
Taubman Centers, Inc. (REIT)	2,432	67,464
Thornburg Mortgage Asset Corp. (REIT)	4,788	134,256
Trizec Properties, Inc. (REIT)	4,712	89,528
United Dominion Realty Trust, Inc. (REIT)	6,840	142,751
Ventas, Inc. (REIT)	4,332	108,127
Vornado Realty Trust (REIT)	6,080	421,162
Washington REIT (REIT)	2,128	61,180
Weingarten Realty Investors (REIT)	4,104	141,629

TOTAL COMMON STOCKS (Cost $9,635,017)		12,026,641

Repurchase Agreements (22.3%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $3,567,243 (Collateralized by $3,643,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $3,639,100)	$3,567,000	3,567,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,567,000)		3,567,000

TOTAL INVESTMENT SECURITIES (Cost $13,202,017) - 97.5%		$15,593,641

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

REIT – Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 4/25/05 (Underlying notional amount at value $11,968,025)	76	$83,789

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Diversified Financial Services	0.7%
Forest Products & Paper	2.9%
Lodging	0.4%
Real Estate	1.5%
REIT	69.7%
Other***	22.3%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Semiconductor UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (74.9%)
Actel Corp. * (Semiconductors)	1,124	$17,287
Advanced Micro Devices, Inc. * (Semiconductors)	16,298	262,724
Agere Systems, Inc. - Class A * (Semiconductors)	36,530	52,238
Agere Systems, Inc. - Class B * (Semiconductors)	41,026	58,257
Altera Corp. * (Semiconductors)	16,860	333,491
Amkor Technology, Inc. * (Semiconductors)	3,934	15,185
Analog Devices, Inc. (Semiconductors)	16,860	609,320
Applied Materials, Inc. * (Semiconductors)	76,994	1,251,153
Applied Micro Circuits Corp. * (Semiconductors)	14,050	46,225
Asyst Technologies, Inc. * (Semiconductors)	2,248	10,768
Atmel Corp. * (Semiconductors)	20,232	59,684
ATMI, Inc. * (Semiconductors)	1,686	42,217
Axcelis Technologies, Inc. * (Semiconductors)	4,496	32,821
Broadcom Corp. - Class A * (Semiconductors)	11,802	353,116
Brooks Automation, Inc. * (Semiconductors)	2,248	34,125
Cabot Microelectronics Corp. * (Chemicals)	1,124	35,271
Cirrus Logic, Inc. * (Semiconductors)	3,372	15,241
Cohu, Inc. (Semiconductors)	1,124	17,928
Conexant Systems, Inc. * (Semiconductors)	20,793	31,190
Credence Systems Corp. * (Semiconductors)	3,934	31,118
Cree Research, Inc. * (Semiconductors)	3,372	73,341
Cymer, Inc. * (Electronics)	1,686	45,134
Cypress Semiconductor Corp. * (Semiconductors)	5,620	70,812
DSP Group, Inc. * (Semiconductors)	1,124	28,954
DuPont Photomasks, Inc. * (Semiconductors)	562	14,989
ESS Technology, Inc. * (Semiconductors)	1,686	8,885
Exar Corp. * (Semiconductors)	1,686	22,592
Fairchild Semiconductor International, Inc. * (Semiconductors)	5,620	86,155
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	5,620	95,259
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	12,364	213,279
Helix Technology Corp. (Semiconductors)	1,124	17,388
Integrated Circuit Systems, Inc. * (Semiconductors)	3,372	64,473
Integrated Device Technology, Inc. * (Semiconductors)	5,058	60,848
Intel Corp. (Semiconductors)	287,182	6,671,238
Interdigital Communications Corp. * (Telecommunications)	2,248	34,439
International Rectifier Corp. * (Semiconductors)	2,810	127,855
Intersil Corp. - Class A (Semiconductors)	6,744	116,806
KLA - Tencor Corp. * (Semiconductors)	8,992	413,722
Kopin Corp. * (Semiconductors)	3,372	10,352
Kulicke & Soffa Industries, Inc. * (Semiconductors)	2,248	14,140
Lam Research Corp. * (Semiconductors)	6,182	178,413
Lattice Semiconductor Corp. * (Semiconductors)	5,058	27,161
Linear Technology Corp. (Semiconductors)	14,050	538,256
LSI Logic Corp. * (Semiconductors)	17,422	97,389
LTX Corp. * (Semiconductors)	2,810	12,476
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	1,686	37,159
Marvell Technology Group, Ltd. * (Semiconductors)	8,992	344,753
Maxim Integrated Products, Inc. (Semiconductors)	14,612	597,192
Micrel, Inc. * (Semiconductors)	2,810	25,908
Microchip Technology, Inc. (Semiconductors)	9,554	248,500
Micron Technology, Inc. * (Semiconductors)	27,538	284,743
Mindspeed Technologies, Inc. * (Semiconductors)	4,496	10,026
Mykrolis Corp. * (Semiconductors)	1,686	24,110
National Semiconductor Corp. (Semiconductors)	16,298	335,902

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Novellus Systems, Inc. * (Semiconductors)	6,744	180,267
NVIDIA Corp. * (Semiconductors)	7,306	173,591
OmniVision Technologies, Inc. * (Semiconductors)	2,810	42,572
Photronics, Inc. * (Semiconductors)	1,124	20,344
PMC-Sierra, Inc. * (Semiconductors)	7,868	69,238
Power Integrations, Inc. * (Semiconductors)	1,124	23,480
QLogic Corp. * (Semiconductors)	4,496	182,088
Rambus, Inc. * (Semiconductors)	4,496	67,755
RF Micro Devices, Inc. * (Telecommunications)	8,430	44,005
SanDisk Corp. * (Computers)	7,306	203,108
Semtech Corp. * (Semiconductors)	3,372	60,258
Silicon Image, Inc. * (Semiconductors)	3,372	33,922
Silicon Laboratories, Inc. * (Semiconductors)	1,686	50,091
Silicon Storage Technology, Inc. * (Computers)	3,934	14,634
Skyworks Solutions, Inc. * (Semiconductors)	7,306	46,393
Teradyne, Inc. * (Semiconductors)	8,992	131,283
Texas Instruments, Inc. (Semiconductors)	78,680	2,005,553
Transmeta Corp. * (Semiconductors)	7,868	7,317
TriQuint Semiconductor, Inc. * (Semiconductors)	6,182	20,895
Ultratech Stepper, Inc. * (Semiconductors)	1,124	16,410
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,686	64,085
Vitesse Semiconductor Corp. * (Semiconductors)	10,116	27,111
Xilinx, Inc. (Semiconductors)	15,736	459,963
Zoran Corp. * (Semiconductors)	1,686	17,450

TOTAL COMMON STOCKS (Cost $14,332,822)		18,223,821

	Principal Amount
Repurchase Agreements (25.8%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $6,280,427 (Collateralized by $6,412,000 various U.S. Government Agency Obligations, 2.96% – 2.97%, 4/5/05 – 4/13/05, market value $6,407,408)	$6,280,000	6,280,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,280,000)		6,280,000

TOTAL INVESTMENT SECURITIES (Cost $20,612,822) - 100.7%		$24,503,821

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 4/25/05 (Underlying notional amount at value $ 18,268,432).	562	$(56,833)

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Chemicals	0.1%
Computers	1.0%
Electronics	0.2%
Semiconductors	73.3%
Telecommunications	0.3%
Other ***	25.8%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Technology UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (74.3%)
3Com Corp. * (Telecommunications)	832	$2,962
ADC Telecommunications, Inc. * (Telecommunications)	1,664	3,311
Adobe Systems, Inc. (Software)	520	34,928
ADTRAN, Inc. (Telecommunications)	104	1,835
Advanced Micro Devices, Inc. * (Semiconductors)	728	11,735
Agere Systems, Inc. - Class A * (Semiconductors)	3,536	5,056
Akamai Technologies, Inc. * (Internet)	208	2,648
Altera Corp. * (Semiconductors)	728	14,400
Amdocs, Ltd. * (Telecommunications)	416	11,814
American Power Conversion Corp. (Electrical Components & Equipment)	416	10,862
American Tower Corp. * (Telecommunications)	416	7,584
Analog Devices, Inc. (Semiconductors)	728	26,310
Andrew Corp. * (Telecommunications)	312	3,654
Apple Computer, Inc. * (Computers)	1,664	69,339
Applied Materials, Inc. * (Semiconductors)	3,536	57,461
Applied Micro Circuits Corp. * (Semiconductors)	624	2,053
Ascential Software Corp. * (Software)	104	1,927
Ask Jeeves, Inc. * (Internet)	104	2,920
Atmel Corp. * (Semiconductors)	936	2,761
ATMI, Inc. * (Semiconductors)	104	2,604
Autodesk, Inc. (Software)	520	15,475
Avaya, Inc. * (Telecommunications)	832	9,718
Avocent Corp. * (Internet)	104	2,669
Axcelis Technologies, Inc. * (Semiconductors)	208	1,518
BEA Systems, Inc. * (Software)	832	6,631
BearingPoint, Inc. * (Commercial Services)	312	2,736
BMC Software, Inc. * (Software)	416	6,240
Broadcom Corp. - Class A * (Semiconductors)	520	15,558
Brocade Communications Systems, Inc. * (Computers)	520	3,078
CACI International, Inc. - Class A * (Computers)	104	5,744
Cadence Design Systems, Inc. * (Computers)	520	7,774
Cerner Corp. * (Software)	104	5,461
Check Point Software Technologies, Ltd. * (Internet)	416	9,044
CIENA Corp. * (Telecommunications)	1,144	1,968
Cisco Systems, Inc. * (Telecommunications)	13,728	245,593
Citrix Systems, Inc. * (Software)	312	7,432
Cognizant Technology Solutions Corp. * (Computers)	312	14,414
Computer Associates International, Inc. (Software)	936	25,366
Computer Sciences Corp. * (Computers)	416	19,074
Compuware Corp. * (Software)	728	5,242
Comverse Technology, Inc. * (Telecommunications)	416	10,492
Conexant Systems, Inc. * (Semiconductors)	936	1,404
Corning, Inc. * (Telecommunications)	2,912	32,411
Cree Research, Inc. * (Semiconductors)	104	2,262
Crown Castle International Corp. * (Telecommunications)	520	8,351
CSG Systems International, Inc. * (Software)	104	1,694
Cymer, Inc. * (Electronics)	104	2,784
Cypress Semiconductor Corp. * (Semiconductors)	312	3,931
Dell, Inc. * (Computers)	4,576	175,810
Diebold, Inc. (Computers)	104	5,704
Digital River, Inc. * (Internet)	104	3,241
DSP Group, Inc. * (Semiconductors)	104	2,679

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DST Systems, Inc. * (Computers)	104	4,803
Dycom Industries, Inc. * (Engineering & Construction)	104	2,391
EarthLink, Inc. * (Internet)	312	2,808
Electronic Data Systems Corp. (Computers)	1,040	21,497
Electronics for Imaging, Inc. * (Computers)	104	1,855
EMC Corp. * (Computers)	5,096	62,783
Emulex Corp. * (Semiconductors)	208	3,919
F5 Networks, Inc. * (Internet)	104	5,251
Fair Issac Corp. (Software)	104	3,582
Fairchild Semiconductor International, Inc. * (Semiconductors)	208	3,189
Filenet Corp. * (Software)	104	2,369
Foundry Networks, Inc. * (Telecommunications)	208	2,059
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	832	14,102
Gateway, Inc. * (Computers)	520	2,096
Google, Inc. * (Internet)	208	37,546
Harmonic, Inc. * (Telecommunications)	104	994
Harris Corp. (Telecommunications)	208	6,791
Hewlett-Packard Co. (Computers)	6,032	132,342
Hutchinson Technology, Inc. * (Computers)	104	3,617
Hyperion Solutions Corp. * (Software)	104	4,587
IKON Office Solutions, Inc. (Office/Business Equipment)	208	2,057
Imation Corp. (Computers)	104	3,614
Infospace, Inc. * (Internet)	104	4,246
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	312	5,201
Insight Enterprises, Inc. * (Retail)	104	1,826
Integrated Circuit Systems, Inc. * (Semiconductors)	104	1,988
Integrated Device Technology, Inc. * (Semiconductors)	208	2,502
Intel Corp. (Semiconductors)	13,208	306,823
Interdigital Communications Corp. * (Telecommunications)	104	1,593
Intergraph Corp. * (Computers)	104	2,996
International Business Machines Corp. (Computers)	3,432	313,616
International Rectifier Corp. * (Semiconductors)	104	4,732
Internet Security Systems, Inc. * (Internet)	104	1,903
Intersil Corp. - Class A (Semiconductors)	312	5,404
Intuit, Inc. * (Software)	416	18,208
Jack Henry & Associates, Inc. (Computers)	208	3,742
JDS Uniphase Corp. * (Telecommunications)	2,912	4,863
Juniper Networks, Inc. * (Telecommunications)	1,040	22,942
Keane, Inc. * (Software)	104	1,355
KLA - Tencor Corp. * (Semiconductors)	416	19,140
Kronos, Inc. * (Computers)	104	5,315
Lam Research Corp. * (Semiconductors)	312	9,004
Lexmark International Group, Inc. * (Computers)	312	24,951
Linear Technology Corp. (Semiconductors)	624	23,905
LSI Logic Corp. * (Semiconductors)	832	4,651
Lucent Technologies, Inc. * (Telecommunications)	8,944	24,596
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	104	2,292
Macromedia, Inc. * (Internet)	104	3,484
Macrovision Corp. * (Entertainment)	104	2,370
Marvell Technology Group, Ltd. * (Semiconductors)	416	15,949
Maxim Integrated Products, Inc. (Semiconductors)	728	29,754
Maxtor Corp. * (Computers)	520	2,766
McAfee, Inc. * (Internet)	312	7,039
Mentor Graphics Corp. * (Computers)	208	2,850
Mercury Interactive Corp. * (Software)	208	9,855
Microchip Technology, Inc. (Semiconductors)	416	10,820
Micron Technology, Inc. * (Semiconductors)	1,248	12,904
Micros Systems, Inc. * (Computers)	104	3,818
Microsoft Corp. (Software)	20,176	487,653

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Motorola, Inc. (Telecommunications)	4,888	73,172
National Instruments Corp. (Computers)	104	2,813
National Semiconductor Corp. (Semiconductors)	728	15,004
NCR Corp. * (Computers)	416	14,036
Network Appliance, Inc. * (Computers)	728	20,136
Novell, Inc. * (Software)	832	4,959
Novellus Systems, Inc. * (Semiconductors)	312	8,340
NVIDIA Corp. * (Semiconductors)	312	7,413
OmniVision Technologies, Inc. * (Semiconductors)	104	1,576
Openwave Systems, Inc. * (Internet)	104	1,268
Oracle Corp. * (Software)	8,320	103,834
PalmOne, Inc. * (Computers)	104	2,640
Parametric Technology Corp. * (Software)	520	2,907
Perot Systems Corp. - Class A * (Computers)	104	1,398
Pitney Bowes, Inc. (Office/Business Equipment)	520	23,462
Plantronics, Inc. (Telecommunications)	104	3,960
PMC-Sierra, Inc. * (Semiconductors)	416	3,661
Polycom, Inc. * (Telecommunications)	208	3,526
QLogic Corp. * (Semiconductors)	208	8,424
Qualcomm, Inc. (Telecommunications)	3,432	125,782
Rambus, Inc. * (Semiconductors)	208	3,135
Red Hat, Inc. * (Software)	312	3,404
Reynolds & Reynolds Co. (Computers)	104	2,814
RF Micro Devices, Inc. * (Telecommunications)	416	2,172
RSA Security, Inc. * (Internet)	104	1,648
SanDisk Corp. * (Computers)	312	8,674
Scientific-Atlanta, Inc. (Telecommunications)	312	8,805
Seagate Technology, Inc. (Computers)	416	8,133
Semtech Corp. * (Semiconductors)	104	1,858
Siebel Systems, Inc. * (Software)	936	8,546
Silicon Image, Inc. * (Semiconductors)	208	2,092
Silicon Laboratories, Inc. * (Semiconductors)	104	3,090
Skyworks Solutions, Inc. * (Semiconductors)	312	1,981
Sonus Networks, Inc. * (Telecommunications)	520	2,205
SpectraSite, Inc. * (Telecommunications)	104	6,029
Storage Technology Corp. * (Computers)	208	6,406
Sun Microsystems, Inc. * (Computers)	6,968	28,151
SunGard Data Systems, Inc. * (Computers)	624	21,528
Sybase, Inc. * (Software)	208	3,840
Symantec Corp. * (Internet)	1,456	31,056
Synopsys, Inc. * (Computers)	312	5,647
Tech Data Corp. * (Distribution/Wholesale)	104	3,854
Tekelec * (Telecommunications)	104	1,658
Tellabs, Inc. * (Telecommunications)	832	6,074
Teradyne, Inc. * (Semiconductors)	416	6,074
Texas Instruments, Inc. (Semiconductors)	3,640	92,785
Tibco Software, Inc. * (Internet)	312	2,324
Unisys Corp. * (Computers)	728	5,140
United Stationers, Inc. * (Distribution/Wholesale)	104	4,706
Unova, Inc. * (Machinery-Diversified)	104	2,148
UTStarcom, Inc. * (Telecommunications)	208	2,278
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	104	3,953
VeriSign, Inc. * (Internet)	520	14,924
Veritas Software Corp. * (Software)	936	21,734
Western Digital Corp. * (Computers)	416	5,304
Wind River Systems, Inc. * (Software)	208	3,137
Xerox Corp. * (Office/Business Equipment)	1,976	29,937
Xilinx, Inc. (Semiconductors)	728	21,279
Yahoo!, Inc. * (Internet)	2,392	81,089
Zebra Technologies Corp. * (Machinery-Diversified)	104	4,939

TOTAL COMMON STOCKS (Cost $3,637,732)		3,571,832

Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	124	83

TOTAL RIGHTS/WARRANTS (Cost $0)		83

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (23.9%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $1,148,078 (Collateralized by $1,173,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $1,171,744)	$1,148,000	1,148,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,148,000)		1,148,000

TOTAL INVESTMENT SECURITIES (Cost $4,785,732) - 98.2%		$4,719,915

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Sector Index expiring 4/25/05 (Underlying notional amount at value $3,617,466)	7,829	$31,600

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31,2005:

Commercial Services	0.1%
Computers	21.5%
Distribution/Wholesale	0.3%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	NM
Internet	4.5%
Machinery-Diversified	0.1%
Office/Business Equipment	1.2%
Retail	NM
Semiconductors	16.6%
Software	16.4%
Telecommunications	13.3%
Other***	23.9%

***	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (74.8%)
Alltel Corp. (Telecommunications)	1,680	$92,148
AT&T Corp. (Telecommunications)	4,320	81,000
BellSouth Corp. (Telecommunications)	10,020	263,426
CenturyTel, Inc. (Telecommunications)	720	23,645
Cincinnati Bell, Inc. * (Telecommunications)	1,320	5,610
Citizens Communications Co. (Telecommunications)	1,860	24,068
IDT Corp. * (Telecommunications)	120	1,704
IDT Corp. - Class B * (Telecommunications)	240	3,550
Leucadia National Corp. (Holding Companies - Diversified)	420	14,427
Level 3 Communications, Inc. * (Telecommunications)	3,420	7,045
MCI, Inc. (Telecommunications)	1,380	34,390
Nextel Communications, Inc. - Class A * (Telecommunications)	5,880	167,110
Nextel Partners, Inc. - Class A * (Telecommunications)	240	5,270
NII Holdings, Inc. - Class B * (Telecommunications)	300	17,250
NTL, Inc. * (Telecommunications)	360	22,921
Qwest Communications International, Inc. * (Telecommunications)	7,980	29,526
SBC Communications, Inc. (Telecommunications)	18,180	430,684
Sprint Corp. (Telecommunications)	6,900	156,975
Telephone & Data Systems, Inc. (Telecommunications)	300	24,480
US Cellular Corp. * (Telecommunications)	60	2,738
Verizon Communications, Inc. (Telecommunications)	15,180	538,890
Western Wireless Corp. - Class A * (Telecommunications)	420	15,943

TOTAL COMMON STOCKS (Cost $1,712,235)		1,962,800

	Principal Amount
Repurchase Agreements (25.7%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $673,046 (Collateralized by $688,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $687,263)	$673,000	673,000

TOTAL REPURCHASE AGREEMENTS (Cost $673,000)		673,000

TOTAL INVESTMENT SECURITIES (Cost $2,385,235) - 100.5%		$2,635,800

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Sector Index expiring 4/25/05 (Underlying notional amount at value $1,963,081)	60	$27,625

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Holding Companies-Diversified	0.6%
Telecommunications	74.2%
Other***	25.7%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Utilities UltraSector ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (75.0%)
AES Corp. * (Electric)	32,318	$529,369
AGL Resources, Inc. (Gas)	3,616	126,307
Allegheny Energy, Inc. * (Electric)	6,780	140,075
ALLETE, Inc. (Electric)	1,356	56,749
Alliant Energy Corp. (Electric)	5,876	157,359
Ameren Corp. (Electric)	9,718	476,279
American Electric Power, Inc. (Electric)	19,662	669,688
Aqua America, Inc. (Water)	4,746	115,565
Aquila, Inc. * (Electric)	11,752	45,010
Atmos Energy Corp. (Gas)	3,842	103,734
Avista Corp. (Electric)	2,486	43,505
Black Hills Corp. (Electric)	1,582	52,317
Calpine Corp. * (Electric)	22,148	62,014
CenterPoint Energy, Inc. (Electric)	13,560	163,127
Cinergy Corp. (Electric)	8,588	347,986
CLECO Corp. (Electric)	2,486	52,952
CMS Energy Corp. * (Electric)	9,492	123,776
Consolidated Edison, Inc. (Electric)	11,978	505,232
Constellation Energy Group, Inc. (Electric)	8,814	455,684
Dominion Resources, Inc. (Electric)	16,950	1,261,588
DPL, Inc. (Electric)	5,876	146,900
DTE Energy Co. (Electric)	8,588	390,582
Duke Energy Corp. (Electric)	44,070	1,234,401
Duquesne Light Holdings, Inc. (Electric)	3,842	68,849
Edison International (Electric)	14,916	517,884
El Paso Electric Co. * (Electric)	2,260	42,940
Energen Corp. (Gas)	1,582	105,361
Energy East Corp. (Electric)	7,232	189,623
Entergy Corp. (Electric)	11,300	798,458
Equitable Resources, Inc. (Pipelines)	2,938	168,759
Exelon Corp. (Electric)	32,996	1,514,185
FirstEnergy Corp. (Electric)	16,498	692,091
FPL Group, Inc. (Electric)	16,950	680,543
Great Plains Energy, Inc. (Electric)	3,616	110,577
Hawaiian Electric Industries, Inc. (Electric)	4,068	103,815
IDACORP, Inc. (Electric)	2,034	57,705
KeySpan Corp. (Gas)	7,910	308,252
National Fuel Gas Co. (Pipelines)	3,842	109,843
New Jersey Resources Corp. (Gas)	1,356	59,027
NICOR, Inc. (Gas)	2,260	83,823
NiSource, Inc. (Electric)	13,560	309,032
Northeast Utilities System (Electric)	6,328	121,941
Northwest Natural Gas Co. (Gas)	1,356	49,047
NRG Energy, Inc. * (Electric)	4,068	138,922
NSTAR (Electric)	2,712	147,262
ONEOK, Inc. (Gas)	4,746	146,272
Peoples Energy Corp. (Gas)	1,808	75,791
Pepco Holdings, Inc. (Electric)	9,266	194,493
PG&E Corp. (Electric)	19,662	670,474
Piedmont Natural Gas Co., Inc. (Gas)	3,616	83,313
Pinnacle West Capital Corp. (Electric)	4,520	192,145
PNM Resources, Inc. (Electric)	2,712	72,356
PPL Corp. (Electric)	9,492	512,473
Progress Energy, Inc. (Electric)	12,204	511,958

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Public Service Enterprise Group, Inc. (Electric)	11,752	639,191
Puget Energy, Inc. (Electric)	4,972	109,583
Questar Corp. (Pipelines)	4,068	241,029
Reliant Resources, Inc. * (Electric)	14,916	169,744
SCANA Corp. (Electric)	4,972	190,030
Sempra Energy (Gas)	10,170	405,172
Sierra Pacific Resources * (Electric)	5,876	63,167
Southern Co. (Electric)	36,838	1,172,554
Southern Union Co. * (Gas)	4,972	124,847
TECO Energy, Inc. (Electric)	9,944	155,922
TXU Corp. (Electric)	14,464	1,151,768
UGI Corp. (Gas)	2,486	112,914
Unisource Energy Corp. (Electric)	1,582	48,995
Vectren Corp. (Gas)	3,842	102,351
Westar Energy, Inc. (Electric)	4,294	92,922
WGL Holdings, Inc. (Gas)	2,486	76,967
Wisconsin Energy Corp. (Electric)	5,876	208,598
WPS Resources Corp. (Electric)	1,808	95,679
Xcel Energy, Inc. (Electric)	19,888	341,676

TOTAL COMMON STOCKS (Cost $18,503,959)		21,600,522

	Principal Amount
Repurchase Agreements (22.1%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $6,345,432 (Collateralized by $6,478,000 various U.S. Government Agency Obligations, 2.96% - 2.97%, 4/5/05 – 4/13/05, market value $6,473,381)	$6,345,000	6,345,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,345,000)		6,345,000

TOTAL INVESTMENT SECURITIES (Cost $24,848,959) - 97.1%		$27,945,522

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security.
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Sector Index expiring 4/25/05 (Underlying notional amount at value $21,171,312)	226	$432,793

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of March 31,2005:

Electric	66.0%
Gas	6.8%
Pipelines	1.8%
Water	0.4%
Other ***	22.1%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

U.S. Government Plus ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (93.2%)
U.S. Treasury Bonds, 5.375%, 2/15/31	$13,170,000	$14,371,763

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,102,207)		14,371,763

Repurchase Agreements (14.2%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $2,192,149 (Collateralized by $2,239,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $2,236,603)	2,192,000	2,192,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,192,000)		2,192,000

TOTAL INVESTMENT SECURITIES (Cost $16,294,207) - 107.4%		$16,563,763

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $4,990,286)	4,573,000	$89,202

See accompanying notes to the Schedules of Portfolio Investments.

Rising Rates Opportunity 10 ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (114.5%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $24,977,700 (Collateralized by $25,530,000 various Federal National Mortgage Association Securities, 2.96%, 4/13/05 – 4/27/05, market value $25,476,332)	$24,976,000	$24,976,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,976,000)		24,976,000

	Contracts
Options Purchased (NM)
10-Year U.S. Treasury Note Call Option** expiring June 2005 @ $118	30	255

10-Year U.S. Treasury Note Call Option** expiring June 2005 @ $125	20	124

TOTAL OPTIONS PURCHASED (Cost $921)		379

TOTAL INVESTMENT SECURITIES (Cost $24,976,921) - 114.5%		$24,976,379

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring June 2005 (Underlying face amount at value $1,420,453)	13	$(11,001)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note expiring 3/31/05 (Underlying notional amount at value $20,756,761)	(21,590,000)	$(188,509)

See accompanying notes to the Schedules of Portfolio Investments.

Rising Rates Opportunity ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (2.1%)
Federal Farm Credit Bank*, 2.20%, 04/01/05	$8,555,000	$8,555,000
Federal Home Loan Bank*, 2.20%, 04/01/05	3,555,000	3,555,000
Federal Home Loan Mortgage Corp.*, 2.20%, 04/01/05	3,555,000	3,555,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,665,000)		15,665,000

Repurchase Agreements (98.8%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $729,278,628 (Collateralized by $759,036,000 various U.S. Government Agency Obligations, 2.96% - 3.47%, 5/31/05 – 2/11/10, market value $743,469,678)	729,229,000	729,229,000

TOTAL REPURCHASE AGREEMENTS (Cost $729,229,000)		729,229,000

	Contracts
Options Purchased (NM)
30-year U.S. Treasury Bond Call Option** expiring June 2005 @ $132	1,000	4,269

TOTAL OPTIONS PURCHASED (Cost $18,125)		4,269

TOTAL INVESTMENT SECURITIES (Cost $744,912,125) - 100.9%		$744,898,269

Percentages Indicated are based on net assets as of March 31,2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
30-Year U.S. Treasury Bond Futures Contract expiring June 2005 (Underlying face amount at value $24,962,000)	224	$(157,748)

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $904,952,891)	(829,281,000)	$(11,428,459)

See accompanying notes to the Schedules of Portfolio Investments.

Rising U.S. Dollar ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.2%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $19,366,318 (Collateralized by $20,115,000 various Federal National Mortgage Association Securities, 2.96% - 3.26%, 4/13/05 – 11/15/05, market value $19,752,602)	$19,365,000	$19,365,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,365,000)		19,365,000

TOTAL INVESTMENT SECURITIES (Cost $19,365,000) - 101.2%		$19,365,000

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for currency contracts.

At March 31, 2005 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound	4/28/05	1,257,536	$2,348,111	$2,373,336	$(25,225)
Canadian Dollar	4/28/05	2,191,247	1,801,367	1,811,767	(10,400)
Euro	4/28/05	8,774,607	11,369,526	11,385,983	16,457
Japanese Yen	4/28/05	285,549,202	2,685,524	2,670,441	15,083
Swedish Krona	4/28/05	5,833,117	829,810	825,717	4,093
Swiss Franc	4/28/05	851,433	710,752	712,942	(2,190)

Total Short Contracts			$19,745,090	$19,780,186	$(2,182)

Long
British Sterling Pound	4/28/05	69,744	$130,900	$131,627	$727
Canadian Dollar	4/28/05	121,246	100,100	100,249	149
Euro	4/28/05	489,632	633,600	635,350	1,750
Japanese Yen	4/28/05	16,040,729	149,600	150,012	412
Swedish Krona	4/28/05	326,293	46,200	46,189	(11)
Swiss Franc	4/28/05	47,442	39,600	39,725	125

Total Long Contracts			$1,100,000	$1,103,152	$3,152

See accompanying notes to the Schedules of Portfolio Investments.

Falling U.S. Dollar ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
Repurchase Agreements (78.8%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $5,402,368 (Collateralized by $5,514,000 various U.S. Government Agency Obligations, 2.96% - 2.97%, 4/5/05 – 4/13/05, market value $5,511,056)	$5,402,000	$5,402,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,402,000)		5,402,000

TOTAL INVESTMENT SECURITIES (Cost $5,402,000) - 78.8%		$5,402,000

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for currency contracts.

At March 31, 2005 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound	4/28/05	129,372	$241,570	$244,163	$(2,593)
Canadian Dollar	4/28/05	224,486	184,730	185,609	(879)
Euro	4/28/05	905,117	1,169,280	1,174,485	(5,205)
Japanese Yen	4/28/05	29,536,433	276,080	276,223	(143)
Swedish Krona	4/28/05	601,854	85,260	85,196	64
Swiss Franc	4/28/05	87,762	73,080	73,487	(407)

Total Short Contracts			$2,030,000	$2,039,163	$(9,163)

Long
British Sterling Pound	4/28/05	555,221	$1,038,854	$1,047,864	$(9,010)
Canadian Dollar	4/28/05	984,368	810,273	813,895	3,622
Euro	4/28/05	3,848,030	4,995,647	4,993,227	(2,420)
Japanese Yen	4/28/05	126,560,308	1,191,041	1,183,585	(7,456)
Swedish Krona	4/28/05	2,557,013	364,252	361,962	(2,290)
Swiss Franc	4/28/05	373,038	311,984	312,361	377

Total Long Contracts			$8,712,051	$8,712,894	$17,177

See accompanying notes to the Schedules of Portfolio Investments.

Money Market ProFund

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

Value
Mutual Funds (100.2%)
Scudder Cash Management Portfolio	$761,206,937

TOTAL MUTUAL FUNDS (Contribution $761,206,937)	761,206,937

TOTAL INVESTMENTS (Cost $761,206,937) - 100.2%	$761,206,937

Percentages indicated are based on net assets as of March 31, 2005.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Bull

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (86.2%)
3M Co. (Miscellaneous Manufacturing)	13,871	$1,188,606
Abbott Laboratories (Pharmaceuticals)	28,033	1,306,898
ACE, Ltd. (Insurance)	5,141	212,169
ADC Telecommunications, Inc. * (Telecommunications)	14,647	29,148
Adobe Systems, Inc. (Software)	4,365	293,197
Advanced Micro Devices, Inc. * (Semiconductors)	7,081	114,146
AES Corp. * (Electric)	11,640	190,663
Aetna, Inc. (Healthcare - Services)	5,335	399,858
Affiliated Computer Services, Inc. - Class A * (Computers)	2,328	123,943
AFLAC, Inc. (Insurance)	9,021	336,122
Agilent Technologies, Inc. * (Electronics)	7,760	172,272
Air Products & Chemicals, Inc. (Chemicals)	4,074	257,843
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	1,552	74,279
Albertson’s, Inc. (Food)	6,596	136,207
Alcoa, Inc. (Mining)	15,714	477,547
Allegheny Energy, Inc. * (Electric)	2,522	52,105
Allegheny Technologies, Inc. (Iron/Steel)	1,649	39,757
Allergan, Inc. (Pharmaceuticals)	2,328	161,726
Allied Waste Industries, Inc. * (Environmental Control)	4,850	35,454
Allstate Corp. (Insurance)	12,222	660,721
Alltel Corp. (Telecommunications)	5,432	297,945
Altera Corp. * (Semiconductors)	6,693	132,388
Altria Group, Inc. (Agriculture)	37,248	2,435,646
Ambac Financial Group, Inc. (Insurance)	1,940	145,015
Amerada Hess Corp. (Oil & Gas)	1,552	149,318
Ameren Corp. (Electric)	3,492	171,143
American Electric Power, Inc. (Electric)	6,887	234,571
American Express Co. (Diversified Financial Services)	21,146	1,086,270
American International Group, Inc. (Insurance)	46,948	2,601,389
American Power Conversion Corp. (Electrical Components & Equipment)	3,201	83,578
American Standard Cos. (Building Materials)	3,201	148,782
AmerisourceBergen Corp. (Pharmaceuticals)	2,037	116,700
Amgen, Inc. * (Biotechnology)	22,601	1,315,605
AmSouth Bancorp (Banks)	6,402	166,132
Anadarko Petroleum Corp. (Oil & Gas)	4,268	324,795
Analog Devices, Inc. (Semiconductors)	6,693	241,885
Andrew Corp. * (Telecommunications)	2,910	34,076
Anheuser-Busch Cos., Inc. (Beverages)	13,968	661,944
AON Corp. (Insurance)	5,723	130,713
Apache Corp. (Oil & Gas)	5,917	362,298
Apartment Investment and Management Co. - Class A (Real Estate Investment Trust)	1,746	64,951
Apollo Group, Inc. - Class A * (Commercial Services)	3,007	222,698
Apple Computer, Inc. * (Computers)	14,744	614,382
Applera Corp. - Applied Biosystems Group (Electronics)	3,492	68,932
Applied Materials, Inc. * (Semiconductors)	30,070	488,638
Applied Micro Circuits Corp. * (Semiconductors)	5,529	18,190
Archer-Daniels-Midland Co. (Agriculture)	11,252	276,574
Archstone-Smith Trust (Real Estate Investment Trust)	3,589	122,421
Ashland, Inc. (Chemicals)	1,164	78,535
AT&T Corp. (Telecommunications)	14,453	270,994

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Autodesk, Inc. (Software)	4,171	124,129
Automatic Data Processing, Inc. (Software)	10,476	470,896
AutoNation, Inc. * (Retail)	4,074	77,162
AutoZone, Inc. * (Retail)	1,261	108,068
Avaya, Inc. * (Telecommunications)	8,633	100,833
Avery Dennison Corp. (Household Products/Wares)	1,843	114,137
Avon Products, Inc. (Cosmetics/Personal Care)	8,536	366,536
Baker Hughes, Inc. (Oil & Gas Services)	6,111	271,878
Ball Corp. (Packaging & Containers)	1,940	80,471
Bank of America Corp. (Banks)	73,041	3,221,109
Bank of New York Co., Inc. (Banks)	14,065	408,588
Bard (C.R.), Inc. (Healthcare-Products)	1,843	125,471
Bausch & Lomb, Inc. (Healthcare-Products)	970	71,101
Baxter International, Inc. (Healthcare-Products)	11,155	379,047
BB&T Corp. (Banks)	9,894	386,658
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,037	203,496
Becton, Dickinson & Co. (Healthcare-Products)	4,559	266,337
Bed Bath & Beyond, Inc. * (Retail)	5,432	198,485
BellSouth Corp. (Telecommunications)	32,980	867,044
Bemis Co., Inc. (Packaging & Containers)	1,940	60,373
Best Buy Co., Inc. (Retail)	5,335	288,143
Big Lots, Inc. * (Retail)	2,037	24,485
Biogen Idec, Inc. * (Biotechnology)	6,014	207,543
Biomet, Inc. (Healthcare-Products)	4,559	165,492
BJ Services Co. (Oil & Gas Services)	2,910	150,971
Black & Decker Corp. (Hand/Machine Tools)	1,455	114,930
BMC Software, Inc. * (Software)	3,977	59,655
Boeing Co. (Aerospace/Defense)	15,035	878,946
Boston Scientific Corp. * (Healthcare-Products)	13,677	400,599
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,211	896,472
Broadcom Corp. - Class A * (Semiconductors)	5,238	156,721
Brown-Forman Corp. (Beverages)	1,649	90,283
Brunswick Corp. (Leisure Time)	1,746	81,800
Burlington Northern Santa Fe Corp. (Transportation)	6,790	366,185
Burlington Resources, Inc. (Oil & Gas)	6,984	349,689
Calpine Corp. * (Electric)	9,603	26,888
Campbell Soup Co. (Food)	5,820	168,896
Capital One Financial Corp. (Diversified Financial Services)	4,462	333,624
Cardinal Health, Inc. (Pharmaceuticals)	7,857	438,421
Caremark Rx, Inc. * (Pharmaceuticals)	8,245	327,986
Carnival Corp. (Leisure Time)	9,506	492,505
Caterpillar, Inc. (Machinery-Construction & Mining)	6,208	567,660
Cendant Corp. (Commercial Services)	19,012	390,506
CenterPoint Energy, Inc. (Electric)	5,238	63,013
Centex Corp. (Home Builders)	2,328	133,325
CenturyTel, Inc. (Telecommunications)	2,425	79,637
ChevronTexaco Corp. (Oil & Gas)	37,927	2,211,524
Chiron Corp. * (Biotechnology)	2,619	91,822
Chubb Corp. (Insurance)	3,492	276,811
CIENA Corp. * (Telecommunications)	10,282	17,685
CIGNA Corp. (Insurance)	2,328	207,890
Cincinnati Financial Corp. (Insurance)	2,910	126,905
Cinergy Corp. (Electric)	3,492	141,496
Cintas Corp. (Textiles)	2,716	112,198
Circuit City Stores, Inc. (Retail)	3,492	56,047
Cisco Systems, Inc. * (Telecommunications)	116,400	2,082,395
CIT Group, Inc. (Diversified Financial Services)	3,783	143,754
Citigroup, Inc. (Diversified Financial Services)	94,090	4,228,405

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Citizens Communications Co. (Telecommunications)	6,014	77,821
Citrix Systems, Inc. * (Software)	3,007	71,627
Clear Channel Communications, Inc. (Media)	9,506	327,672
Clorox Co. (Household Products/Wares)	2,716	171,081
CMS Energy Corp. * (Electric)	3,492	45,536
Coach, Inc. * (Apparel)	3,492	197,752
Coca-Cola Co. (Beverages)	40,837	1,701,677
Coca-Cola Enterprises, Inc. (Beverages)	6,305	129,379
Colgate-Palmolive Co. (Cosmetics/Personal Care)	9,506	495,928
Comcast Corp. - Special Class A * (Media)	39,867	1,346,707
Comerica, Inc. (Banks)	3,104	170,968
Compass Bancshares, Inc. (Banks)	2,231	101,287
Computer Associates International, Inc. (Software)	9,603	260,241
Computer Sciences Corp. * (Computers)	3,395	155,661
Compuware Corp. * (Software)	6,984	50,285
Comverse Technology, Inc. * (Telecommunications)	3,589	90,515
ConAgra Foods, Inc. (Food)	9,312	251,610
ConocoPhillips (Oil & Gas)	12,513	1,349,402
Consolidated Edison, Inc. (Electric)	4,365	184,116
Constellation Energy Group, Inc. (Electric)	3,201	165,492
Convergys Corp. * (Commercial Services)	2,522	37,653
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	1,649	117,936
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,261	23,152
Corning, Inc. * (Telecommunications)	25,414	282,858
Costco Wholesale Corp. (Retail)	8,536	377,120
Countrywide Credit Industries, Inc. (Diversified Financial Services)	10,476	340,051
CSX Corp. (Transportation)	3,880	161,602
Cummins, Inc. (Machinery-Diversified)	776	54,592
CVS Corp. (Retail)	7,178	377,706
Dana Corp. (Auto Parts & Equipment)	2,716	34,738
Danaher Corp. (Miscellaneous Manufacturing)	4,947	264,219
Darden Restaurants, Inc. (Retail)	2,619	80,351
Deere & Co. (Machinery-Diversified)	4,462	299,533
Dell, Inc. * (Computers)	44,329	1,703,120
Delphi Corp. (Auto Parts & Equipment)	10,088	45,194
Delta Air Lines, Inc. * (Airlines)	2,522	10,214
Devon Energy Corp. (Oil & Gas)	8,633	412,226
Dillards, Inc. - Class A (Retail)	1,261	33,921
Dollar General Corp. (Retail)	5,432	119,015
Dominion Resources, Inc. (Electric)	6,111	454,842
Dover Corp. (Miscellaneous Manufacturing)	3,686	139,294
Dow Chemical Co. (Chemicals)	17,169	855,875
Dow Jones & Co., Inc. (Media)	1,261	47,124
DTE Energy Co. (Electric)	3,104	141,170
Du Pont (Chemicals)	17,945	919,502
Duke Energy Corp. (Electric)	16,878	472,752
Dynegy, Inc. - Class A * (Pipelines)	5,917	23,135
E*TRADE Financial Corp. (Diversified Financial Services)	6,693	80,316
Eastman Chemical Co. (Chemicals)	1,358	80,122
Eastman Kodak Co. (Miscellaneous Manufacturing)	5,141	167,340
Eaton Corp. (Miscellaneous Manufacturing)	2,716	177,626
eBay, Inc. * (Internet)	21,825	813,199
Ecolab, Inc. (Chemicals)	3,977	131,440
Edison International (Electric)	5,917	205,438
El Paso Corp. (Pipelines)	11,543	122,125
Electronic Arts, Inc. * (Software)	5,529	286,292
Electronic Data Systems Corp. (Computers)	9,312	192,479
Eli Lilly & Co. (Pharmaceuticals)	20,370	1,061,277

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
EMC Corp. * (Computers)	43,359	534,183
Emerson Electric Co. (Electrical Components & Equipment)	7,566	491,260
Engelhard Corp. (Chemicals)	2,231	66,997
Entergy Corp. (Electric)	3,880	274,161
EOG Resources, Inc. (Oil & Gas)	4,268	208,022
Equifax, Inc. (Commercial Services)	2,425	74,423
Equity Office Properties Trust (Real Estate Investment Trust)	7,275	219,196
Equity Residential Properties Trust (Real Estate Investment Trust)	5,141	165,592
Exelon Corp. (Electric)	11,931	547,513
Express Scripts, Inc. - Class A * (Pharmaceuticals)	1,358	118,404
Exxon Mobil Corp. (Oil & Gas)	115,042	6,856,504
Family Dollar Stores, Inc. (Retail)	3,007	91,293
Fannie Mae (Diversified Financial Services)	17,460	950,697
Federated Department Stores, Inc. (Retail)	3,007	191,365
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,746	49,429
FedEx Corp. (Transportation)	5,432	510,336
Fifth Third Bancorp (Banks)	9,409	404,399
First Data Corp. (Software)	14,453	568,147
First Horizon National Corp. (Banks)	2,231	91,002
FirstEnergy Corp. (Electric)	5,917	248,218
Fiserv, Inc. * (Software)	3,492	138,982
Fisher Scientific International, Inc. * (Electronics)	2,134	121,467
Fluor Corp. (Engineering & Construction)	1,552	86,027
Ford Motor Co. (Auto Manufacturers)	32,980	373,663
Forest Laboratories, Inc. * (Pharmaceuticals)	6,305	232,970
Fortune Brands, Inc. (Household Products/Wares)	2,619	211,170
FPL Group, Inc. (Electric)	7,081	284,302
Franklin Resources, Inc. (Diversified Financial Services)	3,589	246,385
Freddie Mac (Diversified Financial Services)	12,416	784,691
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,201	126,792
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	7,275	125,494
Gannett Co., Inc. (Media)	4,559	360,526
Gap, Inc. (Retail)	13,289	290,232
Gateway, Inc. * (Computers)	5,432	21,891
General Dynamics Corp. (Aerospace/Defense)	3,589	384,202
General Electric Co. (Miscellaneous Manufacturing)	190,896	6,883,711
General Mills, Inc. (Food)	6,596	324,194
General Motors Corp. (Auto Manufacturers)	10,185	299,337
Genuine Parts Co. (Distribution/Wholesale)	3,104	134,993
Genzyme Corp. - General Division * (Biotechnology)	4,462	255,405
Georgia Pacific Corp. (Forest Products & Paper)	4,656	165,241
Gilead Sciences, Inc. * (Pharmaceuticals)	7,760	277,808
Gillette Co. (Cosmetics/Personal Care)	17,848	900,967
Golden West Financial Corp. (Savings & Loans)	5,044	305,162
Goodrich Corp. (Aerospace/Defense)	2,134	81,711
Great Lakes Chemical Corp. (Chemicals)	970	31,156
Guidant Corp. (Healthcare-Products)	5,820	430,098
H & R Block, Inc. (Commercial Services)	3,007	152,094
Halliburton Co. (Oil & Gas Services)	9,118	394,354
Harley-Davidson, Inc. (Leisure Time)	5,238	302,547
Harrah’s Entertainment, Inc. (Lodging)	2,037	131,549
Hartford Financial Services Group, Inc. (Insurance)	5,335	365,768
Hasbro, Inc. (Toys/Games/Hobbies)	3,007	61,493
HCA, Inc. (Healthcare-Services)	7,372	394,918
Health Management Associates, Inc. - Class A (Healthcare-Services)	4,365	114,276
Heinz (H.J.) Co. (Food)	6,305	232,276
Hercules, Inc. * (Chemicals)	2,037	29,496
Hershey Foods Corp. (Food)	3,977	240,449

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hewlett-Packard Co. (Computers)	52,186	1,144,961
Hilton Hotels Corp. (Lodging)	6,887	153,924
Home Depot, Inc. (Retail)	39,576	1,513,386
Honeywell International, Inc. (Miscellaneous Manufacturing)	15,326	570,280
Hospira, Inc. * (Pharmaceuticals)	2,813	90,776
Humana, Inc. * (Healthcare-Services)	2,910	92,945
Huntington Bancshares, Inc. (Banks)	4,171	99,687
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,947	442,905
IMS Health, Inc. (Software)	4,171	101,731
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	3,104	247,234
Intel Corp. (Semiconductors)	112,132	2,604,825
International Business Machines Corp. (Computers)	29,391	2,685,750
International Flavors & Fragrances, Inc. (Chemicals)	1,552	61,304
International Game Technology (Entertainment)	6,208	165,505
International Paper Co. (Forest Products & Paper)	8,827	324,744
Interpublic Group of Cos., Inc. * (Advertising)	7,663	94,102
Intuit, Inc. * (Software)	3,298	144,353
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,649	148,806
J.C. Penney Co., Inc. (Holding Company) (Retail)	5,141	266,921
J.P. Morgan Chase & Co. (Diversified Financial Services)	64,020	2,215,092
Jabil Circuit, Inc. * (Electronics)	3,298	94,059
Janus Capital Group, Inc. (Diversified Financial Services)	4,268	59,539
JDS Uniphase Corp. * (Telecommunications)	25,996	43,413
Jefferson-Pilot Corp. (Insurance)	2,425	118,946
Johnson & Johnson (Healthcare-Products)	53,544	3,596,015
Johnson Controls, Inc. (Auto Parts & Equipment)	3,395	189,305
Jones Apparel Group, Inc. (Apparel)	2,231	74,716
KB Home (Home Builders)	776	91,149
Kellogg Co. (Food)	6,305	272,817
Kerr-McGee Corp. (Oil & Gas)	2,910	227,940
KeyCorp (Banks)	7,275	236,074
KeySpan Corp. (Gas)	2,910	113,403
Kimberly-Clark Corp. (Household Products/Wares)	8,633	567,447
Kinder Morgan, Inc. (Pipelines)	1,940	146,858
King Pharmaceuticals, Inc. * (Pharmaceuticals)	4,365	36,273
KLA - Tencor Corp. * (Semiconductors)	3,492	160,667
Knight-Ridder, Inc. (Media)	1,358	91,326
Kohls Corp. * (Retail)	5,917	305,495
Kroger Co. * (Food)	13,192	211,468
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,037	144,668
Laboratory Corp. of America Holdings * (Healthcare-Services)	2,425	116,885
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	3,395	98,048
Lexmark International Group, Inc. * (Computers)	2,328	186,170
Limited, Inc. (Retail)	6,887	167,354
Lincoln National Corp. (Insurance)	3,104	140,115
Linear Technology Corp. (Semiconductors)	5,529	211,816
Liz Claiborne, Inc. (Apparel)	1,940	77,852
Lockheed Martin Corp. (Aerospace/Defense)	7,275	444,212
Loews Corp. (Insurance)	2,910	214,001
Louisiana-Pacific Corp. (Forest Products & Paper)	2,037	51,210
Lowe’s Cos., Inc. (Retail)	13,871	791,895
LSI Logic Corp. * (Semiconductors)	6,887	38,498
Lucent Technologies, Inc. * (Telecommunications)	79,831	219,535
M&T Bank Corp. (Banks)	1,746	178,197
Manor Care, Inc. (Healthcare-Services)	1,552	56,431
Marathon Oil Corp. (Oil & Gas)	6,208	291,279
Marriott International, Inc. - Class A (Lodging)	3,589	239,962
Marsh & McLennan Cos., Inc. (Insurance)	9,506	289,173

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Marshall & Ilsley Corp. (Banks)	3,783	157,940
Masco Corp. (Building Materials)	8,051	279,128
Mattel, Inc. (Toys/Games/Hobbies)	7,469	159,463
Maxim Integrated Products, Inc. (Semiconductors)	5,917	241,828
May Department Stores Co. (Retail)	5,238	193,911
Maytag Corp. (Home Furnishings)	1,455	20,326
MBIA, Inc. (Insurance)	2,522	131,850
MBNA Corp. (Diversified Financial Services)	22,989	564,380
McCormick & Co., Inc. (Food)	2,425	83,493
McDonald’s Corp. (Retail)	22,892	712,857
McGraw-Hill Cos., Inc. (Media)	3,395	296,214
McKesson Corp. (Commercial Services)	5,335	201,396
MeadWestvaco Corp. (Forest Products & Paper)	3,686	117,289
Medco Health Solutions, Inc. * (Pharmaceuticals)	4,947	245,223
MedImmune, Inc. * (Biotechnology)	4,462	106,240
Medtronic, Inc. (Healthcare-Products)	21,825	1,111,984
Mellon Financial Corp. (Banks)	7,663	218,702
Merck & Co., Inc. (Pharmaceuticals)	39,770	1,287,355
Mercury Interactive Corp. * (Software)	1,552	73,534
Meredith Corp. (Media)	776	36,278
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,936	109,578
MetLife, Inc. (Insurance)	13,192	515,807
MGIC Investment Corp. (Insurance)	1,746	107,676
Micron Technology, Inc. * (Semiconductors)	11,058	114,340
Microsoft Corp. (Software)	182,263	4,405,296
Millipore Corp. * (Biotechnology)	873	37,888
Molex, Inc. (Electrical Components & Equipment)	3,007	79,265
Molson Coors Brewing Co. - Class B (Beverages)	1,455	112,282
Monsanto Co. (Agriculture)	4,753	306,569
Monster Worldwide, Inc. * (Internet)	2,134	59,859
Moody’s Corp. (Commercial Services)	2,425	196,086
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	20,079	1,149,523
Motorola, Inc. (Telecommunications)	44,135	660,701
Mylan Laboratories, Inc. (Pharmaceuticals)	4,850	85,942
Nabors Industries, Ltd. * (Oil & Gas)	2,522	149,151
National City Corp. (Banks)	10,670	357,445
National Semiconductor Corp. (Semiconductors)	6,402	131,945
National-Oilwell Varco, Inc. * (Oil & Gas Services)	3,007	140,427
Navistar International Corp. * (Auto Manufacturers)	1,164	42,370
NCR Corp. * (Computers)	3,395	114,547
Network Appliance, Inc. * (Computers)	6,596	182,445
New York Times Co. - Class A (Media)	2,619	95,803
Newell Rubbermaid, Inc. (Housewares)	4,947	108,537
Newmont Mining Corp. (Mining)	7,954	336,057
News Corp. - Class A (Media)	46,269	782,871
Nextel Communications, Inc. - Class A * (Telecommunications)	20,273	576,159
NICOR, Inc. (Gas)	776	28,782
NIKE, Inc. - Class B (Apparel)	4,171	347,486
NiSource, Inc. (Electric)	4,850	110,532
Noble Corp. (Oil & Gas)	2,425	136,309
Nordstrom, Inc. (Retail)	2,231	123,553
Norfolk Southern Corp. (Transportation)	7,178	265,945
North Fork Bancorp, Inc. (Banks)	8,439	234,098
Northern Trust Corp. (Banks)	3,686	160,120
Northrop Grumman Corp. (Aerospace/Defense)	6,499	350,816
Novell, Inc. * (Software)	6,790	40,468
Novellus Systems, Inc. * (Semiconductors)	2,522	67,413
Nucor Corp. (Iron/Steel)	2,910	167,500

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
NVIDIA Corp. * (Semiconductors)	3,007	71,446
Occidental Petroleum Corp. (Oil & Gas)	7,178	510,858
Office Depot, Inc. * (Retail)	5,626	124,785
OfficeMax, Inc. (Retail)	1,649	55,242
Omnicom Group, Inc. (Advertising)	3,395	300,525
Oracle Corp. * (Software)	80,898	1,009,606
PACCAR, Inc. (Auto Manufacturers)	3,104	224,699
Pactiv Corp. * (Packaging & Containers)	2,716	63,419
Pall Corp. (Miscellaneous Manufacturing)	2,231	60,505
Parametric Technology Corp. * (Software)	4,850	27,112
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,134	130,003
Paychex, Inc. (Commercial Services)	6,402	210,114
Peoples Energy Corp. (Gas)	679	28,464
PepsiCo, Inc. (Beverages)	30,264	1,604,900
PerkinElmer, Inc. (Electronics)	2,328	48,027
Pfizer, Inc. (Pharmaceuticals)	134,345	3,529,242
PG&E Corp. (Electric)	6,499	221,616
Phelps Dodge Corp. (Mining)	1,746	177,621
Pinnacle West Capital Corp. (Electric)	1,649	70,099
Pitney Bowes, Inc. (Office/Business Equipment)	4,171	188,196
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,298	117,739
PMC-Sierra, Inc. * (Semiconductors)	3,201	28,169
PNC Financial Services Group (Banks)	5,044	259,665
PPG Industries, Inc. (Chemicals)	3,104	221,998
PPL Corp. (Electric)	3,395	183,296
Praxair, Inc. (Chemicals)	5,820	278,545
Principal Financial Group, Inc. (Insurance)	5,432	209,078
Procter & Gamble Co. (Cosmetics/Personal Care)	45,396	2,405,988
Progress Energy, Inc. (Electric)	4,462	187,181
Progressive Corp. (Insurance)	3,589	329,327
Prologis (Real Estate Investment Trust)	3,298	122,356
Providian Financial Corp. * (Diversified Financial Services)	5,238	89,884
Prudential Financial, Inc. (Insurance)	9,409	540,077
Public Service Enterprise Group, Inc. (Electric)	4,268	232,137
Pulte Homes, Inc. (Home Builders)	2,134	157,126
QLogic Corp. * (Semiconductors)	1,649	66,785
Qualcomm, Inc. (Telecommunications)	29,682	1,087,845
Quest Diagnostics, Inc. (Healthcare-Services)	1,649	173,359
Qwest Communications International, Inc. * (Telecommunications)	30,070	111,259
R.R. Donnelley & Sons Co. (Commercial Services)	3,880	122,686
RadioShack Corp. (Retail)	2,813	68,919
Raytheon Co. (Aerospace/Defense)	8,148	315,328
Reebok International, Ltd. (Apparel)	970	42,971
Regions Financial Corp. (Banks)	8,342	270,281
Reynolds American, Inc. (Agriculture)	2,134	171,979
Robert Half International, Inc. (Commercial Services)	2,910	78,454
Rockwell Collins, Inc. (Aerospace/Defense)	3,201	152,336
Rockwell International Corp. (Machinery-Diversified)	3,104	175,811
Rohm & Haas Co. (Chemicals)	3,492	167,616
Rowan Cos., Inc. (Oil & Gas)	1,940	58,064
Ryder System, Inc. (Transportation)	1,164	48,539
Sabre Holdings Corp. (Leisure Time)	2,328	50,937
SAFECO Corp. (Insurance)	2,328	113,397
Safeway, Inc. * (Food)	8,051	149,185
Sanmina-SCI Corp. * (Electronics)	9,409	49,115
Sara Lee Corp. (Food)	14,259	315,979
SBC Communications, Inc. (Telecommunications)	59,461	1,408,631
Schering-Plough Corp. (Pharmaceuticals)	26,578	482,391

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Schlumberger, Ltd. (Oil & Gas Services)	10,573	745,185
Schwab (Diversified Financial Services)	20,661	217,147
Scientific-Atlanta, Inc. (Telecommunications)	2,716	76,646
Sealed Air Corp. * (Packaging & Containers)	1,552	80,610
Sears Holdings Corp. * (Retail)	1,649	219,597
Sempra Energy (Gas)	4,268	170,036
Sherwin-Williams Co. (Chemicals)	2,328	102,409
Siebel Systems, Inc. * (Software)	9,312	85,019
Sigma-Aldrich Corp. (Chemicals)	1,261	77,236
Simon Property Group, Inc. (Real Estate Investment Trust)	3,977	240,926
SLM Corp. (Diversified Financial Services)	7,760	386,758
Snap-on, Inc. (Hand/Machine Tools)	1,067	33,920
Solectron Corp. * (Electronics)	17,460	60,586
Southern Co. (Electric)	13,386	426,076
Southwest Airlines Co. (Airlines)	13,289	189,235
Sovereign Bancorp, Inc. (Savings & Loans)	6,790	150,466
Sprint Corp. (Telecommunications)	26,578	604,650
St. Jude Medical, Inc. * (Healthcare-Products)	6,499	233,964
St. Paul Cos., Inc. (Insurance)	12,028	441,788
Stanley Works (Hand/Machine Tools)	1,358	61,477
Staples, Inc. (Retail)	8,924	280,481
Starbucks Corp. * (Retail)	7,178	370,815
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,783	227,093
State Street Corp. (Banks)	6,014	262,932
Stryker Corp. (Healthcare-Products)	6,790	302,902
Sun Microsystems, Inc. * (Computers)	60,819	245,709
SunGard Data Systems, Inc. * (Computers)	5,238	180,711
Sunoco, Inc. (Oil & Gas)	1,261	130,539
SunTrust Banks, Inc. (Banks)	6,111	440,420
SuperValu, Inc. (Food)	2,425	80,874
Symantec Corp. * (Internet)	12,804	273,109
Symbol Technologies, Inc. (Electronics)	4,365	63,249
Synovus Financial Corp. (Banks)	5,626	156,740
Sysco Corp. (Food)	11,446	409,768
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,231	132,477
Target Corp. (Retail)	16,102	805,422
TECO Energy, Inc. (Electric)	3,686	57,796
Tektronix, Inc. (Electronics)	1,649	40,450
Tellabs, Inc. * (Telecommunications)	8,342	60,897
Temple-Inland, Inc. (Forest Products & Paper)	1,067	77,411
Tenet Healthcare Corp. * (Healthcare-Services)	8,439	97,302
Teradyne, Inc. * (Semiconductors)	3,492	50,983
Texas Instruments, Inc. (Semiconductors)	31,040	791,210
Textron, Inc. (Miscellaneous Manufacturing)	2,425	180,954
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	3,201	42,733
The Pepsi Bottling Group, Inc. (Beverages)	3,589	99,954
Thermo Electron Corp. * (Electronics)	2,910	73,594
Tiffany & Co. (Retail)	2,619	90,408
Time Warner, Inc. * (Media)	82,741	1,452,104
TJX Companies, Inc. (Retail)	8,633	212,631
Torchmark Corp. (Insurance)	1,940	101,268
Toys R Us, Inc. * (Retail)	3,880	99,949
Transocean Sedco Forex, Inc. * (Oil & Gas)	5,820	299,497
Tribune Co. (Media)	5,335	212,706
TXU Corp. (Electric)	4,365	347,585
Tyco International, Ltd. (Miscellaneous Manufacturing)	36,278	1,226,196
U.S. Bancorp (Banks)	33,368	961,666
Union Pacific Corp. (Transportation)	4,656	324,523
Unisys Corp. * (Computers)	6,111	43,144

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
United Parcel Service, Inc. - Class B (Transportation)	20,176	1,467,602
United States Steel Corp. (Iron/Steel)	2,037	103,581
United Technologies Corp. (Aerospace/Defense)	9,215	936,796
UnitedHealth Group, Inc. (Healthcare-Services)	11,543	1,100,972
Univision Communications, Inc. - Class A * (Media)	5,238	145,040
Unocal Corp. (Oil & Gas)	4,850	299,197
UnumProvident Corp. (Insurance)	5,335	90,802
UST, Inc. (Agriculture)	3,007	155,462
V. F. Corp. (Apparel)	1,843	108,995
Valero Energy Corp. (Oil & Gas)	4,656	341,145
Veritas Software Corp. * (Software)	7,566	175,683
Verizon Communications, Inc. (Telecommunications)	49,858	1,769,959
Viacom, Inc. - Class B (Media)	30,749	1,070,988
Visteon Corp. (Auto Parts & Equipment)	2,328	13,293
Vulcan Materials Co. (Building Materials)	1,843	104,738
W.W. Grainger, Inc. (Distribution/Wholesale)	1,455	90,603
Wachovia Corp. (Banks)	28,518	1,451,851
Wal-Mart Stores, Inc. (Retail)	61,013	3,057,361
Walgreen Co. (Retail)	18,430	818,661
Walt Disney Co. (Media)	36,860	1,058,988
Washington Mutual, Inc. (Savings & Loans)	15,714	620,703
Waste Management, Inc. (Environmental Control)	10,282	296,635
Waters Corp. * (Electronics)	2,134	76,376
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,940	59,616
WellPoint, Inc. * (Healthcare-Services)	5,529	693,060
Wells Fargo & Co. (Banks)	30,555	1,827,189
Wendy’s International, Inc. (Retail)	2,037	79,524
Weyerhaeuser Co. (Forest Products & Paper)	4,365	299,003
Whirlpool Corp. (Home Furnishings)	1,164	78,838
Williams Cos., Inc. (Pipelines)	10,282	193,405
Wrigley (Wm.) Jr. Co. (Food)	3,492	228,970
Wyeth (Pharmaceuticals)	24,056	1,014,682
Xcel Energy, Inc. (Electric)	7,178	123,318
Xerox Corp. * (Office/Business Equipment)	17,266	261,579
Xilinx, Inc. (Semiconductors)	6,305	184,295
XL Capital, Ltd. - Class A (Insurance)	2,522	182,517
XTO Energy, Inc. (Oil & Gas)	6,385	209,683
Yahoo!, Inc. * (Internet)	23,474	795,769
YUM! Brands, Inc. (Retail)	5,238	271,381
Zimmer Holdings, Inc. * (Healthcare-Products)	4,462	347,188
Zions Bancorp (Banks)	1,649	113,814

TOTAL COMMON STOCKS (Cost $149,319,236)		192,559,070

	Principal Amount
Repurchase Agreements (9.8%)
UBS, 2.45%, 4/1/05 dated 3/31/05, with a maturity value of $21,818,485 (Collateralized by $22,303,000 Federal National Mortgage Association, 2.96%, 4/27/05, market value $22,253,446)	$21,817,000	21,817,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,817,000)		21,817,000

TOTAL INVESTMENT SECURITIES (Cost $171,136,236) - 96%		$214,376,070

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $30,467,400)	103	$56,017

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.2%
Aerospace/Defense	1.7%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.5%
Beverages	2.0%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.5%
Commercial Services	0.8%
Computers	3.6%
Cosmetics/Personal Care	1.9%
Distribution/Wholesale	0.1%
Diversified Financial Services	5.9%
Electric	2.6%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.4%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.3%
Healthcare-Services	1.5%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	NM
Insurance	3.8%
Internet	0.9%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.3%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.2%
Media	3.3%
Mining	0.5%
Miscellaneous Manufacturing	5.4%
Office/Business Equipment	0.2%
Oil & Gas	6.6%
Oil & Gas Services	0.8%
Packaging & Containers	0.1%
Pharmaceuticals	5.3%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	5.8%
Savings & Loans	0.5%
Semiconductors	2.7%
Software	3.8%
Telecommunications	4.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	9.8%

**	Includes not-equity securities
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (75.3%)
21st Century Insurance Group (Insurance)	3,575	$49,871
99 Cents Only Stores * (Retail)	8,125	107,006
A.C. Moore Arts & Crafts, Inc. * (Retail)	2,275	60,652
AAR Corp. * (Aerospace/Defense)	5,525	75,140
Aaron Rents, Inc. (Commercial Services)	5,850	117,000
Abaxis, Inc. * (Healthcare-Products)	2,925	25,886
Abgenix, Inc. * (Pharmaceuticals)	13,650	95,550
ABM Industries, Inc. (Commercial Services)	6,175	118,745
Acadia Realty Trust (Real Estate Investment Trust)	4,225	67,938
Actuant Corp. * (Miscellaneous Manufacturing)	3,575	160,589
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,550	122,850
Adaptec, Inc. * (Telecommunications)	17,550	84,065
Advanced Digital Information Corp. * (Computers)	10,725	87,945
Advisory Board Co. * (Commercial Services)	2,925	127,823
ADVO, Inc. (Advertising)	4,550	170,398
Affordable Residential Communities (Real Estate Investment Trust)	4,225	53,446
Agile Software Corp. * (Internet)	8,775	63,882
AirTran Holdings, Inc. * (Airlines)	7,475	67,649
AK Steel Holding Corp. * (Iron/Steel)	18,200	201,292
Alabama National BanCorp (Banks)	1,950	120,686
Alamosa Holdings, Inc. * (Telecommunications)	10,725	125,160
Albany International Corp. - Class A (Machinery-Diversified)	4,225	130,468
Albany Molecular Research, Inc. * (Commercial Services)	3,900	40,092
Albemarle Corp. (Chemicals)	2,925	106,353
Alfa Corp. (Insurance)	5,525	79,836
Alkermes, Inc. * (Pharmaceuticals)	12,675	131,567
Allegheny Technologies, Inc. (Iron/Steel)	9,100	219,401
Alliance Gaming Corp. * (Entertainment)	8,450	81,036
Alpharma, Inc. (Pharmaceuticals)	3,575	44,044
Altiris, Inc. * (Software)	3,575	85,264
AMCOL International Corp. (Mining)	3,575	67,067
American Medical Systems Holdings, Inc. * (Healthcare-Products)	8,450	145,171
American States Water Co. (Water)	2,600	65,780
American Woodmark Corp. (Home Furnishings)	1,950	70,746
AMERIGROUP Corp. * (Healthcare-Services)	2,600	95,056
Amis Holdings, Inc. * (Semiconductors)	5,200	58,708
Amli Residential Properties Trust (Real Estate Investment Trust)	4,225	115,723
AmSurg Corp. * (Healthcare-Services)	4,875	123,338
Anaren Microwave, Inc. * (Telecommunications)	3,575	43,365
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,250	91,358
Anixter International, Inc. * (Telecommunications)	4,225	152,733
ANSYS, Inc. * (Software)	5,200	177,891
Anteon International Corp. * (Computers)	3,900	151,827
Anthracite Capital, Inc. (Real Estate Investment Trust)	7,475	83,272
Apogee Enterprises, Inc. (Building Materials)	4,550	64,974
Apollo Investment Corp. (Investment Companies)	10,400	174,512
Applera Corp. - Celera Genomics Group * (Biotechnology)	12,025	123,256
Applied Industrial Technologies, Inc. (Machinery-Diversified)	4,225	114,920
Apria Healthcare Group, Inc. * (Healthcare-Services)	3,900	125,190
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,900	202,722
aQuantive, Inc. * (Internet)	7,800	86,346

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Aquila, Inc. * (Electric)	32,500	124,475
Arbitron, Inc. (Commercial Services)	2,600	111,540
Arch Chemicals, Inc. (Chemicals)	3,575	101,780
Arctic Cat, Inc. (Leisure Time)	2,275	61,562
Argonaut Group, Inc. * (Insurance)	3,900	82,758
Ariad Pharmaceuticals, Inc. * (Biotechnology)	8,775	49,140
Ariba, Inc. * (Internet)	7,475	58,006
Arkansas Best Corp. (Transportation)	3,575	135,064
Armor Holdings, Inc. * (Aerospace/Defense)	3,900	144,651
Ascential Software Corp. * (Software)	9,750	180,667
Atherogenics, Inc. * (Pharmaceuticals)	6,175	80,831
Avanex Corp. * (Telecommunications)	13,325	17,323
Aviall, Inc. * (Distribution/Wholesale)	3,900	109,200
Avista Corp. (Electric)	5,200	91,000
Axcelis Technologies, Inc. * (Semiconductors)	15,925	116,253
Aztar Corp. * (Lodging)	2,600	74,256
Baldor Electric Co. (Hand/Machine Tools)	4,875	125,824
BancorpSouth, Inc. (Banks)	10,075	207,947
Bandag, Inc. (Auto Parts & Equipment)	1,625	76,343
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	3,900	67,860
Banner Corp. (Banks)	1,625	43,826
Banta Corp. (Commercial Services)	2,275	97,370
BE Aerospace, Inc. * (Aerospace/Defense)	6,175	74,100
Bel Fuse, Inc. - Class B (Electronics)	1,950	59,085
Benchmark Electronics, Inc. * (Electronics)	6,175	196,549
Berry Petroleum Co. - Class A (Oil & Gas)	2,925	150,491
Beverly Enterprises, Inc. * (Healthcare-Services)	17,875	221,292
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	10,725	55,234
Black Box Corp. (Telecommunications)	2,600	97,266
Black Hills Corp. (Electric)	2,925	96,730
Blue Coat Systems, Inc. * (Internet)	1,625	38,188
Blyth, Inc. (Household Products/Wares)	3,250	103,480
Bone Care International, Inc. * (Pharmaceuticals)	2,600	67,444
Boston Private Financial Holdings, Inc. (Banks)	4,550	108,063
Bowne & Co., Inc. (Commercial Services)	5,850	87,984
Boyd Gaming Corp. (Lodging)	2,275	118,641
Brady Corp. - Class A (Electronics)	5,850	189,247
Brandywine Realty Trust (Real Estate Investment Trust)	3,900	110,760
Bright Horizons Family Solutions, Inc. * (Commercial Services)	4,550	153,516
Broadwing Corp. * (Telecommunications)	6,500	26,910
Brocade Communications Systems, Inc. * (Computers)	42,575	252,043
Brooks Automation, Inc. * (Semiconductors)	6,825	103,604
Brown Shoe Company, Inc. (Retail)	2,925	100,240
Brush Engineered Materials, Inc. * (Mining)	2,925	55,663
Buckeye Technologies, Inc. * (Forest Products & Paper)	4,875	52,650
Burlington Coat Factory Warehouse Corp. (Retail)	2,925	83,948
C&D Technologies, Inc. (Electrical Components & Equipment)	3,575	35,929
C-COR.net Corp. * (Telecommunications)	7,150	43,472
Cabot Microelectronics Corp. * (Chemicals)	3,575	112,184
California Pizza Kitchen, Inc. * (Retail)	3,250	76,180
California Water Service Group (Water)	2,600	86,762
Callaway Golf Co. (Leisure Time)	10,075	128,960
Calpine Corp. * (Electric)	69,225	193,830
Cambrex Corp. (Biotechnology)	3,900	83,070
Capital City Bank Group, Inc. (Banks)	1,625	65,829
Caraustar Industries, Inc. * (Forest Products & Paper)	4,875	62,888
Carpenter Technology Corp. (Iron/Steel)	3,250	193,083
Cascade Bancorp (Banks)	2,925	56,774
Cascade Corp. (Machinery-Diversified)	1,625	56,875

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Casella Waste Systems, Inc. * (Environmental Control)	3,250	42,998
Casey’s General Stores, Inc. (Retail)	8,450	151,847
Cash America International, Inc. (Retail)	4,875	106,909
Catalina Marketing Corp. (Advertising)	7,800	202,020
Cathay Bancorp, Inc. (Banks)	7,150	225,224
Cell Therapeutics, Inc. * (Pharmaceuticals)	8,450	30,336
Centene Corp. * (Healthcare-Services)	6,500	194,935
Central Pacific Financial Corp. (Banks)	2,600	87,490
Central Parking Corp. (Commercial Services)	2,925	50,252
Century Aluminum Co. * (Mining)	2,925	88,511
CH Energy Group, Inc. (Electric)	2,600	118,820
Champion Enterprises, Inc. * (Home Builders)	10,400	97,760
Charles River Associates, Inc. * (Commercial Services)	1,625	80,194
Charming Shoppes, Inc. * (Retail)	19,175	155,893
Charter Communications, Inc. - Class A * (Media)	44,850	71,760
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	5,850	125,775
Chattem, Inc. * (Cosmetics/Personal Care)	2,925	130,075
Checkpoint Systems, Inc. * (Electronics)	5,525	93,262
Chemical Financial Corp. (Banks)	3,900	126,770
Cheniere Energy, Inc. * (Oil & Gas)	3,250	209,658
Chesapeake Corp. (Packaging & Containers)	3,250	68,315
Chiquita Brands International, Inc. (Food)	5,850	156,663
Chittenden Corp. (Banks)	4,225	110,146
Chordiant Software, Inc. * (Internet)	12,025	20,082
Christopher & Banks Corp. (Retail)	5,525	97,240
Churchill Downs, Inc. (Entertainment)	1,300	51,467
Ciber, Inc. * (Computers)	8,450	61,432
Cimarex Energy Co. * (Oil & Gas)	6,175	240,824
Cincinnati Bell, Inc. * (Telecommunications)	40,950	174,037
Circor International, Inc. (Metal Fabricate/Hardware)	2,600	64,090
Citizens Banking Corp. (Banks)	7,150	209,923
City Holding Co. (Banks)	2,925	86,390
CKE Restaurants, Inc. * (Retail)	8,775	139,084
Clarcor, Inc. (Miscellaneous Manufacturing)	2,275	118,209
CLECO Corp. (Electric)	7,475	159,218
CMGI, Inc. * (Internet)	62,725	130,468
CMS Energy Corp. * (Electric)	22,100	288,183
CNET Networks, Inc. * (Internet)	18,525	174,875
Coeur d’Alene Mines Corp. * (Mining)	35,750	131,203
Cognex Corp. (Machinery-Diversified)	6,500	161,720
Coherent, Inc. * (Electronics)	4,875	164,580
Cohu, Inc. (Semiconductors)	3,575	57,021
Commerce Group, Inc. (Insurance)	3,575	221,578
Commercial Federal Corp. (Savings & Loans)	4,550	125,808
Commercial Metals Co. (Metal Fabricate/Hardware)	8,450	286,370
Commercial NET Lease Realty (Real Estate Investment Trust)	7,800	143,910
Commscope, Inc. * (Telecommunications)	3,575	53,482
Community Bank System, Inc. (Banks)	4,225	96,795
Community Banks, Inc. (Banks)	1,625	40,609
Community Trust Bancorp, Inc. (Banks)	1,950	56,180
Compass Minerals International, Inc. (Mining)	2,600	66,170
CompuCredit Corp. * (Diversified Financial Services)	3,250	86,515
Comstock Resources, Inc. * (Oil & Gas)	3,900	112,086
Conceptus, Inc. * (Healthcare-Products)	4,225	32,955
Concur Technologies, Inc. * (Software)	4,225	34,307
CONMED Corp. * (Healthcare-Products)	4,875	146,835
Consolidated Graphics, Inc. * (Commercial Services)	1,950	102,570
Continental Airlines, Inc. - Class B * (Airlines)	9,100	109,564
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	7,800	143,208

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cornerstone Realty Income Trust, Inc. (Real Estate Investment Trust)	8,450	83,824
Corporate Office Properties Trust (Real Estate Investment Trust)	4,875	129,090
Correctional Properties Trust (Real Estate Investment Trust)	1,950	49,238
Corrections Corp. of America * (Commercial Services)	5,200	200,719
Corus Bankshares, Inc. (Banks)	2,600	123,994
CoStar Group, Inc. * (Commercial Services)	2,600	95,810
Cousins Properties, Inc. (Real Estate Investment Trust)	3,900	100,893
Coventry Health Care, Inc. * (Healthcare-Services)	2,032	138,460
Cray, Inc. * (Computers)	14,300	36,465
Credence Systems Corp. * (Semiconductors)	13,650	107,972
Crompton Corp. (Chemicals)	19,175	279,954
Cross Country Healthcare, Inc. * (Commercial Services)	3,900	65,364
Crown Holdings, Inc. * (Packaging & Containers)	17,875	278,135
CSK Auto Corp. * (Retail)	6,825	120,461
CTI Molecular Imaging, Inc. * (Healthcare-Products)	5,200	105,404
Cubic Corp. (Electronics)	2,600	49,244
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	6,825	72,482
Cuno, Inc. * (Miscellaneous Manufacturing)	2,925	150,316
Curtiss-Wright Corp. (Aerospace/Defense)	3,250	185,250
CV Therapeutics, Inc. * (Pharmaceuticals)	5,200	105,872
CVB Financial Corp. (Banks)	7,475	135,597
Datascope Corp. (Healthcare - Products)	1,950	59,631
Decode Genetics, Inc. * (Biotechnology)	8,125	46,313
Delphi Financial Group, Inc. - Class A (Insurance)	1,625	69,875
Delta Air Lines, Inc. * (Airlines)	17,875	72,394
Deltic Timber Corp. (Forest Products & Paper)	1,625	63,538
Denbury Resources, Inc. * (Oil & Gas)	4,550	160,297
Dendrite International, Inc. * (Software)	6,175	86,697
DHB Industries, Inc. * (Apparel)	3,250	28,600
Diagnostic Products Corp. (Healthcare-Products)	3,250	156,975
Dick’s Sporting Goods, Inc. * (Retail)	4,875	179,058
Digital River, Inc. * (Internet)	4,875	151,904
Digital Theater Systems, Inc. * (Home Furnishings)	2,925	52,972
Digitas, Inc. * (Internet)	9,100	91,910
Dime Community Bancshares, Inc. (Savings & Loans)	5,200	79,040
Dionex Corp. * (Electronics)	3,250	177,125
Direct General Corp. (Insurance)	2,600	53,404
Discovery Laboratories, Inc. * (Pharmaceuticals)	7,800	43,914
Ditech Communications Corp. * (Telecommunications)	4,875	60,791
DJ Orthopedics, Inc. * (Healthcare - Products)	2,925	73,271
Dobson Communications Corp. * (Telecommunications)	18,200	36,764
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	3,575	117,189
Downey Financial Corp. (Savings & Loans)	2,275	139,980
Drew Industries, Inc. * (Building Materials)	1,300	48,945
DRS Technologies, Inc. * (Aerospace/Defense)	2,600	110,500
Dyax Corp. * (Pharmaceuticals)	4,225	13,605
Dycom Industries, Inc. * (Engineering & Construction)	5,200	119,548
Eagle Materials - Class A (Building Materials)	2,600	210,444
EarthLink, Inc. * (Internet)	22,425	201,824
Eastgroup Properties, Inc. (Real Estate Investment Trust)	2,925	110,273
Eclipsys Corp. * (Software)	6,175	95,589
EDO Corp. (Aerospace/Defense)	2,600	78,130
eFunds Corp. * (Software)	7,475	166,842
El Paso Electric Co. * (Electric)	7,475	142,025
Electro Scientific Industries, Inc. * (Electronics)	4,550	88,225
ElkCorp (Building Materials)	3,250	124,995
Emmis Communications Corp. * (Media)	7,150	137,423
Empire District Electric Co. (Electric)	3,900	90,714

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Emulex Corp. * (Semiconductors)	11,700	220,427
Encore Acquisition Co. * (Oil & Gas)	3,575	147,648
Encysive Pharmaceuticals, Inc. * (Biotechnology)	8,775	89,681
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	3,575	98,313
Enterasys Networks, Inc. * (Telecommunications)	35,100	49,140
Entertainment Properties Trust (Real Estate Investment Trust)	3,250	134,648
Entravision Communications Corp. * (Media)	8,125	72,069
Entrust Technologies, Inc. * (Internet)	10,725	40,219
Enzo Biochem, Inc. * (Biotechnology)	3,900	56,238
Epicor Software Corp. * (Software)	6,500	85,150
Equity Inns, Inc. (Real Estate Investment Trust)	7,475	82,449
Equity Lifestyle Properties, Inc. (Real Estate Investment Trust)	2,600	91,650
Equity One, Inc. (Real Estate Investment Trust)	4,875	100,376
eResearch Technology, Inc. * (Internet)	5,200	61,256
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	2,275	182,796
ESS Technology, Inc. * (Semiconductors)	5,525	29,117
Essex Property Trust, Inc. (Real Estate Investment Trust)	1,625	112,028
Esterline Technologies Corp. * (Aerospace/Defense)	3,575	123,516
Ethan Allen Interiors, Inc. (Home Furnishings)	1,625	52,000
Excel Technology, Inc. * (Electronics)	1,950	47,931
Exelixis, Inc. * (Biotechnology)	10,400	70,512
Exide Technologies * (Auto Parts & Equipment)	3,900	50,310
ExpressJet Holdings, Inc. * (Airlines)	6,175	70,457
F.N.B. Corp. (Banks)	4,550	87,133
FBL Financial Group, Inc. - Class A (Insurance)	1,950	54,600
FelCor Lodging Trust, Inc. * (Real Estate Investment Trust)	8,125	100,994
Ferro Corp. (Chemicals)	4,550	85,631
Fidelity Bankshares, Inc. (Savings & Loans)	3,250	74,685
Filenet Corp. * (Software)	5,850	133,263
Financial Federal Corp. (Diversified Financial Services)	2,275	80,467
Finisar Corp. * (Telecommunications)	27,625	34,531
Finish Line, Inc. - Class A (Retail)	6,500	150,475
First BanCorp (Banks)	5,200	219,699
First Charter Corp. (Banks)	4,875	110,126
First Citizens BancShares, Inc. - Class A (Banks)	975	142,721
First Commonwealth Financial Corp. (Banks)	11,700	160,290
First Community Bancorp - Class A (Banks)	2,275	100,783
First Community Bancshares, Inc. (Banks)	1,625	45,614
First Financial Bancorp (Banks)	5,850	106,763
First Financial Bankshares, Inc. (Banks)	2,275	101,533
First Financial Corp. (Banks)	2,275	67,226
First Financial Holdings, Inc. (Savings & Loans)	1,950	54,171
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	4,225	71,318
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	4,225	159,832
First Merchants Corp. (Banks)	3,250	84,175
First Republic Bank (Banks)	3,392	109,799
FirstFed Financial Corp. * (Savings & Loans)	2,275	116,048
Fisher Communications, Inc. * (Media)	975	50,417
Florida East Coast Industries, Inc. (Transportation)	3,575	151,866
Flowers Foods, Inc. (Food)	5,200	146,692
Flushing Financial Corp. (Savings & Loans)	2,925	53,235
Forest Oil Corp. * (Oil & Gas)	4,225	171,113
Formfactor, Inc. * (Semiconductors)	4,550	103,012
Franklin Electric Co., Inc. (Hand/Machine Tools)	2,600	98,098
Fred’s, Inc. (Retail)	6,500	111,605
Frontier Financial Corp. (Banks)	2,600	98,540
FTI Consulting, Inc. * (Commercial Services)	6,175	127,452
Fuller (H.B.) Co. (Chemicals)	4,225	122,525
Furniture Brands International, Inc. (Home Furnishings)	3,250	70,883

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
G & K Services, Inc. (Textiles)	2,925	117,848
Gables Residential Trust (Real Estate Investment Trust)	1,625	54,113
Gardner Denver, Inc. * (Machinery-Diversified)	2,925	115,567
Gartner Group, Inc. * (Commercial Services)	7,475	71,536
Gateway, Inc. * (Computers)	37,050	149,312
GATX Corp. (Trucking & Leasing)	3,575	118,654
Gaylord Entertainment Co. * (Lodging)	3,900	157,560
GenCorp, Inc. (Aerospace/Defense)	5,850	117,000
General Cable Corp. * (Electrical Components & Equipment)	6,500	78,455
General Communication, Inc. - Class A * (Telecommunications)	7,475	68,247
Genesee & Wyoming, Inc. - Class A * (Transportation)	2,600	67,366
Genesis Healthcare Corp. * (Healthcare-Services)	3,250	139,393
Gentiva Health Services, Inc. * (Healthcare-Services)	4,225	68,361
Geron Corp. * (Biotechnology)	7,475	45,672
Getty Realty Corp. (Real Estate Investment Trust)	2,925	74,734
Gibraltar Industries, Inc. (Iron/Steel)	3,900	85,566
Glacier Bancorp, Inc. (Banks)	4,225	128,863
Glatfelter (Forest Products & Paper)	4,875	71,906
Glimcher Realty Trust (Real Estate Investment Trust)	5,525	130,943
Global Industries, Ltd. * (Oil & Gas Services)	13,650	128,310
Global Power Equipment Group, Inc. * (Machinery-Diversified)	5,525	52,930
Golden Telecom, Inc. (Telecommunications)	2,275	58,240
Granite Construction, Inc. (Engineering & Construction)	2,600	68,302
Graphic Packaging Corp. * (Packaging & Containers)	11,050	48,731
Gray Television, Inc. (Media)	7,475	108,163
Greif Brothers Corp. - Class A (Packaging & Containers)	2,275	158,522
Grey Wolf, Inc. * (Oil & Gas)	31,200	205,296
Group 1 Automotive, Inc. * (Retail)	2,600	68,380
Guitar Center, Inc. * (Retail)	3,575	196,016
Gymboree Corp. * (Apparel)	5,200	65,208
Hancock Holding Co. (Banks)	4,550	147,875
Handelman Co. (Distribution/Wholesale)	3,900	73,944
Hanover Compressor Co. * (Oil & Gas Services)	7,800	94,146
Harbor Florida Bancshares, Inc. (Savings & Loans)	3,575	121,908
Harland (John H.) Co. (Household Products/Wares)	4,225	145,171
Harleysville National Corp. (Banks)	4,225	89,781
Harris Interactive, Inc. * (Internet)	8,125	37,456
Harvest Natural Resources, Inc. * (Oil & Gas)	5,850	69,557
Haverty Furniture Cos., Inc. (Retail)	3,250	49,563
Hayes Lemmerz International, Inc. * (Auto Parts & Equipment)	6,175	32,110
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	4,550	165,802
Heartland Express, Inc. (Transportation)	7,800	149,370
Hecla Mining Co. * (Mining)	19,825	108,641
HEICO Corp. (Aerospace/Defense)	3,250	65,325
Helmerich & Payne, Inc. (Oil & Gas)	5,200	206,388
Hibbett Sporting Goods, Inc. * (Retail)	3,900	117,156
Highland Hospitality Corp. (Real Estate Investment Trust)	5,850	60,548
Highwoods Properties, Inc. (Real Estate Investment Trust)	8,125	217,912
Hollinger International, Inc. (Media)	7,475	81,478
Holly Corp. (Oil & Gas)	3,250	121,128
Hologic, Inc. * (Healthcare-Products)	3,250	103,594
Home Properties Of New York, Inc. (Real Estate Investment Trust)	2,600	100,880
HomeStore, Inc. * (Internet)	15,925	35,354
Hooper Holmes, Inc. (Commercial Services)	9,425	36,004
Horace Mann Educators Corp. (Insurance)	6,175	109,545
Hot Topic, Inc. * (Retail)	8,125	177,530
Human Genome Sciences, Inc. * (Biotechnology)	19,175	176,793
Hydril Co. * (Oil & Gas Services)	2,600	151,866

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Hypercom Corp. * (Telecommunications)	8,450	39,969
IBERIABANK Corp. (Banks)	975	54,854
Identix, Inc. * (Electronics)	14,625	73,856
IDEX Corp. (Machinery-Diversified)	6,175	249,160
IDX Systems Corp. * (Software)	3,575	124,160
IHOP Corp. (Retail)	3,575	170,455
II-VI, Inc. * (Electronics)	3,900	68,016
Imation Corp. (Computers)	5,200	180,699
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	5,850	112,203
Impax Laboratories, Inc. * (Pharmaceuticals)	8,125	130,000
Incyte Genomics, Inc. * (Biotechnology)	10,075	68,812
Independent Bank Corp. - Massachusetts (Banks)	2,600	75,400
Independent Bank Corp. - Michigan (Banks)	2,925	84,152
Infinity Property & Casualty Corp. (Insurance)	3,575	111,755
InFocus Corp. * (Computers)	6,500	37,310
Informatica Corp. * (Software)	14,300	118,261
infoUSA, Inc. (Software)	5,200	54,652
InnKeepers U.S.A Trust (Real Estate Investment Trust)	5,525	71,328
Insight Communications Co., Inc. * (Media)	7,475	88,579
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	4,550	66,021
Integra Bank Corp. (Banks)	2,600	57,564
Integrated Device Technology, Inc. * (Semiconductors)	9,750	117,293
Integrated Silicon Solution, Inc. * (Semiconductors)	5,850	39,195
Interactive Data Corp. * (Commercial Services)	6,175	128,131
Interdigital Communications Corp. * (Telecommunications)	8,775	134,432
Interface, Inc. - Class A * (Office Furnishings)	7,475	50,980
Internet Capital Group, Inc. * (Internet)	6,500	45,630
Internet Security Systems, Inc. * (Internet)	6,175	113,003
InterVoice-Brite, Inc. * (Computers)	5,850	65,696
Interwoven, Inc. * (Internet)	6,825	53,167
Intrado, Inc. * (Telecommunications)	2,925	35,978
Intuitive Surgical, Inc. * (Healthcare-Products)	5,525	251,221
Invacare Corp. (Healthcare - Products)	3,900	174,057
Inverness Medical Innovation, Inc. * (Healthcare-Products)	2,275	53,463
Investors Real Estate Trust (Real Estate Investment Trust)	6,825	63,677
Iomega Corp. * (Computers)	8,450	36,251
Ipass, Inc. * (Internet)	7,475	45,747
Ipayment, Inc. * (Commercial Services)	1,625	68,575
Irwin Financial Corp. (Banks)	2,925	67,334
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	8,775	33,959
Jack in the Box, Inc. * (Retail)	2,925	108,518
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	12,675	123,708
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	4,225	90,711
Jarden Corp. * (Household Products/Wares)	3,900	178,932
JLG Industries, Inc. (Machinery-Construction & Mining)	6,500	140,075
Jo-Ann Stores, Inc. * (Retail)	3,250	91,293
Jones Lang LaSalle, Inc. * (Real Estate)	4,550	212,258
Journal Register Co. * (Media)	6,500	108,550
Joy Global, Inc. (Machinery-Construction & Mining)	12,170	426,680
K-V Pharmaceutical Co. * (Pharmaceuticals)	5,850	135,719
K2, Inc. * (Leisure Time)	5,200	71,500
Kadant, Inc. * (Machinery-Diversified)	2,275	42,201
Kansas City Southern Industries, Inc. * (Transportation)	6,500	125,190
Kaydon Corp. (Metal Fabricate/Hardware)	4,225	132,665
KCS Energy, Inc. * (Oil & Gas)	8,125	124,800
Keane, Inc. * (Software)	7,475	97,399
Kellwood Co. (Apparel)	3,250	93,568
Kelly Services, Inc. - Class A (Commercial Services)	2,925	84,211
Kennametal, Inc. (Hand/Machine Tools)	5,525	262,382

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Kensey Nash Corp. * (Healthcare-Products)	1,625	44,005
Key Energy Group * (Oil & Gas Services)	13,000	149,110
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	2,600	60,216
KFx, Inc. * (Energy - Alternate Sources)	7,150	95,810
Kilroy Realty Corp. (Real Estate Investment Trust)	1,950	79,775
Kimball International, Inc. - Class B (Home Furnishings)	3,575	51,838
Kindred Healthcare, Inc. * (Healthcare-Services)	4,550	159,705
Kirby Corp. * (Transportation)	3,575	150,257
Knight Trading Group, Inc. * (Diversified Financial Services)	19,175	184,847
Knight Transportation, Inc. (Transportation)	6,175	152,337
Kopin Corp. * (Semiconductors)	11,700	35,919
Korn/Ferry International * (Commercial Services)	5,200	98,956
Kramont Realty Trust (Real Estate Investment Trust)	3,900	91,260
Kronos, Inc. * (Computers)	4,225	215,939
La Quinta Corp. * (Lodging)	31,200	265,200
La-Z-Boy, Inc. (Home Furnishings)	7,800	108,653
LabOne, Inc. * (Healthcare-Services)	2,925	100,854
Labor Ready, Inc. * (Commercial Services)	5,850	109,103
Laclede Group, Inc. (Gas)	3,575	104,390
Laidlaw International * (Transportation)	14,625	304,200
Lancaster Colony Corp. (Miscellaneous Manufacturing)	4,550	193,603
Lance, Inc. (Food)	4,225	67,896
Landauer, Inc. (Commercial Services)	1,625	77,253
Landstar System, Inc. * (Transportation)	9,750	319,312
Lasalle Hotel Properties (Real Estate Investment Trust)	4,550	132,178
Lattice Semiconductor Corp. * (Semiconductors)	18,850	101,225
Lawson Software, Inc. * (Software)	9,100	53,690
Lennox International, Inc. (Building Materials)	6,825	149,604
Levitt Corp. - Class A (Home Builders)	2,600	66,664
Lexicon Genetics, Inc. * (Biotechnology)	10,400	53,144
Libbey, Inc. (Housewares)	2,275	47,775
Lifecell Corp. * (Biotechnology)	4,875	43,388
Ligand Pharmaceuticals, Inc. - Class B * (Pharmaceuticals)	11,700	67,041
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	5,525	166,192
Lindsay Manufacturing Co. (Machinery-Diversified)	1,950	37,206
Linens ‘n Things, Inc. * (Retail)	3,900	96,837
Lionbridge Technologies, Inc. * (Internet)	7,800	44,382
Lithia Motors, Inc. - Class A (Retail)	2,275	58,263
Littelfuse, Inc. * (Electrical Components & Equipment)	3,575	102,424
LKQ Corp. * (Distribution/Wholesale)	2,275	45,659
Longview Fibre Co. (Forest Products & Paper)	8,450	158,521
Luminex Corp. * (Healthcare-Products)	4,550	34,262
M/I Schottenstein Homes, Inc. (Home Builders)	1,625	79,511
Macdermid, Inc. (Chemicals)	4,550	147,875
Macrovision Corp. * (Entertainment)	7,150	162,948
Magellan Health Services, Inc. * (Healthcare-Services)	4,550	154,928
Magnum Hunter Resources, Inc. * (Oil & Gas)	10,400	167,544
Maguire Properties, Inc. (Real Estate Investment Trust)	4,875	116,415
Manitowoc Co. (Machinery-Diversified)	3,900	157,521
ManTech International Corp. - Class A * (Software)	2,925	67,480
Marcus Corp. (Lodging)	3,250	66,625
MarineMax, Inc. * (Retail)	1,950	60,801
MatrixOne, Inc. * (Internet)	8,125	38,756
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	5,525	180,999
Mattson Technology, Inc. * (Semiconductors)	6,500	51,610
Maverick Tube Corp. * (Oil & Gas Services)	2,275	73,960
Maximus, Inc. (Commercial Services)	2,925	97,958
MB Financial, Inc. (Banks)	2,925	112,028

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
McDATA Corp. - Class A * (Computers)	19,500	73,515
McGrath Rentcorp (Commercial Services)	3,250	75,985
Medarex, Inc. * (Pharmaceuticals)	13,325	95,007
Mentor Corp. (Healthcare-Products)	6,825	219,083
Mercury Computer Systems, Inc. * (Computers)	3,575	98,599
MeriStar Hospitality Corp. * (Real Estate Investment Trust)	14,625	102,375
Metal Management, Inc. (Environmental Control)	2,925	75,114
Metals USA, Inc. * (Metal Fabricate/Hardware)	3,250	63,668
Methode Electronics, Inc. - Class A (Electronics)	5,850	70,844
MFA Mortgage Investments, Inc. (Real Estate Investment Trust)	11,375	86,564
MGE Energy, Inc. (Electric)	3,250	107,738
Micromuse, Inc. * (Software)	13,000	58,890
Micros Systems, Inc. * (Computers)	5,200	190,891
Mid-State Bancshares (Banks)	3,900	103,740
Mindspeed Technologies, Inc. * (Semiconductors)	16,575	36,962
Mine Safety Appliances Co. (Environmental Control)	3,575	138,495
Modine Manufacturing Co. (Auto Parts & Equipment)	3,900	114,387
Molina Healthcare, Inc. * (Healthcare-Services)	1,625	74,896
Monaco Coach Corp. (Home Builders)	3,900	62,985
Moog, Inc. - Class A * (Aerospace/Defense)	4,225	190,970
MPS Group, Inc. * (Commercial Services)	16,250	170,787
MTS Systems Corp. (Computers)	3,575	103,782
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,900	109,785
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,575	50,443
Mykrolis Corp. * (Semiconductors)	6,825	97,598
Nabi Biopharmaceuticals * (Pharmaceuticals)	9,750	121,680
Nara Bancorp, Inc. (Banks)	2,925	41,096
National Financial Partners (Diversified Financial Services)	5,525	219,895
National Health Investors, Inc. (Real Estate Investment Trust)	3,900	101,322
National Penn Bancshares, Inc. (Banks)	4,875	119,779
National Western Life Insurance Co. - Class A * (Insurance)	325	55,556
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	10,400	210,183
Navigant Consulting Co. * (Commercial Services)	7,475	203,543
NBT Bancorp, Inc. (Banks)	5,525	123,815
NCI Building Systems, Inc * (Building Materials)	2,925	112,905
NCO Group, Inc. * (Commercial Services)	4,550	88,953
NDCHealth Corp. (Software)	2,600	41,548
Newcastle Investment Corp. (Real Estate Investment Trust)	4,875	144,300
Newpark Resources, Inc. * (Oil & Gas Services)	13,975	82,313
NMS Communications Corp. * (Telecommunications)	7,800	33,462
North Pittsburgh Systems, Inc. (Telecommunications)	2,600	51,389
Northwest Airlines Corp. - Class A * (Airlines)	11,375	76,099
Northwest Bancorp, Inc. (Savings & Loans)	3,250	69,583
Northwest Natural Gas Co. (Gas)	4,550	164,573
NS Group, Inc. * (Metal Fabricate/Hardware)	2,925	91,874
Nu Skin Enterprises, Inc. (Retail)	8,125	182,893
Nuvelo, Inc. * (Pharmaceuticals)	4,875	31,688
Oceaneering International, Inc. * (Oil & Gas Services)	4,225	158,438
Octel Corp. (Chemicals)	1,950	36,134
Ocwen Financial Corp. * (Savings & Loans)	6,500	52,455
Odyssey Healthcare, Inc. * (Healthcare-Services)	6,175	72,618
Offshore Logistics, Inc. * (Transportation)	3,250	108,290
Ohio Casualty Corp. * (Insurance)	10,075	231,523
Oil States International, Inc. * (Oil & Gas Services)	4,875	100,181
Old Dominion Freight Line, Inc. * (Transportation)	2,600	80,990
Old National Bancorp (Banks)	9,425	191,327
Old Second Bancorp, Inc. (Banks)	1,950	58,841
OM Group, Inc. * (Chemicals)	3,575	108,752

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
OMEGA Healthcare Investors, Inc. (Real Estate Investment Trust)	7,800	85,644
ON Semiconductor Corp. * (Semiconductors)	20,150	79,593
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,225	132,454
Open Solutions, Inc. * (Software)	1,950	38,669
Opsware, Inc. * (Internet)	8,450	43,602
OraSure Technologies, Inc. * (Healthcare-Products)	6,500	47,840
Orbital Sciences Corp. * (Aerospace/Defense)	7,150	69,212
Oriental Financial Group, Inc. (Banks)	2,925	68,504
OrthoLogic Corp. * (Healthcare - Products)	5,850	29,601
Oscient Pharmaceuticals Corp. * (Biotechnology)	10,075	23,576
Otter Tail Power Co. (Electric)	4,225	105,794
Overseas Shipholding Group, Inc. (Transportation)	1,625	102,229
Overstock.com, Inc. * (Internet)	1,950	83,831
Owens & Minor, Inc. (Distribution/Wholesale)	6,175	167,651
Oxford Industries, Inc. (Apparel)	2,275	83,242
P.F. Chang’s China Bistro, Inc. * (Retail)	2,600	155,480
Pacific Capital Bancorp (Banks)	7,475	222,605
Packeteer, Inc. * (Software)	5,525	85,030
PalmOne, Inc. * (Computers)	4,225	107,231
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,300	43,472
Parametric Technology Corp. * (Software)	44,525	248,894
PAREXEL International Corp. * (Commercial Services)	4,225	99,288
Park National Corp. (Banks)	1,950	219,374
Parker Drilling Co. * (Oil & Gas)	15,600	89,700
Paxar Corp. * (Electronics)	5,850	124,839
Payless ShoeSource, Inc. * (Retail)	10,075	159,083
Pediatrix Medical Group, Inc. * (Healthcare-Services)	3,250	222,917
Peet’s Coffee & Tea, Inc. * (Beverages)	1,950	48,068
Penn Virginia Corp. (Oil & Gas)	2,925	134,258
Pennsylvania REIT (Real Estate Investment Trust)	4,550	183,455
Pep Boys-Manny, Moe & Jack (Retail)	3,900	68,562
Per-Se Technologies, Inc. * (Software)	3,900	59,865
Perot Systems Corp. - Class A * (Computers)	12,675	170,352
Perrigo Co. (Pharmaceuticals)	10,075	192,935
PFF Bancorp, Inc. (Savings & Loans)	2,417	66,709
Pharmos Corp. * (Pharmaceuticals)	14,625	9,214
Philadelphia Consolidated Holding Corp. * (Insurance)	2,925	226,774
Pinnacle Entertainment, Inc. * (Entertainment)	5,850	97,695
Pixelworks, Inc. * (Semiconductors)	6,825	55,624
Plains Exploration & Production Co. * (Oil & Gas)	9,750	340,274
Plug Power, Inc. * (Energy-Alternate Sources)	8,125	53,625
PNM Resources, Inc. (Electric)	7,800	208,104
PolyOne Corp. * (Chemicals)	15,275	135,642
Post Properties, Inc. (Real Estate Investment Trust)	6,500	201,759
Powerwave Technologies, Inc. * (Telecommunications)	10,725	83,012
Prentiss Properties Trust (Real Estate Investment Trust)	4,875	166,530
Presidential Life Corp. (Insurance)	3,575	58,201
Price Communications Corp. * (Telecommunications)	5,850	102,375
PRIMEDIA, Inc. * (Media)	22,100	96,135
Primus Telecommunications Group, Inc. * (Telecommunications)	12,350	19,390
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	4,875	105,446
PrivateBancorp, Inc. (Banks)	2,600	81,666
ProAssurance Corp. * (Insurance)	4,225	166,888
ProQuest Co. * (Internet)	3,900	140,985
Prosperity Bancshares, Inc. (Banks)	2,600	68,874
Provident Bankshares Corp. (Banks)	5,525	182,104
Provident Financial Services, Inc. (Savings & Loans)	9,100	155,609
Province Healthcare Co. * (Healthcare-Services)	7,475	180,073
PS Business Parks, Inc. (Real Estate Investment Trust)	1,950	78,585

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
PSS World Medical, Inc. * (Healthcare-Products)	11,375	129,334
Pulitzer, Inc. (Media)	1,300	82,849
Quanta Services, Inc. * (Commercial Services)	12,025	91,751
Quantum Corp. * (Computers)	29,900	87,009
R & G Financial Corp. - Class B (Banks)	4,225	131,693
RailAmerica, Inc. * (Transportation)	5,850	73,008
RAIT Investment Trust (Real Estate Investment Trust)	3,250	87,165
Ralcorp Holdings, Inc. (Food)	4,225	200,053
Range Resources Corp. (Oil & Gas)	11,375	265,719
RARE Hospitality International, Inc. * (Retail)	5,525	170,611
RC2 Corp. * (Toys/Games/Hobbies)	2,275	77,350
Reader’s Digest Association, Inc. (Media)	11,375	196,901
RealNetworks, Inc. * (Internet)	18,525	107,075
Realty Income Corp. (Real Estate Investment Trust)	8,450	193,335
Red Robin Gourmet Burgers, Inc. * (Retail)	1,950	99,275
Regal-Beloit Corp. (Hand/Machine Tools)	4,225	121,638
Reliance Steel & Aluminum Co. (Iron/Steel)	2,925	117,029
Revlon, Inc. - Class A * (Cosmetics/Personal Care)	24,375	70,200
RF Micro Devices, Inc. * (Telecommunications)	28,600	149,291
RLI Corp. (Insurance)	3,250	134,713
Rock-Tenn Co. (Forest Products & Paper)	4,875	64,838
Rogers Corp. * (Electronics)	2,600	104,000
RTI International Metals, Inc. * (Mining)	3,575	83,655
Ruddick Corp. (Food)	5,525	127,904
Russell Corp. (Apparel)	4,875	88,140
Ryan’s Restaurant Group, Inc. * (Retail)	7,150	103,890
Ryerson Tull, Inc. (Iron/Steel)	3,900	49,413
S & T Bancorp, Inc. (Banks)	3,900	138,060
S1 Corp. * (Internet)	11,700	81,198
Safeguard Scientifics, Inc. * (Software)	19,825	28,152
SafeNet, Inc. * (Telecommunications)	3,900	114,309
Saga Communications, Inc. * (Media)	2,600	41,860
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	5,850	96,467
Sandy Spring Bancorp, Inc. (Banks)	2,275	73,528
Sapient Corp. * (Internet)	13,000	95,485
Scansoft, Inc. * (Software)	13,325	49,569
ScanSource, Inc. * (Distribution/Wholesale)	1,950	101,069
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,950	65,423
SCP Pool Corp. (Distribution/Wholesale)	8,775	279,571
SEACOR SMIT, Inc. * (Oil & Gas Services)	2,600	165,750
Secure Computing Corp. * (Internet)	5,850	50,135
Select Comfort Corp. * (Retail)	5,525	112,931
Sensient Technologies Corp. (Chemicals)	7,150	154,154
Sequa Corp. - Class A * (Aerospace/Defense)	975	50,554
SERENA Software, Inc. * (Software)	4,225	100,386
Shaw Group, Inc. * (Engineering & Construction)	9,100	198,379
Shopko Stores, Inc. * (Retail)	4,875	108,323
Sierra Pacific Resources * (Electric)	17,550	188,663
Silgan Holdings, Inc. (Packaging & Containers)	1,950	126,711
Silicon Graphics, Inc. * (Computers)	43,550	51,825
Silicon Image, Inc. * (Semiconductors)	12,350	124,241
Silicon Storage Technology, Inc. * (Computers)	13,000	48,360
Siliconix, Inc. * (Semiconductors)	975	34,398
Simmons First National Corp. - Class A (Banks)	2,600	64,532
Simpson Manufacturing Co., Inc. (Building Materials)	5,850	180,765
Sinclair Broadcast Group, Inc. - Class A (Media)	7,475	60,024
Six Flags, Inc. * (Entertainment)	14,300	58,916
SkyWest, Inc. (Airlines)	9,750	181,252
Skyworks Solutions, Inc. * (Semiconductors)	21,775	138,270

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Sonic Automotive, Inc. (Retail)	3,900	88,569
Sonic Solutions * (Electronics)	2,925	44,021
SonoSite, Inc. * (Healthcare-Products)	2,600	67,548
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	6,175	104,728
Southern Union Co. * (Gas)	5,850	146,894
Southwest Gas Corp. (Gas)	5,200	125,632
Southwestern Energy Co. * (Oil & Gas)	5,200	295,151
Spartech Corp. (Chemicals)	4,225	83,866
Speedway Motorsports, Inc. (Entertainment)	2,600	92,820
Spherion Corp. * (Commercial Services)	10,075	75,462
SRA International, Inc. - Class A * (Computers)	1,625	97,906
St. Mary Land & Exploration Co. (Oil & Gas)	4,225	211,461
Standard Microsystems Corp. * (Semiconductors)	2,925	50,778
Standex International Corp. (Miscellaneous Manufacturing)	1,950	53,235
StarTek, Inc. (Commercial Services)	1,950	32,760
State Auto Financial Corp. (Insurance)	2,275	60,561
STERIS Corp. * (Healthcare-Products)	7,475	188,744
Sterling Bancorp (Banks)	2,600	63,102
Sterling Bancshares, Inc. (Banks)	7,475	106,145
Sterling Financial Corp. - Pennsylvania (Banks)	3,575	93,022
Sterling Financial Corp. - Spokane * (Savings & Loans)	3,900	139,229
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	4,875	111,589
Stewart Enterprises, Inc. - Class A * (Commercial Services)	17,875	109,931
Strayer Education, Inc. (Commercial Services)	2,275	257,802
Suffolk Bancorp (Banks)	1,950	64,409
Superior Energy Services, Inc. * (Oil & Gas Services)	9,100	156,520
SureWest Communications (Telecommunications)	2,275	52,462
Susquehanna Bancshares, Inc. (Banks)	7,800	190,163
Swift Energy Co. * (Oil & Gas)	3,900	110,916
Sybron Dental Special, Inc. * (Healthcare-Products)	6,500	233,349
Sycamore Networks, Inc. * (Telecommunications)	28,925	102,973
Symmetricom, Inc. * (Telecommunications)	7,475	82,898
Take-Two Interactive Software, Inc. * (Software)	4,875	190,612
TALX Corp. (Computers)	3,395	61,653
Taubman Centers, Inc. (Real Estate Investment Trust)	7,150	198,340
Techne Corp. * (Healthcare-Products)	5,850	235,052
Technitrol, Inc. * (Electronics)	6,175	92,131
Tecumseh Products Co. (Machinery-Diversified)	2,600	102,986
Teledyne Technologies, Inc. * (Aerospace/Defense)	5,525	172,933
TeleTech Holdings, Inc. * (Commercial Services)	6,175	79,781
Telik, Inc. * (Biotechnology)	6,500	98,020
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	6,825	85,040
Terex Corp. * (Machinery – Construction & Mining)	4,550	197,015
Tesoro Petroleum Corp. * (Oil & Gas)	6,500	240,629
Tessera Technologies, Inc. * (Semiconductors)	3,900	168,596
TETRA Technologies, Inc. * (Oil & Gas Services)	3,575	101,673
Texas Industries, Inc. (Building Materials)	2,925	157,219
The Cato Corp. - Class A (Retail)	3,250	104,813
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	23,400	312,389
The Medicines Co. * (Pharmaceuticals)	7,475	169,383
The Men’s Wearhouse, Inc. * (Retail)	1,950	82,310
The Phoenix Companies, Inc. (Insurance)	14,625	186,908
The Steak n Shake Co. * (Retail)	3,900	75,465
The Stride Rite Corp. (Apparel)	6,500	86,450
Thomas Industries, Inc. (Machinery-Diversified)	2,275	90,181
Thor Industries, Inc. (Home Builders)	3,250	97,208
THQ, Inc. * (Software)	4,875	137,183
Tierone Corp. (Savings & Loans)	3,250	76,375

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Titan Corp. * (Aerospace/Defense)	13,325	241,982
Toro Co. (Housewares)	1,300	115,050
Town & Country Trust (Real Estate Investment Trust)	2,925	77,366
Trammell Crow Co. * (Real Estate)	5,525	113,649
Transaction Systems Architect, Inc. * (Software)	6,175	142,951
Transkaryotic Therapies, Inc * (Biotechnology)	4,875	121,704
Transmeta Corp. * (Semiconductors)	24,700	22,971
Tredegar Corp. (Miscellaneous Manufacturing)	4,550	76,713
Triad Guaranty, Inc. * (Insurance)	1,625	85,491
Triarc Companies, Inc. (Retail)	5,850	80,906
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,925	82,397
TriQuint Semiconductor, Inc. * (Semiconductors)	22,750	76,895
Triumph Group, Inc. * (Aerospace/Defense)	2,600	101,244
TrustCo Bank Corp. NY (Banks)	12,350	141,902
Trustmark Corp. (Banks)	7,800	226,199
TTM Technologies, Inc. * (Electronics)	6,825	71,390
Tyler Technologies, Inc. * (Computers)	6,175	46,992
UbiquiTel, Inc. * (Telecommunications)	11,700	78,390
UICI (Insurance)	5,525	133,981
UIL Holdings Corp. (Electric)	1,625	82,306
UMB Financial Corp. (Banks)	2,600	147,992
Unit Corp. * (Oil & Gas)	3,575	161,483
United Auto Group, Inc. (Retail)	2,600	72,358
United Community Banks, Inc. (Banks)	4,875	115,684
United Community Financial Corp. (Savings & Loans)	4,550	50,460
United Fire & Casualty Co. (Insurance)	2,600	87,958
United Online, Inc. * (Internet)	8,775	91,874
United Rentals, Inc. * (Commercial Services)	2,925	59,114
United Surgical Partners International, Inc. * (Healthcare-Services)	4,550	208,253
Universal American Financial Corp. * (Insurance)	4,550	78,715
Universal Corp. (Agriculture)	3,900	178,503
Universal Forest Products, Inc. (Building Materials)	2,600	101,010
Universal Health Realty Income Trust (Real Estate Investment Trust)	1,950	55,088
Universal Technical Institute, Inc. * (Commercial Services)	2,275	83,720
Univest Corporation Of Pennsylvania (Banks)	1,300	51,753
Unizan Financial Corp. (Banks)	3,575	92,950
Unova, Inc. * (Machinery-Diversified)	8,125	167,781
URS Corp. * (Engineering & Construction)	2,925	84,094
Urstadt Biddle Properties - Class A (Real Estate Investment Trust)	3,575	54,519
USEC, Inc. (Mining)	12,675	206,348
Vail Resorts, Inc. * (Entertainment)	3,250	82,063
Valeant Pharmaceuticals International (Pharmaceuticals)	7,475	168,336
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,275	50,778
ValueClick, Inc. * (Internet)	13,325	141,377
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	3,900	148,238
Vertex Pharmaceuticals, Inc. * (Biotechnology)	13,000	121,680
Viasys Healthcare, Inc. * (Healthcare-Products)	5,200	99,216
Vicor Corp. (Electrical Components & Equipment)	3,250	33,930
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	7,800	122,928
Vignette Corp. * (Internet)	48,100	63,011
Vintage Petroleum, Inc. (Oil & Gas)	4,875	153,368
Visteon Corp. (Auto Parts & Equipment)	14,950	85,365
VISX, Inc. * (Healthcare-Products)	2,600	60,944
Vitesse Semiconductor Corp. * (Semiconductors)	36,075	96,681
W-H Energy Services, Inc. * (Oil & Gas Services)	4,225	101,104
W.R. Grace & Co. * (Chemicals)	11,050	94,146
Wabtec Corp. (Machinery-Diversified)	5,850	119,867
Walter Industries, Inc. (Holding Companies-Diversified)	3,900	165,945
Washington REIT (Real Estate Investment Trust)	6,500	186,874

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Washington Trust Bancorp, Inc. (Banks)	2,275	62,517
Watsco, Inc. (Distribution/Wholesale)	3,575	150,508
Watson Wyatt & Company Holdings (Commercial Services)	5,525	150,280
Watts Industries, Inc. - Class A (Electronics)	3,575	116,581
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	7,475	105,696
WCI Communities, Inc. * (Home Builders)	2,600	78,208
webMethods, Inc. * (Internet)	7,800	42,744
Weis Markets, Inc. (Food)	1,950	71,897
Werner Enterprises, Inc. (Transportation)	6,825	132,610
Wesbanco, Inc. (Banks)	2,925	80,467
WESCO International, Inc. * (Distribution/Wholesale)	2,925	81,900
West Coast Bancorp (Banks)	2,600	61,880
West Pharmaceutical Services, Inc. (Healthcare-Products)	5,200	124,280
Westamerica Bancorporation (Banks)	3,900	201,902
Wild Oats Markets, Inc. * (Food)	5,200	55,276
Winn-Dixie Stores, Inc. * (Food)	13,902	12,929
Winnebago Industries, Inc. (Home Builders)	3,250	102,700
Wintrust Financial Corp. (Banks)	3,250	153,043
WMS Industries, Inc. * (Leisure Time)	3,250	91,520
Wolverine World Wide, Inc. (Apparel)	9,245	198,120
Woodward Governor Co. (Electronics)	1,625	116,513
World Fuel Services Corp. (Retail)	3,250	102,375
X-Rite, Inc. (Electronics)	3,575	53,768
Yankee Candle Co., Inc. * (Household Products/Wares)	4,875	154,538
Zenith National Insurance Corp. (Insurance)	1,300	67,418
Zoll Medical Corp. * (Healthcare-Products)	1,625	36,611
Zoran Corp. * (Semiconductors)	7,150	74,003
Zymogenetics, Inc. * (Pharmaceuticals)	3,250	49,595

TOTAL COMMON STOCKS (Cost $77,153,820)		85,335,770

	Principal Amount
Repurchase Agreements (22.1%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $25,037,704 (Collateralized by $25,592,000 various Federal National Mortgage Association Securities, 2.96%, 4/13/05-4/27/05, market value $25,537,666)	$25,036,000	25,036,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,036,000)		25,036,000

TOTAL INVESTMENT SECURITIES (Cost $102,189,820) - 97.4%		$110,371,770

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $18,124,800)	59	$(487,016)

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $675,840)	11	$(1,195)

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 6/28/05 (Underlying notional amount at value $3,319,000)	5,396	$(806)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $7,001,797)	11,384	(640)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.3%
Aerospace/Defense	1.6%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.6%
Auto Parts & Equipment	0.8%
Banks	7.0%
Beverages	NM
Biotechnology	1.1%
Building Materials	1.0%
Chemicals	1.4%
Commercial Services	3.7%
Computers	2.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.6%
Electric	1.8%
Electrical Components & Equipment	0.2%
Electronics	1.8%
Energy–Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.2%
Food	0.7%
Forest Products & Paper	0.6%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare-Products	2.5%
Healthcare-Services	2.0%
Holding Companies–Diversified	0.1%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	2.1%
Internet	2.2%
Investment Companies	0.2%
Iron/Steel	0.8%
Leisure Time	0.3%
Lodging	0.6%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.5%
Media	1.1%
Metal Fabricate/Hardware	0.7%
Mining	0.7%
Miscellaneous Manufacturing	1.6%
Office Furnishings	NM
Oil & Gas	3.6%
Oil & Gas Services	1.3%
Packaging & Containers	0.6%
Pharmaceuticals	2.2%
Real Estate	0.3%
Real Estate Investment Trust	4.9%
Retail	4.1%
Savings & Loans	1.4%
Semiconductors	2.1%
Software	2.4%
Telecommunications	1.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.8%
Trucking and Leasing	0.1%
Water	0.1%
Other***	22.1%

***	Including non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP OTC

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (89.9%)
Adobe Systems, Inc. (Software)	11,245	$755,327
Altera Corp. * (Semiconductors)	24,566	485,915
Amazon.com, Inc. * (Internet)	12,802	438,725
American Power Conversion Corp. (Electrical Components & Equipment)	8,996	234,885
Amgen, Inc. * (Biotechnology)	27,680	1,611,253
Apollo Group, Inc. - Class A * (Commercial Services)	8,823	653,432
Apple Computer, Inc. * (Computers)	53,630	2,234,762
Applied Materials, Inc. * (Semiconductors)	40,655	660,644
ATI Technologies, Inc. * (Semiconductors)	11,591	200,061
Autodesk, Inc. (Software)	11,245	334,651
BEA Systems, Inc. * (Software)	17,646	140,639
Bed Bath & Beyond, Inc. * (Retail)	19,203	701,678
Biogen Idec, Inc. * (Biotechnology)	17,127	591,053
Biomet, Inc. (Healthcare - Products)	16,089	584,030
Broadcom Corp. - Class A * (Semiconductors)	11,764	351,979
C.H. Robinson Worldwide, Inc. (Transportation)	3,979	205,038
Career Education Corp. * (Commercial Services)	4,844	165,955
CDW Corp. (Distribution/Wholesale)	4,152	235,335
Check Point Software Technologies, Ltd. * (Internet)	11,937	259,510
Chiron Corp. * (Biotechnology)	12,283	430,642
Cintas Corp. (Textiles)	9,688	400,211
Cisco Systems, Inc. * (Telecommunications)	108,644	1,943,641
Citrix Systems, Inc. * (Software)	9,515	226,647
Cognizant Technology Solutions Corp. * (Computers)	6,055	279,741
Comcast Corp. - Special Class A * (Media)	44,807	1,513,580
Comverse Technology, Inc. * (Telecommunications)	9,688	244,331
Costco Wholesale Corp. (Retail)	11,764	519,734
Dell, Inc. * (Computers)	42,558	1,635,078
DENTSPLY International, Inc. (Healthcare - Products)	3,633	197,672
Dollar Tree Stores, Inc. * (Retail)	5,190	149,109
eBay, Inc. * (Internet)	47,229	1,759,752
EchoStar Communications Corp. - Class A (Media)	10,553	308,675
Electronic Arts, Inc. * (Software)	14,532	752,467
Ericsson *ADR (Telecommunications)	7,785	219,537
Expeditors International of Washington, Inc. (Transportation)	4,844	259,396
Express Scripts, Inc. - Class A * (Pharmaceuticals)	3,114	271,510
Fastenal Co. (Distribution/Wholesale)	3,460	191,373
Fiserv, Inc. * (Software)	11,418	454,436
Flextronics International, Ltd. * (Electronics)	28,891	347,847
Garmin, Ltd. (Electronics)	4,671	216,361
Genzyme Corp. - General Division * (Biotechnology)	14,705	841,714
Gilead Sciences, Inc. * (Pharmaceuticals)	20,068	718,434
Intel Corp. (Semiconductors)	102,589	2,383,142
InterActiveCorp * (Internet)	33,735	751,278
Intersil Corp. - Class A (Semiconductors)	7,093	122,851
Intuit, Inc. * (Software)	11,072	484,621
Invitrogen Corp. * (Biotechnology)	2,249	155,631
JDS Uniphase Corp. * (Telecommunications)	77,331	129,143
Juniper Networks, Inc. * (Telecommunications)	16,781	370,189
KLA - Tencor Corp. * (Semiconductors)	11,245	517,382
Lam Research Corp. * (Semiconductors)	6,747	194,718
Lamar Advertising Co. * (Advertising)	3,979	160,314

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Level 3 Communications, Inc. * (Telecommunications)	31,832	65,574
Liberty Media International, Inc. - Class A * (Media)	8,131	355,650
Lincare Holdings, Inc. * (Healthcare - Services)	4,498	198,947
Linear Technology Corp. (Semiconductors)	19,376	742,295
Marvell Technology Group, Ltd. * (Semiconductors)	12,283	470,930
Maxim Integrated Products, Inc. (Semiconductors)	21,625	883,814
MCI, Inc. (Telecommunications)	16,435	409,560
MedImmune, Inc. * (Biotechnology)	12,456	296,577
Mercury Interactive Corp. * (Software)	4,325	204,919
Microchip Technology, Inc. (Semiconductors)	8,131	211,487
Microsoft Corp. (Software)	176,287	4,260,857
Millennium Pharmaceuticals, Inc. * (Biotechnology)	15,916	134,013
Molex, Inc. (Electrical Components & Equipment)	4,671	123,128
Network Appliance, Inc. * (Computers)	17,992	497,659
Nextel Communications, Inc. - Class A * (Telecommunications)	65,740	1,868,331
Novellus Systems, Inc. * (Semiconductors)	6,017	160,834
NTL, Inc. * (Telecommunications)	4,498	286,388
Oracle Corp. * (Software)	102,589	1,280,311
PACCAR, Inc. (Auto Manufacturers)	9,169	663,744
Patterson Dental Co. * (Healthcare - Products)	6,228	311,089
Paychex, Inc. (Commercial Services)	16,954	556,430
Petsmart, Inc. (Retail)	6,747	193,976
Pixar Animation Studios * (Software)	2,768	270,018
QLogic Corp. * (Semiconductors)	4,325	175,163
Qualcomm, Inc. (Telecommunications)	93,420	3,423,843
Research In Motion, Ltd. * (Computers)	8,823	674,254
Ross Stores, Inc. (Retail)	6,747	196,608
SanDisk Corp. * (Computers)	7,093	197,185
Sanmina-SCI Corp. * (Electronics)	26,296	137,265
Sears Holdings Corp. * (Retail)	7,612	1,013,690
Siebel Systems, Inc. * (Software)	28,026	255,877
Sigma-Aldrich Corp. (Chemicals)	3,114	190,733
Sirius Satellite Radio, Inc. * (Media)	64,356	361,681
Smurfit-Stone Container Corp. * (Packaging & Containers)	11,764	181,989
Staples, Inc. (Retail)	15,743	494,802
Starbucks Corp. * (Retail)	26,123	1,349,513
Sun Microsystems, Inc. * (Computers)	69,200	279,568
Symantec Corp. * (Internet)	34,946	745,398
Synopsys, Inc. * (Computers)	6,228	112,727
Tellabs, Inc. * (Telecommunications)	12,456	90,929
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	21,452	665,012
VeriSign, Inc. * (Internet)	11,245	322,732
Veritas Software Corp. * (Software)	20,414	474,013
Whole Foods Market, Inc. (Food)	2,941	300,364
Wynn Resorts, Ltd. * (Lodging)	5,017	339,852
Xilinx, Inc. (Semiconductors)	21,798	637,156
XM Satellite Radio Holdings, Inc. - Class A * (Media)	10,207	321,521
Yahoo!, Inc. * (Internet)	31,313	1,061,511

TOTAL COMMON STOCKS (Cost $36,161,127)		58,445,946

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (8.2%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $5,301,361(Collateralized by $5,410,000 Federal Home Loan Mortgage Corp., 2.97%, 4/5/05, market value $5,407,772)	$5,301,000	5,301,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,301,000)		5,301,000

TOTAL INVESTMENT SECURITIES (Cost $41,462,127) - 98.1%		$63,746,946

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $6,711,750)	45	$51,695

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Industry	Percentage of Net Assets
Advertising	0.2%
Auto Manufacturers	1.0%
Biotechnology	6.3%
Chemicals	0.3%
Commercial Services	2.1%
Computers	9.1%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.6%
Electronics	1.1%
Food	0.5%
Healthcare-Products	1.7%
Healthcare-Services	0.3%
Internet	8.2%
Lodging	0.5%
Media	4.4%
Packaging & Containers	0.3%
Pharmaceuticals	2.5%
Retail	7.1%
Semiconductors	12.6%
Software	15.2%
Telecommunications	13.9%
Textiles	0.6%
Transportation	0.7%
Other **	8.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Value

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (101.8%)
ACE, Ltd. (Insurance)	1,880	$77,588
ADC Telecommunications, Inc. * (Telecommunications)	5,405	10,756
Advanced Micro Devices, Inc. * (Semiconductors)	2,585	41,670
Aetna, Inc. (Healthcare - Services)	1,880	140,906
Affiliated Computer Services, Inc. - Class A * (Computers)	940	50,046
AFLAC, Inc. (Insurance)	3,290	122,585
Agilent Technologies, Inc. * (Electronics)	2,820	62,603
Air Products & Chemicals, Inc. (Chemicals)	1,645	104,112
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	470	22,494
Albertson’s, Inc. (Food)	2,585	53,380
Alcoa, Inc. (Mining)	5,875	178,541
Allegheny Energy, Inc. * (Electric)	940	19,420
Allied Waste Industries, Inc. * (Environmental Control)	1,880	13,743
Allstate Corp. (Insurance)	4,465	241,378
Alltel Corp. (Telecommunications)	2,115	116,008
Ambac Financial Group, Inc. (Insurance)	705	52,699
Amerada Hess Corp. (Oil & Gas)	470	45,219
Ameren Corp. (Electric)	1,410	69,104
American Electric Power, Inc. (Electric)	2,585	88,045
American International Group, Inc. (Insurance)	17,625	976,600
American Power Conversion Corp. (Electrical Components & Equipment)	1,175	30,679
AmerisourceBergen Corp. (Pharmaceuticals)	705	40,389
AmSouth Bancorp (Banks)	2,350	60,983
Anadarko Petroleum Corp. (Oil & Gas)	1,645	125,185
Andrew Corp. * (Telecommunications)	1,175	13,759
AON Corp. (Insurance)	2,115	48,307
Apache Corp. (Oil & Gas)	2,115	129,501
Apartment Investment and Management Co. - Class A (Real Estate Investment Trust)	705	26,226
Applera Corp. - Applied Biosystems Group (Electronics)	1,410	27,833
Applied Materials, Inc. * (Semiconductors)	11,280	183,300
Applied Micro Circuits Corp. * (Semiconductors)	2,115	6,958
Archer-Daniels-Midland Co. (Agriculture)	4,230	103,973
Archstone-Smith Trust (Real Estate Investment Trust)	1,410	48,095
Ashland, Inc. (Chemicals)	470	31,711
AT&T Corp. (Telecommunications)	5,405	101,344
AutoNation, Inc.* (Retail)	1,410	26,705
Bank of America Corp. (Banks)	27,260	1,202,165
Bank of New York Co., Inc. (Banks)	5,170	150,189
Bausch & Lomb, Inc. (Healthcare - Products)	470	34,451
BB&T Corp. (Banks)	3,760	146,941
Bear Stearns Cos., Inc. (Diversified Financial Services)	705	70,430
BellSouth Corp. (Telecommunications)	12,220	321,264
Bemis Co., Inc. (Packaging & Containers)	705	21,940
Big Lots, Inc. * (Retail)	705	8,474
Biogen Idec, Inc. * (Biotechnology)	2,350	81,099
BMC Software, Inc. * (Software)	1,410	21,150
Brunswick Corp. (Leisure Time)	705	33,029
Burlington Northern Santa Fe Corp. (Transportation)	2,585	139,409
Burlington Resources, Inc. (Oil & Gas)	2,585	129,431
Calpine Corp. * (Electric)	3,525	9,870
Capital One Financial Corp. (Diversified Financial Services)	1,645	122,997

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cardinal Health, Inc. (Pharmaceuticals)	2,820	157,356
Caremark Rx, Inc. * (Pharmaceuticals)	3,055	121,528
Carnival Corp. (Leisure Time)	3,525	182,631
Cendant Corp. (Commercial Services)	7,050	144,807
Centex Corp. (Home Builders)	940	53,834
CenturyTel, Inc. (Telecommunications)	940	30,870
ChevronTexaco Corp. (Oil & Gas)	14,100	822,171
Chiron Corp. * (Biotechnology)	940	32,956
Chubb Corp. (Insurance)	1,175	93,142
CIENA Corp. * (Telecommunications)	3,760	6,467
CIGNA Corp. (Insurance)	940	83,942
Cincinnati Financial Corp. (Insurance)	1,175	51,242
Cinergy Corp. (Electric)	1,175	47,611
Circuit City Stores, Inc. (Retail)	1,175	18,859
CIT Group, Inc. (Diversified Financial Services)	1,410	53,580
Citigroup, Inc. (Diversified Financial Services)	35,250	1,584,134
Citizens Communications Co. (Telecommunications)	2,350	30,409
Clear Channel Communications, Inc. (Media)	3,525	121,507
CMS Energy Corp. * (Electric)	1,410	18,386
Coca-Cola Enterprises, Inc. (Beverages)	2,350	48,222
Comcast Corp. - Special Class A * (Media)	14,805	500,113
Comerica, Inc. (Banks)	1,175	64,719
Compass Bancshares, Inc. (Banks)	940	42,676
Computer Sciences Corp. * (Computers)	1,175	53,874
Compuware Corp. * (Software)	2,585	18,612
Comverse Technology, Inc. * (Telecommunications)	1,410	35,560
ConAgra Foods, Inc. (Food)	3,525	95,246
ConocoPhillips (Oil & Gas)	4,700	506,848
Consolidated Edison, Inc. (Electric)	1,645	69,386
Constellation Energy Group, Inc. (Electric)	1,175	60,748
Convergys Corp. * (Commercial Services)	940	14,034
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	705	50,422
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	470	8,629
Costco Wholesale Corp. (Retail)	3,290	145,351
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,995	129,678
CSX Corp. (Transportation)	1,410	58,727
Cummins, Inc. (Machinery-Diversified)	235	16,532
CVS Corp. (Retail)	2,585	136,023
Dana Corp. (Auto Parts & Equipment)	940	12,023
Darden Restaurants, Inc. (Retail)	940	28,839
Deere & Co. (Machinery-Diversified)	1,645	110,429
Delphi Corp. (Auto Parts & Equipment)	3,760	16,845
Devon Energy Corp. (Oil & Gas)	3,290	157,098
Dillards, Inc. - Class A (Retail)	470	12,643
Dominion Resources, Inc. (Electric)	2,350	174,911
Dover Corp. (Miscellaneous Manufacturing)	1,410	53,284
DTE Energy Co. (Electric)	1,175	53,439
Duke Energy Corp. (Electric)	6,345	177,723
Dynegy, Inc. - Class A * (Pipelines)	2,115	8,270
E*TRADE Financial Corp. (Diversified Financial Services)	2,585	31,020
Eastman Chemical Co. (Chemicals)	470	27,730
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,880	61,194
Eaton Corp. (Miscellaneous Manufacturing)	940	61,476
Edison International (Electric)	2,115	73,433
El Paso Corp. (Pipelines)	4,230	44,753
Electronic Data Systems Corp. (Computers)	3,525	72,862
EMC Corp. * (Computers)	16,215	199,768
Engelhard Corp. (Chemicals)	705	21,171
Entergy Corp. (Electric)	1,410	99,631
EOG Resources, Inc. (Oil & Gas)	1,645	80,177

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Equity Office Properties Trust (Real Estate Investment Trust)	2,820	84,966
Equity Residential Properties Trust (Real Estate Investment Trust)	1,880	60,555
Exelon Corp. (Electric)	4,465	204,898
Fannie Mae (Diversified Financial Services)	6,580	358,281
Federated Department Stores, Inc. (Retail)	1,175	74,777
FedEx Corp. (Transportation)	2,115	198,704
Fifth Third Bancorp (Banks)	3,525	151,505
First Horizon National Corp. (Banks)	940	38,343
FirstEnergy Corp. (Electric)	2,115	88,724
Fiserv, Inc. * (Software)	1,410	56,118
Fisher Scientific International, Inc. * (Electronics)	705	40,129
Ford Motor Co. (Auto Manufacturers)	12,220	138,453
FPL Group, Inc. (Electric)	2,585	103,788
Franklin Resources, Inc. (Diversified Financial Services)	1,410	96,797
Freddie Mac (Diversified Financial Services)	4,700	297,040
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	2,820	48,645
Gannett Co., Inc. (Media)	1,645	130,087
General Dynamics Corp. (Aerospace/Defense)	1,410	150,941
General Mills, Inc. (Food)	2,115	103,952
General Motors Corp. (Auto Manufacturers)	3,760	110,506
Genuine Parts Co. (Distribution/Wholesale)	1,175	51,101
Georgia Pacific Corp. (Forest Products & Paper)	1,645	58,381
Golden West Financial Corp. (Savings & Loans)	1,880	113,740
Goldman Sachs Group, Inc. (Diversified Financial Services)	2,585	284,324
Goodrich Corp. (Aerospace/Defense)	705	26,994
Great Lakes Chemical Corp. (Chemicals)	235	7,548
Hartford Financial Services Group, Inc. (Insurance)	1,880	128,893
Hasbro, Inc. (Toys/Games/Hobbies)	1,175	24,029
HCA, Inc. (Healthcare - Services)	2,820	151,067
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,645	43,066
Hewlett-Packard Co. (Computers)	19,505	427,939
Hilton Hotels Corp. (Lodging)	2,585	57,775
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,640	209,864
Humana, Inc. * (Healthcare - Services)	1,175	37,530
Huntington Bancshares, Inc. (Banks)	1,645	39,316
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,175	93,589
International Paper Co. (Forest Products & Paper)	3,290	121,038
Interpublic Group of Cos., Inc. * (Advertising)	2,820	34,630
ITT Industries, Inc. (Miscellaneous Manufacturing)	705	63,619
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,880	97,610
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,969	829,326
Jabil Circuit, Inc. * (Electronics)	1,175	33,511
Janus Capital Group, Inc. (Diversified Financial Services)	1,645	22,948
JDS Uniphase Corp. * (Telecommunications)	9,635	16,090
Jefferson-Pilot Corp. (Insurance)	940	46,107
Johnson Controls, Inc. (Auto Parts & Equipment)	1,175	65,518
Jones Apparel Group, Inc. (Apparel)	940	31,481
KB Home (Home Builders)	235	27,603
Kerr-McGee Corp. (Oil & Gas)	1,175	92,038
KeyCorp (Banks)	2,820	91,509
KeySpan Corp. (Gas)	1,175	45,790
Kinder Morgan, Inc. (Pipelines)	705	53,369
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,645	13,670
KLA -Tencor Corp. * (Semiconductors)	1,410	64,874
Kohls Corp. * (Retail)	2,115	109,197
Kroger Co. * (Food)	4,935	79,108
L-3 Communications Holdings, Inc. (Aerospace/Defense)	705	50,069
Laboratory Corp. of America Holdings * (Healthcare - Services)	940	45,308
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,175	33,934

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	1,880	177,021
Limited, Inc. (Retail)	2,585	62,816
Lincoln National Corp. (Insurance)	1,175	53,040
Liz Claiborne, Inc. (Apparel)	705	28,292
Loews Corp. (Insurance)	1,175	86,410
Louisiana-Pacific Corp. (Forest Products & Paper)	705	17,724
LSI Logic Corp. * (Semiconductors)	2,585	14,450
M&T Bank Corp. (Banks)	705	71,952
Manor Care, Inc. (Healthcare - Services)	470	17,089
Marathon Oil Corp. (Oil & Gas)	2,350	110,262
Marsh & McLennan Cos., Inc. (Insurance)	3,525	107,231
Marshall & Ilsley Corp. (Banks)	1,410	58,868
Masco Corp. (Building Materials)	3,055	105,917
May Department Stores Co. (Retail)	1,880	69,598
MBIA, Inc. (Insurance)	940	49,143
MBNA Corp. (Diversified Financial Services)	8,695	213,462
McDonald’s Corp. (Retail)	8,460	263,443
McKesson Corp. (Commercial Services)	1,880	70,970
MeadWestvaco Corp. (Forest Products & Paper)	1,410	44,866
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,880	93,192
Mellon Financial Corp. (Banks)	2,820	80,483
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,345	359,127
MetLife, Inc. (Insurance)	4,935	192,959
MGIC Investment Corp. (Insurance)	705	43,477
Micron Technology, Inc. * (Semiconductors)	4,230	43,738
Molex, Inc. (Electrical Components & Equipment)	1,175	30,973
Molson Coors Brewing Co. - Class B (Beverages)	705	54,405
Monsanto Co. (Agriculture)	1,880	121,260
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,520	430,520
Motorola, Inc. (Telecommunications)	16,450	246,257
Mylan Laboratories, Inc. (Pharmaceuticals)	1,880	33,314
Nabors Industries, Ltd. * (Oil & Gas)	940	55,592
National City Corp. (Banks)	3,995	133,833
National Semiconductor Corp. (Semiconductors)	2,350	48,434
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,175	54,873
NCR Corp. * (Computers)	1,175	39,645
Newmont Mining Corp. (Mining)	3,055	129,074
News Corp. - Class A (Media)	17,390	294,239
NICOR, Inc. (Gas)	235	8,716
NiSource, Inc. (Electric)	1,880	42,845
Noble Corp. (Oil & Gas)	940	52,837
Nordstrom, Inc. (Retail)	940	52,057
Norfolk Southern Corp. (Transportation)	2,585	95,774
North Fork Bancorp, Inc. (Banks)	3,055	84,746
Northern Trust Corp. (Banks)	1,410	61,250
Northrop Grumman Corp. (Aerospace/Defense)	2,350	126,853
Novell, Inc. * (Software)	2,585	15,407
Novellus Systems, Inc. * (Semiconductors)	940	25,126
Nucor Corp. (Iron/Steel)	1,175	67,633
NVIDIA Corp. * (Semiconductors)	1,175	27,918
Occidental Petroleum Corp. (Oil & Gas)	2,585	183,974
Office Depot, Inc. * (Retail)	2,115	46,911
OfficeMax, Inc. (Retail)	705	23,618
Pall Corp. (Miscellaneous Manufacturing)	940	25,493
Parker Hannifin Corp. (Miscellaneous Manufacturing)	705	42,949
Peoples Energy Corp. (Gas)	235	9,851
PerkinElmer, Inc. (Electronics)	940	19,392
Pfizer, Inc. (Pharmaceuticals)	50,290	1,321,117
PG&E Corp. (Electric)	2,350	80,135
Phelps Dodge Corp. (Mining)	705	71,720

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pinnacle West Capital Corp. (Electric)	705	29,970
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,175	41,948
PNC Financial Services Group (Banks)	1,880	96,782
PPG Industries, Inc. (Chemicals)	1,175	84,036
PPL Corp. (Electric)	1,175	63,438
Principal Financial Group, Inc. (Insurance)	2,115	81,406
Progress Energy, Inc. (Electric)	1,645	69,008
Progressive Corp. (Insurance)	1,410	129,382
Prologis (Real Estate Investment Trust)	1,175	43,593
Providian Financial Corp. * (Diversified Financial Services)	1,880	32,261
Prudential Financial, Inc. (Insurance)	3,525	202,335
Public Service Enterprise Group, Inc. (Electric)	1,645	89,472
Pulte Homes, Inc. (Home Builders)	705	51,909
R.R. Donnelley & Sons Co. (Commercial Services)	1,410	44,584
Raytheon Co. (Aerospace/Defense)	3,055	118,229
Reebok International, Ltd. (Apparel)	470	20,821
Regions Financial Corp. (Banks)	3,055	98,982
Reynolds American, Inc. (Agriculture)	705	56,816
Rohm & Haas Co. (Chemicals)	1,410	67,680
Rowan Cos., Inc. (Oil & Gas)	705	21,101
Ryder System, Inc. (Transportation)	470	19,599
Sabre Holdings Corp. (Leisure Time)	940	20,567
SAFECO Corp. (Insurance)	940	45,787
Safeway, Inc. * (Food)	3,055	56,609
Sanmina-SCI Corp. * (Electronics)	3,525	18,401
SBC Communications, Inc. (Telecommunications)	22,325	528,878
Schwab (Charles) Corp. (Diversified Financial Services)	7,755	81,505
Scientific-Atlanta, Inc. (Telecommunications)	940	26,527
Sears Holdings Corp. * (Retail)	462	61,525
Sempra Energy (Gas)	1,645	65,537
Siebel Systems, Inc. * (Software)	3,525	32,183
Snap-on, Inc. (Hand/Machine Tools)	470	14,941
Solectron Corp. * (Electronics)	6,580	22,833
Southern Co. (Electric)	4,935	157,081
Southwest Airlines Co. (Airlines)	4,935	70,274
Sovereign Bancorp, Inc. (Savings & Loans)	2,585	57,284
Sprint Corp. (Telecommunications)	9,870	224,543
St. Paul Cos., Inc. (Insurance)	4,465	163,999
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,410	84,642
State Street Corp. (Banks)	2,350	102,742
Sun Microsystems, Inc. * (Computers)	22,795	92,092
SunGard Data Systems, Inc. * (Computers)	1,880	64,860
Sunoco, Inc. (Oil & Gas)	470	48,654
SunTrust Banks, Inc. (Banks)	2,350	169,365
SuperValu, Inc. (Food)	940	31,349
Synovus Financial Corp. (Banks)	2,115	58,924
TECO Energy, Inc. (Electric)	1,410	22,109
Tektronix, Inc. (Electronics)	705	17,294
Tellabs, Inc. * (Telecommunications)	3,055	22,302
Temple-Inland, Inc. (Forest Products & Paper)	470	34,099
Tenet Healthcare Corp. * (Healthcare - Services)	3,055	35,224
Teradyne, Inc. * (Semiconductors)	1,410	20,586
Texas Instruments, Inc. (Semiconductors)	11,515	293,518
Textron, Inc. (Miscellaneous Manufacturing)	940	70,143
Thermo Electron Corp. * (Electronics)	1,175	29,716
Tiffany & Co. (Retail)	940	32,449
Time Warner, Inc. * (Media)	31,020	544,401
Torchmark Corp. (Insurance)	705	36,801
Toys R Us, Inc. * (Retail)	1,410	36,322
Transocean Sedco Forex, Inc. * (Oil & Gas)	2,115	108,838

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Tribune Co. (Media)	2,115	84,325
Tyco International, Ltd. (Miscellaneous Manufacturing)	13,630	460,693
U.S. Bancorp (Banks)	12,455	358,952
Union Pacific Corp. (Transportation)	1,645	114,657
Unisys Corp. * (Computers)	2,350	16,591
United States Steel Corp. (Iron/Steel)	705	35,849
Univision Communications, Inc. - Class A * (Media)	1,880	52,057
Unocal Corp. (Oil & Gas)	1,880	115,977
UnumProvident Corp. (Insurance)	2,115	35,997
V. F. Corp. (Apparel)	705	41,693
Valero Energy Corp. (Oil & Gas)	1,645	120,529
Veritas Software Corp. * (Software)	2,820	65,480
Verizon Communications, Inc. (Telecommunications)	18,565	659,057
Viacom, Inc. - Class B (Media)	11,515	401,067
Visteon Corp. (Auto Parts & Equipment)	940	5,367
Vulcan Materials Co. (Building Materials)	705	40,065
W.W. Grainger, Inc. (Distribution/Wholesale)	470	29,267
Wachovia Corp. (Banks)	10,575	538,372
Walt Disney Co. (Media)	13,865	398,341
Washington Mutual, Inc. (Savings & Loans)	5,875	232,062
Waste Management, Inc. (Environmental Control)	3,760	108,476
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	705	21,665
WellPoint, Inc. * (Healthcare - Services)	2,115	265,116
Wells Fargo & Co. (Banks)	11,515	688,596
Wendy’s International, Inc. (Retail)	705	27,523
Weyerhaeuser Co. (Forest Products & Paper)	1,645	112,683
Whirlpool Corp. (Home Furnishings)	470	31,833
Williams Cos., Inc. (Pipelines)	3,760	70,725
Xcel Energy, Inc. (Electric)	2,585	44,410
Xerox Corp. * (Office/Business Equipment)	6,345	96,127
XL Capital, Ltd. - Class A (Insurance)	940	68,028
Zions Bancorp (Banks)	705	48,659

TOTAL COMMON STOCKS (Cost $36,460,455)		36,687,713

TOTAL INVESTMENT SECURITIES (Cost $36,460,455) - 101.8%		36,687,713

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

ProFund VP Large-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	1.3%
Agriculture	0.8%
Airlines	0.2%
Apparel	0.3%
Auto Manufacturers	0.7%
Auto Parts & Equipment	0.3%
Banks	12.8%
Beverages	0.3%
Biotechnology	0.3%
Building Materials	0.4%
Chemicals	1.0%
Commercial Services	0.8%
Computers	2.8%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.2%
Diversified Financial Services	14.3%
Electric	5.4%
Electrical Components & Equipment	0.2%
Electronics	0.8%
Environmental Control	0.3%
Food	1.2%
Forest Products & Paper	1.2%
Gas	0.4%
Hand/Machine Tools	NM
Healthcare-Products	0.1%
Healthcare-Services	2.0%
Home Builders	0.4%
Home Furnishings	0.1%
Insurance	8.8%
Iron/Steel	0.3%
Leisure Time	0.7%
Lodging	0.4%
Machinery-Diversified	0.4%
Media	7.0%
Mining	1.1%
Miscellaneous Manufacturing	3.4%
Office/Business Equipment	0.3%
Oil & Gas	8.0%
Oil & Gas Services	0.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.0%
Pipelines	0.5%
Real Estate Investment Trust	0.7%
Retail	3.7%
Savings & Loans	1.1%
Semiconductors	2.3%
Software	0.6%
Telecommunications	6.6%
Toys/Games/Hobbies	0.1%
Transportation	1.7%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Large-Cap Growth

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (100.3%)
3M Co. (Miscellaneous Manufacturing)	1,691	$144,902
Abbott Laboratories (Pharmaceuticals)	3,471	161,818
Adobe Systems, Inc. (Software)	534	35,869
AES Corp. * (Electric)	1,424	23,325
Allegheny Technologies, Inc. (Iron/Steel)	178	4,292
Allergan, Inc. (Pharmaceuticals)	267	18,548
Altera Corp. * (Semiconductors)	801	15,844
Altria Group, Inc. (Agriculture)	4,628	302,625
American Express Co. (Diversified Financial Services)	2,670	137,159
American Standard Cos. (Building Materials)	445	20,684

Amgen, Inc. * (Biotechnology)	2,848	165,781
Analog Devices, Inc. (Semiconductors)	801	28,948
Anheuser-Busch Cos., Inc. (Beverages)	1,780	84,354
Apollo Group, Inc. - Class A * (Commercial Services)	356	26,365
Apple Computer, Inc. * (Computers)	1,869	77,881
Autodesk, Inc. (Software)	534	15,892
Automatic Data Processing, Inc. (Software)	1,335	60,008
AutoZone, Inc. * (Retail)	178	15,255
Avaya, Inc. * (Telecommunications)	1,068	12,474
Avery Dennison Corp. (Household Products/Wares)	267	16,535
Avon Products, Inc. (Cosmetics/Personal Care)	1,068	45,860
Baker Hughes, Inc. (Oil & Gas Services)	801	35,636
Ball Corp. (Packaging & Containers)	267	11,075
Bard (C.R.), Inc. (Healthcare-Products)	267	18,177
Baxter International, Inc. (Healthcare-Products)	1,424	48,388
Becton, Dickinson & Co. (Healthcare-Products)	534	31,196
Bed Bath & Beyond, Inc. * (Retail)	712	26,016
Best Buy Co., Inc. (Retail)	712	38,455
Biomet, Inc. (Healthcare-Products)	534	19,384
BJ Services Co. (Oil & Gas Services)	356	18,469
Black & Decker Corp. (Hand/Machine Tools)	178	14,060
Boeing Co. (Aerospace/Defense)	1,869	109,262
Boston Scientific Corp. * (Healthcare-Products)	1,691	49,529
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,361	111,031
Broadcom Corp. - Class A * (Semiconductors)	623	18,640
Brown-Forman Corp. (Beverages)	178	9,746
Campbell Soup Co. (Food)	712	20,662
Caterpillar, Inc. (Machinery-Construction & Mining)	801	73,243
CenterPoint Energy, Inc. (Electric)	623	7,495
Cintas Corp. (Textiles)	356	14,706
Cisco Systems, Inc. * (Telecommunications)	14,507	259,530
Citrix Systems, Inc. * (Software)	356	8,480
Clorox Co. (Household Products/Wares)	356	22,424
Coach, Inc. * (Apparel)	445	25,200
Coca-Cola Co. (Beverages)	5,073	211,392
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,157	60,361
Computer Associates International, Inc. (Software)	1,157	31,355
Corning, Inc. * (Telecommunications)	3,115	34,670
Danaher Corp. (Miscellaneous Manufacturing)	623	33,274
Dell, Inc. * (Computers)	5,518	212,002
Delta Air Lines, Inc. * (Airlines)	356	1,442
Dollar General Corp. (Retail)	712	15,600

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Dow Chemical Co. (Chemicals)	2,136	106,480
Dow Jones & Co., Inc. (Media)	178	6,652
Du Pont (Chemicals)	2,225	114,009
eBay, Inc. * (Internet)	2,670	99,484
Ecolab, Inc. (Chemicals)	534	17,649
Electronic Arts, Inc. * (Software)	712	36,867
Eli Lilly & Co. (Pharmaceuticals)	2,581	134,470
Emerson Electric Co. (Electrical Components & Equipment)	979	63,566
Equifax, Inc. (Commercial Services)	267	8,194
Express Scripts, Inc. - Class A * (Pharmaceuticals)	178	15,520
Exxon Mobil Corp. (Oil & Gas)	14,329	854,008
Family Dollar Stores, Inc. (Retail)	356	10,808
Federated Investors, Inc. - Class B (Diversified Financial Services)	178	5,039
First Data Corp. (Software)	1,780	69,972
Fluor Corp. (Engineering & Construction)	178	9,867
Forest Laboratories, Inc. * (Pharmaceuticals)	801	29,597
Fortune Brands, Inc. (Household Products/Wares)	356	28,704
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	356	14,101
Gap, Inc. (Retail)	1,691	36,931
Gateway, Inc. * (Computers)	712	2,869
General Electric Co. (Miscellaneous Manufacturing)	23,763	856,894
Genzyme Corp. - General Division * (Biotechnology)	534	30,566
Gilead Sciences, Inc. * (Pharmaceuticals)	979	35,048
Gillette Co. (Cosmetics/Personal Care)	2,225	112,318
Guidant Corp. (Healthcare-Products)	712	52,617
H & R Block, Inc. (Commercial Services)	356	18,006
Halliburton Co. (Oil & Gas Services)	1,157	50,040
Harley-Davidson, Inc. (Leisure Time)	623	35,984
Harrah’s Entertainment, Inc. (Lodging)	267	17,243
Heinz (H.J.) Co. (Food)	801	29,509
Hercules, Inc. * (Chemicals)	267	3,866
Hershey Foods Corp. (Food)	534	32,286
Home Depot, Inc. (Retail)	4,895	187,185
Hospira, Inc. * (Pharmaceuticals)	356	11,488
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	623	55,777
IMS Health, Inc. (Software)	534	13,024
Intel Corp. (Semiconductors)	13,973	324,593
International Business Machines Corp. (Computers)	3,649	333,445
International Flavors & Fragrances, Inc. (Chemicals)	178	7,031
International Game Technology (Entertainment)	801	21,355
Intuit, Inc. * (Software)	445	19,478
Johnson & Johnson (Healthcare-Products)	6,675	448,292
Kellogg Co. (Food)	801	34,659
Kimberly-Clark Corp. (Household Products/Wares)	1,068	70,201
Knight-Ridder, Inc. (Media)	178	11,971
Lexmark International Group, Inc. * (Computers)	267	21,352
Linear Technology Corp. (Semiconductors)	712	27,277
Lockheed Martin Corp. (Aerospace/Defense)	890	54,343
Lowe’s Cos., Inc. (Retail)	1,691	96,539
Lucent Technologies, Inc. * (Telecommunications)	9,879	27,167
Marriott International, Inc. - Class A (Lodging)	445	29,753
Mattel, Inc. (Toys/Games/Hobbies)	890	19,002
Maxim Integrated Products, Inc. (Semiconductors)	712	29,099
Maytag Corp. (Home Furnishings)	178	2,487
McCormick & Co., Inc. (Food)	267	9,193
McGraw-Hill Cos., Inc. (Media)	445	38,826
MedImmune, Inc. * (Biotechnology)	534	12,715
Medtronic, Inc. (Healthcare-Products)	2,670	136,037
Merck & Co., Inc. (Pharmaceuticals)	4,984	161,332
Mercury Interactive Corp. * (Software)	178	8,434

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Meredith Corp. (Media)	89	4,161
Microsoft Corp. (Software)	22,695	548,537
Millipore Corp. * (Biotechnology)	89	3,863
Monster Worldwide, Inc. * (Internet)	267	7,489
Moody’s Corp. (Commercial Services)	267	21,590
Navistar International Corp. * (Auto Manufacturers)	178	6,479
Network Appliance, Inc. * (Computers)	801	22,156
New York Times Co. - Class A (Media)	356	13,022
Newell Rubbermaid, Inc. (Housewares)	623	13,669
Nextel Communications, Inc. - Class A * (Telecommunications)	2,492	70,823
NIKE, Inc. - Class B (Apparel)	534	44,488
Omnicom Group, Inc. (Advertising)	445	39,391
Oracle Corp. * (Software)	10,057	125,511
PACCAR, Inc. (Auto Manufacturers)	356	25,771
Pactiv Corp. * (Packaging & Containers)	356	8,313
Parametric Technology Corp. * (Software)	623	3,483
Paychex, Inc. (Commercial Services)	801	26,289
PepsiCo, Inc. (Beverages)	3,738	198,226
Pitney Bowes, Inc. (Office/Business Equipment)	534	24,094
PMC-Sierra, Inc. * (Semiconductors)	445	3,916
Praxair, Inc. (Chemicals)	712	34,076
Procter & Gamble Co. (Cosmetics/Personal Care)	5,607	297,171
QLogic Corp. * (Semiconductors)	178	7,209
Qualcomm, Inc. (Telecommunications)	3,649	133,736
Quest Diagnostics, Inc. (Healthcare-Services)	178	18,713
Qwest Communications International, Inc. * (Telecommunications)	3,738	13,831
RadioShack Corp. (Retail)	356	8,722
Robert Half International, Inc. (Commercial Services)	356	9,598
Rockwell Collins, Inc. (Aerospace/Defense)	356	16,942
Rockwell International Corp. (Machinery-Diversified)	356	20,164
Sara Lee Corp. (Food)	1,780	39,445
Schering-Plough Corp. (Pharmaceuticals)	3,293	59,768
Schlumberger, Ltd. (Oil & Gas Services)	1,335	94,092
Sealed Air Corp. * (Packaging & Containers)	178	9,245
Sherwin-Williams Co. (Chemicals)	267	11,745
Sigma-Aldrich Corp. (Chemicals)	178	10,903
Simon Property Group, Inc. (Real Estate Investment Trust)	534	32,350
SLM Corp. (Diversified Financial Services)	979	48,793
St. Jude Medical, Inc. * (Healthcare-Products)	801	28,836
Stanley Works (Hand/Machine Tools)	178	8,058
Staples, Inc. (Retail)	1,068	33,567
Starbucks Corp. * (Retail)	890	45,977
Stryker Corp. (Healthcare-Products)	801	35,733
Symantec Corp. * (Internet)	1,602	34,171
Symbol Technologies, Inc. (Electronics)	534	7,738
Sysco Corp. (Food)	1,424	50,978
T. Rowe Price Group, Inc. (Diversified Financial Services)	267	15,854
Target Corp. (Retail)	2,047	102,391
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	356	4,753
The Pepsi Bottling Group, Inc. (Beverages)	445	12,393
TJX Cos., Inc. (Retail)	1,068	26,305
TXU Corp. (Electric)	534	42,522
United Parcel Service, Inc. - Class B (Transportation)	2,492	181,268
United Technologies Corp. (Aerospace/Defense)	1,157	117,621
UnitedHealth Group, Inc. (Healthcare-Services)	1,424	135,821
UST, Inc. (Agriculture)	356	18,405
Wal-Mart Stores, Inc. (Retail)	7,565	379,082
Walgreen Co. (Retail)	2,314	102,788
Waters Corp. * (Electronics)	267	9,556

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Wrigley (Wm.) Jr. Co. (Food)	445	29,179
Wyeth (Pharmaceuticals)	3,026	127,637
Xilinx, Inc. (Semiconductors)	801	23,413
XTO Energy, Inc. (Oil & Gas)	801	26,305
Yahoo!, Inc. * (Internet)	2,937	99,565
YUM! Brands, Inc. (Retail)	623	32,278
Zimmer Holdings, Inc. * (Healthcare–Products)	534	41,551

TOTAL COMMON STOCKS (Cost $11,865,757)		12,008,057

TOTAL INVESTMENT SECURITIES (Cost $11,865,757) - 100.3%		$12,008,057

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.3%
Aerospace/Defense	2.5%
Agriculture	2.7%
Airlines	NM
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	NM
Beverages	4.3%
Biotechnology	1.8%
Building Materials	0.2%
Chemicals	2.6%
Commercial Services	0.9%
Computers	5.6%
Cosmetics/Personal Care	4.3%
Diversified Financial Services	1.7%
Electric	0.6%
Electrical Components & Equipment	0.5%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	2.1%
Hand/Machine Tools	0.2%
Healthcare-Products	7.6%
Healthcare-Services	1.3%
Home Furnishings	NM
Household Products/Wares	1.2%
Housewares	0.1%
Internet	2.0%
Iron/Steel	NM
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.6%
Machinery-Diversified	0.2%
Media	0.6%
Mining	0.1%
Miscellaneous Manufacturing	9.1%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	1.7%
Packaging & Containers	0.2%
Pharmaceuticals	7.2%
Real Estate Investment Trust	0.3%
Retail	9.6%
Semiconductors	4.0%
Software	8.2%
Telecommunications	4.6%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.5%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Value

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (100.6%)
3Com Corp. * (Telecommunications)	113,184	$402,935
99 Cents Only Stores * (Retail)	17,685	232,911
Activision, Inc. * (Software)	56,592	837,562
Adesa, Inc. (Commercial Services)	27,117	633,453
AGCO Corp. * (Machinery-Diversified)	27,117	494,885
AGL Resources, Inc. (Gas)	22,401	782,467
Alaska Air Group, Inc. * (Airlines)	8,253	242,968
Albemarle Corp. (Chemicals)	14,148	514,421
Alexander & Baldwin, Inc. (Transportation)	12,969	534,323
Alliant Energy Corp. (Electric)	34,191	915,635
Allmerica Financial Corp. * (Insurance)	15,327	551,006
AMB Property Corp. (Real Estate Investment Trust)	24,759	935,890
American Financial Group, Inc. (Insurance)	17,685	544,698
American Greetings Corp. - Class A (Household Products/Wares)	20,043	510,696
AmeriCredit Corp. * (Diversified Financial Services)	44,802	1,050,159
Amerus Group Co. (Insurance)	11,790	557,078
AnnTaylor Stores Corp. * (Retail)	21,222	543,071
Aquila, Inc. * (Electric)	71,919	275,450
Arrow Electronics, Inc. * (Electronics)	34,191	866,741
ArvinMeritor, Inc. (Auto Parts & Equipment)	21,222	328,304
Ascential Software Corp. * (Software)	17,685	327,703
Astoria Financial Corp. (Savings & Loans)	30,654	775,546
Atmel Corp. * (Semiconductors)	133,227	393,020
Avnet, Inc. * (Electronics)	35,370	651,515
Bandag, Inc. (Auto Parts & Equipment)	4,716	221,558
Banta Corp. (Commercial Services)	7,074	302,767
Barnes & Noble, Inc. * (Retail)	18,864	650,619
Belo Corp. - Class A (Media)	31,833	768,448
BJ’s Wholesale Club, Inc. * (Retail)	21,222	659,155
Black Hills Corp. (Electric)	9,432	311,916
Bob Evans Farms, Inc. (Retail)	10,611	248,828
Borders Group, Inc. (Retail)	22,401	596,315
BorgWarner, Inc. (Auto Parts & Equipment)	16,506	803,512
Bowater, Inc. (Forest Products & Paper)	16,506	621,781
Cabot Corp. (Chemicals)	18,864	630,624
Cadence Design Systems, Inc. * (Computers)	80,172	1,198,571
Caesars Entertainment, Inc. * (Lodging)	93,141	1,843,260
Callaway Golf Co. (Leisure Time)	21,222	271,642
CBRL Group, Inc. (Retail)	14,148	584,312
Ceridian Corp. * (Computers)	44,802	763,874
CheckFree Corp. * (Internet)	24,759	1,009,177
City National Corp. (Banks)	12,969	905,496
Colonial BancGroup, Inc. (Banks)	43,623	895,144
Commscope, Inc. * (Telecommunications)	15,327	229,292
Community Health Systems, Inc. * (Healthcare-Services)	20,043	699,701
Constellation Brands, Inc. * (Beverages)	30,654	1,620,677
Cooper Cameron Corp. * (Oil & Gas Services)	16,506	944,308
Credence Systems Corp. * (Semiconductors)	27,117	214,495
Cypress Semiconductor Corp. * (Semiconductors)	37,728	475,373
Cytec Industries, Inc. (Chemicals)	14,148	767,528
D.R. Horton, Inc. (Home Builders)	87,246	2,551,073

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Dean Foods Co. * (Food)	44,802	1,536,709
DeVry, Inc. * (Commercial Services)	18,864	356,907
Duquesne Light Holdings, Inc. (Electric)	22,401	401,426
Edwards (A.G.), Inc. (Diversified Financial Services)	22,401	1,003,565
Emmis Communications Corp. * (Media)	15,327	294,585
Energy East Corp. (Electric)	43,623	1,143,795
Ensco International, Inc. (Oil & Gas)	44,802	1,687,243
Entercom Communications Corp. * (Media)	12,969	460,659
Everest Re Group, Ltd. (Insurance)	16,506	1,404,826
Fair Isaac Corp. (Software)	20,043	690,281
Fairchild Semiconductor International, Inc. * (Semiconductors)	35,370	542,222
Federal Signal Corp. (Miscellaneous Manufacturing)	14,148	214,625
Ferro Corp. (Chemicals)	12,969	244,077
Fidelity National Financial, Inc. (Insurance)	51,876	1,708,794
First American Financial Corp. (Insurance)	24,759	815,561
FirstMerit Corp. (Banks)	24,759	662,551
Flowserve Corp. * (Machinery-Diversified)	16,506	427,010
FMC Corp. * (Chemicals)	10,611	567,158
Foot Locker, Inc. (Retail)	45,981	1,347,244
Forest Oil Corp. * (Oil & Gas)	16,506	668,493
Furniture Brands International, Inc. (Home Furnishings)	15,327	334,282
GATX Corp. (Trucking & Leasing)	14,148	469,572
Glatfelter (Forest Products & Paper)	10,611	156,512
Granite Construction, Inc. (Engineering & Construction)	10,611	278,751
Great Plains Energy, Inc. (Electric)	22,401	685,023
Greater Bay Bancorp (Banks)	15,327	374,132
Hanover Compressor Co. * (Oil & Gas Services)	23,580	284,611
Hawaiian Electric Industries, Inc. (Electric)	23,580	601,762
HCC Insurance Holdings, Inc. (Insurance)	20,043	724,755
Health Net, Inc. * (Healthcare-Services)	33,012	1,079,823
Helmerich & Payne, Inc. (Oil & Gas)	15,327	608,329
Hibernia Corp. (Banks)	45,981	1,471,852
Highwoods Properties, Inc. (Real Estate Investment Trust)	16,506	442,691
Horace Mann Educators Corp. (Insurance)	12,969	230,070
Hospitality Properties Trust (Real Estate Investment Trust)	18,864	761,728
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	14,148	721,548
IDACORP, Inc. (Electric)	12,969	367,931
Imation Corp. (Computers)	10,611	368,732
Independence Community Bank Corp. (Savings & Loans)	23,580	919,620
IndyMac Bancorp, Inc. (Diversified Financial Services)	18,864	641,376
Integrated Device Technology, Inc. * (Semiconductors)	31,833	382,951
International Rectifier Corp. * (Semiconductors)	20,043	911,956
Intersil Corp. - Class A (Semiconductors)	44,802	775,971
Invitrogen Corp. * (Biotechnology)	15,327	1,060,628
Jacobs Engineering Group, Inc. * (Engineering & Construction)	16,506	856,991
Jefferies Group, Inc. (Diversified Financial Services)	15,327	577,521
JM Smucker Co. (Food)	17,685	889,556
Keane, Inc. * (Software)	16,506	215,073
Kelly Services, Inc. - Class A (Commercial Services)	8,253	237,604
KEMET Corp. * (Electronics)	25,938	201,020
Kennametal, Inc. (Hand/Machine Tools)	10,611	503,916
Krispy Kreme Doughnuts, Inc. * (Retail)	18,864	143,932
LaBranche & Co., Inc. * (Diversified Financial Services)	16,506	153,506
Lattice Semiconductor Corp. * (Semiconductors)	34,191	183,606
Laureate Education, Inc. * (Commercial Services)	14,148	605,393
Lear Corp. (Auto Parts & Equipment)	20,043	889,107
Lee Enterprises, Inc. (Media)	12,969	562,855
Lennar Corp. - Class A (Home Builders)	42,444	2,405,726
Leucadia National Corp. (Holding Companies-Diversified)	28,296	971,968

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Liberty Property Trust (Real Estate Investment Trust)	25,938	1,012,879
Longview Fibre Co. (Forest Products & Paper)	15,327	287,535
LTX Corp. * (Semiconductors)	17,685	78,521
Lubrizol Corp. (Chemicals)	20,043	814,547
Mack-Cali Realty Corp. (Real Estate Investment Trust)	16,506	699,029
Manpower, Inc. (Commercial Services)	27,117	1,180,131
Martin Marietta Materials (Building Materials)	14,148	791,156
McDATA Corp. - Class A * (Computers)	35,370	133,345
MDU Resources Group, Inc. (Electric)	35,370	976,919
Media General, Inc. - Class A (Media)	7,074	437,527
Mentor Graphics Corp. * (Computers)	22,401	306,894
Mercantile Bankshares Corp. (Banks)	23,580	1,199,279
Millennium Pharmaceuticals, Inc. * (Biotechnology)	90,783	764,393
Minerals Technologies, Inc. (Chemicals)	5,895	387,773
Modine Manufacturing Co. (Auto Parts & Equipment)	9,432	276,641
Mohawk Industries, Inc. * (Textiles)	17,685	1,490,846
MPS Group, Inc. * (Commercial Services)	30,654	322,174
National Fuel Gas Co. (Pipelines)	23,580	674,152
Neiman Marcus Group, Inc. - Class A (Retail)	14,148	1,294,684
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	30,654	769,722
New York Community Bancorp (Savings & Loans)	73,098	1,327,460
Newfield Exploration Co. * (Oil & Gas)	18,864	1,400,841
Newport Corp. * (Telecommunications)	12,969	187,921
Northeast Utilities System (Electric)	37,728	727,019
NSTAR (Electric)	15,327	832,256
OGE Energy Corp. (Electric)	27,117	730,803
Ohio Casualty Corp. * (Insurance)	18,864	433,495
Old Republic International Corp. (Insurance)	54,234	1,263,110
Omnicare, Inc. (Pharmaceuticals)	30,654	1,086,684
ONEOK, Inc. (Gas)	30,654	944,756
Overseas Shipholding Group, Inc. (Transportation)	10,611	667,538
PacifiCare Health Systems, Inc. * (Healthcare-Services)	25,938	1,476,391
Payless ShoeSource, Inc. * (Retail)	20,043	316,479
Pepco Holdings, Inc. (Electric)	55,413	1,163,119
PepsiAmericas, Inc. (Beverages)	31,833	721,336
Perrigo Co. (Pharmaceuticals)	25,938	496,713
Pier 1 Imports, Inc. (Retail)	25,938	472,850
Pioneer Natural Resources Co. (Oil & Gas)	43,623	1,863,574
Plexus Corp. * (Electronics)	12,969	149,273
PMI Group, Inc. (Insurance)	28,296	1,075,531
PNM Resources, Inc. (Electric)	18,864	503,292
Pogo Producing Co. (Oil & Gas)	18,864	928,863
Polycom, Inc. * (Telecommunications)	29,475	499,601
Potlatch Corp. (Forest Products & Paper)	8,253	388,469
Powerwave Technologies, Inc. * (Telecommunications)	29,475	228,137
Pride International, Inc. * (Oil & Gas)	37,728	937,164
Protective Life Corp. (Insurance)	21,222	834,025
Puget Energy, Inc. (Electric)	29,475	649,629
Quanta Services, Inc. * (Commercial Services)	29,475	224,894
Radian Group, Inc. (Insurance)	25,938	1,238,280
Raymond James Financial Corp. (Diversified Financial Services)	20,043	607,303
Rent-A-Center, Inc. * (Commercial Services)	21,222	579,573
Republic Services, Inc. (Environmental Control)	42,444	1,421,025
RF Micro Devices, Inc. * (Telecommunications)	55,413	289,256
RPM, Inc. (Chemicals)	35,370	646,564
Ruddick Corp. (Food)	12,969	300,232
Saks, Inc. (Retail)	41,265	744,833
SanDisk Corp. * (Computers)	48,339	1,343,825

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
SCANA Corp. (Electric)	33,012	1,261,718
Scholastic Corp. * (Media)	10,611	391,440
Sensient Technologies Corp. (Chemicals)	14,148	305,031
Sequa Corp. - Class A * (Aerospace/Defense)	2,358	122,262
Sierra Pacific Resources * (Electric)	35,370	380,228
Smithfield Foods, Inc. * (Food)	29,475	929,936
Sonoco Products Co. (Packaging & Containers)	29,475	850,354
SPX Corp. (Miscellaneous Manufacturing)	22,401	969,515
StanCorp Financial Group, Inc. (Insurance)	8,253	699,689
Steel Dynamics, Inc. (Iron/Steel)	14,148	487,399
STERIS Corp. * (Healthcare-Products)	20,043	506,086
Storage Technology Corp. * (Computers)	31,833	980,456
Swift Transportation Co., Inc. * (Transportation)	18,864	417,649
Sybase, Inc. * (Software)	28,296	522,344
Synopsys, Inc. * (Computers)	43,623	789,576
Tech Data Corp. * (Distribution/Wholesale)	17,685	655,406
Tecumseh Products Co. (Machinery-Diversified)	5,895	233,501
Teleflex, Inc. (Miscellaneous Manufacturing)	11,790	603,412
Telephone & Data Systems, Inc. (Telecommunications)	16,506	1,346,889
The Ryland Group, Inc. (Home Builders)	14,148	877,459
The Scotts Co. - Class A * (Household Products/Wares)	8,253	579,608
Thomas & Betts Corp. * (Electronics)	17,685	571,226
Tidewater, Inc. (Oil & Gas Services)	17,685	687,239
Toll Brothers, Inc. * (Home Builders)	18,864	1,487,426
Triad Hospitals, Inc. * (Healthcare-Services)	23,580	1,181,358
Trinity Industries, Inc. (Miscellaneous Manufacturing)	12,969	365,337
TriQuint Semiconductor, Inc. * (Semiconductors)	41,265	139,476
Tyson Foods, Inc. - Class A (Food)	90,783	1,514,260
United Rentals, Inc. * (Commercial Services)	21,222	428,897
Unitrin, Inc. (Insurance)	17,685	802,899
Universal Corp. (Agriculture)	7,074	323,777
Universal Health Services, Inc. - Class B (Healthcare-Services)	17,685	926,694
UTStarcom, Inc. * (Telecommunications)	30,654	335,661
Valspar Corp. (Chemicals)	15,327	713,319
Varian, Inc. * (Electronics)	10,611	402,051
Vectren Corp. (Gas)	22,401	596,763
Vishay Intertechnology, Inc. * (Electronics)	49,518	615,509
W.R. Berkley Corp. (Insurance)	23,580	1,169,568
Washington Federal, Inc. (Savings & Loans)	25,937	604,591
Weatherford International, Ltd. * (Oil & Gas Services)	41,265	2,390,894
Webster Financial Corp. (Banks)	16,506	749,537
Werner Enterprises, Inc. (Transportation)	18,864	366,528
Westar Energy, Inc. (Electric)	25,938	561,298
WGL Holdings, Inc. (Gas)	14,148	438,022
Wisconsin Energy Corp. (Electric)	35,370	1,255,635
Worthington Industries, Inc. (Metal Fabricate/Hardware)	25,938	500,085
WPS Resources Corp. (Electric)	11,790	623,927
Yellow Roadway Corp. * (Transportation)	14,148	828,223
York International Corp. (Building Materials)	11,790	461,932

TOTAL COMMON STOCKS (Cost $136,906,995)		153,474,353

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $327,022 (Collateralized by $334,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $333,642)	$327,000	327,000

TOTAL REPURCHASE AGREEMENTS (Cost $327,000)		327,000

TOTAL INVESTMENT SECURITIES (Cost $137,233,995) - 100.8%		$153,801,353

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $132,040)	2	$(2,565)

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Aerospace/Defense	0.1%
Agriculture	0.2%
Airlines	0.2%
Auto Parts & Equipment	1.7%
Banks	4.1%
Beverages	1.5%
Biotechnology	1.2%
Building Materials	0.8%
Chemicals	3.7%
Commercial Services	3.2%
Computers	3.9%
Distribution/Wholesale	0.4%
Diversified Financial Services	2.6%
Electric	9.5%
Electronics	2.3%
Engineering & Construction	0.7%
Environmental Control	0.9%
Food	3.4%
Forest Products & Paper	1.0%
Gas	1.8%
Hand/Machine Tools	0.3%
Healthcare-Products	0.3%
Healthcare-Services	3.5%
Holding Companies-Diversified	0.6%
Home Builders	5.3%
Home Furnishings	0.2%
Household Products/Wares	0.7%
Insurance	9.3%
Internet	0.7%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	1.2%
Machinery-Diversified	0.8%
Media	1.9%
Metal Fabricate/Hardware	0.3%
Miscellaneous Manufacturing	1.4%
Oil & Gas	5.3%
Oil & Gas Services	2.8%
Packaging & Containers	0.6%
Pharmaceuticals	1.0%
Pipelines	0.4%
Real Estate Investment Trust	3.0%
Retail	5.1%
Savings & Loans	2.4%
Semiconductors	2.7%
Software	1.7%
Telecommunications	2.3%
Textiles	1.0%
Transportation	1.8%
Trucking & Leasing	0.3%
Other**	0.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Mid-Cap Growth

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.9%)
Abercrombie & Fitch Co. - Class A (Retail)	19,944	$1,141,595
Acxiom Corp. (Software)	19,944	417,428
ADTRAN, Inc. (Telecommunications)	16,620	293,177
Advance Auto Parts, Inc. * (Retail)	17,728	894,378
Advent Software, Inc. * (Software)	6,648	120,861
Aeropostale, Inc. * (Retail)	13,296	435,444
Airgas, Inc. (Chemicals)	16,620	397,052
AirTran Holdings, Inc. * (Airlines)	19,944	180,493
Alliance Data Systems Corp. * (Commercial Services)	15,512	626,685
Alliant Techsystems, Inc. * (Aerospace/Defense)	8,864	633,333
American Eagle Outfitters, Inc. (Retail)	31,024	916,759
Ametek, Inc. (Electrical Components & Equipment)	16,620	668,955
Amphenol Corp. - Class A (Electronics)	21,052	779,766
Applebee’s International, Inc. (Retail)	18,836	519,120
Apria Healthcare Group, Inc. * (Healthcare - Services)	11,080	355,668
Aqua America, Inc. (Water)	22,160	539,596
Arch Coal, Inc. (Coal)	14,404	619,516
Arthur J. Gallagher & Co. (Insurance)	22,160	638,208
Associated Banc-Corp. (Banks)	29,916	934,277
Avocent Corp. * (Internet)	12,188	312,744
Bank of Hawaii Corp. (Banks)	12,188	551,629
Barr Laboratories, Inc. * (Pharmaceuticals)	22,160	1,082,073
Beckman Coulter, Inc. (Healthcare - Products)	14,404	957,146
Blyth, Inc. (Household Products/Wares)	7,756	246,951
Boyd Gaming Corp. (Lodging)	15,512	808,951
Brink’s Co. (Miscellaneous Manufacturing)	13,296	460,042
Brinker International, Inc. * (Retail)	21,052	762,503
Brown & Brown, Inc. (Insurance)	14,404	663,880
C.H. Robinson Worldwide, Inc. (Transportation)	19,944	1,027,714
Cabot Microelectronics Corp. * (Chemicals)	5,540	173,845
Career Education Corp. * (Commercial Services)	24,376	835,122
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	7,756	541,136
Carmax, Inc. * (Retail)	24,376	767,844
Catalina Marketing Corp. (Advertising)	11,080	286,972
CDW Corp. (Distribution/Wholesale)	17,728	1,004,823
Cephalon, Inc. * (Pharmaceuticals)	13,296	622,652
Certegy, Inc. (Software)	14,404	498,666
Charles River Laboratories International, Inc. * (Biotechnology)	15,512	729,684
Cheesecake Factory, Inc. * (Retail)	18,836	667,736
Chico’s FAS, Inc. * (Retail)	42,104	1,189,860
Choicepoint, Inc. * (Commercial Services)	21,052	844,396
Church & Dwight, Inc. (Household Products/Wares)	14,404	510,909
Cincinnati Bell, Inc. * (Telecommunications)	57,616	244,868
Claire’s Stores, Inc. (Retail)	23,268	536,095
CNF, Inc. (Transportation)	12,188	570,277
Cognizant Technology Solutions Corp. * (Computers)	31,024	1,433,308
Commerce Bancorp, Inc. (Banks)	37,672	1,223,210
Copart, Inc. * (Retail)	18,836	443,776
Corinthian Colleges, Inc. * (Commercial Services)	21,052	330,937
Covance, Inc. * (Healthcare - Services)	14,404	685,774
Coventry Health Care, Inc. * (Healthcare - Services)	25,483	1,736,412
Crane Co. (Miscellaneous Manufacturing)	14,404	414,691
Cree Research, Inc. * (Semiconductors)	17,728	385,584
Crompton Corp. (Chemicals)	26,592	388,243
CSG Systems International, Inc. * (Software)	12,188	198,543

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Cullen/Frost Bankers, Inc. (Banks)	11,080	500,262
CYTYC Corp. * (Healthcare - Products)	26,592	611,882
Deluxe Corp. (Commercial Services)	12,188	485,814
DENTSPLY International, Inc. (Healthcare - Products)	17,728	964,580
Developers Diversified Realty Corp. (Real Estate Investment Trust)	25,484	1,012,989
Diebold, Inc. (Computers)	16,620	911,607
Dollar Tree Stores, Inc. * (Retail)	26,592	763,988
Donaldson Co., Inc. (Miscellaneous Manufacturing)	17,728	572,260
DPL, Inc. (Electric)	29,916	747,900
DST Systems, Inc. * (Computers)	17,728	818,679
Dun & Bradstreet Corp. * (Software)	16,620	1,021,298
Dycom Industries, Inc. * (Engineering & Construction)	11,080	254,729
Eaton Vance Corp. (Diversified Financial Services)	31,024	727,203
Education Management Corp. * (Commercial Services)	15,512	433,560
Edwards Lifesciences Corp. * (Healthcare - Products)	14,404	622,541
Energizer Holdings, Inc. * (Electrical Components & Equipment)	16,620	993,876
Equitable Resources, Inc. (Pipelines)	14,404	827,366
Expeditors International of Washington, Inc. (Transportation)	25,484	1,364,668
F5 Networks, Inc. * (Internet)	8,864	447,543
Fastenal Co. (Distribution/Wholesale)	15,512	857,969
FMC Technologies, Inc. * (Oil & Gas Services)	16,620	551,452
Gartner Group, Inc. * (Commercial Services)	19,944	190,864
Gen-Probe, Inc. * (Healthcare - Products)	12,188	543,097
Gentex Corp. (Electronics)	18,836	600,868
Graco, Inc. (Machinery-Diversified)	16,620	670,783
Grant Prideco, Inc. * (Oil & Gas Services)	28,808	696,001
GTECH Holdings Corp. (Entertainment)	27,700	651,781
Harman International Industries, Inc. (Home Furnishings)	15,512	1,372,192
Harris Corp. (Telecommunications)	31,024	1,012,934
Harsco Corp. (Miscellaneous Manufacturing)	9,972	594,431
Harte-Hanks, Inc. (Advertising)	16,620	458,047
Henry Schein, Inc. * (Healthcare - Products)	19,944	714,793
Herman Miller, Inc. (Office Furnishings)	16,620	500,594
Hillenbrand Industries, Inc. (Healthcare - Products)	13,296	737,529
HNI Corp. (Office Furnishings)	12,188	547,851
Hormel Foods Corp. (Food)	24,376	758,337
Hubbell, Inc. - Class B (Electrical Components & Equipment)	14,404	736,044
INAMED Corp. * (Healthcare - Products)	8,864	619,416
Integrated Circuit Systems, Inc. * (Semiconductors)	16,620	317,774
International Speedway Corp. (Entertainment)	9,972	540,981
Investors Financial Services Corp. (Banks)	15,512	758,692
ITT Educational Services, Inc. * (Commercial Services)	11,080	537,380
IVAX Corp. * (Pharmaceuticals)	52,076	1,029,543
J.B. Hunt Transport Services, Inc. (Transportation)	16,620	727,457
Jack Henry & Associates, Inc. (Computers)	18,836	338,860
JetBlue Airways Corp. * (Airlines)	23,268	443,023
Korn/Ferry International * (Commercial Services)	7,756	147,597
Lam Research Corp. * (Semiconductors)	33,240	959,306
Lancaster Colony Corp. (Miscellaneous Manufacturing)	7,756	330,018
Legg Mason, Inc. (Diversified Financial Services)	25,484	1,991,319
LifePoint Hospitals, Inc. * (Healthcare - Services)	8,864	388,598
Lincare Holdings, Inc. * (Healthcare - Services)	23,268	1,029,144
Lyondell Chemical Co. (Chemicals)	50,968	1,423,027
Macromedia, Inc. * (Internet)	17,728	593,888
Macrovision Corp. * (Entertainment)	12,188	277,765
Mandalay Resort Group (Lodging)	15,512	1,093,441
Martek Biosciences Corp. * (Biotechnology)	7,756	451,322
McAfee, Inc. * (Internet)	37,672	849,881
Michaels Stores, Inc. (Retail)	32,132	1,166,392
Micrel, Inc. * (Semiconductors)	18,836	173,668
Microchip Technology, Inc. (Semiconductors)	48,752	1,268,040
Moneygram International, Inc. (Software)	19,944	376,742

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Murphy Oil Corp. (Oil & Gas)	21,052	2,078,464
National Instruments Corp. (Computers)	15,512	419,600
Noble Energy, Inc. (Oil & Gas)	14,404	979,760
Nordson Corp. (Machinery-Diversified)	7,756	285,576
O’Reilly Automotive, Inc. * (Retail)	12,188	603,672
Olin Corp. (Chemicals)	16,620	370,626
Outback Steakhouse, Inc. (Retail)	15,512	710,294
Pacific Sunwear of California, Inc. * (Retail)	17,728	496,029
Packaging Corp. of America (Packaging & Containers)	19,944	484,440
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	7,756	259,361
Patterson Dental Co. * (Healthcare - Products)	32,132	1,604,994
Patterson-UTI Energy, Inc. (Oil & Gas)	39,888	997,998
Peabody Energy Corp. (Coal)	26,592	1,232,805
Pentair, Inc. (Miscellaneous Manufacturing)	23,268	907,451
Petsmart, Inc. (Retail)	34,348	987,505
Plains Exploration & Production Co. * (Oil & Gas)	17,728	618,707
Plantronics, Inc. (Telecommunications)	11,080	421,926
Precision Castparts Corp. (Metal Fabricate/Hardware)	15,512	1,194,579
Protein Design Labs, Inc. * (Biotechnology)	24,376	389,772
Questar Corp. (Pipelines)	19,944	1,181,682
Rayonier, Inc. (Forest Products & Paper)	12,188	603,672
Reader’s Digest Association, Inc. (Media)	23,268	402,769
Regis Corp. (Retail)	9,972	408,154
Renal Care Group, Inc. * (Healthcare - Services)	15,512	588,525
Retek, Inc. * (Software)	13,296	149,181
Reynolds & Reynolds Co. (Computers)	13,296	359,790
Rollins, Inc. (Commercial Services)	11,080	206,088
Ross Stores, Inc. (Retail)	34,348	1,000,901
RSA Security, Inc. * (Internet)	16,620	263,427
Ruby Tuesday, Inc. (Retail)	15,512	376,786
SEI Investments Co. (Software)	19,944	721,175
Semtech Corp. * (Semiconductors)	17,728	316,799
Sepracor, Inc. * (Pharmaceuticals)	24,376	1,399,425
Silicon Laboratories, Inc. * (Semiconductors)	11,080	329,187
Silicon Valley Bancshares * (Banks)	8,864	390,548
Smith International, Inc. (Oil & Gas Services)	25,484	1,598,611
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	11,080	187,917
Stericycle, Inc. * (Environmental Control)	11,080	489,736
TCF Financial Corp. (Banks)	29,916	812,219
Techne Corp. * (Healthcare - Products)	8,864	356,156
The Timberland Co. - Class A * (Apparel)	7,756	550,133
Thor Industries, Inc. (Home Builders)	11,080	331,403
Titan Corp. * (Aerospace/Defense)	19,944	362,183
Tootsie Roll Industries, Inc. (Food)	9,972	299,160
Transaction Systems Architect, Inc. * (Software)	8,864	205,202
Tupperware Corp. (Household Products/Wares)	13,296	270,707
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	32,132	670,595
Urban Outfitters, Inc. * (Retail)	15,512	744,111
Valassis Communications, Inc. * (Commercial Services)	12,188	426,092
Valeant Pharmaceuticals International (Pharmaceuticals)	21,052	474,091
Varian Medical Systems, Inc. * (Healthcare - Products)	31,024	1,063,503
VCA Antech, Inc. * (Pharmaceuticals)	17,728	358,637
Vertex Pharmaceuticals, Inc. * (Biotechnology)	18,836	176,305
VISX, Inc. * (Healthcare - Products)	12,188	285,687
Waddell & Reed Financial, Inc. (Diversified Financial Services)	19,944	393,695
Washington Post Co. - Class B (Media)	1,108	990,552
Weingarten Realty Investors (Real Estate Investment Trust)	19,944	688,267
Westamerica Bancorporation (Banks)	7,756	401,528
Western Gas Resources, Inc. (Pipelines)	15,512	534,388
Westwood One, Inc. * (Media)	21,052	428,408
Whole Foods Market, Inc. (Food)	15,512	1,584,241
Williams Sonoma, Inc. * (Retail)	27,700	1,017,975

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Wilmington Trust Corp. (Banks)	15,512	544,471
Wind River Systems, Inc. * (Software)	18,836	284,047
Zebra Technologies Corp. * (Machinery-Diversified)	16,620	789,284

TOTAL COMMON STOCKS (Cost $110,589,735)		120,423,863

	Principal Amount
Repurchase Agreements (0.4%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $431,029 (Collateralized by $441,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $440,528)	$431,000	431,000

TOTAL REPURCHASE AGREEMENTS (Cost $431,000)		431,000

TOTAL INVESTMENT SECURITIES (Cost $111,020,735) - 100.3%		$120,854,863

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $132,040)	2	$(2,565)

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.6%
Aerospace/Defense	0.8%
Airlines	0.5%
Apparel	0.5%
Banks	5.1%
Biotechnology	1.4%
Chemicals	2.3%
Coal	1.5%
Commercial Services	4.4%
Computers	3.6%
Distribution/Wholesale	1.5%
Diversified Financial Services	2.6%
Electric	0.6%
Electrical Components & Equipment	2.0%
Electronics	1.1%
Engineering & Construction	0.2%
Entertainment	1.2%
Environmental Control	0.4%
Food	2.2%
Forest Products & Paper	0.5%
Healthcare-Products	7.5%
Healthcare-Services	4.0%
Home Builders	0.3%
Home Furnishings	1.1%
Household Products/Wares	0.9%
Insurance	1.1%
Internet	2.0%
Lodging	1.6%
Machinery-Diversified	1.4%
Media	1.5%
Metal Fabricate/Hardware	1.0%
Miscellaneous Manufacturing	3.2%
Office Furnishings	0.9%
Oil & Gas	3.9%
Oil & Gas Services	2.4%
Packaging & Containers	0.4%
Pharmaceuticals	4.3%
Pipelines	2.1%
Real Estate Investment Trust	2.0%
Retail	13.8%
Semiconductors	3.1%
Software	3.3%
Telecommunications	1.6%
Transportation	3.1%
Water	0.4%
Other**	0.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Value

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (100.2%)
4Kids Entertainment, Inc. * (Media)	4,288	$94,808
A.M. Castle & Co. * (Metal Fabricate/Hardware)	4,824	60,782
AAR Corp. * (Aerospace/Defense)	10,184	138,502
ABM Industries, Inc. (Commercial Services)	15,544	298,912
Accredo Health, Inc. * (Pharmaceuticals)	15,544	690,310
Actel Corp. * (Semiconductors)	8,040	123,655
Action Performance Cos., Inc. (Toys/Games/Hobbies)	5,896	78,004
Adaptec, Inc. * (Telecommunications)	35,376	169,451
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	10,184	98,479
Advanced Marketing Services, Inc. * (Distribution/Wholesale)	5,896	35,376
Aeroflex, Inc. * (Telecommunications)	23,584	220,039
Agilysys, Inc. (Computers)	9,112	179,142
Albany International Corp. - Class A (Machinery-Diversified)	10,184	314,482
Aleris International, Inc. * (Environmental Control)	9,112	227,344
ALLETE, Inc. (Electric)	9,648	403,769
Alliance Semiconductor Corp. * (Semiconductors)	11,256	28,027
Alpharma, Inc. (Pharmaceuticals)	16,616	204,709
American Italian Pasta Co. (Food)	5,896	161,550
American States Water Co. (Water)	5,360	135,608
Analogic Corp. (Electronics)	4,288	185,456
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	6,968	195,870
Angelica Corp. (Textiles)	2,680	75,040
Anixter International, Inc. (Telecommunications)	11,792	426,281
Apogee Enterprises, Inc. (Building Materials)	8,576	122,465
Applica, Inc. * (Home Furnishings)	7,504	37,970
Applied Industrial Technologies, Inc. (Machinery-Diversified)	9,648	262,426
AptarGroup, Inc. (Miscellaneous Manufacturing)	11,256	585,086
Arch Chemicals, Inc. (Chemicals)	7,504	213,639
Arkansas Best Corp. (Transportation)	8,040	303,751
ArQule, Inc. * (Biotechnology)	11,256	53,016
Ashworth, Inc. * (Apparel)	4,288	48,840
Astec Industries, Inc. * (Machinery - Construction & Mining)	6,432	141,826
Atmos Energy Corp. (Gas)	25,192	680,184
Audiovox Corp. - Class A * (Telecommunications)	7,504	95,601
Avista Corp. (Electric)	15,544	272,020
Axcelis Technologies, Inc. * (Semiconductors)	31,624	230,855
Aztar Corp. * (Lodging)	11,256	321,471
BankUnited Financial Corp. - Class A * (Savings & Loans)	9,648	259,145
Barnes Group, Inc. (Miscellaneous Manufacturing)	7,504	203,884
Bassett Furniture Industries, Inc. (Home Furnishings)	3,752	73,914
Bel Fuse, Inc. - Class B (Electronics)	3,752	113,686
Belden, Inc. (Electrical Components & Equipment)	15,008	333,328
Bell Microproducts, Inc. * (Distribution/Wholesale)	9,112	68,158
Benchmark Electronics, Inc. * (Electronics)	12,864	409,461
Black Box Corp. (Telecommunications)	5,360	200,518
Boston Communications Group, Inc. * (Telecommunications)	5,360	38,163
Boston Private Financial Holdings, Inc. (Banks)	8,576	203,680
Bowne & Co., Inc. (Commercial Services)	11,256	169,290
Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	4,824	46,117
Briggs & Stratton Corp. (Machinery-Diversified)	16,080	585,473
Brookline Bancorp, Inc. (Savings & Loans)	19,296	287,510

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Brooks Automation, Inc. * (Semiconductors)	14,472	219,685
Brooktrout, Inc. - Class B * (Computers)	4,288	48,240
Brown Shoe Co., Inc. (Retail)	5,896	202,056
Brush Engineered Materials, Inc. * (Mining)	5,896	112,201
Buckeye Technologies, Inc. * (Forest Products & Paper)	11,792	127,354
Building Materials Holding Corp. (Distribution/Wholesale)	4,288	190,730
Burlington Coat Factory Warehouse Corp. (Retail)	13,936	399,963
C&D Technologies, Inc. (Electrical Components & Equipment)	8,040	80,802
C-COR.net Corp. * (Telecommunications)	15,008	91,249
Cambrex Corp. (Biotechnology)	8,040	171,252
Capital Automotive (Real Estate Investment Trust)	13,936	461,560
Captaris, Inc. * (Software)	9,648	39,074
Caraustar Industries, Inc. * (Forest Products & Paper)	9,112	117,545
Carpenter Technology Corp. (Iron/Steel)	7,504	445,812
Cascade Natural Gas Corp. (Gas)	3,752	74,890
Casey’s General Stores, Inc. (Retail)	16,080	288,958
Cash America International, Inc. (Retail)	9,112	199,826
CDI Corp. (Commercial Services)	6,432	142,340
Central Parking Corp. (Commercial Services)	11,792	202,587
Central Vermont Public Service Corp. (Electric)	3,752	84,345
Century Aluminum Co. * (Mining)	10,184	308,168
CH Energy Group, Inc. (Electric)	4,824	220,457
Checkpoint Systems, Inc. * (Electronics)	12,864	217,144
Chemed Corp. (Commercial Services)	3,752	286,953
Chesapeake Corp. (Packaging & Containers)	6,432	135,201
Chittenden Corp. (Banks)	14,472	377,285
Ciber, Inc. * (Computers)	19,832	144,179
CLECO Corp. (Electric)	15,544	331,087
Coachmen Industries, Inc. (Home Builders)	4,824	65,606
Coherent, Inc. * (Electronics)	9,648	325,716
Cohu, Inc. (Semiconductors)	6,968	111,140
Colonial Properties Trust (Real Estate Investment Trust)	8,576	329,404
Commercial Federal Corp. (Savings & Loans)	12,328	340,869
Commercial Metals Co. (Metal Fabricate/Hardware)	18,760	635,776
Commercial NET Lease Realty (Real Estate Investment Trust)	16,616	306,565
Community Bank System, Inc. (Banks)	9,648	221,036
Concord Communications, Inc. * (Software)	5,896	59,668
CONMED Corp. * (Healthcare - Products)	9,648	290,598
Consolidated Graphics, Inc. * (Commercial Services)	4,288	225,549
Corn Products International, Inc. (Food)	23,584	612,949
Cross Country Healthcare, Inc. * (Commercial Services)	10,184	170,684
CRT Properties, Inc. (Real Estate Investment Trust)	9,648	210,133
CTS Corp. (Electronics)	11,792	153,296
Cubic Corp. (Electronics)	8,576	162,429
Curative Health Services, Inc. * (Pharmaceuticals)	4,288	14,579
Curtiss-Wright Corp. (Aerospace/Defense)	6,968	397,176
Cymer, Inc. * (Electronics)	11,792	315,672
Datascope Corp. (Healthcare - Products)	4,824	147,518
Delphi Financial Group, Inc. - Class A (Insurance)	10,184	437,912
Department 56, Inc. * (Toys/Games/Hobbies)	4,288	74,868
Digital Insight Corp. * (Internet)	11,256	184,598
Dime Community Bancshares, Inc. (Savings & Loans)	11,792	179,238
DIMON, Inc. (Agriculture)	14,472	90,450
DJ Orthopedics, Inc. * (Healthcare - Products)	6,968	174,548
Downey Financial Corp. (Savings & Loans)	8,576	527,682
Dress Barn, Inc. * (Retail)	9,648	175,787
Drill-Quip, Inc. * (Oil & Gas Services)	5,360	164,766
DRS Technologies, Inc. * (Aerospace/Defense)	8,576	364,480

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DSP Group, Inc. * (Semiconductors)	9,112	234,725
DuPont Photomasks, Inc. * (Semiconductors)	5,896	157,246
El Paso Electric Co. * (Electric)	15,008	285,152
Electro Scientific Industries, Inc. * (Electronics)	9,112	176,682
EMCOR Group, Inc. * (Engineering & Construction)	4,824	225,860
Enesco Group, Inc. * (Housewares)	4,824	32,080
Entertainment Properties Trust (Real Estate Investment Trust)	8,040	333,097
EPIQ Systems, Inc. * (Software)	5,896	76,530
ESS Technology, Inc. * (Semiconductors)	12,328	64,969
Esterline Technologies Corp. * (Aerospace/Defense)	8,040	277,782
Exar Corp. * (Semiconductors)	13,400	179,560
Fedders Corp. (Home Furnishings)	9,648	26,821
FEI Co. * (Electronics)	10,720	248,168
Financial Federal Corp. (Diversified Financial Services)	5,360	189,583
FindWhat.com * (Internet)	9,648	100,050
First Republic Bank (Banks)	8,040	260,255
FirstFed Financial Corp. * (Savings & Loans)	5,360	273,414
Flagstar Bancorp, Inc. (Savings & Loans)	19,296	377,237
Flowers Foods, Inc. (Food)	13,936	393,135
Fred’s, Inc. (Retail)	12,328	211,672
Fremont General Corp. (Banks)	24,656	542,185
Frontier Airlines, Inc. * (Airlines)	11,256	117,963
Fuller (H.B.) Co. (Chemicals)	9,112	264,248
G & K Services, Inc. (Textiles)	6,432	259,145
Gables Residential Trust (Real Estate Investment Trust)	9,112	303,430
GameStop Corp. * (Retail)	16,080	358,584
Gardner Denver, Inc. * (Machinery-Diversified)	6,432	254,128
General Communication, Inc. - Class A * (Telecommunications)	18,224	166,385
Gentiva Health Services, Inc. * (Healthcare - Services)	7,504	121,415
Gerber Scientific, Inc. * (Machinery-Diversified)	6,968	50,727
Glenborough Realty Trust, Inc. (Real Estate Investment Trust)	10,184	194,718
Gold Banc Corp., Inc. (Banks)	12,864	180,482
Goody’s Family Clothing, Inc. (Retail)	10,184	91,962
Great Atlantic & Pacific Tea Co. * (Food)	12,328	183,687
Green Mountain Power Corp. (Electric)	1,608	47,114
Griffon Corp. * (Miscellaneous Manufacturing)	9,112	195,088
Group 1 Automotive, Inc. * (Retail)	7,504	197,355
Gymboree Corp. * (Apparel)	9,648	120,986
Haggar Corp. (Apparel)	2,144	43,287
Hain Celestial Group, Inc. * (Food)	11,792	219,803
Hancock Fabrics, Inc. (Retail)	5,896	43,866
Haverty Furniture Cos., Inc. (Retail)	6,968	106,262
Hooper Holmes, Inc. (Commercial Services)	20,368	77,806
Hughes Supply, Inc. (Distribution/Wholesale)	20,904	621,894
Hutchinson Technology, Inc. * (Computers)	8,040	279,631
ICU Medical, Inc. * (Healthcare - Products)	4,288	152,224
Imagistics International, Inc. * (Office/Business Equipment)	5,360	187,225
Infinity Property & Casualty Corp. (Insurance)	6,968	217,820
Input/Output, Inc. * (Oil & Gas Services)	25,192	162,488
Insight Enterprises, Inc. * (Retail)	15,544	272,953
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	8,576	124,438
Insurance Auto Auctions, Inc. * (Commercial Services)	3,752	104,493
Intrado, Inc. * (Telecommunications)	5,360	65,928
Invacare Corp. (Healthcare - Products)	10,184	454,512
Investment Technology Group, Inc. * (Diversified Financial Services)	13,400	234,500
Irwin Financial Corp. (Banks)	9,112	209,758
Itron, Inc. * (Electronics)	6,968	206,532
J & J Snack Foods Corp. (Food)	2,680	125,504
J. Jill Group, Inc. * (Retail)	6,432	88,504

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Jack in the Box, Inc. * (Retail)	11,792	437,483
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	8,576	184,127
JDA Software Group, Inc. * (Software)	9,112	127,932
Jo-Ann Stores, Inc. * (Retail)	6,968	195,731
K2, Inc. * (Leisure Time)	15,008	206,360
Kaman Corp. - Class A (Aerospace/Defense)	6,968	86,752
Kansas City Southern Industries, Inc. * (Transportation)	20,368	392,288
Kellwood Co. (Apparel)	8,576	246,903
Kopin Corp. * (Semiconductors)	21,976	67,466
La-Z-Boy, Inc. (Home Furnishings)	16,616	231,462
Laclede Group, Inc. (Gas)	6,432	187,814
LandAmerica Financial Group, Inc. (Insurance)	5,896	294,977
Landry’s Restaurants, Inc. (Retail)	8,576	248,018
Lennox International, Inc. (Building Materials)	19,296	422,968
Lexington Corporate Properties Trust (Real Estate Investment Trust)	15,544	341,035
Libbey, Inc. (Housewares)	4,288	90,048
Linens ‘n Things, Inc. * (Retail)	14,472	359,340
Lone Star Steakhouse & Saloon, Inc. (Retail)	6,432	185,917
Longs Drug Stores Corp. (Retail)	11,792	403,522
Lydall, Inc. * (Miscellaneous Manufacturing)	5,360	59,496
M.D.C. Holdings, Inc. (Home Builders)	13,935	970,573
MAF Bancorp, Inc. (Savings & Loans)	10,720	445,309
MagneTek, Inc. * (Electrical Components & Equipment)	9,112	48,567
MapInfo Corp. * (Software)	6,432	77,441
Marcus Corp. (Lodging)	9,648	197,784
Material Sciences Corp. * (Iron/Steel)	4,824	64,883
Maverick Tube Corp. * (Oil & Gas Services)	13,400	435,635
Maximus, Inc. (Commercial Services)	6,968	233,358
Meade Instruments Corp. * (Electronics)	6,432	18,717
Mesa Air Group, Inc. * (Airlines)	9,648	67,536
Methode Electronics, Inc. - Class A (Electronics)	11,792	142,801
Mobile Mini, Inc. * (Storage/Warehousing)	4,824	194,938
Monaco Coach Corp. (Home Builders)	9,112	147,159
Moog, Inc. - Class A * (Aerospace/Defense)	8,040	363,408
Movie Gallery, Inc. (Retail)	9,648	276,705
MRO Software, Inc. * (Software)	8,040	112,801
Mueller Industries, Inc. (Metal Fabricate/Hardware)	11,792	331,945
Multimedia Games, Inc. * (Leisure Time)	9,112	70,709
Myers Industries, Inc. (Miscellaneous Manufacturing)	10,720	151,259
Nash Finch Co. (Food)	4,288	162,901
National Presto Industries, Inc. (Housewares)	2,144	86,403
NCO Group, Inc. * (Commercial Services)	10,184	199,097
NDCHealth Corp. (Software)	11,256	179,871
Network Equipment Technologies, Inc. * (Telecommunications)	8,040	45,265
Northwest Natural Gas Co. (Gas)	8,576	310,194
NYFIX, Inc. * (Computers)	10,184	54,790
O’Charley’s, Inc. * (Retail)	6,968	151,484
Oceaneering International, Inc. * (Oil & Gas Services)	8,040	301,500
Offshore Logistics, Inc. * (Transportation)	7,504	250,033
OM Group, Inc. * (Chemicals)	9,112	277,186
On Assignment, Inc. * (Commercial Services)	8,040	41,004
Orthodontic Centers of America, Inc. * (Healthcare - Services)	16,080	68,340
Osteotech, Inc. * (Healthcare - Products)	5,360	20,368
Owens & Minor, Inc. (Distribution/Wholesale)	12,328	334,705
PAREXEL International Corp. * (Commercial Services)	8,576	201,536
Park Electrochemical Corp. (Electronics)	6,432	130,312
Parkway Properties, Inc. (Real Estate Investment Trust)	4,288	200,250
Paxar Corp. * (Electronics)	12,328	263,080

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
PC-Tel, Inc. * (Internet)	6,432	47,340
Pediatrix Medical Group, Inc. * (Healthcare - Services)	6,968	477,935
Pegasus Systems, Inc. * (Leisure Time)	6,432	76,026
Penford Corp. (Chemicals)	2,680	43,550
Pep Boys-Manny, Moe & Jack (Retail)	18,224	320,378
Performance Food Group Co. * (Food)	15,008	415,421
Pericom Semiconductors Corp. * (Semiconductors)	8,576	73,496
Phoenix Technologies, Ltd. * (Software)	8,040	76,541
Photon Dynamics, Inc. * (Electronics)	5,360	102,162
Photronics, Inc. * (Semiconductors)	10,184	184,330
Piedmont Natural Gas Co., Inc. (Gas)	24,120	555,725
Pinnacle Entertainment, Inc. * (Entertainment)	12,864	214,829
Pinnacle Systems, Inc. * (Software)	21,976	122,846
Piper Jaffray * (Diversified Financial Services)	6,432	235,347
Planar Systems, Inc. * (Electronics)	4,824	43,512
PolyOne Corp. * (Chemicals)	28,944	257,023
Pope & Talbot, Inc. (Forest Products & Paper)	5,360	94,229
Presidential Life Corp. (Insurance)	9,112	148,343
PRG-Schultz International, Inc. * (Commercial Services)	19,832	99,358
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	13,936	301,436
ProAssurance Corp. * (Insurance)	9,112	359,924
Provident Bankshares Corp. (Banks)	10,720	353,331
Province Healthcare Co. * (Healthcare - Services)	15,544	374,455
Quaker Chemical Corp. (Chemicals)	3,216	66,057
Quanex Corp. (Metal Fabricate/Hardware)	8,040	428,693
Radiant Systems, Inc. * (Computers)	8,576	84,045
RadiSys Corp. * (Computers)	6,432	91,077
Regal-Beloit Corp. (Hand/Machine Tools)	9,112	262,334
RehabCare Group, Inc. * (Healthcare - Services)	5,360	153,886
Reliance Steel & Aluminum Co. (Iron/Steel)	10,184	407,462
Rewards Network, Inc. * (Commercial Services)	8,040	33,446
Riggs National Corp. (Banks)	10,184	194,413
RLI Corp. (Insurance)	8,040	333,258
Robbins & Myers, Inc. (Machinery-Diversified)	4,824	106,176
Rock-Tenn Co. (Forest Products & Paper)	11,256	149,705
RTI International Metals, Inc. * (Mining)	6,968	163,051
Rudolph Technologies, Inc. * (Semiconductors)	5,360	80,722
Russ Berrie & Co., Inc. (Household Products/Wares)	6,432	123,173
Russell Corp. (Apparel)	10,184	184,127
Ryan’s Restaurant Group, Inc. * (Retail)	13,400	194,702
Ryerson Tull, Inc. (Iron/Steel)	8,040	101,867
Savient Pharmaceuticals, Inc. * (Biotechnology)	19,296	53,064
SBS Technologies, Inc. * (Electronics)	4,824	53,788
School Specialty, Inc. * (Retail)	6,968	272,867
Schulman (A.), Inc. (Chemicals)	9,648	168,068
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	4,824	161,844
SCPIE Holdings, Inc. * (Insurance)	3,216	35,472
SEACOR SMIT, Inc. * (Oil & Gas Services)	5,896	375,870
Selective Insurance Group, Inc. (Insurance)	9,112	421,248
Shaw Group, Inc. * (Engineering & Construction)	20,368	444,022
Shopko Stores, Inc. * (Retail)	9,112	202,469
Shurgard Storage Centers, Inc. - Class A (Real Estate Investment Trust)	15,008	615,029
Skyline Corp. (Home Builders)	2,680	103,153
SkyWest, Inc. (Airlines)	18,224	338,784
Skyworks Solutions, Inc. * (Semiconductors)	49,848	316,535
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	9,648	278,538
Sonic Automotive, Inc. (Retail)	13,400	304,314
Sourcecorp * (Commercial Services)	4,824	97,155
South Financial Group, Inc. (Banks)	22,512	687,516

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Southern Union Co. * (Gas)	33,232	834,455
Southwest Gas Corp. (Gas)	11,256	271,945
Sovran Self Storage, Inc. (Real Estate Investment Trust)	4,824	191,175
Spherion Corp. * (Commercial Services)	19,296	144,527
Spinnaker Exploration Co. * (Oil & Gas)	10,720	380,882
SPSS, Inc. * (Software)	5,360	93,210
Stage Stores, Inc. * (Retail)	5,896	226,347
Standard Microsystems Corp. * (Semiconductors)	5,896	102,355
Standard Motor Products, Inc. (Auto Parts & Equipmentment)	6,432	75,254
Standard Pacific Corp. (Home Builders)	10,720	773,877
Standard Register Co. (Household Products/Wares)	9,112	113,444
Standex International Corp. (Miscellaneous Manufacturing)	3,752	102,430
Steel Technologies, Inc. (Iron/Steel)	4,288	102,869
Sterling Bancshares, Inc. (Banks)	14,472	205,502
Sterling Financial Corp. - Spokane * (Savings & Loans)	6,968	248,758
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	9,112	208,574
Stewart Information Services Corp. (Insurance)	5,896	221,218
Stone Energy Corp. * (Oil & Gas)	8,576	416,536
Stride Rite Corp. (Apparel)	11,256	149,705
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	8,576	59,432
Sunrise Assisted Living, Inc. * (Healthcare - Services)	6,432	312,595
Superior Industries International, Inc. (Auto Parts & Equipmentment)	8,576	226,493
Susquehanna Bancshares, Inc. (Banks)	15,008	365,895
Swift Energy Co. * (Oil & Gas)	9,112	259,145
SWS Group, Inc. (Diversified Financial Services)	5,360	85,921
Symmetricom, Inc. * (Telecommunications)	14,472	160,494
TBC Corp. * (Retail)	6,968	194,128
Technitrol, Inc. * (Electronics)	12,864	191,931
Tetra Tech, Inc. * (Environmental Control)	17,688	223,223
Texas Industries, Inc. (Building Materials)	6,968	374,530
The Men’s Wearhouse, Inc. * (Retail)	11,256	475,116
The Steak n Shake Co. * (Retail)	8,576	165,946
Theragenics Corp. * (Pharmaceuticals)	9,648	33,189
Thomas Industries, Inc. (Machinery-Diversified)	5,360	212,470
THQ, Inc. * (Software)	12,328	346,911
Timken Co. (Metal Fabricate/Hardware)	28,944	791,329
Tollgrade Communications, Inc. * (Telecommunications)	4,288	29,587
Tredegar Corp. (Miscellaneous Manufacturing)	12,328	207,850
Triumph Group, Inc. * (Aerospace/Defense)	4,824	187,847
UGI Corp. (Gas)	16,616	754,699
UICI (Insurance)	14,472	350,946
UIL Holdings Corp. (Electric)	4,824	244,336
Ultratech Stepper, Inc. * (Semiconductors)	7,504	109,558
Umpqua Holdings Corp. (Banks)	13,936	325,406
Unisource Energy Corp. (Electric)	10,720	331,998
United Stationers, Inc. * (Distribution/Wholesale)	10,720	485,080
United Surgical Partners International, Inc. * (Healthcare - Services)	9,112	417,056
Universal Forest Products, Inc. (Building Materials)	5,896	229,060
URS Corp. * (Engineering & Construction)	13,936	400,660
USF Corp. (Transportation)	9,112	439,745
Valmont Industries, Inc. (Metal Fabricate/Hardware)	7,504	167,489
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	11,792	448,215
Veeco Instruments, Inc. * (Semiconductors)	9,648	145,202
Veritas DGC, Inc. * (Oil & Gas Services)	10,720	321,171
Verity, Inc. * (Internet)	11,792	111,434
Viad Corp. (Commercial Services)	6,968	187,439
Viasys Healthcare, Inc. * (Healthcare - Products)	9,648	184,084
Vicor Corp. (Electrical Components & Equipment)	13,400	139,896

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Vital Signs, Inc. (Healthcare - Products)	3,752	149,667
Volt Information Sciences, Inc. * (Commercial Services)	4,824	116,500
W-H Energy Services, Inc. * (Oil & Gas Services)	9,112	218,050
Waste Connections, Inc. * (Environmental Control)	15,008	521,528
Watsco, Inc. (Distribution/Wholesale)	8,576	361,050
Watts Industries, Inc. - Class A (Electronics)	10,184	332,100
Wellman, Inc. (Chemicals)	10,184	147,261
Whitney Holding Corp. (Banks)	13,400	596,434
Wilson Greatbatch Technologies, Inc. * (Electrical Components &	6,968	127,096
Equipment)
Wolverine Tube, Inc. * (Metal Fabricate/Hardware)	4,824	43,175
Woodward Governor Co. (Electronics)	3,752	269,018
Zale Corp. * (Retail)	16,080	477,897
Zenith National Insurance Corp. (Insurance)	6,432	333,564

TOTAL COMMON STOCKS (Cost $63,104,110)		80,590,618

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $171,012 (Collateralized by $175,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $174,813)	$171,000	171,000

TOTAL REPURCHASE AGREEMENTS (Cost $171,000)		171,000

TOTAL INVESTMENT SECURITES (Cost $63,275,110) - 100.4%		$80,761,618

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $122,880)	2	$(3,055)

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Aerospace/Defense	2.3%
Agriculture	0.1%
Airlines	0.7%
Apparel	0.9%
Auto Parts & Equipment	0.4%
Banks	5.9%
Biotechnology	0.3%
Building Materials	1.4%
Chemicals	1.8%
Commercial Services	3.8%
Computers	1.1%
Distribution/Wholesale	2.6%
Diversified Financial Services	0.9%
Electric	2.8%
Electrical Components & Equipment	1.0%
Electronics	5.1%
Engineering & Construction	1.5%
Entertainment	0.3%
Environmental Control	1.2%
Food	2.8%
Forest Products & Paper	0.8%
Gas	4.6%
Hand/Machine Tools	0.3%
Healthcare-Products	2.0%
Healthcare-Services	2.4%
Home Builders	2.6%
Home Furnishings	0.5%
Household Products/Wares	0.3%
Housewares	0.3%
Insurance	3.9%
Internet	0.6%
Iron/Steel	1.4%
Leisure Time	0.4%
Lodging	0.6%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	2.5%
Media	0.1%
Metal Fabricate/Hardware	3.1%
Mining	0.7%
Miscellaneous Manufacturing	2.3%
Office/Business Equipment	0.2%
Oil & Gas	1.3%
Oil & Gas Services	2.5%
Packaging & Containers	0.2%
Pharmaceuticals	1.6%
Real Estate Investment Trust	4.3%
Retail	9.5%
Saving & Loans	3.9%
Semiconductors	3.6%
Software	1.6%
Storage/Warehousing	0.2%
Telecommunications	2.1%
Textiles	0.4%
Toys/Games/Hobbies	0.4%
Transportation	1.7%
Water	0.2%
Other**	0.2%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Small-Cap Growth

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (100.7%)
Aaron Rents, Inc. (Commercial Services)	14,238	$284,760
Acuity Brands, Inc. (Miscellaneous Manufacturing)	12,204	329,508
Administaff, Inc. (Commercial Services)	7,458	108,887
Advanced Medical Optics, Inc. * (Healthcare-Products)	10,170	368,256
ADVO, Inc. (Advertising)	8,814	330,084
Altiris, Inc. * (Software)	7,458	177,873
AMCOL International Corp. (Mining)	8,136	152,631
Amedisys, Inc. * (Healthcare-Services)	4,068	123,057
American Healthways, Inc. * (Healthcare-Services)	9,492	313,426
American Medical Systems Holdings, Inc. * (Healthcare-Products)	18,704	321,335
AMERIGROUP Corp. * (Healthcare-Services)	14,238	520,540
AmSurg Corp. * (Healthcare-Services)	8,136	205,841
ANSYS, Inc. * (Software)	8,814	301,527
Applied Signal Technology, Inc. (Telecommunications)	3,390	77,631
Arbitron, Inc. (Commercial Services)	8,814	378,122
Arctic Cat, Inc. (Leisure Time)	5,424	146,773
Argosy Gaming Co. * (Entertainment)	8,136	373,605
Armor Holdings, Inc. * (Aerospace/Defense)	9,492	352,058
Artesyn Technologies, Inc. * (Electrical Components & Equipment)	10,848	94,486
ArthroCare Corp. * (Healthcare-Products)	6,780	193,230
ATMI, Inc. * (Semiconductors)	8,814	220,703
Atwood Oceanics, Inc. * (Oil & Gas)	4,068	270,685
Avid Technology, Inc. * (Software)	9,492	513,707
Baldor Electric Co. (Hand/Machine Tools)	9,492	244,989
Bally Total Fitness Holding Corp. * (Leisure Time)	9,492	33,032
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	16,950	294,930
BEI Technologies, Inc. (Electronics)	4,068	97,510
Biolase Technology, Inc. (Healthcare-Products)	6,780	57,630
Biosite Diagnostics, Inc. * (Healthcare-Products)	4,746	246,934
Brady Corp. - Class A (Electronics)	13,560	438,666
Cabot Oil & Gas Corp. (Oil & Gas)	8,814	486,092
CACI International, Inc. - Class A * (Computers)	8,136	449,351
Cal Dive International, Inc. * (Oil & Gas Services)	10,848	491,414
CARBO Ceramics, Inc. (Oil & Gas Services)	4,746	332,932
Carreker Corp. * (Computers)	6,780	38,036
Catapult Communications Corp. * (Computers)	4,068	86,852
CEC Entertainment, Inc. * (Retail)	10,170	372,222
Centene Corp. * (Healthcare-Services)	11,526	345,665
Ceradyne, Inc. * (Miscellaneous Manufacturing)	6,780	151,669
Cerner Corp. * (Software)	10,170	534,027
Champion Enterprises, Inc. * (Home Builders)	20,340	191,196
Christopher & Banks Corp. (Retail)	10,170	178,992
Cimarex Energy Co. * (Oil & Gas)	11,526	449,514
Clarcor, Inc. (Miscellaneous Manufacturing)	7,458	387,518
Cleveland-Cliffs, Inc. (Iron/Steel)	6,102	444,653
Cognex Corp. (Machinery-Diversified)	12,882	320,504
Coinstar, Inc. * (Commercial Services)	6,780	143,736
Commonwealth Telephone Enterprises, Inc. * (Telecommunications)	6,102	287,649
Connetics Corp. * (Pharmaceuticals)	10,170	257,199
Cooper Cos., Inc. (Healthcare-Products)	12,204	889,672
Cost Plus, Inc. * (Retail)	6,102	164,022
CPI Corp. (Commercial Services)	2,034	30,713
CryoLife, Inc. * (Biotechnology)	6,780	41,968
Cuno, Inc. * (Miscellaneous Manufacturing)	4,746	243,897
Cyberonics, Inc. * (Healthcare-Products)	6,780	299,473

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Daktronics, Inc. * (Electronics)	5,424	117,430
Delta & Pine Land Co. (Agriculture)	10,848	292,896
Deltic Timber Corp. (Forest Products & Paper)	3,390	132,549
Dendrite International, Inc. * (Software)	11,526	161,825
Diagnostic Products Corp. (Healthcare-Products)	8,136	392,969
Digi International, Inc. * (Software)	6,102	83,719
Dionex Corp. * (Electronics)	6,102	332,559
East-West Bancorp, Inc. (Banks)	14,916	550,698
EDO Corp. (Aerospace/Defense)	5,424	162,991
eFunds Corp. * (Software)	13,560	302,659
EGL, Inc. * (Transportation)	14,238	324,626
Electronics Boutique Holdings Corp. * (Retail)	6,780	291,337
ElkCorp (Building Materials)	5,424	208,607
Energen Corp. (Gas)	10,170	677,322
Engineered Support Systems, Inc. (Aerospace/Defense)	7,458	399,152
Enzo Biochem, Inc. * (Biotechnology)	8,814	127,098
Essex Property Trust, Inc. (Real Estate Investment Trust)	6,780	467,413
Ethan Allen Interiors, Inc. (Home Furnishings)	10,170	325,440
FactSet Research Systems, Inc. (Computers)	13,560	447,616
Filenet Corp. * (Software)	11,526	262,562
First BanCorp (Banks)	11,526	486,974
First Midwest Bancorp, Inc. (Banks)	12,882	418,407
Fleetwood Enterprises, Inc. * (Home Builders)	15,594	135,668
FLIR Systems, Inc. * (Electronics)	19,662	595,758
Florida Rock Industries, Inc. (Building Materials)	12,204	717,839
Forward Air Corp. (Transportation)	6,102	259,823
Fossil, Inc. * (Household Products/Wares)	20,340	527,314
Frontier Oil Corp. (Oil & Gas)	7,458	270,427
GenCorp, Inc. (Aerospace/Defense)	15,594	311,880
Genesco, Inc. * (Retail)	6,102	173,419
Georgia Gulf Corp. (Chemicals)	9,492	436,442
Global Imaging Systems, Inc. * (Office/Business Equipment)	6,780	240,419
Global Payments, Inc. (Software)	10,848	699,589
Guitar Center, Inc. * (Retail)	7,458	408,922
Haemonetics Corp. * (Healthcare-Products)	7,458	314,429
Harland (John H.) Co. (Household Products/Wares)	8,136	279,553
Harmonic, Inc. * (Telecommunications)	20,340	194,450
Headwaters, Inc. * (Energy - Alternate Sources)	11,526	378,283
Heartland Express, Inc. (Transportation)	21,018	402,495
Heidrick & Struggles International, Inc. * (Commercial Services)	5,424	199,440
Helix Technology Corp. (Semiconductors)	7,458	115,375
Hibbett Sporting Goods, Inc. * (Retail)	6,780	203,671
Hilb, Rogal, & Hamilton Co. (Insurance)	10,170	364,086
Hologic, Inc. * (Healthcare-Products)	6,102	194,501
Hot Topic, Inc. * (Retail)	12,882	281,472
Hudson United Bancorp (Banks)	12,882	454,091
Hydril Co. * (Oil & Gas Services)	6,780	396,020
Hyperion Solutions Corp. * (Software)	11,526	508,412
IDEX Corp. (Machinery-Diversified)	14,238	574,504
IDEXX Laboratories, Inc. * (Healthcare-Products)	9,492	514,087
IHOP Corp. (Retail)	5,424	258,616
Immucor, Inc. * (Healthcare-Products)	12,882	388,908
Integra LifeSciences Holdings * (Biotechnology)	8,136	286,550
Inter-Tel, Inc. (Software)	7,458	182,721
Interface, Inc. - Class A * (Office Furnishings)	14,916	101,727
Intermagnetics General Corp. * (Electrical Components & Equipment)	7,458	181,528
Internet Security Systems, Inc. * (Internet)	12,882	235,741
J2 Global Communications, Inc. * (Internet)	6,780	232,622
JLG Industries, Inc. (Machinery - Construction & Mining)	14,238	306,829
K-Swiss, Inc. - Class A (Apparel)	9,492	313,521
Kaydon Corp. (Metal Fabricate/Hardware)	8,136	255,470
Keithley Instruments, Inc. (Electronics)	4,746	76,553

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Kensey Nash Corp. * (Healthcare-Products)	3,390	91,801
Kilroy Realty Corp. (Real Estate Investment Trust)	8,136	332,844
Kirby Corp. * (Transportation)	6,780	284,963
Knight Transportation, Inc. (Transportation)	16,272	401,430
Kronos, Inc. * (Computers)	8,814	450,483
Kulicke & Soffa Industries, Inc. * (Semiconductors)	14,238	89,557
LabOne, Inc. * (Healthcare-Services)	4,746	163,642
Labor Ready, Inc. * (Commercial Services)	12,204	227,605
Lance, Inc. (Food)	8,136	130,746
Landstar System, Inc. * (Transportation)	16,950	555,113
Lawson Products, Inc. (Metal Fabricate/Hardware)	2,712	126,922
LCA-Vision, Inc. (Healthcare-Products)	5,424	180,619
Lindsay Manufacturing Co. (Machinery-Diversified)	3,390	64,681
Littelfuse, Inc. * (Electrical Components & Equipment)	6,102	174,822
Lone Star Technologies, Inc. * (Oil & Gas Services)	8,136	320,802
Macdermid, Inc. (Chemicals)	8,814	286,455
Manhattan Associates, Inc. * (Computers)	8,814	179,541
Manitowoc Co. (Machinery-Diversified)	8,136	328,613
ManTech International Corp. - Class A * (Software)	8,814	203,339
Massey Energy Co. (Coal)	21,696	868,708
Medicis Pharmaceutical Corp. (Pharmaceuticals)	15,594	467,508
Mentor Corp. (Healthcare-Products)	11,526	369,985
Mercury Computer Systems, Inc. * (Computers)	6,102	168,293
Merit Medical Systems, Inc. * (Healthcare-Products)	7,458	89,421
Meritage Homes Corp. * (Home Builders)	7,458	439,425
MGI Pharma, Inc. * (Pharmaceuticals)	20,340	513,991
Micros Systems, Inc. * (Computers)	10,848	398,230
Microsemi Corp. * (Semiconductors)	16,950	276,116
Midas, Inc. * (Commercial Services)	4,746	108,351
Milacron, Inc. * (Hand/Machine Tools)	13,560	41,358
MTS Systems Corp. (Computers)	5,424	157,459
Napster, Inc. * (Software)	12,204	79,448
Nara Bancorp, Inc. (Banks)	6,780	95,259
Nature’s Sunshine Products, Inc. (Pharmaceuticals)	4,068	69,848
NBTY, Inc. * (Pharmaceuticals)	18,984	476,309
Neenah Paper, Inc. (Forest Products & Paper)	4,068	136,766
New Century Financial Corp. (Real Estate Investment Trust)	15,594	730,111
New Jersey Resources Corp. (Gas)	7,458	324,647
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	6,780	114,989
NVR, Inc. * (Home Builders)	2,034	1,596,690
Odyssey Healthcare, Inc. * (Healthcare-Services)	9,492	111,626
Omnova Solutions, Inc. * (Chemicals)	11,526	61,895
OshKosh B’Gosh, Inc. - Class A (Apparel)	3,390	103,395
Oshkosh Truck Corp. (Auto Manufacturers)	10,170	833,838
Oxford Industries, Inc. (Apparel)	4,746	173,656
P.F. Chang’s China Bistro, Inc. * (Retail)	7,458	445,988
Panera Bread Co. * (Retail)	8,814	498,255
Papa John’s International, Inc. * (Retail)	4,746	164,781
Patina Oil & Gas Corp. (Oil & Gas)	20,340	813,600
Penn Virginia Corp. (Oil & Gas)	5,424	248,962
Petroleum Development * (Oil & Gas)	4,746	178,877
Pharmaceutical Product Development, Inc. * (Commercial Services)	16,272	788,379
Philadelphia Consolidated Holding Corp. * (Insurance)	6,102	473,088
Phillips-Van Heusen Corp. (Apparel)	8,814	234,805
Polaris Industries, Inc. (Leisure Time)	12,204	857,088
PolyMedica Corp. (Healthcare-Products)	8,136	258,399
Possis Medical, Inc. * (Healthcare-Products)	4,746	39,724
Power Integrations, Inc. * (Semiconductors)	8,814	184,124
PrivateBancorp, Inc. (Banks)	5,424	170,368
Progress Software Corp. * (Software)	10,170	266,657
Quiksilver, Inc. * (Apparel)	16,272	472,376
Ralcorp Holdings, Inc. (Food)	8,136	385,240

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
RARE Hospitality International, Inc. * (Retail)	9,492	293,113
Rayovac Corp. * (Electrical Components & Equipment)	14,238	592,301
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	15,594	79,685
Remington Oil & Gas Corp. * (Oil & Gas)	8,136	256,447
Republic Bancorp, Inc. (Banks)	19,662	266,223
ResMed, Inc. * (Healthcare-Products)	9,492	535,349
Respironics, Inc. * (Healthcare-Products)	10,170	592,606
Rogers Corp. * (Electronics)	4,746	189,840
Roper Industries, Inc. (Miscellaneous Manufacturing)	12,204	799,361
Sanderson Farms, Inc. (Food)	5,424	234,371
ScanSource, Inc. * (Distribution/Wholesale)	3,390	175,704
SCP Pool Corp. (Distribution/Wholesale)	14,916	475,223
Select Comfort Corp. * (Retail)	10,170	207,875
SERENA Software, Inc. * (Software)	12,204	289,967
SFBC International, Inc. * (Commercial Services)	4,746	167,249
Shuffle Master, Inc. * (Entertainment)	10,170	294,523
Sierra Health Services, Inc. * (Healthcare-Services)	7,458	476,119
Simpson Manufacturing Co., Inc. (Building Materials)	13,560	419,004
Sonic Corp. * (Retail)	16,950	566,130
Sonic Solutions * (Electronics)	6,780	102,039
Southwest Bancorporation of Texas, Inc. (Banks)	19,662	360,798
Southwestern Energy Co. * (Oil & Gas)	10,170	577,249
St. Mary Land & Exploration Co. (Oil & Gas)	8,136	407,207
StarTek, Inc. (Commercial Services)	4,068	68,342
Stein Mart, Inc. * (Retail)	12,204	274,590
Supertex, Inc. * (Semiconductors)	3,390	62,071
SurModics, Inc. * (Healthcare-Products)	5,424	173,080
Sybron Dental Special, Inc. * (Healthcare-Products)	11,526	413,783
Synaptics, Inc. * (Computers)	7,458	173,026
Take-Two Interactive Software, Inc. * (Software)	12,882	503,686
TALX Corp. (Computers)	6,102	110,812
Teledyne Technologies, Inc. * (Aerospace/Defense)	9,492	297,100
TETRA Technologies, Inc. * (Oil & Gas Services)	6,102	173,541
The Cato Corp. - Class A (Retail)	6,102	196,790
The Children’s Place Retail Stores, Inc. * (Retail)	7,458	356,120
The Finish Line, Inc. - Class A (Retail)	13,560	313,914
The Nautilus Group, Inc. (Leisure Time)	9,492	225,530
Thomas Nelson, Inc. (Media)	4,068	96,208
Too, Inc. * (Retail)	9,492	234,168
Toro Co. (Housewares)	6,102	540,027
Tractor Supply Co. * (Retail)	10,848	473,515
Triarc Cos., Inc. (Retail)	18,306	253,172
Trimble Navigation, Ltd. * (Electronics)	14,916	504,310
TrustCo Bank Corp. NY (Banks)	21,018	241,497
UCBH Holdings, Inc. (Banks)	12,882	513,991
Unit Corp. * (Oil & Gas)	12,882	581,880
United Bankshares, Inc. (Banks)	12,204	404,441
United Natural Foods, Inc. * (Food)	11,526	329,989
Vertrue, Inc. * (Commercial Services)	2,712	96,113
ViaSat, Inc. * (Telecommunications)	7,458	139,390
Vintage Petroleum, Inc. (Oil & Gas)	18,306	575,907
Wabash National Corp. (Auto Manufacturers)	8,814	215,062
Watson Wyatt & Co. Holdings (Commercial Services)	9,492	258,182
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	14,916	210,912
WD-40 Co. (Household Products/Wares)	4,746	154,198
WebEx Communications, Inc. * (Internet)	12,882	278,122
Websense, Inc. * (Internet)	6,780	364,764
Winnebago Industries, Inc. (Home Builders)	9,492	299,947
Wintrust Financial Corp. (Banks)	6,102	287,343
WMS Industries, Inc. * (Leisure Time)	8,814	248,202
Wolverine World Wide, Inc. (Apparel)	16,272	348,709
World Acceptance Corp. * (Diversified Financial Services)	5,424	138,420
X-Rite, Inc. (Electronics)	6,102	91,774

TOTAL COMMON STOCKS (Cost $54,824,993)		74,594,408

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.4%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $333,023 (Collaterallized by $341,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $340,635)	$333,000	333,000

TOTAL REPURCHASE AGREEMENTS (Cost $333,000)		333,000

TOTAL INVESTMENT SECURITIES (Cost $55,157,993) - 101.1%		$74,927,408

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $122,880)	2	$(3,055)

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.4%
Aerospace/Defense	2.1%
Agriculture	0.4%
Apparel	2.2%
Auto Manufacturers	1.4%
Banks	5.7%
Biotechnology	0.7%
Building Materials	1.8%
Chemicals	1.1%
Coal	1.2%
Commercial Services	3.9%
Computers	3.6%
Distribution/Wholesale	0.9%
Diversified Financial Services	0.2%
Electrical Components & Equipment	1.4%
Electronics	3.4%
Energy-Alternate Sources	0.5%
Entertainment	0.9%
Food	1.5%
Forest Products & Paper	0.6%
Gas	1.4%
Hand/Machine Tools	0.4%
Healthcare-Products	9.4%
Healthcare-Services	3.1%
Home Builders	3.6%
Home Furnishings	0.4%
Household Products/Wares	1.3%
Housewares	0.7%
Insurance	1.1%
Internet	1.5%
Iron/Steel	0.6%
Leisure Time	2.0%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	1.7%
Media	0.1%
Metal Fabricate/Hardware	0.5%
Mining	0.2%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.1%
Office/Business Equipment	0.3%
Oil & Gas	7.0%
Oil & Gas Services	2.3%
Pharmaceuticals	2.6%
Real Estate Investment Trust	2.1%
Retail	9.0%
Savings & Loans	0.4%
Semiconductor	1.3%
Software	6.8%
Telecommunications	0.9%
Transportation	3.0%
Other**	0.4%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Asia 30

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.6%)
Aluminum Corporation of China, Ltd.ADR (Mining)	11,844	$693,111
AU Optronics Corp.ADR (Electronics)	38,101	558,561
BHP Billiton, Ltd.ADR (Mining)	85,176	2,383,224
China Mobile (Hong Kong), Ltd. ADR (Telecommunications)	154,728	2,539,087
China Petroleum and Chemical Corp. (Oil & Gas)	56,952	2,321,933
China Telecom Corp., Ltd.ADR * (Telecommunications)	39,312	1,369,631
China Unicom, Ltd.ADR (Telecommunications)	101,052	780,121
China Yuchai International, Ltd.ADR * (Auto Parts & Equipmentment)	31,248	263,733
Chinadotcom Corp. - Class A * (Internet)	77,364	242,923
Chunghwa Telecom Company, Ltd.ADR (Telecommunications)	57,960	1,228,172
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	27,720	475,121
Flextronics International, Ltd. * (Electronics)	46,620	561,305
Huaneng Power International, Inc.ADR (Electric)	25,200	744,408
Icici Bank, Ltd.ADR (Banks)	42,840	887,645
Infosys Technologies, Ltd.ADR (Software)	20,160	1,486,397
Kookmin BankADR * (Banks)	23,184	1,035,166
Korea Electric Power Corp.ADR (Electric)	81,900	1,100,736
KT Corp.ADR (Telecommunications)	43,596	929,031
Nam Tai Electronics, Inc. (Electronics)	29,178	776,134
National Australia Bank, Ltd.ADR (Banks)	13,356	1,465,820
Netease.com, Inc.ADR * (Internet)	13,104	631,744
PetroChina Company, Ltd.ADR (Oil & Gas)	64,008	4,046,586
POSCOADR (Iron/Steel)	26,460	1,306,066
Satyam Computer Services, Ltd.ADR (Software)	30,240	706,406
SINA Corp. * (Internet)	19,152	594,861
SK Telecom Co., Ltd.ADR (Telecommunications)	46,368	914,377
Sohu.com, Inc. * (Internet)	30,996	544,910
Taiwan Semiconductor Manufacturing.Co., Ltd.ADR (Semiconductors)	198,952	1,687,113
Tommy Hilfiger Corp. * (Apparel)	34,776	406,879
United Microelectronics Corp.ADR * (Semiconductors)	204,512	689,205

TOTAL COMMON STOCKS (Cost $23,136,588)		33,370,406

	Principal Amount
Repurchase Agreements (1.3%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $425,029 (Collateralized by $434,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $433,535)	$425,000	425,000

TOTAL REPURCHASE AGREEMENTS (Cost $425,000)		425,000

TOTAL INVESTMENT SECURITIES (Cost $23,561,588) - 100.9%		$33,795,406

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Asia 30 invested, as a percentage of net assets, in the following industries, as of March 31 2005:

Apparel	1.2%
Auto Part & Equipment	0.8%
Banks	10.1%
Electric	5.5%
Electronics	5.7%
Internet	6.0%
Iron/Steel	3.9%
Mining	9.2%
Oil & Gas	19.0%
Pharmaceuticals	1.4%
Semiconductors	7.1%
Software	6.5%
Telecommunications	23.2%
Other**	1.3%

ProFund VP Asia 30 invested, as a percentage of net assets, in the following countries, as of March 31 2005:

Australia	11.5%
China	36.1%
Hong Kong	14.2%
India	7.9%
Korea	15.8%
Singapore	1.7%
Taiwan	12.4%
United States**	1.3%

**	Includes non-equity securities

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Europe 30

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.4%)
Alcatel SAADR * (Telecommunications)	112,636	$1,359,517
Alcon, Inc. (Healthcare - Products)	23,304	2,080,814
ASM Lithography Holding N.V. * (Semiconductors)	91,274	1,530,665
AstraZeneca PLCADR (Pharmaceuticals)	61,173	2,418,169
Autoliv, Inc. (Auto Parts & Equipmentment)	31,072	1,480,581
BP Amoco PLCADR (Oil & Gas)	100,984	6,301,401
DaimlerChrysler AG (Auto Manufacturers)	49,521	2,214,579
Diageo PLCADR (Beverages)	38,840	2,209,996
Elan Corp. PLCADR * (Pharmaceuticals)	66,028	213,931
Ericsson (LM) Telephone Co. ADR * (Telecommunications)	82,535	2,327,487
Flamel TechnologiesADR * (Pharmaceuticals)	47,579	615,672
GlaxoSmithKline PLCADR (Pharmaceuticals)	92,245	4,235,890
HSBC Holdings PLC ADR (Banks)	63,115	5,011,331
Infineon TechnologiesADR * (Semiconductors)	114,578	1,094,220
Koninklijke (Royal) Philips Electronic NVADR (Electronics)	74,767	2,057,588
Nokia OYJADR (Telecommunications)	191,287	2,951,558
Novartis AGADR (Pharmaceuticals)	86,419	4,042,681
Rio Tinto PLC (Mining)	19,420	2,519,745
Royal Dutch Petroleum Co. ADR (Oil & Gas)	69,912	4,197,516
Ryanair Holdings PLC ADR * (Airlines)	40,782	1,785,028
Sanofi-Aventis ADR (Pharmaceuticals)	95,158	4,028,990
SAP AGADR (Software)	60,202	2,412,896
Shell Transport & Trading Co. ADR (Oil & Gas)	63,115	3,430,931
Siemens AGADR (Miscellaneous Manufacturing)	35,927	2,840,389
STMicroelectronics NVADR (Semiconductors)	76,709	1,277,972
Total Fina SAADR (Oil & Gas)	40,782	4,780,874
UBS AG (Banks)	42,724	3,605,906
Unilever NVADR (Food)	31,072	2,125,946
Vodafone Group PLCADR (Telecommunications)	194,200	5,157,952
Willis Group Holdings, Ltd. (Insurance)	37,869	1,396,230

TOTAL COMMON STOCKS (Cost $56,087,411)		81,706,455

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $282,019 (Collateralized by $288,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $287,692)	$282,000	282,000

TOTAL REPURCHASE AGREEMENTS (Cost $282,000)		282,000

TOTAL INVESTMENT SECURITIES (Cost $56,369,412) - 99.7%		$81,988,455

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $59,138)	1	$1,546

Futures Contracts Purchased

S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $295,800)	1	1,971

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Airlines	2.2%
Auto Manufacturers	2.7%
Auto Parts & Equipment	1.8%
Banks	10.5%
Beverages	2.7%
Electronics	2.5%
Food	2.6%
Healthcare-Products	2.5%
Insurance	1.7%
Mining	3.1%
Miscellaneous Manufacturing	3.5%
Oil & Gas	22.8%
Pharmaceuticals	18.9%
Semiconductors	4.7%
Software	2.9%
Telecommunications	14.3%
Other **	0.3%

ProFund VP Europe 30 invested, as a percentage of net assets, in the following countries, as of March 31, 2005:

Finland	3.6%
France	13.1%
Germany	10.4%
Ireland	2.4%
Netherlands	12.0%
Sweden	4.6%
Switzerland	13.5%
United Kingdom	39.8%
United States**	0.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Japan

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (56.4%)
Federal Farm Credit Bank, 2.20%, 4/1/05	$4,485,000	$4,485,000
Federal Home Loan Bank, 2.20%, 4/1/05	4,485,000	4,485,000
Federal Home Loan Mortgage Corp., 2.20%, 4/1/05	4,485,000	4,485,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,455,000)		13,455,000

Repurchase Agreements (37.6%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $4,483,305 (Collateralized by $4,575,000 Federal Home Loan Mortgage Corp., 2.97%, 4/5/05, market value $4,573,116)	4,483,000	4,483,000
UMB Bank, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $4,485,305 ( Collateralized by $4,440,000 U. S. Treasury Notes, 6.75%, 5/15/05, market value $4,574,755)	4,485,000	4,485,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,968,000)		8,968,000

	Contracts
Options Purchased (2.6%)
Nikkei 225 Futures Call Option expiring June 2005 @ $5,500	20	609,500

TOTAL OPTIONS PURCHASED (Cost $635,080)		609,500

TOTAL INVESTMENT SECURITIES (Cost $23,058,080) - 96.6%		$23,032,500

Percentages indicated are based on net assets as of March 31, 2005.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring June 2005 (Underlying face amount at value $22,842,150)	394	$(494,971)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraBull

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (83.1%)
3M Co. (Miscellaneous Manufacturing)	4,290	$367,610
Abbott Laboratories (Pharmaceuticals)	8,670	404,195
ACE, Ltd. (Insurance)	1,590	65,619
ADC Telecommunications, Inc. * (Telecommunications)	4,530	9,015
Adobe Systems, Inc. (Software)	1,350	90,680
Advanced Micro Devices, Inc. * (Semiconductors)	2,190	35,303
AES Corp. * (Electric)	3,600	58,968
Aetna, Inc. (Healthcare-Services)	1,650	123,668
Affiliated Computer Services, Inc. - Class A * (Computers)	720	38,333
AFLAC, Inc. (Insurance)	2,790	103,955
Agilent Technologies, Inc. * (Electronics)	2,400	53,281
Air Products & Chemicals, Inc. (Chemicals)	1,260	79,745
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	480	22,973
Albertson’s, Inc. (Food)	2,040	42,126
Alcoa, Inc. (Mining)	4,860	147,696
Allegheny Energy, Inc. * (Electric)	780	16,115
Allegheny Technologies, Inc. (Iron/Steel)	510	12,296
Allergan, Inc. (Pharmaceuticals)	720	50,018
Allied Waste Industries, Inc. * (Environmental Control)	1,500	10,965
Allstate Corp. (Insurance)	3,780	204,347
Alltel Corp. (Telecommunications)	1,680	92,148
Altera Corp. * (Semiconductors)	2,070	40,945
Altria Group, Inc. (Agriculture)	11,520	753,294
Ambac Financial Group, Inc. (Insurance)	600	44,850
Amerada Hess Corp. (Oil & Gas)	480	46,181
Ameren Corp. (Electric)	1,080	52,931
American Electric Power, Inc. (Electric)	2,130	72,548
American Express Co. (Diversified Financial Services)	6,540	335,960
American International Group, Inc. (Insurance)	14,520	804,552
American Power Conversion Corp. (Electrical Components & Equipment)	990	25,849
American Standard Cos. (Building Materials)	990	46,015
AmerisourceBergen Corp. (Pharmaceuticals)	630	36,093
Amgen, Inc. * (Biotechnology)	6,990	406,887
AmSouth Bancorp (Banks)	1,980	51,381
Anadarko Petroleum Corp. (Oil & Gas)	1,320	100,452
Analog Devices, Inc. (Semiconductors)	2,070	74,810
Andrew Corp. * (Telecommunications)	900	10,539
Anheuser-Busch Cos., Inc. (Beverages)	4,320	204,725
AON Corp. (Insurance)	1,770	40,427
Apache Corp. (Oil & Gas)	1,830	112,051
Apartment Investment and Management Co. - Class A (Real Estate Investment Trust)	540	20,088
Apollo Group, Inc. - Class A * (Commercial Services)	930	68,876
Apple Computer, Inc. * (Computers)	4,560	190,015
Applera Corp. - Applied Biosystems Group (Electronics)	1,080	21,319
Applied Materials, Inc. * (Semiconductors)	9,300	151,125
Applied Micro Circuits Corp. * (Semiconductors)	1,710	5,626
Archer-Daniels-Midland Co. (Agriculture)	3,480	85,538
Archstone-Smith Trust (Real Estate Investment Trust)	1,110	37,862
Ashland, Inc. (Chemicals)	360	24,289
AT&T Corp. (Telecommunications)	4,470	83,813
Autodesk, Inc. (Software)	1,290	38,390

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Automatic Data Processing, Inc. (Software)	3,240	145,638
AutoNation, Inc. * (Retail)	1,260	23,864
AutoZone, Inc. * (Retail)	390	33,423
Avaya, Inc. * (Telecommunications)	2,670	31,186
Avery Dennison Corp. (Household Products/Wares)	570	35,300
Avon Products, Inc. (Cosmetics/Personal Care)	2,640	113,362
Baker Hughes, Inc. (Oil & Gas Services)	1,890	84,086
Ball Corp. (Packaging & Containers)	600	24,888
Bank of America Corp. (Banks)	22,590	996,219
Bank of New York Co., Inc. (Banks)	4,350	126,368
Bard (C.R.), Inc. (Healthcare-Products)	570	38,806
Bausch & Lomb, Inc. (Healthcare-Products)	300	21,990
Baxter International, Inc. (Healthcare-Products)	3,450	117,231
BB&T Corp. (Banks)	3,060	119,585
Bear Stearns Cos., Inc. (Diversified Financial Services)	630	62,937
Becton, Dickinson & Co. (Healthcare-Products)	1,410	82,372
Bed Bath & Beyond, Inc. * (Retail)	1,680	61,387
BellSouth Corp. (Telecommunications)	10,200	268,158
Bemis Co., Inc. (Packaging & Containers)	600	18,672
Best Buy Co., Inc. (Retail)	1,650	89,117
Big Lots, Inc. * (Retail)	630	7,573
Biogen Idec, Inc. * (Biotechnology)	1,860	64,189
Biomet, Inc. (Healthcare-Products)	1,410	51,183
BJ Services Co. (Oil & Gas Services)	900	46,692
Black & Decker Corp. (Hand/Machine Tools)	450	35,546
BMC Software, Inc. * (Software)	1,230	18,450
Boeing Co. (Aerospace/Defense)	4,650	271,839
Boston Scientific Corp. * (Healthcare-Products)	4,230	123,897
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,890	277,259
Broadcom Corp. - Class A * (Semiconductors)	1,620	48,470
Brown-Forman Corp. (Beverages)	510	27,923
Brunswick Corp. (Leisure Time)	540	25,299
Burlington Northern Santa Fe Corp. (Transportation)	2,100	113,253
Burlington Resources, Inc. (Oil & Gas)	2,160	108,151
Calpine Corp. * (Electric)	2,970	8,316
Campbell Soup Co. (Food)	1,800	52,236
Capital One Financial Corp. (Diversified Financial Services)	1,380	103,183
Cardinal Health, Inc. (Pharmaceuticals)	2,430	135,594
Caremark Rx, Inc. * (Pharmaceuticals)	2,550	101,439
Carnival Corp. (Leisure Time)	2,940	152,321
Caterpillar, Inc. (Machinery-Construction & Mining)	1,920	175,565
Cendant Corp. (Commercial Services)	5,880	120,774
CenterPoint Energy, Inc. (Electric)	1,620	19,489
Centex Corp. (Home Builders)	720	41,234
CenturyTel, Inc. (Telecommunications)	750	24,630
ChevronTexaco Corp. (Oil & Gas)	11,730	683,976
Chiron Corp. * (Biotechnology)	810	28,399
Chubb Corp. (Insurance)	1,080	85,612
CIENA Corp. * (Telecommunications)	3,180	5,470
CIGNA Corp. (Insurance)	720	64,296
Cincinnati Financial Corp. (Insurance)	900	39,249
Cinergy Corp. (Electric)	1,080	43,762
Cintas Corp. (Textiles)	840	34,700
Circuit City Stores, Inc. (Retail)	1,080	17,334
Cisco Systems, Inc. * (Telecommunications)	36,000	644,039
CIT Group, Inc. (Diversified Financial Services)	1,170	44,460
Citigroup, Inc. (Diversified Financial Services)	29,100	1,307,753
Citizens Communications Co. (Telecommunications)	1,860	24,068
Citrix Systems, Inc. * (Software)	930	22,153

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Clear Channel Communications, Inc. (Media)	2,940	101,342
Clorox Co. (Household Products/Wares)	840	52,912
CMS Energy Corp. * (Electric)	1,080	14,083
Coach, Inc. * (Apparel)	1,080	61,160
Coca-Cola Co. (Beverages)	12,630	526,291
Coca-Cola Enterprises, Inc. (Beverages)	1,950	40,014
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,940	153,380
Comcast Corp. - Special Class A * (Media)	12,330	416,507
Comerica, Inc. (Banks)	960	52,877
Compass Bancshares, Inc. (Banks)	690	31,326
Computer Associates International, Inc. (Software)	2,988	80,975
Computer Sciences Corp. * (Computers)	1,050	48,143
Compuware Corp. * (Software)	2,160	15,552
Comverse Technology, Inc. * (Telecommunications)	1,110	27,994
ConAgra Foods, Inc. (Food)	2,880	77,818
ConocoPhillips (Oil & Gas)	3,870	417,341
Consolidated Edison, Inc. (Electric)	1,350	56,943
Constellation Energy Group, Inc. (Electric)	990	51,183
Convergys Corp. * (Commercial Services)	780	11,645
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	510	36,475
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	390	7,160
Corning, Inc. * (Telecommunications)	7,860	87,482
Costco Wholesale Corp. (Retail)	2,640	116,635
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,240	105,170
CSX Corp. (Transportation)	1,200	49,980
Cummins, Inc. (Machinery-Diversified)	240	16,884
CVS Corp. (Retail)	2,220	116,816
Dana Corp. (Auto Parts & Equipment)	840	10,744
Danaher Corp. (Miscellaneous Manufacturing)	1,530	81,717
Darden Restaurants, Inc. (Retail)	810	24,851
Deere & Co. (Machinery-Diversified)	1,380	92,640
Dell, Inc. * (Computers)	13,710	526,738
Delphi Corp. (Auto Parts & Equipment)	3,120	13,978
Delta Air Lines, Inc. * (Airlines)	780	3,159
Devon Energy Corp. (Oil & Gas)	2,670	127,493
Dillards, Inc. - Class A (Retail)	390	10,491
Dollar General Corp. (Retail)	1,680	36,809
Dominion Resources, Inc. (Electric)	1,890	140,672
Dover Corp. (Miscellaneous Manufacturing)	1,140	43,081
Dow Chemical Co. (Chemicals)	5,310	264,704
Dow Jones & Co., Inc. (Media)	390	14,574
DTE Energy Co. (Electric)	960	43,661
Du Pont (E.I.) de Nemours (Chemicals)	5,550	284,381
Duke Energy Corp. (Electric)	5,220	146,211
Dynegy, Inc. - Class A * (Pipelines)	1,830	7,155
E*TRADE Financial Corp. (Diversified Financial Services)	2,070	24,840
Eastman Chemical Co. (Chemicals)	420	24,780
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,590	51,755
Eaton Corp. (Miscellaneous Manufacturing)	840	54,936
eBay, Inc. * (Internet)	6,750	251,505
Ecolab, Inc. (Chemicals)	1,230	40,652
Edison International (Electric)	1,830	63,538
El Paso Corp. (Pipelines)	3,570	37,771
Electronic Arts, Inc. * (Software)	1,710	88,544
Electronic Data Systems Corp. (Computers)	2,880	59,530
Eli Lilly & Co. (Pharmaceuticals)	6,300	328,230
EMC Corp. * (Computers)	13,410	165,211
Emerson Electric Co. (Electrical Components & Equipment)	2,340	151,936
Engelhard Corp. (Chemicals)	690	20,721
Entergy Corp. (Electric)	1,200	84,792

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
EOG Resources, Inc. (Oil & Gas)	1,320	64,337
Equifax, Inc. (Commercial Services)	750	23,018
Equity Office Properties Trust (Real Estate Investment Trust)	2,250	67,793
Equity Residential Properties Trust (Real Estate Investment Trust)	1,590	51,214
Exelon Corp. (Electric)	3,690	169,333
Express Scripts, Inc. - Class A * (Pharmaceuticals)	420	36,620
Exxon Mobil Corp. (Oil & Gas)	35,580	2,120,567
Family Dollar Stores, Inc. (Retail)	930	28,235
Fannie Mae (Diversified Financial Services)	5,400	294,030
Federated Department Stores, Inc. (Retail)	930	59,185
Federated Investors, Inc. - Class B (Diversified Financial Services)	540	15,287
FedEx Corp. (Transportation)	1,680	157,836
Fifth Third Bancorp (Banks)	2,910	125,072
First Data Corp. (Software)	4,470	175,716
First Horizon National Corp. (Banks)	690	28,145
FirstEnergy Corp. (Electric)	1,830	76,769
Fiserv, Inc. * (Software)	1,080	42,984
Fisher Scientific International, Inc. * (Electronics)	660	37,567
Fluor Corp. (Engineering & Construction)	480	26,606
Ford Motor Co. (Auto Manufacturers)	10,200	115,566
Forest Laboratories, Inc. * (Pharmaceuticals)	1,950	72,053
Fortune Brands, Inc. (Household Products/Wares)	810	65,310
FPL Group, Inc. (Electric)	2,190	87,929
Franklin Resources, Inc. (Diversified Financial Services)	1,110	76,202
Freddie Mac (Diversified Financial Services)	3,840	242,688
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	990	39,214
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	2,250	38,813
Gannett Co., Inc. (Media)	1,410	111,503
Gap, Inc. (Retail)	4,110	89,762
Gateway, Inc. * (Computers)	1,680	6,770
General Dynamics Corp. (Aerospace/Defense)	1,110	118,826
General Electric Co. (Miscellaneous Manufacturing)	59,040	2,128,98
General Mills, Inc. (Food)	2,040	100,265
General Motors Corp. (Auto Manufacturers)	3,150	92,579
Genuine Parts Co. (Distribution/Wholesale)	960	41,750
Genzyme Corp. - General Division * (Biotechnology)	1,380	78,991
Georgia Pacific Corp. (Forest Products & Paper)	1,440	51,106
Gilead Sciences, Inc. * (Pharmaceuticals)	2,400	85,920
Gillette Co. (Cosmetics/Personal Care)	5,520	278,650
Golden West Financial Corp. (Savings & Loans)	1,560	94,380
Goodrich Corp. (Aerospace/Defense)	660	25,271
Great Lakes Chemical Corp. (Chemicals)	300	9,636
Guidant Corp. (Healthcare-Products)	1,800	133,020
H & R Block, Inc. (Commercial Services)	930	47,039
Halliburton Co. (Oil & Gas Services)	2,820	121,965
Harley-Davidson, Inc. (Leisure Time)	1,620	93,571
Harrah’s Entertainment, Inc. (Lodging)	630	40,685
Hartford Financial Services Group, Inc. (Insurance)	1,650	113,124
Hasbro, Inc. (Toys/Games/Hobbies)	930	19,019
HCA, Inc. (Healthcare-Services)	2,280	122,140
Health Management Associates, Inc. - Class A (Healthcare-Services)	1,350	35,343
Heinz (H.J.) Co. (Food)	1,950	71,838
Hercules, Inc. * (Chemicals)	630	9,122
Hershey Foods Corp. (Food)	1,230	74,366
Hewlett-Packard Co. (Computers)	16,140	354,112
Hilton Hotels Corp. (Lodging)	2,130	47,606
Home Depot, Inc. (Retail)	12,240	468,058
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,740	176,375
Hospira, Inc. * (Pharmaceuticals)	870	28,075

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Humana, Inc. * (Healthcare-Services)	900	28,746
Huntington Bancshares, Inc. (Banks)	1,290	30,831
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,530	136,981
IMS Health, Inc. (Software)	1,290	31,463
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	960	76,464
Intel Corp. (Semiconductors)	34,680	805,615
International Business Machines Corp. (Computers)	9,090	830,645
International Flavors & Fragrances, Inc. (Chemicals)	480	18,960
International Game Technology (Entertainment)	1,920	51,187
International Paper Co. (Forest Products & Paper)	2,730	100,436
Interpublic Group of Cos., Inc. * (Advertising)	2,370	29,104
Intuit, Inc. * (Software)	1,020	44,645
ITT Industries, Inc. (Miscellaneous Manufacturing)	510	46,022
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,590	82,553
J.P. Morgan Chase & Co. (Diversified Financial Services)	19,800	685,080
Jabil Circuit, Inc. * (Electronics)	1,020	29,090
Janus Capital Group, Inc. (Diversified Financial Services)	1,320	18,414
JDS Uniphase Corp. * (Telecommunications)	8,040	13,427
Jefferson-Pilot Corp. (Insurance)	750	36,788
Johnson & Johnson (Healthcare-Products)	16,560	1,112,169
Johnson Controls, Inc. (Auto Parts & Equipment)	1,050	58,547
Jones Apparel Group, Inc. (Apparel)	690	23,108
KB Home (Home Builders)	240	28,190
Kellogg Co. (Food)	1,950	84,377
Kerr-McGee Corp. (Oil & Gas)	900	70,497
KeyCorp (Banks)	2,250	73,013
KeySpan Corp. (Gas)	900	35,073
Kimberly-Clark Corp. (Household Products/Wares)	2,670	175,499
Kinder Morgan, Inc. (Pipelines)	600	45,420
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,350	11,219
KLA - Tencor Corp. * (Semiconductors)	1,080	49,691
Knight-Ridder, Inc. (Media)	420	28,245
Kohls Corp. * (Retail)	1,830	94,483
Kroger Co. * (Food)	4,080	65,402
L-3 Communications Holdings, Inc. (Aerospace/Defense)	630	44,743
Laboratory Corp. of America Holdings * (Healthcare-Services)	750	36,150
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,050	30,324
Lexmark International Group, Inc. * (Computers)	720	57,578
Limited, Inc. (Retail)	2,130	51,759
Lincoln National Corp. (Insurance)	960	43,334
Linear Technology Corp. (Semiconductors)	1,710	65,510
Liz Claiborne, Inc. (Apparel)	600	24,078
Lockheed Martin Corp. (Aerospace/Defense)	2,250	137,385
Loews Corp. (Insurance)	900	66,186
Louisiana-Pacific Corp. (Forest Products & Paper)	630	15,838
Lowe’s Cos., Inc. (Retail)	4,290	244,916
LSI Logic Corp. * (Semiconductors)	2,130	11,907
Lucent Technologies, Inc. * (Telecommunications)	24,690	67,898
M&T Bank Corp. (Banks)	540	55,112
Manor Care, Inc. (Healthcare-Services)	480	17,453
Marathon Oil Corp. (Oil & Gas)	1,920	90,086
Marriott International, Inc. - Class A (Lodging)	1,110	74,215
Marsh & McLennan Cos., Inc. (Insurance)	2,940	89,435
Marshall & Ilsley Corp. (Banks)	1,170	48,848
Masco Corp. (Building Materials)	2,490	86,329
Mattel, Inc. (Toys/Games/Hobbies)	2,310	49,318
Maxim Integrated Products, Inc. (Semiconductors)	1,830	74,792
May Department Stores Co. (Retail)	1,620	59,972
Maytag Corp. (Home Furnishings)	450	6,287

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
MBIA, Inc. (Insurance)	780	40,778
MBNA Corp. (Diversified Financial Services)	7,110	174,551
McCormick & Co., Inc. (Food)	750	25,823
McDonald’s Corp. (Retail)	7,080	220,471
McGraw-Hill Cos., Inc. (Media)	1,050	91,613
McKesson Corp. (Commercial Services)	1,650	62,288
MeadWestvaco Corp. (Forest Products & Paper)	1,140	36,275
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,530	75,842
MedImmune, Inc. * (Biotechnology)	1,380	32,858
Medtronic, Inc. (Healthcare-Products)	6,750	343,912
Mellon Financial Corp. (Banks)	2,370	67,640
Merck & Co., Inc. (Pharmaceuticals)	12,300	398,151
Mercury Interactive Corp. * (Software)	480	22,742
Meredith Corp. (Media)	240	11,220
Merrill Lynch & Co., Inc. (Diversified Financial Services)	5,104	288,886
MetLife, Inc. (Insurance)	4,080	159,528
MGIC Investment Corp. (Insurance)	540	33,302
Micron Technology, Inc. * (Semiconductors)	3,420	35,363
Microsoft Corp. (Software)	56,370	1,362,462
Millipore Corp. * (Biotechnology)	270	11,718
Molex, Inc. (Electrical Components & Equipment)	930	24,515
Molson Coors Brewing Co. (Beverages)	450	34,727
Monsanto Co. (Agriculture)	1,470	94,815
Monster Worldwide, Inc. * (Internet)	660	18,513
Moody’s Corp. (Commercial Services)	750	60,645
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,210	355,523
Motorola, Inc. (Telecommunications)	13,650	204,341
Mylan Laboratories, Inc. (Pharmaceuticals)	1,500	26,580
Nabors Industries, Ltd. * (Oil & Gas)	780	46,129
National City Corp. (Banks)	3,300	110,550
National Semiconductor Corp. (Semiconductors)	1,980	40,808
National-Oilwell Varco, Inc. * (Oil & Gas Services)	930	43,431
Navistar International Corp. * (Auto Manufacturers)	360	13,104
NCR Corp. * (Computers)	1,050	35,427
Network Appliance, Inc. * (Computers)	2,040	56,426
New York Times Co. - Class A (Media)	810	29,630
Newell Rubbermaid, Inc. (Housewares)	1,530	33,568
Newmont Mining Corp. (Mining)	2,460	103,935
News Corp. - Class A (Media)	14,310	242,125
Nextel Communications, Inc. - Class A * (Telecommunications)	6,270	178,193
NICOR, Inc. (Gas)	240	8,902
NIKE, Inc. - Class B (Apparel)	1,290	107,470
NiSource, Inc. (Electric)	1,500	34,185
Noble Corp. (Oil & Gas)	750	42,158
Nordstrom, Inc. (Retail)	690	38,212
Norfolk Southern Corp. (Transportation)	2,220	82,251
North Fork Bancorp, Inc. (Banks)	2,610	72,401
Northern Trust Corp. (Banks)	1,140	49,522
Northrop Grumman Corp. (Aerospace/Defense)	2,010	108,500
Novell, Inc. * (Software)	2,100	12,516
Novellus Systems, Inc. * (Semiconductors)	780	20,849
Nucor Corp. (Iron/Steel)	900	51,804
NVIDIA Corp. * (Semiconductors)	930	22,097
Occidental Petroleum Corp. (Oil & Gas)	2,220	157,997
Office Depot, Inc. * (Retail)	1,740	38,593
OfficeMax, Inc. (Retail)	510	17,085
Omnicom Group, Inc. (Advertising)	1,050	92,946
Oracle Corp. * (Software)	25,020	312,250
PACCAR, Inc. (Auto Manufacturers)	960	69,494
Pactiv Corp. * (Packaging & Containers)	840	19,614

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Pall Corp. (Miscellaneous Manufacturing)	690	18,713
Parametric Technology Corp. * (Software)	1,500	8,385
Parker Hannifin Corp. (Miscellaneous Manufacturing)	660	40,207
Paychex, Inc. (Commercial Services)	1,980	64,984
Peoples Energy Corp. (Gas)	210	8,803
PepsiCo, Inc. (Beverages)	9,360	496,360
PerkinElmer, Inc. (Electronics)	720	14,854
Pfizer, Inc. (Pharmaceuticals)	41,550	1,091,518
PG&E Corp. (Electric)	2,010	68,541
Phelps Dodge Corp. (Mining)	540	54,934
Pinnacle West Capital Corp. (Electric)	510	21,680
Pitney Bowes, Inc. (Office/Business Equipment)	1,290	58,205
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,020	36,414
PMC-Sierra, Inc. * (Semiconductors)	990	8,712
PNC Financial Services Group (Banks)	1,560	80,309
PPG Industries, Inc. (Chemicals)	960	68,659
PPL Corp. (Electric)	1,050	56,690
Praxair, Inc. (Chemicals)	1,800	86,148
Principal Financial Group, Inc. (Insurance)	1,680	64,663
Procter & Gamble Co. (Cosmetics/Personal Care)	14,040	744,119
Progress Energy, Inc. (Electric)	1,380	57,891
Progressive Corp. (Insurance)	1,110	101,854
Prologis (Real Estate Investment Trust)	1,020	37,842
Providian Financial Corp. * (Diversified Financial Services)	1,620	27,799
Prudential Financial, Inc. (Insurance)	2,910	167,034
Public Service Enterprise Group, Inc. (Electric)	1,320	71,795
Pulte Homes, Inc. (Home Builders)	660	48,597
QLogic Corp. * (Semiconductors)	510	20,655
Qualcomm, Inc. (Telecommunications)	9,180	336,447
Quest Diagnostics, Inc. (Healthcare-Services)	510	53,616
Qwest Communications International, Inc. * (Telecommunications)	9,300	34,410
R.R. Donnelley & Sons Co. (Commercial Services)	1,200	37,944
RadioShack Corp. (Retail)	870	21,315
Raytheon Co. (Aerospace/Defense)	2,520	97,524
Reebok International, Ltd. (Apparel)	300	13,290
Regions Financial Corp. (Banks)	2,580	83,592
Reynolds American, Inc. (Agriculture)	660	53,189
Robert Half International, Inc. (Commercial Services)	900	24,264
Rockwell Collins, Inc. (Aerospace/Defense)	990	47,114
Rockwell International Corp. (Machinery-Diversified)	960	54,374
Rohm & Haas Co. (Chemicals)	1,080	51,840
Rowan Cos., Inc. (Oil & Gas)	600	17,958
Ryder System, Inc. (Transportation)	360	15,012
Sabre Holdings Corp. (Leisure Time)	720	15,754
SAFECO Corp. (Insurance)	720	35,071
Safeway, Inc. * (Food)	2,490	46,140
Sanmina-SCI Corp. * (Electronics)	2,910	15,190
Sara Lee Corp. (Food)	4,410	97,725
SBC Communications, Inc. (Telecommunications)	18,390	435,659
Schering-Plough Corp. (Pharmaceuticals)	8,220	149,193
Schlumberger, Ltd. (Oil & Gas Services)	3,270	230,470
Schwab (Diversified Financial Services)	6,390	67,159
Scientific-Atlanta, Inc. (Telecommunications)	840	23,705
Sealed Air Corp. * (Packaging & Containers)	480	24,931
Sears Holdings Corp. * (Retail)	510	67,917
Sempra Energy (Gas)	1,320	52,589
Sherwin-Williams Co. (Chemicals)	720	31,673
Siebel Systems, Inc. * (Software)	2,880	26,294
Sigma-Aldrich Corp. (Chemicals)	390	23,888
Simon Property Group, Inc. (Real Estate Investment Trust)	1,230	74,513

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
SLM Corp. (Diversified Financial Services)	2,400	119,616
Snap-on, Inc. (Hand/Machine Tools)	330	10,491
Solectron Corp. * (Electronics)	5,400	18,738
Southern Co. (Electric)	4,140	131,775
Southwest Airlines Co. (Airlines)	4,110	58,526
Sovereign Bancorp, Inc. (Savings & Loans)	2,100	46,536
Sprint Corp. (Telecommunications)	8,220	187,005
St. Jude Medical, Inc. * (Healthcare-Products)	2,010	72,360
St. Paul Cos., Inc. (Insurance)	3,720	136,636
Stanley Works (Hand/Machine Tools)	420	19,013
Staples, Inc. (Retail)	2,760	86,747
Starbucks Corp. * (Retail)	2,220	114,685
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,170	70,235
State Street Corp. (Banks)	1,860	81,319
Stryker Corp. (Healthcare-Products)	2,100	93,681
Sun Microsystems, Inc. * (Computers)	18,810	75,992
SunGard Data Systems, Inc. * (Computers)	1,620	55,890
Sunoco, Inc. (Oil & Gas)	390	40,373
SunTrust Banks, Inc. (Banks)	1,890	136,212
SuperValu, Inc. (Food)	750	25,013
Symantec Corp. * (Internet)	3,960	84,467
Symbol Technologies, Inc. (Electronics)	1,350	19,562
Synovus Financial Corp. (Banks)	1,740	48,476
Sysco Corp. (Food)	3,540	126,731
T. Rowe Price Group, Inc. (Diversified Financial Services)	690	40,972
Target Corp. (Retail)	4,980	249,100
TECO Energy, Inc. (Electric)	1,140	17,875
Tektronix, Inc. (Electronics)	510	12,510
Tellabs, Inc. * (Telecommunications)	2,580	18,834
Temple-Inland, Inc. (Forest Products & Paper)	330	23,942
Tenet Healthcare Corp. * (Healthcare-Services)	2,610	30,093
Teradyne, Inc. * (Semiconductors)	1,080	15,768
Texas Instruments, Inc. (Semiconductors)	9,600	244,703
Textron, Inc. (Miscellaneous Manufacturing)	750	55,965
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	990	13,217
The Pepsi Bottling Group, Inc. (Beverages)	1,110	30,914
Thermo Electron Corp. * (Electronics)	900	22,761
Tiffany & Co. (Retail)	810	27,961
Time Warner, Inc. * (Media)	25,590	449,104
TJX Cos., Inc. (Retail)	2,670	65,762
Torchmark Corp. (Insurance)	600	31,320
Toys R Us, Inc. * (Retail)	1,200	30,912
Transocean Sedco Forex, Inc. * (Oil & Gas)	1,800	92,628
Tribune Co. (Media)	1,650	65,786
TXU Corp. (Electric)	1,350	107,501
Tyco International, Ltd. (Miscellaneous Manufacturing)	11,220	379,236
U.S. Bancorp (Banks)	10,320	297,422
Union Pacific Corp. (Transportation)	1,440	100,368
Unisys Corp. * (Computers)	1,890	13,343
United Parcel Service, Inc. - Class B (Transportation)	6,240	453,898
United States Steel Corp. (Iron/Steel)	630	32,036
United Technologies Corp. (Aerospace/Defense)	2,850	289,730
UnitedHealth Group, Inc. (Healthcare-Services)	3,570	340,506
Univision Communications, Inc. - Class A * (Media)	1,620	44,858
Unocal Corp. (Oil & Gas)	1,500	92,535
UnumProvident Corp. (Insurance)	1,650	28,083
UST, Inc. (Agriculture)	930	48,081
V. F. Corp. (Apparel)	570	33,710
Valero Energy Corp. (Oil & Gas)	1,440	105,509
Veritas Software Corp. * (Software)	2,340	54,335

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Verizon Communications, Inc. (Telecommunications)	15,420	547,409
Viacom, Inc. - Class B (Media)	9,510	331,233
Visteon Corp. (Auto Parts & Equipment)	720	4,111
Vulcan Materials Co. (Building Materials)	570	32,393
W.W. Grainger, Inc. (Distribution/Wholesale)	450	28,022
Wachovia Corp. (Banks)	8,820	449,026
Wal-Mart Stores, Inc. (Retail)	18,870	945,576
Walgreen Co. (Retail)	5,700	253,194
Walt Disney Co. (Media)	11,400	327,522
Washington Mutual, Inc. (Savings & Loans)	4,860	191,970
Waste Management, Inc. (Environmental Control)	3,180	91,743
Waters Corp. * (Electronics)	660	23,621
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	600	18,438
WellPoint, Inc. * (Healthcare-Services)	1,710	214,349
Wells Fargo & Co. (Banks)	9,450	565,110
Wendy’s International, Inc. (Retail)	630	24,595
Weyerhaeuser Co. (Forest Products & Paper)	1,350	92,475
Whirlpool Corp. (Home Furnishings)	360	24,382
Williams Cos., Inc. (Pipelines)	3,180	59,816
Wrigley (Wm.) Jr. Co. (Food)	1,080	70,816
Wyeth (Pharmaceuticals)	7,440	313,819
Xcel Energy, Inc. (Electric)	2,220	38,140
Xerox Corp. * (Office/Business Equipment)	5,340	80,901
Xilinx, Inc. (Semiconductors)	1,950	56,999
XL Capital, Ltd. - Class A (Insurance)	780	56,449
XTO Energy, Inc. (Oil & Gas)	1,970	64,695
Yahoo!, Inc. * (Internet)	7,260	246,114
YUM! Brands, Inc. (Retail)	1,620	83,932
Zimmer Holdings, Inc. * (Healthcare-Products)	1,380	107,378
Zions Bancorp (Banks)	510	35,200

TOTAL COMMON STOCKS (Cost $48,311,102)		59,809,680

	Principal Amount
Repurchase Agreements (7.1%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $5,130,349 (Collateralized by $5,237,000 various U.S. Government Agency Obligations, 2.96%-2.97%, 4/5/05-4/13/05, market value $5,234,284)	$5,130,000	5,130,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,130,000)		5,130,000

TOTAL INVESTMENT SECURITIES (Cost $53,441,102) - 90.2%		$64,939,680

Percentages indicated are based on net assets as of March 31,2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $53,244,000)	180	$(686,540)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $862,515)	731	$6,762

Equity Index Swap Agreement based on the S&P 500 Index expiring 4/27/05 (Underlying notional amount at value $30,526,073)	25,857	239,197

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of March 31,2005:

Advertising	0.2%
Aerospace/Defense	1.6%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.1%
Banks	5.3%
Beverages	1.9%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.4%
Commercial Services	0.7%
Computers	3.5%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.2%
Electric	2.5%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.1%
Food	1.3%
Forest Products & Paper	0.5%
Gas	0.1%
Hand/Machine Tools	0.1%
Healthcare-Products	3.2%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	NM
Household Products/Wares	0.5%
Housewares	NM
Insurance	3.7%
Internet	0.8%
Iron/Steel	0.1%
Leisure Time	0.4%
Lodging	0.3%
Machinery-Diversified	0.2%
Machinery-Construction & Mining	0.2%
Media	3.1%
Mining	0.5%
Miscellaneous Manufacturing	5.2%
Office/Business Equipment	0.2%
Oil & Gas	6.5%
Oil & Gas Services	0.7%
Packaging & Containers	0.1%
Pharmaceuticals	5.1%
Pipelines	0.2%
Real Estate Investment Trust	0.4%
Retail	5.6%
Savings & Loans	0.5%
Semiconductors	2.6%
Software	3.6%
Telecommunications	4.7%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other***	7.1%

NM	Not meaningful, amount is less than 0.05%.
***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraMid-Cap

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (83.6%)
3Com Corp. * (Telecommunications)	19,360	$68,922
99 Cents Only Stores * (Retail)	2,904	38,246
Abercrombie & Fitch Co. - Class A (Retail)	4,356	249,337
Activision, Inc. * (Software)	9,680	143,264
Acxiom Corp. (Software)	4,356	91,171
Adesa, Inc. (Commercial Services)	4,840	113,062
ADTRAN, Inc. (Telecommunications)	3,388	59,764
Advance Auto Parts, Inc. * (Retail)	3,872	195,342
Advent Software, Inc. * (Software)	1,452	26,397
Aeropostale, Inc. * (Retail)	2,904	95,106
AGCO Corp. * (Machinery-Diversified)	4,356	79,497
AGL Resources, Inc. (Gas)	3,872	135,249
Airgas, Inc. (Chemicals)	3,388	80,939
AirTran Holdings, Inc. * (Airlines)	4,356	39,422
Alaska Air Group, Inc. * (Airlines)	1,452	42,747
Albemarle Corp. (Chemicals)	2,420	87,991
Alexander & Baldwin, Inc. (Transportation)	2,420	99,704
Alliance Data Systems Corp. * (Commercial Services)	3,388	136,875
Alliant Energy Corp. (Electric)	5,808	155,538
Alliant Techsystems, Inc. * (Aerospace/Defense)	1,936	138,328
Allmerica Financial Corp. * (Insurance)	2,904	104,399
AMB Property Corp. (Real Estate Investment Trust)	4,356	164,657
American Eagle Outfitters, Inc. (Retail)	6,776	200,231
American Financial Group, Inc. (Insurance)	2,904	89,443
American Greetings Corp. - Class A (Household Products/Wares)	3,388	86,326
AmeriCredit Corp. * (Diversified Financial Services)	7,744	181,519
Amerus Group Co. (Insurance)	1,936	91,476
Ametek, Inc. (Electrical Components & Equipment)	3,388	136,367
Amphenol Corp. - Class A (Electronics)	4,356	161,346
AnnTaylor Stores Corp. * (Retail)	3,388	86,699
Applebee’s International, Inc. (Retail)	3,872	106,712
Apria Healthcare Group, Inc. * (Healthcare-Services)	2,420	77,682
Aqua America, Inc. (Water)	4,840	117,854
Aquila, Inc. * (Electric)	12,100	46,343
Arch Coal, Inc. (Coal)	3,388	145,718
Arrow Electronics, Inc. * (Electronics)	5,808	147,233
Arthur J. Gallagher & Co. (Insurance)	4,840	139,392
ArvinMeritor, Inc. (Auto Parts & Equipmentment)	3,388	52,412
Ascential Software Corp. * (Software)	2,904	53,811
Associated Banc-Corp. (Banks)	6,776	211,614
Astoria Financial Corp. (Savings & Loans)	5,324	134,697
Atmel Corp. * (Semiconductors)	22,748	67,107
Avnet, Inc. * (Electronics)	6,292	115,899
Avocent Corp. * (Internet)	2,420	62,097
Bandag, Inc. (Auto Parts & Equipmentment)	968	45,477
Bank of Hawaii Corp. (Banks)	2,904	131,435
Banta Corp. (Commercial Services)	1,452	62,146
Barnes & Noble, Inc. * (Retail)	3,388	116,852
Barr Laboratories, Inc. * (Pharmaceuticals)	4,840	236,337
Beckman Coulter, Inc. (Healthcare-Products)	2,904	192,971
Belo Corp. - Class A (Media)	5,324	128,521
BJ’s Wholesale Club, Inc. * (Retail)	3,388	105,231
Black Hills Corp. (Electric)	1,452	48,018

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Blyth, Inc. (Household Products/Wares)	1,936	61,642
Bob Evans Farms, Inc. (Retail)	1,936	45,399
Borders Group, Inc. (Retail)	3,872	103,073
BorgWarner, Inc. (Auto Parts & Equipmentment)	2,904	141,367
Bowater, Inc. (Forest Products & Paper)	2,904	109,394
Boyd Gaming Corp. (Lodging)	3,388	176,684
Brink’s Co. (Miscellaneous Manufacturing)	2,904	100,478
Brinker International, Inc. * (Retail)	4,356	157,774
Brown & Brown, Inc. (Insurance)	3,388	156,153
C.H. Robinson Worldwide, Inc. (Transportation)	4,356	224,465
Cabot Corp. (Chemicals)	3,388	113,261
Cabot Microelectronics Corp. * (Chemicals)	1,452	45,564
Cadence Design Systems, Inc. * (Computers)	13,552	202,602
Caesars Entertainment, Inc. * (Lodging)	15,972	316,086
Callaway Golf Co. (Leisure Time)	3,388	43,366
Career Education Corp. * (Commercial Services)	5,324	182,400
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,452	101,306
Carmax, Inc. * (Retail)	5,324	167,706
Catalina Marketing Corp. (Advertising)	2,420	62,678
CBRL Group, Inc. (Retail)	2,420	99,946
CDW Corp. (Distribution/Wholesale)	3,872	219,465
Cephalon, Inc. * (Pharmaceuticals)	2,904	135,994
Ceridian Corp. * (Computers)	7,744	132,035
Certegy, Inc. (Software)	3,388	117,293
Charles River Laboratories International, Inc. * (Biotechnology)	3,388	159,372
CheckFree Corp. * (Internet)	4,356	177,551
Cheesecake Factory, Inc. * (Retail)	3,872	137,262
Chico’s FAS, Inc. * (Retail)	9,196	259,878
Choicepoint, Inc. * (Commercial Services)	4,356	174,719
Church & Dwight, Inc. (Household Products/Wares)	3,388	120,173
Cincinnati Bell, Inc. * (Telecommunications)	12,584	53,482
City National Corp. (Banks)	2,420	168,964
Claire’s Stores, Inc. (Retail)	4,840	111,514
CNF, Inc. (Transportation)	2,420	113,232
Cognizant Technology Solutions Corp. * (Computers)	6,776	313,052
Colonial BancGroup, Inc. (Banks)	7,260	148,975
Commerce Bancorp, Inc. (Banks)	8,228	267,164
Commscope, Inc. * (Telecommunications)	2,420	36,203
Community Health Systems, Inc. * (Healthcare-Services)	3,388	118,275
Constellation Brands, Inc. * (Beverages)	5,324	281,480
Cooper Cameron Corp. * (Oil & Gas Services)	2,904	166,138
Copart, Inc. * (Retail)	3,872	91,224
Corinthian Colleges, Inc. * (Commercial Services)	4,840	76,085
Covance, Inc. * (Healthcare - Services)	3,388	161,303
Coventry Health Care, Inc. * (Healthcare-Services)	5,324	362,776
Crane Co. (Miscellaneous Manufacturing)	2,904	83,606
Credence Systems Corp. * (Semiconductors)	4,840	38,284
Cree Research, Inc. * (Semiconductors)	3,872	84,216
Crompton Corp. (Chemicals)	5,808	84,797
CSG Systems International, Inc. * (Software)	2,420	39,422
Cullen/Frost Bankers, Inc. (Banks)	2,420	109,263
Cypress Semiconductor Corp. * (Semiconductors)	6,292	79,279
Cytec Industries, Inc. (Chemicals)	2,420	131,285
CYTYC Corp. * (Healthcare - Products)	5,808	133,642
D.R. Horton, Inc. (Home Builders)	15,004	438,718
Dean Foods Co. * (Food)	7,744	265,619
Deluxe Corp. (Commercial Services)	2,420	96,461
DENTSPLY International, Inc. (Healthcare-Products)	3,872	210,676
Developers Diversified Realty Corp. (Real Estate Investment Trust)	5,324	211,629

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DeVry, Inc. * (Commercial Services)	3,388	64,101
Diebold, Inc. (Computers)	3,872	212,380
Dollar Tree Stores, Inc. * (Retail)	5,808	166,864
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,872	124,988
DPL, Inc. (Electric)	6,292	157,300
DST Systems, Inc. * (Computers)	3,872	178,809
Dun & Bradstreet Corp. * (Software)	3,388	208,193
Duquesne Light Holdings, Inc. (Electric)	3,872	69,386
Dycom Industries, Inc. * (Engineering & Construction)	2,420	55,636
Eaton Vance Corp. (Diversified Financial Services)	6,776	158,829
Education Management Corp. * (Commercial Services)	3,388	94,695
Edwards (A.G.), Inc. (Diversified Financial Services)	3,872	173,466
Edwards Lifesciences Corp. * (Healthcare-Products)	2,904	125,511
Emmis Communications Corp. * (Media)	2,420	46,512
Energizer Holdings, Inc. * (Electrical Components & Equipment)	3,388	202,603
Energy East Corp. (Electric)	7,260	190,357
Ensco International, Inc. (Oil & Gas)	7,744	291,639
Entercom Communications Corp. * (Media)	2,420	85,958
Equitable Resources, Inc. (Pipelines)	2,904	166,806
Everest Re Group, Ltd. (Insurance)	2,904	247,159
Expeditors International of Washington, Inc. (Transportation)	5,324	285,099
F5 Networks, Inc. * (Internet)	1,936	97,749
Fair Issac Corp. (Software)	3,388	116,683
Fairchild Semiconductor International, Inc. * (Semiconductors)	6,292	96,456
Fastenal Co. (Distribution/Wholesale)	3,388	187,390
Federal Signal Corp. (Miscellaneous Manufacturing)	2,420	36,711
Ferro Corp. (Chemicals)	1,936	36,436
Fidelity National Financial, Inc. (Insurance)	8,712	286,974
First American Financial Corp. (Insurance)	4,356	143,487
FirstMerit Corp. (Banks)	4,356	116,567
Flowserve Corp. * (Machinery-Diversified)	2,904	75,126
FMC Corp. * (Chemicals)	1,936	103,479
FMC Technologies, Inc. * (Oil & Gas Services)	3,388	112,414
Foot Locker, Inc. (Retail)	7,744	226,899
Forest Oil Corp. * (Oil & Gas)	2,904	117,612
Furniture Brands International, Inc. (Home Furnishings)	2,904	63,336
Gartner Group, Inc. * (Commercial Services)	4,356	41,687
GATX Corp. (Trucking & Leasing)	2,420	80,320
Gen-Probe, Inc. * (Healthcare-Products)	2,420	107,835
Gentex Corp. (Electronics)	3,872	123,517
Glatfelter (Forest Products & Paper)	1,936	28,556
Graco, Inc. (Machinery-Diversified)	3,388	136,740
Granite Construction, Inc. (Engineering & Construction)	1,936	50,859
Grant Prideco, Inc. * (Oil & Gas Services)	6,292	152,015
Great Plains Energy, Inc. (Electric)	3,872	118,406
Greater Bay Bancorp (Banks)	2,420	59,072
GTECH Holdings Corp. (Entertainment)	5,808	136,662
Hanover Compressor Co. * (Oil & Gas Services)	3,872	46,735
Harman International Industries, Inc. (Home Furnishings)	3,388	299,703
Harris Corp. (Telecommunications)	6,776	221,236
Harsco Corp. (Miscellaneous Manufacturing)	1,936	115,405
Harte-Hanks, Inc. (Advertising)	3,872	106,712
Hawaiian Electric Industries, Inc. (Electric)	3,872	98,813
HCC Insurance Holdings, Inc. (Insurance)	3,388	122,510
Health Net, Inc. * (Healthcare - Services)	5,808	189,980
Helmerich & Payne, Inc. (Oil & Gas)	2,420	96,050
Henry Schein, Inc. * (Healthcare-Products)	4,356	156,119
Herman Miller, Inc. (Office Furnishings)	3,388	102,047
Hibernia Corp. (Banks)	7,744	247,885

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Highwoods Properties, Inc. (Real Estate Investment Trust)	2,904	77,885
Hillenbrand Industries, Inc. (Healthcare-Products)	2,904	161,085
HNI Corp. (Office Furnishings)	2,420	108,779
Horace Mann Educators Corp. (Insurance)	1,936	34,345
Hormel Foods Corp. (Food)	5,324	165,630
Hospitality Properties Trust (Real Estate Investment Trust)	3,388	136,807
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	2,420	123,420
Hubbell, Inc. - Class B (Electrical Components & Equipment)	2,904	148,394
IDACORP, Inc. (Electric)	1,936	54,924
Imation Corp. (Computers)	1,936	67,276
INAMED Corp. * (Healthcare-Products)	1,936	135,288
Independence Community Bank Corp. (Savings & Loans)	3,872	151,008
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,388	115,192
Integrated Circuit Systems, Inc. * (Semiconductors)	3,388	64,779
Integrated Device Technology, Inc. * (Semiconductors)	5,324	64,048
International Rectifier Corp. * (Semiconductors)	3,388	154,154
International Speedway Corp. (Entertainment)	2,420	131,285
Intersil Corp. - Class A (Semiconductors)	7,744	134,126
Investors Financial Services Corp. (Banks)	3,388	165,707
Invitrogen Corp. * (Biotechnology)	2,420	167,463
ITT Educational Services, Inc. * (Commercial Services)	2,420	117,370
IVAX Corp. * (Pharmaceuticals)	11,132	220,080
J.B. Hunt Transport Services, Inc. (Transportation)	3,388	148,293
Jack Henry & Associates, Inc. (Computers)	4,356	78,364
Jacobs Engineering Group, Inc. * (Engineering & Construction)	2,904	150,775
Jefferies Group, Inc. (Diversified Financial Services)	2,420	91,186
JetBlue Airways Corp. * (Airlines)	4,840	92,153
JM Smucker Co. (Food)	2,904	146,071
Keane, Inc. * (Software)	2,904	37,839
Kelly Services, Inc. - Class A (Commercial Services)	1,452	41,803
KEMET Corp. * (Electronics)	4,356	33,759
Kennametal, Inc. (Hand/Machine Tools)	1,936	91,941
Korn/Ferry International * (Commercial Services)	1,936	36,842
Krispy Kreme Doughnuts, Inc. * (Retail)	2,904	22,158
LaBranche & Co., Inc. * (Diversified Financial Services)	2,904	27,007
Lam Research Corp. * (Semiconductors)	7,260	209,524
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,452	61,783
Lattice Semiconductor Corp. * (Semiconductors)	5,808	31,189
Laureate Education, Inc. * (Commercial Services)	2,420	103,552
Lear Corp. (Auto Parts & Equipmentment)	3,388	150,292
Lee Enterprises, Inc. (Media)	2,420	105,028
Legg Mason, Inc. (Diversified Financial Services)	5,324	416,018
Lennar Corp. - Class A (Home Builders)	7,260	411,497
Leucadia National Corp. (Holding Companies - Diversified)	4,840	166,254
Liberty Property Trust (Real Estate Investment Trust)	4,356	170,102
LifePoint Hospitals, Inc. * (Healthcare-Services)	1,936	84,874
Lincare Holdings, Inc. * (Healthcare-Services)	5,324	235,481
Longview Fibre Co. (Forest Products & Paper)	2,420	45,399
LTX Corp. * (Semiconductors)	2,904	12,894
Lubrizol Corp. (Chemicals)	3,388	137,688
Lyondell Chemical Co. (Chemicals)	11,132	310,806
Mack-Cali Realty Corp. (Real Estate Investment Trust)	2,904	122,984
Macromedia, Inc. * (Internet)	3,872	129,712
Macrovision Corp. * (Entertainment)	2,420	55,152
Mandalay Resort Group (Lodging)	3,388	238,820
Manpower, Inc. (Commercial Services)	4,356	189,574
Martek Biosciences Corp. * (Biotechnology)	1,452	84,492
Martin Marietta Materials (Building Materials)	2,420	135,327

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
McAfee, Inc. * (Internet)	8,228	185,623
McDATA Corp. - Class A * (Computers)	5,808	21,896
MDU Resources Group, Inc. (Electric)	5,808	160,417
Media General, Inc. - Class A (Media)	1,452	89,806
Mentor Graphics Corp. * (Computers)	3,872	53,046
Mercantile Bankshares Corp. (Banks)	3,872	196,930
Michaels Stores, Inc. (Retail)	6,776	245,969
Micrel, Inc. * (Semiconductors)	3,872	35,700
Microchip Technology, Inc. (Semiconductors)	10,648	276,953
Millennium Pharmaceuticals, Inc. * (Biotechnology)	15,488	130,409
Minerals Technologies, Inc. (Chemicals)	968	63,675
Modine Manufacturing Co. (Auto Parts & Equipmentment)	1,452	42,587
Mohawk Industries, Inc. * (Textiles)	2,904	244,807
Moneygram International, Inc. (Software)	4,356	82,285
MPS Group, Inc. * (Commercial Services)	5,324	55,955
Murphy Oil Corp. (Oil & Gas)	4,356	430,068
National Fuel Gas Co. (Pipelines)	3,872	110,700
National Instruments Corp. (Computers)	3,388	91,645
Neiman Marcus Group, Inc. - Class A (Retail)	2,420	221,454
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	5,324	133,686
New York Community Bancorp (Savings & Loans)	12,584	228,526
Newfield Exploration Co. * (Oil & Gas)	3,388	251,593
Newport Corp. * (Telecommunications)	1,936	28,053
Noble Energy, Inc. (Oil & Gas)	2,904	197,530
Nordson Corp. (Machinery-Diversified)	1,452	53,463
Northeast Utilities System (Electric)	6,292	121,247
NSTAR (Electric)	2,904	157,687
O’Reilly Automotive, Inc. * (Retail)	2,904	143,835
OGE Energy Corp. (Electric)	4,356	117,394
Ohio Casualty Corp. * (Insurance)	3,388	77,856
Old Republic International Corp. (Insurance)	9,196	214,175
Olin Corp. (Chemicals)	3,388	75,552
Omnicare, Inc. (Pharmaceuticals)	5,324	188,736
ONEOK, Inc. (Gas)	5,324	164,086
Outback Steakhouse, Inc. (Retail)	3,388	155,137
Pacific Sunwear of California, Inc. * (Retail)	3,872	108,339
PacifiCare Health Systems, Inc. * (Healthcare-Services)	4,356	247,944
Packaging Corp. of America (Packaging & Containers)	4,356	105,807
Par Pharmaceutical Companies, Inc. * (Pharmaceuticals)	1,936	64,740
Patterson Dental Co. * (Healthcare-Products)	6,776	338,461
Patterson-UTI Energy, Inc. (Oil & Gas)	8,712	217,974
Payless ShoeSource, Inc. * (Retail)	3,388	53,497
Peabody Energy Corp. (Coal)	5,808	269,259
Pentair, Inc. (Miscellaneous Manufacturing)	5,324	207,637
Pepco Holdings, Inc. (Electric)	9,680	203,183
PepsiAmericas, Inc. (Beverages)	5,324	120,642
Perrigo Co. (Pharmaceuticals)	4,356	83,417
Petsmart, Inc. (Retail)	7,260	208,725
Pier 1 Imports, Inc. (Retail)	4,356	79,410
Pioneer Natural Resources Co. (Oil & Gas)	7,260	310,147
Plains Exploration & Production Co. * (Oil & Gas)	3,872	135,133
Plantronics, Inc. (Telecommunications)	2,420	92,154
Plexus Corp. * (Electronics)	2,420	27,854
PMI Group, Inc. (Insurance)	4,840	183,968
PNM Resources, Inc. (Electric)	2,903	77,452
Pogo Producing Co. (Oil & Gas)	3,388	166,825
Polycom, Inc. * (Telecommunications)	4,840	82,038
Potlatch Corp. (Forest Products & Paper)	1,452	68,346
Powerwave Technologies, Inc. * (Telecommunications)	4,840	37,462

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Precision Castparts Corp. (Metal Fabricate/Hardware)	3,388	260,910
Pride International, Inc. * (Oil & Gas)	6,292	156,293
Protective Life Corp. (Insurance)	3,388	133,148
Protein Design Labs, Inc. * (Biotechnology)	4,840	77,392
Puget Energy, Inc. (Electric)	4,840	106,674
Quanta Services, Inc. * (Commercial Services)	4,840	36,929
Questar Corp. (Pipelines)	4,356	258,093
Radian Group, Inc. (Insurance)	4,356	207,955
Raymond James Financial Corp. (Diversified Financial Services)	3,388	102,656
Rayonier, Inc. (Forest Products & Paper)	2,420	119,862
Reader’s Digest Association, Inc. (Media)	4,840	83,780
Regis Corp. (Retail)	2,420	99,051
Renal Care Group, Inc. * (Healthcare-Services)	3,388	128,541
Rent-A-Center, Inc. * (Commercial Services)	3,388	92,526
Republic Services, Inc. (Environmental Control)	7,260	243,065
Retek, Inc. * (Software)	2,904	32,583
Reynolds & Reynolds Co. (Computers)	2,904	78,582
RF Micro Devices, Inc. * (Telecommunications)	9,680	50,530
Rollins, Inc. (Commercial Services)	2,420	45,012
Ross Stores, Inc. (Retail)	7,260	211,556
RPM, Inc. (Chemicals)	5,808	106,170
RSA Security, Inc. * (Internet)	3,388	53,700
Ruby Tuesday, Inc. (Retail)	3,388	82,295
Ruddick Corp. (Food)	2,420	56,023
Saks, Inc. (Retail)	7,260	131,043
SanDisk Corp. * (Computers)	8,228	228,739
SCANA Corp. (Electric)	5,808	221,983
Scholastic Corp. * (Media)	1,936	71,419
SEI Investments Co. (Software)	4,356	157,513
Semtech Corp. * (Semiconductors)	3,872	69,193
Sensient Technologies Corp. (Chemicals)	2,420	52,175
Sepracor, Inc. * (Pharmaceuticals)	5,324	305,650
Sequa Corp. - Class A * (Aerospace/Defense)	484	25,095
Sierra Pacific Resources * (Electric)	5,808	62,436
Silicon Laboratories, Inc. * (Semiconductors)	2,420	71,898
Silicon Valley Bancshares * (Banks)	1,936	85,300
Smith International, Inc. (Oil & Gas Services)	5,324	333,975
Smithfield Foods, Inc. * (Food)	4,840	152,702
Sonoco Products Co. (Packaging & Containers)	4,840	139,634
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	2,420	41,043
SPX Corp. (Miscellaneous Manufacturing)	3,872	167,580
StanCorp Financial Group, Inc. (Insurance)	1,452	123,101
Steel Dynamics, Inc. (Iron/Steel)	2,420	83,369
Stericycle, Inc. * (Environmental Control)	2,420	106,964
STERIS Corp. * (Healthcare - Products)	3,388	85,547
Storage Technology Corp. * (Computers)	5,324	163,979
Swift Transportation Co., Inc. * (Transportation)	2,904	64,295
Sybase, Inc. * (Software)	4,840	89,346
Synopsys, Inc. * (Computers)	7,260	131,406
TCF Financial Corp. (Banks)	6,292	170,828
Tech Data Corp. * (Distribution/Wholesale)	2,904	107,622
Techne Corp. * (Healthcare - Products)	1,936	77,788
Tecumseh Products Co. (Machinery-Diversified)	968	38,342
Teleflex, Inc. (Miscellaneous Manufacturing)	1,936	99,084
Telephone & Data Systems, Inc. (Telecommunications)	2,904	236,965
The Ryland Group, Inc. (Home Builders)	2,420	150,088
The Scotts Co. - Class A * (Household Products/Wares)	1,452	101,974
The Timberland Co. - Class A * (Apparel)	1,452	102,990
Thomas & Betts Corp. * (Electronics)	2,904	93,799

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Thor Industries, Inc. (Home Builders)	2,420	72,382
Tidewater, Inc. (Oil & Gas Services)	2,904	112,849
Titan Corp. * (Aerospace/Defense)	4,356	79,105
Toll Brothers, Inc. * (Home Builders)	2,904	228,980
Tootsie Roll Industries, Inc. (Food)	1,936	58,080
Transaction Systems Architect, Inc. * (Software)	1,936	44,818
Triad Hospitals, Inc. * (Healthcare-Services)	3,872	193,987
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,936	54,537
TriQuint Semiconductor, Inc. * (Semiconductors)	6,776	22,903
Tupperware Corp. (Household Products/Wares)	2,904	59,125
Tyson Foods, Inc. - Class A (Food)	15,488	258,340
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	6,776	141,415
United Rentals, Inc. * (Commercial Services)	3,872	78,253
Unitrin, Inc. (Insurance)	2,904	131,842
Universal Corp. (Agriculture)	1,452	66,458
Universal Health Services, Inc. - Class B (Healthcare-Services)	2,904	152,170
Urban Outfitters, Inc. * (Retail)	3,388	162,522
UTStarcom, Inc. * (Telecommunications)	5,324	58,298
Valassis Communications, Inc. * (Commercial Services)	2,420	84,603
Valeant Pharmaceuticals International (Pharmaceuticals)	4,840	108,997
Valspar Corp. (Chemicals)	2,420	112,627
Varian Medical Systems, Inc. * (Healthcare-Products)	6,776	232,281
Varian, Inc. * (Electronics)	1,936	73,355
VCA Antech, Inc. * (Pharmaceuticals)	3,872	78,331
Vectren Corp. (Gas)	3,872	103,150
Vertex Pharmaceuticals, Inc. * (Biotechnology)	3,872	36,242
Vishay Intertechnology, Inc. * (Electronics)	8,228	102,274
VISX, Inc. * (Healthcare-Products)	2,420	56,725
W.R. Berkley Corp. (Insurance)	3,872	192,051
Waddell & Reed Financial, Inc. (Diversified Financial Services)	4,356	85,987
Washington Federal, Inc. (Savings & Loans)	4,356	101,538
Washington Post Co. - Class B (Media)	484	432,697
Weatherford International, Ltd. * (Oil & Gas Services)	6,776	392,601
Webster Financial Corp. (Banks)	2,904	131,871
Weingarten Realty Investors (Real Estate Investment Trust)	4,356	150,326
Werner Enterprises, Inc. (Transportation)	3,388	65,829
Westamerica Bancorporation (Banks)	1,936	100,227
Westar Energy, Inc. (Electric)	4,356	94,264
Western Gas Resources, Inc. (Pipelines)	3,388	116,717
Westwood One, Inc. * (Media)	4,356	88,645
WGL Holdings, Inc. (Gas)	2,420	74,923
Whole Foods Market, Inc. (Food)	3,388	346,016
Williams Sonoma, Inc. * (Retail)	5,808	213,444
Wilmington Trust Corp. (Banks)	3,388	118,919
Wind River Systems, Inc. * (Software)	3,872	58,390
Wisconsin Energy Corp. (Electric)	5,808	206,184
Worthington Industries, Inc. (Metal Fabricate/Hardware)	3,872	74,652
WPS Resources Corp. (Electric)	1,936	102,453
Yellow Roadway Corp. * (Transportation)	2,420	141,667
York International Corp. (Building Materials)	1,936	75,852
Zebra Technologies Corp. * (Machinery-Diversified)	3,872	183,882

TOTAL COMMON STOCKS (Cost $44,584,159)		52,135,795

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (15.6%)
UBS **, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $9,706,661 (Collateralized by $9,910,000 various U.S. Government Agency Obligations, 2.96% - 2.97%, 4/5/05 - 4/13/05, market value 9,902,214)	$9,706,000	9,706,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,706,000)		9,706,000

TOTAL INVESTMENT SECURITIES (Cost $54,290,159) - 99.2%		$61,841,795

Percentage indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $30,039,100)	91	$(644,189)

E-Mini S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $13,864,200)	210	4,851

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 6/28/05 (Underlying notional amount at value $11,692,337)	17,746	$57,262

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/26/05 (Underlying notional amount at value $17,174,806)	26,067	94,356

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.3%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.2%
Auto Parts & Equipment	0.7%
Banks	3.9%
Beverages	0.6%
Biotechnology	1.1%
Building Materials	0.3%
Chemicals	2.5%
Coal	0.7%
Commercial Services	3.2%
Computers	3.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.2%
Electric	4.1%
Electrical Components & Equipment	0.8%
Electronics	1.4%
Engineering & Construction	0.4%
Entertainment	0.5%
Environmental Control	0.6%
Food	2.3%
Forest Products & Paper	0.6%
Gas	0.8%
Hand/Machine Tools	0.1%
Healthcare-Products	3.2%
Healthcare-Services	3.1%
Holding Companies-Diversified	0.3%
Home Builders	2.3%
Home Furnishings	0.6%
Household Products/Wares	0.7%
Insurance	4.3%
Internet	1.1%
Iron/Steel	0.1%
Leisure Time	0.1%
Lodging	1.2%
Machinery-Diversified	0.9%
Media	1.8%
Metal Fabricate/Hardware	0.5%
Miscellaneous Manufacturing	1.8%
Office/Business Equipment	0.3%
Oil & Gas	3.8%
Oil & Gas Services	2.1%
Packaging & Containers	0.4%
Pharmaceuticals	2.3%
Pipelines	1.0%
Real Estate Investment Trust	2.1%
Retail	8.0%
Savings & Loans	1.0%
Semiconductors	2.4%
Software	2.1%
Telecommunications	1.6%
Textiles	0.4%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.2%
Other***	15.6%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraSmall-Cap

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (80.6%)
21st Century Insurance Group (Insurance)	1,551	$21,636
99 Cents Only Stores * (Retail)	3,525	46,424
A.C. Moore Arts & Crafts, Inc. * (Retail)	987	26,313
AAR Corp. * (Aerospace/Defense)	2,397	32,599
Aaron Rents, Inc. (Commercial Services)	2,538	50,760
Abaxis, Inc. * (Healthcare-Products)	1,269	11,231
Abgenix, Inc. * (Pharmaceuticals)	5,922	41,454
ABM Industries, Inc. (Commercial Services)	2,679	51,517
Acadia Realty Trust (Real Estate Investment Trust)	1,833	29,475
Actuant Corp. * (Miscellaneous Manufacturing)	1,551	69,671
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,974	53,298
Adaptec, Inc. * (Telecommunications)	7,614	36,471
Advanced Digital Information Corp. * (Computers)	4,653	38,155
Advisory Board Co. * (Commercial Services)	1,269	55,455
ADVO, Inc. (Advertising)	1,974	73,926
Affordable Residential Communities (Real Estate Investment Trust)	1,833	23,187
Agile Software Corp. * (Internet)	3,807	27,715
AirTran Holdings, Inc. * (Airlines)	3,243	29,349
AK Steel Holding Corp. * (Iron/Steel)	7,896	87,330
Alabama National BanCorp (Banks)	846	52,359
Alamosa Holdings, Inc. * (Telecommunications)	4,653	54,301
Albany International Corp. - Class A (Machinery-Diversified)	1,833	56,603
Albany Molecular Research, Inc. * (Commercial Services)	1,692	17,394
Albemarle Corp. (Chemicals)	1,269	46,141
Alfa Corp. (Insurance)	2,397	34,637
Alkermes, Inc. * (Pharmaceuticals)	5,499	57,080
Allegheny Technologies, Inc. (Iron/Steel)	3,948	95,186
Alliance Gaming Corp. * (Entertainment)	3,666	35,157
Alpharma, Inc. (Pharmaceuticals)	1,551	19,108
Altiris, Inc. * (Software)	1,551	36,991
AMCOL International Corp. (Mining)	1,551	29,097
American Medical Systems Holdings, Inc. * (Healthcare-Products)	3,666	62,982
American States Water Co. (Water)	1,128	28,538
American Woodmark Corp. (Home Furnishings)	846	30,693
AMERIGROUP Corp. * (Healthcare-Services)	1,128	41,240
Amis Holdings, Inc. * (Semiconductors)	2,256	25,470
Amli Residential Properties Trust (Real Estate Investment Trust)	1,833	50,206
AmSurg Corp. * (Healthcare-Services)	2,115	53,510
Anaren Microwave, Inc. * (Telecommunications)	1,551	18,814
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,410	39,635
Anixter International, Inc. * (Telecommunications)	1,833	66,263
ANSYS, Inc. * (Software)	2,256	77,178
Anteon International Corp. * (Computers)	1,692	65,870
Anthracite Capital, Inc. (Real Estate Investment Trust)	3,243	36,127
Apogee Enterprises, Inc. (Building Materials)	1,974	28,189
Apollo Investment Corp. (Investment Companies)	4,512	75,711
Applera Corp. - Celera Genomics Group * (Biotechnology)	5,217	53,474
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,833	49,858
Apria Healthcare Group, Inc. * (Healthcare-Services)	1,692	54,313
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,692	87,949
aQuantive, Inc. * (Internet)	3,384	37,461
Aquila, Inc. * (Electric)	14,100	54,003
Arbitron, Inc. (Commercial Services)	1,128	48,391
Arch Chemicals, Inc. (Chemicals)	1,551	44,157
Arctic Cat, Inc. (Leisure Time)	987	26,708

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Argonaut Group, Inc. * (Insurance)	1,692	35,904
Ariad Pharmaceuticals, Inc. * (Biotechnology)	3,807	21,319
Ariba, Inc. * (Internet)	3,243	25,166
Arkansas Best Corp. (Transportation)	1,551	58,597
Armor Holdings, Inc. * (Aerospace/Defense)	1,692	62,756
Ascential Software Corp. * (Software)	4,230	78,382
Atherogenics, Inc. * (Pharmaceuticals)	2,679	35,068
Avanex Corp. * (Telecommunications)	5,781	7,515
Aviall, Inc. * (Distribution/Wholesale)	1,692	47,376
Avista Corp. (Electric)	2,256	39,480
Axcelis Technologies, Inc. * (Semiconductors)	6,909	50,436
Aztar Corp. * (Lodging)	1,128	32,216
Baldor Electric Co. (Hand/Machine Tools)	2,115	54,588
BancorpSouth, Inc. (Banks)	4,371	90,217
Bandag, Inc. (Auto Parts & Equipment)	705	33,121
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	1,692	29,441
Banner Corp. (Banks)	705	19,014
Banta Corp. (Commercial Services)	987	42,244
BE Aerospace, Inc. * (Aerospace/Defense)	2,679	32,148
Bel Fuse, Inc. - Class B (Electronics)	846	25,634
Benchmark Electronics, Inc. * (Electronics)	2,679	85,274
Berry Petroleum Co. - Class A (Oil & Gas)	1,269	65,290
Beverly Enterprises, Inc. * (Healthcare-Services)	7,755	96,007
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	4,653	23,963
Black Box Corp. (Telecommunications)	1,128	42,198
Black Hills Corp. (Electric)	1,269	41,966
Blue Coat Systems, Inc. * (Internet)	705	16,568
Blyth, Inc. (Household Products/Wares)	1,410	44,894
Bone Care International, Inc. * (Pharmaceuticals)	1,128	29,260
Boston Private Financial Holdings, Inc. (Banks)	1,974	46,883
Bowne & Co., Inc. (Commercial Services)	2,538	38,172
Boyd Gaming Corp. (Lodging)	987	51,472
Brady Corp. - Class A (Electronics)	2,538	82,104
Brandywine Realty Trust (Real Estate Investment Trust)	1,692	48,053
Bright Horizons Family Solutions, Inc. * (Commercial Services)	1,974	66,602
Broadwing Corp. * (Telecommunications)	2,820	11,675
Brocade Communications Systems, Inc. * (Computers)	18,471	109,347
Brooks Automation, Inc. * (Semiconductors)	2,961	44,948
Brown Shoe Co., Inc. (Retail)	1,269	43,489
Brush Engineered Materials, Inc. * (Mining)	1,269	24,149
Buckeye Technologies, Inc. * (Forest Products & Paper)	2,115	22,842
Burlington Coat Factory Warehouse Corp. (Retail)	1,269	36,420
C&D Technologies, Inc. (Electrical Components & Equipment)	1,551	15,588
C-COR.net Corp. * (Telecommunications)	3,102	18,860
Cabot Microelectronics Corp. * (Chemicals)	1,551	48,670
California Pizza Kitchen, Inc. * (Retail)	1,410	33,050
California Water Service Group (Water)	1,128	37,642
Callaway Golf Co. (Leisure Time)	4,371	55,949
Calpine Corp. * (Electric)	30,033	84,092
Cambrex Corp. (Biotechnology)	1,692	36,040
Capital City Bank Group, Inc. (Banks)	705	28,560
Caraustar Industries, Inc. * (Forest Products & Paper)	2,115	27,284
Carpenter Technology Corp. (Iron/Steel)	1,410	83,768
Cascade Bancorp (Banks)	1,269	24,631
Cascade Corp. (Machinery-Diversified)	705	24,675
Casella Waste Systems, Inc. * (Environmental Control)	1,410	18,654
Casey’s General Stores, Inc. (Retail)	3,666	65,878
Cash America International, Inc. (Retail)	2,115	46,382
Catalina Marketing Corp. (Advertising)	3,384	87,646
Cathay Bancorp, Inc. (Banks)	3,102	97,712
Cell Therapeutics, Inc. * (Pharmaceuticals)	3,666	13,161
Centene Corp. * (Healthcare-Services)	2,820	84,572

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Central Pacific Financial Corp. (Banks)	1,128	37,957
Central Parking Corp. (Commercial Services)	1,269	21,801
Century Aluminum Co. * (Mining)	1,269	38,400
CH Energy Group, Inc. (Electric)	1,128	51,550
Champion Enterprises, Inc. * (Home Builders)	4,512	42,413
Charles River Associates, Inc. * (Commercial Services)	705	34,792
Charming Shoppes, Inc. * (Retail)	8,319	67,633
Charter Communications, Inc. - Class A * (Media)	19,458	31,133
Charter Municipal Mortgage Acceptance Co. (Diversified Financial Services)	2,538	54,567
Chattem, Inc. * (Cosmetics/Personal Care)	1,269	56,432
Checkpoint Systems, Inc. * (Electronics)	2,397	40,461
Chemical Financial Corp. (Banks)	1,692	54,998
Cheniere Energy, Inc. * (Oil & Gas)	1,410	90,959
Chesapeake Corp. (Packaging & Containers)	1,410	29,638
Chiquita Brands International, Inc. (Food)	2,538	67,968
Chittenden Corp. (Banks)	1,833	47,786
Chordiant Software, Inc. * (Internet)	5,217	8,712
Christopher & Banks Corp. (Retail)	2,397	42,187
Churchill Downs, Inc. (Entertainment)	564	22,329
Ciber, Inc. * (Computers)	3,666	26,652
Cimarex Energy Co. * (Oil & Gas)	2,679	104,481
Cincinnati Bell, Inc. * (Telecommunications)	17,766	75,506
Circor International, Inc. (Metal Fabricate/Hardware)	1,128	27,805
Citizens Banking Corp. (Banks)	3,102	91,075
City Holding Co. (Banks)	1,269	37,480
CKE Restaurants, Inc. * (Retail)	3,807	60,341
Clarcor, Inc. (Miscellaneous Manufacturing)	987	51,285
CLECO Corp. (Electric)	3,243	69,076
CMGI, Inc. * (Internet)	27,213	56,603
CMS Energy Corp. * (Electric)	9,588	125,027
CNET Networks, Inc. * (Internet)	8,037	75,869
Coeur d’Alene Mines Corp. * (Mining)	15,510	56,922
Cognex Corp. (Machinery-Diversified)	2,820	70,162
Coherent, Inc. * (Electronics)	2,115	71,402
Cohu, Inc. (Semiconductors)	1,551	24,738
Commerce Group, Inc. (Insurance)	1,551	96,131
Commercial Federal Corp. (Savings & Loans)	1,974	54,581
Commercial Metals Co. (Metal Fabricate/Hardware)	3,666	124,241
Commercial NET Lease Realty (Real Estate Investment Trust)	3,384	62,435
Commscope, Inc. * (Telecommunications)	1,551	23,203
Community Bank System, Inc. (Banks)	1,833	41,994
Community Banks, Inc. (Banks)	705	17,618
Community Trust Bancorp, Inc. (Banks)	846	24,373
Compass Minerals International, Inc. (Mining)	1,128	28,708
CompuCredit Corp. * (Diversified Financial Services)	1,410	37,534
Comstock Resources, Inc. * (Oil & Gas)	1,692	48,628
Conceptus, Inc. * (Healthcare-Products)	1,833	14,297
Concur Technologies, Inc. * (Software)	1,833	14,884
CONMED Corp. * (Healthcare-Products)	2,115	63,704
Consolidated Graphics, Inc. * (Commercial Services)	846	44,500
Continental Airlines, Inc. - Class B * (Airlines)	3,948	47,534
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	3,384	62,130
Cornerstone Realty Income Trust, Inc. (Real Estate Investment Trust)	3,666	36,367
Corporate Office Properties Trust (Real Estate Investment Trust)	2,115	56,005
Correctional Properties Trust (Real Estate Investment Trust)	846	21,362
Corrections Corp. of America * (Commercial Services)	2,256	87,081
Corus Bankshares, Inc. (Banks)	1,128	53,794
CoStar Group, Inc. * (Commercial Services)	1,128	41,567
Cousins Properties, Inc. (Real Estate Investment Trust)	1,692	43,772
Coventry Health Care, Inc. * (Healthcare-Services)	125	8,518
Cray, Inc. * (Computers)	6,204	15,820
Credence Systems Corp. * (Semiconductors)	5,922	46,843

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Crompton Corp. (Chemicals)	8,319	121,458
Cross Country Healthcare, Inc. * (Commercial Services)	1,692	28,358
Crown Holdings, Inc. * (Packaging & Containers)	7,755	120,668
CSK Auto Corp. * (Retail)	2,961	52,262
CTI Molecular Imaging, Inc. * (Healthcare-Products)	2,256	45,729
Cubic Corp. (Electronics)	1,128	21,364
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	2,961	31,446
Cuno, Inc. * (Miscellaneous Manufacturing)	1,269	65,214
Curtiss-Wright Corp. (Aerospace/Defense)	1,410	80,370
CV Therapeutics, Inc. * (Pharmaceuticals)	2,256	45,932
CVB Financial Corp. (Banks)	3,243	58,828
Datascope Corp. (Healthcare-Products)	846	25,871
Decode Genetics, Inc. * (Biotechnology)	3,525	20,093
Delphi Financial Group, Inc. - Class A (Insurance)	705	30,315
Delta Air Lines, Inc. * (Airlines)	7,755	31,408
Deltic Timber Corp. (Forest Products & Paper)	705	27,566
Denbury Resources, Inc. * (Oil & Gas)	1,974	69,544
Dendrite International, Inc. * (Software)	2,679	37,613
DHB Industries, Inc. * (Apparel)	1,410	12,408
Diagnostic Products Corp. (Healthcare-Products)	1,410	68,103
Dick’s Sporting Goods, Inc. * (Retail)	2,115	77,684
Digital River, Inc. * (Internet)	2,115	65,903
Digital Theater Systems, Inc. * (Home Furnishings)	1,269	22,982
Digitas, Inc. * (Internet)	3,948	39,875
Dime Community Bancshares, Inc. (Savings & Loans)	2,256	34,291
Dionex Corp. * (Electronics)	1,410	76,845
Direct General Corp. (Insurance)	1,128	23,169
Discovery Laboratories, Inc. * (Pharmaceuticals)	3,384	19,052
Ditech Communications Corp. * (Telecommunications)	2,115	26,374
DJ Orthopedics, Inc. * (Healthcare-Products)	1,269	31,788
Dobson Communications Corp. * (Telecommunications)	7,896	15,950
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	1,551	50,842
Downey Financial Corp. (Savings & Loans)	987	60,730
Drew Industries, Inc. * (Building Materials)	564	21,235
DRS Technologies, Inc. * (Aerospace/Defense)	1,128	47,940
Dyax Corp. * (Pharmaceuticals)	1,833	5,902
Dycom Industries, Inc. * (Engineering & Construction)	2,256	51,865
Eagle Materials - Class A (Building Materials)	1,128	91,300
EarthLink, Inc. * (Internet)	9,729	87,561
Eastgroup Properties, Inc. (Real Estate Investment Trust)	1,269	47,841
Eclipsys Corp. * (Software)	2,679	41,471
EDO Corp. (Aerospace/Defense)	1,128	33,896
eFunds Corp. * (Software)	3,243	72,384
El Paso Electric Co. * (Electric)	3,243	61,617
Electro Scientific Industries, Inc. * (Electronics)	1,974	38,276
ElkCorp (Building Materials)	1,410	54,229
Emmis Communications Corp. * (Media)	3,102	59,620
Empire District Electric Co. (Electric)	1,692	39,356
Emulex Corp. * (Semiconductors)	5,076	95,633
Encore Acquisition Co. * (Oil & Gas)	1,551	64,056
Encysive Pharmaceuticals, Inc. * (Biotechnology)	3,807	38,908
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	1,551	42,653
Enterasys Networks, Inc. * (Telecommunications)	15,228	21,319
Entertainment Properties Trust (Real Estate Investment Trust)	1,410	58,416
Entravision Communications Corp. * (Media)	3,525	31,267
Entrust Technologies, Inc. * (Internet)	4,653	17,449
Enzo Biochem, Inc. * (Biotechnology)	1,692	24,399
Epicor Software Corp. * (Software)	2,820	36,942
Equity Inns, Inc. (Real Estate Investment Trust)	3,243	35,770
Equity Lifestyle Properties, Inc. (Real Estate Investment Trust)	1,128	39,762
Equity One, Inc. (Real Estate Investment Trust)	2,115	43,548
eResearch Technology, Inc. * (Internet)	2,256	26,576

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	987	79,305
ESS Technology, Inc. * (Semiconductors)	2,397	12,632
Essex Property Trust, Inc. (Real Estate Investment Trust)	705	48,603
Esterline Technologies Corp. * (Aerospace/Defense)	1,551	53,587
Ethan Allen Interiors, Inc. (Home Furnishings)	705	22,560
Excel Technology, Inc. * (Electronics)	846	20,795
Exelixis, Inc. * (Biotechnology)	4,512	30,591
Exide Technologies * (Auto Parts & Equipment)	1,692	21,827
ExpressJet Holdings, Inc. * (Airlines)	2,679	30,567
F.N.B. Corp. (Banks)	1,974	37,802
FBL Financial Group, Inc. - Class A (Insurance)	846	23,688
FelCor Lodging Trust, Inc. * (Real Estate Investment Trust)	3,525	43,816
Ferro Corp. (Chemicals)	1,974	37,151
Fidelity Bankshares, Inc. (Savings & Loans)	1,211	27,829
Filenet Corp. * (Software)	2,538	57,816
Financial Federal Corp. (Diversified Financial Services)	987	34,910
Finisar Corp. * (Telecommunications)	11,985	14,981
Finish Line, Inc. - Class A (Retail)	2,820	65,283
First BanCorp (Banks)	2,256	95,316
First Charter Corp. (Banks)	2,115	47,778
First Citizens BancShares, Inc. - Class A (Banks)	423	61,919
First Commonwealth Financial Corp. (Banks)	5,076	69,541
First Community Bancorp - Class A (Banks)	987	43,724
First Community Bancshares, Inc. (Banks)	705	19,789
First Financial Bancorp (Banks)	2,538	46,319
First Financial Bankshares, Inc. (Banks)	987	44,050
First Financial Corp. (Banks)	987	29,166
First Financial Holdings, Inc. (Savings & Loans)	846	23,502
First Horizon Pharmaceutical Corp. * (Pharmaceuticals)	1,833	30,941
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	1,833	69,342
First Merchants Corp. (Banks)	1,410	36,519
First Republic Bank (Banks)	1,490	48,231
FirstFed Financial Corp. * (Savings & Loans)	987	50,347
Fisher Communications, Inc. * (Media)	423	21,873
Florida East Coast Industries, Inc. (Transportation)	1,551	65,886
Flowers Foods, Inc. (Food)	2,256	63,642
Flushing Financial Corp. (Savings & Loans)	1,269	23,096
Forest Oil Corp. * (Oil & Gas)	1,833	74,237
Formfactor, Inc. * (Semiconductors)	1,974	44,691
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,128	42,559
Fred’s, Inc. (Retail)	2,820	48,419
Frontier Financial Corp. (Banks)	1,128	42,751
FTI Consulting, Inc. * (Commercial Services)	2,679	55,295
Fuller (H.B.) Co. (Chemicals)	1,833	53,157
Furniture Brands International, Inc. (Home Furnishings)	1,410	30,752
G & K Services, Inc. (Textiles)	1,269	51,128
Gables Residential Trust (Real Estate Investment Trust)	705	23,477
Gardner Denver, Inc. * (Machinery-Diversified)	1,269	50,138
Gartner Group, Inc. * (Commercial Services)	3,243	31,036
Gateway, Inc. * (Computers)	16,074	64,778
GATX Corp. (Trucking & Leasing)	1,551	51,478
Gaylord Entertainment Co. * (Lodging)	1,692	68,357
GenCorp, Inc. (Aerospace/Defense)	2,538	50,760
General Cable Corp. * (Electrical Components & Equipment)	2,820	34,037
General Communication, Inc. - Class A * (Telecommunications)	3,243	29,609
Genesee & Wyoming, Inc. - Class A * (Transportation)	1,128	29,226
Genesis Healthcare Corp. * (Healthcare-Services)	1,410	60,475
Gentiva Health Services, Inc. * (Healthcare-Services)	1,833	29,658
Geron Corp. * (Biotechnology)	3,243	19,815
Getty Realty Corp. (Real Estate Investment Trust)	1,269	32,423
Gibraltar Industries, Inc. (Iron/Steel)	1,692	37,122
Glacier Bancorp, Inc. (Banks)	1,833	55,907

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Glatfelter (Forest Products & Paper)	2,115	31,196
Glimcher Realty Trust (Real Estate Investment Trust)	2,397	56,809
Global Industries, Ltd. * (Oil & Gas Services)	5,922	55,667
Global Power Equipment Group, Inc. * (Machinery-Diversified)	2,397	22,963
Golden Telecom, Inc. (Telecommunications)	987	25,267
Granite Construction, Inc. (Engineering & Construction)	1,128	29,633
Graphic Packaging Corp. * (Packaging & Containers)	4,794	21,142
Gray Television, Inc. (Media)	3,243	46,926
Greif Brothers Corp. - Class A (Packaging & Containers)	987	68,774
Grey Wolf, Inc. * (Oil & Gas)	13,536	89,067
Group 1 Automotive, Inc. * (Retail)	1,128	29,666
Guitar Center, Inc. * (Retail)	1,551	85,042
Gymboree Corp. * (Apparel)	2,256	28,290
Hancock Holding Co. (Banks)	1,974	64,155
Handelman Co. (Distribution/Wholesale)	1,692	32,080
Hanover Compressor Co. * (Oil & Gas Services)	3,384	40,845
Harbor Florida Bancshares, Inc. (Savings & Loans)	1,551	52,889
Harland (John H.) Co. (Household Products/Wares)	1,833	62,982
Harleysville National Corp. (Banks)	1,833	38,951
Harris Interactive, Inc. * (Internet)	3,525	16,250
Harvest Natural Resources, Inc. * (Oil & Gas)	2,538	30,177
Haverty Furniture Cos., Inc. (Retail)	1,410	21,503
Hayes Lemmerz International, Inc. * (Auto Parts & Equipment)	2,679	13,93
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	1,974	71,933
Heartland Express, Inc. (Transportation)	3,384	64,804
Hecla Mining Co. * (Mining)	8,601	47,133
HEICO Corp. (Aerospace/Defense)	1,410	28,341
Helmerich & Payne, Inc. (Oil & Gas)	2,256	89,541
Hibbett Sporting Goods, Inc. * (Retail)	1,692	50,828
Highland Hospitality Corp. (Real Estate Investment Trust)	2,538	26,268
Highwoods Properties, Inc. (Real Estate Investment Trust)	3,525	94,540
Hollinger International, Inc. (Media)	3,243	35,349
Holly Corp. (Oil & Gas)	1,410	52,551
Hologic, Inc. * (Healthcare-Products)	1,410	44,944
Home Properties Of New York, Inc. (Real Estate Investment Trust)	1,128	43,766
HomeStore, Inc. * (Internet)	6,909	15,338
Hooper Holmes, Inc. (Commercial Services)	4,089	15,620
Horace Mann Educators Corp. (Insurance)	2,679	47,525
Hot Topic, Inc. * (Retail)	3,525	77,021
Human Genome Sciences, Inc. * (Biotechnology)	8,319	76,700
Hydril Co. * (Oil & Gas Services)	1,128	65,886
Hypercom Corp. * (Telecommunications)	3,666	17,340
IBERIABANK Corp. (Banks)	423	23,798
Identix, Inc. * (Electronics)	6,345	32,042
IDEX Corp. (Machinery-Diversified)	2,679	108,097
IDX Systems Corp. * (Software)	1,551	53,866
IHOP Corp. (Retail)	1,551	73,952
II-VI, Inc. * (Electronics)	1,692	29,508
Imation Corp. (Computers)	2,256	78,395
IMPAC Mortgage Holdings, Inc. (Real Estate Investment Trust)	2,538	48,679
Impax Laboratories, Inc. * (Pharmaceuticals)	3,525	56,400
Incyte Genomics, Inc. * (Biotechnology)	4,371	29,854
Independent Bank Corp. - Massachusetts (Banks)	1,128	32,712
Independent Bank Corp. - Michigan (Banks)	1,269	36,509
Infinity Property & Casualty Corp. (Insurance)	1,551	48,484
InFocus Corp. * (Computers)	2,820	16,187
Informatica Corp. * (Software)	6,204	51,307
infoUSA, Inc. (Software)	2,256	23,711
InnKeepers U.S.A Trust (Real Estate Investment Trust)	2,397	30,945
Insight Communications Co., Inc. * (Media)	3,243	38,430
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	1,974	28,643
Integra Bank Corp. (Banks)	1,128	24,974

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Integrated Device Technology, Inc. * (Semiconductors)	4,230	50,887
Integrated Silicon Solution, Inc. * (Semiconductors)	2,538	17,005
Interactive Data Corp. * (Commercial Services)	2,679	55,588
Interdigital Communications Corp. * (Telecommunications)	3,807	58,323
Interface, Inc. - Class A * (Office Furnishings)	3,243	22,117
Internet Capital Group, Inc. * (Internet)	2,820	19,796
Internet Security Systems, Inc. * (Internet)	2,679	49,026
InterVoice-Brite, Inc. * (Computers)	2,538	28,502
Interwoven, Inc. * (Internet)	2,961	23,066
Intrado, Inc. * (Telecommunications)	1,269	15,609
Intuitive Surgical, Inc. * (Healthcare-Products)	2,397	108,992
Invacare Corp. (Healthcare-Products)	1,692	75,514
Inverness Medical Innovation, Inc. * (Healthcare-Products)	987	23,195
Investors Real Estate Trust (Real Estate Investment Trust)	2,961	27,626
Iomega Corp. * (Computers)	3,666	15,727
Ipass, Inc. * (Internet)	3,243	19,847
Ipayment, Inc. * (Commercial Services)	705	29,751
Irwin Financial Corp. (Banks)	1,269	29,212
ISIS Pharmaceuticals, Inc. * (Pharmaceuticals)	3,807	14,733
Jack in the Box, Inc. * (Retail)	1,269	47,080
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	5,499	53,670
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	1,833	39,355
Jarden Corp. * (Household Products/Wares)	1,692	77,629
JLG Industries, Inc. (Machinery-Construction & Mining)	2,820	60,771
Jo-Ann Stores, Inc. * (Retail)	1,410	39,607
Jones Lang LaSalle, Inc. * (Real Estate)	1,974	92,087
Journal Register Co. * (Media)	2,820	47,094
Joy Global, Inc. (Machinery-Construction & Mining)	5,226	183,224
K-V Pharmaceutical Co. * (Pharmaceuticals)	2,538	58,882
K2, Inc. * (Leisure Time)	2,256	31,020
Kadant, Inc. * (Machinery-Diversified)	987	18,309
Kansas City Southern Industries, Inc. * (Transportation)	2,820	54,313
Kaydon Corp. (Metal Fabricate/Hardware)	1,833	57,556
KCS Energy, Inc. * (Oil & Gas)	3,525	54,144
Keane, Inc. * (Software)	3,243	42,256
Kellwood Co. (Apparel)	1,410	40,594
Kelly Services, Inc. - Class A (Commercial Services)	1,269	36,535
Kennametal, Inc. (Hand/Machine Tools)	2,397	113,834
Kensey Nash Corp. * (Healthcare-Products)	705	19,091
Key Energy Group * (Oil & Gas Services)	5,640	64,691
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	1,128	26,124
KFx, Inc. * (Energy - Alternate Sources)	3,102	41,567
Kilroy Realty Corp. (Real Estate Investment Trust)	846	34,610
Kimball International, Inc. - Class B (Home Furnishings)	1,551	22,490
Kindred Healthcare, Inc. * (Healthcare-Services)	1,974	69,287
Kirby Corp. * (Transportation)	1,551	65,189
Knight Trading Group, Inc. * (Diversified Financial Services)	8,319	80,195
Knight Transportation, Inc. (Transportation)	2,679	66,091
Kopin Corp. * (Semiconductors)	5,076	15,583
Korn/Ferry International * (Commercial Services)	2,256	42,932
Kramont Realty Trust (Real Estate Investment Trust)	1,692	39,593
Kronos, Inc. * (Computers)	1,833	93,684
La Quinta Corp. * (Lodging)	13,536	115,056
La-Z-Boy, Inc. (Home Furnishings)	3,384	47,138
LabOne, Inc. * (Healthcare-Services)	1,269	43,755
Labor Ready, Inc. * (Commercial Services)	2,538	47,334
Laclede Group, Inc. (Gas)	1,551	45,289
Laidlaw International * (Transportation)	6,345	131,976
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,974	83,993
Lance, Inc. (Food)	1,833	29,456
Landauer, Inc. (Commercial Services)	705	33,516
Landstar System, Inc. * (Transportation)	4,230	138,533

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Lasalle Hotel Properties (Real Estate Investment Trust)	1,974	57,345
Lattice Semiconductor Corp. * (Semiconductors)	8,178	43,916
Lawson Software, Inc. * (Software)	3,948	23,293
Lennox International, Inc. (Building Materials)	2,961	64,905
Levitt Corp. - Class A (Home Builders)	1,128	28,922
Lexicon Genetics, Inc. * (Biotechnology)	4,512	23,056
Libbey, Inc. (Housewares)	987	20,727
Lifecell Corp. * (Biotechnology)	2,115	18,824
Ligand Pharmaceuticals, Inc. - Class B * (Pharmaceuticals)	5,076	29,085
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,397	72,102
Lindsay Manufacturing Co. (Machinery-Diversified)	846	16,142
Linens ‘n Things, Inc. * (Retail)	1,692	42,012
Lionbridge Technologies, Inc. * (Internet)	3,384	19,255
Lithia Motors, Inc. - Class A (Retail)	987	25,277
Littelfuse, Inc. * (Electrical Components & Equipment)	1,551	44,437
LKQ Corp. * (Distribution/Wholesale)	987	19,809
Longview Fibre Co. (Forest Products & Paper)	3,666	68,773
Luminex Corp. * (Healthcare-Products)	1,974	14,864
M/I Schottenstein Homes, Inc. (Home Builders)	705	34,496
Macdermid, Inc. (Chemicals)	1,974	64,155
Macrovision Corp. * (Entertainment)	3,102	70,694
Magellan Health Services, Inc. * (Healthcare-Services)	1,974	67,215
Magnum Hunter Resources, Inc. * (Oil & Gas)	4,512	72,688
Maguire Properties, Inc. (Real Estate Investment Trust)	2,115	50,506
Manitowoc Co. (Machinery-Diversified)	1,692	68,340
ManTech International Corp. - Class A * (Software)	1,269	29,276
Marcus Corp. (Lodging)	1,410	28,905
MarineMax, Inc. * (Retail)	846	26,378
MascoTech, Inc. (a) * (Auto Parts & Equipment)	1,386	0
MatrixOne, Inc. * (Internet)	3,525	16,814
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	2,397	78,526
Mattson Technology, Inc. * (Semiconductors)	2,820	22,391
Maverick Tube Corp. * (Oil & Gas Services)	987	32,087
Maximus, Inc. (Commercial Services)	1,269	42,499
MB Financial, Inc. (Banks)	1,269	48,603
McDATA Corp. - Class A * (Computers)	8,460	31,894
McGrath Rentcorp (Commercial Services)	1,410	32,966
Medarex, Inc. * (Pharmaceuticals)	5,781	41,219
Mentor Corp. (Healthcare-Products)	2,961	95,048
Mercury Computer Systems, Inc. * (Computers)	1,551	42,777
MeriStar Hospitality Corp. * (Real Estate Investment Trust)	6,345	44,415
Metal Management, Inc. (Environmental Control)	1,269	32,588
Metals USA, Inc. * (Metal Fabricate/Hardware)	1,410	27,622
Methode Electronics, Inc. - Class A (Electronics)	2,538	30,735
MFA Mortgage Investments, Inc. (Real Estate Investment Trust)	4,935	37,555
MGE Energy, Inc. (Electric)	1,410	46,742
Micromuse, Inc. * (Software)	5,640	25,549
Micros Systems, Inc. * (Computers)	2,256	82,817
Mid-State Bancshares (Banks)	1,692	45,007
Mindspeed Technologies, Inc. * (Semiconductors)	7,191	16,036
Mine Safety Appliances Co. (Environmental Control)	1,551	60,086
Modine Manufacturing Co. (Auto Parts & Equipment)	1,692	49,626
Molina Healthcare, Inc. * (Healthcare-Services)	705	32,493
Monaco Coach Corp. (Home Builders)	1,692	27,326
Moog, Inc. - Class A * (Aerospace/Defense)	1,833	82,852
MPS Group, Inc. * (Commercial Services)	7,050	74,095
MTS Systems Corp. (Computers)	1,551	45,026
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,692	47,630
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,551	21,885
Mykrolis Corp. * (Semiconductors)	2,961	42,342
Nabi Biopharmaceuticals * (Pharmaceuticals)	4,230	52,790
Nara Bancorp, Inc. (Banks)	1,269	17,829

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
National Financial Partners (Diversified Financial Services)	2,397	95,401
National Health Investors, Inc. (Real Estate Investment Trust)	1,692	43,958
National Penn Bancshares, Inc. (Banks)	2,115	51,966
National Western Life Insurance Co. - Class A * (Insurance)	141	24,103
Nationwide Health Properties, Inc. (Real Estate Investment Trust)	4,512	91,187
Navigant Consulting Co. * (Commercial Services)	3,243	88,306
NBT Bancorp, Inc. (Banks)	2,397	53,717
NCI Building Systems, Inc * (Building Materials)	1,269	48,983
NCO Group, Inc. * (Commercial Services)	1,974	38,592
NDCHealth Corp. (Software)	1,128	18,025
Newcastle Investment Corp. (Real Estate Investment Trust)	2,115	62,604
Newpark Resources, Inc. * (Oil & Gas Services)	6,063	35,711
NMS Communications Corp. * (Telecommunications)	3,384	14,517
North Pittsburgh Systems, Inc. (Telecommunications)	1,128	22,295
Northwest Airlines Corp. - Class A * (Airlines)	4,935	33,015
Northwest Bancorp, Inc. (Savings & Loans)	1,410	30,188
Northwest Natural Gas Co. (Gas)	1,974	71,400
NS Group, Inc. * (Metal Fabricate/Hardware)	1,269	39,859
Nu Skin Enterprises, Inc. (Retail)	3,525	79,348
Nuvelo, Inc. * (Pharmaceuticals)	2,115	13,748
Oceaneering International, Inc. * (Oil & Gas Services)	1,833	68,738
Octel Corp. (Chemicals)	846	15,676
Ocwen Financial Corp. * (Savings & Loans)	2,820	22,757
Odyssey Healthcare, Inc. * (Healthcare-Services)	2,679	31,505
Offshore Logistics, Inc. * (Transportation)	1,410	46,981
Ohio Casualty Corp. * (Insurance)	4,371	100,446
Oil States International, Inc. * (Oil & Gas Services)	2,115	43,463
Old Dominion Freight Line, Inc. * (Transportation)	1,128	35,137
Old National Bancorp (Banks)	4,089	83,007
Old Second Bancorp, Inc. (Banks)	846	25,528
OM Group, Inc. * (Chemicals)	1,551	47,181
OMEGA Healthcare Investors, Inc. (Real Estate Investment Trust)	3,384	37,156
ON Semiconductor Corp. * (Semiconductors)	8,742	34,531
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,833	57,465
Open Solutions, Inc. * (Software)	846	16,776
Opsware, Inc. * (Internet)	3,666	18,917
OraSure Technologies, Inc. * (Healthcare-Products)	2,820	20,755
Orbital Sciences Corp. * (Aerospace/Defense)	3,102	30,027
Oriental Financial Group, Inc. (Banks)	1,269	29,720
OrthoLogic Corp. * (Healthcare-Products)	2,538	12,842
Oscient Pharmaceuticals Corp. * (Biotechnology)	4,371	10,228
Otter Tail Power Co. (Electric)	1,833	45,898
Overseas Shipholding Group, Inc. (Transportation)	705	44,352
Overstock.com, Inc. * (Internet)	846	36,370
Owens & Minor, Inc. (Distribution/Wholesale)	2,679	72,735
Oxford Industries, Inc. (Apparel)	987	36,114
P.F. Chang’s China Bistro, Inc. * (Retail)	1,128	67,454
Pacific Capital Bancorp (Banks)	3,243	96,577
Packeteer, Inc. * (Software)	2,397	36,890
PalmOne, Inc. * (Computers)	1,833	46,522
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	564	18,860
Parametric Technology Corp. * (Software)	19,317	107,983
PAREXEL International Corp. * (Commercial Services)	1,833	43,076
Park National Corp. (Banks)	846	95,175
Parker Drilling Co. * (Oil & Gas)	6,768	38,916
Paxar Corp. * (Electronics)	2,538	54,161
Payless ShoeSource, Inc. * (Retail)	4,371	69,018
Pediatrix Medical Group, Inc. * (Healthcare-Services)	1,410	96,711
Peet’s Coffee & Tea, Inc. * (Beverages)	846	20,854
Penn Virginia Corp. (Oil & Gas)	1,269	58,247
Pennsylvania REIT (Real Estate Investment Trust)	1,974	79,592
Pep Boys-Manny, Moe & Jack (Retail)	1,692	29,745

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Per-Se Technologies, Inc. * (Software)	1,692	25,972
Perot Systems Corp. - Class A * (Computers)	5,499	73,907
Perrigo Co. (Pharmaceuticals)	4,371	83,705
PFF Bancorp, Inc. (Savings & Loans)	1,092	30,139
Pharmos Corp. * (Pharmaceuticals)	6,345	3,997
Philadelphia Consolidated Holding Corp. * (Insurance)	1,269	98,386
Pinnacle Entertainment, Inc. * (Entertainment)	2,538	42,384
Pixelworks, Inc. * (Semiconductors)	2,961	24,132
Plains Exploration & Production Co. * (Oil & Gas)	4,230	147,626
Plug Power, Inc. * (Energy - Alternate Sources)	3,525	23,265
PNM Resources, Inc. (Electric)	3,384	90,285
PolyOne Corp. * (Chemicals)	6,627	58,848
Post Properties, Inc. (Real Estate Investment Trust)	2,820	87,533
Powerwave Technologies, Inc. * (Telecommunications)	4,653	36,014
Prentiss Properties Trust (Real Estate Investment Trust)	2,115	72,248
Presidential Life Corp. (Insurance)	1,551	25,250
Price Communications Corp. * (Telecommunications)	2,538	44,415
PRIMEDIA, Inc. * (Media)	9,588	41,708
Primus Telecommunications Group, Inc. * (Telecommunications)	5,358	8,412
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	2,115	45,747
PrivateBancorp, Inc. (Banks)	1,128	35,430
ProAssurance Corp. * (Insurance)	1,833	72,404
ProQuest Co. * (Internet)	1,692	61,166
Prosperity Bancshares, Inc. (Banks)	1,128	29,881
Provident Bankshares Corp. (Banks)	2,397	79,005
Provident Financial Services, Inc. (Savings & Loans)	3,948	67,511
Province Healthcare Co. * (Healthcare-Services)	3,243	78,124
PS Business Parks, Inc. (Real Estate Investment Trust)	846	34,094
PSS World Medical, Inc. * (Healthcare-Products)	4,935	56,111
Pulitzer, Inc. (Media)	564	35,944
Quanta Services, Inc. * (Commercial Services)	5,217	39,806
Quantum Corp. * (Computers)	12,972	37,749
R & G Financial Corp. - Class B (Banks)	1,833	57,135
RailAmerica, Inc. * (Transportation)	2,538	31,674
RAIT Investment Trust (Real Estate Investment Trust)	1,410	37,816
Ralcorp Holdings, Inc. (Food)	1,833	86,793
Range Resources Corp. (Oil & Gas)	4,935	115,282
RARE Hospitality International, Inc. * (Retail)	2,397	74,019
RC2 Corp. * (Toys/Games/Hobbies)	987	33,558
Reader’s Digest Association, Inc. (Media)	4,935	85,424
RealNetworks, Inc. * (Internet)	8,037	46,454
Realty Income Corp. (Real Estate Investment Trust)	3,666	83,878
Red Robin Gourmet Burgers, Inc. * (Retail)	846	43,070
Regal-Beloit Corp. (Hand/Machine Tools)	1,833	52,772
Reliance Steel & Aluminum Co. (Iron/Steel)	1,269	50,773
Revlon, Inc. - Class A * (Cosmetics/Personal Care)	10,575	30,456
RF Micro Devices, Inc. * (Telecommunications)	12,408	64,770
RLI Corp. (Insurance)	1,410	58,445
Rock-Tenn Co. (Forest Products & Paper)	2,115	28,130
Rogers Corp. * (Electronics)	1,128	45,120
RTI International Metals, Inc. * (Mining)	1,551	36,293
Ruddick Corp. (Food)	2,397	55,491
Russell Corp. (Apparel)	2,115	38,239
Ryan’s Restaurant Group, Inc. * (Retail)	3,102	45,072
Ryerson Tull, Inc. (Iron/Steel)	1,692	21,438
S & T Bancorp, Inc. (Banks)	1,692	59,897
S1 Corp. * (Internet)	5,076	35,227
Safeguard Scientifics, Inc. * (Software)	8,601	12,213
SafeNet, Inc. * (Telecommunications)	1,692	49,593
Saga Communications, Inc. * (Media)	1,128	18,161
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	2,538	41,852
Sandy Spring Bancorp, Inc. (Banks)	987	31,900

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Sapient Corp. * (Internet)	5,640	41,426
Scansoft, Inc. * (Software)	5,781	21,505
ScanSource, Inc. * (Distribution/Wholesale)	846	43,848
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	846	28,383
SCP Pool Corp. (Distribution/Wholesale)	3,807	121,292
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,128	71,910
Secure Computing Corp. * (Internet)	2,538	21,751
Select Comfort Corp. * (Retail)	2,397	48,995
Sensient Technologies Corp. (Chemicals)	3,102	66,879
Sequa Corp. - Class A * (Aerospace/Defense)	423	21,933
SERENA Software, Inc. * (Software)	1,833	43,552
Shaw Group, Inc. * (Engineering & Construction)	3,948	86,066
Shopko Stores, Inc. * (Retail)	2,115	46,995
Sierra Pacific Resources * (Electric)	7,614	81,851
Silgan Holdings, Inc. (Packaging & Containers)	846	54,973
Silicon Graphics, Inc. * (Computers)	18,894	22,484
Silicon Image, Inc. * (Semiconductors)	5,358	53,901
Silicon Storage Technology, Inc. * (Computers)	5,640	20,981
Siliconix, Inc. * (Semiconductors)	423	14,923
Simmons First National Corp. - Class A (Banks)	1,128	27,997
Simpson Manufacturing Co., Inc. (Building Materials)	2,538	78,424
Sinclair Broadcast Group, Inc. - Class A (Media)	3,243	26,041
Six Flags, Inc. * (Entertainment)	6,204	25,560
SkyWest, Inc. (Airlines)	4,230	78,636
Skyworks Solutions, Inc. * (Semiconductors)	9,447	59,988
Sonic Automotive, Inc. (Retail)	1,692	38,425
Sonic Solutions * (Electronics)	1,269	19,098
SonoSite, Inc. * (Healthcare-Products)	1,128	29,305
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	2,679	45,436
Southern Union Co. * (Gas)	2,538	63,729
Southwest Gas Corp. (Gas)	2,256	54,505
Southwestern Energy Co. * (Oil & Gas)	2,256	128,050
Spartech Corp. (Chemicals)	1,833	36,385
Speedway Motorsports, Inc. (Entertainment)	1,128	40,270
Spherion Corp. * (Commercial Services)	4,371	32,739
SRA International, Inc. - Class A * (Computers)	705	42,476
St. Mary Land & Exploration Co. (Oil & Gas)	1,833	91,742
Standard Microsystems Corp. * (Semiconductors)	1,269	22,030
Standex International Corp. (Miscellaneous Manufacturing)	846	23,096
StarTek, Inc. (Commercial Services)	846	14,213
State Auto Financial Corp. (Insurance)	987	26,274
STERIS Corp. * (Healthcare-Products)	3,243	81,886
Sterling Bancorp (Banks)	1,128	27,377
Sterling Bancshares, Inc. (Banks)	3,243	46,051
Sterling Financial Corp. - Pennsylvania (Banks)	1,551	40,357
Sterling Financial Corp. - Spokane * (Savings & Loans)	1,692	60,404
Stewart & Stevenson Services, Inc. (Machinery-Diversified)	2,115	48,412
Stewart Enterprises, Inc. - Class A * (Commercial Services)	7,755	47,693
Strayer Education, Inc. (Commercial Services)	987	111,846
Suffolk Bancorp (Banks)	846	27,943
Superior Energy Services, Inc. * (Oil & Gas Services)	3,948	67,906
SureWest Communications (Telecommunications)	987	22,760
Susquehanna Bancshares, Inc. (Banks)	3,384	82,502
Swift Energy Co. * (Oil & Gas)	1,692	48,120
Sybron Dental Special, Inc. * (Healthcare-Products)	2,820	101,238
Sycamore Networks, Inc. * (Telecommunications)	12,549	44,674
Symmetricom, Inc. * (Telecommunications)	3,243	35,965
Take-Two Interactive Software, Inc. * (Software)	2,115	82,697
TALX Corp. (Computers)	1,454	26,405
Taubman Centers, Inc. (Real Estate Investment Trust)	3,102	86,049
Techne Corp. * (Healthcare-Products)	2,538	101,977
Technitrol, Inc. * (Electronics)	2,679	39,971

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Tecumseh Products Co. (Machinery-Diversified)	1,128	44,680
Teledyne Technologies, Inc. * (Aerospace/Defense)	2,397	75,026
TeleTech Holdings, Inc. * (Commercial Services)	2,679	34,613
Telik, Inc. * (Biotechnology)	2,820	42,526
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	2,961	36,894
Terex Corp. * (Machinery-Construction & Mining)	1,974	85,474
Tesoro Petroleum Corp. * (Oil & Gas)	2,820	104,396
Tessera Technologies, Inc. * (Semiconductors)	1,692	73,145
TETRA Technologies, Inc. * (Oil & Gas Services)	1,551	44,110
Texas Industries, Inc. (Building Materials)	1,269	68,209
The Cato Corp. - Class A (Retail)	1,410	45,473
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	10,152	135,530
The Medicines Co. * (Pharmaceuticals)	3,243	73,486
The Men’s Wearhouse, Inc. * (Retail)	846	35,710
The Phoenix Cos., Inc. (Insurance)	6,345	81,089
The Steak n Shake Co. * (Retail)	1,692	32,740
The Stride Rite Corp. (Apparel)	2,820	37,506
Thomas Industries, Inc. (Machinery-Diversified)	987	39,125
Thor Industries, Inc. (Home Builders)	1,410	42,173
THQ, Inc. * (Software)	2,115	59,516
Tierone Corp. (Savings & Loans)	1,410	33,135
Titan Corp. * (Aerospace/Defense)	5,781	104,984
Toro Co. (Housewares)	564	49,914
Town & Country Trust (Real Estate Investment Trust)	1,269	33,565
Trammell Crow Co. * (Real Estate)	2,397	49,306
Transaction Systems Architect, Inc. * (Software)	2,679	62,019
Transkaryotic Therapies, Inc * (Biotechnology)	2,115	52,801
Transmeta Corp. * (Semiconductors)	10,716	9,966
Tredegar Corp. (Miscellaneous Manufacturing)	1,974	33,282
Triad Guaranty, Inc. * (Insurance)	705	37,090
Triarc Cos., Inc. (Retail)	2,538	35,101
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,269	35,748
TriQuint Semiconductor, Inc. * (Semiconductors)	9,870	33,361
Triumph Group, Inc. * (Aerospace/Defense)	1,128	43,924
TrustCo Bank Corp. NY (Banks)	5,358	61,563
Trustmark Corp. (Banks)	3,384	98,135
TTM Technologies, Inc. * (Electronics)	2,961	30,972
Tyler Technologies, Inc. * (Computers)	2,679	20,387
UbiquiTel, Inc. * (Telecommunications)	5,076	34,009
UICI (Insurance)	2,397	58,127
UIL Holdings Corp. (Electric)	705	35,708
UMB Financial Corp. (Banks)	1,128	64,206
Unit Corp. * (Oil & Gas)	1,551	70,059
United Auto Group, Inc. (Retail)	1,128	31,392
United Community Banks, Inc. (Banks)	2,115	50,189
United Community Financial Corp. (Savings & Loans)	1,974	21,892
United Fire & Casualty Co. (Insurance)	1,128	38,160
United Online, Inc. * (Internet)	3,807	39,859
United Rentals, Inc. * (Commercial Services)	1,269	25,646
United Surgical Partners International, Inc. * (Healthcare-Services)	1,974	90,350
Universal American Financial Corp. * (Insurance)	1,974	34,150
Universal Corp. (Agriculture)	1,692	77,443
Universal Forest Products, Inc. (Building Materials)	1,128	43,823
Universal Health Realty Income Trust (Real Estate Investment Trust)	846	23,900
Universal Technical Institute, Inc. * (Commercial Services)	987	36,322
Univest Corporation Of Pennsylvania (Banks)	564	22,453
Unizan Financial Corp. (Banks)	1,551	40,326
Unova, Inc. * (Machinery-Diversified)	3,525	72,791
URS Corp. * (Engineering & Construction)	1,269	36,484
Urstadt Biddle Properties - Class A (Real Estate Investment Trust)	1,551	23,653
USEC, Inc. (Mining)	5,499	89,524
Vail Resorts, Inc. * (Entertainment)	1,410	35,603

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Valeant Pharmaceuticals International (Pharmaceuticals)	3,243	73,032
Valmont Industries, Inc. (Metal Fabricate/Hardware)	987	22,030
ValueClick, Inc. * (Internet)	5,781	61,336
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,692	64,313
Vertex Pharmaceuticals, Inc. * (Biotechnology)	5,640	52,790
Viasys Healthcare, Inc. * (Healthcare-Products)	2,256	43,044
Vicor Corp. (Electrical Components & Equipment)	1,410	14,720
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	3,384	53,332
Vignette Corp. * (Internet)	20,868	27,337
Vintage Petroleum, Inc. (Oil & Gas)	2,115	66,538
Visteon Corp. (Auto Parts & Equipment)	6,486	37,035
VISX, Inc. * (Healthcare-Products)	1,128	26,440
Vitesse Semiconductor Corp. * (Semiconductors)	15,651	41,945
W-H Energy Services, Inc. * (Oil & Gas Services)	1,833	43,864
W.R. Grace & Co. * (Chemicals)	4,794	40,845
Wabtec Corp. (Machinery-Diversified)	2,538	52,004
Walter Industries, Inc. (Holding Companies - Diversified)	1,692	71,995
Washington REIT (Real Estate Investment Trust)	2,820	81,075
Washington Trust Bancorp, Inc. (Banks)	987	27,123
Watsco, Inc. (Distribution/Wholesale)	1,551	65,297
Watson Wyatt & Co. Holdings (Commercial Services)	2,397	65,197
Watts Industries, Inc. - Class A (Electronics)	1,551	50,578
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,243	45,856
WCI Communities, Inc. * (Home Builders)	1,128	33,930
webMethods, Inc. * (Internet)	3,384	18,544
Weis Markets, Inc. (Food)	846	31,192
Werner Enterprises, Inc. (Transportation)	2,961	57,532
Wesbanco, Inc. (Banks)	1,269	34,910
WESCO International, Inc. * (Distribution/Wholesale)	1,269	35,532
West Coast Bancorp (Banks)	1,128	26,846
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,256	53,918
Westamerica Bancorporation (Banks)	1,692	87,595
Wild Oats Markets, Inc. * (Food)	2,256	23,981
Winn-Dixie Stores, Inc. * (Food)	5,922	5,507
Winnebago Industries, Inc. (Home Builders)	1,410	44,556
Wintrust Financial Corp. (Banks)	1,410	66,397
WMS Industries, Inc. * (Leisure Time)	1,410	39,706
Wolverine World Wide, Inc. (Apparel)	3,957	84,799
Woodward Governor Co. (Electronics)	705	50,549
World Fuel Services Corp. (Retail)	1,410	44,415
X-Rite, Inc. (Electronics)	1,551	23,327
Yankee Candle Co., Inc. * (Household Products/Wares)	2,115	67,046
Zenith National Insurance Corp. (Insurance)	564	29,249
Zoll Medical Corp. * (Healthcare-Products)	705	15,884
Zoran Corp. * (Semiconductors)	3,102	32,106
Zymogenetics, Inc. * (Pharmaceuticals)	1,410	21,517

TOTAL COMMON STOCKS (Cost $36,515,148)		36,964,772

	Principal Amount
Repurchase Agreements (20.9%)
UBS **, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $9,595,653 (Collateralized by $9,795,000 various U.S. Government Agency Obligations, 2.96% - 2.97%, 4/5/05 – 4/13/05, market value $9,788,681)	$9,595,000	9,595,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,595,000)		9,595,000

TOTAL INVESTMENT SECURITIES (Cost $46,110,148) - 101.5%		$46,559,772

Percentages indicated are based on net assets as of March 31,2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.
(a)	Escrowed Security

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $491,520)	8	$1,234

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $10,137,600)	33	$(272,399)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 6/28/05 (Underlying notional amount at value $2,653,355)	4,314	$(644)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $42,009,461)	68,300	106,955

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	0.4%
Aerospace/Defense	1.7%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.6%
Auto Parts & Equipment	0.9%
Banks	7.6%
Beverages	NM
Biotechnology	1.2%
Building Materials	1.1%
Chemicals	1.5%
Commercial Services	3.9%
Computers	2.3%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.0%
Diversified Financial Services	0.7%
Electric	1.9%
Electrical Components & Equipment	0.2%
Electronics	1.9%
Energy-Alternate Sources	0.1%
Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.2%
Food	0.8%
Forest Products & Paper	0.6%
Gas	0.5%
Hand/Machine Tools	0.7%
Healthcare-Products	2.7%
Healthcare-Services	2.0%
Holding Companies-Diversified	0.2%
Home Builders	0.6%
Home Furnishings	0.4%
Household Products/Wares	0.6%
Housewares	0.2%
Insurance	2.3%
Internet	2.3%
Investment Companies	0.2%
Iron/Steel	0.8%
Leisure Time	0.3%
Lodging	0.6%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.6%
Media	1.1%
Metal Fabricate/Hardware	0.8%
Mining	0.8%
Miscellaneous Manufacturing	1.7%
Office Furnishings	NM
Oil & Gas	3.9%
Oil & Gas Services	1.4%
Packaging & Containers	0.6%
Pharmaceuticals	2.4%
Real Estate	0.3%
Real Estate Investment Trust	5.2%
Retail	4.4%
Savings & Loans	1.4%
Semiconductors	2.2%
Software	2.6%
Telecommunications	2.1%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	1.9%
Trucking & Leasing	0.1%
Water	0.1%
Other ***	20.9%

***	Inclides non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP UltraOTC

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (80.9%)
Adobe Systems, Inc. (Software)	14,560	$977,995
Altera Corp. * (Semiconductors)	31,808	629,162
Amazon.com, Inc. * (Internet)	16,576	568,060
American Power Conversion Corp. (Electrical Components & Equipment)	11,648	304,130
Amgen, Inc. * (Biotechnology)	35,840	2,086,246
Apollo Group, Inc. - Class A * (Commercial Services)	11,424	846,061
Apple Computer, Inc. * (Computers)	69,440	2,893,566
Applied Materials, Inc. *(Semiconductors)	52,640	855,400
ATI Technologies, Inc. * (Semiconductors)	15,008	259,038
Autodesk, Inc. (Software)	14,560	433,306
BEA Systems, Inc. * (Software)	22,848	182,099
Bed Bath & Beyond, Inc. * (Retail)	24,864	908,531
Biogen Idec, Inc. * (Biotechnology)	22,176	765,294
Biomet, Inc. (Healthcare - Products)	20,832	756,201
Broadcom Corp. - Class A * (Semiconductors)	15,232	455,741
C.H. Robinson Worldwide, Inc. (Transportation)	5,152	265,483
Career Education Corp. * (Commercial Services)	6,272	214,879
CDW Corp. (Distribution/Wholesale)	5,376	304,711
Check Point Software Technologies, Ltd. * (Internet)	15,456	336,013
Chiron Corp. * (Biotechnology)	15,904	557,594
Cintas Corp. (Textiles)	12,544	518,193
Cisco Systems, Inc. * (Telecommunications)	140,672	2,516,622
Citrix Systems, Inc. * (Software)	12,320	293,462
Cognizant Technology Solutions Corp. * (Computers)	7,840	362,208
Comcast Corp. - Special Class A * (Media)	58,016	1,959,781
Comverse Technology, Inc. * (Telecommunications)	12,544	316,360
Costco Wholesale Corp. (Retail)	15,232	672,950
Dell, Inc. * (Computers)	55,104	2,117,096
DENTSPLY International, Inc. (Healthcare - Products)	4,704	255,945
Dollar Tree Stores, Inc. * (Retail)	6,720	193,066
eBay, Inc. * (Internet)	61,152	2,278,523
EchoStar Communications Corp. - Class A (Media)	13,664	399,672
Electronic Arts, Inc. * (Software)	18,816	974,292
Ericsson ADR* (Telecommunications)	10,080	284,256
Expeditors International of Washington, Inc. (Transportation)	6,272	335,865
Express Scripts, Inc. - Class A * (Pharmaceuticals)	4,032	351,550
Fastenal Co. (Distribution/Wholesale)	4,480	247,789
Fiserv, Inc. * (Software)	14,784	588,403
Flextronics International, Ltd. * (Electronics)	37,408	450,392
Garmin, Ltd. (Electronics)	6,048	280,143
Genzyme Corp. - General Division * (Biotechnology)	19,040	1,089,850
Gilead Sciences, Inc. * (Pharmaceuticals)	25,984	930,227
Intel Corp. (Semiconductors)	132,832	3,085,688
InterActiveCorp * (Internet)	43,680	972,754
Intersil Corp. - Class A (Semiconductors)	9,184	159,067
Intuit, Inc. * (Software)	14,336	627,487
Invitrogen Corp. * (Biotechnology)	2,912	201,510
JDS Uniphase Corp. * (Telecommunications)	100,128	167,214
Juniper Networks, Inc. * (Telecommunications)	21,728	479,320
KLA -Tencor Corp. * (Semiconductors)	14,560	669,906
Lam Research Corp. * (Semiconductors)	8,736	252,121
Lamar Advertising Co. * (Advertising)	5,152	207,574

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Level 3 Communications, Inc. * (Telecommunications)	41,216	84,905
Liberty Media International, Inc. - Class A * (Media)	10,528	460,495
Lincare Holdings, Inc. * (Healthcare - Services)	5,824	257,596
Linear Technology Corp. (Semiconductors)	25,088	961,121
Marvell Technology Group, Ltd. * (Semiconductors)	15,904	609,759
Maxim Integrated Products, Inc. (Semiconductors)	28,000	1,144,360
MCI, Inc. (Telecommunications)	21,280	530,298
MedImmune, Inc. * (Biotechnology)	16,128	384,008
Mercury Interactive Corp. * (Software)	5,600	265,328
Microchip Technology, Inc. (Semiconductors)	10,528	273,833
Microsoft Corp. (Software)	228,256	5,516,948
Millennium Pharmaceuticals, Inc. * (Biotechnology)	20,608	173,519
Molex, Inc. (Electrical Components & Equipment)	6,048	159,425
Network Appliance, Inc. * (Computers)	23,296	644,367
Nextel Communications, Inc. - Class A * (Telecommunications)	85,120	2,419,110
Novellus Systems, Inc. * (Semiconductors)	7,970	213,038
NTL, Inc. * (Telecommunications)	5,824	370,814
Oracle Corp. * (Software)	132,832	1,657,743
PACCAR, Inc. (Auto Manufacturers)	11,872	859,414
Patterson Dental Co. * (Healthcare - Products)	8,064	402,797
Paychex, Inc. (Commercial Services)	21,952	720,465
Petsmart, Inc. (Retail)	8,736	251,160
Pixar Animation Studios * (Software)	3,584	349,619
QLogic Corp. * (Semiconductors)	5,600	226,800
Qualcomm, Inc. (Telecommunications)	120,960	4,433,184
Research In Motion, Ltd. * (Computers)	11,424	873,022
Ross Stores, Inc. (Retail)	8,736	254,567
SanDisk Corp. * (Computers)	9,184	255,315
Sanmina-SCI Corp. * (Electronics)	34,048	177,731
Sears Holdings Corp. * (Retail)	9,856	1,312,523
Siebel Systems, Inc. * (Software)	36,288	331,309
Sigma-Aldrich Corp. (Chemicals)	4,032	246,960
Sirius Satellite Radio, Inc. * (Media)	83,328	468,303
Smurfit-Stone Container Corp. * (Packaging & Containers)	15,232	235,639
Staples, Inc. (Retail)	20,384	640,669
Starbucks Corp. * (Retail)	33,824	1,747,347
Sun Microsystems, Inc. * (Computers)	89,600	361,984
Symantec Corp. * (Internet)	45,248	965,140
Synopsys, Inc. * (Computers)	8,064	145,958
Tellabs, Inc. * (Telecommunications)	16,128	117,734
Teva Pharmaceutical Industries, Ltd. ADR (Pharmaceuticals)	27,776	861,056
VeriSign, Inc. * (Internet)	14,560	417,872
Veritas Software Corp. * (Software)	26,432	613,751
Whole Foods Market, Inc. (Food)	3,808	388,911
Wynn Resorts, Ltd. * (Lodging)	6,496	440,039
Xilinx, Inc. (Semiconductors)	28,224	824,988
XM Satellite Radio Holdings, Inc. - Class A * (Media)	13,216	416,304
Yahoo!, Inc. * (Internet)	40,544	1,374,442

TOTAL COMMON STOCKS (Cost $52,607,604)		75,680,466

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreement (14.2%)
UBS**, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $13,289,904 (Collateralized by $13,566,000 various U.S. Government Agency Obligations, 2.96%-2.97%, 4/5/05–4/13/05, market value $13,556,854)	$13,289,000	13,289,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,289,000)		13,289,000

TOTAL INVESTMENT SECURITIES - 95.1% (Cost $65,896,604)		$88,969,466

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security
**	All or a portion of the market value of this security is held as collateral for swap agreements.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value ($15,660,750)	105	$(396)

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/26/05 (Underlying notional amount at value $70,836,427)	47,781	$560,760

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 6/28/05 (Underlying national amount at value $24,796,745)	16,726	127,062

ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of March 31,2005:

Industry	Percentage of Net Assets
Advertising	0.2%
Auto Manufacturers	0.9%
Biotechnology	5.6%
Chemicals	0.3%
Commercial Services	1.9%
Computers	8.2%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.5%
Electronics	1.0%
Food	0.4%
Healthcare-Products	1.5%
Healthcare-Services	0.3%
Internet	7.4%
Lodging	0.5%
Media	4.0%
Packaging & Containers	0.3%
Pharmaceuticals	2.3%
Retail	6.4%
Semiconductors	11.4%
Software	13.6%
Telecommunications	12.4%
Textiles	0.6%
Transportation	0.6%
Other***	14.2%

***	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Bear

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (82.0%)
Farmer Mac*, 2.20%, 4/1/05	$11,519,000	$11,519,000
Federal Farm Credit Bank*, 2.20%, 4/1/05	11,519,000	11,519,000
Federal Home Loan Bank*, 2.20%, 4/1/05	11,519,000	11,519,000
Federal Home Loan Mortgage Corp.*, 2.20%, 4/1/05	11,519,000	11,519,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $46,076,000)		46,076,000

Repurchase Agreements (20.5%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $11,516,784 (Collateralized by $11,975,000 various Federal National Mortgage Association Securities, 2.96% - 3.26%, 4/13/05 – 11/15/05, market value $11,747,898)	11,516,000	11,516,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,516,000)		11,516,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option** expiring April 2005 @ $1,500	200	650

TOTAL OPTIONS PURCHASED (Cost $3,300)		650

TOTAL INVESTMENT SECURITIES (Cost $57,595,300) – 102.5%		$57,592,650

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $118,275)	2	$2,858
S&P 500 Futures Contract expiring June 2005 (Underlying face amount at value $33,425,400)	113	537,223

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P 500 Index expiring 8/26/05 (Underlying notional amount at value $17,237,046)	(14,600)	$(135,780)
Equity Index Swap Agreement based on the S&P 500 Index expiring 4/27/05 (Underlying notional amount at value $5,265,892)	(4,460)	(41,459)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Mid-Cap

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (75.3%)
Farmer Mac*, 2.20%, 4/1/05	$636,000	$636,000
Federal Farm Credit Bank*, 2.20%, 4/1/05	636,000	636,000
Federal Home Loan Bank*, 2.20%, 4/1/05	636,000	636,000
Federal Home Loan Mortgage Corp.*, 2.20%, 4/1/05	636,000	636,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,544,000)		2,544,000

Repurchase Agreements (18.7%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $632,043 (Collateralized by $647,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $646,307)	632,000	632,000

TOTAL REPURCHASE AGREEMENTS (Cost $632,000)		632,000

	Contracts
Options Purchased (NM)
S&P MidCap 400 Futures Call Option** expiring April 2005 @ $950	20	130

TOTAL OPTIONS PURCHASED (Cost $590)		130

TOTAL INVESTMENT SECURITIES (Cost $3,176,590) – 94.0%		$3,176,130

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005 , this security was fair valued in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $1,320,400)	4	$28,184
E-Mini S&P MidCap 400 Futures Contract expiring June 2005 (Underlying face amount at value $198,060)	3	(2)

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 6/28/05 (Underlying notional amount at value $382,443)	(580)	$(1,835)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 8/26/05 (Underlying notional amount at value $1,506,665)	(2,287)	(35,203)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short Small-Cap

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

U.S. Government Agency Obligations (65.7%)

	Principal Amount	Value
Farmer Mac*, 2.20%, 4/1/05	$3,345,000	$3,345,000
Federal Farm Credit Bank*, 2.20%, 4/1/05	3,345,000	3,345,000
Federal Home Loan Bank*, 2.20%, 4/1/05	3,345,000	3,345,000
Federal Home Loan Mortgage Corp.*, 2.20%, 4/1/05	3,345,000	3,345,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,380,000)		13,380,000

Repurchase Agreements (16.4%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $3,341,227 (Collateralized by $3,413,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $3,409,346)	3,341,000	3,341,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,341,000)		3,341,000

	Contracts
Options Purchased(NM)
Russell 2000 Futures Call Option** expiring May 2005 @ $890	70	665

TOTAL OPTIONS PURCHASED (Cost $1,190)		665

TOTAL INVESTMENT SECURITIES (Cost $16,722,190) - 82.1%		$16,721,665

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $1,351,680)	22	$(576)
Russell 2000 Futures Contract expiring June 2005 (Underlying face amount at value $4,915,200)	16	131,928

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 6/28/05 (Underlying notional amount at value $466)	(1)	$—
Equity Index Swap Agreement based on the Russell 2000 Index expiring 8/26/05 (Underlying notional amount at value $14,336,555)	(23,309)	(44,287)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Short OTC

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (81.5%)
Farmer Mac*, 2.20%, 4/1/05	$6,812,000	$6,812,000
Federal Farm Credit Bank*, 2.20%, 4/1/05	6,812,000	6,812,000
Federal Home Loan Bank*, 2.20%, 4/1/05	6,812,000	6,812,000
Federal Home Loan Mortgage Corp.*, 2.20%, 4/1/05	6,812,000	6,812,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,248,000)		27,248,000

Repurchase Agreements (20.3%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $6,811,464 (Collateralized by $6,954,000 various U.S. Government Agency Obligations, 2.96%-2.97%, 4/5/05-4/13/05, market value $6,950,085)	6,811,000	6,811,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,811,000)		6,811,000

	Contracts
Options Purchased(NM)
NASDAQ Futures Call Option** expiring May 2005 @ $ 2600	300	1,140

TOTAL OPTIONS PURCHASED (Cost $2,850)		1,140

TOTAL INVESTMENT SECURITIES (Cost $34,061,850) - 101.8%		$34,060,140

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $447,300)	15	$2,717
NASDAQ Futures Contract expiring June 2005 (Underlying face amount at value $14,467,500)	97	411,390

Swap Agreements
	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 6/28/05 (Underlying notional amount at value $9,501,648)	(6,409)	(430,099)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 8/26/05 (Underlying notional amount at value $9,070,688)	(6,118)	(74,959)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Banks

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (93.6%)
Amcore Financial, Inc. (Banks)	124	$3,503
AmSouth Bancorp (Banks)	2,170	56,312
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	124	3,486
Associated Banc-Corp. (Banks)	744	23,235
Astoria Financial Corp. (Savings & Loans)	619	15,661
BancorpSouth, Inc. (Banks)	434	8,958
Bank of America Corp. (Banks)	24,676	1,088,211
Bank of Hawaii Corp. (Banks)	310	14,031
Bank of New York Company, Inc. (Banks)	4,774	138,685
BB&T Corp. (Banks)	3,410	133,263
Cathay Bancorp, Inc. (Banks)	248	7,812
Chittenden Corp. (Banks)	310	8,082
Citigroup, Inc. (Diversified Financial Services)	31,682	1,423,789
Citizens Banking Corp. (Banks)	248	7,281
City National Corp. (Banks)	248	17,315
Colonial BancGroup, Inc. (Banks)	806	16,539
Comerica, Inc. (Banks)	1,054	58,054
Commerce Bancorp, Inc. (Banks)	992	32,210
Commerce Bancshares, Inc. (Banks)	434	20,919
Commercial Capital Bancorp, Inc. (Savings & Loans)	310	6,309
Commercial Federal Corp. (Savings & Loans)	248	6,857
Compass Bancshares, Inc. (Banks)	744	33,778
Cullen/Frost Bankers, Inc. (Banks)	310	13,997
Dime Community Bancshares, Inc. (Savings &Loans)	186	2,827
Doral Financial Corp. (Diversified Financial Services)	558	12,215
Downey Financial Corp. (Savings & Loans)	124	7,630
East-West Bancorp, Inc. (Banks)	310	11,445
F.N.B. Corp. (Banks)	310	5,937
Fifth Third Bancorp (Banks)	3,100	133,238
First BanCorp (Banks)	248	10,478
First Horizon National Corp. (Banks)	744	30,348
First Midwest Bancorp, Inc. (Banks)	310	10,069
First Niagara Financial Group, Inc. (Savings & Loans)	744	9,828
FirstFed Financial Corp. * (Savings & Loans)	124	6,325
FirstMerit Corp. (Banks)	434	11,614
Fulton Financial Corp. (Banks)	744	16,212
Golden West Financial Corp. (Savings & Loans)	1,860	112,530
Greater Bay Bancorp (Banks)	310	7,567
Harbor Florida Bancshares, Inc. (Savings & Loans)	124	4,228
Hibernia Corp. (Banks)	930	29,769
Hudson City Bancorp, Inc. (Savings & Loans)	434	15,863
Hudson United Bancorp (Banks)	248	8,742
Huntington Bancshares, Inc. (Banks)	1,364	32,600
Independence Community Bank Corp. (Savings & Loans)	496	19,344
IndyMac Bancorp, Inc. (Diversified Financial Services)	372	12,648
J.P. Morgan Chase & Co. (Diversified Financial Services)	21,762	752,965
KeyCorp (Banks)	2,480	80,476
M&T Bank Corp. (Banks)	496	50,622
MAF Bancorp, Inc. (Savings & Loans)	186	7,726
Marshall & Ilsley Corp. (Banks)	1,178	49,182
Mercantile Bankshares Corp. (Banks)	496	25,227
National City Corp. (Banks)	3,471	116,279
NetBank, Inc. (Internet)	310	2,629

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
New York Community Bancorp (Savings & Loans)	1,488	27,022
North Fork Bancorp, Inc. (Banks)	2,666	73,955
Northern Trust Corp. (Banks)	1,178	51,172
OceanFirst Financial Corp. (Savings & Loans)	62	1,424
Old National Bancorp (Banks)	434	8,810
Pacific Capital Bancorp (Banks)	248	7,385
Park National Corp. (Banks)	62	6,975
People’s Bank (Savings & Loans)	558	22,850
PFF Bancorp, Inc. (Savings & Loans)	124	3,422
PNC Financial Services Group (Banks)	1,736	89,369
Popular, Inc. (Banks)	1,488	36,188
Provident Bankshares Corp. (Banks)	186	6,131
Provident Financial Services, Inc. (Savings & Loans)	434	7,421
Regions Financial Corp. (Banks)	2,852	92,405
Republic Bancorp, Inc. (Banks)	434	5,876
Silicon Valley Bancshares * (Banks)	248	10,927
Sky Financial Group, Inc. (Banks)	620	16,628
South Financial Group, Inc. (Banks)	434	13,254
Southwest Bancorporation of Texas, Inc. (Banks)	372	6,826
Sovereign Bancorp, Inc. (Savings & Loans)	2,294	50,385
Sterling Bancshares, Inc. (Banks)	248	3,522
SunTrust Banks, Inc. (Banks)	2,170	156,392
Susquehanna Bancshares, Inc. (Banks)	310	7,558
Synovus Financial Corp. (Banks)	1,550	43,183
TCF Financial Corp. (Banks)	806	21,883
TD Banknorth, Inc. * (Banks)	558	17,432
Texas Regional Bancshares, Inc. - Class A (Banks)	248	7,467
TrustCo Bank Corp. NY (Banks)	434	4,987
Trustmark Corp. (Banks)	310	8,990
U.S. Bancorp (Banks)	11,408	328,778
UCBH Holdings, Inc. (Banks)	248	9,895
UnionBanCal Corp. (Banks)	372	22,785
United Bankshares, Inc. (Banks)	248	8,219
Valley National Bancorp (Banks)	620	15,984
W Holding Co., Inc. (Banks)	806	8,116
Wachovia Corp. (Banks)	6,572	334,580
Washington Federal, Inc. (Savings & Loans)	558	13,007
Washington Mutual, Inc. (Savings & Loans)	5,332	210,615
Webster Financial Corp. (Banks)	310	14,077
Wells Fargo & Co. (Banks)	5,354	320,168
Westamerica Bancorporation (Banks)	186	9,629
Whitney Holding Corp. (Banks)	248	11,038
Wilmington Trust Corp. (Banks)	434	15,233
Zions Bancorp (Banks)	558	38,513

TOTAL COMMON STOCKS (Cost $5,626,878)		6,905,776

	Principal Amount
Repurchase Agreements (NM)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $3,000 (Collateralized by $4,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $3,996)	$3,000	3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES (Cost $5,629,878) – 93.6%		$6,908,776

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Banks	56.3%
Diversified Financial Services	29.8%
Internet	NM
Savings & Loans	7.5%
Other**	NM

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Basic Materials

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.4%)
Air Products & Chemicals, Inc. (Chemicals)	21,828	$1,381,494
Airgas, Inc. (Chemicals)	6,420	153,374
AK Steel Holding Corp. * (Iron/Steel)	10,593	117,159
Albemarle Corp. (Chemicals)	3,852	140,059
Alcoa, Inc. (Mining)	88,917	2,702,187
Allegheny Technologies, Inc. (Iron/Steel)	8,025	193,483
Arch Coal, Inc. (Coal)	6,420	276,124
Ashland, Inc. (Chemicals)	7,062	476,473
Avery Dennison Corp. (Household Products/Wares)	9,951	616,265
Bowater, Inc. (Forest Products & Paper)	5,778	217,657
Cabot Corp. (Chemicals)	6,420	214,621
Cambrex Corp. (Biotechnology)	2,568	54,698
Caraustar Industries, Inc. * (Forest Products & Paper)	2,889	37,268
Carpenter Technology Corp. (Iron/Steel)	2,247	133,494
Cleveland-Cliffs, Inc. (Iron/Steel)	2,247	163,739
Coeur d’Alene Mines Corp. * (Mining)	24,396	89,533
Commercial Metals Co. (Metal Fabricate/Hardware)	6,099	206,695
CONSOL Energy, Inc. (Coal)	9,309	437,709
Crompton Corp. (Chemicals)	11,556	168,718
Cytec Industries, Inc. (Chemicals)	3,531	191,557
Dow Chemical Co. (Chemicals)	97,263	4,848,560
Du Pont (Chemicals)	101,115	5,181,132
Eastman Chemical Co. (Chemicals)	8,025	473,475
Ecolab, Inc. (Chemicals)	18,939	625,934
Engelhard Corp. (Chemicals)	12,519	375,946
Ferro Corp. (Chemicals)	4,173	78,536
FMC Corp. * (Chemicals)	3,531	188,732
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	17,655	699,315
Fuller (H.B.) Co. (Chemicals)	2,889	83,781
Georgia Gulf Corp. (Chemicals)	3,531	162,355
Great Lakes Chemical Corp. (Chemicals)	5,136	164,968
Hercules, Inc. * (Chemicals)	10,272	148,739
International Flavors & Fragrances, Inc. (Chemicals)	8,988	355,026
International Paper Co. (Forest Products & Paper)	49,434	1,818,678
International Steel Group, Inc. * (Iron/Steel)	7,704	304,308
Lubrizol Corp. (Chemicals)	6,741	273,954
Lyondell Chemical Co. (Chemicals)	20,865	582,551
Macdermid, Inc. (Chemicals)	2,568	83,460
Massey Energy Co. (Coal)	7,704	308,468
MeadWestvaco Corp. (Forest Products & Paper)	20,544	653,710
Meridian Gold, Inc. * (Mining)	9,951	167,575
Minerals Technologies, Inc. (Chemicals)	2,247	147,808
Monsanto Co. (Agriculture)	27,285	1,759,883
Neenah Paper, Inc. (Forest Products & Paper)	1,605	53,960
Newmont Mining Corp. (Mining)	41,409	1,749,530
Nucor Corp. (Iron/Steel)	14,766	849,930
Olin Corp. (Chemicals)	7,062	157,483
OM Group, Inc. * (Chemicals)	2,889	87,883
Peabody Energy Corp. (Coal)	12,840	595,263
Phelps Dodge Corp. (Mining)	9,630	979,660
Pope & Talbot, Inc. (Forest Products & Paper)	1,605	28,216
Potlatch Corp. (Forest Products & Paper)	2,889	135,985
PPG Industries, Inc. (Chemicals)	17,655	1,262,686

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Praxair, Inc. (Chemicals)	33,063	1,582,394
Rohm & Haas Co. (Chemicals)	14,766	708,768
RPM, Inc. (Chemicals)	11,877	217,112
RTI International Metals, Inc. * (Mining)	2,247	52,580
Ryerson Tull, Inc. (Iron/Steel)	2,247	28,469
Schulman (A.), Inc. (Chemicals)	3,210	55,918
Sensient Technologies Corp. (Chemicals)	4,494	96,891
Sigma-Aldrich Corp. (Chemicals)	6,099	373,564
Steel Dynamics, Inc. (Iron/Steel)	4,815	165,877
Stillwater Mining Co. * (Mining)	4,494	44,266
The Mosaic Co. * (Chemicals)	12,840	219,050
The Scotts Co. - Class A * (Household Products/Wares)	2,247	157,807
Tredegar Corp. (Miscellaneous Manufacturing)	2,568	43,296
United States Steel Corp. (Iron/Steel)	11,556	587,623
Valspar Corp. (Chemicals)	4,815	224,090
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,815	68,084
Wellman, Inc. (Chemicals)	3,210	46,417
Weyerhaeuser Co. (Forest Products & Paper)	24,396	1,671,126
Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,383	142,344

TOTAL COMMON STOCKS (Cost $35,012,625)		39,845,473

	Principal Amount
Repurchase Agreements (0.1%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $42,003 (Collateralized by $43,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $42,954)	$42,000	42,000

TOTAL REPURCHASE AGREEMENTS (Cost $42,000)		42,000

TOTAL INVESTMENT SECURITIES (Cost $35,054,625) - 99.5%		$39,887,473

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Agriculture	4.4%
Biotechnology	0.1%
Chemicals	53.8%
Coals	4.0%
Forest Products & Paper	11.7%
Household Products/Wares	1.9%
Iron/Steel	6.3%
Metal Fabricate/Hardware	0.9%
Mining	16.2%
Miscellaneous Manufacturing	0.1%
**Other	0.1%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Biotechnology

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (83.1%)
Abgenix, Inc. * (Pharmaceuticals)	6,696	$46,872
Albany Molecular Research, Inc. * (Commercial Services)	1,728	17,764
Alexion Pharmaceuticals, Inc. * (Biotechnology)	2,376	51,476
Amgen, Inc. * (Biotechnology)	69,316	4,034,885
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	7,992	139,780
Applera Corp. - Celera Genomics Group * (Biotechnology)	6,264	64,206
Biogen Idec, Inc. * (Biotechnology)	23,544	812,503
Celgene Corp. * (Biotechnology)	14,040	478,062
Cell Genesys, Inc. * (Biotechnology)	3,888	17,613
Cell Therapeutics, Inc. * (Pharmaceuticals)	5,184	18,611
Charles River Laboratories International, Inc. * (Biotechnology)	5,184	243,855
Chiron Corp. * (Biotechnology)	9,288	325,637
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	4,320	45,878
CuraGen Corp. * (Biotechnology)	3,456	14,377
CV Therapeutics, Inc. * (Pharmaceuticals)	2,592	52,773
Delta & Pine Land Co. (Agriculture)	3,240	87,480
Enzo Biochem, Inc. * (Biotechnology)	2,592	37,377
Enzon, Inc. * (Biotechnology)	3,672	37,418
Genentech, Inc. * (Biotechnology)	39,744	2,249,909
Genzyme Corp. - General Division * (Biotechnology)	14,040	803,650
Gilead Sciences, Inc. * (Pharmaceuticals)	36,720	1,314,575
Human Genome Sciences, Inc. * (Biotechnology)	11,016	101,568
ICOS Corp. * (Biotechnology)	4,968	111,581
ImClone Systems, Inc. * (Pharmaceuticals)	5,616	193,752
Immunomedics, Inc. * (Biotechnology)	3,672	8,923
Incyte Genomics, Inc. * (Biotechnology)	7,128	48,684
InterMune, Inc. * (Biotechnology)	2,376	26,136
Invitrogen Corp. * (Biotechnology)	4,536	313,891
Lexicon Genetics, Inc. * (Biotechnology)	3,672	18,764
Ligand Pharmaceuticals, Inc. - Class B * (Pharmaceuticals)	6,264	35,893
Maxygen, Inc. * (Biotechnology)	2,376	20,386
Medarex, Inc. * (Pharmaceuticals)	7,344	52,363
MedImmune, Inc. * (Biotechnology)	21,168	504,010
Millennium Pharmaceuticals, Inc. * (Biotechnology)	25,920	218,246
Myriad Genetics, Inc. * (Biotechnology)	2,592	47,667
Nabi Biopharmaceuticals * (Pharmaceuticals)	4,968	62,001
Nektar Therapeutics * (Biotechnology)	7,128	99,364
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	3,024	115,093
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	3,240	40,889
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	2,808	88,031
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	3,888	160,730
Protein Design Labs, Inc. * (Biotechnology)	7,980	127,600
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	3,240	16,556
Savient Pharmaceuticals, Inc. * (Biotechnology)	5,184	14,256
Techne Corp. * (Healthcare - Products)	3,240	130,183
Telik, Inc. * (Biotechnology)	4,320	65,146
Transkaryotic Therapies, Inc. * (Biotechnology)	2,160	53,924
Trimeris, Inc. * (Pharmaceuticals)	1,296	14,593
United Therapeutics Corp. * (Pharmaceuticals)	1,728	78,961
Vertex Pharmaceuticals, Inc. * (Biotechnology)	6,912	64,696
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	5,184	81,700
Xoma, Ltd. * (Biotechnology)	7,344	7,344

TOTAL COMMON STOCKS (Cost $11,971,838)		13,817,632

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.5%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $89,006 (Collateralized by $91,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $90,903)	$89,000	89,000

TOTAL REPURCHASE AGREEMENTS (Cost $89,000)		89,000

TOTAL INVESTMENT SECURITIES (Cost $12,060,838) - 83.6%		$13,906,632

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 4/4/05 (Underlying notional amount at value $2,687,871)	26,879	$(92)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of March 31 2005:

Agriculture	0.5%
Biotechnology	66.4%
Commercial Services	0.1%
Healthcare-Products	0.8%
Pharmaceuticals	15.3%
Other**	0.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Goods

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (100.0%)
Activision, Inc. * (Software)	1,404	$20,779
Actuant Corp. * (Miscellaneous Manufacturing)	234	10,511
Alberto-Culver Co. - Class B (Cosmetics/Personal Care)	624	29,865
Altria Group, Inc. (Agriculture)	15,678	1,025,184
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	312	7,644
American Italian Pasta Co. (Food)	156	4,274
Anheuser-Busch Companies, Inc. (Beverages)	6,084	288,321
Archer-Daniels-Midland Co. (Agriculture)	4,524	111,200
ArvinMeritor, Inc. (Auto Parts & Equipment)	546	8,447
Avon Products, Inc. (Cosmetics/Personal Care)	3,588	154,069
Beazer Homes USA, Inc. (Home Builders)	234	11,667
Black & Decker Corp. (Hand/Machine Tools)	624	49,290
Blyth, Inc. (Household Products/Wares)	234	7,451
BorgWarner, Inc. (Auto Parts & Equipment)	390	18,985
Briggs & Stratton Corp. (Machinery-Diversified)	390	14,200
Brown-Forman Corp. (Beverages)	312	17,082
Bunge, Ltd. (Agriculture)	858	46,229
Callaway Golf Co. (Leisure Time)	468	5,990
Campbell Soup Co. (Food)	1,950	56,589
Centex Corp. (Home Builders)	936	53,605
Champion Enterprises, Inc. * (Home Builders)	546	5,132
Chiquita Brands International, Inc. (Food)	312	8,355
Church & Dwight, Inc. (Household Products/Wares)	468	16,600
Clorox Co. (Household Products/Wares)	1,638	103,178
Coach, Inc. * (Apparel)	1,404	79,509
Coca-Cola Co. (Beverages)	17,004	708,557
Coca-Cola Enterprises, Inc. (Beverages)	1,872	38,413
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,056	211,602
ConAgra Foods, Inc. (Food)	4,056	109,593
Constellation Brands, Inc. * (Beverages)	702	37,115
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	546	10,025
Corn Products International, Inc. (Food)	546	14,191
D.R. Horton, Inc. (Home Builders)	2,184	63,861
Dana Corp. (Auto Parts & Equipment)	1,170	14,964
Dean Foods Co. * (Food)	1,170	40,131
Del Monte Foods Co. * (Food)	1,482	16,080
Delphi Corp. (Auto Parts & Equipment)	3,822	17,123
Dreyer’s Grand Ice Cream Holdings, Inc. (Food)	234	18,900
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,184	71,089
Electronic Arts, Inc. * (Software)	2,262	117,126
Energizer Holdings, Inc. * (Electrical Components & Equipment)	546	32,651
Ethan Allen Interiors, Inc. (Home Furnishings)	234	7,488
Fleetwood Enterprises, Inc. * (Home Builders)	390	3,393
Flowers Foods, Inc. (Food)	312	8,802
Ford Motor Co. (Auto Manufacturers)	13,416	152,003
Fossil, Inc. * (Household Products/Wares)	312	8,089
Furniture Brands International, Inc. (Home Furnishings)	390	8,506
G & K Services, Inc. (Textiles)	156	6,285
Garmin, Ltd. (Electronics)	468	21,677
General Mills, Inc. (Food)	2,730	134,179
General Motors Corp. (Auto Manufacturers)	3,510	103,159

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Genesco, Inc. * (Retail)	156	4,434
Gentex Corp. (Electronics)	624	19,906
Genuine Parts Co. (Distribution/Wholesale)	1,326	57,668
Gillette Co. (Cosmetics/Personal Care)	6,942	350,432
Hain Celestial Group, Inc. * (Food)	234	4,362
Harley-Davidson, Inc. (Leisure Time)	2,262	130,653
Harman International Industries, Inc. (Home Furnishings)	468	41,398
Hasbro, Inc. (Toys/Games/Hobbies)	1,248	25,522
Heinz (H.J.) Co. (Food)	2,652	97,700
Herman Miller, Inc. (Office Furnishings)	546	16,446
Hershey Foods Corp. (Food)	1,326	80,170
HNI Corp. (Office Furnishings)	390	17,530
Hormel Foods Corp. (Food)	546	16,986
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	234	11,934
Interface, Inc. - Class A * (Office Furnishings)	312	2,128
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	234	5,024
JM Smucker Co. (Food)	468	23,540
Johnson Controls, Inc. (Auto Parts & Equipment)	1,482	82,635
Jones Apparel Group, Inc. (Apparel)	936	31,347
KB Home (Home Builders)	312	36,648
Kellogg Co. (Food)	1,794	77,626
Kellwood Co. (Apparel)	234	6,737
Kenneth Cole Productions, Inc. (Retail)	78	2,273
Kimberly-Clark Corp. (Household Products/Wares)	3,744	246,093
Kraft Foods, Inc. (Food)	1,950	64,448
La-Z-Boy, Inc. (Home Furnishings)	390	5,433
Lancaster Colony Corp. (Miscellaneous Manufacturing)	234	9,957
Lear Corp. (Auto Parts & Equipment)	546	24,221
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,482	42,800
Lennar Corp. - Class A (Home Builders)	936	53,052
Lennar Corp. - Class B (Home Builders)	78	4,111
Lexar Media, Inc. * (Computers)	546	2,719
Liz Claiborne, Inc. (Apparel)	858	34,432
Loews Corp. - Carolina Group (Agriculture)	468	15,491
M.D.C. Holdings, Inc. (Home Builders)	234	16,298
Martek Biosciences Corp. * (Biotechnology)	234	13,616
Marvel Enterprises, Inc. * (Toys/Games/Hobbies)	624	12,480
Mattel, Inc. (Toys/Games/Hobbies)	3,198	68,277
Maytag Corp. (Home Furnishings)	546	7,628
McCormick & Co., Inc. (Food)	858	29,541
Meritage Homes Corp. * (Home Builders)	156	9,192
Modine Manufacturing Co. (Auto Parts & Equipment)	234	6,863
Mohawk Industries, Inc. * (Textiles)	390	32,877
Molson Coors Brewing Co. – Class B (Beverages)	546	42,135
Monaco Coach Corp. (Home Builders)	234	3,779
NBTY, Inc. * (Pharmaceuticals)	468	11,742
Newell Rubbermaid, Inc. (Housewares)	2,106	46,206
NIKE, Inc. - Class B (Apparel)	1,326	110,468
Nu Skin Enterprises, Inc. (Retail)	390	8,778
NVR, Inc. * (Home Builders)	78	61,230
Oakley, Inc. (Healthcare - Products)	234	3,000
Pentair, Inc. (Miscellaneous Manufacturing)	780	30,420
PepsiAmericas, Inc. (Beverages)	546	12,372
PepsiCo, Inc. (Beverages)	12,870	682,496
Phillips-Van Heusen Corp. (Apparel)	156	4,156
Polaris Industries, Inc. (Leisure Time)	312	21,912
Polo Ralph Lauren Corp. (Apparel)	468	18,158
Procter & Gamble Co. (Cosmetics/Personal Care)	19,266	1,021,098
Pulte Homes, Inc. (Home Builders)	780	57,431
Quiksilver, Inc. * (Apparel)	468	13,586

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Ralcorp Holdings, Inc. (Food)	234	11,080
Rayovac Corp. * (Electrical Components & Equipment)	234	9,734
Reebok International, Ltd. (Apparel)	390	17,277
Reynolds American, Inc. (Agriculture)	624	50,288
Russell Corp. (Apparel)	234	4,231
Sara Lee Corp. (Food)	6,006	133,093
SCP Pool Corp. (Distribution/Wholesale)	390	12,425
Smithfield Foods, Inc. * (Food)	702	22,148
Snap-on, Inc. (Hand/Machine Tools)	390	12,398
Standard Pacific Corp. (Home Builders)	234	16,892
Stanley Works (Hand/Machine Tools)	624	28,248
Steelcase, Inc. - Class A (Office Furnishings)	390	5,382
Superior Industries International, Inc. (Auto Parts & Equipment)	156	4,120
Take-Two Interactive Software, Inc. * (Software)	312	12,199
The Estee Lauder Companies, Inc. (Cosmetics/Personal Care)	1,014	45,610
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,326	17,702
The Nautilus Group, Inc. (Leisure Time)	234	5,560
The Pepsi Bottling Group, Inc. (Beverages)	1,170	32,585
The Ryland Group, Inc. (Home Builders)	390	24,188
The Stride Rite Corp. (Apparel)	312	4,150
The Timberland Co. - Class A * (Apparel)	156	11,065
Thor Industries, Inc. (Home Builders)	312	9,332
THQ, Inc. * (Software)	312	8,780
Toll Brothers, Inc. * (Home Builders)	390	30,752
Tommy Hilfiger Corp. * (Apparel)	702	8,213
Tootsie Roll Industries, Inc. (Food)	156	4,680
Tupperware Corp. (Household Products/Wares)	390	7,940
Tyson Foods, Inc. - Class A (Food)	1,794	29,924
Unifi, Inc. * (Apparel)	390	1,307
Universal Corp. (Agriculture)	156	7,140
UST, Inc. (Agriculture)	1,248	64,522
V. F. Corp. (Apparel)	702	41,516
Visteon Corp. (Auto Parts & Equipment)	1,014	5,790
WD-40 Co. (Household Products/Wares)	156	5,068
Weight Watchers International, Inc. * (Commercial Services)	312	13,410
Whirlpool Corp. (Home Furnishings)	468	31,698
Winnebago Industries, Inc. (Home Builders)	234	7,394
Wolverine World Wide, Inc. (Apparel)	468	10,029
Wrigley (Wm.) Jr. Co. (Food)	1,014	66,488
Yankee Candle Co., Inc. * (Household Products/Wares)	390	12,363

TOTAL COMMON STOCKS (Cost $8,037,168)		8,967,474

TOTAL INVESTMENT SECURITIES (Cost $8,037,168) - 100%		$8,967,474

Percentages indicated are based on net assets, as of March 31, 2005.

*	Non-income producing security

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Agriculture	14.7%
Apparel	4.4%
Auto Manufacturers	2.8%
Auto Parts & Equipment	2.4%
Beverages	20.8%
Biotechnology	0.2%
Commercial Services	0.1%
Computers	NM
Cosmetics/Personal Care	20.3%
Distribution/Wholesale	0.8%
Electrical Components & Equipment	0.5%
Electronics	0.5%
Food	12.0%
Hand/Machine Tools	1.0%
Healthcare - Products	NM
Home Builders	5.4%
Home Furnishings	1.1%
Household Products/Wares	4.5%
Housewares	0.5%
Leisure Time	1.8%
Machinery-Diversified	0.2%
Miscellaneous Manufacturing	1.8%
Office Furnishings	0.5%
Pharmaceuticals	0.1%
Retail	0.2%
Software	1.8%
Textiles	0.4%
Toys/Games/Hobbies	1.2%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Services

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.0%)
Abercrombie & Fitch Co. - Class A (Retail)	280	$16,027
Accredo Health, Inc. * (Pharmaceuticals)	168	7,461
Adesa, Inc. (Commercial Services)	280	6,541
Advance Auto Parts, Inc. * (Retail)	224	11,301
ADVO, Inc. (Advertising)	112	4,194
Aeropostale, Inc. * (Retail)	168	5,502
AirTran Holdings, Inc. * (Airlines)	280	2,534
Alaska Air Group, Inc. * (Airlines)	56	1,649
Albertson’s, Inc. (Food)	1,008	20,815
Amazon.com, Inc. * (Internet)	952	32,625
American Eagle Outfitters, Inc. (Retail)	392	11,584
American Greetings Corp. - Class A (Household Products/Wares)	224	5,708
AmerisourceBergen Corp. (Pharmaceuticals)	392	22,458
AMR Corp. * (Airlines)	504	5,393
Andrx Group * (Pharmaceuticals)	224	5,078
AnnTaylor Stores Corp. * (Retail)	224	5,732
Apollo Group, Inc. - Class A * (Commercial Services)	504	37,326
Applebee’s International, Inc. (Retail)	280	7,717
Aramark Corp. (Commercial Services)	336	8,830
Arbitron, Inc. (Commercial Services)	112	4,805
Argosy Gaming Co. * (Entertainment)	112	5,143
AutoNation, Inc. * (Retail)	616	11,667
AutoZone, Inc. * (Retail)	224	19,197
Avid Technology, Inc. * (Software)	112	6,061
Aztar Corp. * (Lodging)	112	3,199
Barnes & Noble, Inc. * (Retail)	168	5,794
Bed Bath & Beyond, Inc. * (Retail)	952	34,786
Belo Corp. - Class A (Media)	336	8,111
Best Buy Co., Inc. (Retail)	840	45,368
Big Lots, Inc. * (Retail)	392	4,712
BJ’s Wholesale Club, Inc. * (Retail)	224	6,957
Bob Evans Farms, Inc. (Retail)	112	2,626
Borders Group, Inc. (Retail)	280	7,454
Boyd Gaming Corp. (Lodging)	168	8,761
Brinker International, Inc. * (Retail)	280	10,142
Cablevision Systems New York Group * (Media)	616	17,279
Caesars Entertainment, Inc. * (Lodging)	896	17,732
Cardinal Health, Inc. (Pharmaceuticals)	1,400	78,120
Career Education Corp. * (Commercial Services)	336	11,511
Carmax, Inc. * (Retail)	336	10,584
Carnival Corp. (Leisure Time)	1,400	72,534
Casey’s General Stores, Inc. (Retail)	168	3,019
Catalina Marketing Corp. (Advertising)	168	4,351
CBRL Group, Inc. (Retail)	168	6,938
CDW Corp. (Distribution/Wholesale)	224	12,697
CEC Entertainment, Inc. * (Retail)	112	4,099
Cendant Corp. (Commercial Services)	3,416	70,164
Charming Shoppes, Inc. * (Retail)	336	2,732
Cheesecake Factory, Inc. * (Retail)	280	9,926
Chemed Corp. (Commercial Services)	56	4,283
Chico’s FAS, Inc. * (Retail)	560	15,826
Circuit City Stores, Inc. (Retail)	616	9,887
Claire’s Stores, Inc. (Retail)	280	6,451
Clear Channel Communications, Inc. (Media)	1,736	59,840

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
CNET Networks, Inc. * (Internet)	448	4,229
Comcast Corp. - Special Class A * (Media)	6,832	230,784
Continental Airlines, Inc. - Class B * (Airlines)	224	2,697
Copart, Inc. * (Retail)	224	5,277
Corinthian Colleges, Inc. * (Commercial Services)	280	4,402
Costco Wholesale Corp. (Retail)	1,512	66,800
Cumulus Media, Inc. – Class A * (Media)	168	2,394
CVS Corp. (Retail)	1,288	67,775
Darden Restaurants, Inc. (Retail)	504	15,463
DeVry, Inc. * (Commercial Services)	224	4,238
Dex Media, Inc. (Media)	336	6,938
Dillards, Inc. - Class A (Retail)	224	6,026
DIRECTV Group, Inc. * (Media)	2,968	42,799
Dollar General Corp. (Retail)	1,008	22,085
Dollar Tree Stores, Inc. * (Retail)	392	11,262
DoubleClick, Inc. * (Internet)	392	3,018
Dow Jones & Co., Inc. (Media)	168	6,278
DreamWorks Animation SKG, Inc. – Class A* (Entertainment)	112	4,560
Dun & Bradstreet Corp. * (Software)	224	13,765
eBay, Inc. * (Internet)	3,248	121,021
EchoStar Communications Corp. - Class A (Media)	728	21,294
Education Management Corp. * (Commercial Services)	168	4,696
Emmis Communications Corp. * (Media)	168	3,229
Entercom Communications Corp. *(Media)	168	5,967
FactSet Research Systems, Inc. (Computers)	112	3,697
Family Dollar Stores, Inc. (Retail)	504	15,301
Fastenal Co. (Distribution/Wholesale)	224	12,389
Federated Department Stores, Inc. (Retail)	560	35,638
Foot Locker, Inc. (Retail)	504	14,767
Gannett Co., Inc. (Media)	840	66,427
Gap, Inc. (Retail)	2,072	45,252
Gaylord Entertainment Co.* (Lodging)	112	4,525
Gemstar-TV Guide International, Inc. * (Media)	784	3,410
Getty Images, Inc. * (Advertising)	168	11,946
GTECH Holdings Corp. (Entertainment)	392	9,224
Guitar Center, Inc. * (Retail)	56	3,070
H&R Block, Inc. (Commercial Services)	504	25,492
Harrah’s Entertainment, Inc. (Lodging)	336	21,699
Harte-Hanks, Inc. (Advertising)	168	4,630
Hilton Hotels Corp. (Lodging)	1,176	26,284
Hollywood Entertainment Corp. * (Retail)	168	2,213
Home Depot, Inc. (Retail)	7,112	271,963
Hot Topic, Inc. * (Retail)	168	3,671
IHOP Corp. (Retail)	56	2,670
Interactive Data Corp. * (Commercial Services)	112	2,324
InterActiveCorp * (Internet)	1,624	36,167
International Game Technology (Entertainment)	1,120	29,859
International Speedway Corp. (Entertainment)	112	6,076
Interpublic Group of Cos., Inc. * (Advertising)	1,344	16,505
ITT Educational Services, Inc. * (Commercial Services)	168	8,148
J.C. Penney Co., Inc. (Holding Company) (Retail)	840	43,613
Jack in the Box, Inc. * (Retail)	112	4,155
JetBlue Airways Corp. * (Airlines)	336	6,397
John Wiley & Sons, Inc. (Media)	112	3,948
Knight-Ridder, Inc. (Media)	224	15,064
Kohls Corp. * (Retail)	1,008	52,043
Kroger Co. * (Food)	2,184	35,010
Lamar Advertising Co. * (Advertising)	280	11,281
Laureate Education, Inc. * (Commercial Services)	168	7,189
Lee Enterprises, Inc. (Media)	112	4,861

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Liberty Media Corp. - Class A * (Media)	8,344	86,527
Liberty Media International, Inc. - Class A * (Media)	504	22,045
Limited, Inc. (Retail)	1,120	27,216
Linens ‘n Things, Inc. * (Retail)	168	4,171
Longs Drug Stores Corp. (Retail)	112	3,833
Lowe’s Cos., Inc. (Retail)	2,296	131,079
Mandalay Resort Group (Lodging)	224	15,790
Marriott International, Inc. - Class A (Lodging)	616	41,185
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	112	3,669
May Department Stores Co. (Retail)	952	35,243
McClatchy Co. (Media)	56	4,153
McDonald’s Corp. (Retail)	4,088	127,300
McGraw-Hill Cos., Inc. (Media)	616	53,746
McKesson Corp. (Commercial Services)	896	33,824
Media General, Inc. - Class A (Media)	56	3,464
Meredith Corp. (Media)	112	5,236
Metro-Goldwyn-Mayer, Inc. * (Entertainment)	224	2,677
MGM Grand, Inc. * (Commercial Services)	168	11,898
Michaels Stores, Inc. (Retail)	448	16,262
NAVTEQ * (Software)	168	7,283
Neiman Marcus Group, Inc. - Class A (Retail)	112	10,249
New York Times Co. - Class A (Media)	448	16,388
News Corp. - Class A (Media)	8,120	137,390
Nordstrom, Inc. (Retail)	392	21,709
O’Reilly Automotive, Inc. * (Retail)	168	8,321
Office Depot, Inc. * (Retail)	1,008	22,357
OfficeMax, Inc. (Retail)	280	9,380
Omnicare, Inc. (Pharmaceuticals)	336	11,911
Omnicom Group, Inc. (Advertising)	616	54,529
Outback Steakhouse, Inc. (Retail)	224	10,257
P.F. Chang’s China Bistro, Inc. * (Retail)	56	3,349
Pacific Sunwear of California, Inc. * (Retail)	224	6,268
Panera Bread Co. – Class A* (Retail)	112	6,331
Payless ShoeSource, Inc. * (Retail)	224	3,537
Penn National Gaming * (Entertainment)	224	6,581
Pep Boys-Manny, Moe & Jack (Retail)	168	2,953
Performance Food Group Co. * (Food)	168	4,650
PETCO Animal Supplies, Inc. * (Retail)	112	4,123
Petsmart, Inc. (Retail)	448	12,880
Pier 1 Imports, Inc. (Retail)	280	5,104
Pixar Animation Studios * (Software)	56	5,463
Priority Healthcare Corp. - Class B * (Pharmaceuticals)	112	2,423
R.H. Donnelley Corp. * (Advertising)	112	6,506
Radio One, Inc. – Class D* (Media)	224	3,304
RadioShack Corp. (Retail)	504	12,348
Reader’s Digest Association, Inc. (Media)	280	4,847
Regis Corp. (Retail)	168	6,876
Rent-A-Center, Inc. * (Commercial Services)	224	6,117
Rite Aid Corp. * (Retail)	1,456	5,766
Ross Stores, Inc. (Retail)	504	14,687
Royal Caribbean Cruises, Ltd. (Leisure Time)	336	15,016
Ruby Tuesday, Inc. (Retail)	224	5,441
Sabre Holdings Corp. (Leisure Time)	448	9,802
Safeway, Inc. * (Food)	1,456	26,980
Saks, Inc. (Retail)	392	7,076
Scholastic Corp. * (Media)	112	4,132
Scientific Games Corp. * (Entertainment)	224	5,118
Sears Holdings Corp. * (Retail)	115	15,315
Service Corp. International * (Commercial Services)	1,120	8,378
Sirius Satellite Radio, Inc. * (Media)	3,696	20,772

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
SkyWest, Inc. (Airlines)	168	3,123
Sonic Corp. * (Retail)	168	5,611
Sotheby’s Holdings, Inc. - Class A * (Commercial Services)	168	2,849
Southwest Airlines Co. (Airlines)	2,296	32,695
Staples, Inc. (Retail)	1,624	51,042
Starbucks Corp. * (Retail)	1,288	66,538
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	672	40,340
Station Casinos, Inc. (Lodging)	168	11,348
Strayer Education, Inc. (Commercial Services)	56	6,346
SuperValu, Inc. (Food)	448	14,941
Sysco Corp. (Food)	2,072	74,177
Target Corp. (Retail)	2,688	134,454
Telewest Global, Inc. * (Telecommunications)	784	13,947
The E.W. Scripps Co. - Class A (Media)	280	13,650
The Men’s Wearhouse, Inc. * (Retail)	112	4,728
The ServiceMaster Co. (Commercial Services)	952	12,852
The Talbots, Inc. (Retail)	56	1,791
Tiffany & Co. (Retail)	448	15,465
Time Warner, Inc. * (Media)	14,336	251,596
TJX Cos., Inc. (Retail)	1,624	39,999
Toys R Us, Inc. * (Retail)	672	17,311
Tractor Supply Co. * (Retail)	112	4,889
Tribune Co. (Media)	672	26,793
Tuesday Morning Corp. * (Retail)	112	3,233
UnitedGlobalCom * (Media)	1,176	11,125
Univision Communications, Inc. - Class A * (Media)	840	23,260
Urban Outfitters, Inc. * (Retail)	168	8,059
Valassis Communications, Inc. * (Commercial Services)	168	5,873
VCA Antech, Inc. * (Pharmaceuticals)	280	5,664
Viacom, Inc. - Class B (Media)	4,872	169,692
Wal-Mart Stores, Inc. (Retail)	8,512	426,537
Walgreen Co. (Retail)	3,304	146,764
Walt Disney Co. (Media)	6,664	191,457
Washington Post Co. - Class B (Media)	56	50,064
Wendy’s International, Inc. (Retail)	392	15,304
Westwood One, Inc. * (Media)	224	4,558
Whole Foods Market, Inc. (Food)	224	22,877
Williams Sonoma, Inc. * (Retail)	280	10,290
Wynn Resorts, Ltd. * (Lodging)	224	15,174
XM Satellite Radio Holdings, Inc. - Class A * (Media)	672	21,168
YUM! Brands, Inc. (Retail)	952	49,323
Zale Corp. * (Retail)	168	4,993

TOTAL COMMON STOCKS (Cost $4,771,509)		5,578,271

	Principal Amount
Repurchase Agreements (NM)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $2,000 (Collateralized by $3,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $2,997)	$2,000	2,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,000)		2,000

TOTAL INVESTMENT SECURITIES (Cost $4,773,509) – 99.0%		$5,580,271

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Advertising	2.0%
Airlines	1.0%
Commercial Services	5.1%
Computers	0.1%
Distribution/Wholesale	0.4%
Entertainment	1.2%
Food	3.5%
Household Products/Wares	0.1%
Internet	3.5%
Leisure Time	1.7%
Lodging	3.7%
Media	28.8%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.4%
Retail	44.6%
Software	0.6%
Telecommunications	0.2%
Other**	NM

**	Includes non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Financials

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (100.1%)
ACE, Ltd. (Insurance)	2,268	$93,600
Affiliated Managers Group, Inc * (Diversified Financial Services)	189	11,724
AFLAC, Inc. (Insurance)	3,969	147,885
Allmerica Financial Corp. * (Insurance)	378	13,589
Allstate Corp. (Insurance)	5,292	286,085
AMB Property Corp. (Real Estate Investment Trust)	567	21,433
Ambac Financial Group, Inc. (Insurance)	756	56,511
American Express Co. (Diversified Financial Services)	8,505	436,902
American Financial Realty Trust (Real Estate Investment Trust)	756	11,060
American International Group, Inc. (Insurance)	17,577	973,941
American National Insurance Co. (Insurance)	189	20,015
AmeriCredit Corp. * (Diversified Financial Services)	1,134	26,581
Ameritrade Holding Corp. - Class A * (Diversified Financial Services)	2,268	23,156
Amerus Group Co. (Insurance)	378	17,861
AmSouth Bancorp (Banks)	2,646	68,664
Annaly Mortgage Management, Inc. (Real Estate Investment Trust)	945	17,728
AON Corp. (Insurance)	2,079	47,484
Apartment Investment and Management Co. - Class A (Real Estate Investment Trust)	756	28,123
Archstone-Smith Trust (Real Estate Investment Trust)	1,512	51,574
Arden Realty Group, Inc. (Real Estate Investment Trust)	567	19,193
Arthur J. Gallagher & Co. (Insurance)	756	21,773
Associated Banc-Corp. (Banks)	945	29,512
Assurant, Inc. (Insurance)	945	31,847
Astoria Financial Corp. (Savings & Loans)	756	19,127
Avalonbay Communities, Inc. (Real Estate Investment Trust)	567	37,927
Axis Capital Hldgs, Ltd. (Insurance)	567	15,332
Bank of America Corp. (Banks)	30,996	1,366,924
Bank of Hawaii Corp. (Banks)	378	17,108
Bank of New York Co., Inc. (Banks)	6,048	175,694
BB&T Corp. (Banks)	4,347	169,881
Bear Stearns Cos., Inc. (Diversified Financial Services)	756	75,524
Boston Properties, Inc. (Real Estate Investment Trust)	756	45,534
BRE Properties, Inc. - Class A (Real Estate Investment Trust)	378	13,343
Brown & Brown, Inc. (Insurance)	378	17,422
Camden Property Trust (Real Estate Investment Trust)	378	17,777
Capital One Financial Corp. (Diversified Financial Services)	1,890	141,315
CarrAmerica Realty Corp. (Real Estate Investment Trust)	378	11,926
Catellus Development Corp. (Real Estate Investment Trust)	756	20,147
CBL & Associates Properties, Inc. (Real Estate Investment Trust)	189	13,515
Centerpoint Properties Corp. (Real Estate Investment Trust)	378	15,498
Chicago Mercantile Exchange (Diversified Financial Services)	189	36,672
Chubb Corp. (Insurance)	1,512	119,856
Cincinnati Financial Corp. (Insurance)	1,134	49,454
CIT Group, Inc. (Diversified Financial Services)	1,701	64,638
Citigroup, Inc. (Diversified Financial Services)	39,879	1,792,161
City National Corp. (Banks)	378	26,392
Colonial BancGroup, Inc. (Banks)	945	19,391
Comerica, Inc. (Banks)	1,323	72,871
Commerce Bancorp, Inc. (Banks)	1,134	36,821
Commerce Bancshares, Inc. (Banks)	567	27,329

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Commerce Group, Inc. (Insurance)	189	11,714
Compass Bancshares, Inc. (Banks)	945	42,903
Conseco, Inc. * (Insurance)	1,134	23,156
Countrywide Credit Industries, Inc. (Diversified Financial Services)	4,347	141,104
Crescent Real Estate Equities Co. (Real Estate Investment Trust)	756	12,353
Cullen/Frost Bankers, Inc. (Banks)	378	17,067
Developers Diversified Realty Corp. (Real Estate Investment Trust)	756	30,051
Doral Financial Corp. (Diversified Financial Services)	756	16,549
Duke-Weeks Realty Corp. (Real Estate Investment Trust)	1,134	33,850
E*TRADE Financial Corp. (Diversified Financial Services)	2,835	34,020
East-West Bancorp, Inc. (Banks)	378	13,956
Eaton Vance Corp. (Diversified Financial Services)	945	22,151
Edwards (A.G.), Inc. (Diversified Financial Services)	567	25,402
Equifax, Inc. (Commercial Services)	1,134	34,802
Equity Office Properties Trust (Real Estate Investment Trust)	3,024	91,114
Equity Residential Properties Trust (Real Estate Investment Trust)	2,079	66,966
Everest Re Group, Ltd. (Insurance)	378	32,172
Fannie Mae (Diversified Financial Services)	7,371	401,351
Federal Realty Investment Trust (Real Estate Investment Trust)	378	18,276
Federated Investors, Inc. - Class B (Diversified Financial Services)	756	21,402
Fidelity National Financial, Inc. (Insurance)	1,134	37,354
Fifth Third Bancorp (Banks)	3,780	162,464
First American Financial Corp. (Insurance)	567	18,677
First BanCorp (Banks)	378	15,971
First Horizon National Corp. (Banks)	945	38,547
First Industrial Realty Trust, Inc. (Real Estate Investment Trust)	378	14,300
First Midwest Bancorp, Inc. (Banks)	378	12,277
First Niagara Financial Group, Inc. (Savings & Loans)	945	12,483
FirstMerit Corp. (Banks)	567	15,173
Franklin Resources, Inc. (Diversified Financial Services)	1,134	77,849
Freddie Mac (Diversified Financial Services)	5,292	334,454
Fremont General Corp. (Banks)	567	12,468
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	1,134	17,997
Fulton Financial Corp. (Banks)	945	20,592
General Growth Properties, Inc. (Real Estate Investment Trust)	1,701	58,004
Genworth Financial, Inc. (Diversified Financial Services)	1,146	31,538
Golden West Financial Corp. (Savings & Loans)	2,268	137,214
Goldman Sachs Group, Inc. (Diversified Financial Services)	3,213	353,398
Hartford Financial Services Group, Inc. (Insurance)	2,268	155,494
HCC Insurance Holdings, Inc. (Insurance)	567	20,503
Health Care Property Investors, Inc. (Real Estate Investment Trust)	945	22,179
Health Care REIT, Inc. (Real Estate Investment Trust)	378	12,096
Healthcare Realty Trust, Inc. (Real Estate Investment Trust)	378	13,774
Hibernia Corp. (Banks)	1,134	36,299
Hospitality Properties Trust (Real Estate Investment Trust)	567	22,895
Host Marriott Corp. (Real Estate Investment Trust)	2,457	40,688
HRPT Properties Trust (Real Estate Investment Trust)	1,323	15,757
Hudson City Bancorp, Inc. (Savings & Loans)	567	20,724
Hudson United Bancorp (Banks)	378	13,325
Huntington Bancshares, Inc. (Banks)	1,701	40,654
Independence Community Bank Corp. (Savings & Loans)	567	22,113
IndyMac Bancorp, Inc. (Diversified Financial Services)	378	12,852
Investors Financial Services Corp. (Banks)	567	27,732
iStar Financial, Inc. (Real Estate Investment Trust)	945	38,915
J.P. Morgan Chase & Co. (Diversified Financial Services)	27,404	948,178
Janus Capital Group, Inc. (Diversified Financial Services)	1,890	26,366
Jefferies Group, Inc. (Diversified Financial Services)	378	14,243
Jefferson-Pilot Corp. (Insurance)	1,134	55,623

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
KeyCorp (Banks)	3,213	104,262
Kimco Realty Corp. (Real Estate Investment Trust)	756	40,748
Legg Mason, Inc. (Diversified Financial Services)	756	59,074
Liberty Property Trust (Real Estate Investment Trust)	567	22,141
Lincoln National Corp. (Insurance)	1,323	59,720
Loews Corp. (Insurance)	945	69,495
M&T Bank Corp. (Banks)	567	57,868
Macerich Co. (Real Estate Investment Trust)	378	20,140
Mack-Cali Realty Corp. (Real Estate Investment Trust)	378	16,008
Marsh & McLennan Cos., Inc. (Insurance)	3,780	114,988
Marshall & Ilsley Corp. (Banks)	1,512	63,126
MBIA, Inc. (Insurance)	1,134	59,286
MBNA Corp. (Diversified Financial Services)	8,694	213,438
Mellon Financial Corp. (Banks)	3,213	91,699
Mercantile Bankshares Corp. (Banks)	567	28,838
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,615	374,409
MetLife, Inc. (Insurance)	3,213	125,628
MGIC Investment Corp. (Insurance)	756	46,623
Mills Corp. (Real Estate Investment Trust)	378	19,996
Moneygram International, Inc. (Software)	756	14,281
Montpelier RE Holdings, Ltd. (Insurance)	378	13,287
Moody’s Corp. (Commercial Services)	945	76,413
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,560	432,810
National City Corp. (Banks)	4,347	145,625
Nationwide Financial Services (Insurance)	378	13,570
New Century Financial Corp. (Real Estate Investment Trust)	378	17,698
New Plan Excel Realty Trust, Inc. (Real Estate Investment Trust)	756	18,983
New York Community Bancorp (Savings & Loans)	1,890	34,322
North Fork Bancorp, Inc. (Banks)	3,402	94,371
Northern Trust Corp. (Banks)	1,512	65,681
Old Republic International Corp. (Insurance)	1,323	30,813
Pan Pacific Retail Properties (Real Estate Investment Trust)	378	21,452
PartnerRe, Ltd. (Insurance)	378	24,419
People’s Bank (Savings & Loans)	756	30,958
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,323	47,231
PMI Group, Inc. (Insurance)	756	28,736
PNC Financial Services Group (Banks)	2,079	107,027
Popular, Inc. (Banks)	1,890	45,965
Principal Financial Group, Inc. (Insurance)	2,457	94,570
Progressive Corp. (Insurance)	1,323	121,398
Prologis (Real Estate Investment Trust)	1,323	49,083
Protective Life Corp. (Insurance)	567	22,283
Providian Financial Corp. * (Diversified Financial Services)	2,268	38,919
Prudential Financial, Inc. (Insurance)	3,969	227,821
Public Storage, Inc. (Real Estate Investment Trust)	756	43,047
Radian Group, Inc. (Insurance)	756	36,091
Raymond James Financial Corp. (Diversified Financial Services)	378	11,453
Rayonier, Inc. (Forest Products & Paper)	378	18,722
Realty Income Corp. (Real Estate Investment Trust)	567	12,973
Reckson Associates Realty Corp. (Real Estate Investment Trust)	567	17,407
Regency Centers Corp. (Real Estate Investment Trust)	378	18,004
Regions Financial Corp. (Banks)	3,591	116,348
RenaissanceRe Holdings (Insurance)	567	26,479
SAFECO Corp. (Insurance)	945	46,031
Schwab (Diversified Financial Services)	8,505	89,388
SEI Investments Co. (Software)	567	20,503
Shurgard Storage Centers, Inc. - Class A (Real Estate Investment Trust)	378	15,490
Silicon Valley Bancshares * (Banks)	189	8,327
Simon Property Group, Inc. (Real Estate Investment Trust)	1,701	103,048

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Sky Financial Group, Inc. (Banks)	756	20,276
SL Green Realty Corp. (Real Estate Investment Trust)	378	21,251
SLM Corp. (Diversified Financial Services)	3,213	160,136
South Financial Group, Inc. (Banks)	567	17,316
Sovereign Bancorp, Inc. (Savings & Loans)	2,835	62,824
St. Joe Co. (Real Estate)	567	38,159
St. Paul Cos., Inc. (Insurance)	5,102	187,396
StanCorp Financial Group, Inc. (Insurance)	189	16,023
State Street Corp. (Banks)	2,646	115,683
SunTrust Banks, Inc. (Banks)	2,833	204,174
Synovus Financial Corp. (Banks)	1,890	52,655
T. Rowe Price Group, Inc. (Diversified Financial Services)	945	56,114
TCF Financial Corp. (Banks)	945	25,657
TD Banknorth, Inc. * (Banks)	755	23,586
The First Marblehead Corp. * (Diversified Financial Services)	189	10,873
Thornburg Mortgage Asset Corp. (Real Estate Investment Trust)	756	21,198
Torchmark Corp. (Insurance)	756	39,463
Transatlantic Holdings, Inc. (Insurance)	189	12,516
Trizec Properties, Inc. (Real Estate Investment Trust)	756	14,364
U.S. Bancorp (Banks)	14,364	413,970
UCBH Holdings, Inc. (Banks)	378	15,082
UnionBanCal Corp. (Banks)	378	23,153
United Dominion Realty Trust, Inc. (Real Estate Investment Trust)	945	19,722
Unitrin, Inc. (Insurance)	378	17,161
UnumProvident Corp. (Insurance)	2,268	38,601
Valley National Bancorp (Banks)	756	19,490
Ventas, Inc. (Real Estate Investment Trust)	567	14,152
Vornado Realty Trust (Real Estate Investment Trust)	945	65,461
W.R. Berkley Corp. (Insurance)	567	28,123
Wachovia Corp. (Banks)	12,284	625,378
Waddell & Reed Financial, Inc. (Diversified Financial Services)	567	11,193
Washington Federal, Inc. (Savings & Loans)	756	17,622
Washington Mutual, Inc. (Savings & Loans)	6,615	261,293
Webster Financial Corp. (Banks)	378	17,165
Weingarten Realty Investors (Real Estate Investment Trust)	567	19,567
Wells Fargo & Co. (Banks)	13,041	779,852
Westamerica Bancorporation (Banks)	189	9,785
Whitney Holding Corp. (Banks)	378	16,825
Willis Group Holdings, Ltd. (Insurance)	945	34,842
Wilmington Trust Corp. (Banks)	567	19,902
XL Capital, Ltd. - Class A (Insurance)	1,134	82,068
Zions Bancorp (Banks)	756	52,179

TOTAL COMMON STOCKS (Cost $14,309,298)		18,588,113

	Principal Amount
Repurchase Agreements (0.3%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $59,004 (Collateralized by $61,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $60,935)	$59,000	59,000

TOTAL REPURCHASE AGREEMENTS (Cost $59,000)		59,000

TOTAL INVESTMENT SECURITIES (Cost $14,368,298) – 100.4%		$18,647,113

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Banks	31.6%
Commercial Services	0.6%
Diversified Financial Services	35.2%
Forest Products & Paper	0.4%
Insurance	20.9%
Real Estate	0.2%
Real Estate Investment Trust	7.7%
Savings & Loans	3.3%
Software	0.2%
Other**	0.3%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Health Care

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (100.0%)
Abbott Laboratories (Pharmaceuticals)	52,358	$2,440,930
Abgenix, Inc. * (Pharmaceuticals)	2,785	19,495
Advanced Medical Optics, Inc. * (Healthcare - Products)	1,114	40,338
Aetna, Inc. (Healthcare - Services)	10,026	751,449
Affymetrix, Inc. * (Biotechnology)	2,228	95,448
Albany Molecular Research, Inc. * (Commercial Services)	557	5,726
Alcon, Inc. (Healthcare - Products)	2,785	248,673
Alexion Pharmaceuticals, Inc. * (Biotechnology)	1,114	24,135
Alkermes, Inc. * (Pharmaceuticals)	2,785	28,908
Allergan, Inc. (Pharmaceuticals)	4,456	309,558
Alpharma, Inc. (Pharmaceuticals)	1,114	13,724
American Medical Systems Holdings, Inc. * (Healthcare - Products)	2,228	38,277
American Pharmaceutical Partners, Inc. * (Pharmaceuticals)	1,114	57,638
AMERIGROUP Corp. * (Healthcare - Services)	1,671	61,092
Amgen, Inc. * (Biotechnology)	42,332	2,464,145
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	3,342	58,452
Applera Corp. - Applied Biosystems Group (Electronics)	6,684	131,942
Applera Corp. - Celera Genomics Group * (Biotechnology)	2,228	22,837
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,671	53,639
ArthroCare Corp. * (Healthcare - Products)	557	15,875
Bard (C.R.), Inc. (Healthcare - Products)	3,342	227,523
Barr Laboratories, Inc. * (Pharmaceuticals)	2,785	135,992
Bausch & Lomb, Inc. (Healthcare - Products)	1,671	122,484
Baxter International, Inc. (Healthcare - Products)	20,609	700,294
Beckman Coulter, Inc. (Healthcare - Products)	2,228	148,051
Becton, Dickinson & Co. (Healthcare - Products)	7,798	455,559
Beverly Enterprises, Inc. * (Healthcare - Services)	3,342	41,374
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	557	27,131
Biogen Idec, Inc. * (Biotechnology)	11,140	384,441
Biomet, Inc. (Healthcare - Products)	7,798	283,067
Biosite Diagnostics, Inc. * (Healthcare - Products)	557	28,981
Boston Scientific Corp. * (Healthcare - Products)	20,052	587,323
Bristol-Myers Squibb Co. (Pharmaceuticals)	65,169	1,659,203
Caremark Rx, Inc. * (Pharmaceuticals)	15,039	598,251
Celgene Corp. * (Biotechnology)	5,570	189,659
Cell Genesys, Inc. * (Biotechnology)	1,671	7,570
Cell Therapeutics, Inc. * (Pharmaceuticals)	2,228	7,999
Centene Corp. * (Healthcare - Services)	1,114	33,409
Cephalon, Inc. * (Pharmaceuticals)	1,671	78,253
Charles River Laboratories International, Inc. * (Biotechnology)	2,228	104,805
Chiron Corp. * (Biotechnology)	3,899	136,699
CIGNA Corp. (Insurance)	4,456	397,921
Community Health Systems, Inc. * (Healthcare - Services)	2,785	97,224
Cooper Cos., Inc. (Healthcare - Products)	1,671	121,816
Covance, Inc. * (Healthcare - Services)	2,228	106,075
Coventry Health Care, Inc. * (Healthcare - Services)	3,342	227,724
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,671	17,746
CuraGen Corp. * (Biotechnology)	1,114	4,634
CV Therapeutics, Inc. * (Pharmaceuticals)	1,114	22,681
Cyberonics, Inc. * (Healthcare - Products)	557	24,603
CYTYC Corp. * (Healthcare - Products)	3,899	89,716
Dade Behring Holdings, Inc. * (Healthcare – Products)	1,671	98,472
Datascope Corp. (Healthcare - Products)	557	17,033

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DaVita, Inc. * (Healthcare - Services)	3,342	139,863
Delta & Pine Land Co. (Agriculture)	1,114	30,078
DENTSPLY International, Inc. (Healthcare - Products)	2,228	121,225
Diagnostic Products Corp. (Healthcare - Products)	557	26,903
Edwards Lifesciences Corp. * (Healthcare - Products)	2,228	96,294
Eli Lilly & Co. (Pharmaceuticals)	32,306	1,683,143
Enzo Biochem, Inc. * (Biotechnology)	1,114	16,064
Enzon, Inc. * (Biotechnology)	1,671	17,027
eResearch Technology, Inc. * (Internet)	1,671	19,684
Express Scripts, Inc. - Class A * (Pharmaceuticals)	2,228	194,259
Fisher Scientific International, Inc. * (Electronics)	3,898	221,874
Forest Laboratories, Inc. * (Pharmaceuticals)	12,254	452,785
Gen-Probe, Inc. * (Healthcare - Products)	1,671	74,460
Genentech, Inc. * (Biotechnology)	15,596	882,889
Genzyme Corp. - General Division * (Biotechnology)	7,798	446,357
Gilead Sciences, Inc. * (Pharmaceuticals)	14,482	518,456
Guidant Corp. (Healthcare - Products)	10,583	782,084
Haemonetics Corp. * (Healthcare - Products)	1,114	46,966
HCA, Inc. (Healthcare - Services)	13,368	716,124
Health Management Associates, Inc. - Class A (Healthcare - Services)	7,798	204,152
Health Net, Inc. * (Healthcare - Services)	3,899	127,536
Henry Schein, Inc. * (Healthcare - Products)	2,785	99,814
Hillenbrand Industries, Inc. (Healthcare - Products)	2,228	123,587
Hospira, Inc. * (Pharmaceuticals)	5,013	161,770
Human Genome Sciences, Inc. * (Biotechnology)	4,456	41,084
Humana, Inc. * (Healthcare - Services)	5,570	177,906
ICOS Corp. * (Biotechnology)	1,671	37,531
IDEXX Laboratories, Inc. * (Healthcare - Products)	1,114	60,334
ImClone Systems, Inc. * (Pharmaceuticals)	2,228	76,866
Immucor, Inc. * (Healthcare - Products)	1,671	50,447
Immunomedics, Inc. * (Biotechnology)	1,671	4,061
Impax Laboratories, Inc. * (Pharmaceuticals)	1,671	26,736
INAMED Corp. * (Healthcare - Products)	1,114	77,846
Incyte Genomics, Inc. * (Biotechnology)	2,785	19,022
InterMune, Inc. * (Biotechnology)	1,114	12,254
Intuitive Surgical, Inc. * (Healthcare - Products)	1,114	50,654
Invacare Corp. (Healthcare - Products)	1,114	49,718
Invitrogen Corp. * (Biotechnology)	1,671	115,633
IVAX Corp. * (Pharmaceuticals)	7,241	143,155
Johnson & Johnson (Healthcare - Products)	99,146	6,658,645
Kinetic Concepts, Inc. * (Healthcare - Products)	1,671	99,675
King Pharmaceuticals, Inc. * (Pharmaceuticals)	8,355	69,430
Laboratory Corp. of America Holdings * (Healthcare - Services)	4,456	214,779
Lexicon Genetics, Inc. * (Biotechnology)	1,671	8,539
LifePoint Hospitals, Inc. * (Healthcare - Services)	1,114	48,838
Ligand Pharmaceuticals, Inc. - Class B * (Pharmaceuticals)	2,228	12,766
Lincare Holdings, Inc. * (Healthcare - Services)	3,342	147,817
Manor Care, Inc. (Healthcare - Services)	2,785	101,263
Maxygen, Inc. * (Biotechnology)	1,114	9,558
Medarex, Inc. * (Pharmaceuticals)	2,785	19,857
Medco Health Solutions, Inc. * (Pharmaceuticals)	8,912	441,768
Medicis Pharmaceutical Corp. (Pharmaceuticals)	1,671	50,097
MedImmune, Inc. * (Biotechnology)	8,355	198,933
Medtronic, Inc. (Healthcare - Products)	40,661	2,071,678
Mentor Corp. (Healthcare - Products)	1,114	35,759
Merck & Co., Inc. (Pharmaceuticals)	74,081	2,398,002
MGI Pharma, Inc. * (Pharmaceuticals)	2,228	56,302
Millennium Pharmaceuticals, Inc. * (Biotechnology)	10,026	84,419
Millipore Corp. * (Biotechnology)	1,671	72,521
Molecular Devices Corp. * (Electronics)	557	10,583
Mylan Laboratories, Inc. (Pharmaceuticals)	8,355	148,051
Myriad Genetics, Inc. * (Biotechnology)	1,114	20,486

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Nabi Biopharmaceuticals * (Pharmaceuticals)	2,228	27,805
Nektar Therapeutics * (Biotechnology)	2,785	38,823
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	1,114	42,399
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	557	9,447
NPS Pharmaceuticals, Inc. * (Pharmaceuticals)	1,114	14,059
Odyssey Healthcare, Inc. * (Healthcare - Services)	1,114	13,101
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,114	34,924
Orthodontic Centers of America, Inc. * (Healthcare - Services)	1,671	7,102
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,671	69,079
Owens & Minor, Inc. (Distribution/Wholesale)	1,114	30,245
PacifiCare Health Systems, Inc. * (Healthcare - Services)	2,785	158,522
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	1,114	37,252
PAREXEL International Corp. * (Commercial Services)	1,114	26,179
Patterson Dental Co. * (Healthcare - Products)	3,899	194,755
Pediatrix Medical Group, Inc. * (Healthcare - Services)	557	38,205
Perrigo Co. (Pharmaceuticals)	2,228	42,666
Pfizer, Inc. (Pharmaceuticals)	251,764	6,613,839
Pharmaceutical Product Development, Inc. * (Commercial Services)	1,671	80,960
PolyMedica Corp. (Healthcare - Products)	1,114	35,381
Protein Design Labs, Inc. * (Biotechnology)	3,342	53,439
Province Healthcare Co. * (Healthcare - Services)	1,671	40,254
PSS World Medical, Inc. * (Healthcare - Products)	2,228	25,332
Quest Diagnostics, Inc. (Healthcare - Services)	2,785	292,787
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,114	5,693
Renal Care Group, Inc. * (Healthcare - Services)	2,228	84,530
ResMed, Inc. * (Healthcare - Products)	1,114	62,830
Respironics, Inc. * (Healthcare - Products)	1,114	64,913
Savient Pharmaceuticals, Inc. * (Biotechnology)	2,228	6,127
Schering-Plough Corp. (Pharmaceuticals)	49,016	889,640
Sepracor, Inc. * (Pharmaceuticals)	3,342	191,864
Sierra Health Services, Inc. * (Healthcare - Services)	557	35,559
St. Jude Medical, Inc. * (Healthcare - Products)	11,697	421,092
STERIS Corp. * (Healthcare - Products)	2,228	56,257
Stryker Corp. (Healthcare - Products)	9,469	422,412
Sunrise Assisted Living, Inc. * (Healthcare - Services)	557	27,070
Sybron Dental Special, Inc. * (Healthcare - Products)	1,114	39,993
Taro Pharmaceutical Industries, Ltd. * (Pharmaceuticals)	557	17,579
Techne Corp. * (Healthcare - Products)	1,114	44,761
Telik, Inc. * (Biotechnology)	1,671	25,199
Tenet Healthcare Corp. * (Healthcare - Services)	15,596	179,822
The Medicines Co. * (Pharmaceuticals)	1,671	37,865
Transkaryotic Therapies, Inc * (Biotechnology)	1,114	27,811
Triad Hospitals, Inc. * (Healthcare - Services)	2,785	139,529
Trimeris, Inc. * (Pharmaceuticals)	557	6,272
United Therapeutics Corp. * (Pharmaceuticals)	557	25,452
UnitedHealth Group, Inc. (Healthcare - Services)	21,722	2,071,843
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,671	87,560
Valeant Pharmaceuticals International (Pharmaceuticals)	2,785	62,718
Varian Medical Systems, Inc. * (Healthcare - Products)	4,456	152,752
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,785	26,068
Viasys Healthcare, Inc. * (Healthcare - Products)	1,114	21,255
Vicuron Pharmaceuticals, Inc. * (Pharmaceuticals)	2,228	35,113
VISX, Inc. * (Healthcare - Products)	1,671	39,168
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	3,899	119,816
WellChoice, Inc. * (Healthcare - Services)	1,114	59,387
WellPoint, Inc. * (Healthcare - Services)	10,026	1,256,759
Wyeth (Pharmaceuticals)	44,560	1,879,541
Xoma, Ltd. * (Biotechnology)	2,785	2,785
Zimmer Holdings, Inc. * (Healthcare - Products)	8,355	650,103

TOTAL COMMON STOCKS (Cost $46,063,580)		52,396,094

TOTAL INVESTMENT SECURITIES (Cost $46,063,580) - 100.0%		$52,396,094

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Agriculture	0.1%
Biotechnology	10.8%
Commercial Services	0.2%
Distribution/Wholesale	0.1%
Electronics	0.7%
Healthcare - Products	30.5%
Healthcare - Services	14.8%
Insurance	0.8%
Internet	NM
Pharmaceuticals	42.0%

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Industrials

Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (100.2%)
3M Co. (Miscellaneous Manufacturing)	4,085	$350,044
Accenture, Ltd. - Class A * (Commercial Services)	2,565	61,945
Acuity Brands, Inc. (Miscellaneous Manufacturing)	285	7,695
Acxiom Corp. (Software)	475	9,942
Aeroflex, Inc. * (Telecommunications)	380	3,545
Affiliated Computer Services, Inc. - Class A * (Computers)	665	35,404
AGCO Corp. * (Machinery-Diversified)	475	8,669
Agilent Technologies, Inc. * (Electronics)	2,565	56,942
Albany International Corp. - Class A (Machinery-Diversified)	190	5,867
Alexander & Baldwin, Inc. (Transportation)	285	11,742
Alliance Data Systems Corp. * (Commercial Services)	285	11,514
Alliant Techsystems, Inc. * (Aerospace/Defense)	190	13,576
Allied Waste Industries, Inc. * (Environmental Control)	1,140	8,333
American Standard Cos. (Building Materials)	1,045	48,572
Ametek, Inc. (Electrical Components & Equipment)	380	15,294
Amphenol Corp. - Class A (Electronics)	475	17,594
AptarGroup, Inc. (Miscellaneous Manufacturing)	190	9,876
Arkansas Best Corp. (Transportation)	95	3,589
Armor Holdings, Inc. * (Aerospace/Defense)	190	7,047
Arrow Electronics, Inc. * (Electronics)	665	16,858
Automatic Data Processing, Inc. (Software)	3,420	153,729
Avnet, Inc. * (Electronics)	665	12,249
Ball Corp. (Packaging & Containers)	570	23,644
Banta Corp. (Commercial Services)	190	8,132
Belden, Inc. (Electrical Components & Equipment)	285	6,330
Bemis Company, Inc. (Packaging & Containers)	570	17,738
Benchmark Electronics, Inc. * (Electronics)	190	6,048
Black Box Corp. (Telecommunications)	95	3,554
Boeing Co. (Aerospace/Defense)	4,275	249,916
Brink’s Co. (Miscellaneous Manufacturing)	285	9,861
Brunswick Corp. (Leisure Time)	570	26,705
Burlington Northern Santa Fe Corp. (Transportation)	2,185	117,836
C.H. Robinson Worldwide, Inc. (Transportation)	475	24,477
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	190	13,256
Caterpillar, Inc. (Machinery - Construction & Mining)	1,995	182,422
Ceridian Corp. * (Computers)	855	14,578
Certegy, Inc. (Software)	380	13,156
CheckFree Corp. * (Internet)	380	15,489
Checkpoint Systems, Inc. * (Electronics)	190	3,207
Choicepoint, Inc. * (Commercial Services)	475	19,052
Cintas Corp. (Textiles)	760	31,396
Clarcor, Inc. (Miscellaneous Manufacturing)	190	9,872
CNF, Inc. (Transportation)	285	13,335
Cognex Corp. (Machinery-Diversified)	190	4,727
Coherent, Inc. * (Electronics)	190	6,414
Commscope, Inc. * (Telecommunications)	285	4,264
Convergys Corp. * (Commercial Services)	855	12,765
Cooper Industries, Ltd. - Class A (Miscellaneous Manufacturing)	570	40,766
Corporate Executive Board (Commercial Services)	190	12,151
Corrections Corp. of America * (Commercial Services)	190	7,334
Crane Co. (Miscellaneous Manufacturing)	285	8,205

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Crown Holdings, Inc. * (Packaging & Containers)	950	14,782
CSX Corp. (Transportation)	1,235	51,438
Cummins, Inc. (Machinery-Diversified)	190	13,367
Danaher Corp. (Miscellaneous Manufacturing)	1,425	76,109
Deere & Co. (Machinery-Diversified)	1,425	95,659
Deluxe Corp. (Commercial Services)	285	11,360
Dionex Corp. * (Electronics)	95	5,178
Donaldson Co., Inc. (Miscellaneous Manufacturing)	380	12,266
Dover Corp. (Miscellaneous Manufacturing)	1,140	43,081
Eagle Materials - Class A (Building Materials)	95	7,689
Eaton Corp. (Miscellaneous Manufacturing)	855	55,917
eFunds Corp. * (Software)	285	6,361
EGL, Inc. * (Transportation)	190	4,332
ElkCorp (Building Materials)	95	3,654
EMCOR Group, Inc. * (Engineering & Construction)	95	4,448
Emerson Electric Co. (Electrical Components & Equipment)	2,375	154,208
Engineered Support Systems, Inc. (Aerospace/Defense)	190	10,169
Esterline Technologies Corp. * (Aerospace/Defense)	190	6,565
Expeditors International of Washington, Inc. (Transportation)	570	30,524
FedEx Corp. (Transportation)	1,615	151,728
First Data Corp. (Software)	4,940	194,191
Fiserv, Inc. * (Software)	1,140	45,372
Flextronics International, Ltd. * (Electronics)	3,230	38,889
FLIR Systems, Inc. * (Electronics)	380	11,514
Florida Rock Industries, Inc. (Building Materials)	190	11,176
Flowserve Corp. * (Machinery-Diversified)	285	7,373
Fluor Corp. (Engineering & Construction)	475	26,330
Fortune Brands, Inc. (Household Products/Wares)	855	68,939
FTI Consulting, Inc. * (Commercial Services)	285	5,882
GATX Corp. (Trucking & Leasing)	285	9,459
General Dynamics Corp. (Aerospace/Defense)	950	101,697
General Electric Co. (Miscellaneous Manufacturing)	60,610	2,185,597
General Maritime Corp * (Transportation)	190	9,204
Georgia Pacific Corp. (Forest Products & Paper)	1,330	47,201
Global Payments, Inc. (Software)	190	12,253
Goodrich Corp. (Aerospace/Defense)	665	25,463
Graco, Inc. (Machinery-Diversified)	380	15,337
Granite Construction, Inc. (Engineering & Construction)	190	4,991
Harsco Corp. (Miscellaneous Manufacturing)	190	11,326
Hewitt Associates, Inc. * (Commercial Services)	285	7,581
Honeywell International, Inc. (Miscellaneous Manufacturing)	4,465	166,143
Hubbell, Inc. - Class B (Electrical Components & Equipment)	285	14,564
Hughes Supply, Inc. (Distribution/Wholesale)	380	11,305
IDEX Corp. (Machinery-Diversified)	285	11,500
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,520	136,086
IMS Health, Inc. (Software)	1,330	32,439
Ingersoll-Rand Co. - Class A (Miscellaneous Manufacturing)	1,045	83,234
Iron Mountain, Inc. * (Commercial Services)	665	19,179
ITT Industries, Inc. (Miscellaneous Manufacturing)	570	51,437
J.B. Hunt Transport Services, Inc. (Transportation)	380	16,633
Jabil Circuit, Inc. * (Electronics)	950	27,094
Jacobs Engineering Group, Inc. * (Engineering & Construction)	285	14,797
Jacuzzi Brands, Inc * (Miscellaneous Manufacturing)	475	4,636
Jarden Corp. * (Household Products/Wares)	190	8,717
Joy Global, Inc. (Machinery - Construction & Mining)	475	16,654
Kansas City Southern Industries, Inc. * (Transportation)	380	7,319
Kaydon Corp. (Metal Fabricate/Hardware)	190	5,966
KEMET Corp. * (Electronics)	475	3,681

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Kennametal, Inc. (Hand/Machine Tools)	190	9,023
L-3 Communications Holdings, Inc. (Aerospace/Defense)	665	47,228
Lafarge Corp. (Building Materials)	190	11,106
Landstar System, Inc. * (Transportation)	380	12,445
Littelfuse, Inc. * (Electrical Components & Equipment)	95	2,722
Lockheed Martin Corp. (Aerospace/Defense)	1,995	121,814
Louisiana-Pacific Corp. (Forest Products & Paper)	570	14,330
Manitowoc Co. (Machinery-Diversified)	190	7,674
Manpower, Inc. (Commercial Services)	475	20,672
Martin Marietta Materials (Building Materials)	285	15,937
Masco Corp. (Building Materials)	2,565	88,929
MDU Resources Group, Inc. (Electric)	665	18,367
Mettler Toledo International, Inc * (Electrical Components & Equipment)	285	13,538
Mine Safety Appliances Co. (Environmental Control)	190	7,361
Molex, Inc. (Electrical Components & Equipment)	285	7,513
Molex, Inc., Class A (Electrical Components & Equipment)	380	8,968
Monster Worldwide, Inc. * (Internet)	570	15,988
MPS Group, Inc. * (Commercial Services)	570	5,991
MSC Industrial Direct Co. - Class A (Retail)	285	8,710
Mueller Industries, Inc. (Metal Fabricate/Hardware)	190	5,349
Navigant Consulting Co. * (Commercial Services)	285	7,761
Navistar International Corp. * (Auto Manufacturers)	380	13,832
Nordson Corp. (Machinery-Diversified)	190	6,996
Norfolk Southern Corp. (Transportation)	2,280	84,474
Northrop Grumman Corp. (Aerospace/Defense)	2,090	112,817
OMI Corp. (Transportation)	570	10,916
Orbotech, Ltd. * (Electronics)	190	4,161
Oshkosh Truck Corp. (Auto Manufacturers)	190	15,578
Overseas Shipholding Group, Inc. (Transportation)	190	11,953
Owens-Illinois, Inc. * (Packaging & Containers)	760	19,106
PACCAR, Inc. (Auto Manufacturers)	950	68,771
Packaging Corp. of America (Packaging & Containers)	380	9,230
Pactiv Corp. * (Packaging & Containers)	855	19,964
Pall Corp. (Miscellaneous Manufacturing)	760	20,611
Parker Hannifin Corp. (Miscellaneous Manufacturing)	665	40,512
Paychex, Inc. (Commercial Services)	1,900	62,357
PerkinElmer, Inc. (Electronics)	665	13,719
PHH Corp. * (Commercial Services)	285	6,233
Powerwave Technologies, Inc. * (Telecommunications)	570	4,412
Precision Castparts Corp. (Metal Fabricate/Hardware)	380	29,263
Quanex Corp. (Metal Fabricate/Hardware)	190	10,131
Quanta Services, Inc. * (Commercial Services)	570	4,349
R.R. Donnelley & Sons Co. (Commercial Services)	1,235	39,051
Raytheon Co. (Aerospace/Defense)	2,565	99,266
Regal-Beloit Corp. (Hand/Machine Tools)	95	2,735
Republic Services, Inc. (Environmental Control)	760	25,445
Resources Connection, Inc. * (Commercial Services)	285	5,965
Robert Half International, Inc. (Commercial Services)	950	25,612
Rockwell Collins, Inc. (Aerospace/Defense)	950	45,211
Rockwell International Corp. (Machinery-Diversified)	950	53,808
Roper Industries, Inc. (Miscellaneous Manufacturing)	285	18,668
Ryder System, Inc. (Transportation)	380	15,846
Sanmina-SCI Corp. * (Electronics)	2,945	15,373
Sealed Air Corp. * (Packaging & Containers)	475	24,672
Shaw Group, Inc. * (Engineering & Construction)	380	8,284
Sherwin-Williams Co. (Chemicals)	665	29,253
Simpson Manufacturing Co., Inc. (Building Materials)	190	5,871
Smurfit-Stone Container Corp. * (Packaging & Containers)	1,425	22,045

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Solectron Corp. * (Electronics)	5,510	19,120
Sonoco Products Co. (Packaging & Containers)	570	16,445
SPX Corp. (Miscellaneous Manufacturing)	475	20,558
Stericycle, Inc. * (Environmental Control)	285	12,597
Swift Transportation Co., Inc. * (Transportation)	285	6,310
Symbol Technologies, Inc. (Electronics)	1,330	19,272
Taser International Inc * (Electrical Components & Equipment)	380	4,560
Tektronix, Inc. (Electronics)	570	13,982
Teleflex, Inc. (Miscellaneous Manufacturing)	190	9,724
Temple-Inland, Inc. (Forest Products & Paper)	285	20,677
Terex Corp. * (Machinery - Construction & Mining)	285	12,341
Tetra Tech, Inc. * (Environmental Control)	285	3,597
Texas Industries, Inc. (Building Materials)	95	5,106
Textron, Inc. (Miscellaneous Manufacturing)	665	49,622
Thermo Electron Corp. * (Electronics)	950	24,026
Thomas & Betts Corp. * (Electronics)	380	12,274
Timken Co. (Metal Fabricate/Hardware)	475	12,987
Titan Corp. * (Aerospace/Defense)	475	8,626
Toro Co. (Housewares)	95	8,408
Total System Services (Software)	190	4,748
Trimble Navigation, Ltd. * (Electronics)	285	9,636
Trinity Industries, Inc. (Miscellaneous Manufacturing)	285	8,028
Tyco International, Ltd. (Miscellaneous Manufacturing)	11,495	388,531
Union Pacific Corp. (Transportation)	1,520	105,943
United Defense Industries, Inc. (Aerospace/Defense)	285	20,925
United Parcel Service, Inc. - Class B (Transportation)	3,325	241,860
United Rentals, Inc. * (Commercial Services)	380	7,680
United Technologies Corp. (Aerospace/Defense)	2,660	270,415
USF Corp. (Transportation)	190	9,169
USG CORP. * (Building Materials)	190	6,300
Varian, Inc. * (Electronics)	190	7,199
Vishay Intertechnology, Inc. * (Electronics)	855	10,628
Vulcan Materials Co. (Building Materials)	475	26,994
W.W. Grainger, Inc. (Distribution/Wholesale)	475	29,578
Wabash National Corp. (Auto Manufacturers)	190	4,636
Waste Connections, Inc. * (Environmental Control)	285	9,904
Waste Management, Inc. (Environmental Control)	3,325	95,926
Waters Corp. * (Electronics)	665	23,800
WebMD Corp. * (Internet)	1,805	15,343
Werner Enterprises, Inc. (Transportation)	285	5,538
Yellow Roadway Corp. * (Transportation)	285	16,684
York International Corp. (Building Materials)	190	7,444

TOTAL COMMON STOCKS (Cost $7,491,503)		9,071,707

	Principal Amount
Repurchase Agreements (0.6%)
UMB Bank, 2.45%, 4/1/05 dated 3/31/05, with a maturity value of $50,003 (Collateralized by $52,000 Federal National Mortgage Association, 2.96%, 4/13/05 market value $51,944)	50,000	50,000

TOTAL REPURCHASE AGREEMENTS (Cost $50,000)		50,000

TOTAL INVESTMENT SECURITIES (Cost $7,541,503) - 100.8%		9,121,707

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Industry	Percentage of Net Assets
Aerospace/Defense	12.6%
Auto Manufacturers	1.1%
Building Materials	2.6%
Chemicals	0.3%
Commercial Services	4.0%
Computers	0.6%
Distribution/Wholesale	0.5%
Electric	0.2%
Electrical Components & Equipment	2.5%
Electronics	4.2%
Engineering & Construction	0.7%
Environmental Control	1.8%
Forest Products & Paper	0.9%
Hand/Machine Tools	0.1%
Household Products/Wares	0.9%
Housewares	0.1%
Internet	0.5%
Leisure Time	0.3%
Machinery-Construction & Mining	2.3%
Machinery-Diversified	2.6%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	42.3%
Packaging & Containers	1.9%
Retail	0.1%
Software	5.2%
Telecommunications	0.2%
Textiles	0.3%
Transportation	10.6%
Trucking & Leasing	0.1%
Other **	0.6%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Internet

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (98.4%)
Agile Software Corp. * (Internet)	4,836	$35,206
Akamai Technologies, Inc. * (Internet)	11,544	146,955
Amazon.com, Inc. * (Internet)	28,860	989,032
Ameritrade Holding Corp. - Class A * (Diversified Financial Services)	27,924	285,104
Ariba, Inc. * (Internet)	6,551	50,836
Ask Jeeves, Inc. * (Internet)	5,616	157,697
Audible, Inc. * (Internet)	1,716	23,200
Autobytel, Inc. * (Internet)	4,056	20,442
BEA Systems, Inc. * (Software)	37,752	300,883
Check Point Software Technologies, Ltd. * (Internet)	17,628	383,233
CheckFree Corp. * (Internet)	6,396	260,701
CMGI, Inc. * (Internet)	44,616	92,801
CNET Networks, Inc. * (Internet)	12,948	122,229
Digital Insight Corp. * (Internet)	3,276	53,726
Digital River, Inc. * (Internet)	3,120	97,219
DoubleClick, Inc. * (Internet)	11,544	88,889
E*TRADE Financial Corp. (Diversified Financial Services)	35,880	430,560
EarthLink, Inc. * (Internet)	14,196	127,764
eBay, Inc. * (Internet)	29,796	1,110,199
Google, Inc. * (Internet)	6,084	1,098,223
Infospace, Inc. * (Internet)	2,808	114,651
InterActiveCorp * (Internet)	48,360	1,076,977
Internet Security Systems, Inc. * (Internet)	4,212	77,080
Interwoven, Inc. * (Internet)	3,588	27,951
J2 Global Communications, Inc. * (Internet)	2,340	80,285
Macromedia, Inc. * (Internet)	7,176	240,396
Monster Worldwide, Inc. * (Internet)	10,296	288,803
Overstock.com, Inc. * (Internet)	1,248	53,652
PRICELINE.COM, Inc. * (Internet)	2,340	58,968
RealNetworks, Inc. * (Internet)	10,920	63,118
Siebel Systems, Inc. * (Software)	44,304	404,496
Tibco Software, Inc. * (Internet)	16,692	124,355
United Online, Inc. * (Internet)	6,084	63,699
ValueClick, Inc. * (Internet)	7,800	82,758
VeriSign, Inc. * (Internet)	17,960	515,452
Vignette Corp. * (Internet)	28,548	37,398
WebMD Corp. * (Internet)	30,420	258,570
webMethods, Inc. * (Internet)	5,148	28,211
Websense, Inc. * (Internet)	2,340	125,892
Yahoo!, Inc. * (Internet)	34,320	1,163,448

TOTAL COMMON STOCKS (Cost $7,163,625)		10,761,059

TOTAL INVESTMENT SECURITIES (Cost $7,163,625) - 98.4%		$10,761,059

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of March 31, 2005.

Diversified Financial Services	6.5%
Internet	85.5%
Software	6.4%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Oil & Gas

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (88.5%)
Amerada Hess Corp. (Oil & Gas)	10,714	$1,030,794
Anadarko Petroleum Corp. (Oil & Gas)	31,168	2,371,885
Apache Corp. (Oil & Gas)	40,908	2,504,797
Atwood Oceanics, Inc. * (Oil & Gas)	1,948	129,620
Baker Hughes, Inc. (Oil & Gas Services)	41,882	1,863,330
BJ Services Co. (Oil & Gas Services)	20,454	1,061,154
Burlington Resources, Inc. (Oil & Gas)	48,700	2,438,409
Cabot Oil & Gas Corp. (Oil & Gas)	3,896	214,864
Cal Dive International, Inc. * (Oil & Gas Services)	4,870	220,611
Cheniere Energy, Inc. * (Oil & Gas)	2,922	188,498
Chesapeake Energy Corp. (Oil & Gas)	33,116	726,565
ChevronTexaco Corp. (Oil & Gas)	249,344	14,539,249
Cimarex Energy Co. * (Oil & Gas)	4,870	189,930
ConocoPhillips (Oil & Gas)	77,920	8,402,893
Cooper Cameron Corp. * (Oil & Gas Services)	6,818	390,058
Core Laboratories N.V. * (Oil & Gas Services)	2,922	75,008
Denbury Resources, Inc. * (Oil & Gas)	6,818	240,198
Devon Energy Corp. (Oil & Gas)	56,492	2,697,493
Diamond Offshore Drilling, Inc. (Oil & Gas)	7,792	388,821
Dynegy, Inc. - Class A * (Pipelines)	33,116	129,484
El Paso Corp. (Pipelines)	76,946	814,089
Ensco International, Inc. (Oil & Gas)	18,506	696,936
EOG Resources, Inc. (Oil & Gas)	29,220	1,424,183
Exxon Mobil Corp. (Oil & Gas)	547,428	32,626,710
FMC Technologies, Inc. * (Oil & Gas Services)	7,792	258,539
Forest Oil Corp. * (Oil & Gas)	6,818	276,129
Global Industries, Ltd. * (Oil & Gas Services)	9,740	91,556
GlobalSantaFe Corp. (Oil & Gas)	23,376	865,847
Grant Prideco, Inc. * (Oil & Gas Services)	15,584	376,509
Grey Wolf, Inc. * (Oil & Gas)	21,428	140,996
Halliburton Co. (Oil & Gas Services)	62,336	2,696,032
Hanover Compressor Co. * (Oil & Gas Services)	8,766	105,806
Helmerich & Payne, Inc. (Oil & Gas)	5,844	231,948
Houston Exploration Co. * (Oil & Gas)	3,896	221,877
Input/Output, Inc. * (Oil & Gas Services)	8,766	56,541
Kerr-McGee Corp. (Oil & Gas)	15,584	1,220,695
Key Energy Group * (Oil & Gas Services)	16,558	189,920
Kinder Morgan, Inc. (Pipelines)	11,688	884,782
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,896	153,619
Marathon Oil Corp. (Oil & Gas)	42,856	2,010,804
Maverick Tube Corp. * (Oil & Gas Services)	4,870	158,324
McDermott International, Inc. * (Engineering & Construction)	7,792	147,503
Murphy Oil Corp. (Oil & Gas)	10,714	1,057,793
Nabors Industries, Ltd. * (Oil & Gas)	18,506	1,094,445
National-Oilwell, Inc. * (Oil & Gas Services)	20,454	955,202
Newfield Exploration Co. * (Oil & Gas)	7,792	578,634
Newpark Resources, Inc. * (Oil & Gas Services)	10,714	63,105
Noble Corp. (Oil & Gas)	16,558	930,725
Noble Energy, Inc. (Oil & Gas)	6,818	463,760
Occidental Petroleum Corp. (Oil & Gas)	48,700	3,465,979
Oceaneering International, Inc. * (Oil & Gas Services)	2,922	109,575

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Offshore Logistics, Inc. * (Transportation)	2,922	97,361
OGE Energy Corp. (Electric)	10,714	288,742
Parker Drilling Co. * (Oil & Gas)	11,688	67,206
Patina Oil & Gas Corp. (Oil & Gas)	7,792	311,680
Patterson-UTI Energy, Inc. (Oil & Gas)	20,454	511,759
Pioneer Natural Resources Co. (Oil & Gas)	18,505	790,534
Plains Exploration & Production Co. * (Oil & Gas)	9,740	339,926
Pogo Producing Co. (Oil & Gas)	6,818	335,718
Premcor, Inc. (Oil & Gas)	9,740	581,283
Pride International, Inc. * (Oil & Gas)	14,610	362,912
Quicksilver Resources, Inc. * (Oil & Gas)	3,896	189,852
Range Resources Corp. (Oil & Gas)	8,766	204,774
Rowan Companies, Inc. (Oil & Gas)	13,636	408,125
Schlumberger, Ltd. (Oil & Gas Services)	73,050	5,148,563
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,948	124,185
Smith International, Inc. (Oil & Gas Services)	12,662	794,287
Southwestern Energy Co. * (Oil & Gas)	4,870	276,421
Stone Energy Corp. * (Oil & Gas)	2,922	141,922
Sunoco, Inc. (Oil & Gas)	9,740	1,008,285
Superior Energy Services, Inc. * (Oil & Gas Services)	9,740	167,528
Tesoro Petroleum Corp. * (Oil & Gas)	7,792	288,460
Tidewater, Inc. (Oil & Gas Services)	6,818	264,947
Transocean Sedco Forex, Inc. * (Oil & Gas)	39,934	2,055,004
Unit Corp. * (Oil & Gas)	4,870	219,978
Unocal Corp. (Oil & Gas)	33,116	2,042,926
Valero Energy Corp. (Oil & Gas)	32,142	2,355,044
Veritas DGC, Inc. * (Oil & Gas Services)	3,896	116,724
Vintage Petroleum, Inc. (Oil & Gas)	6,818	214,494
Weatherford International, Ltd. * (Oil & Gas Services)	16,558	959,371
Western Gas Resources, Inc. (Pipelines)	7,792	268,434
Williams Companies, Inc. (Pipelines)	69,154	1,300,786
XTO Energy, Inc. (Oil & Gas)	42,856	1,407,391

TOTAL COMMON STOCKS (Cost $81,553,413)		117,816,846

	Principal Amount
Repurchase Agreements (0.1%)
UBS, 2.45%, 4/1/05 dated 3/31/05, with a maturity value of $168,011 (Collateralized by $172,000 Federal National Mortgage Association, 2.96% 4/13/05, market value $171,816)	$168,000	168,000

TOTAL REPURCHASE AGREEMENTS (Cost $168,000)		168,000

TOTAL INVESTMENT SECURITIES (Cost $81,721,413) - 88.6%		$117,984,846

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 4/4/05 (Underlying notional amount at value $15,010,100)	150,101	$(2,850)

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Electric	0.2%
Engineering & Construction	0.1%
Oil & Gas	73.2%
Oil & Gas Services	12.3%
Pipelines	2.6%
Transportation	0.1%
Other **	0.1%

**	Includes non–equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Pharmaceuticals

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (80.9%)
Alkermes, Inc. * (Pharmaceuticals)	1,179	$12,238
Allergan, Inc. (Pharmaceuticals)	1,703	118,307
Alpharma, Inc. (Pharmaceuticals)	524	6,456
American Pharmaceutical Partners, Inc. *(Pharmaceuticals)	524	27,112
Barr Laboratories, Inc. * (Pharmaceuticals)	1,179	57,571
Bristol-Myers Squibb Co. (Pharmaceuticals)	17,121	435,901
Cephalon, Inc. * (Pharmaceuticals)	786	36,808
Eli Lilly & Co. (Pharmaceuticals)	8,545	445,195
Forest Laboratories, Inc. * (Pharmaceuticals)	4,716	174,256
Hospira, Inc. * (Pharmaceuticals)	1,965	63,411
Impax Laboratories, Inc. * (Pharmaceuticals)	655	10,480
IVAX Corp. * (Pharmaceuticals)	2,751	54,387
Johnson & Johnson (Healthcare - Products)	32,921	2,210,974
King Pharmaceuticals, Inc. *(Pharmaceuticals)	3,144	26,127
Medicis Pharmaceutical Corp. (Pharmaceuticals)	655	19,637
Merck & Co., Inc. (Pharmaceuticals)	14,027	454,053
MGI Pharma, Inc. * (Pharmaceuticals)	917	23,173
Mylan Laboratories, Inc. (Pharmaceuticals)	3,144	55,712
Noven Pharmaceuticals, Inc. *(Pharmaceuticals)	262	4,444
Par Pharmaceutical Companies, Inc. *(Pharmaceuticals)	393	13,142
Perrigo Co. (Pharmaceuticals)	786	15,052
Pfizer, Inc. (Pharmaceuticals)	86,178	2,263,895
Schering-Plough Corp. (Pharmaceuticals)	18,864	342,382
Sepracor, Inc. * (Pharmaceuticals)	1,310	75,207
Taro Pharmaceutical Industries, Ltd. *(Pharmaceuticals)	262	8,269
The Medicines Co. * (Pharmaceuticals)	524	11,874
Valeant Pharmaceuticals International (Pharmaceuticals)	1,179	26,551
Watson Pharmaceuticals, Inc. *(Pharmaceuticals)	1,441	44,282
Wyeth (Pharmaceuticals)	10,561	445,462

TOTAL COMMON STOCKS (Cost $6,460,536)		7,482,358

TOTAL INVESTMENT SECURITIES (Cost $6,460,536) - 80.9%		$7,482,358

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 4/4/05 (Underlying notional amount at value $1,766,463)	17,665	$(495)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Industry	Percentage of Net Assets
Healthcare-Products	23.9%
Pharmaceuticals	57.0%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Precious Metals

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (82.9%)
Farmer Mac*, 2.20%, 4/1/05	$11,371,000	$11,371,000
Federal Farm Credit Bank*, 2.20%, 4/1/05	11,371,000	11,371,000
Federal Home Loan Bank*, 2.20%, 4/1/05	11,371,000	11,371,000
Federal Home Loan Mortgage Corp.*, 2.20%, 4/1/05	11,371,000	11,371,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,484,000)		45,484,000

Repurchase Agreements (20.7%)
UBS*, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $11,366,774 (Collateralized by $11,814,000 various Federal National Mortgage Association Securities, 2.96%-3.26%, 4/13/05-11/15/05, market value $11,593,826)	11,366,000	11,366,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,366,000)		11,366,000

TOTAL INVESTEMENTS SECURITIES (Cost $56,850,000) - 103.6%		$56,850,000

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 4/26/05 (Underlying notional amount at value $54,989,095)	281,764	$(16,915)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Real Estate

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (99.0%)
Alexandria Real Estate Equities, Inc. (REIT)	4,186	$269,495
AMB Property Corp. (REIT)	18,032	681,610
American Financial Realty Trust (REIT)	24,150	353,315
Annaly Mortgage Management, Inc. (REIT)	26,404	495,339
Apartment Investment and Management Co. - Class A (REIT)	20,608	766,618
Archstone-Smith Trust (REIT)	43,470	1,482,762
Arden Realty Group, Inc. (REIT)	14,168	479,587
Avalonbay Communities, Inc. (REIT)	15,778	1,055,390
Boston Properties, Inc. (REIT)	23,506	1,415,766
Brandywine Realty Trust (REIT)	11,592	329,213
BRE Properties, Inc. - Class A (REIT)	10,948	386,464
Camden Property Trust (REIT)	11,270	530,028
Capital Automotive (REIT)	9,338	309,275
Carr America Realty Corp. (REIT)	11,914	375,887
Catellus Development Corp. (REIT)	19,320	514,878
CBL & Associates Properties, Inc. (REIT)	6,440	460,524
Centerpoint Properties Corp. (REIT)	10,626	435,666
Colonial Properties Trust (REIT)	5,796	222,624
Cousins Properties, Inc. (REIT)	8,694	224,914
Crescent Real Estate Equities Co. (REIT)	21,574	352,519
CRT Properties, Inc. (REIT)	6,762	147,276
Developers Diversified Realty Corp. (REIT)	22,218	883,166
Duke-Weeks Realty Corp. (REIT)	30,912	922,723
Equity Inns, Inc. (REIT)	11,270	124,308
Equity Lifestyle Properties, Inc. (REIT)	4,508	158,907
Equity Office Properties Trust (REIT)	87,906	2,648,607
Equity Residential Properties Trust (REIT)	61,180	1,970,608
Essex Property Trust, Inc. (REIT)	4,508	310,782
Federal Realty Investment Trust (REIT)	11,270	544,905
FelCor Lodging Trust, Inc. * (REIT)	10,304	128,079
First Industrial Realty Trust, Inc. (REIT)	9,016	341,075
Friedman, Billings, Ramsey Group, Inc. (Diversified Financial Services)	31,234	495,684
Gables Residential Trust (REIT)	6,440	214,452
General Growth Properties, Inc. (REIT)	47,656	1,625,070
Glenborough Realty Trust, Inc. (REIT)	7,728	147,759
Health Care Property Investors, Inc. (REIT)	28,980	680,161
Health Care REIT, Inc. (REIT)	11,270	360,640
Healthcare Realty Trust, Inc. (REIT)	10,304	375,478
Highwoods Properties, Inc. (REIT)	11,592	310,897
Home Properties Of New York, Inc. (REIT)	7,406	287,353
Hospitality Properties Trust (REIT)	13,524	546,099
Host Marriott Corp. (REIT)	69,874	1,157,113
HRPT Properties Trust (REIT)	38,640	460,202
IMPAC Mortgage Holdings, Inc. (REIT)	16,100	308,798
iStar Financial, Inc. (REIT)	24,150	994,497
Kilroy Realty Corp. (REIT)	6,118	250,287
Kimco Realty Corp. (REIT)	20,608	1,110,771
La Quinta Corp. * (Lodging)	35,742	303,807
Liberty Property Trust (REIT)	18,354	716,724

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Macerich Co. (REIT)	12,880	686,246
Mack-Cali Realty Corp. (REIT)	13,202	559,105
MeriStar Hospitality Corp. * (REIT)	18,998	132,986
Mills Corp. (REIT)	11,592	613,217
Nationwide Health Properties, Inc. (REIT)	14,490	292,843
New Century Financial Corp. (REIT)	10,304	482,433
New Plan Excel Realty Trust, Inc. (REIT)	22,218	557,894
Novastar Financial, Inc. (REIT)	5,796	208,714
Pan Pacific Retail Properties (REIT)	8,694	493,385
Pennsylvania REIT (REIT)	7,406	298,610
Plum Creek Timber Company, Inc. (Forest Products & Paper)	39,928	1,425,430
Post Properties, Inc. (REIT)	8,694	269,862
Prentiss Properties Trust (REIT)	8,372	285,988
Prologis (REIT)	40,250	1,493,275
Public Storage, Inc. (REIT)	19,320	1,100,081
Rayonier, Inc. (Forest Products & Paper)	10,948	542,254
Realty Income Corp. (REIT)	17,388	397,837
Reckson Associates Realty Corp. (REIT)	17,710	543,697
Redwood Trust, Inc. (REIT)	5,152	263,679
Regency Centers Corp. (REIT)	13,202	628,811
Saxon Capital, Inc. (REIT)	10,948	187,758
Shurgard Storage Centers, Inc. - Class A(REIT)	9,982	409,062
Simon Property Group, Inc. (REIT)	48,300	2,926,013
SL Green Realty Corp. (REIT)	9,016	506,880
St. Joe Co. (Real Estate)	15,456	1,040,189
Taubman Centers, Inc. (REIT)	10,304	285,833
Thornburg Mortgage Asset Corp. (REIT)	20,286	568,819
Trizec Properties, Inc. (REIT)	19,964	379,316
United Dominion Realty Trust, Inc. (REIT)	28,980	604,813
Ventas, Inc. (REIT)	18,354	458,116
Vornado Realty Trust (REIT)	25,760	1,784,395
Washington REIT (REIT)	9,016	259,210
Weingarten Realty Investors (REIT)	17,388	600,060

TOTAL COMMON STOCKS (Cost $40,185,348)		50,954,913

TOTAL INVESTMENT SECURITIES (Cost $40,185,348) - 99.0%		$50,954,913

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Diversified Financial Services	1.0%
Forest Products & Paper	3.8%
Lodging	0.6%
REIT	91.6%
Real Estate	2.0%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Semiconductor

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (87.6%)
Actel Corp. * (Semiconductors)	474	$7,290
Advanced Micro Devices, Inc. * (Semiconductors)	6,873	110,793
Agere Systems, Inc. - Class A * (Semiconductors)	15,405	22,029
Agere Systems, Inc. - Class B * (Semiconductors)	17,301	24,567
Altera Corp. * (Semiconductors)	7,110	140,636
Amkor Technology, Inc. * (Semiconductors)	1,659	6,404
Analog Devices, Inc. (Semiconductors)	7,110	256,955
Applied Materials, Inc. * (Semiconductors)	32,469	527,621
Applied Micro Circuits Corp. * (Semiconductors)	5,925	19,493
Asyst Technologies, Inc. * (Semiconductors)	948	4,541
Atmel Corp. * (Semiconductors)	8,532	25,169
ATMI, Inc. * (Semiconductors)	711	17,803
Axcelis Technologies, Inc. * (Semiconductors)	1,896	13,841
Broadcom Corp. - Class A * (Semiconductors)	4,977	148,912
Brooks Automation, Inc. * (Semiconductors)	948	14,391
Cabot Microelectronics Corp. * (Chemicals)	474	14,874
Cirrus Logic, Inc. * (Semiconductors)	1,422	6,427
Cohu, Inc. (Semiconductors)	474	7,560
Conexant Systems, Inc. * (Semiconductors)	8,768	13,152
Credence Systems Corp. * (Semiconductors)	1,659	13,123
Cree Research, Inc. * (Semiconductors)	1,422	30,929
Cymer, Inc. * (Electronics)	711	19,033
Cypress Semiconductor Corp. * (Semiconductors)	2,370	29,862
DSP Group, Inc. * (Semiconductors)	474	12,210
DuPont Photomasks, Inc. * (Semiconductors)	237	6,321
ESS Technology, Inc. * (Semiconductors)	711	3,747
Exar Corp. * (Semiconductors)	711	9,527
Fairchild Semiconductor International, Inc. * (Semiconductors)	2,370	36,332
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	2,370	40,172
Freescale Semiconductor, Inc. - Class B * (Semiconductors)	5,214	89,942
Helix Technology Corp. (Semiconductors)	474	7,333
Integrated Circuit Systems, Inc. * (Semiconductors)	1,422	27,189
Integrated Device Technology, Inc. * (Semiconductors)	2,133	25,660
Intel Corp. (Semiconductors)	80,807	1,877,148
Interdigital Communications Corp. * (Telecommunications)	948	14,523
International Rectifier Corp. * (Semiconductors)	1,185	53,918
Intersil Corp. - Class A (Semiconductors)	2,844	49,258
KLA - Tencor Corp. * (Semiconductors)	3,792	174,470
Kopin Corp. * (Semiconductors)	1,422	4,366
Kulicke & Soffa Industries, Inc. * (Semiconductors)	948	5,963
Lam Research Corp. * (Semiconductors)	2,607	75,238
Lattice Semiconductor Corp. * (Semiconductors)	2,133	11,454
Linear Technology Corp. (Semiconductors)	5,925	226,987
LSI Logic Corp. * (Semiconductors)	7,347	41,070
LTX Corp. * (Semiconductors)	1,185	5,261
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	711	15,670
Marvell Technology Group, Ltd. * (Semiconductors)	3,792	145,385
Maxim Integrated Products, Inc. (Semiconductors)	6,162	251,841
Micrel, Inc. * (Semiconductors)	1,185	10,926
Microchip Technology, Inc. (Semiconductors)	4,029	104,794
Micron Technology, Inc. * (Semiconductors)	11,613	120,078
Mindspeed Technologies, Inc. * (Semiconductors)	1,896	4,228
Mykrolis Corp. * (Semiconductors)	711	10,167
National Semiconductor Corp. (Semiconductors)	6,873	141,653
Novellus Systems, Inc. * (Semiconductors)	2,844	76,020

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
NVIDIA Corp. * (Semiconductors)	3,081	73,205
OmniVision Technologies, Inc. * (Semiconductors)	1,185	17,953
Photronics, Inc. * (Semiconductors)	474	8,579
PMC-Sierra, Inc. * (Semiconductors)	3,318	29,198
Power Integrations, Inc. * (Semiconductors)	474	9,902
QLogic Corp. * (Semiconductors)	1,896	76,788
Rambus, Inc. * (Semiconductors)	1,896	28,573
RF Micro Devices, Inc. * (Telecommunications)	3,555	18,557
SanDisk Corp. * (Computers)	3,081	85,653
Semtech Corp. * (Semiconductors)	1,422	25,411
Silicon Image, Inc. * (Semiconductors)	1,422	14,305
Silicon Laboratories, Inc. * (Semiconductors)	711	21,124
Silicon Storage Technology, Inc. * (Computers)	1,659	6,171
Skyworks Solutions, Inc. * (Semiconductors)	3,081	19,564
Teradyne, Inc. * (Semiconductors)	3,792	55,363
Texas Instruments, Inc. (Semiconductors)	33,180	845,758
Transmeta Corp. * (Semiconductors)	3,318	3,086
TriQuint Semiconductor, Inc. * (Semiconductors)	2,607	8,812
Ultratech Stepper, Inc. * (Semiconductors)	474	6,920
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	711	27,025
Vitesse Semiconductor Corp. * (Semiconductors)	4,266	11,433
Xilinx, Inc. (Semiconductors)	6,636	193,970
Zoran Corp. * (Semiconductors)	711	7,359

TOTAL COMMON STOCKS (Cost $5,182,600)		6,748,965

TOTAL INVESTMENT SECURITIES (Cost $5,182,600) - 87.6%		$6,748,965

Percentages indicated are based on net assets as of March 31,2005.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductor Index expiring 4/4/05 (Underlying notional amount at value $907,948)	9,079	$(146)

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Chemicals	0.2%
Computers	1.4%
Electronics	0.2%
Semiconductors	85.4%
Telecommunications	0.4%

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Technology

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (100.6%)
3Com Corp. * (Telecommunications)	3,392	$12,076
ADC Telecommunications, Inc. * (Telecommunications)	6,784	13,500
Adobe Systems, Inc. (Software)	2,120	142,399
ADTRAN, Inc. (Telecommunications)	424	7,479
Advanced Micro Devices, Inc. * (Semiconductors)	2,968	47,844
Agere Systems, Inc. - Class A * (Semiconductors)	14,416	20,615
Akamai Technologies, Inc. * (Internet)	848	10,795
Altera Corp. * (Semiconductors)	2,968	58,707
Amdocs, Ltd. * (Telecommunications)	1,696	48,166
American Power Conversion Corp. (Electrical Components & Equipment)	1,696	44,283
American Tower Corp. * (Telecommunications)	1,696	30,918
Analog Devices, Inc. (Semiconductors)	2,968	107,264
Andrew Corp. * (Telecommunications)	1,272	14,895
Apple Computer, Inc. * (Computers)	6,784	282,689
Applied Materials, Inc. * (Semiconductors)	14,416	234,260
Applied Micro Circuits Corp. * (Semiconductors)	2,544	8,370
Ascential Software Corp. * (Software)	424	7,857
Ask Jeeves, Inc. * (Internet)	424	11,906
Atmel Corp. * (Semiconductors)	3,816	11,257
ATMI, Inc. * (Semiconductors)	424	10,617
Autodesk, Inc. (Software)	2,120	63,091
Avaya, Inc. * (Telecommunications)	3,392	39,619
Avocent Corp. * (Internet)	424	10,880
Axcelis Technologies, Inc. * (Semiconductors)	848	6,190
BEA Systems, Inc. * (Software)	3,392	27,034
BearingPoint, Inc. * (Commercial Services)	1,272	11,155
BMC Software, Inc. * (Software)	1,696	25,440
Broadcom Corp. - Class A * (Semiconductors)	2,120	63,430
Brocade Communications Systems, Inc. * (Computers)	2,120	12,550
CACI International, Inc. - Class A * (Computers)	424	23,418
Cadence Design Systems, Inc. * (Computers)	2,120	31,694
Cerner Corp. * (Software)	424	22,264
Check Point Software Technologies, Ltd. * (Internet)	1,696	36,871
CIENA Corp. * (Telecommunications)	4,664	8,022
Cisco Systems, Inc. * (Telecommunications)	55,968	1,001,268
Citrix Systems, Inc. * (Software)	1,272	30,299
Cognizant Technology Solutions Corp. * (Computers)	1,272	58,766
Computer Associates International, Inc. (Software)	3,816	103,414
Computer Sciences Corp. * (Computers)	1,696	77,762
Compuware Corp. * (Software)	2,968	21,370
Comverse Technology, Inc. * (Telecommunications)	1,696	42,773
Conexant Systems, Inc. * (Semiconductors)	3,816	5,724
Corning, Inc. * (Telecommunications)	11,872	132,135
Cree Research, Inc. * (Semiconductors)	424	9,222
Crown Castle International Corp. * (Telecommunications)	2,120	34,047
CSG Systems International, Inc. * (Software)	424	6,907
Cymer, Inc. * (Electronics)	424	11,350
Cypress Semiconductor Corp. * (Semiconductors)	1,272	16,027
Dell, Inc. * (Computers)	18,656	716,764
Diebold, Inc. (Computers)	424	23,256
Digital River, Inc. * (Internet)	424	13,212
DSP Group, Inc. * (Semiconductors)	424	10,922

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
DST Systems, Inc. * (Computers)	424	19,580
Dycom Industries, Inc. * (Engineering & Construction)	424	9,748
EarthLink, Inc. * (Internet)	1,272	11,448
Electronic Data Systems Corp. (Computers)	4,240	87,641
Electronics for Imaging, Inc. * (Computers)	424	7,564
EMC Corp. * (Computers)	20,776	255,960
Emulex Corp. * (Semiconductors)	848	15,976
F5 Networks, Inc. * (Internet)	424	21,408
Fair Issac Corp. (Software)	424	14,603
Fairchild Semiconductor International, Inc. * (Semiconductors)	848	13,000
Filenet Corp. * (Software)	424	9,659
Foundry Networks, Inc. * (Telecommunications)	848	8,395
Freescale Semiconductor, Inc. - Class A * (Semiconductors)	3,392	57,494
Gateway, Inc. * (Computers)	2,120	8,544
Google, Inc. * (Internet)	848	153,072
Harmonic, Inc. * (Telecommunications)	424	4,053
Harris Corp. (Telecommunications)	848	27,687
Hewlett-Packard Co. (Computers)	24,592	539,548
Hutchinson Technology, Inc. * (Computers)	424	14,747
Hyperion Solutions Corp. * (Software)	424	18,703
IKON Office Solutions, Inc. (Office/Business Equipment)	848	8,387
Imation Corp. (Computers)	424	14,734
Infospace, Inc. * (Internet)	424	17,312
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	1,272	21,205
Insight Enterprises, Inc. * (Retail)	424	7,445
Integrated Circuit Systems, Inc. * (Semiconductors)	424	8,107
Integrated Device Technology, Inc. * (Semiconductors)	848	10,201
Intel Corp. (Semiconductors)	53,848	1,250,889
Interdigital Communications Corp. * (Telecommunications)	424	6,496
Intergraph Corp. * (Computers)	424	12,215
International Business Machines Corp. (Computers)	13,992	1,278,590
International Rectifier Corp. * (Semiconductors)	424	19,292
Internet Security Systems, Inc. * (Internet)	424	7,759
Intersil Corp. - Class A (Semiconductors)	1,272	22,031
Intuit, Inc. * (Software)	1,696	74,234
Jack Henry & Associates, Inc. (Computers)	848	15,256
JDS Uniphase Corp. * (Telecommunications)	11,872	19,826
Juniper Networks, Inc. * (Telecommunications)	4,240	93,534
Keane, Inc. * (Software)	424	5,525
KLA - Tencor Corp. * (Semiconductors)	1,696	78,033
Kronos, Inc. * (Computers)	424	21,671
Lam Research Corp. * (Semiconductors)	1,272	36,710
Lexmark International Group, Inc. * (Computers)	1,272	101,722
Linear Technology Corp. (Semiconductors)	2,544	97,461
LSI Logic Corp. * (Semiconductors)	3,392	18,961
Lucent Technologies, Inc. * (Telecommunications)	36,464	100,276
M-Systems Flash Disk Pioneers, Ltd. * (Computers)	424	9,345
Macromedia, Inc. * (Internet)	424	14,204
Macrovision Corp. * (Entertainment)	424	9,663
Marvell Technology Group, Ltd. * (Semiconductors)	1,696	65,025
Maxim Integrated Products, Inc. (Semiconductors)	2,968	121,302
Maxtor Corp. * (Computers)	2,120	11,278
McAfee, Inc. * (Internet)	1,272	28,696
Mentor Graphics Corp. * (Computers)	848	11,618
Mercury Interactive Corp. * (Software)	848	40,178
Microchip Technology, Inc. (Semiconductors)	1,696	44,113
Micron Technology, Inc. * (Semiconductors)	5,088	52,610
Micros Systems, Inc. * (Computers)	424	15,565
Microsoft Corp. (Software)	82,256	1,988,127
Motorola, Inc. (Telecommunications)	19,928	298,322

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
National Instruments Corp. (Computers)	424	11,469
National Semiconductor Corp. (Semiconductors)	2,968	61,170
NCR Corp. * (Computers)	1,696	57,223
Network Appliance, Inc. * (Computers)	2,968	82,095
Novell, Inc. * (Software)	3,392	20,216
Novellus Systems, Inc. * (Semiconductors)	1,272	34,001
NVIDIA Corp. * (Semiconductors)	1,272	30,223
OmniVision Technologies, Inc. * (Semiconductors)	424	6,424
Openwave Systems, Inc. * (Internet)	424	5,169
Oracle Corp. * (Software)	33,920	423,321
PalmOne, Inc. * (Computers)	424	10,761
Parametric Technology Corp. * (Software)	2,120	11,851
Perot Systems Corp. - Class A * (Computers)	424	5,699
Pitney Bowes, Inc. (Office/Business Equipment)	2,120	95,654
Plantronics, Inc. (Telecommunications)	424	16,146
PMC-Sierra, Inc. * (Semiconductors)	1,696	14,925
Polycom, Inc. * (Telecommunications)	848	14,374
QLogic Corp. * (Semiconductors)	848	34,344
Qualcomm, Inc. (Telecommunications)	13,992	512,807
Rambus, Inc. * (Semiconductors)	848	12,779
Red Hat, Inc. * (Software)	1,272	13,878
Reynolds & Reynolds Co. (Computers)	424	11,473
RF Micro Devices, Inc. * (Telecommunications)	1,696	8,853
RSA Security, Inc. * (Internet)	424	6,720
SanDisk Corp. * (Computers)	1,272	35,362
Scientific-Atlanta, Inc. (Telecommunications)	1,272	35,896
Seagate Technology, Inc. (Computers)	1,696	33,157
Semtech Corp. * (Semiconductors)	424	7,577
Siebel Systems, Inc. * (Software)	3,816	34,840
Silicon Image, Inc. * (Semiconductors)	848	8,531
Silicon Laboratories, Inc. * (Semiconductors)	424	12,597
Skyworks Solutions, Inc. * (Semiconductors)	1,272	8,077
Sonus Networks, Inc. * (Telecommunications)	2,120	8,989
SpectraSite, Inc. * (Telecommunications)	424	24,579
Storage Technology Corp. * (Computers)	848	26,118
Sun Microsystems, Inc. * (Computers)	28,408	114,768
SunGard Data Systems, Inc. * (Computers)	2,544	87,768
Sybase, Inc. * (Software)	848	15,654
Symantec Corp. * (Internet)	5,936	126,615
Synopsys, Inc. * (Computers)	1,272	23,023
Tech Data Corp. * (Distribution/Wholesale)	424	15,713
Tekelec * (Telecommunications)	424	6,759
Tellabs, Inc. * (Telecommunications)	3,392	24,762
Teradyne, Inc. * (Semiconductors)	1,696	24,762
Texas Instruments, Inc. (Semiconductors)	14,840	378,272
Tibco Software, Inc. * (Internet)	1,272	9,476
Unisys Corp. * (Computers)	2,968	20,954
United Stationers, Inc. * (Distribution/Wholesale)	424	19,186
Unova, Inc. * (Machinery-Diversified)	424	8,756
UTStarcom, Inc. * (Telecommunications)	848	9,286
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	424	16,116
VeriSign, Inc. * (Internet)	2,120	60,844
Veritas Software Corp. * (Software)	3,816	88,608
Western Digital Corp. * (Computers)	1,696	21,624
Wind River Systems, Inc. * (Software)	848	12,788
Xerox Corp. * (Office/Business Equipment)	8,056	122,049
Xilinx, Inc. (Semiconductors)	2,968	86,755
Yahoo!, Inc. * (Internet)	9,752	330,593
Zebra Technologies Corp. * (Machinery-Diversified)	424	20,135

TOTAL COMMON STOCKS (Cost $9,876,392)		14,562,084

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (0.9%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $131,009 (Collateralized by $134,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $133,857)	$131,000	131,000

TOTAL REPURCHASE AGREEMENTS (Cost $131,000)		131,000

TOTAL INVESTMENT SECURITIES (Cost $10,007,392) - 101.5%		$14,693,084

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of March 31 2005:

Commercial Services	0.1%
Computers	28.9%
Distribution/Wholesale	0.4%
Electrical Components & Equipment	0.3%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	6.1%
Machinery-Diversified	0.2%
Office/Business Equipment	1.6%
Retail	0.1%
Semiconductors	22.4%
Software	22.2%
Telecommunications	18.0%
Other**	0.9%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Telecommunications

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (80.0%)
Alltel Corp. (Telecommunications)	9,660	$529,851
AT&T Corp. (Telecommunications)	24,840	465,750
BellSouth Corp. (Telecommunications)	57,615	1,514,698
CenturyTel, Inc. (Telecommunications)	4,140	135,958
Cincinnati Bell, Inc. * (Telecommunications)	7,590	32,258
Citizens Communications Co. (Telecommunications)	10,695	138,393
IDT Corp. * (Telecommunications)	690	9,798
IDT Corp. - Class B * (Telecommunications)	1,380	20,410
Leucadia National Corp. (Holding Companies - Diversified)	2,415	82,955
Level 3 Communications, Inc. * (Telecommunications)	19,665	40,510
MCI, Inc. (Telecommunications)	7,935	197,740
Nextel Communications, Inc. - Class A * (Telecommunications)	18,310	520,370
Nextel Partners, Inc. - Class A * (Telecommunications)	1,380	30,305
NII Holdings, Inc. - Class B * (Telecommunications)	1,725	99,188
NTL, Inc. * (Telecommunications)	2,070	131,797
Qwest Communications International, Inc. * (Telecommunications)	45,885	169,775
SBC Communications, Inc. (Telecommunications)	56,235	1,332,207
Sprint Corp. (Telecommunications)	22,425	510,169
Telephone & Data Systems, Inc. (Telecommunications)	1,725	140,760
US Cellular Corp. * (Telecommunications)	345	15,742
Verizon Communications, Inc. (Telecommunications)	76,985	2,732,967
Western Wireless Corp. - Class A (Telecommunications)	2,415	91,673

TOTAL COMMON STOCKS (Cost $7,631,528)		8,943,274

	Principal Amount
Repurchase Agreements (0.5%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $60,004 (Collateralized by $62,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $61,934)	$60,000	60,000

TOTAL REPURCHASE AGREEMENTS (Cost $60,000)		60,000

TOTAL INVESTMENT SECURITIES (Cost $7,691,528) - 80.5%		$9,003,274

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 4/4/05 (Underlying notional amount at value $2,322,646)	23,226	$(820)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of March 31, 2005:

Holding Companies-Diversified	0.7%
Telecommunications	79.3%
Other**	0.5%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Utilities

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Shares	Value
Common Stocks (98.8%)
AES Corp. * (Electric)	112,255	$1,838,737
AGL Resources, Inc. (Gas)	12,560	438,721
Allegheny Energy, Inc. * (Electric)	23,550	486,543
ALLETE, Inc. (Electric)	4,710	197,114
Alliant Energy Corp. (Electric)	20,410	546,580
Ameren Corp. (Electric)	33,755	1,654,333
American Electric Power, Inc. (Electric)	68,295	2,326,128
Aqua America, Inc. (Water)	16,485	401,410
Aquila, Inc. * (Electric)	40,820	156,341
Atmos Energy Corp. (Gas)	13,345	360,315
Avista Corp. (Electric)	8,635	151,113
Black Hills Corp. (Electric)	5,495	181,720
Calpine Corp. * (Electric)	76,930	215,404
CenterPoint Energy, Inc. (Electric)	47,100	566,613
Cinergy Corp. (Electric)	29,830	1,208,712
CLECO Corp. (Electric)	8,635	183,926
CMS Energy Corp. * (Electric)	32,970	429,929
Consolidated Edison, Inc. (Electric)	41,605	1,754,899
Constellation Energy Group, Inc. (Electric)	30,615	1,582,796
Dominion Resources, Inc. (Electric)	58,875	4,382,065
DPL, Inc. (Electric)	20,410	510,250
DTE Energy Co. (Electric)	29,830	1,356,668
Duke Energy Corp. (Electric)	153,075	4,287,630
Duquesne Light Holdings, Inc. (Electric)	13,345	239,142
Edison International (Electric)	51,810	1,798,843
El Paso Electric Co. * (Electric)	7,850	149,150
Energen Corp. (Gas)	5,495	365,967
Energy East Corp. (Electric)	25,120	658,646
Entergy Corp. (Electric)	39,250	2,773,404
Equitable Resources, Inc. (Pipelines)	10,205	586,175
Exelon Corp. (Electric)	114,610	5,259,452
FirstEnergy Corp. (Electric)	57,305	2,403,944
FPL Group, Inc. (Electric)	58,875	2,363,831
Great Plains Energy, Inc. (Electric)	12,560	384,085
Hawaiian Electric Industries, Inc. (Electric)	14,130	360,598
IDACORP, Inc. (Electric)	7,065	200,434
KeySpan Corp. (Gas)	27,475	1,070,700
National Fuel Gas Co. (Pipelines)	13,345	381,534
New Jersey Resources Corp. (Gas)	4,710	205,026
NICOR, Inc. (Gas)	7,850	291,157
NiSource, Inc. (Electric)	47,100	1,073,409
Northeast Utilities System (Electric)	21,980	423,555
Northwest Natural Gas Co. (Gas)	4,710	170,361
NRG Energy, Inc. * (Electric)	14,130	482,540
NSTAR (Electric)	9,420	511,506
ONEOK, Inc. (Gas)	16,485	508,068
Peoples Energy Corp. (Gas)	6,280	263,258
Pepco Holdings, Inc. (Electric)	32,185	675,563
PG&E Corp. (Electric)	68,295	2,328,860
Piedmont Natural Gas Co., Inc. (Gas)	12,560	289,382
Pinnacle West Capital Corp. (Electric)	15,700	667,407
PNM Resources, Inc. (Electric)	9,420	251,326
PPL Corp. (Electric)	32,970	1,780,050
Progress Energy, Inc. (Electric)	42,390	1,778,261

See accompanying notes to the Schedules of Portfolio Investments.

	Shares	Value
Public Service Enterprise Group, Inc. (Electric)	40,820	2,220,200
Puget Energy, Inc. (Electric)	17,270	380,631
Questar Corp. (Pipelines)	14,130	837,202
Reliant Resources, Inc. * (Electric)	51,810	589,598
SCANA Corp. (Electric)	17,270	660,059
Sempra Energy (Gas)	35,325	1,407,347
Sierra Pacific Resources * (Electric)	20,410	219,408
Southern Co. (Electric)	127,955	4,072,807
Southern Union Co. * (Gas)	17,270	433,650
TECO Energy, Inc. (Electric)	34,540	541,587
TXU Corp. (Electric)	50,240	4,000,610
UGI Corp. (Gas)	8,635	392,202
Unisource Energy Corp. (Electric)	5,495	170,180
Vectren Corp. (Gas)	13,345	355,511
Westar Energy, Inc. (Electric)	14,915	322,761
WGL Holdings, Inc. (Gas)	8,635	267,340
Wisconsin Energy Corp. (Electric)	20,410	724,555
WPS Resources Corp. (Electric)	6,280	332,338
Xcel Energy, Inc. (Electric)	69,080	1,186,794

TOTAL COMMON STOCKS (Cost $61,018,853)		75,028,361

	Principal Amount
Repurchase Agreements (0.6%)
UBS, 2.45%, 4/1/05 dated 3/31/05, with a maturity value of $432,029 (Collateralized by $442,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $441,527)	$432,000	432,000

TOTAL REPURCHASE AGREEMENTS (Cost $432,000)		432,000

TOTAL INVESTMENT SECURITIES (Cost $61,450,853) - 99.4%		$75,460,361

Percentages indicated are based on net assets as of March 31, 2005.

*	Non-income producing security

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of March 31 2005:

Electric	86.9%
Gas	9.0%
Pipelines	2.4%
Water	0.5%
Other**	0.6%

**	Includes non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP U.S. Government Plus

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (14.2%)
Farmer Mac, 2.20%, 4/1/05	$1,090,000	$1,090,000
Federal Farm Credit Bank, 2.20%, 4/1/05	1,090,000	1,090,000
Federal Home Loan Bank, 2.20%, 4/1/05	1,090,000	1,090,000
Federal Home Loan Mortgage Corp., 2.20%, 4/1/05	1,090,000	1,090,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,360,000)		4,360,000

U.S. Treasury Obligations (84.7%)
U.S. Treasury Bonds, 5.375%, 2/15/31	23,760,000	25,928,100

TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,215,376)		25,928,100

Repurchase Agreements (3.5%)
UBS*, 2.45%, 4/1/05 dated 3/31/05, with a maturity value of $1,086,074 (Collateralized by $1,110,000 Federal National Mortgage Association, 2.96%, 4/13/05, market value $1,108,812)	1,086,000	1,086,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,086,000)		1,086,000

TOTAL INVESTMENT SECURITIES (Cost $30,661,376) - 102.4%		$31,374,100

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.

Swap Agreements

	Units	Unrealized Appreciation (Depreciation)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $12,307,118)	11,278,000	$153,589

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Rising Rates Opportunity

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (83.0%)
Farmer Mac*, 2.20%, 04/01/05	$45,624,000	$45,624,000
Federal Farm Credit Bank*, 2.20%, 04/01/05	45,624,000	45,624,000
Federal Home Loan Bank*, 2.20%, 04/01/05	45,624,000	45,624,000
Federal Home Loan Mortgage Corp.*, 2.20%, 04/01/05	45,624,000	45,624,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $182,496,000)		182,496,000

Repurchase Agreements (20.8%)
UBS*, 2.45%, 4/1/05 dated 3/31/05, with a maturity value of $45,618,104 (Collateralized by $46,534,000 various U.S. Government Agency Obligations, 2.97%, 4/1/05 – 4/5/05, market value $46,528,159)	45,615,000	45,615,000

TOTAL REPURCHASE AGREEMENTS (Cost $45,615,000)		45,615,000

	Contracts
Options Purchased (NM)
30-year U.S. Treasury Bond Call Option** expiring June 2005 @ $132	500	2,135

TOTAL OPTIONS PURCHASED (Cost $9,063)		2,135

TOTAL INVESTMENT SECURITIES (Cost $228,120,063) - 103.8%		$228,113,135

Percentages indicated are based on net assets as of March 31, 2005.

*	All or a portion of the market value of this security is held as collateral for swap agreements.
**	As of March 31, 2005, this security was fair valued in good faith in accordance with procedures approved by the Board of Trustees.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring June 2005 (Underlying face amount at value $2,563,063)	23	$(15,151)

Swap Agreements

	Units
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond expiring 3/31/05 (Underlying notional amount at value $273,399,593)	(250,538,000)	(3,456,971)

See accompanying notes to the Schedules of Portfolio Investments.

ProFund VP Money Market

Schedule of Portfolio Investments

March 31, 2005

(unaudited)

	Principal Amount	Value
U.S. Government Agency Obligations (178.0%)
Farmer Mac, 2.20%, 4/1/05	$6,563,000	$6,563,000
Federal Farm Credit Bank, 2.20%, 4/1/05	6,563,000	6,563,000
Federal Home Loan Bank, 2.20%, 4/1/05	6,563,000	6,563,000
Federal Home Loan Mortgage Corp., 2.20%, 4/1/05	6,563,000	6,563,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,252,000)		26,252,000

Repurchase Agreements (44.5%)
UBS, 2.45%, 4/1/05, dated 3/31/05, with a maturity value of $6,561,447 (Collateralized by $6,695,000 Federal Home Loan Mortgage Corp., 2.97%, 4/5/05, market value $6,692,243)	6,561,000	6,561,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,561,000)		6,561,000

TOTAL INVESTMENT SECURITIES (Cost $32,813,000) - 222.5%		$32,813,000

Percentages indicated are based on net assets as of March 31, 2005.

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

March 31, 2005

(unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund, Falling U.S. Dollar ProFund, Money Market ProFund, ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds” and individually, a “ProFund”). The ProFunds, excluding the Money Market ProFund and ProFund VP Money Market, are referred to as the “non-money market ProFunds”. Each non-money market ProFund and ProFund VP Money Market is a “non-diversified” series of the Trust pursuant to the 1940 Act. The Money Market ProFund seeks to achieve its objective by investing all of its investable assets in the Scudder Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objectives as the Money Market ProFund. The percentage of the Portfolio owned by the Money Market ProFund as of March 31, 2005 was approximately 6.9%. The Portfolio’s schedule of portfolio investments is included in this Form and should be read in conjunction with the Money Market ProFund’s schedule of portfolio investments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of portfolio investments in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that the Advisor deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees. Prices are generally provided by a third party pricing service.

Securities regularly traded in the OTC markets (other than the NASDAQ/NMS) are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

March 31, 2005

(unaudited)

For the non-money market ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at their last sale price prior to that time at which the ProFund determines its net assets value unless there was no sale on that day, in which case the value of a futures contract purchased by a ProFund will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund). Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with the non-money market ProFunds will be monitored by the Advisor.

The ProFunds require that the securities received as collateral in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the ProFund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss.

Short Sales

The non-money market ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund segregates or earmarks cash or other assets deemed to be liquid as collateral for outstanding short sales. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Futures Contracts

The non-money market ProFunds may purchase or sell stock index futures contracts and options thereon to create investment exposure consistent with their investment objectives, as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take delivery of) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Futures contracts may also be closed by entering into an offsetting transaction prior to settlement. Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

March 31, 2005

(unaudited)

Index Options and Options on Futures Contracts

The non-money market ProFunds may purchase and write options on stock indexes and stock index futures to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions and create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option when the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option multiplied by a specified dollar multiple. All settlements of index options transactions are in cash. Put and call options purchased are accounted for in the same manner as portfolio securities. For options on futures contracts, the cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options and options on futures contracts are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the possibility of an illiquid market for the options or the inability of counterparties to perform. The ProFunds did not write options as of March 31, 2005.

Swap Agreements

The non-money market ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” for example, the return on or increase in value of a particular dollar amount invested in a “basket” of securities. Most swap agreements entered into by the ProFunds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other assets deemed to be liquid.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. Swap agreements are collateralized by cash and certain securities of each particular ProFund.

The non-money market ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

March 31, 2005

(unaudited)

ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

3. Securities Transactions

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date.

4. Concentration Risk

Each UltraSector ProFund, each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, Europe 30 ProFund, UltraDow 30 ProFund, U.S. Government Plus ProFund, Short OTC ProFund, Short Small-Cap ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Europe 30, ProFund VP U.S. Government Plus, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short OTC and ProFund VP Rising Rates Opportunity may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, ProFund VP Asia 30, ProFund VP Europe 30 and ProFund VP Japan may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

5. Federal Income Tax Information

At March 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Bull ProFund	$67,689,697	$1,873,820	$(455,669)	$1,418,151
Mid-Cap ProFund	172,593,719	10,095,775	(1,171,512)	8,924,263
Small-Cap ProFund	14,129,695	1,002,488	(48,986)	953,502
OTC ProFund	21,556,840	4,612,128	(14,175)	4,597,953
Large-Cap Value ProFund	27,664,304	1,897,664	(222,963)	1,674,701
Large-Cap Growth ProFund	6,272,965	—	(185,475)	(185,475)
Mid-Cap Value ProFund	50,311,316	4,318,661	(295,891)	4,022,770
Mid-Cap Growth ProFund	29,981,893	624,687	(294,977)	329,710
Small-Cap Value ProFund	43,983,324	—	(885,646)	(885,646)
Small-Cap Growth ProFund	29,741,246	3,375,806	(437,763)	2,938,043
Europe 30 ProFund	17,865,560	168,780	(140,237)	28,543
UltraBull ProFund	207,188,165	—	(25,698,800)	(25,698,800)
UltraMid-Cap ProFund	82,607,776	4,634,056	(553,851)	4,080,205
UltraSmall-Cap ProFund	161,009,020	—	(5,289,811)	(5,289,811)
UltraDow 30 ProFund	27,504,651	2,129,268	(329,034)	1,800,234
UltraOTC ProFund	583,987,099	—	(240,285,193)	(240,285,193)
UltraJapan ProFund	47,029,690	—	(2,378,940)	(2,378,940)
Bear ProFund	38,420,487	37,170	(37,169)	1
Short Small-Cap ProFund	58,096,057	93,944	(956)	92,988
Short OTC ProFund	36,325,140	28,213	(28,213)	—
UltraBear ProFund	101,236,313	—	—	—
UltraShort Mid-Cap ProFund	8,495,195	3,318	(3,318)	—
UltraShort Small-Cap ProFund	150,619,940	113,074	(113,074)	—
UltraShort Dow 30 ProFund	8,761,459	—	—	—
UltraShort OTC ProFund	222,472,270	135,161	(135,161)	—
Banks UltraSector ProFund	2,794,369	242,729	(21,839)	220,890
Basic Materials UltraSector ProFund	26,351,448	143,370	(240,275)	(96,905)
Biotechnology UltraSector ProFund	9,716,440	—	(540,490)	(540,490)
Consumer Goods UltraSector ProFund	3,184,231	—	(178,846)	(178,846)
Consumer Services UltraSector ProFund	899,298	—	(24,651)	(24,651)
Financials UltraSector ProFund	3,945,643	70,278	(16,117)	54,161
Health Care UltraSector ProFund	15,133,254	—	(347,304)	(347,304)
Industrials UltraSector ProFund	1,816,007	—	(59,124)	(59,124)
Internet UltraSector ProFund	22,393,846	2,891,129	(33,002)	2,858,127
Mobile Telecommunications UltraSector ProFund	24,431,431	2,390,714	(34,909)	2,355,804
Oil & Gas UltraSector ProFund	128,994,087	13,939,531	(142,944)	13,796,587
Pharmaceuticals UltraSector ProFund	14,323,224	—	(1,090,008)	(1,090,008)
Precious Metals UltraSector ProFund	61,849,000	—	—	—
Real Estate UltraSector ProFund	13,597,940	2,016,855	(21,154)	1,995,701
Semiconductor UltraSector ProFund	30,185,198	—	(5,681,377)	(5,681,377)
Technology UltraSector ProFund	8,678,238	73,331	(4,031,654)	(3,958,323)
Telecommunications UltraSector ProFund	2,642,565	—	(6,765)	(6,765)
Utilities UltraSector ProFund	26,115,363	1,853,652	(23,493)	1,830,159
U.S. Government Plus ProFund	16,466,125	97,638	—	97,638
Rising Rates Opportunity 10 ProFund	24,976,379	—	—	—
Rising Rates Opportunity ProFund	744,898,269	—	—	—
Rising U.S. Dollar ProFund	19,365,000	—	—	—
Falling U.S. Dollar ProFund	5,402,000	—	—	—
Money Market ProFund	761,206,937	—	—	—
ProFund VP Bull	196,152,347	19,442,945	(1,219,222)	18,223,723
ProFund VP Small-Cap	106,080,848	8,399,805	(4,108,883)	4,290,922
ProFund VP OTC	58,502,322	5,429,592	(184,968)	5,244,624
ProFund VP Large-Cap Value	37,227,239	—	(539,526)	(539,526)
ProFund VP Large-Cap Growth	12,314,284	—	(306,227)	(306,227)
ProFund VP Mid-Cap Value	149,152,238	5,228,420	(579,305)	4,649,115
ProFund VP Mid-Cap Growth	118,673,912	3,683,763	(1,502,812)	2,180,951
ProFund VP Small-Cap Value	74,738,164	6,641,448	(617,994)	6,023,454
ProFund VP Small-Cap Growth	61,412,783	14,056,585	(541,960)	13,514,625
ProFund VP Asia 30	29,791,965	4,107,765	(104,324)	4,003,441
ProFund VP Europe 30	69,360,104	12,915,532	(287,181)	12,628,351
ProFund VP Japan	23,032,500	—	—	—
ProFund VP UltraBull	64,183,589	1,107,900	(351,809)	756,091
ProFund VP UltraMid-Cap	58,692,392	3,355,009	(205,606)	3,149,403
ProFund VP UltraSmall-Cap	49,786,572	—	(3,226,800)	(3,226,800)
ProFund VP UltraOTC	122,842,943	—	(33,873,477)	(33,873,477)
ProFund VP Bear	57,592,575	75	—	75
ProFund VP Short Mid-Cap	3,176,130	—	—	—
ProFund VP Short Small-Cap	16,721,665	—	—	—
ProFund VP Short OTC	34,060,140	—	—	—
ProFund VP Banks	6,193,631	770,868	(55,723)	715,145
ProFund VP Basic Materials	38,436,511	1,817,790	(366,828)	1,450,962
ProFund VP Biotechnology	15,885,616	—	(1,978,984)	(1,978,984)
ProFund VP Consumer Goods	8,756,705	322,576	(111,807)	210,769
ProFund VP Consumer Services	5,233,867	361,678	(15,274)	346,404
ProFund VP Financials	17,169,124	1,623,725	(145,736)	1,477,989
ProFund VP Health Care	52,163,749	597,399	(365,054)	232,345
ProFund VP Industrials	8,154,837	997,714	(30,844)	966,870
ProFund VP Internet	8,254,702	2,521,417	(15,060)	2,506,357
ProFund VP Oil & Gas	91,796,185	26,253,396	(64,735)	26,188,661
ProFund VP Pharmaceuticals	8,918,491	—	(1,436,133)	(1,436,133)
ProFund VP Precious Metals	56,850,000	—	—	—
ProFund VP Real Estate	43,805,366	7,245,649	(96,103)	7,149,547
ProFund VP Semiconductor	6,957,990	—	(209,025)	(209,025)
ProFund VP Technology	15,131,970	—	(438,886)	(438,886)
ProFund VP Telecommunications	9,504,492	—	(501,218)	(501,218)
ProFund VP Utilities	66,400,082	9,207,263	(146,984)	9,060,279
ProFund VP U.S. Government Plus	30,919,837	454,263	—	454,263
ProFund VP Rising Rates Opportunity	228,113,135	—	—	—
ProFund VP Money Market	32,813,000	—	—	—

Scudder Cash Management Portfolio

Investment Portfolio as of March 31, 2005 (Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 34.3%
Bank of America NA:
2.77%, 5/3/2005	50,000,000	50,000,000
2.92%, 8/3/2005	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi, 2.78%, 5/3/2005	70,000,000	70,000,000
Barclays Bank PLC:
2.71%, 4/11/2005	50,000,000	49,999,223
2.83%, 5/3/2005	60,000,000	60,000,266
3.02%, 6/30/2005	15,000,000	14,999,991
BNP Paribas:
2.61%, 4/4/2005	135,000,000	134,997,063
3.02%, 8/22/2005	100,000,000	100,000,000
Calyon, 3.27%, 3/6/2006	55,000,000	55,000,000
Credit Suisse First Boston:
2.79%, 4/25/2005	150,000,000	150,000,000
2.81%, 5/3/2005	190,000,000	190,000,000
Depfa Bank PLC:
2.59%, 6/6/2005	50,000,000	50,000,000
2.75%, 5/2/2005	80,000,000	80,000,000
3.22%, 2/6/2006	101,000,000	101,000,000
HBOS Treasury Services PLC, 3.62%, 4/12/2006	60,000,000	60,000,000
HSH Nordbank AG, 2.58%, 6/7/2005	25,000,000	25,000,000
Lloyds TSB Bank PLC:
2.5%, 5/31/2005	20,000,000	19,999,994
2.79%, 4/25/2005	330,000,000	330,000,000
Natexis Banque Populaires, 2.8%, 4/29/2005	125,000,000	125,000,000
Northern Rock PLC:
3.0%, 6/22/2005	40,000,000	40,000,000
3.0%, 6/24/2005	45,000,000	45,000,000
Rabobank Nederland NV, 2.81%, 5/3/2005	250,000,000	250,000,000
Societe Generale:
2.755%, 5/3/2005	175,000,000	175,000,000
2.76%, 5/3/2005	175,000,000	175,000,000
2.8%, 5/3/2005	50,000,000	49,999,778
2.96%, 8/8/2005	35,000,000	35,000,618
3.27%, 3/3/2006	86,000,000	86,000,000
Toronto Dominion Bank:
2.15%, 4/15/2005	25,000,000	24,995,309
2.31%, 5/12/2005	50,000,000	49,993,151
2.51%, 5/27/2005	60,000,000	60,000,461
UBS AG:
2.8%, 5/2/2005	350,000,000	350,000,000
2.82%, 5/3/2005	200,000,000	200,000,000
Wells Fargo Bank NA:
2.79%, 4/5/2005	300,000,000	300,000,000
2.79%, 4/25/2005	200,000,000	200,000,000

Total Certificates of Deposit and Bank Notes (Cost $3,756,985,854)		3,756,985,854

US Government Sponsored Agencies 4.2%
Federal Home Loan Mortgage Corp.:
2.55%*, 10/7/2005	100,000,000	100,000,000
2.73%*, 11/7/2005	50,000,000	50,000,000
Federal National Mortgage Association:
1.75%, 5/23/2005	66,300,000	66,300,000
2.63%*, 9/7/2006	150,000,000	149,839,908
2.84%*, 12/9/2005	15,000,000	14,993,704
2.87%**, 8/3/2005	50,000,000	49,510,889
3.15%, 2/8/2006	32,000,000	31,879,380

Total US Government Sponsored Agencies (Cost $462,523,881)		462,523,881

	Principal Amount ($)	Value ($)
Short Term Notes* 22.9%
American Express Centurion Bank, 2.69%, 9/1/2005	50,000,000	50,007,959
American General Finance Corp., 144A, 2.81%, 1/6/2006	50,000,000	50,000,000
Banco Bilbao Vizcaya Argentaria NA, 2.85%, 6/1/2005	60,000,000	59,999,061
Branch Banking & Trust Co., 2.86%, 3/15/2006	165,000,000	164,956,684
Canadian Imperial Bank of Commerce, 2.79%, 5/31/2005	100,000,000	99,995,531
CC (USA), Inc., 2.87%, 11/23/2005	110,000,000	110,035,713
Citigroup, Inc., 2.64%, 3/20/2006	100,000,000	100,163,716
Credit Suisse First Boston, 2.97%, 9/9/2005	50,000,000	50,004,749
Depfa Bank PLC, 3.0%, 9/15/2005	32,000,000	32,000,000
General Electric Capital Corp.:
2.95%, 5/12/2005	25,000,000	25,004,263
3.12%, 9/23/2005	100,000,000	100,165,939
General Electric Co., 2.743%, 10/24/2005	86,730,000	86,755,929
Greenwich Capital Holdings, Inc.:
2.73%, 12/5/2005	90,000,000	90,000,000
2.731%, 11/14/2005	75,000,000	75,000,000
2.81%, 12/19/2005	50,000,000	50,000,000
Harris Trust & Savings Bank, 2.82%, 2/2/2006	30,000,000	29,998,738
HSBC Finance Corp.:
2.84%, 3/24/2006	25,000,000	25,000,000
2.92%, 8/18/2005	50,000,000	50,025,233
International Business Machines Corp., 2.72%, 3/18/2006	66,000,000	65,989,551
K2 (USA) LLC, 2.701%, 12/7/2005	100,000,000	99,976,027
Lehman Brothers Holdings, Inc., 2.81%, 4/21/2005	115,000,000	115,000,000
Merrill Lynch & Co., Inc., 2.75%, 1/4/2006	35,000,000	35,000,000
Morgan Stanley:
2.58%, 7/1/2005	30,000,000	30,000,375
2.71%, 2/3/2006	25,000,000	25,000,000
2.82%, 11/15/2005	25,000,000	25,000,000
2.83%, 4/19/2005	61,000,000	61,000,000
2.83%, 5/24/2005	100,000,000	100,000,000
2.85%, 2/3/2006	100,000,000	100,000,000
National City Bank of Cleveland, 2.6%, 10/31/2005	50,000,000	49,998,471
Nationwide Building Society, 144A, 2.85%, 1/13/2006	45,000,000	45,026,502
Northern Rock PLC, 144A, 2.66%, 7/13/2005	40,000,000	40,003,261
Pfizer, Inc., 144A, 2.706%, 10/7/2005	70,000,000	70,000,000
Royal Bank of Scotland PLC, 2.77%, 9/29/2005	70,000,000	69,985,094
Societe Generale, 2.61%, 5/31/2005	50,000,000	49,997,741
SunTrust Bank, Atlanta, 2.77%, 4/1/2005	60,000,000	60,000,000
Tango Finance Corp., 144A, 2.73%, 2/10/2006	25,000,000	24,997,894
UniCredito Italiano SpA, 2.828%, 2/28/2006	150,000,000	149,948,342
Westpac Banking Corp., 2.89%, 9/9/2005	40,000,000	39,994,707

Total Short Term Notes (Cost $2,506,031,480)		2,506,031,480

Medium Term Notes 0.1%
HSBC Bank PLC, 6.5%, 1/24/2006 (Cost $11,848,265)	11,550,000	11,848,265

Commercial Paper** 25.1%
Apreco LLC, 2.78%, 4/27/2005	30,000,000	29,939,767
Bank of America Corp., 2.62%, 4/26/2005	75,000,000	74,863,542
British Transco Capital, Inc.:
2.77%, 5/6/2005	32,000,000	31,913,822
2.85%, 5/13/2005	50,000,000	49,833,750
CC (USA), Inc.:
2.63%, 4/25/2005	80,000,000	79,859,734
2.8%, 4/22/2005	35,000,000	34,942,833
CIT Group, Inc.:
2.36%, 4/4/2005	20,000,000	19,996,067
2.62%, 6/17/2005	25,000,000	24,859,903
2.68%, 4/25/2005	25,000,000	24,955,333
Compass Securitization LLC, 2.75%, 4/14/2005	55,000,000	54,945,382
Falcon Asset Securitization Corp.:
2.80%, 4/26/2005	26,232,000	26,180,993
2.79%, 4/25/2005	51,130,000	51,034,898
Genworth Finance, Inc.:
2.81%, 5/18/2005	20,000,000	19,926,628
2.87%, 5/17/2005	29,750,000	29,640,900

	Principal Amount ($)	Value ($)
Giro Funding US Corp.:
2.67%, 4/5/2005	25,000,000	24,992,583
2.77%, 4/13/2005	50,000,000	49,953,834
2.81%, 4/21/2005	47,000,000	46,926,628
2.81%, 4/26/2005	50,000,000	49,902,430
2.81%, 4/27/2005	75,000,000	74,847,792
2.87%, 5/31/2005	37,500,000	37,320,625
Goldman Sachs Group, Inc.:
2.8%, 4/7/2005	47,000,000	46,978,067
3.185%, 3/3/2006	30,000,000	29,108,200
Greyhawk Funding LLC:
2.79%, 4/21/2005	70,000,000	69,891,500
2.8%, 4/20/2005	40,000,000	39,940,889
Irish Life and Permanent PLC, 2.43%, 5/16/2005	40,000,000	39,878,500
Jupiter Securitization Corp.:
2.79%, 4/12/2005	75,119,000	75,054,961
2.79%, 4/15/2005	51,093,000	51,037,564
2.79%, 4/18/2005	86,169,000	86,055,472
2.79%, 4/26/2005	75,327,000	75,181,054
2.8%, 4/21/2005	75,307,000	75,189,856
2.8%, 4/26/2005	36,232,000	36,161,549
K2 (USA) LLC, 2.8%, 4/25/2005	40,000,000	39,925,333
Kitty Hawk Funding Corp., 2.65%, 4/27/2005	122,892,000	122,656,798
Lake Constance Funding LLC, 2.8%, 4/25/2005	70,000,000	69,869,333
Liberty Street Funding, 2.8%, 4/18/2005	20,101,000	20,074,422
Mane Funding Corp.:
2.79%, 4/19/2005	88,485,000	88,361,563
2.8%, 4/21/2005	100,000,000	99,844,445
Pfizer, Inc., 2.49%, 4/4/2005	20,000,000	19,995,850
Ranger Funding Co., LLC:
2.79%, 4/18/2005	65,000,000	64,914,362
2.8%, 4/20/2005	30,000,000	29,955,667
RWE AG, 2.92%, 8/8/2005	20,000,000	19,790,733
Sanofi-Aventis:
2.85%, 5/9/2005	9,490,000	9,461,501
3.00%, 6/13/2005	15,000,000	14,908,750
Santander Central Hispano Finance (Delaware), Inc.,
2.89%, 8/4/2005	90,000,000	89,096,875
SBC Communications, Inc., 2.77%, 4/14/2005	22,000,000	21,977,994
Scaldis Capital LLC:
2.4%, 5/13/2005	30,370,000	30,284,964
2.56%, 5/27/2005	21,335,000	21,250,039
2.8%, 4/19/2005	100,000,000	99,860,000
2.805%, 4/25/2005	250,000,000	249,532,500
Sheffield Receivables Corp., 2.79%, 4/26/2005	98,310,000	98,119,524
Swedish National Housing Finance Corp., 2.81%, 4/29/2005	30,000,000	29,934,667
Tango Finance Corp., 2.13%, 4/7/2005	46,350,000	46,333,546

Total Commercial Paper (Cost $2,747,463,922)		2,747,463,922

Master Notes 1.0%
Bear Stearns & Co., Inc.:
2.9%*, 12/31/2005	50,000,000	50,000,000
3.03%*, 12/31/2005	60,000,000	60,000,000

Total Master Notes (Cost $110,000,000)		110,000,000

Funding Agreements 3.0%
GE Capital Assurance Co.:
1.89%*, 9/1/2005	60,000,000	60,000,000
2.62%*, 1/25/2006	75,000,000	75,000,000
ING USA Annuity & Life Insurance Co., 2.78%*, 4/18/2005	100,000,000	100,000,000
New York Life Insurance Co., 3.12%*, 9/20/2005	60,000,000	60,000,000
Travelers Insurance Co., 1.19%*, 4/1/2005	30,000,000	30,000,000

Total Funding Agreements (Cost $325,000,000)		325,000,000

Asset Backed 0.4%
Volkswagen Auto Lease Trust, “A1”, Series 2005-A,
2.99%, 3/20/2006	33,012,256	33,012,256
World Omni Auto Receivables Trust, “A1”, Series 2005-A,
2.78%, 2/12/2006	12,079,363	12,079,363

Total Asset Backed (Cost $45,091,619)		45,091,619

	Principal Amount ($)	Value ($)
Promissory Notes 4.0%
Goldman Sachs Group, Inc.:
2.48%*, 10/7/2005	100,000,000	100,000,000
2.63%*, 10/28/2005	9,000,000	9,000,000
2.84%*, 8/10/2005	129,000,000	129,000,000
2.9%*, 5/26/2005	200,000,000	200,000,000

Total Promissory Notes (Cost $438,000,000)		438,000,000

Time Deposit 5.1%
American Express Centurion Bank, 2.79%, 4/26/2005	100,000,000	100,000,000
Barclays Bank PLC, 2.844%, 4/1/2005	191,435,801	191,435,801
Dexia Bank Belgique, 2.96%, 4/1/2005	200,000,000	200,000,000
WestLB AG, 2.96%, 4/1/2005	65,000,000	65,000,000

Total Time Deposit (Cost $556,435,801)		556,435,801

Municipal Investments 0.1%
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series B, 2.13%, 12/15/2005 (Cost $14,884,647)	15,000,000	14,884,647

Repurchase Agreements 0.5%
Bank of America, 2.9%, dated 3/31/2005, to be repurchased at $22,005,453 on 4/1/2005 (a)	22,003,680	22,003,680
Credit Suisse First Boston Corp., 2.65%, dated 3/31/2005, to be repurchased at $29,503,180 on 4/1/2005 (b)	29,501,008	29,501,008
State Street Bank and Trust Co., 2.7%, dated 3/31/2005, to be repurchased at $247,019 on 4/1/2005 (c)	247,000	247,000

Total Repurchase Agreements (Cost $51,751,688)		51,751,688

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $11,026,017,157)	100.7	11,026,017,157
Other Assets and Liabilities, Net	-0.7	-74,226,455

Net Assets	100.0	10,951,790,702

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.
**	Annualized yield at time of purchase; not a coupon rate.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
22,058,510	Federal National Mortgage Association	4.5-6.0	12/1/2017-2/1/2020	22,150,750
522,839	Federal Home Loan Mortgage Corp.	4.50	4/1/2018	513,041

Total Collateral Value				22,663,791

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
37,720,000	US Treasury STRIPs, Principal Only	Zero Coupon	2/15/2018	20,100,989
19,290,000	US Treasury STRIPs, Principal Only	Zero Coupon	8/15/2018	9,992,220

Total Collateral Value				30,093,209

(c)	Collateralized by $255,000, Federal Home Loan Mortgage Corp., 2.04% maturing on 2/17/2006 with a value of $252,048.

(d)	Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ProFunds

By (Signature and Title) *	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date    June 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date    June 7, 2005

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date    June 7, 2005

*	Print the name and title of each signing officer under his or her signature.